HC CAPITAL TRUST
The Value Equity Portfolio
Portfolio of Investments — March 31, 2024 (Unaudited)
1
Shares Security Description Value
(000)
Common Stocks — 99 .48%
Aerospace & Defense — 1 .58%
3,065
HEICO Corp. ..................... $ 585
1,057
L3Harris Technologies, Inc. .......... 225
5,411
Lockheed Martin Corp. .............. 2,461
747
Northrop Grumman Corp. ............ 358
18,437
RTX Corp. ....................... 1,798
5,412
The Boeing Co. (a) ................. 1,044
4,420
TransDigm Group, Inc. .............. 5,445
11,916
Air Freight & Logistics — 0 .53%
305
Expeditors International of Washington, Inc. 37
4,786
FedEx Corp. ..................... 1,387
1,886
GXO Logistics, Inc. (a) .............. 101
16,845
United Parcel Service, Inc. , Class - B .... 2,504
4,029
Automobile Components — 0 .37%
585
Gentex Corp. ..................... 21
12,500
Lear Corp. ....................... 1,812
75,708
QuantumScape Corp. (a) ............. 476
37,827
The Goodyear Tire & Rubber Co. (a) .... 519
2,828
Automobiles — 0 .76%
32,635
Tesla, Inc. (a) ..................... 5,737
Banks — 3 .66%
225,733
Bank of America Corp. .............. 8,560
16,687
Bank OZK ....................... 759
7,844
Citigroup, Inc. .................... 496
1,826
Citizens Financial Group, Inc. ......... 66
5,616
Columbia Banking System, Inc. ....... 109
15,989
Comerica, Inc. .................... 879
688
Commerce Bancshares, Inc. .......... 37
1,552
Cullen/Frost Bankers, Inc. ............ 175
3,013
East West Bancorp, Inc. ............. 238
13,076
Fifth Third Bancorp ................ 487
591
First Citizens BancShares, Inc. , Class - A . 966
6,815
First Hawaiian, Inc. ................ 150
41,225
Huntington Bancshares, Inc. .......... 575
43,881
JPMorgan Chase & Co. ............. 8,789
3,497
M&T Bank Corp. .................. 509
42,174
Synovus Financial Corp. ............. 1,689
8,270
The PNC Financial Services Group, Inc. . 1,336
13,406
Wells Fargo & Co. ................. 777
16,779
Western Alliance Bancorp ............ 1,077
27,674
Beverages — 1 .60%
4,600
Brown-Forman Corp. , Class - B ....... 237
2,846
Constellation Brands, Inc. , Class - A .... 773
Shares Security Description Value
(000)
Common Stocks (continued)
Beverages (continued)
6,891
Keurig Dr. Pepper, Inc. .............. $ 211
9,060
Monster Beverage Corp. (a) ........... 537
28,839
PepsiCo, Inc. ..................... 5,047
85,987
The Coca-Cola Co. ................. 5,262
12,067
Biotechnology — 2 .13%
34,760
AbbVie, Inc. ..................... 6,330
2,223
Alnylam Pharmaceuticals, Inc. (a) ...... 332
14,171
Amgen, Inc. ...................... 4,029
17,938
United Therapeutics Corp. (a) ......... 4,121
3,143
Vertex Pharmaceuticals, Inc. (a) ........ 1,314
16,126
Broadline Retail — 3 .85%
154,380
Amazon.com, Inc. (a) ............... 27,847
15,760
eBay, Inc. ....................... 832
5,126
Ollie's Bargain Outlet Holdings, Inc. (a) .. 408
29,087
Building Products — 0 .78%
10,045
A.O. Smith Corp. .................. 899
21,311
Carrier Global Corp. ................ 1,239
13,273
Johnson Controls International PLC ..... 867
6,549
Masco Corp. ..................... 517
7,831
Trane Technologies PLC ............. 2,350
5,872
Capital Markets — 2 .81%
4,496
Affiliated Managers Group, Inc. ....... 753
2,506
Ameriprise Financial, Inc. ............ 1,099
2,656
Ares Management Corp. , Class - A ..... 353
4,582
BlackRock, Inc. ................... 3,820
1,669
CME Group, Inc. .................. 359
7,651
Coinbase Global, Inc. , Class - A (a) ..... 2,028
4,721
Evercore, Inc. .................... 909
16,955
Franklin Resources, Inc. ............. 477
2,293
Interactive Brokers Group, Inc. ........ 256
3,061
Intercontinental Exchange, Inc. ........ 421
9,972
Invesco Ltd. ...................... 165
17,093
Jefferies Financial Group, Inc. ......... 754
9,493
KKR & Co., Inc. .................. 955
20,369
Morgan Stanley ................... 1,918
686
Morningstar, Inc. .................. 212
1,887
Nasdaq, Inc. ..................... 119
269
S&P Global, Inc. .................. 114
7,695
State Street Corp. .................. 595
7,780
T. Rowe Price Group, Inc. ............ 949
25,629
The Charles Schwab Corp. ........... 1,854

HC CAPITAL TRUST
The Value Equity Portfolio
Portfolio of Investments (continued) — March 31, 2024 (Unaudited)
Shares Security Description Value
(000)
Common Stocks (continued)
Capital Markets (continued)
7,506
The Goldman Sachs Group, Inc. ....... $ 3,135
21,245
Chemicals — 1 .49%
7,464
Air Products and Chemicals, Inc. ....... 1,808
4,923
Axalta Coating Systems Ltd. (a) ........ 169
1,640
Celanese Corp. .................... 282
30,439
CF Industries Holdings, Inc. .......... 2,532
9,311
Corteva, Inc. ..................... 537
9,217
Dow, Inc. ....................... 534
13,063
DuPont de Nemours, Inc. ............ 1,002
2,671
Linde PLC ....................... 1,240
7,173
LyondellBasell Industries N.V. , Class - A . 734
24,876
Olin Corp. ....................... 1,463
6,716
PPG Industries, Inc. ................ 973
11,274
Commercial Services & Supplies — 1 .51%
11,948
Clean Harbors, Inc. (a) .............. 2,405
109,396
Copart, Inc. (a) .................... 6,337
1,577
RB Global, Inc. ................... 120
1,270
Republic Services, Inc. .............. 243
2,747
Stericycle, Inc. (a) .................. 145
1,167
Veralto Corp. ..................... 103
9,682
Waste Management, Inc. ............. 2,064
11,417
Communications Equipment — 0 .63%
90,637
Cisco Systems, Inc. ................ 4,523
774
Motorola Solutions, Inc. ............. 275
4,798
Construction & Engineering — 0 .10%
3,578
AECOM ........................ 351
841
Arcosa, Inc. ...................... 72
1,151
Quanta Services, Inc. ............... 299
722
Construction Materials — 0 .20%
1,351
Martin Marietta Materials, Inc. ........ 829
2,578
Vulcan Materials Co. ............... 704
1,533
Consumer Finance — 1 .27%
20,855
American Express Co. .............. 4,748
20,025
Capital One Financial Corp. .......... 2,982
6,409
Discover Financial Services .......... 840
14,450
OneMain Holdings, Inc. ............. 738
44,363
SoFi Technologies, Inc. ^ (a) ........... 324
9,632
Shares Security Description Value
(000)
Common Stocks (continued)
Consumer Staples Distribution & Retail — 2 .02%
3,254
Casey's General Stores, Inc. .......... $ 1,036
3,889
Costco Wholesale Corp. ............. 2,849
952
Dollar General Corp. ............... 149
4,169
Dollar Tree, Inc. (a) ................. 555
9,412
Sysco Corp. ...................... 764
17,745
Target Corp. ..................... 3,145
9,040
The Kroger Co. ................... 516
104,343
Walmart, Inc. ..................... 6,279
15,293
Containers & Packaging — 0 .35%
262
AptarGroup, Inc. .................. 38
27
Avery Dennison Corp. .............. 6
22,939
Ball Corp. ....................... 1,544
10,608
International Paper Co. .............. 414
2,050
Packaging Corp. of America .......... 389
2,320
Silgan Holdings, Inc. ............... 113
2,452
Sonoco Products Co. ............... 142
2,646
Distributors — 0 .08%
3,827
Genuine Parts Co. ................. 593
Diversified Consumer Services — 0 .08%
7,498
H&R Block, Inc. .................. 368
3,097
Service Corp. International ........... 230
598
Diversified Telecommunication Services — 0 .27%
4,671
GCI Liberty, Inc. (a) (b) .............. –
48,780
Verizon Communications, Inc. ......... 2,047
2,047
Electric Utilities — 1 .40%
1,604
Alliant Energy Corp. ............... 81
30,034
American Electric Power Co., Inc. ...... 2,586
3,035
Constellation Energy Corp. ........... 561
7,685
Duke Energy Corp. ................. 743
1,914
Edison International ................ 135
9,746
Eversource Energy ................. 583
9,106
Exelon Corp. ..................... 342
70,548
Hawaiian Electric Industries, Inc. ...... 795
35,480
NextEra Energy, Inc. ............... 2,268
32,159
The Southern Co. .................. 2,307
4,017
Xcel Energy, Inc. .................. 216
10,617
Electrical Equipment — 0 .94%
3,350
AMETEK, Inc. ................... 613
12,355
Eaton Corp. PLC .................. 3,863
16,658
Emerson Electric Co. ............... 1,889

HC CAPITAL TRUST
The Value Equity Portfolio
Portfolio of Investments (continued) — March 31, 2024 (Unaudited)
Shares Security Description Value
(000)
Common Stocks (continued)
Electrical Equipment (continued)
3,984
Regal Rexnord Corp. ............... $ 718
7,083
Electronic Equipment, Instruments & Components
— 0 .02%
1,050
Keysight Technologies, Inc. (a) ........ 164
Energy Equipment & Services — 0 .59%
26,930
Halliburton Co. ................... 1,062
6,095
Helmerich & Payne, Inc. ............. 256
23,556
Patterson-UTI Energy, Inc. ........... 281
42,009
Schlumberger N.V. ................. 2,303
21,429
TechnipFMC PLC ................. 538
4,440
Entertainment — 0 .99%
430
Atlanta Braves Holdings, Inc. (a) ....... 17
14,871 Liberty Media Corp.-Liberty Formula
One (a) ..................... 976
636
Liberty Media Corp.-Liberty Live (a) .... 28
4,935
Netflix, Inc. (a) .................... 2,997
28,322
The Walt Disney Co. ............... 3,465
7,483
Financial Services — 3 .70%
8,213
Apollo Global Management, Inc. ....... 924
23,877
Berkshire Hathaway, Inc. , Class - B (a) ... 10,042
14,613
Equitable Holdings, Inc. ............. 555
3,316
Fiserv, Inc. (a) ..................... 530
4,425
Global Payments, Inc. ............... 591
18,311
Mastercard, Inc. , Class - A ........... 8,818
23,246
Visa, Inc. , Class - A ................ 6,487
43
WEX, Inc. (a) ..................... 10
27,957
Food Products — 0 .66%
13,782
Archer-Daniels-Midland Co. .......... 866
3,437
Campbell Soup Co. ................ 153
16,807
Conagra Brands, Inc. ............... 498
5,689
Flowers Foods, Inc. ................ 135
12,760
General Mills, Inc. ................. 894
2,450
Hormel Foods Corp. ................ 85
10,284
Kellanova ....................... 589
9,502
Mondelez International, Inc. , Class - A ... 665
1,277
Post Holdings, Inc. (a) ............... 136
1,964
The Hershey Co. .................. 382
13,887
The Kraft Heinz Co. ................ 512
2,571
WK Kellogg Co. .................. 48
4,963
Shares Security Description Value
(000)
Common Stocks (continued)
Gas Utilities — 0 .01%
808
Atmos Energy Corp. ................ $ 96
Ground Transportation — 1 .21%
4,011
CSX Corp. ....................... 149
2,655
Knight-Swift Transportation Holdings, Inc. 146
5,345
Norfolk Southern Corp. ............. 1,362
2,558
Old Dominion Freight Line, Inc. ....... 561
1,886
RXO, Inc. (a) ..................... 41
7,527
Ryder System, Inc. ................. 905
13,196
Uber Technologies, Inc. (a) ........... 1,016
2,943
U-Haul Holding Co. ................ 196
327
U-Haul Holding Co. (a) .............. 22
18,473
Union Pacific Corp. ................ 4,543
1,886
XPO, Inc. (a) ..................... 230
9,171
Health Care Equipment & Supplies — 2 .14%
48,674
Abbott Laboratories ................ 5,533
5,533
Align Technology, Inc. (a) ............ 1,814
4,797
Becton Dickinson & Co. ............. 1,187
5,314
Dexcom, Inc. (a) ................... 737
9,953
Edwards Lifesciences Corp. (a) ........ 951
1,648
Enovis Corp. (a) ................... 103
19,348
Envista Holdings Corp. (a) ............ 414
2,648
GE HealthCare Technologies, Inc. ...... 241
9,518
ICU Medical, Inc. (a) ............... 1,021
1,653
IDEXX Laboratories, Inc. (a) .......... 893
2,647
Intuitive Surgical, Inc. (a) ............ 1,056
74
Medtronic PLC ................... 6
26,890
Novocure Ltd. (a) .................. 420
1,434
Penumbra, Inc. (a) .................. 320
1,498
STERIS PLC ..................... 337
22,278
Tandem Diabetes Care, Inc. (a) ......... 789
1,671
Teleflex, Inc. ..................... 378
16,200
Health Care Providers & Services — 2 .85%
3,127
Cencora, Inc. ..................... 760
24,101
Centene Corp. (a) .................. 1,891
14,322
CVS Health Corp. ................. 1,142
4,252
Elevance Health, Inc. ............... 2,205
4,756
HCA Healthcare, Inc. ............... 1,586
2,789
Humana, Inc. ..................... 967
2,131
Laboratory Corp. of America Holdings ... 466
4,072
McKesson Corp. .................. 2,186
992
Molina Healthcare, Inc. (a) ........... 408
2,928
Quest Diagnostics, Inc. .............. 390
11,241
The Cigna Group .................. 4,083
11,048
UnitedHealth Group, Inc. ............ 5,465
21,549

HC CAPITAL TRUST
The Value Equity Portfolio
Portfolio of Investments (continued) — March 31, 2024 (Unaudited)
Shares Security Description Value
(000)
Common Stocks (continued)
Health Care REITs — 0 .07%
5,701
Welltower, Inc. .................... $ 533
Health Care Technology — 0 .40%
20,543
Teladoc Health, Inc. (a) .............. 310
11,861
Veeva Systems, Inc. , Class - A (a) ....... 2,748
3,058
Hotel & Resort REITs — 0 .06%
24,850
Park Hotels & Resorts, Inc. ........... 435
Hotels, Restaurants & Leisure — 2 .04%
3,359
Airbnb, Inc. , Class - A (a) ............ 554
7,828
Caesars Entertainment, Inc. (a) ......... 342
2,249
Darden Restaurants, Inc. ............. 376
23,594
DraftKings, Inc. (a) ................. 1,071
148
Hilton Worldwide Holdings, Inc. ....... 32
3,826
Hyatt Hotels Corp. , Class - A ......... 611
1,434
Marriott International, Inc. , Class - A .... 362
20,166
McDonald's Corp. ................. 5,685
51,410
Norwegian Cruise Line Holdings Ltd. (a) . 1,076
16,947
Royal Caribbean Cruises Ltd. (a) ....... 2,356
30,827
Starbucks Corp. ................... 2,817
546
Vail Resorts, Inc. .................. 122
15,404
Household Durables — 0 .67%
3,443
D.R. Horton, Inc. .................. 567
3,121
Garmin Ltd. ...................... 465
3,252
Leggett & Platt, Inc. ................ 62
6,964
Lennar Corp. , Class - A .............. 1,198
83
Lennar Corp. , Class - B ............. 13
4,132
PulteGroup, Inc. ................... 498
17,676
Toll Brothers, Inc. ................. 2,286
5,089
Household Products — 1 .48%
2,171
Church & Dwight Co., Inc. ........... 226
16,240
Kimberly-Clark Corp. ............... 2,101
1,218
The Clorox Co. ................... 186
53,465
The Procter & Gamble Co. ........... 8,675
11,188
Industrial Conglomerates — 0 .62%
7,946
General Electric Co. ................ 1,395
16,050
Honeywell International, Inc. ......... 3,294
4,689
Industrial REITs — 0 .44%
11,771
Americold Realty Trust, Inc. .......... 293
20,968
Prologis, Inc. ..................... 2,731
Shares Security Description Value
(000)
Common Stocks (continued)
Industrial REITs (continued)
6,543
Rexford Industrial Realty, Inc. ......... $ 329
3,353
Insurance — 2 .06%
23,465
Aflac, Inc. ....................... 2,015
560
Aon PLC , Class - A ................ 187
676
Arthur J. Gallagher & Co. ............ 169
1,195
Assurant, Inc. .................... 225
1,709
Brown & Brown, Inc. ............... 150
3,252
Cincinnati Financial Corp. ........... 404
52,976
Fidelity National Financial, Inc. ....... 2,813
2,577
Marsh & McLennan Cos., Inc. ........ 531
26,353
MetLife, Inc. ..................... 1,953
7,077
Old Republic International Corp. ....... 217
6,114
Prudential Financial, Inc. ............ 718
3,014
RenaissanceRe Holdings Ltd. ......... 708
26,534
The Allstate Corp. ................. 4,590
2,945
The Progressive Corp. .............. 609
3,246
W.R. Berkley Corp. ................ 287
15,576
Interactive Media & Services — 6 .30%
125,340
Alphabet, Inc. , Class - A (a) ........... 18,917
91,660
Alphabet, Inc. , Class - C (a) ........... 13,956
7,722
IAC, Inc. (a) ...................... 412
29,543
Meta Platforms, Inc. , Class - A ........ 14,345
47,630
IT Services — 1 .21%
4,055
Accenture PLC , Class - A ............ 1,406
3,168
Akamai Technologies, Inc. (a) ......... 345
1,853 Cognizant Technology Solutions Corp. ,
Class - A .................... 136
8,471
EPAM Systems, Inc. (a) .............. 2,338
13,957
GoDaddy, Inc. , Class - A (a) ........... 1,656
2,117
International Business Machines Corp. ... 404
13,322
Okta, Inc. (a) ..................... 1,394
4,262
Snowflake, Inc. , Class - A (a) .......... 689
4,247
VeriSign, Inc. (a) ................... 805
9,173
Leisure Products — 0 .10%
1,780
Brunswick Corp. .................. 172
1,159
Hasbro, Inc. ...................... 66
10,271
Mattel, Inc. (a) .................... 203
3,276
Polaris, Inc. ...................... 328
769
Life Sciences Tools & Services — 1 .10%
4,371
Agilent Technologies, Inc. ............ 636
398
Bio-Rad Laboratories, Inc. , Class - A (a) .. 138

HC CAPITAL TRUST
The Value Equity Portfolio
Portfolio of Investments (continued) — March 31, 2024 (Unaudited)
Shares Security Description Value
(000)
Common Stocks (continued)
Life Sciences Tools & Services (continued)
1,294
Bruker Corp. ..................... $ 122
438 Charles River Laboratories International,
Inc. (a) ...................... 119
3,501
Danaher Corp. .................... 873
2,131
Fortrea Holdings, Inc. (a) ............. 86
710
IQVIA Holdings, Inc. (a) ............. 180
2,796
Mettler-Toledo International, Inc. (a) .... 3,721
2,268
QIAGEN N.V. (a) .................. 98
485
Revvity, Inc. ..................... 51
3,456
Thermo Fisher Scientific, Inc. ......... 2,008
720
Waters Corp. (a) ................... 248
8,280
Machinery — 1 .85%
11,054
AGCO Corp. ..................... 1,360
12,196
Caterpillar, Inc. ................... 4,469
5,428
Cummins, Inc. .................... 1,599
53
Donaldson Co., Inc. ................ 4
4,752
Dover Corp. ...................... 842
1,648
Esab Corp. ....................... 182
28
IDEX Corp. ...................... 7
6,910
Ingersoll Rand, Inc. ................ 656
1,442
ITT, Inc. ........................ 196
1,244
Nordson Corp. .................... 342
17,062
Oshkosh Corp. .................... 2,128
7,507
Otis Worldwide Corp. ............... 745
1,693
Parker-Hannifin Corp. .............. 941
2,490
The Timken Co. ................... 218
1,711
Westinghouse Air Brake Technologies Corp. 249
485
Xylem, Inc. ...................... 63
14,001
Media — 0 .69%
84,982
Comcast Corp. , Class - A ............ 3,683
4,889
Fox Corp. , Class - A ................ 153
3,789
Omnicom Group, Inc. ............... 367
45,955
Paramount Global , Class - B .......... 541
14,641
The Interpublic Group of Cos., Inc. ..... 478
5,222
Metals & Mining — 0 .56%
49,484
Alcoa Corp. ...................... 1,672
18,550
Newmont Corp. ................... 665
8,225
Nucor Corp. ...................... 1,628
1,912
Steel Dynamics, Inc. ................ 283
4,248
Mortgage Real Estate Investment
Trusts (REITs) — 0 .07%
18,648
Annaly Capital Management, Inc. ...... 367
Shares Security Description Value
(000)
Common Stocks (continued)
15,165
Rithm Capital Corp. ................ $ 169
536
Multi-Utilities — 0 .61%
2,674
Ameren Corp. .................... 198
1,937
CMS Energy Corp. ................. 117
1,642
Consolidated Edison, Inc. ............ 149
1,144
Dominion Energy, Inc. .............. 56
1,043
DTE Energy Co. .................. 117
72,854
NiSource, Inc. .................... 2,014
5,865
Public Service Enterprise Group, Inc. .... 392
1,902
Sempra ......................... 137
17,371
WEC Energy Group, Inc. ............ 1,427
4,607
Oil, Gas & Consumable Fuels — 3 .10%
19,551
Antero Midstream Corp. ............. 275
7,263
Cheniere Energy, Inc. ............... 1,171
19,851
Chevron Corp. .................... 3,131
5,077
ConocoPhillips ................... 646
63,641
Coterra Energy, Inc. ................ 1,774
30,851
Devon Energy Corp. ................ 1,548
521
DT Midstream, Inc. ................ 32
3,995
EOG Resources, Inc. ............... 511
7,396
EQT Corp. ....................... 274
35,550
Exxon Mobil Corp. ................ 4,132
16,993
Hess Corp. ....................... 2,594
11,538
Marathon Petroleum Corp. ........... 2,325
26,124
Occidental Petroleum Corp. .......... 1,698
6,401
ONEOK, Inc. ..................... 513
6,951
Targa Resources Corp. .............. 778
41,203
The Williams Cos., Inc. ............. 1,606
2,242
Valero Energy Corp. ................ 383
2,011
Vitesse Energy, Inc. ................ 48
23,439
Paper & Forest Products — 0 .01%
964
Sylvamo Corp. .................... 60
Passenger Airlines — 0 .09%
28,157
American Airlines Group, Inc. (a) ....... 433
2,097
Copa Holdings SA , Class - A .......... 218
651
Personal Care Products — 0 .03%
1,700
The Estee Lauder Cos., Inc. .......... 262
Pharmaceuticals — 3 .38%
23,725
Bristol-Myers Squibb Co. ............ 1,287
9,457
Eli Lilly & Co. .................... 7,357

HC CAPITAL TRUST
The Value Equity Portfolio
Portfolio of Investments (continued) — March 31, 2024 (Unaudited)
Shares Security Description Value
(000)
Common Stocks (continued)
Pharmaceuticals (continued)
1,000
Jazz Pharmaceuticals PLC (a) ......... $ 120
44,819
Johnson & Johnson ................ 7,090
58,424
Merck & Co., Inc. ................. 7,709
3,348
Organon & Co. ................... 63
64,849
Pfizer, Inc. ....................... 1,800
8,046
Viatris, Inc. ...................... 96
25,522
Professional Services — 0 .76%
1,081
Equifax, Inc. ..................... 289
717
Jacobs Solutions, Inc. ............... 110
1,829
Leidos Holdings, Inc. ............... 240
6,910
Paychex, Inc. ..................... 849
8,321
Paycom Software, Inc. .............. 1,656
825
Robert Half, Inc. .................. 65
10,910
Verisk Analytics, Inc. ............... 2,572
5,781
Real Estate Management & Development — 0 .46%
1,691
CBRE Group, Inc. , Class - A (a) ........ 164
26,820
CoStar Group, Inc. (a) ............... 2,592
4,563
Howard Hughes Holdings, Inc. (a) ...... 331
2,009
Jones Lang LaSalle, Inc. (a) ........... 392
3,479
Residential REITs — 0 .28%
3,688
American Homes 4 Rent , Class - A ..... 136
7,024
Camden Property Trust .............. 691
2,122
Equity LifeStyle Properties, Inc. ....... 137
507
Essex Property Trust, Inc. ............ 124
10,627
Invitation Homes, Inc. .............. 378
2,029
Mid-America Apartment Communities, Inc. 267
1,913
Sun Communities, Inc. .............. 246
4,609
UDR, Inc. ....................... 172
2,151
Retail REITs — 0 .32%
27,975
Brixmor Property Group, Inc. ......... 656
1,385
Federal Realty Investment Trust ....... 141
19,277
Realty Income Corp. ............... 1,044
35,601
The Macerich Co. ................. 613
2,454
Semiconductors & Semiconductor Equipment — 8 .20%
11,746
Advanced Micro Devices, Inc. (a) ....... 2,120
3,728
Analog Devices, Inc. ............... 737
21,151
Applied Materials, Inc. .............. 4,362
2,918
Broadcom, Inc. ................... 3,868
63,964
Intel Corp. ....................... 2,825
506
Lam Research Corp. ................ 492
6,026
Marvell Technology, Inc. ............ 427
Shares Security Description Value
(000)
Common Stocks (continued)
Semiconductors & Semiconductor Equipment (continued)
4,803
Micron Technology, Inc. ............. $ 566
43,387
NVIDIA Corp. .................... 39,203
7,270
QUALCOMM, Inc. ................ 1,231
3,842
Skyworks Solutions, Inc. ............ 416
23,905
Texas Instruments, Inc. .............. 4,164
6,964
Universal Display Corp. ............. 1,173
10,456
Wolfspeed, Inc. (a) ................. 308
61,892
Software — 10 .99%
12,361
Adobe, Inc. (a) .................... 6,237
10,190
Autodesk, Inc. (a) .................. 2,654
512
Dolby Laboratories, Inc. , Class - A ..... 43
23,134
Manhattan Associates, Inc. (a) ......... 5,789
125,812
Microsoft Corp. ................... 52,931
56,988
Oracle Corp. ..................... 7,158
41
Roper Technologies, Inc. ............. 23
4,904
Salesforce, Inc. ................... 1,477
8,243
ServiceNow, Inc. (a) ................ 6,284
668
Synopsys, Inc. (a) .................. 382
82,978
Specialized REITs — 0 .92%
5,297
American Tower Corp. .............. 1,047
2,473
Crown Castle, Inc. ................. 262
5,913
CubeSmart ...................... 267
9,861
Digital Realty Trust, Inc. ............. 1,420
1,956
Equinix, Inc. ..................... 1,614
5,142
Extra Space Storage, Inc. ............ 756
5,259
Iron Mountain, Inc. ................ 422
846
Lamar Advertising Co. , Class - A ....... 101
2,688
Public Storage .................... 780
8,362
VICI Properties, Inc. ............... 249
6,918
Specialty Retail — 2 .62%
2,829
AutoNation, Inc. (a) ................ 468
22
AutoZone, Inc. (a) .................. 69
6,524
Bath & Body Works, Inc. ............ 326
7,757
Best Buy Co., Inc. ................. 636
4,609
Dick's Sporting Goods, Inc. ........... 1,036
923
Five Below, Inc. (a) ................. 167
36,426
Floor & Decor Holdings, Inc. , Class - A (a) 4,723
3,541
Lowe's Cos., Inc. .................. 902
7,287
Penske Automotive Group, Inc. ........ 1,180
17,296
The Home Depot, Inc. .............. 6,636
21,249
The TJX Cos., Inc. ................. 2,155
2,059
Tractor Supply Co. ................. 539
2,174
Victoria's Secret & Co. (a) ............ 42

HC CAPITAL TRUST
The Value Equity Portfolio
Portfolio of Investments (concluded) — March 31, 2024 (Unaudited)
As of March 31, 2024 , 100% of the Portfolio’s net assets were managed by
Parametric Portfolio Associates, LLC.
Shares Security Description Value
(000)
Common Stocks (continued)
Specialty Retail (continued)
3,016
Williams-Sonoma, Inc. .............. $ 958
19,837
Technology Hardware, Storage & Peripherals — 6 .01%
248,790
Apple, Inc. ...................... 42,663
83,952
HP, Inc. ......................... 2,537
2,448
NetApp, Inc. ..................... 257
45,457
Textiles, Apparel & Luxury Goods — 0 .24%
6,619
Capri Holdings Ltd. (a) .............. 300
9,230
NIKE, Inc. , Class - B ............... 868
1,533
Ralph Lauren Corp. ................ 288
7,801
Tapestry, Inc. ..................... 370
1,826
Tobacco — 0 .29%
36,600
Altria Group, Inc. .................. 1,597
6,325
Philip Morris International, Inc. ........ 579
2,176
Trading Companies & Distributors — 0 .34%
13,428
Fastenal Co. ...................... 1,036
1,130
Watsco, Inc. ...................... 488
6,001
WESCO International, Inc. ........... 1,028
2,552
Water Utilities — 0 .02%
1,178
American Water Works Co., Inc. ....... 144
Wireless Telecommunication Services — 0 .51%
23,667
T-Mobile US, Inc. ................. 3,863
Total Common Stocks .............. 752,090
Investment Companies — 0 .57%
Money Market Funds — 0 .57%
340,225 Federated Hermes Treasury Obligations
Fund, Institutional Shares , 5 .17% ^^ (c) 340
3,985,980 State Street Institutional Treasury Plus
Money Market Fund, Trust Class ,
5 .20% (c) .................... 3,986
Total Investment Companies ......... 4,326
Total Investments (cost $ 282,515 ) —
100 .05% .................... 756,416
Liabilities in excess of other assets —
( 0 .05 ) % .................... (399)
Net Assets - 100.00% $ 756,017
Amounts designated as "—" are $0 or have been rounded to $0.
^ All or part of this security was on loan as of March 31, 2024.
^^ Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2024.
(a) Represents non-income producing security.
(b) Security was valued using significant unobservable inputs as of March
31, 2024.
(c) Annualized 7-day yield as of period-end.
REIT—Real Estate Investment Trust

HC CAPITAL TRUST
The U.S. Equity Portfolio (formerly The Growth Equity Portfolio)
Portfolio of Investments — March 31, 2024 (Unaudited)
8
Shares Security Description Value
(000)
Common Stocks — 99.79%
Aerospace & Defense — 1.06%
5,461
General Dynamics Corp. ............. $ 1,543
391
HEICO Corp. ..................... 75
728
HEICO Corp., Class - A ............. 112
4,826
L3Harris Technologies, Inc. .......... 1,028
1,511
Northrop Grumman Corp. ............ 723
49,266
RTX Corp. ....................... 4,805
18,789 Spirit AeroSystems Holdings, Inc., Class -
A(a) ....................... 678
475
TransDigm Group, Inc. .............. 585
9,549
Air Freight & Logistics — 0.16%
4,946
Expeditors International of Washington, Inc. 601
1,658
GXO Logistics, Inc.(a) .............. 89
5,000
United Parcel Service, Inc., Class - B .... 744
1,434
Automobiles — 1.04%
71,725
Ford Motor Co. ................... 953
47,859
Tesla, Inc.(a) ..................... 8,413
9,366
Banks — 2.18%
10,612
Bank of America Corp. .............. 402
13,206
Bank OZK ....................... 600
58,499
Citizens Financial Group, Inc. ......... 2,123
125,497
Columbia Banking System, Inc. ....... 2,428
40,559
Comerica, Inc. .................... 2,230
1,150
Cullen/Frost Bankers, Inc. ............ 129
29,928
East West Bancorp, Inc. ............. 2,368
86,090
First Horizon Corp. ................ 1,326
36,888
Huntington Bancshares, Inc. .......... 515
23,824
JPMorgan Chase & Co. ............. 4,773
106,556
Regions Financial Corp. ............. 2,242
10,848
Zions Bancorp NA ................. 471
19,607
Beverages — 1.23%
7,236
Brown-Forman Corp., Class - B ....... 374
17,862
Monster Beverage Corp.(a) ........... 1,059
29,046
PepsiCo, Inc. ..................... 5,083
74,917
The Coca-Cola Co. ................. 4,583
11,099
Biotechnology — 1.53%
9,107
Alnylam Pharmaceuticals, Inc.(a) ...... 1,361
10,935
Amgen, Inc. ...................... 3,109
Shares Security Description Value
(000)
Common Stocks (continued)
Biotechnology (continued)
19,253
Moderna, Inc.(a) .................. $ 2,052
14,430
Natera, Inc.(a) .................... 1,320
800
Neurocrine Biosciences, Inc.(a) ........ 110
2,019
Regeneron Pharmaceuticals, Inc.(a) ..... 1,943
9,275
Vertex Pharmaceuticals, Inc.(a) ........ 3,877
13,772
Broadline Retail — 5.40%
261,580
Amazon.com, Inc.(a) ............... 47,183
928
MercadoLibre, Inc.(a) ............... 1,403
48,586
Building Products — 0.28%
404
Armstrong World Industries, Inc. ....... 50
17,452
Carrier Global Corp. ................ 1,014
48,582
Resideo Technologies, Inc.(a) ......... 1,090
1,218
Trane Technologies PLC ............. 366
2,520
Capital Markets — 2.31%
2,335
Cboe Global Markets, Inc. ........... 429
6,242
CME Group, Inc. .................. 1,344
1,203
FactSet Research Systems, Inc. ........ 547
2,582
Intercontinental Exchange, Inc. ........ 355
143,372
Invesco Ltd. ...................... 2,379
18,395
Janus Henderson Group PLC ......... 605
713
LPL Financial Holdings, Inc. .......... 188
349
MarketAxess Holdings, Inc. .......... 77
3,981
Moody's Corp. .................... 1,565
31,488
Morgan Stanley ................... 2,964
390
Morningstar, Inc. .................. 120
838
MSCI, Inc. ...................... 470
36,398
Robinhood Markets, Inc., Class - A(a) ... 733
9,178
S&P Global, Inc. .................. 3,904
2,032
T. Rowe Price Group, Inc. ............ 248
16,324
The Charles Schwab Corp. ........... 1,181
8,812
The Goldman Sachs Group, Inc. ....... 3,680
20,789
Chemicals — 2.07%
3,430
Air Products and Chemicals, Inc. ....... 831
13,075
CF Industries Holdings, Inc. .......... 1,088
30,407
Ecolab, Inc. ...................... 7,022
28,469
FMC Corp. ...................... 1,813
28,629
LyondellBasell Industries N.V., Class - A . 2,928
19,809
The Chemours Co. ................. 520

HC CAPITAL TRUST
The U.S. Equity Portfolio (formerly The Growth Equity Portfolio)
Portfolio of Investments (continued) — March 31, 2024 (Unaudited)
Shares Security Description Value
(000)
Common Stocks (continued)
Chemicals (continued)
73,222
The Mosaic Co. ................... $ 2,377
5,811
The Scotts Miracle-Gro Co. .......... 433
4,752
The Sherwin-Williams Co. ........... 1,651
18,663
Commercial Services & Supplies — 0.21%
26,608
Copart, Inc.(a) .................... 1,541
3,906
Veralto Corp. ..................... 346
1,887
Communications Equipment — 0.74%
4,776
Arista Networks, Inc.(a) ............. 1,385
101,754
Cisco Systems, Inc. ................ 5,079
825
F5, Inc.(a) ....................... 156
153
Motorola Solutions, Inc. ............. 54
6,674
Construction & Engineering — 0.01%
374
Quanta Services, Inc. ............... 97
Consumer Finance — 0.35%
95
Credit Acceptance Corp.(a) ........... 52
141,214
SLM Corp. ...................... 3,077
3,129
Consumer Staples Distribution & Retail — 1.98%
16,483
Costco Wholesale Corp. ............. 12,075
939
Dollar General Corp. ............... 147
4,517
Dollar Tree, Inc.(a) ................. 601
8,706
Sysco Corp. ...................... 707
71,607
Walmart, Inc. ..................... 4,309
17,839
Containers & Packaging — 0.14%
1,280
AptarGroup, Inc. .................. 184
747
Avery Dennison Corp. .............. 167
841
Packaging Corp. of America .......... 160
14,972
Silgan Holdings, Inc. ............... 727
1,238
Distributors — 0.07%
2,966
Genuine Parts Co. ................. 459
381
Pool Corp. ....................... 154
613
Shares Security Description Value
(000)
Common Stocks (continued)
Diversified Consumer Services — 0.01%
1,727
Service Corp. International ........... $ 128
Diversified Telecommunication Services — 0.31%
130,255
AT&T, Inc. ...................... 2,293
19,117
Frontier Communications Parent, Inc.(a) . 468
4,099
GCI Liberty, Inc.(a)(b) .............. –
2,761
Electric Utilities — 1.02%
15,796
Edison International ................ 1,117
47,734
Evergy, Inc. ...................... 2,549
60,365
FirstEnergy Corp. .................. 2,331
4,256
NextEra Energy, Inc. ............... 272
36,550
NRG Energy, Inc. .................. 2,474
12,422
OGE Energy Corp. ................. 426
9,169
Electrical Equipment — 0.48%
5,157
AMETEK, Inc. ................... 943
3,500
Eaton Corp. PLC .................. 1,094
13,294
Emerson Electric Co. ............... 1,509
1,210
Hubbell, Inc. ..................... 502
931
Rockwell Automation, Inc. ........... 271
4,319
Electronic Equipment, Instruments & Components
— 0.18%
12,210
Amphenol Corp., Class - A ........... 1,409
2,343
Vontier Corp. ..................... 106
376
Zebra Technologies Corp.(a) .......... 113
1,628
Entertainment — 0.95%
13,332
Netflix, Inc.(a) .................... 8,097
3,725
The Walt Disney Co. ............... 456
8,553
Financial Services — 5.20%
18,726
Berkshire Hathaway, Inc., Class - B(a) ... 7,875
34,972
Equitable Holdings, Inc. ............. 1,329
756
Fiserv, Inc.(a) ..................... 121
7,975
Global Payments, Inc. ............... 1,066
1,598
Jack Henry & Associates, Inc. ......... 278
19,210
Mastercard, Inc., Class - A ........... 9,251
34,688
PayPal Holdings, Inc.(a) ............. 2,324
74,344
The Western Union Co. .............. 1,039
76,091
Visa, Inc., Class - A ................ 21,235

HC CAPITAL TRUST
The U.S. Equity Portfolio (formerly The Growth Equity Portfolio)
Portfolio of Investments (continued) — March 31, 2024 (Unaudited)
Shares Security Description Value
(000)
Common Stocks (continued)
Financial Services (continued)
31,527
Voya Financial, Inc. ................ $ 2,330
46,848
Food Products — 0.79%
70,463
Conagra Brands, Inc. ............... 2,089
5,224
Hormel Foods Corp. ................ 182
413
Lamb Weston Holdings, Inc. .......... 44
5,092
McCormick & Co., Inc. ............. 391
56,218
Mondelez International, Inc., Class - A ... 3,935
1,045
The Hershey Co. .................. 203
2,332
The J.M. Smucker Co. .............. 294
7,138
Gas Utilities — 0.20%
33,223
National Fuel Gas Co. .............. 1,785
Ground Transportation — 1.72%
124,263
CSX Corp. ....................... 4,606
1,274
Landstar System, Inc. ............... 246
1,124
Old Dominion Freight Line, Inc. ....... 247
49,606
Uber Technologies, Inc.(a) ........... 3,819
916
U-Haul Holding Co.(a) .............. 62
8,244
U-Haul Holding Co. ................ 550
24,231
Union Pacific Corp. ................ 5,958
15,488
Health Care Equipment & Supplies — 2.33%
34,185
Abbott Laboratories ................ 3,885
10,657
Baxter International, Inc. ............ 455
4,799
Becton Dickinson & Co. ............. 1,188
10,892
Boston Scientific Corp.(a) ............ 746
15,477
Edwards Lifesciences Corp.(a) ........ 1,479
960
Embecta Corp. .................... 13
3,887
GE HealthCare Technologies, Inc. ...... 353
2,690
IDEXX Laboratories, Inc.(a) .......... 1,452
16,847
Intuitive Surgical, Inc.(a) ............ 6,724
4,072
ResMed, Inc. ..................... 806
9,642
Stryker Corp. ..................... 3,451
3,346
Zimmer Biomet Holdings, Inc. ........ 442
20,994
Health Care Providers & Services — 2.22%
22,388
Acadia Healthcare Co., Inc.(a) ......... 1,774
1,650
Centene Corp.(a) .................. 129
22,394
CVS Health Corp. ................. 1,786
5,215
Elevance Health, Inc. ............... 2,704
Shares Security Description Value
(000)
Common Stocks (continued)
Health Care Providers & Services (continued)
3,283
Henry Schein, Inc.(a) ............... $ 248
1,952
Laboratory Corp. of America Holdings ... 426
4,595
McKesson Corp. .................. 2,467
7,845
Quest Diagnostics, Inc. .............. 1,044
19,054
UnitedHealth Group, Inc. ............ 9,427
20,005
Health Care REITs — 0.60%
174,195
Healthcare Realty Trust, Inc. .......... 2,465
36,358
Omega Healthcare Investors, Inc. ...... 1,151
40,605
Ventas, Inc. ...................... 1,768
5,384
Health Care Technology — 0.07%
2,596
Veeva Systems, Inc., Class - A(a) ....... 601
Hotels, Restaurants & Leisure — 2.11%
10,037
Airbnb, Inc., Class - A(a) ............ 1,656
1,179
Booking Holdings, Inc. .............. 4,277
31,802
Carnival Corp.(a) .................. 520
578
Chipotle Mexican Grill, Inc.(a) ........ 1,680
1,046
Choice Hotels International, Inc. ....... 132
11,667
Marriott International, Inc., Class - A .... 2,944
84,727
Starbucks Corp. ................... 7,743
310
Vail Resorts, Inc. .................. 69
19,021
Household Durables — 0.04%
2,470
Garmin Ltd. ...................... 368
Household Products — 1.00%
4,168
Church & Dwight Co., Inc. ........... 435
9,514
Colgate-Palmolive Co. .............. 857
7,129
Kimberly-Clark Corp. ............... 922
2,554
The Clorox Co. ................... 391
39,328
The Procter & Gamble Co. ........... 6,381
8,986
Independent Power and Renewable Electricity Producers
— 0.40%
51,268
Vistra Corp. ...................... 3,571
Industrial Conglomerates — 0.47%
12,543
3M Co. ......................... 1,330
11,662
General Electric Co. ................ 2,048

HC CAPITAL TRUST
The U.S. Equity Portfolio (formerly The Growth Equity Portfolio)
Portfolio of Investments (continued) — March 31, 2024 (Unaudited)
Shares Security Description Value
(000)
Common Stocks (continued)
Industrial Conglomerates (continued)
4,278
Honeywell International, Inc. ......... $ 878
4,256
Insurance — 2.66%
9,715
Aflac, Inc. ....................... 834
7,992
Aon PLC, Class - A ................ 2,667
1,155
Arthur J. Gallagher & Co. ............ 289
8,635
Assured Guaranty Ltd. .............. 753
36,463
Axis Capital Holdings Ltd. ........... 2,371
11,297
Chubb Ltd. ...................... 2,928
76,525
Lincoln National Corp. .............. 2,443
11,845
Marsh & McLennan Cos., Inc. ........ 2,440
22,534
Principal Financial Group, Inc. ........ 1,945
4,893
Prudential Financial, Inc. ............ 574
7,591
Reinsurance Group of America, Inc. .... 1,464
5,565
The Progressive Corp. .............. 1,151
6,974
The Travelers Cos., Inc. ............. 1,605
45,632
Unum Group ..................... 2,449
23,913
Interactive Media & Services — 6.71%
98,385
Alphabet, Inc., Class - A(a) ........... 14,849
147,747
Alphabet, Inc., Class - C(a) ........... 22,496
646
IAC, Inc.(a) ...................... 34
1,412
Match Group, Inc.(a) ............... 51
47,312
Meta Platforms, Inc., Class - A ........ 22,974
60,404
IT Services — 1.00%
12,354
Accenture PLC, Class - A ............ 4,282
2,241 Cognizant Technology Solutions Corp.,
Class - A .................... 164
7,292
MongoDB, Inc.(a) ................. 2,615
18,740
Okta, Inc.(a) ..................... 1,961
9,022
Leisure Products — 0.02%
1,422
Polaris, Inc. ...................... 142
Life Sciences Tools & Services — 1.19%
4,564
Bio-Techne Corp. .................. 321
440
Bruker Corp. ..................... 41
11,718
Danaher Corp. .................... 2,926
1,952
Fortrea Holdings, Inc.(a) ............. 78
758
Mettler-Toledo International, Inc.(a) .... 1,009
239
Revvity, Inc. ..................... 25
9,568
Thermo Fisher Scientific, Inc. ......... 5,562
Shares Security Description Value
(000)
Common Stocks (continued)
Life Sciences Tools & Services (continued)
2,297
Waters Corp.(a) ................... $ 791
10,753
Machinery — 1.90%
9,555
Caterpillar, Inc. ................... 3,500
100,000
CNH Industrial N.V.(a) .............. 1,296
4,840
Deere & Co. ..................... 1,988
3,369
Dover Corp. ...................... 597
5,857
Fortive Corp. ..................... 504
1,569
Graco, Inc. ...................... 147
2,179
IDEX Corp. ...................... 532
8,257
Illinois Tool Works, Inc. ............. 2,215
6,973
Ingersoll Rand, Inc. ................ 662
506
Nordson Corp. .................... 139
8,726
Otis Worldwide Corp. ............... 866
11,372
The Middleby Corp.(a) .............. 1,829
927
The Toro Co. ..................... 85
14,765
Westinghouse Air Brake Technologies Corp. 2,151
4,438
Xylem, Inc. ...................... 574
17,085
Media — 0.36%
11,755
Liberty Media Corp.-Liberty SiriusXM(a) 349
4,935
Omnicom Group, Inc. ............... 478
17,241
The Interpublic Group of Cos., Inc. ..... 563
21,211
The Trade Desk, Inc., Class - A(a) ...... 1,854
3,244
Metals & Mining — 0.06%
12,963
United States Steel Corp. ............ 529
Mortgage Real Estate Investment Trusts (REITs)
— 0.36%
51,318
AGNC Investment Corp. ............ 508
210,454
Rithm Capital Corp. ................ 2,349
20,515
Starwood Property Trust, Inc. ......... 417
3,274
Multi-Utilities — 0.46%
84,210
CenterPoint Energy, Inc. ............. 2,400
15,797
DTE Energy Co. .................. 1,771
4,171
Office REITs — 0.09%
30,614
Highwoods Properties, Inc. ........... 801

HC CAPITAL TRUST
The U.S. Equity Portfolio (formerly The Growth Equity Portfolio)
Portfolio of Investments (continued) — March 31, 2024 (Unaudited)
Shares Security Description Value
(000)
Common Stocks (continued)
Oil, Gas & Consumable Fuels — 3.23%
54,988
Antero Midstream Corp. ............. $ 773
23,298
APA Corp. ....................... 801
24,368
ConocoPhillips ................... 3,102
79,339
Devon Energy Corp. ................ 3,980
7,898
DT Midstream, Inc. ................ 483
21,212
EQT Corp. ....................... 786
10,924
Exxon Mobil Corp. ................ 1,270
161,493
Kinder Morgan, Inc. ................ 2,962
114,575
Marathon Oil Corp. ................ 3,247
13,944
ONEOK, Inc. ..................... 1,118
4,640
Pioneer Natural Resources Co. ........ 1,218
95,111
Range Resources Corp. .............. 3,274
28,597
Targa Resources Corp. .............. 3,203
73,536
The Williams Cos., Inc. ............. 2,866
29,083
Passenger Airlines — 0.15%
10,129
Alaska Air Group, Inc.(a) ............ 435
18,665
Delta Air Lines, Inc. ................ 894
1,329
Personal Care Products — 0.30%
9,986
L'Oreal SA, ADR .................. 947
11,196
The Estee Lauder Cos., Inc. .......... 1,726
2,673
Pharmaceuticals — 4.46%
27,249
Eli Lilly & Co. .................... 21,199
31,287
Johnson & Johnson ................ 4,949
55,581
Merck & Co., Inc. ................. 7,334
44,321
Novo Nordisk A/S, ADR ............. 5,691
11,882
Viatris, Inc. ...................... 142
4,740
Zoetis, Inc. ...................... 802
40,117
Professional Services — 1.33%
45,157
Automatic Data Processing, Inc. ....... 11,278
2,353
Equifax, Inc. ..................... 629
1,391
SS&C Technologies Holdings, Inc. ..... 90
11,997
Real Estate Management & Development — 0.05%
1,272
CBRE Group, Inc., Class - A(a) ........ 124
3,010
CoStar Group, Inc.(a) ............... 290
414
Shares Security Description Value
(000)
Common Stocks (continued)
Residential REITs — 0.01%
1,608
Equity LifeStyle Properties, Inc. ....... $ 104
Retail REITs — 0.09%
52,271
SITE Centers Corp. ................ 766
Semiconductors & Semiconductor Equipment — 10.39%
117,925
Advanced Micro Devices, Inc.(a) ....... 21,284
8,866
Analog Devices, Inc. ............... 1,754
6,209
Applied Materials, Inc. .............. 1,280
3,238
ASML Holding N.V., NYS ........... 3,142
9,116
Broadcom, Inc. ................... 12,082
4,234
First Solar, Inc.(a) ................. 715
63,448
Intel Corp. ....................... 2,802
1,378
KLA Corp. ...................... 963
1,153
Lam Research Corp. ................ 1,120
28,189
Marvell Technology, Inc. ............ 1,998
3,708
Microchip Technology, Inc. ........... 333
7,602
Micron Technology, Inc. ............. 896
44,074
NVIDIA Corp. .................... 39,824
3,257
ON Semiconductor Corp.(a) .......... 240
30,091
QUALCOMM, Inc. ................ 5,094
93,527
Software — 12.03%
9,439
Adobe, Inc.(a) .................... 4,763
1,974
ANSYS, Inc.(a) ................... 685
908
Atlassian Corp., Class - A(a) .......... 177
9,731
Cadence Design Systems, Inc.(a) ....... 3,029
1,270
Corpay, Inc.(a) .................... 392
9,116
Crowdstrike Holdings, Inc., Class - A(a) . 2,922
6,515
Fortinet, Inc.(a) ................... 445
1,928
HubSpot, Inc.(a) .................. 1,208
5,422
Intuit, Inc. ....................... 3,524
163,653
Microsoft Corp. ................... 68,853
11,315
Oracle Corp. ..................... 1,421
1,558
Palo Alto Networks, Inc.(a) ........... 443
2,476
Roper Technologies, Inc. ............. 1,389
52,121
Salesforce, Inc. ................... 15,698
4,191
ServiceNow, Inc.(a) ................ 3,195
151
Synopsys, Inc.(a) .................. 86
566
Workday, Inc., Class - A(a) ........... 154
108,384
Specialized REITs — 1.45%
2,302
American Tower Corp. .............. 455
55,269
EPR Properties ................... 2,346

HC CAPITAL TRUST
The U.S. Equity Portfolio (formerly The Growth Equity Portfolio)
Portfolio of Investments (concluded) — March 31, 2024 (Unaudited)
The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of March 31, 2024.
Amounts designated as “—” indicate the Specialist Manager did not manage any holdings in that category.
Shares Security Description Value
(000)
Common Stocks (continued)
Specialized REITs (continued)
12,378
Equinix, Inc. ..................... $ 10,216
13,017
Specialty Retail — 3.40%
854
Advance Auto Parts, Inc. ............ 73
597
AutoZone, Inc.(a) .................. 1,882
5,882
Best Buy Co., Inc. ................. 483
376
Burlington Stores, Inc.(a) ............ 87
41,191
Lowe's Cos., Inc. .................. 10,492
4,016
O'Reilly Automotive, Inc.(a) .......... 4,534
9,045
Ross Stores, Inc. .................. 1,327
10,393
The Home Depot, Inc. .............. 3,987
66,781
The TJX Cos., Inc. ................. 6,772
1,256
Tractor Supply Co. ................. 329
1,253
Ulta Beauty, Inc.(a) ................ 655
30,621
Technology Hardware, Storage & Peripherals — 5.36%
281,109
Apple, Inc. ...................... 48,204
Textiles, Apparel & Luxury Goods — 1.16%
1
Kontoor Brands, Inc. ............... –
8,532
Lululemon Athletica, Inc.(a) .......... 3,333
15,785 LVMH Moet Hennessy Louis Vuitton SE,
ADR ....................... 2,858
45,478
NIKE, Inc., Class - B ............... 4,274
10,465
Shares Security Description Value
(000)
Common Stocks (continued)
Tobacco — 0.18%
17,508
Philip Morris International, Inc. ........ $ 1,604
Trading Companies & Distributors — 0.53%
46,339
Air Lease Corp. ................... 2,383
14,448
Fastenal Co. ...................... 1,115
1,221
W.W. Grainger, Inc. ................ 1,242
4,740
Total Common Stocks .............. 898,248
Investment Companies — 0.51%
Money Market Funds — 0.51%
4,596,877 State Street Institutional Treasury Plus
Money Market Fund, Trust Class,
5.20%(c) .................... 4,597
Total Investment Companies ......... 4,597
Total Investments (cost $251,953) —
100.30% .................... 902,845
Liabilities in excess of other assets —
(0.30)% .................... (2,681)
Net Assets - 100.00% $ 900,164
Amounts designated as "—" are $0 or have been rounded to $0.
(a) Represents non-income producing security.
(b) Security was valued using significant unobservable inputs as of March
31, 2024.
(c) Annualized 7-day yield as of period-end.
ADR—American Depositary Receipt
REIT—Real Estate Investment Trust
The U.S. Equity Portfolio
Jennison
Associates,
LLC
Parametric
Portfolio
Associates,
LLC Total
Common Stocks ....................................................................................................................................................... — 99.79% 99.79%
Investment Companies ............................................................................................................................................. — 0.51% 0.51%
Other Assets (Liabilities) ......................................................................................................................................... 0.01% -0.31% -0.30%
Total Net Assets .................................................................................................................................................. 0.01% 99.99% 100.00%

HC CAPITAL TRUST
The Institutional U.S. Equity Portfolio
Portfolio of Investments — March 31, 2024 (Unaudited)
14
Shares Security Description Value
(000)
Common Stocks — 77 .36%
Aerospace & Defense — 1 .31%
2,079
Axon Enterprise, Inc. (a) ............. $ 651
692
BWX Technologies, Inc. ............. 71
290
Curtiss-Wright Corp. ............... 74
9,179
General Dynamics Corp. ............. 2,593
1,717
HEICO Corp. ..................... 328
2,756
HEICO Corp. , Class - A ............. 424
636
Hexcel Corp. ..................... 46
11,324
Howmet Aerospace, Inc. ............. 775
3,489
Huntington Ingalls Industries, Inc. ...... 1,016
9,182
L3Harris Technologies, Inc. .......... 1,956
8,608
Lockheed Martin Corp. .............. 3,916
373
Mercury Systems, Inc. (a) ............ 11
6,095
Northrop Grumman Corp. ............ 2,918
47,958
RTX Corp. ....................... 4,677
791 Spirit AeroSystems Holdings, Inc. , Class -
A (a) ....................... 29
5,767
Textron, Inc. ..................... 553
16,946
The Boeing Co. (a) ................. 3,271
8,237
TransDigm Group, Inc. .............. 10,145
440
Woodward, Inc. ................... 68
33,522
Air Freight & Logistics — 0 .26%
10,333
C.H. Robinson Worldwide, Inc. ........ 787
5,701
Expeditors International of Washington, Inc. 693
6,915
FedEx Corp. ..................... 2,003
884
GXO Logistics, Inc. (a) .............. 48
21,910
United Parcel Service, Inc. , Class - B .... 3,256
6,787
Automobile Components — 0 .05%
8,149
Aptiv PLC (a) ..................... 650
7,078
BorgWarner, Inc. .................. 245
1,782
Gentex Corp. ..................... 64
1,752
Lear Corp. ....................... 254
354
Phinia, Inc. ...................... 14
2,587
QuantumScape Corp. (a) ............. 16
1,243
Automobiles — 0 .99%
114,941
Ford Motor Co. ................... 1,526
38,401
General Motors Co. ................ 1,742
1,020
Harley-Davidson, Inc. .............. 45
5,629
Lucid Group, Inc. (a) ................ 16
19,693
Rivian Automotive, Inc. , Class - A (a) .... 216
123,689
Tesla, Inc. (a) ..................... 21,742
392
Thor Industries, Inc. ................ 46
25,333
Banks — 2 .13%
208,402
Bank of America Corp. .............. 7,903
Shares Security Description Value
(000)
Common Stocks (continued)
Banks (continued)
848
Bank OZK ....................... $ 39
220
BOK Financial Corp. ............... 20
197,407
Citigroup, Inc. .................... 12,484
13,754
Citizens Financial Group, Inc. ......... 499
1,570
Columbia Banking System, Inc. ....... 30
991
Comerica, Inc. .................... 54
905
Commerce Bancshares, Inc. .......... 48
442
Cullen/Frost Bankers, Inc. ............ 50
1,073
East West Bancorp, Inc. ............. 85
19,904
Fifth Third Bancorp ................ 740
302
First Citizens BancShares, Inc. , Class - A . 494
969
First Hawaiian, Inc. ................ 21
4,262
First Horizon Corp. ................ 66
2,714
FNB Corp. ....................... 38
42,252
Huntington Bancshares, Inc. .......... 590
86,433
JPMorgan Chase & Co. ............. 17,314
27,304
KeyCorp ........................ 431
5,351
M&T Bank Corp. .................. 778
5,373
New York Community Bancorp, Inc. .... 17
17,933
NU Holdings Ltd. , Class - A (a) ........ 214
568
Pinnacle Financial Partners, Inc. ....... 49
534
Popular, Inc. ..................... 47
664
Prosperity Bancshares, Inc. ........... 44
27,181
Regions Financial Corp. ............. 572
1,092
Synovus Financial Corp. ............. 44
380
TFS Financial Corp. ................ 5
11,664
The PNC Financial Services Group, Inc. . 1,885
39,007
Truist Financial Corp. ............... 1,521
45,619
U.S. Bancorp ..................... 2,039
1,311
Webster Financial Corp. ............. 67
106,994
Wells Fargo & Co. ................. 6,201
802
Western Alliance Bancorp ............ 51
454
Wintrust Financial Corp. ............. 47
1,117
Zions Bancorp NA ................. 48
54,535
Beverages — 1 .20%
345
Brown-Forman Corp. , Class - A ........ 18
17,027
Brown-Forman Corp. , Class - B ....... 879
4,476
Celsius Holdings, Inc. (a) ............. 371
7,192
Constellation Brands, Inc. , Class - A .... 1,955
53,465 Fomento Economico Mexicano SAB de CV ,
ADR ....................... 6,965
55,845
Keurig Dr. Pepper, Inc. .............. 1,712
16,499
Molson Coors Beverage Co. , Class - B ... 1,110
27,940
Monster Beverage Corp. (a) ........... 1,656
45,069
PepsiCo, Inc. ..................... 7,888
72
The Boston Beer Co., Inc. , Class - A (a) .. 22
131,972
The Coca-Cola Co. ................. 8,074
30,650

HC CAPITAL TRUST
The Institutional U.S. Equity Portfolio
Portfolio of Investments (continued) — March 31, 2024 (Unaudited)
Shares Security Description Value
(000)
Common Stocks (continued)
Biotechnology — 1 .32%
56,782
AbbVie, Inc. ..................... $ 10,340
3,681
Alnylam Pharmaceuticals, Inc. (a) ...... 551
18,582
Amgen, Inc. ...................... 5,283
753
Apellis Pharmaceuticals, Inc. (a) ....... 44
5,719
Biogen, Inc. (a) .................... 1,233
9,991
BioMarin Pharmaceutical, Inc. (a) ...... 872
5,266
Exact Sciences Corp. (a) ............. 364
2,426
Exelixis, Inc. (a) ................... 58
46,710
Gilead Sciences, Inc. ............... 3,421
16,541
Incyte Corp. (a) .................... 942
1,071
Ionis Pharmaceuticals, Inc. (a) ......... 46
9,557
Moderna, Inc. (a) .................. 1,018
834
Natera, Inc. (a) .................... 76
7,774
Neurocrine Biosciences, Inc. (a) ........ 1,072
3,776
Regeneron Pharmaceuticals, Inc. (a) ..... 3,635
2,631
Roivant Sciences Ltd. (a) ............. 28
676
Sarepta Therapeutics, Inc. (a) .......... 88
602
Ultragenyx Pharmaceutical, Inc. (a) ..... 28
4,825
United Therapeutics Corp. (a) ......... 1,109
8,978
Vertex Pharmaceuticals, Inc. (a) ........ 3,753
33,961
Broadline Retail — 2 .33%
315,899
Amazon.com, Inc. (a) ............... 56,982
8,281
Coupang, Inc. (a) .................. 147
15,265
eBay, Inc. ....................... 805
3,658
Etsy, Inc. (a) ...................... 252
834
Kohl's Corp. ..................... 24
2,044
Macy's, Inc. ...................... 41
986
MercadoLibre, Inc. (a) ............... 1,491
848
Nordstrom, Inc. ................... 17
473
Ollie's Bargain Outlet Holdings, Inc. (a) .. 38
59,797
Building Products — 0 .34%
3,594
A.O. Smith Corp. .................. 322
517
Advanced Drainage Systems, Inc. ...... 89
2,566
Allegion PLC .................... 346
344
Armstrong World Industries, Inc. ....... 43
3,629
Builders FirstSource, Inc. (a) .......... 757
1,695
Carlisle Cos., Inc. .................. 664
23,882
Carrier Global Corp. ................ 1,389
3,704
Fortune Brands Innovations, Inc. ....... 314
834
Hayward Holdings, Inc. (a) ........... 13
19,918
Johnson Controls International PLC ..... 1,301
930
Lennox International, Inc. ............ 454
6,555
Masco Corp. ..................... 517
2,602
Owens Corning ................... 434
1,101
The AZEK Co., Inc. (a) .............. 55
6,664
Trane Technologies PLC ............. 1,999
Shares Security Description Value
(000)
Common Stocks (continued)
Building Products (continued)
835
Trex Co., Inc. (a) ................... $ 83
8,780
Capital Markets — 2 .38%
269
Affiliated Managers Group, Inc. ....... 45
2,983
Ameriprise Financial, Inc. ............ 1,308
4,892
Ares Management Corp. , Class - A ..... 650
4,389
BlackRock, Inc. ................... 3,659
21,057
Blackstone, Inc. ................... 2,767
3,493
Blue Owl Capital, Inc. .............. 66
6,990
Cboe Global Markets, Inc. ........... 1,285
13,858
CME Group, Inc. .................. 2,984
5,068
Coinbase Global, Inc. , Class - A (a) ..... 1,343
277
Evercore, Inc. .................... 53
1,775
FactSet Research Systems, Inc. ........ 807
8,952
Franklin Resources, Inc. ............. 252
375
Houlihan Lokey, Inc. ............... 48
794
Interactive Brokers Group, Inc. ........ 89
19,063
Intercontinental Exchange, Inc. ........ 2,619
2,832
Invesco Ltd. ...................... 47
1,031
Janus Henderson Group PLC ......... 34
1,500
Jefferies Financial Group, Inc. ......... 66
17,519
KKR & Co., Inc. .................. 1,762
826
Lazard, Inc. ...................... 35
32,070
LPL Financial Holdings, Inc. .......... 8,472
1,129
MarketAxess Holdings, Inc. .......... 248
4,790
Moody's Corp. .................... 1,883
35,931
Morgan Stanley ................... 3,383
189
Morningstar, Inc. .................. 58
2,298
MSCI, Inc. ...................... 1,288
13,170
Nasdaq, Inc. ..................... 832
6,025
Northern Trust Corp. ............... 536
5,779
Raymond James Financial, Inc. ........ 742
14,715
Robinhood Markets, Inc. , Class - A (a) ... 296
27,606
S&P Global, Inc. .................. 11,743
5,108
SEI Investments Co. ................ 367
9,196
State Street Corp. .................. 711
775
Stifel Financial Corp. ............... 61
6,492
T. Rowe Price Group, Inc. ............ 791
22,404
The Bank of New York Mellon Corp. .... 1,291
6,256
The Carlyle Group, Inc. ............. 294
44,348
The Charles Schwab Corp. ........... 3,208
9,514
The Goldman Sachs Group, Inc. ....... 3,974
484
TPG, Inc. ....................... 22
6,818
Tradeweb Markets, Inc. , Class - A ...... 710
715
Virtu Financial, Inc. , Class - A ......... 15
2,509
XP, Inc. , Class - A ................. 64
60,908
Chemicals — 0 .96%
8,062
Air Products and Chemicals, Inc. ....... 1,953

HC CAPITAL TRUST
The Institutional U.S. Equity Portfolio
Portfolio of Investments (continued) — March 31, 2024 (Unaudited)
Shares Security Description Value
(000)
Common Stocks (continued)
Chemicals (continued)
3,429
Albemarle Corp. .................. $ 452
384
Ashland, Inc. ..................... 37
1,675
Axalta Coating Systems Ltd. (a) ........ 58
2,984
Celanese Corp. .................... 513
12,575
CF Industries Holdings, Inc. .......... 1,046
29,368
Corteva, Inc. ..................... 1,694
25,263
Dow, Inc. ....................... 1,464
12,786
DuPont de Nemours, Inc. ............ 980
3,481
Eastman Chemical Co. .............. 349
7,458
Ecolab, Inc. ...................... 1,722
1,710
Element Solutions, Inc. .............. 43
10,589
FMC Corp. ...................... 674
11,599
Ginkgo Bioworks Holdings, Inc. (a) ..... 13
1,319
Huntsman Corp. ................... 34
7,462
International Flavors & Fragrances, Inc. .. 641
14,764
Linde PLC ....................... 6,857
10,139
LyondellBasell Industries N.V. , Class - A . 1,037
48
NewMarket Corp. ................. 30
975
Olin Corp. ....................... 57
6,907
PPG Industries, Inc. ................ 1,001
5,190
RPM International, Inc. ............. 618
1,117
The Chemours Co. ................. 29
9,644
The Mosaic Co. ................... 313
306
The Scotts Miracle-Gro Co. .......... 23
7,704
The Sherwin-Williams Co. ........... 2,676
1,219
Westlake Corp. ................... 186
24,500
Commercial Services & Supplies — 0 .47%
2,634
Cintas Corp. ..................... 1,810
387
Clean Harbors, Inc. (a) .............. 78
25,242
Copart, Inc. (a) .................... 1,462
472
Driven Brands Holdings, Inc. (a) ....... 7
280
MSA Safety, Inc. .................. 54
1,372
RB Global, Inc. ................... 105
10,239
Republic Services, Inc. .............. 1,960
20,193
Rollins, Inc. ...................... 934
695
Stericycle, Inc. (a) .................. 37
399
Tetra Tech, Inc. ................... 74
6,705
Veralto Corp. ..................... 594
892
Vestis Corp. ...................... 17
9,393
Waste Connections, Inc. ............. 1,616
15,879
Waste Management, Inc. ............. 3,385
12,133
Communications Equipment — 0 .43%
7,638
Arista Networks, Inc. (a) ............. 2,214
1,117
Ciena Corp. (a) .................... 55
124,763
Cisco Systems, Inc. ................ 6,228
1,744
F5, Inc. (a) ....................... 331
9,375
Juniper Networks, Inc. .............. 348
Shares Security Description Value
(000)
Common Stocks (continued)
Communications Equipment (continued)
517
Lumentum Holdings, Inc. (a) .......... $ 24
5,303
Motorola Solutions, Inc. ............. 1,882
31
Ubiquiti, Inc. ..................... 4
886
Viasat, Inc. (a) .................... 16
11,102
Construction & Engineering — 0 .11%
3,991
AECOM ........................ 391
354
EMCOR Group, Inc. ............... 124
462
MasTec, Inc. (a) ................... 43
1,532
MDU Resources Group, Inc. .......... 39
4,245
Quanta Services, Inc. ............... 1,103
159
Valmont Industries, Inc. ............. 36
21,631
WillScot Mobile Mini Holdings Corp. (a) . 1,006
2,742
Construction Materials — 0 .43%
101,803
CRH PLC ....................... 8,781
271
Eagle Materials, Inc. ................ 74
1,810
Martin Marietta Materials, Inc. ........ 1,111
3,891
Vulcan Materials Co. ............... 1,062
11,028
Consumer Finance — 0 .29%
7,929
Ally Financial, Inc. ................. 322
17,217
American Express Co. .............. 3,920
11,138
Capital One Financial Corp. .......... 1,658
50
Credit Acceptance Corp. (a) ........... 28
7,328
Discover Financial Services .......... 960
870
OneMain Holdings, Inc. ............. 44
1,816
SLM Corp. ...................... 40
6,931
SoFi Technologies, Inc. (a) ............ 51
12,165
Synchrony Financial ................ 525
7,548
Consumer Staples Distribution & Retail — 1 .46%
11,049
Albertsons Cos., Inc. , Class - A ........ 236
281
Casey's General Stores, Inc. .......... 89
13,317
Costco Wholesale Corp. ............. 9,756
11,046
Dollar General Corp. ............... 1,724
9,010
Dollar Tree, Inc. (a) ................. 1,200
669
Grocery Outlet Holding Corp. (a) ....... 19
162
Maplebear, Inc. (a) ................. 6
1,153
Performance Food Group Co. (a) ....... 86
19,636
Sysco Corp. ...................... 1,594
13,506
Target Corp. ..................... 2,393
38,230
The Kroger Co. ................... 2,184
163,796
U.S. Foods Holding Corp. (a) .......... 8,841
36,139
Walgreens Boots Alliance, Inc. ........ 784

HC CAPITAL TRUST
The Institutional U.S. Equity Portfolio
Portfolio of Investments (continued) — March 31, 2024 (Unaudited)
Shares Security Description Value
(000)
Common Stocks (continued)
Consumer Staples Distribution & Retail (continued)
143,479
Walmart, Inc. ..................... $ 8,634
37,546
Containers & Packaging — 0 .19%
75,233
Amcor PLC ...................... 715
497
AptarGroup, Inc. .................. 72
1,131
Ardagh Metal Packaging SA .......... 4
2,363
Avery Dennison Corp. .............. 528
12,335
Ball Corp. ....................... 831
922
Berry Global Group, Inc. ............ 56
4,960
Crown Holdings, Inc. ............... 393
2,319
Graphic Packaging Holding Co. ....... 68
21,090
International Paper Co. .............. 822
5,374
Packaging Corp. of America .......... 1,019
1,105
Sealed Air Corp. .................. 41
638
Silgan Holdings, Inc. ............... 31
738
Sonoco Products Co. ............... 43
7,481
Westrock Co. ..................... 370
4,993
Distributors — 0 .07%
6,762
Genuine Parts Co. ................. 1,047
7,786
LKQ Corp. ...................... 416
1,119
Pool Corp. ....................... 452
1,915
Diversified Consumer Services — 0 .01%
1,585
ADT, Inc. ....................... 11
436
Bright Horizons Family Solutions, Inc. (a) 49
232
Grand Canyon Education, Inc. (a) ....... 32
1,154
H&R Block, Inc. .................. 57
605
Mister Car Wash, Inc. (a) ............. 5
1,134
Service Corp. International ........... 83
237
Diversified REITs — 0 .19%
197,987
Empire State Realty Trust, Inc. ........ 2,005
68,890
Essential Properties Realty Trust, Inc. ... 1,836
17,487
WP Carey, Inc. .................... 988
4,829
Diversified Telecommunication Services — 0 .42%
254,064
AT&T, Inc. ...................... 4,471
1,857
Frontier Communications Parent, Inc. (a) . 45
942
Iridium Communications, Inc. ......... 25
10,608
Liberty Global Ltd. , Class - C (a) ....... 187
144,036
Verizon Communications, Inc. ......... 6,045
10,773
Electric Utilities — 1 .14%
22,932
Alliant Energy Corp. ............... 1,156
Shares Security Description Value
(000)
Common Stocks (continued)
Electric Utilities (continued)
24,674
American Electric Power Co., Inc. ...... $ 2,125
538
Avangrid, Inc. .................... 20
9,384
Constellation Energy Corp. ........... 1,735
31,998
Duke Energy Corp. ................. 3,095
19,928
Edison International ................ 1,409
13,072
Entergy Corp. .................... 1,382
21,676
Evergy, Inc. ...................... 1,157
22,555
Eversource Energy ................. 1,348
47,776
Exelon Corp. ..................... 1,796
35,192
FirstEnergy Corp. .................. 1,359
825
Hawaiian Electric Industries, Inc. ...... 9
382
IDACORP, Inc. ................... 35
68,848
NextEra Energy, Inc. ............... 4,400
11,105
NRG Energy, Inc. .................. 752
1,514
OGE Energy Corp. ................. 52
80,194
PG&E Corp. ..................... 1,343
856
Pinnacle West Capital Corp. .......... 64
46,294
PPL Corp. ....................... 1,274
44,114
The Southern Co. .................. 3,164
29,296
Xcel Energy, Inc. .................. 1,575
29,250
Electrical Equipment — 0 .77%
243
Acuity Brands, Inc. ................ 65
7,859
AMETEK, Inc. ................... 1,437
1,919
ChargePoint Holdings, Inc. (a) ......... 4
11,808
Eaton Corp. PLC .................. 3,692
17,841
Emerson Electric Co. ............... 2,024
459
Generac Holdings, Inc. (a) ............ 58
2,076
Hubbell, Inc. ..................... 862
1,253
nVent Electric PLC ................. 94
3,939
Plug Power, Inc. (a) ................. 14
494
Regal Rexnord Corp. ............... 89
3,361
Rockwell Automation, Inc. ........... 979
1,147
Sensata Technologies Holding PLC ..... 42
1,580
Sunrun, Inc. (a) .................... 21
127,559
Vertiv Holdings Co. , Class - A ......... 10,417
19,798
Electronic Equipment, Instruments & Components
— 0 .31%
17,408
Amphenol Corp. , Class - A ........... 2,009
440
Arrow Electronics, Inc. (a) ............ 57
690
Avnet, Inc. ....................... 34
3,926
CDW Corp. ...................... 1,004
1,318
Cognex Corp. .................... 56
993
Coherent Corp. (a) ................. 60
23,303
Corning, Inc. ..................... 768
357
Crane NXT Co. ................... 22
226
IPG Photonics Corp. (a) .............. 20
3,745
Jabil, Inc. ....................... 501

HC CAPITAL TRUST
The Institutional U.S. Equity Portfolio
Portfolio of Investments (continued) — March 31, 2024 (Unaudited)
Shares Security Description Value
(000)
Common Stocks (continued)
Electronic Equipment, Instruments & Components
(continued)
5,140
Keysight Technologies, Inc. (a) ........ $ 804
183
Littelfuse, Inc. .................... 44
445
TD SYNNEX Corp. ................ 50
6,695
TE Connectivity Ltd. ............... 973
1,373
Teledyne Technologies, Inc. (a) ........ 590
7,251
Trimble, Inc. (a) ................... 467
1,197
Vontier Corp. ..................... 54
1,500
Zebra Technologies Corp. (a) .......... 452
7,965
Energy Equipment & Services — 0 .21%
42,554
Baker Hughes Co. ................. 1,426
29,002
Halliburton Co. ................... 1,143
2,968
NOV, Inc. ....................... 58
50,118
Schlumberger N.V. ................. 2,747
3,316
TechnipFMC PLC ................. 83
5,457
Entertainment — 1 .07%
1,515
AMC Entertainment Holdings, Inc. (a) ... 6
11,771
Electronic Arts, Inc. ................ 1,561
159 Liberty Media Corp.-Liberty Formula
One (a) ..................... 9
5,777 Liberty Media Corp.-Liberty Formula
One (a) ..................... 379
148
Liberty Media Corp.-Liberty Live (a) .... 6
355
Liberty Media Corp.-Liberty Live (a) .... 16
4,693
Live Nation Entertainment, Inc. (a) ...... 496
141
Madison Square Garden Sports Corp. (a) .. 26
25,942
Netflix, Inc. (a) .................... 15,757
178
Playtika Holding Corp. .............. 1
12,941
ROBLOX Corp. , Class - A (a) ......... 494
3,713
Roku, Inc. (a) ..................... 242
1,076
Spotify Technology SA (a) ............ 284
5,497
Take-Two Interactive Software, Inc. (a) ... 816
53,990
The Walt Disney Co. ............... 6,607
464
TKO Group Holdings, Inc. ........... 40
66,997
Warner Bros. Discovery, Inc. (a) ........ 584
27,324
Financial Services — 4 .12%
1,678
Affirm Holdings, Inc. (a) ............. 63
80,196
Apollo Global Management, Inc. ....... 9,018
43,700
Berkshire Hathaway, Inc. , Class - B (a) ... 18,376
129,092
Block, Inc. (a) ..................... 10,917
7,267
Corebridge Financial, Inc. ............ 209
10,084
Equitable Holdings, Inc. ............. 384
358
Euronet Worldwide, Inc. (a) ........... 39
138,810
Fidelity National Information Services, Inc. 10,297
71,036
Fiserv, Inc. (a) ..................... 11,353
7,624
Global Payments, Inc. ............... 1,019
Shares Security Description Value
(000)
Common Stocks (continued)
Financial Services (continued)
5,006
Jack Henry & Associates, Inc. ......... $ 870
40,959
Mastercard, Inc. , Class - A ........... 19,725
2,240
MGIC Investment Corp. ............. 50
487
NCR Atleos Corp. (a) ............... 10
30,663
PayPal Holdings, Inc. (a) ............. 2,054
860
Rocket Cos., Inc. , Class - A (a) ......... 13
383
Shift4 Payments, Inc. , Class - A (a) ...... 25
2,823
The Western Union Co. .............. 39
10,181
Toast, Inc. , Class - A (a) .............. 254
703
UWM Holdings Corp. .............. 5
74,083
Visa, Inc. , Class - A ................ 20,675
738
Voya Financial, Inc. ................ 55
330
WEX, Inc. (a) ..................... 78
105,528
Food Products — 1 .20%
26,866
Archer-Daniels-Midland Co. .......... 1,688
10,472
Bunge Global SA .................. 1,074
27,441
Campbell Soup Co. ................ 1,219
46,397
Conagra Brands, Inc. ............... 1,376
4,874
Darling Ingredients, Inc. (a) ........... 226
1,421
Flowers Foods, Inc. ................ 34
345
Freshpet, Inc. (a) ................... 40
30,818
General Mills, Inc. ................. 2,156
39,123
Hormel Foods Corp. ................ 1,365
497
Ingredion, Inc. .................... 58
24,365
Kellanova ....................... 1,396
83,435
Lamb Weston Holdings, Inc. .......... 8,889
19,566
McCormick & Co., Inc. ............. 1,503
49,749
Mondelez International, Inc. , Class - A ... 3,483
353
Pilgrim's Pride Corp. (a) ............. 12
409
Post Holdings, Inc. (a) ............... 43
2
Seaboard Corp. ................... 6
8,846
The Hershey Co. .................. 1,721
10,192
The J.M. Smucker Co. .............. 1,283
49,962
The Kraft Heinz Co. ................ 1,843
22,071
Tyson Foods, Inc. , Class - A .......... 1,296
483
WK Kellogg Co. .................. 9
30,720
Gas Utilities — 0 .05%
10,888
Atmos Energy Corp. ................ 1,294
665
National Fuel Gas Co. .............. 36
1,588
UGI Corp. ....................... 39
1,369
Ground Transportation — 1 .52%
154
Avis Budget Group, Inc. ............. 19
89,703
Canadian Pacific Kansas City Ltd. ...... 7,908
64,615
CSX Corp. ....................... 2,395
1,015
Hertz Global Holdings, Inc. (a) ........ 8

HC CAPITAL TRUST
The Institutional U.S. Equity Portfolio
Portfolio of Investments (continued) — March 31, 2024 (Unaudited)
Shares Security Description Value
(000)
Common Stocks (continued)
Ground Transportation (continued)
2,718
JB Hunt Transport Services, Inc. ....... $ 542
7,187
Knight-Swift Transportation Holdings, Inc. 396
271
Landstar System, Inc. ............... 52
2,678
Lyft, Inc. , Class - A (a) .............. 52
7,607
Norfolk Southern Corp. ............. 1,938
5,758
Old Dominion Freight Line, Inc. ....... 1,263
346
Ryder System, Inc. ................. 42
201
Saia, Inc. (a) ...................... 118
410
Schneider National, Inc. , Class - B ...... 9
151,752
Uber Technologies, Inc. (a) ........... 11,683
68
U-Haul Holding Co. (a) .............. 5
3,169
U-Haul Holding Co. ................ 212
50,163
Union Pacific Corp. ................ 12,336
860
XPO, Inc. (a) ..................... 105
39,083
Health Care Equipment & Supplies — 1 .80%
54,853
Abbott Laboratories ................ 6,235
2,151
Align Technology, Inc. (a) ............ 705
30,612
Baxter International, Inc. ............ 1,309
11,543
Becton Dickinson & Co. ............. 2,856
165,406
Boston Scientific Corp. (a) ............ 11,329
1,625
DENTSPLY SIRONA, Inc. ........... 54
11,319
Dexcom, Inc. (a) ................... 1,570
17,736
Edwards Lifesciences Corp. (a) ........ 1,694
384
Enovis Corp. (a) ................... 24
1,234
Envista Holdings Corp. (a) ............ 26
16,459
GE HealthCare Technologies, Inc. ...... 1,497
897
Globus Medical, Inc. (a) ............. 48
14,183
Hologic, Inc. (a) ................... 1,106
153
ICU Medical, Inc. (a) ............... 16
2,426
IDEXX Laboratories, Inc. (a) .......... 1,310
217
Inspire Medical Systems, Inc. (a) ....... 47
2,033
Insulet Corp. (a) ................... 348
549
Integra LifeSciences Holdings Corp. (a) .. 19
10,384
Intuitive Surgical, Inc. (a) ............ 4,144
360
Masimo Corp. (a) .................. 53
45,606
Medtronic PLC ................... 3,975
784
Novocure Ltd. (a) .................. 12
270
Penumbra, Inc. (a) .................. 60
403
QuidelOrtho Corp. (a) ............... 19
5,323
ResMed, Inc. ..................... 1,055
274
Shockwave Medical, Inc. (a) .......... 89
3,583
STERIS PLC ..................... 806
10,208
Stryker Corp. ..................... 3,653
484
Tandem Diabetes Care, Inc. (a) ......... 17
1,375
Teleflex, Inc. ..................... 311
5,763
The Cooper Cos., Inc. ............... 585
8,836
Zimmer Biomet Holdings, Inc. ........ 1,166
46,138
Shares Security Description Value
(000)
Common Stocks (continued)
Health Care Providers & Services — 2 .10%
675
Acadia Healthcare Co., Inc. (a) ......... $ 53
2,205
agilon health, Inc. (a) ................ 13
243
Amedisys, Inc. (a) .................. 22
128,302
Brookdale Senior Living, Inc. (a) ....... 848
14,316
Cardinal Health, Inc. ............... 1,602
8,436
Cencora, Inc. ..................... 2,049
24,179
Centene Corp. (a) .................. 1,897
111
Chemed Corp. .................... 71
46,718
CVS Health Corp. ................. 3,726
7,129
DaVita, Inc. (a) .................... 984
8,281
Elevance Health, Inc. ............... 4,293
743
Encompass Health Corp. ............. 61
6,155
HCA Healthcare, Inc. ............... 2,053
11,070
Henry Schein, Inc. (a) ............... 836
5,862
Humana, Inc. ..................... 2,033
4,766
Laboratory Corp. of America Holdings ... 1,042
20,741
McKesson Corp. .................. 11,137
3,158
Molina Healthcare, Inc. (a) ........... 1,297
893
Premier, Inc. , Class - A .............. 20
9,240
Quest Diagnostics, Inc. .............. 1,231
1,155
R1 RCM, Inc. (a) .................. 15
762
Tenet Healthcare Corp. (a) ............ 80
10,543
The Cigna Group .................. 3,829
28,584
UnitedHealth Group, Inc. ............ 14,141
2,366
Universal Health Services, Inc. , Class - B . 432
53,765
Health Care REITs — 0 .43%
140,598
American Healthcare REIT, Inc. ....... 2,074
73,993
CareTrust REIT, Inc. ............... 1,803
2,876
Healthcare Realty Trust, Inc. .......... 41
41,563
Healthpeak Properties, Inc. ........... 780
4,504
Medical Properties Trust, Inc. ......... 21
1,782
Omega Healthcare Investors, Inc. ...... 56
20,286
Ventas, Inc. ...................... 884
58,720
Welltower, Inc. .................... 5,486
11,145
Health Care Technology — 0 .04%
881
Certara, Inc. (a) .................... 16
848
Doximity, Inc. , Class - A (a) ........... 23
1,218
Teladoc Health, Inc. (a) .............. 18
4,419
Veeva Systems, Inc. , Class - A (a) ....... 1,024
1,081
Hotel & Resort REITs — 0 .08%
20,606
Host Hotels & Resorts, Inc. ........... 426
1,690
Park Hotels & Resorts, Inc. ........... 30
14,701
Ryman Hospitality Properties, Inc. ...... 1,699
2,155

HC CAPITAL TRUST
The Institutional U.S. Equity Portfolio
Portfolio of Investments (continued) — March 31, 2024 (Unaudited)
Shares Security Description Value
(000)
Common Stocks (continued)
Hotels, Restaurants & Leisure — 2 .17%
12,629
Airbnb, Inc. , Class - A (a) ............ $ 2,083
1,994
Aramark ........................ 65
1,030
Booking Holdings, Inc. .............. 3,736
555
Boyd Gaming Corp. ................ 37
6,291
Caesars Entertainment, Inc. (a) ......... 275
29,421
Carnival Corp. (a) .................. 481
368
Cava Group, Inc. (a) ................ 26
806
Chipotle Mexican Grill, Inc. (a) ........ 2,343
229
Choice Hotels International, Inc. ....... 29
541
Churchill Downs, Inc. ............... 67
4,126
Darden Restaurants, Inc. ............. 689
2,013
Domino's Pizza, Inc. ................ 1,000
7,995
DoorDash, Inc. , Class - A (a) .......... 1,101
12,250
DraftKings, Inc. (a) ................. 556
3,971
Expedia Group, Inc. (a) .............. 547
46,988
Hilton Worldwide Holdings, Inc. ....... 10,023
6,990
Hyatt Hotels Corp. , Class - A ......... 1,116
150,697
Las Vegas Sands Corp. .............. 7,792
11,423
Marriott International, Inc. , Class - A .... 2,883
284
Marriott Vacations Worldwide Corp. .... 31
23,795
McDonald's Corp. ................. 6,709
8,206
MGM Resorts International (a) ......... 387
3,172
Norwegian Cruise Line Holdings Ltd. (a) . 66
1,172
Penn Entertainment, Inc. (a) ........... 21
113,466
Planet Fitness, Inc. , Class - A (a) ....... 7,107
7,062
Royal Caribbean Cruises Ltd. (a) ....... 982
33,134
Starbucks Corp. ................... 3,028
505
Texas Roadhouse, Inc. .............. 78
1,293
The Wendy's Co. .................. 24
560
Travel + Leisure Co. ................ 27
1,150
Vail Resorts, Inc. .................. 256
226
Wingstop, Inc. .................... 83
635
Wyndham Hotels & Resorts, Inc. ....... 49
3,001
Wynn Resorts Ltd. ................. 307
12,067
Yum! Brands, Inc. ................. 1,673
55,677
Household Durables — 0 .56%
12,487
D.R. Horton, Inc. .................. 2,055
4,466
Garmin Ltd. ...................... 665
1,009
Leggett & Platt, Inc. ................ 19
7,294
Lennar Corp. , Class - A .............. 1,254
112
Lennar Corp. , Class - B ............. 17
399
Mohawk Industries, Inc. (a) ........... 52
2,863
Newell Brands, Inc. ................ 23
91
NVR, Inc. (a) ..................... 737
6,344
PulteGroup, Inc. ................... 765
151,246
Tempur Sealy International, Inc. ....... 8,595
836
Toll Brothers, Inc. ................. 108
242
TopBuild Corp. (a) ................. 107
Shares Security Description Value
(000)
Common Stocks (continued)
Household Durables (continued)
404
Whirlpool Corp. ................... $ 48
14,445
Household Products — 0 .80%
1,016
BJ's Wholesale Club Holdings, Inc. (a) ... 77
15,986
Church & Dwight Co., Inc. ........... 1,667
33,552
Colgate-Palmolive Co. .............. 3,022
17,235
Kimberly-Clark Corp. ............... 2,229
412
Reynolds Consumer Products, Inc. ..... 12
302
Spectrum Brands Holdings, Inc. ....... 27
9,113
The Clorox Co. ................... 1,395
74,415
The Procter & Gamble Co. ........... 12,074
20,503
Independent Power and Renewable Electricity Producers
— 0 .06%
968
Brookfield Renewable Corp. , Class - A .. 24
261
Clearway Energy, Inc. , Class - A ....... 6
618
Clearway Energy, Inc. , Class - C ....... 14
19,520
The AES Corp. ................... 350
18,223
Vistra Corp. ...................... 1,269
1,663
Industrial Conglomerates — 0 .83%
20,617
3M Co. ......................... 2,187
84,056
General Electric Co. ................ 14,754
21,065
Honeywell International, Inc. ......... 4,324
21,265
Industrial REITs — 0 .58%
2,173
Americold Realty Trust, Inc. .......... 54
11,642
EastGroup Properties, Inc. ........... 2,093
999
First Industrial Realty Trust, Inc. ....... 52
61,437
Plymouth Industrial REIT, Inc. ........ 1,382
86,028
Prologis, Inc. ..................... 11,203
1,562
Rexford Industrial Realty, Inc. ......... 79
1,356
STAG Industrial, Inc. ............... 52
14,915
Insurance — 1 .94%
22,746
Aflac, Inc. ....................... 1,953
6,149
American Financial Group, Inc. ........ 840
20,742
American International Group, Inc. ..... 1,622
7,066
Aon PLC , Class - A ................ 2,358
17,436
Arch Capital Group Ltd. (a) ........... 1,613
7,826
Arthur J. Gallagher & Co. ............ 1,957
4,972
Assurant, Inc. .................... 936
437
Assured Guaranty Ltd. .............. 38
590
Axis Capital Holdings Ltd. ........... 38
514
Brighthouse Financial, Inc. (a) ......... 26
8,994
Brown & Brown, Inc. ............... 787

HC CAPITAL TRUST
The Institutional U.S. Equity Portfolio
Portfolio of Investments (continued) — March 31, 2024 (Unaudited)
Shares Security Description Value
(000)
Common Stocks (continued)
Insurance (continued)
14,444
Chubb Ltd. ...................... $ 3,742
7,091
Cincinnati Financial Corp. ........... 881
207
CNA Financial Corp. ............... 9
2,155
Erie Indemnity Co. , Class - A ......... 866
2,881
Everest Group Ltd. ................. 1,145
7,555
Fidelity National Financial, Inc. ....... 402
765
First American Financial Corp. ........ 47
6,496
Globe Life, Inc. ................... 756
482
Kemper Corp. .................... 30
165
Kinsale Capital Group, Inc. ........... 87
1,287
Lincoln National Corp. .............. 41
11,943
Loews Corp. ..................... 935
764
Markel Group, Inc. (a) ............... 1,163
16,297
Marsh & McLennan Cos., Inc. ........ 3,356
21,710
MetLife, Inc. ..................... 1,608
2,054
Old Republic International Corp. ....... 63
278
Primerica, Inc. .................... 70
6,973
Principal Financial Group, Inc. ........ 602
10,559
Prudential Financial, Inc. ............ 1,240
507
Reinsurance Group of America, Inc. .... 98
396
RenaissanceRe Holdings Ltd. ......... 93
304
RLI Corp. ....................... 45
692
Ryan Specialty Holdings, Inc. ......... 38
11,232
The Allstate Corp. ................. 1,943
268
The Hanover Insurance Group, Inc. ..... 36
14,153
The Hartford Financial Services Group, Inc. 1,459
21,109
The Progressive Corp. .............. 4,365
9,964
The Travelers Cos., Inc. ............. 2,293
1,503
Unum Group ..................... 81
14,090
W.R. Berkley Corp. ................ 1,246
19
White Mountains Insurance Group Ltd. .. 34
32,161
Willis Towers Watson PLC ........... 8,844
49,786
Interactive Media & Services — 4 .10%
226,392
Alphabet, Inc. , Class - A (a) ........... 34,168
150,638
Alphabet, Inc. , Class - C (a) ........... 22,936
583
IAC, Inc. (a) ...................... 31
8,183
Match Group, Inc. (a) ............... 297
81,359
Meta Platforms, Inc. , Class - A ........ 39,507
229,684
Pinterest, Inc. , Class - A (a) ........... 7,963
22,614
Snap, Inc. , Class - A (a) .............. 260
775
TripAdvisor, Inc. (a) ................ 22
2,357
ZoomInfo Technologies, Inc. (a) ........ 38
105,222
IT Services — 1 .12%
18,510
Accenture PLC , Class - A ............ 6,415
6,901
Akamai Technologies, Inc. (a) ......... 751
901
Amdocs Ltd. ..................... 81
8,666
Cloudflare, Inc. , Class - A (a) .......... 839
Shares Security Description Value
(000)
Common Stocks (continued)
IT Services (continued)
14,688 Cognizant Technology Solutions Corp. ,
Class - A .................... $ 1,076
1,745
DXC Technology Co. (a) ............. 37
1,676
EPAM Systems, Inc. (a) .............. 463
2,268
Gartner, Inc. (a) ................... 1,081
309
Globant SA (a) .................... 62
72,272
GoDaddy, Inc. , Class - A (a) ........... 8,578
30,582
International Business Machines Corp. ... 5,840
1,741
Kyndryl Holdings, Inc. (a) ............ 38
2,080
MongoDB, Inc. (a) ................. 746
4,568
Okta, Inc. (a) ..................... 478
8,470
Snowflake, Inc. , Class - A (a) .......... 1,369
5,012
Twilio, Inc. , Class - A (a) ............. 306
2,666
VeriSign, Inc. (a) ................... 506
28,666
Leisure Products — 0 .02%
548
Brunswick Corp. .................. 53
92
Empire Resorts, Inc. (a) (b) ............ –
4,038
Hasbro, Inc. ...................... 228
2,666
Mattel, Inc. (a) .................... 53
2,337
Peloton Interactive, Inc. , Class - A (a) .... 10
417
Polaris, Inc. ...................... 42
654
YETI Holdings, Inc. (a) .............. 25
411
Life Sciences Tools & Services — 1 .41%
698
10X Genomics, Inc. , Class - A (a) ....... 26
8,568
Agilent Technologies, Inc. ............ 1,247
19,735
Avantor, Inc. (a) ................... 504
518
Azenta, Inc. (a) .................... 31
23,833
Bio-Rad Laboratories, Inc. , Class - A (a) .. 8,243
4,593
Bio-Techne Corp. .................. 323
813
Bruker Corp. ..................... 76
1,491 Charles River Laboratories International,
Inc. (a) ...................... 404
20,359
Danaher Corp. .................... 5,084
672
Fortrea Holdings, Inc. (a) ............. 27
625
ICON PLC (a) .................... 210
4,630
Illumina, Inc. (a) ................... 636
5,341
IQVIA Holdings, Inc. (a) ............. 1,351
833 Maravai LifeSciences Holdings, Inc. , Class -
A (a) ....................... 7
176
Medpace Holdings, Inc. (a) ........... 71
632
Mettler-Toledo International, Inc. (a) .... 842
1,668
QIAGEN N.V. (a) .................. 72
1,565
Repligen Corp. (a) .................. 288
3,627
Revvity, Inc. ..................... 380
750
Sotera Health Co. (a) ................ 9
25,390
Thermo Fisher Scientific, Inc. ......... 14,758
1,725
Waters Corp. (a) ................... 594

HC CAPITAL TRUST
The Institutional U.S. Equity Portfolio
Portfolio of Investments (continued) — March 31, 2024 (Unaudited)
Shares Security Description Value
(000)
Common Stocks (continued)
Life Sciences Tools & Services (continued)
2,162
West Pharmaceutical Services, Inc. ..... $ 855
36,038
Machinery — 1 .12%
471
AGCO Corp. ..................... 58
699
Allison Transmission Holdings, Inc. .... 57
15,736
Caterpillar, Inc. ................... 5,765
29,017
CNH Industrial N.V. (a) .............. 376
357
Crane Co. ....................... 48
5,143
Cummins, Inc. .................... 1,516
8,521
Deere & Co. ..................... 3,499
921
Donaldson Co., Inc. ................ 69
4,095
Dover Corp. ...................... 725
430
Esab Corp. ....................... 48
987
Flowserve Corp. ................... 45
10,295
Fortive Corp. ..................... 886
1,263
Gates Industrial Corp. PLC (a) ......... 22
4,911
Graco, Inc. ...................... 459
3,357
IDEX Corp. ...................... 819
9,887
Illinois Tool Works, Inc. ............. 2,653
11,849
Ingersoll Rand, Inc. ................ 1,126
633
ITT, Inc. ........................ 86
425
Lincoln Electric Holdings, Inc. ........ 109
1,626
Nordson Corp. .................... 446
498
Oshkosh Corp. .................... 62
14,362
Otis Worldwide Corp. ............... 1,426
18,173
PACCAR, Inc. .................... 2,251
3,756
Parker-Hannifin Corp. .............. 2,088
4,828
Pentair PLC ...................... 413
214
RBC Bearings, Inc. (a) .............. 58
2,681
Snap-on, Inc. ..................... 794
4,480
Stanley Black & Decker, Inc. ......... 438
406
The Middleby Corp. (a) .............. 65
464
The Timken Co. ................... 41
5,804
The Toro Co. ..................... 532
5,231
Westinghouse Air Brake Technologies Corp. 762
7,039
Xylem, Inc. ...................... 910
28,652
Marine Transportation — 0 .00%
453
Kirby Corp. (a) .................... 43
Media — 0 .45%
44
Cable One, Inc. ................... 19
3,562
Charter Communications, Inc. , Class - A (a) 1,035
125,767
Comcast Corp. , Class - A ............ 5,454
24,184
Fox Corp. , Class - A ................ 756
20,771
Fox Corp. , Class - B ................ 594
132
Liberty Broadband Corp. , Class - A (a) ... 8
5,108
Liberty Broadband Corp. , Class - C (a) ... 292
4,244
Liberty Media Corp.-Liberty SiriusXM (a) 126
Shares Security Description Value
(000)
Common Stocks (continued)
Media (continued)
569
Liberty Media Corp.-Liberty SiriusXM (a) $ 17
11,254
News Corp. , Class - A ............... 294
897
News Corp. , Class - B .............. 24
258
Nexstar Media Group, Inc. ........... 44
8,895
Omnicom Group, Inc. ............... 860
70
Paramount Global , Class - A .......... 2
13,529
Paramount Global , Class - B .......... 159
102,871
Sirius XM Holdings, Inc. ^ ........... 399
11,336
The Interpublic Group of Cos., Inc. ..... 370
1,232
The New York Times Co. , Class - A ..... 53
13,058
The Trade Desk, Inc. , Class - A (a) ...... 1,142
11,648
Metals & Mining — 0 .29%
1,341
Alcoa Corp. ...................... 45
14,827
Cleveland-Cliffs, Inc. (a) ............. 337
41,939
Freeport-McMoRan, Inc. ............ 1,973
785
MP Materials Corp. (a) .............. 11
57,333
Newmont Corp. ................... 2,054
7,226
Nucor Corp. ...................... 1,430
2,372
Reliance, Inc. ..................... 793
497
Royal Gold, Inc. ................... 61
648
Southern Copper Corp. .............. 69
1,562
SSR Mining, Inc. .................. 7
4,538
Steel Dynamics, Inc. ................ 673
1,703
United States Steel Corp. ............ 69
7,522
Mortgage Real Estate Investment
Trusts (REITs) — 0 .02%
5,308
AGNC Investment Corp. ............ 53
14,557
Annaly Capital Management, Inc. ...... 286
3,639
Rithm Capital Corp. ................ 41
2,215
Starwood Property Trust, Inc. ......... 45
425
Multi-Utilities — 0 .61%
18,606
Ameren Corp. .................... 1,375
41,264
CenterPoint Energy, Inc. ............. 1,175
22,866
CMS Energy Corp. ................. 1,381
19,672
Consolidated Edison, Inc. ............ 1,787
41,887
Dominion Energy, Inc. .............. 2,060
13,270
DTE Energy Co. .................. 1,489
40,732
NiSource, Inc. .................... 1,126
25,802
Public Service Enterprise Group, Inc. .... 1,723
27,528
Sempra ......................... 1,976
19,858
WEC Energy Group, Inc. ............ 1,632
15,724
Office REITs — 0 .16%
4,908
Alexandria Real Estate Equities, Inc. .... 632

HC CAPITAL TRUST
The Institutional U.S. Equity Portfolio
Portfolio of Investments (continued) — March 31, 2024 (Unaudited)
Shares Security Description Value
(000)
Common Stocks (continued)
Office REITs (continued)
4,447
Boston Properties, Inc. .............. $ 291
1,145
Cousins Properties, Inc. ............. 28
788
Highwoods Properties, Inc. ........... 21
30,914
Kilroy Realty Corp. ................ 1,126
106
NET Lease Office Properties .......... 3
34,475
SL Green Realty Corp. .............. 1,900
1,338
Vornado Realty Trust ............... 38
4,039
Oil, Gas & Consumable Fuels — 2 .26%
2,550
Antero Midstream Corp. ............. 36
2,151
Antero Resources Corp. (a) ........... 62
9,055
APA Corp. ....................... 312
10,608
Cheniere Energy, Inc. ............... 1,711
7,599
Chesapeake Energy Corp. ............ 675
56,281
Chevron Corp. .................... 8,878
39,469
ConocoPhillips ................... 5,025
40,386
Coterra Energy, Inc. ................ 1,126
18,748
Devon Energy Corp. ................ 941
6,043
Diamondback Energy, Inc. ........... 1,197
735
DT Midstream, Inc. ................ 45
21,209
EOG Resources, Inc. ............... 2,711
11,175
EQT Corp. ....................... 414
123,943
Exxon Mobil Corp. ................ 14,408
8,113
Hess Corp. ....................... 1,238
12,491
HF Sinclair Corp. .................. 754
91,084
Kinder Morgan, Inc. ................ 1,670
17,332
Marathon Oil Corp. ................ 491
13,457
Marathon Petroleum Corp. ........... 2,711
418
New Fortress Energy, Inc. ............ 13
23,104
Occidental Petroleum Corp. .......... 1,502
17,057
ONEOK, Inc. ..................... 1,368
7,540
Ovintiv, Inc. ..................... 391
16,322
Phillips 66 ....................... 2,665
6,829
Pioneer Natural Resources Co. ........ 1,793
1,786
Range Resources Corp. .............. 61
8,345
Southwestern Energy Co. (a) .......... 63
6,272
Targa Resources Corp. .............. 702
909
Texas Pacific Land Corp. ............ 526
52,429
The Williams Cos., Inc. ............. 2,043
13,356
Valero Energy Corp. ................ 2,280
57,812
Paper & Forest Products — 0 .00%
485
Louisiana-Pacific Corp. ............. 41
Passenger Airlines — 0 .03%
949
Alaska Air Group, Inc. (a) ............ 41
4,899
American Airlines Group, Inc. (a) ....... 75
8,542
Delta Air Lines, Inc. ................ 410
7,280
Southwest Airlines Co. .............. 212
Shares Security Description Value
(000)
Common Stocks (continued)
Passenger Airlines (continued)
2,474
United Airlines Holdings, Inc. (a) ....... $ 118
856
Personal Care Products — 0 .09%
2,665
Coty, Inc. , Class - A (a) .............. 32
50,569
Kenvue, Inc. ..................... 1,086
943
Olaplex Holdings, Inc. (a) ............ 2
7,387
The Estee Lauder Cos., Inc. .......... 1,138
2,258
Pharmaceuticals — 2 .53%
77,906
Bristol-Myers Squibb Co. ............ 4,226
5,271
Catalent, Inc. (a) ................... 298
3,702
Elanco Animal Health, Inc. (a) ......... 60
35,019
Eli Lilly & Co. .................... 27,243
61
Jazz Pharmaceuticals PLC (a) ......... 7
5,554
Jazz Pharmaceuticals PLC (a) ......... 668
76,292
Johnson & Johnson ................ 12,070
81,580
Merck & Co., Inc. ................. 10,764
1,927
Organon & Co. ................... 36
1,019
Perrigo Co. PLC .................. 33
195,504
Pfizer, Inc. ....................... 5,426
29,960
Royalty Pharma PLC , Class - A ........ 910
60,682
Viatris, Inc. ...................... 724
13,478
Zoetis, Inc. ...................... 2,280
64,745
Professional Services — 0 .81%
12,784
Automatic Data Processing, Inc. ....... 3,192
8,407
Booz Allen Hamilton Holding Corp. .... 1,248
3,972
Broadridge Financial Solutions, Inc. .... 813
171
CACI International, Inc. , Class - A (a) ... 65
3,580
Clarivate PLC (a) .................. 27
322
Concentrix Corp. .................. 21
4,341
Dayforce, Inc. (a) .................. 288
1,907
Dun & Bradstreet Holdings, Inc. ....... 19
3,598
Equifax, Inc. ..................... 962
256
FTI Consulting, Inc. (a) .............. 54
1,353
Genpact Ltd. ..................... 45
4,601
Jacobs Solutions, Inc. ............... 707
1,034
KBR, Inc. ....................... 66
9,509
Leidos Holdings, Inc. ............... 1,246
381
ManpowerGroup, Inc. .............. 30
9,476
Paychex, Inc. ..................... 1,164
1,569
Paycom Software, Inc. .............. 312
461
Paycor HCM, Inc. (a) ............... 9
1,337
Paylocity Holding Corp. (a) ........... 229
3,169
Robert Half, Inc. .................. 252
417
Science Applications International Corp. . 54
6,486
SS&C Technologies Holdings, Inc. ..... 418
103,685
TransUnion ...................... 8,274

HC CAPITAL TRUST
The Institutional U.S. Equity Portfolio
Portfolio of Investments (continued) — March 31, 2024 (Unaudited)
Shares Security Description Value
(000)
Common Stocks (continued)
Professional Services (continued)
5,637
Verisk Analytics, Inc. ............... $ 1,329
20,824
Real Estate Management & Development — 0 .19%
21,202
CBRE Group, Inc. , Class - A (a) ........ 2,062
31,206
Corp. Inmobiliaria Vesta Sab de CV , ADR 1,225
11,935
CoStar Group, Inc. (a) ............... 1,153
254
Howard Hughes Holdings, Inc. (a) ...... 18
362
Jones Lang LaSalle, Inc. (a) ........... 71
427
Zillow Group, Inc. , Class - A (a) ........ 20
4,554
Zillow Group, Inc. , Class - C (a) ........ 222
4,771
Residential REITs — 0 .77%
78,247
American Homes 4 Rent , Class - A ..... 2,878
1,135
Apartment Income REIT Corp. ........ 37
25,693
AvalonBay Communities, Inc. ......... 4,766
7,717
Camden Property Trust .............. 759
11,737
Equity LifeStyle Properties, Inc. ....... 756
17,069
Equity Residential ................. 1,078
17,647
Essex Property Trust, Inc. ............ 4,319
25,067
Invitation Homes, Inc. .............. 893
6,408
Mid-America Apartment Communities, Inc. 844
15,497
Sun Communities, Inc. .............. 1,993
17,284
UDR, Inc. ....................... 647
48,723
Veris Residential, Inc. ............... 741
19,711
Retail REITs — 0 .58%
60,702
Acadia Realty Trust ................ 1,033
758
Agree Realty Corp. ................ 43
51,191
Brixmor Property Group, Inc. ......... 1,200
609
Federal Realty Investment Trust ....... 62
19,641
Kimco Realty Corp. ................ 385
46,418
NETSTREIT Corp. ................ 853
1,373
NNN REIT, Inc. ................... 59
30,830
Phillips Edison & Co., Inc. ........... 1,106
35,760
Realty Income Corp. ............... 1,934
7,464
Regency Centers Corp. .............. 452
35,855
Simon Property Group, Inc. .......... 5,612
50,694
Tanger, Inc. ...................... 1,497
32,224
The Macerich Co. ................. 555
14,791
Semiconductors & Semiconductor Equipment — 6 .27%
47,457
Advanced Micro Devices, Inc. (a) ....... 8,566
503
Allegro MicroSystems, Inc. (a) ......... 14
14,721
Analog Devices, Inc. ............... 2,911
65,410
Applied Materials, Inc. .............. 13,489
12,985
Broadcom, Inc. ................... 17,210
416
Cirrus Logic, Inc. (a) ................ 39
Shares Security Description Value
(000)
Common Stocks (continued)
Semiconductors & Semiconductor Equipment (continued)
3,961
Enphase Energy, Inc. (a) ............. $ 479
4,376
Entegris, Inc. ..................... 615
3,001
First Solar, Inc. (a) ................. 507
592
GLOBALFOUNDRIES, Inc. (a) ....... 31
124,328
Intel Corp. ....................... 5,492
4,032
KLA Corp. ...................... 2,816
3,896
Lam Research Corp. ................ 3,785
4,011
Lattice Semiconductor Corp. (a) ........ 313
25,249
Marvell Technology, Inc. ............ 1,790
15,825
Microchip Technology, Inc. ........... 1,419
32,571
Micron Technology, Inc. ............. 3,839
501
MKS Instruments, Inc. .............. 67
1,388
Monolithic Power Systems, Inc. ....... 940
82,278
NVIDIA Corp. .................... 74,344
5,576
NXP Semiconductors N.V. ........... 1,382
12,628
ON Semiconductor Corp. (a) .......... 928
2,870
Qorvo, Inc. (a) .................... 330
32,930
QUALCOMM, Inc. ................ 5,575
4,674
Skyworks Solutions, Inc. ............ 507
58,874 Taiwan Semiconductor Manufacturing Co.
Ltd. , ADR ................... 8,010
4,492
Teradyne, Inc. .................... 507
26,613
Texas Instruments, Inc. .............. 4,636
353
Universal Display Corp. ............. 59
934
Wolfspeed, Inc. (a) ................. 28
160,628
Software — 7 .28%
25,879
Adobe, Inc. (a) .................... 13,059
2,540
ANSYS, Inc. (a) ................... 882
5,538
AppLovin Corp. , Class - A (a) ......... 383
2,053
Aspen Technology, Inc. (a) ............ 438
4,540
Atlassian Corp. , Class - A (a) .......... 886
6,276
Autodesk, Inc. (a) .................. 1,634
6,087
Bentley Systems, Inc. , Class - B ....... 318
3,021
BILL Holdings, Inc. (a) .............. 207
7,988
Cadence Design Systems, Inc. (a) ....... 2,486
2,596
CCC Intelligent Solutions Holdings, Inc. (a) 31
5,674
Confluent, Inc. , Class - A (a) .......... 174
2,109
Corpay, Inc. (a) .................... 651
29,287
Crowdstrike Holdings, Inc. , Class - A (a) . 9,388
8,051
Datadog, Inc. , Class - A (a) ........... 995
5,971
DocuSign, Inc. (a) .................. 355
449
Dolby Laboratories, Inc. , Class - A ..... 38
1,050
DoubleVerify Holdings, Inc. (a) ........ 37
8,055
Dropbox, Inc. , Class - A (a) ........... 196
7,933
Dynatrace, Inc. (a) ................. 368
615
Elastic N.V. (a) .................... 62
720
Fair Isaac Corp. (a) ................. 900
531
Five9, Inc. (a) ..................... 33
19,085
Fortinet, Inc. (a) ................... 1,303

HC CAPITAL TRUST
The Institutional U.S. Equity Portfolio
Portfolio of Investments (continued) — March 31, 2024 (Unaudited)
Shares Security Description Value
(000)
Common Stocks (continued)
Software (continued)
37,964
Gen Digital, Inc. .................. $ 850
663
Gitlab, Inc. , Class - A (a) ............. 39
622
Guidewire Software, Inc. (a) .......... 73
701
HashiCorp, Inc. , Class - A (a) .......... 19
1,405
HubSpot, Inc. (a) .................. 880
279
Informatica, Inc. , Class - A (a) ......... 10
8,203
Intuit, Inc. ....................... 5,332
1,794
Manhattan Associates, Inc. (a) ......... 449
229,269
Microsoft Corp. ................... 96,455
528
nCino, Inc. (a) .................... 20
974
NCR Voyix Corp. (a) ................ 12
1,858
Nutanix, Inc. , Class - A (a) ............ 115
48,947
Oracle Corp. ..................... 6,149
55,074
Palantir Technologies, Inc. , Class - A (a) .. 1,267
9,170
Palo Alto Networks, Inc. (a) ........... 2,606
314
Pegasystems, Inc. .................. 20
592
Procore Technologies, Inc. (a) ......... 49
3,466
PTC, Inc. (a) ...................... 654
646
RingCentral, Inc. , Class - A (a) ......... 22
3,785
Roper Technologies, Inc. ............. 2,123
54,565
Salesforce, Inc. ................... 16,433
4,041
Samsara, Inc. , Class - A (a) ........... 153
1,746
SentinelOne, Inc. , Class - A (a) ........ 41
6,046
ServiceNow, Inc. (a) ................ 4,610
964
Smartsheet, Inc. , Class - A (a) ......... 37
4,500
Synopsys, Inc. (a) .................. 2,572
776
Teradata Corp. (a) .................. 30
1,225
Tyler Technologies, Inc. (a) ........... 521
11,360
UiPath, Inc. , Class - A (a) ............ 258
7,938
Unity Software, Inc. (a) .............. 212
31,245
Workday, Inc. , Class - A (a) ........... 8,522
7,262 Zoom Video Communications, Inc. , Class -
A (a) ....................... 475
2,608
Zscaler, Inc. (a) .................... 503
186,335
Specialized REITs — 1 .29%
18,704
American Tower Corp. .............. 3,695
16,029
Crown Castle, Inc. ................. 1,696
45,296
CubeSmart ...................... 2,049
30,544
Digital Realty Trust, Inc. ............. 4,399
561
EPR Properties ................... 24
9,446
Equinix, Inc. ..................... 7,795
21,299
Extra Space Storage, Inc. ............ 3,130
16,785
Gaming and Leisure Properties, Inc. .... 773
34,860
Iron Mountain, Inc. ................ 2,796
9,262
Lamar Advertising Co. , Class - A ....... 1,106
603
National Storage Affiliates Trust ....... 24
6,473
Public Storage .................... 1,878
1,105
Rayonier, Inc. .................... 37
4,313
SBA Communications Corp. .......... 935
Shares Security Description Value
(000)
Common Stocks (continued)
Specialized REITs (continued)
64,534
VICI Properties, Inc. ............... $ 1,924
21,315
Weyerhaeuser Co. ................. 766
33,027
Specialty Retail — 1 .84%
449
Advance Auto Parts, Inc. ............ 38
230
AutoNation, Inc. (a) ................ 38
727
AutoZone, Inc. (a) .................. 2,291
179,889
Bath & Body Works, Inc. ............ 8,997
5,646
Best Buy Co., Inc. ................. 463
1,888
Burlington Stores, Inc. (a) ............ 438
4,615
CarMax, Inc. (a) ................... 402
1,766
Dick's Sporting Goods, Inc. ........... 397
414
Five Below, Inc. (a) ................. 75
783
Floor & Decor Holdings, Inc. , Class - A (a) 101
2,036
GameStop Corp. , Class - A (a) ......... 25
206
Lithia Motors, Inc. ................. 62
17,023
Lowe's Cos., Inc. .................. 4,336
149
Murphy USA, Inc. ................. 62
2,359
O'Reilly Automotive, Inc. (a) .......... 2,664
152
Penske Automotive Group, Inc. ........ 25
610
Petco Health & Wellness Co., Inc. (a) .... 1
123
RH (a) .......................... 43
9,807
Ross Stores, Inc. .................. 1,440
1,475
The Gap, Inc. ..................... 41
29,380
The Home Depot, Inc. .............. 11,270
114,326
The TJX Cos., Inc. ................. 11,595
3,833
Tractor Supply Co. ................. 1,004
1,425
Ulta Beauty, Inc. (a) ................ 745
1,302
Valvoline, Inc. (a) .................. 58
615
Victoria's Secret & Co. (a) ............ 12
644
Wayfair, Inc. , Class - A (a) ............ 44
1,815
Williams-Sonoma, Inc. .............. 577
47,244
Technology Hardware, Storage & Peripherals — 3 .36%
472,778
Apple, Inc. ...................... 81,074
5,195
Dell Technologies, Inc. , Class - C ...... 593
38,070
Hewlett Packard Enterprise Co. ........ 674
26,995
HP, Inc. ......................... 815
6,073
NetApp, Inc. ..................... 638
2,163
Pure Storage, Inc. , Class - A (a) ........ 112
4,309
Seagate Technology Holdings PLC ..... 401
1,088
Super Micro Computer, Inc. (a) ........ 1,099
9,513
Western Digital Corp. (a) ............. 649
86,055
Textiles, Apparel & Luxury Goods — 0 .23%
227
Birkenstock Holding PLC (a) .......... 11
930
Capri Holdings Ltd. (a) .............. 42
283
Carter's, Inc. ..................... 24

HC CAPITAL TRUST
The Institutional U.S. Equity Portfolio
Portfolio of Investments (continued) — March 31, 2024 (Unaudited)
Shares Security Description Value
(000)
Common Stocks (continued)
Textiles, Apparel & Luxury Goods (continued)
273
Columbia Sportswear Co. ............ $ 22
459
Crocs, Inc. (a) ..................... 66
755
Deckers Outdoor Corp. (a) ............ 710
3,344
Lululemon Athletica, Inc. (a) .......... 1,306
35,444
NIKE, Inc. , Class - B ............... 3,332
478
PVH Corp. ...................... 67
307
Ralph Lauren Corp. ................ 58
1,015
Skechers USA, Inc. , Class - A (a) ....... 62
1,791
Tapestry, Inc. ..................... 85
1,429
Under Armour, Inc. , Class - A (a) ....... 11
1,440
Under Armour, Inc. , Class - C (a) ....... 10
2,652
V.F. Corp. ....................... 41
5,847
Tobacco — 0 .62%
72,919
Altria Group, Inc. .................. 3,182
139,936
Philip Morris International, Inc. ........ 12,820
16,002
Trading Companies & Distributors — 0 .59%
98,282
AerCap Holdings N.V. (a) ............ 8,541
472
AerCap Holdings N.V. (a) ............ 41
788
Air Lease Corp. ................... 41
1,330
Core & Main, Inc. , Class - A (a) ........ 76
18,594
Fastenal Co. ...................... 1,434
5,963
Ferguson PLC .................... 1,303
350
MSC Industrial Direct Co., Inc. ........ 34
337
SiteOne Landscape Supply, Inc. (a) ...... 59
1,985
United Rentals, Inc. ................ 1,431
1,606
W.W. Grainger, Inc. ................ 1,634
989
Watsco, Inc. ...................... 427
338
WESCO International, Inc. ........... 58
15,079
Water Utilities — 0 .08%
9,834
American Water Works Co., Inc. ....... 1,202
22,528
Essential Utilities, Inc. .............. 834
2,036
Wireless Telecommunication Services — 0 .12%
18,438
T-Mobile US, Inc. ................. 3,009
Total Common Stocks .............. 1,983,355
Contingent Rights — 0 .00%
Biotechnology — 0 .00%
14
Oncternal Therapeutics, Inc. , (a) (b) (c) ... –
Shares Security Description Value
(000)
Contingent Rights (continued)
Diversified Telecommunication Services — 0 .00%
338
Mirati Therapeutics CVR , 01/01/26 (a) (b) . $ –
Total Contingent Rights ............ –
Investment Companies — 20 .79%
Domestic Equity Funds — 16 .28%
1,603,406
Invesco S&P 500 Low Volatility ETF .... 105,616
247,110
iShares Core S&P 500 ETF ........... 129,914
211,260 iShares Core S&P Total U.S. Stock Market
ETF ....................... 24,358
12,288
iShares Russell 1000 ETF ............ 3,539
269,110
Vanguard S&P 500 ETF ............. 129,361
93,660
Vanguard Total Stock Market ETF ...... 24,342
417,130
Money Market Funds — 4 .51%
386,976 Federated Hermes Treasury Obligations
Fund, Institutional Shares , 5 .17% ^^ (d) 387
115,351,827 State Street Institutional Treasury Plus
Money Market Fund, Trust Class ,
5 .20% (d) .................... 115,352
115,739
Total Investment Companies ......... 532,869
Purchased Options on Futures — 0 .02%
Total Purchased Options on Futures ... 478
Total Investments (cost $ 1,658,034 ) —
98 .17% ..................... 2,516,702
Other assets in excess of liabilities —
1 .83% ...................... 46,803
Net Assets - 100.00% $ 2,563,505
Amounts designated as "—" are $0 or have been rounded to $0.
^ All or part of this security was on loan as of March 31, 2024.
^^ Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2024.
(a) Represents non-income producing security.
(b) Security was valued using significant unobservable inputs as of March
31, 2024.
(c) Represents a security purchased under Rule 144A or Section 4(2)
and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(d) Annualized 7-day yield as of period-end.
ADR—American Depositary Receipt

HC CAPITAL TRUST
The Institutional U.S. Equity Portfolio
Portfolio of Investments (continued) — March 31, 2024 (Unaudited)
The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of March 31, 2024 .
Amounts designated as "—" indicate the Specialist Manager did not manage any holdings in that category.
ETF—Exchange-Traded Fund REIT—Real Estate Investment Trust
The Institutional U.S. Equity Portfolio
Jennison Associates,
LLC
Mellon
Investments
Corporation
Parametric
Portfolio
Associates,
LLC
Wellington
Management
Company,
LLC
Rhumbline
Advisers
Monashee
Investment
Management,
LLC Total
Common Stocks ...................................................... — 60.14% — 2.81% 14.41% — 77.36%
Contingent Right ..................................................... — 0.00% — — 0.00% — 0.00%
Investment Companies ............................................ — 0.05% 8.30% 0.02% 0.16% 12.26% 20.79%
Purchased Options on Futures ................................ — — 0.01 — — 0.01% 0.02%
Other Assets (Liabilities) ........................................ 0.01% 0.10% 0.20% 0.02% 0.01% 1.49% 1.83%
Total Net Assets ................................................. 0.01% 60.29% 8.51% 2.85% 14.58% 13.76% 100.00
The following table reflects the open derivative positions held by the Portfolio as of March 31, 2024 .
Futures Contracts Purchased *
Description
Number of
Contracts Expiration Date
Notional Amount
(000)
Value and
Unrealized
Appreciation/
(Depreciation)
(000)
E-Mini S&P 500 Future ......................... 685 6/21/24 $ 181,816 $ 2,862
Russell 2000 Mini Index Future ................... 29 6/21/24 3,112 54
$ 184,928 $ 2,916
Total Unrealized Appreciation ..................... $ 2,916
Total Unrealized Depreciation ..................... —
Total Net Unrealized Appreciation/(Depreciation) ....... $ 2,916
* Cash has been pledged as collateral for futures contracts held by the Portfolio.
Options on Futures Contracts
Exchange-traded options on futures contacts written as of March 31, 2024 were as follows:
Description Put/Call
Number of
Contracts
Notional
Amount
(000)
Exercise
Price
Expiration
Date
Value
(000)
E-Mini S&P 500 Future Option ............. Call 25 $ 6,813 $ 5,450.00 5/31/24 $ (52)
E-Mini S&P 500 Future Option ............. Call 25 6,781 5,425.00 5/31/24 (62)
E-Mini S&P 500 Future Option ............. Call 25 6,875 5,500.00 6/21/24 (52)
E-Mini S&P 500 Future Option ............. Call 25 6,813 5,450.00 6/21/24 (71)
E-Mini S&P 500 Future Option ............. Call 25 6,750 5,400.00 6/21/24 (94)
E-Mini S&P 500 Future Option ............. Call 25 6,938 5,550.00 6/28/24 (62)
E-Mini S&P 500 Future Option ............. Call 25 6,875 5,500.00 6/28/24 (83)
E-Mini S&P 500 Future Option ............. Put 58 12,615 4,350.00 4/19/24 (4)
E-Mini S&P 500 Future Option ............. Put 57 12,896 4,525.00 4/19/24 (5)

HC CAPITAL TRUST
The Institutional U.S. Equity Portfolio
Portfolio of Investments (continued) — March 31, 2024 (Unaudited)
Options on Futures Contracts (continued)
Description Put/Call
Number of
Contracts
Notional
Amount
(000)
Exercise
Price
Expiration
Date
Value
(000)
E-Mini S&P 500 Future Option ............. Put 68 $ 15,045 $ 4,425.00 4/19/24 $ (5)
E-Mini S&P 500 Future Option ............. Put 47 10,164 4,325.00 4/19/24 (3)
E-Mini S&P 500 Future Option ............. Put 46 10,235 4,450.00 4/19/24 (3)
E-Mini S&P 500 Future Option ............. Put 52 11,700 4,500.00 4/19/24 (4)
E-Mini S&P 500 Future Option ............. Put 58 12,760 4,400.00 4/19/24 (4)
E-Mini S&P 500 Future Option ............. Put 18 4,680 5,200.00 4/19/24 (19)
E-Mini S&P 500 Future Option ............. Put 12 3,060 5,100.00 4/26/24 (20)
E-Mini S&P 500 Future Option ............. Put 58 14,384 4,960.00 4/30/24 (23)
E-Mini S&P 500 Future Option ............. Put 58 13,978 4,820.00 4/30/24 (14)
E-Mini S&P 500 Future Option ............. Put 37 8,464 4,575.00 4/30/24 (5)
E-Mini S&P 500 Future Option ............. Put 56 13,230 4,725.00 4/30/24 (10)
E-Mini S&P 500 Future Option ............. Put 7 1,628 4,650.00 4/30/24 (1)
E-Mini S&P 500 Future Option ............. Put 64 14,800 4,625.00 4/30/24 (9)
E-Mini S&P 500 Future Option ............. Put 74 17,019 4,600.00 4/30/24 (10)
E-Mini S&P 500 Future Option ............. Put 18 4,680 5,200.00 4/30/24 (28)
E-Mini S&P 500 Future Option ............. Put 58 13,775 4,750.00 4/30/24 (11)
E-Mini S&P 500 Future Option ............. Put 29 6,598 4,550.00 4/30/24 (4)
E-Mini S&P 500 Future Option ............. Put 35 7,919 4,525.00 4/30/24 (4)
E-Mini S&P 500 Future Option ............. Put 13 3,237 4,980.00 5/10/24 (20)
E-Mini S&P 500 Future Option ............. Put 64 15,359 4,800.00 5/17/24 (31)
E-Mini S&P 500 Future Option ............. Put 29 7,178 4,950.00 5/17/24 (24)
E-Mini S&P 500 Future Option ............. Put 29 7,178 4,950.00 5/17/24 (50)
E-Mini S&P 500 Future Option ............. Put 6 1,445 4,815.00 5/17/24 (6)
E-Mini S&P 500 Future Option ............. Put 82 19,577 4,775.00 5/17/24 (37)
E-Mini S&P 500 Future Option ............. Put 13 3,104 4,775.00 5/17/24 (12)
E-Mini S&P 500 Future Option ............. Put 109 25,887 4,750.00 5/17/24 (46)
E-Mini S&P 500 Future Option ............. Put 102 24,097 4,725.00 5/17/24 (40)
E-Mini S&P 500 Future Option ............. Put 98 23,029 4,700.00 5/17/24 (36)
E-Mini S&P 500 Future Option ............. Put 14 3,448 4,925.00 5/17/24 (22)
E-Mini S&P 500 Future Option ............. Put 116 27,114 4,675.00 5/17/24 (39)
E-Mini S&P 500 Future Option ............. Put 48 11,160 4,650.00 5/17/24 (15)
E-Mini S&P 500 Future Option ............. Put 29 6,706 4,625.00 5/17/24 (9)
E-Mini S&P 500 Future Option ............. Put 29 6,525 4,500.00 5/17/24 (7)
E-Mini S&P 500 Future Option ............. Put 35 7,788 4,450.00 5/17/24 (7)
E-Mini S&P 500 Future Option ............. Put 82 19,782 4,825.00 5/17/24 (43)
E-Mini S&P 500 Future Option ............. Put 40 8,850 4,425.00 5/17/24 (8)
E-Mini S&P 500 Future Option ............. Put 29 6,308 4,350.00 5/17/24 (5)
E-Mini S&P 500 Future Option ............. Put 29 7,033 4,850.00 5/17/24 (16)
E-Mini S&P 500 Future Option ............. Put 24 5,820 4,850.00 5/31/24 (20)
E-Mini S&P 500 Future Option ............. Put 24 5,730 4,775.00 5/31/24 (31)
E-Mini S&P 500 Future Option ............. Put 6 1,440 4,800.00 5/31/24 (9)
E-Mini S&P 500 Future Option ............. Put 12 2,910 4,850.00 5/31/24 (20)
E-Mini S&P 500 Future Option ............. Put 15 3,694 4,925.00 5/31/24 (32)
E-Mini S&P 500 Future Option ............. Put 18 4,338 4,820.00 5/31/24 (28)
E-Mini S&P 500 Future Option ............. Put 12 2,850 4,750.00 5/31/24 (15)
E-Mini S&P 500 Future Option ............. Put 23 5,635 4,900.00 5/31/24 (22)
E-Mini S&P 500 Future Option ............. Put 15 3,645 4,860.00 5/31/24 (26)
E-Mini S&P 500 Future Option ............. Put 103 24,333 4,725.00 5/31/24 (59)
E-Mini S&P 500 Future Option ............. Put 15 3,630 4,840.00 5/31/24 (25)
E-Mini S&P 500 Future Option ............. Put 20 4,870 4,870.00 5/31/24 (36)
E-Mini S&P 500 Future Option ............. Put 29 6,634 4,575.00 5/31/24 (12)

HC CAPITAL TRUST
The Institutional U.S. Equity Portfolio
Portfolio of Investments (concluded) — March 31, 2024 (Unaudited)
Options on Futures Contracts (continued)
Description Put/Call
Number of
Contracts
Notional
Amount
(000)
Exercise
Price
Expiration
Date
Value
(000)
E-Mini S&P 500 Future Option ............. Put 18 $ 4,365 $ 4,850.00 5/31/24 $ (30)
E-Mini S&P 500 Future Option ............. Put 29 6,670 4,600.00 5/31/24 (12)
E-Mini S&P 500 Future Option ............. Put 115 26,737 4,650.00 5/31/24 (55)
E-Mini S&P 500 Future Option ............. Put 96 22,559 4,700.00 5/31/24 (52)
E-Mini S&P 500 Future Option ............. Put 18 4,433 4,925.00 5/31/24 (19)
E-Mini S&P 500 Future Option ............. Put 12 2,940 4,900.00 5/31/24 (24)
E-Mini S&P 500 Future Option ............. Put 10 2,350 4,700.00 6/21/24 (17)
E-Mini S&P 500 Future Option ............. Put 30 7,200 4,800.00 6/21/24 (66)
E-Mini S&P 500 Future Option ............. Put 42 10,133 4,825.00 6/21/24 (51)
E-Mini S&P 500 Future Option ............. Put 23 5,474 4,760.00 6/21/24 (45)
E-Mini S&P 500 Future Option ............. Put 21 4,988 4,750.00 6/21/24 (21)
$ (1,862)
Exchanged-traded options on futures contacts purchased as of March 31, 2024 were as follows:
Description Put/Call
Number of
Contracts
Notional
Amount
(000)
Exercise
Price
Expiration
Date
Value
(000)
E-Mini S&P 500 Future Option ............. Put 23 $ 5,348 $ 4,650.00 4/19/24 $ 2
E-Mini S&P 500 Future Option ............. Put 55 12,993 4,725.00 4/19/24 6
E-Mini S&P 500 Future Option ............. Put 29 7,395 5,100.00 4/19/24 14
E-Mini S&P 500 Future Option ............. Put 36 8,730 4,850.00 4/19/24 12
E-Mini S&P 500 Future Option ............. Put 29 7,323 5,050.00 4/19/24 25
E-Mini S&P 500 Future Option ............. Put 52 12,220 4,700.00 4/19/24 6
E-Mini S&P 500 Future Option ............. Put 18 4,311 4,790.00 4/30/24 9
E-Mini S&P 500 Future Option ............. Put 20 4,900 4,900.00 4/30/24 13
E-Mini S&P 500 Future Option ............. Put 15 3,615 4,820.00 4/30/24 8
E-Mini S&P 500 Future Option ............. Put 30 7,200 4,800.00 4/30/24 15
E-Mini S&P 500 Future Option ............. Put 25 6,450 5,160.00 4/30/24 30
E-Mini S&P 500 Future Option ............. Put 15 3,608 4,810.00 4/30/24 8
E-Mini S&P 500 Future Option ............. Put 54 13,770 10,200.00 4/30/24 44
E-Mini S&P 500 Future Option ............. Put 25 6,188 4,950.00 5/31/24 29
E-Mini S&P 500 Future Option ............. Put 25 6,219 4,975.00 5/31/24 31
E-Mini S&P 500 Future Option ............. Put 75 18,562 4,950.00 6/21/24 130
E-Mini S&P 500 Future Option ............. Put 50 12,499 5,000.00 6/28/24 97
$ 479

HC CAPITAL TRUST
The Small Capitalization-Mid Capitalization Equity Portfolio
Portfolio of Investments — March 31, 2024 (Unaudited)
30
Shares Security Description Value
(000)
Common Stocks — 99 .09%
Aerospace & Defense — 0 .80%
1,081
AAR Corp. (a) .................... $ 65
327
AeroVironment, Inc. (a) .............. 50
609
Cadre Holdings, Inc. ................ 22
700
Curtiss-Wright Corp. ............... 179
1,094
Ducommun, Inc. (a) ................ 56
9,052
Kratos Defense & Security Solutions, Inc. (a) 166
64
Moog, Inc. , Class - A ............... 10
460
National Presto Industries, Inc. ........ 39
4,289
Rocket Lab USA, Inc. (a) ............ 18
4,770
Triumph Group, Inc. (a) .............. 72
677
Air Freight & Logistics — 0 .22%
4,462
Forward Air Corp. ................. 138
1,172
Hub Group, Inc. , Class - A ........... 51
189
Automobile Components — 1 .81%
1,571
Adient PLC (a) .................... 52
2,008 American Axle & Manufacturing Holdings,
Inc. (a) ...................... 15
12,225
Dana, Inc. ....................... 155
554
Dorman Products, Inc. (a) ............ 53
1,023
Gentherm, Inc. (a) .................. 59
9,227
Modine Manufacturing Co. (a) ......... 878
930
Patrick Industries, Inc. .............. 111
817
Stoneridge, Inc. (a) ................. 15
3,211
The Goodyear Tire & Rubber Co. (a) .... 44
872
Visteon Corp. (a) ................... 103
708
XPEL, Inc. (a) .................... 38
1,523
Automobiles — 0 .05%
522
Winnebago Industries, Inc. ........... 39
Banks — 8 .63%
894
1st Source Corp. .................. 47
1,715
Ameris Bancorp ................... 83
1,712
Axos Financial, Inc. (a) .............. 93
3,234
Banc of California, Inc. ............. 49
1,048
BancFirst Corp. ................... 92
2,296
Bank of Marin Bancorp ............. 39
6,251
BankUnited, Inc. .................. 175
1,471
Bankwell Financial Group, Inc. ........ 38
2,970
BCB Bancorp, Inc. ................. 31
4,171
Berkshire Hills Bancorp, Inc. ......... 96
418
Byline Bancorp, Inc. ................ 9
5,139
Cadence Bank .................... 149
3,999
Capitol Federal Financial, Inc. ......... 24
2,951
Cathay General Bancorp ............. 112
1,054
Central Valley Community Bancorp ..... 21
Shares Security Description Value
(000)
Common Stocks (continued)
Banks (continued)
1,445
Colony Bankcorp, Inc. .............. $ 17
3,735
Columbia Banking System, Inc. ....... 72
3,488
Columbia Financial, Inc. (a) ........... 60
1,092
Community Bank System, Inc. ........ 52
1,095
Community Trust Bancorp, Inc. ........ 47
2,630
ConnectOne Bancorp, Inc. ........... 51
777
Cullen/Frost Bankers, Inc. ............ 87
9,064
CVB Financial Corp. ............... 162
710
Dime Community Bancshares, Inc. ..... 14
688
Enterprise Financial Services Corp. ..... 28
6,060
FB Financial Corp. ................. 228
851
Financial Institutions, Inc. ............ 16
2,460
First Bancorp ..................... 89
24,739
First Bancorp ..................... 433
2,341
First Bank ....................... 32
3,516
First Busey Corp. .................. 85
3,703
First Commonwealth Financial Corp. .... 52
3,478
First Financial Bancorp .............. 78
22,418
First Foundation, Inc. ............... 169
5,034
First Horizon Corp. ................ 78
3,590
First Merchants Corp. ............... 125
1,077
First Mid Bancshares, Inc. ........... 35
6,458
Fulton Financial Corp. .............. 103
1,287
German American Bancorp, Inc. ....... 45
561
Glacier Bancorp, Inc. ............... 23
3,205
Hancock Whitney Corp. ............. 148
868
Hilltop Holdings, Inc. ............... 27
18,862
HomeStreet, Inc. .................. 283
4,173
Hope Bancorp, Inc. ................ 48
3,570
Independent Bank Corp. ............. 186
1,662
Independent Bank Group, Inc. ......... 76
129
International Bancshares Corp. ........ 7
4,010
Lakeland Bancorp, Inc. .............. 49
1,193
Lakeland Financial Corp. ............ 79
2,021
Live Oak Bancshares, Inc. ........... 84
1,295
Midland States Bancorp, Inc. ......... 33
1,943
National Bank Holdings Corp. , Class - A . 70
695
NBT Bancorp, Inc. ................. 25
663
Nicolet Bankshares, Inc. ............. 57
1,622
Northrim Bancorp, Inc. .............. 82
3,969
Northwest Bancshares, Inc. ........... 46
6,060
OceanFirst Financial Corp. ........... 99
3,649
OFG Bancorp .................... 134
2,194
Old Second Bancorp, Inc. ............ 30
1,467
Origin Bancorp, Inc. ................ 46
1,149
Orrstown Financial Services, Inc. ...... 31
1,042
Pacific Premier Bancorp, Inc. ......... 25
286
Pathward Financial, Inc. ............. 14
559
Peoples Bancorp, Inc. ............... 17
1,889
Pinnacle Financial Partners, Inc. ....... 162
2,873
Popular, Inc. ..................... 253

HC CAPITAL TRUST
The Small Capitalization-Mid Capitalization Equity Portfolio
Portfolio of Investments (continued) — March 31, 2024 (Unaudited)
Shares Security Description Value
(000)
Common Stocks (continued)
Banks (continued)
3,360
Premier Financial Corp. ............. $ 68
3,750
Provident Bancorp, Inc. (a) ........... 34
8,896
Provident Financial Services, Inc. ...... 130
1,157
QCR Holdings, Inc. ................ 70
670
Renasant Corp. ................... 21
635
Sandy Spring Bancorp, Inc. ........... 15
1,467
Seacoast Banking Corp. of Florida ...... 37
990
ServisFirst Bancshares, Inc. .......... 66
3,954
Simmons First National Corp. , Class - A . 77
921
Southside Bancshares, Inc. ........... 27
3,405
Sterling Bancorp, Inc. (a) ............. 18
1,311
Stock Yards Bancorp, Inc. ............ 64
510
Texas Capital Bancshares, Inc. (a) ...... 31
14,418
The Bancorp, Inc. (a) ................ 481
2,444
The Bank of N.T. Butterfield & Son Ltd. . 78
3,235
Towne Bank ..................... 91
393
TriCo Bancshares .................. 14
240
Triumph Financial, Inc. (a) ............ 19
596
TrustCo Bank Corp. NY ............. 17
2,275
United Bankshares, Inc. ............. 81
3,391
United Community Banks, Inc. ........ 89
2,044
Univest Financial Corp. ............. 43
2,879
Veritex Holdings, Inc. ............... 59
4,326
WesBanco, Inc. ................... 129
623
Western New England Bancorp, Inc. .... 5
963
Wintrust Financial Corp. ............. 101
1,135
WSFS Financial Corp. .............. 51
7,266
Beverages — 0 .27%
1,320
Celsius Holdings, Inc. (a) ............. 109
6,267
Primo Water Corp. ................. 115
341
The Vita Coco Co., Inc. (a) ........... 8
232
Biotechnology — 8 .36%
16,564
2seventy bio, Inc. (a) ................ 89
13,699
4D Molecular Therapeutics, Inc. (a) ..... 436
10,211
Adicet Bio, Inc. (a) ................. 24
892
Agios Pharmaceuticals, Inc. (a) ........ 26
665
Alkermes PLC (a) .................. 18
5,570
Altimmune, Inc. (a) ................. 57
1,323
Anavex Life Sciences Corp. ^ (a) ....... 7
468
Apellis Pharmaceuticals, Inc. (a) ....... 28
695
Arcellx, Inc. (a) ................... 48
987
Arcus Biosciences, Inc. (a) ............ 19
7,407
Arcutis Biotherapeutics, Inc. (a) ........ 73
2,416
Arrowhead Pharmaceuticals, Inc. (a) ..... 69
11,191
BioAtla, Inc. (a) ................... 38
2,743
BioCryst Pharmaceuticals, Inc. (a) ...... 14
769
Biohaven Ltd. (a) .................. 42
Shares Security Description Value
(000)
Common Stocks (continued)
Biotechnology (continued)
29,713
Bioxcel Therapeutics, Inc. (a) .......... $ 84
1,111
Blueprint Medicines Corp. (a) ......... 105
15,620
Bridgebio Pharma, Inc. (a) ............ 482
1,190
Catalyst Pharmaceuticals, Inc. (a) ....... 19
455
Crinetics Pharmaceuticals, Inc. (a) ...... 21
6,626
Cue Biopharma, Inc. (a) .............. 13
1,049
Cytokinetics, Inc. (a) ................ 74
1,214
Day One Biopharmaceuticals, Inc. (a) .... 20
24,003
Design Therapeutics, Inc. (a) .......... 97
3,633
Dynavax Technologies Corp. (a) ........ 45
2,140
Enanta Pharmaceuticals, Inc. (a) ........ 37
7,862
Erasca, Inc. (a) .................... 16
4,978
Halozyme Therapeutics, Inc. (a) ........ 203
385
Immunovant, Inc. (a) ................ 12
1,019
Insmed, Inc. (a) .................... 28
2,089
Intellia Therapeutics, Inc. (a) .......... 57
4,834
Iovance Biotherapeutics, Inc. (a) ....... 72
704
Keros Therapeutics, Inc. (a) ........... 47
442
Kiniksa Pharmaceuticals Ltd. , Class - A (a) 9
9,060
Kodiak Sciences, Inc. (a) ............. 48
388
Krystal Biotech, Inc. (a) .............. 69
4,749
Larimar Therapeutics, Inc. (a) ......... 36
22,219
MacroGenics, Inc. (a) ............... 327
2,208
Madrigal Pharmaceuticals, Inc. (a) ...... 589
3,976
MannKind Corp. (a) ................ 18
5,968
Monte Rosa Therapeutics, Inc. (a) ...... 42
636
Morphic Holding, Inc. (a) ............ 22
1,311
Myriad Genetics, Inc. (a) ............. 28
432
Natera, Inc. (a) .................... 40
30,739
Nkarta, Inc. (a) .................... 332
2,923
Nurix Therapeutics, Inc. (a) ........... 43
612
Nuvalent, Inc. , Class - A (a) ........... 46
6,995
Olema Pharmaceuticals, Inc. (a) ........ 79
2,087
PDL BioPharma, Inc. (a) ............. 3
7,030
Poseida Therapeutics, Inc. (a) .......... 22
2,301
Prime Medicine, Inc. (a) ............. 16
913
Protagonist Therapeutics, Inc. (a) ....... 26
700
Prothena Corp. PLC (a) .............. 17
1,755
PTC Therapeutics, Inc. (a) ............ 51
1,996 Recursion Pharmaceuticals, Inc. , Class -
A (a) ....................... 20
2,123
Relay Therapeutics, Inc. (a) ........... 18
3,305
REVOLUTION Medicines, Inc. (a) ..... 107
745
Rhythm Pharmaceuticals, Inc. (a) ....... 32
2,459
Rocket Pharmaceuticals, Inc. (a) ........ 66
1,372
SpringWorks Therapeutics, Inc. (a) ...... 68
3,817
Stoke Therapeutics, Inc. (a) ........... 52
2,137
Syndax Pharmaceuticals, Inc. (a) ....... 51
12,178
Tenaya Therapeutics, Inc. (a) .......... 64
2,710
TG Therapeutics, Inc. (a) ............. 41
574
Twist Bioscience Corp. (a) ............ 20

HC CAPITAL TRUST
The Small Capitalization-Mid Capitalization Equity Portfolio
Portfolio of Investments (continued) — March 31, 2024 (Unaudited)
Shares Security Description Value
(000)
Common Stocks (continued)
Biotechnology (continued)
604
United Therapeutics Corp. (a) ......... $ 139
8,199
Vanda Pharmaceuticals, Inc. (a) ........ 34
3,598
Vaxcyte, Inc. (a) ................... 246
1,163
Veracyte, Inc. (a) ................... 26
1,839
Vericel Corp. (a) ................... 96
1,455
Verve Therapeutics, Inc. (a) ........... 19
16,422
Viking Therapeutics, Inc. (a) .......... 1,346
1,039
Viridian Therapeutics, Inc. (a) ......... 18
1,954
Xencor, Inc. (a) .................... 43
1,004
XOMA Corp. (a) ................... 24
14,136
Y-mAbs Therapeutics, Inc. (a) ......... 230
7,043
Broadline Retail — 0 .48%
331
Etsy, Inc. (a) ...................... 23
15,740
Groupon, Inc. (a) .................. 210
8,527
Macy's, Inc. ...................... 170
403
Building Products — 2 .17%
1,948
Apogee Enterprises, Inc. ............. 115
2,770
AZZ, Inc. ....................... 214
1,565
Builders FirstSource, Inc. (a) .......... 327
354
CSW Industrials, Inc. ............... 83
441
Gibraltar Industries, Inc. (a) ........... 36
1,230
Griffon Corp. ..................... 90
443
Insteel Industries, Inc. ............... 17
1,297
JELD-WEN Holding, Inc. (a) .......... 28
841
Masonite International Corp. (a) ........ 111
2,456
Masterbrand, Inc. (a) ................ 46
2,244
Resideo Technologies, Inc. (a) ......... 50
324
Simpson Manufacturing Co., Inc. ...... 66
3,006
Trex Co., Inc. (a) ................... 300
2,155
UFP Industries, Inc. ................ 265
2,342
Zurn Elkay Water Solutions Corp. ...... 78
1,826
Capital Markets — 1 .69%
1,338 Artisan Partners Asset Management, Inc. ,
Class - A .................... 61
1,459
AssetMark Financial Holdings, Inc. (a) ... 52
13,347
BGC Group, Inc. , Class - A ........... 104
1,179
Brightsphere Investment Group, Inc. .... 27
979
Cohen & Steers, Inc. ............... 75
1,431
Evercore, Inc. .................... 277
3,056
Federated Hermes, Inc. .............. 110
184
Hamilton Lane, Inc. , Class - A ......... 21
75
Houlihan Lokey, Inc. ............... 10
671
LPL Financial Holdings, Inc. .......... 177
128
Moelis & Co. , Class - A ............. 7
2,110
Open Lending Corp. (a) .............. 13
Shares Security Description Value
(000)
Common Stocks (continued)
Capital Markets (continued)
1,702
Patria Investments Ltd. , Class - A ...... $ 25
242
Piper Sandler Cos. ................. 48
437
PJT Partners, Inc. , Class - A .......... 41
1,512
Stifel Financial Corp. ............... 118
616
StoneX Group, Inc. (a) .............. 43
2,045
Victory Capital Holdings, Inc. , Class - A . 87
157
Virtus Investment Partners, Inc. ........ 39
9,720
WisdomTree, Inc. .................. 89
1,424
Chemicals — 1 .65%
1,381
American Vanguard Corp. ............ 18
53,604
Arcadium Lithium PLC (a) ........... 232
828
Avient Corp. ..................... 36
695
Balchem Corp. .................... 108
48
Cabot Corp. ...................... 4
3,052
FMC Corp. ...................... 195
497
Hawkins, Inc. .................... 38
158
Huntsman Corp. ................... 4
1,018
Innospec, Inc. .................... 131
3,245
Kronos Worldwide, Inc. ............. 38
1,019
Minerals Technologies, Inc. ........... 77
129
NewMarket Corp. ................. 82
1,544
Orion SA ........................ 36
11,049
Perimeter Solutions SA (a) ............ 82
434
Quaker Chemical Corp. ............. 89
898
Sensient Technologies Corp. .......... 62
1,404
Stepan Co. ....................... 126
2,158
Tronox Holdings PLC .............. 37
1,395
Commercial Services & Supplies — 1 .42%
2,075
ABM Industries, Inc. ............... 93
2,893
ACCO Brands Corp. ............... 16
984
ACV Auctions, Inc. , Class - A (a) ....... 18
2,183
Brady Corp. , Class - A .............. 129
5,706
BrightView Holdings, Inc. (a) ......... 68
1,307
Casella Waste Systems, Inc. (a) ........ 129
222
Cimpress PLC (a) .................. 20
5,910
CoreCivic, Inc. (a) ................. 92
2,401
Deluxe Corp. ..................... 49
2,331
Healthcare Services Group, Inc. (a) ...... 29
3,253
HNI Corp. ....................... 148
4,306
MillerKnoll, Inc. .................. 107
1,713
Montrose Environmental Group, Inc. (a) .. 67
5,037
Quad/Graphics, Inc. ................ 27
612
SP Plus Corp. (a) ................... 32
741
The Brink's Co. ................... 68
1,472
The GEO Group, Inc. (a) ............. 21
469
UniFirst Corp. .................... 81

HC CAPITAL TRUST
The Small Capitalization-Mid Capitalization Equity Portfolio
Portfolio of Investments (continued) — March 31, 2024 (Unaudited)
Shares Security Description Value
(000)
Common Stocks (continued)
Commercial Services & Supplies (continued)
48
VSE Corp. ....................... $ 4
1,198
Communications Equipment — 0 .12%
673
Clearfield, Inc. (a) .................. 21
2,782
KVH Industries, Inc. (a) ............. 14
6,928
Viavi Solutions, Inc. (a) .............. 63
98
Construction & Engineering — 2 .22%
2,405
AECOM ........................ 236
7,964
Ameresco, Inc. , Class - A (a) .......... 192
983
API Group Corp. (a) ................ 39
291
Comfort Systems USA, Inc. .......... 92
1,585
Dycom Industries, Inc. (a) ............ 227
940
EMCOR Group, Inc. ............... 328
2,153
Fluor Corp. (a) .................... 91
3,323
Granite Construction, Inc. ............ 190
211
IES Holdings, Inc. (a) ............... 26
2,960
MasTec, Inc. (a) ................... 276
218
MYR Group, Inc. (a) ................ 39
2,938
WillScot Mobile Mini Holdings Corp. (a) . 137
1,873
Construction Materials — 0 .61%
1,173
Eagle Materials, Inc. ................ 319
4,373
Summit Materials, Inc. , Class - A (a) .... 195
514
Consumer Finance — 0 .27%
2,878
Consumer Portfolio Services, Inc. (a) .... 22
324
Enova International, Inc. (a) ........... 20
3,434
LendingClub Corp. (a) ............... 30
1,275
LendingTree, Inc. (a) ................ 55
875
Navient Corp. .................... 15
351
Nelnet, Inc. , Class - A ............... 33
1,936
Upstart Holdings, Inc. (a) ............. 52
227
Consumer Staples Distribution & Retail — 0 .53%
205
Casey's General Stores, Inc. .......... 65
1,696
Ingles Markets, Inc. , Class - A ......... 131
828
Performance Food Group Co. (a) ....... 62
202
PriceSmart, Inc. ................... 17
1,063
SpartanNash Co. .................. 21
1,208
The Andersons, Inc. ................ 69
3,462
United Natural Foods, Inc. (a) ......... 40
714
Weis Markets, Inc. ................. 46
451
Shares Security Description Value
(000)
Common Stocks (continued)
Containers & Packaging — 0 .28%
693
AptarGroup, Inc. .................. $ 100
2,133
Graphic Packaging Holding Co. ....... 62
3,245
Myers Industries, Inc. ............... 75
237
Diversified Consumer Services — 0 .99%
3,247
Adtalem Global Education, Inc. (a) ...... 167
4,561
Coursera, Inc. (a) .................. 64
131
Duolingo, Inc. (a) .................. 29
455
Frontdoor, Inc. (a) .................. 15
17,039
Perdoceo Education Corp. ............ 299
2,069
Strategic Education, Inc. ............. 215
312
Stride, Inc. (a) ..................... 20
1,467
Udemy, Inc. (a) .................... 16
782
Universal Technical Institute, Inc. (a) .... 12
837
Diversified REITs — 0 .58%
4,168
Alexander & Baldwin, Inc. ........... 69
1,205
Alpine Income Property Trust, Inc. ..... 18
1,529
American Assets Trust, Inc. ........... 34
6,752
Armada Hoffler Properties, Inc. ........ 70
7,907
Broadstone Net Lease, Inc. ........... 124
1,323
Essential Properties Realty Trust, Inc. ... 35
3,709
Gladstone Commercial Corp. ......... 51
8,885
Global Net Lease, Inc. .............. 69
711
One Liberty Properties, Inc. .......... 16
486
Diversified Telecommunication Services — 0 .37%
439
Anterix, Inc. (a) ................... 15
1,115
ATN International, Inc. .............. 35
2,728
EchoStar Corp. , Class - A (a) .......... 39
3,094
IDT Corp. , Class - B ................ 116
256
Iridium Communications, Inc. ......... 7
7,341
Liberty Latin America Ltd. , Class - C (a) .. 51
2,631
Shenandoah Telecommunications Co. ... 46
309
Electric Utilities — 0 .32%
1,915
ALLETE, Inc. .................... 115
3,048
Genie Energy Ltd. , Class - B .......... 46
242
MGE Energy, Inc. ................. 19
846
Otter Tail Corp. ................... 73
464
Portland General Electric Co. ......... 19
272
Electrical Equipment — 0 .87%
8,245
Array Technologies, Inc. (a) ........... 123
8,949
Blink Charging Co. ^ (a) .............. 27
4,130
Bloom Energy Corp. , Class - A (a) ...... 46

HC CAPITAL TRUST
The Small Capitalization-Mid Capitalization Equity Portfolio
Portfolio of Investments (continued) — March 31, 2024 (Unaudited)
Shares Security Description Value
(000)
Common Stocks (continued)
Electrical Equipment (continued)
73
Encore Wire Corp. ................. $ 19
2,360
EnerSys ......................... 224
7,897
Enovix Corp. ^ (a) .................. 63
1,306
NEXTracker, Inc. , Class - A (a) ........ 73
1,604
Plug Power, Inc. (a) ................. 6
522
Regal Rexnord Corp. ............... 94
1,334 Shoals Technologies Group, Inc. , Class -
A (a) ....................... 15
5,044
Stem, Inc. ^ (a) .................... 11
970
Vicor Corp. (a) .................... 37
738
Electronic Equipment, Instruments & Components
— 2 .44%
809
Advanced Energy Industries, Inc. ...... 83
1,155
Arlo Technologies, Inc. (a) ............ 15
521
Badger Meter, Inc. ................. 84
544
Belden, Inc. ...................... 50
983
CTS Corp. ....................... 46
824
ePlus, Inc. (a) ..................... 65
2,761
Fabrinet (a) ....................... 523
7,503
Flex Ltd. (a) ...................... 215
1,005
Insight Enterprises, Inc. (a) ........... 186
548
IPG Photonics Corp. (a) .............. 50
5,296
Iteris, Inc. (a) ..................... 26
1,575
Jabil, Inc. ....................... 211
414
Kimball Electronics, Inc. (a) .......... 9
3,591
Lightwave Logic, Inc. ^ (a) ............ 17
368
Littelfuse, Inc. .................... 89
111
Novanta, Inc. (a) ................... 19
1,841
PC Connection, Inc. ................ 121
51
Plexus Corp. (a) ................... 5
1,866
Rogers Corp. (a) ................... 221
86
Sanmina Corp. (a) .................. 5
34
TD SYNNEX Corp. ................ 4
1,116
TTM Technologies, Inc. (a) ........... 17
2,061
Energy Equipment & Services — 2 .11%
7,609
Archrock, Inc. .................... 150
835
Atlas Energy Solutions, Inc. .......... 19
5,515
Borr Drilling Ltd. .................. 38
1,098
Bristow Group, Inc. (a) .............. 30
460
Cactus, Inc. , Class - A ............... 23
4,798
ChampionX Corp. ................. 172
4,636
Diamond Offshore Drilling, Inc. (a) ..... 63
12,375
Expro Group Holdings N.V. (a) ........ 246
655
Helmerich & Payne, Inc. ............. 28
747
Kodiak Gas Services, Inc. ............ 20
5,195
Liberty Energy, Inc. ................ 108
194
Nabors Industries Ltd. (a) ............ 17
1,775
Oceaneering International, Inc. (a) ...... 42
Shares Security Description Value
(000)
Common Stocks (continued)
Energy Equipment & Services (continued)
16,833
Patterson-UTI Energy, Inc. ........... $ 201
6,605
ProFrac Holding Corp. , Class - A (a) .... 55
2,633
ProPetro Holding Corp. (a) ........... 21
875
Seadrill Ltd. (a) .................... 44
11,270
Solaris Oilfield Infrastructure, Inc. , Class - A 98
4,093
Tidewater, Inc. (a) .................. 376
257
Weatherford International PLC (a) ...... 30
1,781
Entertainment — 0 .21%
2,567
Atlanta Braves Holdings, Inc. (a) ....... 100
1,640
Atlanta Braves Holdings, Inc. (a) ....... 69
682
Cinemark Holdings, Inc. (a) ........... 12
181
Financial Services — 1 .42%
23,967
AvidXchange Holdings, Inc. (a) ........ 315
861 Banco Latinoamericano de Comercio
Exterior SA , Class - E .......... 26
800
Cannae Holdings, Inc. (a) ............ 18
429
Cass Information Systems, Inc. ........ 21
2,141
EVERTEC, Inc. ................... 85
143 Federal Agricultural Mortgage Corp. , Class -
C ......................... 28
708
I3 Verticals, Inc. , Class - A (a) ......... 16
254
Jack Henry & Associates, Inc. ......... 44
1,100
Jackson Financial, Inc. , Class - A ....... 73
228
MGIC Investment Corp. ............. 5
1,030
Mr Cooper Group, Inc. (a) ............ 80
4,643
Pagseguro Digital Ltd. , Class - A (a) ..... 66
2,840
Payoneer Global, Inc. (a) ............. 14
871
PennyMac Financial Services, Inc. ..... 79
661
Remitly Global, Inc. (a) .............. 14
2,184
Repay Holdings Corp. (a) ............ 24
6,150
StoneCo. Ltd. , Class - A (a) ........... 102
1,294
Walker & Dunlop, Inc. .............. 131
1,342
Waterstone Financial, Inc. ............ 16
155
WEX, Inc. (a) ..................... 37
1,194
Food Products — 0 .76%
1,495
B&G Foods, Inc. .................. 17
5,127
BRC, Inc. , Class - A ^ (a) ............. 22
283
Cal-Maine Foods, Inc. .............. 17
1,587
Darling Ingredients, Inc. (a) ........... 74
572
Fresh Del Monte Produce, Inc. ........ 15
365
Freshpet, Inc. (a) ................... 42
682
J & J Snack Foods Corp. ............. 99
2,078
John B. Sanfilippo & Son, Inc. ........ 220
1,116
The Simply Good Foods Co. (a) ........ 38
1,627
Tootsie Roll Industries, Inc. ........... 52

HC CAPITAL TRUST
The Small Capitalization-Mid Capitalization Equity Portfolio
Portfolio of Investments (continued) — March 31, 2024 (Unaudited)
Shares Security Description Value
(000)
Common Stocks (continued)
Food Products (continued)
4,691
Westrock Coffee Co. ^ (a) ............. $ 48
644
Gas Utilities — 0 .57%
1,491
Brookfield Infrastructure Corp. , Class - A . 54
480
Chesapeake Utilities Corp. ........... 52
329
New Jersey Resources Corp. .......... 14
3,451
ONE Gas, Inc. .................... 223
1,094
Southwest Gas Holdings, Inc. ......... 83
2,134
UGI Corp. ....................... 52
478
Ground Transportation — 0 .76%
168
ArcBest Corp. .................... 24
119
Avis Budget Group, Inc. ............. 15
3,213
Daseke, Inc. (a) .................... 27
3,966
Knight-Swift Transportation Holdings, Inc. 218
1,818
Marten Transport Ltd. ............... 34
412
P.A.M. Transportation Services, Inc. (a) .. 7
549
Saia, Inc. (a) ...................... 320
645
Health Care Equipment & Supplies — 3 .09%
3,450
Axogen, Inc. (a) ................... 28
694
Axonics, Inc. (a) ................... 48
42
CONMED Corp. .................. 3
41,120
Cutera, Inc. ^ (a) ................... 60
799
CVRx, Inc. (a) .................... 15
698
Glaukos Corp. (a) .................. 66
434
Haemonetics Corp. (a) ............... 37
2,424
Inmode Ltd. (a) .................... 52
883
Inspire Medical Systems, Inc. (a) ....... 190
1,118
Insulet Corp. (a) ................... 192
479
Integer Holdings Corp. (a) ............ 56
933
iRhythm Technologies, Inc. (a) ......... 108
511
Lantheus Holdings, Inc. (a) ........... 32
271
LeMaitre Vascular, Inc. .............. 18
4,151
Merit Medical Systems, Inc. (a) ........ 314
4,795
Neogen Corp. (a) .................. 76
1,347
Omnicell, Inc. (a) .................. 39
49,211
OraSure Technologies, Inc. (a) ......... 303
549
OrthoPediatrics Corp. (a) ............. 16
4,033
Outset Medical, Inc. (a) .............. 9
138
Shockwave Medical, Inc. (a) .......... 45
492
SI-BONE, Inc. (a) .................. 8
1,911
Silk Road Medical, Inc. (a) ........... 35
1,272
STAAR Surgical Co. (a) ............. 49
19,385
Tactile Systems Technology, Inc. (a) ..... 315
1,621
Tandem Diabetes Care, Inc. (a) ......... 57
2,516
The Cooper Cos., Inc. (a) ............. 255
693
TransMedics Group, Inc. (a) ........... 51
Shares Security Description Value
(000)
Common Stocks (continued)
Health Care Equipment & Supplies (continued)
7,594
Zimvie, Inc. (a) .................... $ 125
2,602
Health Care Providers & Services — 1 .95%
2,680
Acadia Healthcare Co., Inc. (a) ......... 212
1,962
Accolade, Inc. (a) .................. 21
158
Addus HomeCare Corp. (a) ........... 16
10,401
Agiliti, Inc. (a) .................... 105
590
AMN Healthcare Services, Inc. (a) ...... 37
3,253
Astrana Health, Inc. (a) .............. 137
1
CareMax, Inc. (a) .................. –
13
Chemed Corp. .................... 8
153
CorVel Corp. (a) ................... 40
47
Encompass Health Corp. ............. 4
2,339
Fulgent Genetics, Inc. (a) ............. 51
200
HealthEquity, Inc. (a) ............... 16
4,111
LifeStance Health Group, Inc. (a) ....... 25
380
ModivCare, Inc. (a) ................. 9
717
National HealthCare Corp. ........... 68
2,556
NeoGenomics, Inc. (a) ............... 40
1,813
Option Care Health, Inc. (a) ........... 61
1,478
Owens & Minor, Inc. (a) ............. 41
3,683
Patterson Cos., Inc. ................ 102
1,623
Progyny, Inc. (a) ................... 62
2,950
RadNet, Inc. (a) ................... 144
1,380
Select Medical Holdings Corp. ........ 42
1,068
Surgery Partners, Inc. (a) ............. 32
2,414
Tenet Healthcare Corp. (a) ............ 253
195
The Ensign Group, Inc. .............. 24
1,540
The Joint Corp. (a) ................. 20
690
US Physical Therapy, Inc. ............ 78
1,648
Health Care REITs — 0 .54%
8,558
CareTrust REIT, Inc. ............... 209
6,912
Global Medical REIT, Inc. ........... 60
686
National Health Investors, Inc. ........ 43
6,550
Sabra Health Care REIT, Inc. ......... 97
1,247
Universal Health Realty Income Trust ... 46
455
Health Care Technology — 0 .52%
3,175
Definitive Healthcare Corp. (a) ......... 26
1,740
Evolent Health, Inc. , Class - A (a) ....... 57
2,266
OptimizeRx Corp. (a) ............... 28
1,615
Phreesia, Inc. (a) ................... 39
9,828
Schrodinger, Inc. (a) ................ 265
496
Simulations Plus, Inc. ............... 20
435

HC CAPITAL TRUST
The Small Capitalization-Mid Capitalization Equity Portfolio
Portfolio of Investments (continued) — March 31, 2024 (Unaudited)
Shares Security Description Value
(000)
Common Stocks (continued)
Hotel & Resort REITs — 0 .68%
6,486
Braemar Hotels & Resorts, Inc. ........ $ 13
4,816
Chatham Lodging Trust ............. 49
9,262
DiamondRock Hospitality Co. ......... 89
1,105
Pebblebrook Hotel Trust ............. 17
6,433
RLJ Lodging Trust ................. 76
1,766
Ryman Hospitality Properties, Inc. ...... 203
7,641
Summit Hotel Properties, Inc. ......... 50
4,401
Sunstone Hotel Investors, Inc. ......... 49
1,773
Xenia Hotels & Resorts, Inc. .......... 27
573
Hotels, Restaurants & Leisure — 2 .28%
162
BJ's Restaurants, Inc. (a) ............. 6
805
Bloomin' Brands, Inc. ............... 23
3,538
Boyd Gaming Corp. ................ 239
363
Caesars Entertainment, Inc. (a) ......... 16
398
Chuy's Holdings, Inc. (a) ............. 13
333
Cracker Barrel Old Country Store, Inc. ... 24
1,221
Dave & Buster's Entertainment, Inc. (a) .. 76
1,018
Dine Brands Global, Inc. ............ 47
2,169
First Watch Restaurant Group, Inc. (a) ... 53
3,564
Full House Resorts, Inc. (a) ........... 20
428
Golden Entertainment, Inc. ........... 16
1,218
Hilton Grand Vacations, Inc. (a) ........ 58
391
Jack in the Box, Inc. ................ 27
6,196
Krispy Kreme, Inc. ................. 94
999
Light & Wonder, Inc. (a) ............. 102
3,896
Lindblad Expeditions Holdings, Inc. (a) .. 36
217
Monarch Casino & Resort, Inc. ........ 16
5,928
Noodles & Co. (a) .................. 11
731
Papa John's International, Inc. ......... 49
3,005
Planet Fitness, Inc. , Class - A (a) ....... 188
3,075
PlayAGS, Inc. (a) .................. 28
242
RCI Hospitality Holdings, Inc. ........ 14
2,856
Red Robin Gourmet Burgers, Inc. (a) .... 22
3,161
Red Rock Resorts, Inc. , Class - A ...... 189
5,856
Sabre Corp. (a) .................... 14
5,395
Super Group SGHC Ltd. (a) ........... 19
3,025
Sweetgreen, Inc. , Class - A (a) ......... 76
581
Texas Roadhouse, Inc. .............. 90
145
Vail Resorts, Inc. .................. 32
884
Wingstop, Inc. .................... 325
1,923
Household Durables — 2 .59%
201
Cavco Industries, Inc. (a) ............. 80
844
Century Communities, Inc. ........... 81
4,095
Dream Finders Homes, Inc. , Class - A (a) . 179
4,688
Green Brick Partners, Inc. (a) .......... 282
891 Hamilton Beach Brands Holding Co. , Class
- A ........................ 22
Shares Security Description Value
(000)
Common Stocks (continued)
Household Durables (continued)
481
Helen of Troy Ltd. (a) ............... $ 55
1,134
Hooker Furnishings Corp. ............ 27
370
Installed Building Products, Inc. ....... 96
1,777
Landsea Homes Corp. (a) ............ 26
705
Legacy Housing Corp. (a) ............ 15
748
LGI Homes, Inc. (a) ................ 87
2,390
M/I Homes, Inc. (a) ................. 326
1,482
MDC Holdings, Inc. ................ 93
1,111
Meritage Homes Corp. .............. 195
1,030
Skyline Champion Corp. (a) ........... 88
3,670
Sonos, Inc. (a) .................... 70
584
The Lovesac Co. (a) ................ 13
428
TopBuild Corp. (a) ................. 189
2,166
Tri Pointe Homes, Inc. (a) ............ 84
4,186
Vizio Holding Corp. , Class - A (a) ...... 46
1,813
VOXX International Corp. (a) ......... 15
1,868
Worthington Enterprises, Inc. ......... 116
2,185
Household Products — 0 .52%
2,670
BJ's Wholesale Club Holdings, Inc. (a) ... 203
1,892
Central Garden & Pet Co. (a) .......... 81
1,710
Central Garden & Pet Co. , Class - A (a) .. 63
1,019
Oil-Dri Corp. of America ............ 76
61
WD-40 Co. ...................... 15
438
Independent Power and Renewable Electricity Producers
— 0 .39%
5,030
Altus Power, Inc. (a) ................ 24
1,499
Clearway Energy, Inc. , Class - C ....... 35
4,109
Ormat Technologies, Inc. ............ 272
331
Industrial Conglomerates — 0 .03%
1,120
Brookfield Business Corp. , Class - A .... 27
Industrial REITs — 0 .57%
1,133
EastGroup Properties, Inc. ........... 203
875
Innovative Industrial Properties, Inc. .... 91
3,696
Plymouth Industrial REIT, Inc. ........ 83
2,707
STAG Industrial, Inc. ............... 104
481
Insurance — 2 .38%
689
Ambac Financial Group, Inc. (a) ....... 11
2,133 American Equity Investment Life Holding
Co. (a) ...................... 120
3,379
CNO Financial Group, Inc. ........... 93
658
Enstar Group Ltd. (a) ............... 204
35
Everest Group Ltd. ................. 14

HC CAPITAL TRUST
The Small Capitalization-Mid Capitalization Equity Portfolio
Portfolio of Investments (continued) — March 31, 2024 (Unaudited)
Shares Security Description Value
(000)
Common Stocks (continued)
Insurance (continued)
7,019
Genworth Financial, Inc. (a) ........... $ 45
3,462
Goosehead Insurance, Inc. , Class - A (a) .. 231
1,818
Hippo Holdings, Inc. (a) ............. 33
3,604
Horace Mann Educators Corp. ......... 133
562
Kinsale Capital Group, Inc. ........... 296
8,901
Maiden Holdings Ltd. (a) ............. 20
2,653
Oscar Health, Inc. , Class - A (a) ........ 39
1,115
ProAssurance Corp. ................ 14
3,554
Root, Inc. , Class - A (a) .............. 217
372
Selective Insurance Group, Inc. ........ 41
3,408
Stewart Information Services Corp. ..... 222
621
Trupanion, Inc. ^ (a) ................. 17
2,955
W.R. Berkley Corp. ................ 261
2,011
Interactive Media & Services — 0 .65%
1,296
Cargurus, Inc. (a) .................. 30
845
Cars.com, Inc. (a) .................. 15
8,635
DHI Group, Inc. (a) ................. 22
2,422
Eventbrite, Inc. , Class - A (a) .......... 13
8,634
Nextdoor Holdings, Inc. (a) ........... 19
772
Shutterstock, Inc. .................. 35
14,331
TrueCar, Inc. (a) ................... 49
6,760
Yelp, Inc. (a) ...................... 266
1,137
Ziff Davis, Inc. (a) .................. 72
2,146
ZipRecruiter, Inc. (a) ................ 25
546
IT Services — 0 .24%
356
Couchbase, Inc. (a) ................. 9
1,369
DigitalOcean Holdings, Inc. (a) ........ 52
1,981
Fastly, Inc. , Class - A (a) ............. 26
1,737
Grid Dynamics Holdings, Inc. (a) ....... 21
1,074
Perficient, Inc. (a) .................. 61
135
The Hackett Group, Inc. ............. 3
11,466
Thoughtworks Holding, Inc. (a) ........ 29
201
Leisure Products — 0 .28%
324
American Outdoor Brands, Inc. (a) ...... 3
6,670
AMMO, Inc. (a) ................... 18
270
Johnson Outdoors, Inc. , Class - A ...... 12
356
MasterCraft Boat Holdings, Inc. (a) ..... 8
4,682
Mattel, Inc. (a) .................... 93
1,298
Smith & Wesson Brands, Inc. ......... 23
1,148
Topgolf Callaway Brands Corp. (a) ...... 19
1,461
YETI Holdings, Inc. (a) .............. 56
232
Life Sciences Tools & Services — 0 .64%
75
Azenta, Inc. (a) .................... 5
Shares Security Description Value
(000)
Common Stocks (continued)
Life Sciences Tools & Services (continued)
102
Bruker Corp. ..................... $ 10
1,404
CryoPort, Inc. (a) .................. 25
6,376
Cytek Biosciences, Inc. (a) ............ 43
599
Medpace Holdings, Inc. (a) ........... 241
29,118
Pacific Biosciences of California, Inc. (a) . 109
493
Repligen Corp. (a) .................. 91
8,477
Seer, Inc. (a) ...................... 16
540
Machinery — 3 .81%
3,613
3D Systems Corp. (a) ............... 16
183
Alamo Group, Inc. ................. 42
1,311
Albany International Corp. ........... 123
1,637
Astec Industries, Inc. ............... 72
3,801
Barnes Group, Inc. ................. 141
1,248
Chart Industries, Inc. (a) ............. 206
2,711
Columbus McKinnon Corp. .......... 121
1,745
Energy Recovery, Inc. (a) ............ 28
220
Enpro, Inc. ...................... 37
1,328
ESCO Technologies, Inc. ............ 142
1,773
Federal Signal Corp. ................ 150
141
Franklin Electric Co., Inc. ............ 15
2,528
Helios Technologies, Inc. ............ 113
367
Hillenbrand, Inc. .................. 18
2,739
Hillman Solutions Corp. (a) ........... 29
332
IDEX Corp. ...................... 81
1,076
ITT, Inc. ........................ 146
819
John Bean Technologies Corp. ......... 86
226
Kadant, Inc. ...................... 74
1,329
Kennametal, Inc. .................. 33
771
Lincoln Electric Holdings, Inc. ........ 197
236
Mueller Industries, Inc. .............. 13
16,478
Mueller Water Products, Inc. , Class - A .. 265
47
Oshkosh Corp. .................... 6
21
RBC Bearings, Inc. (a) .............. 6
1,356
SPX Technologies, Inc. (a) ............ 167
948
Standex International Corp. ........... 173
2,819
Tennant Co. ...................... 343
2,067
Terex Corp. ...................... 133
1,276
The Gorman-Rupp Co. .............. 50
2,085
The Greenbrier Cos., Inc. ............ 109
5,021
The Shyft Group, Inc. ............... 62
1,145
Titan International, Inc. (a) ............ 14
3,211
Marine Transportation — 0 .51%
8,479
Costamare, Inc. ................... 96
2,101
Kirby Corp. (a) .................... 201
1,166
Matson, Inc. ..................... 131
428

HC CAPITAL TRUST
The Small Capitalization-Mid Capitalization Equity Portfolio
Portfolio of Investments (continued) — March 31, 2024 (Unaudited)
Shares Security Description Value
(000)
Common Stocks (continued)
Media — 0 .89%
5,957
Advantage Solutions, Inc. (a) .......... $ 26
1,790
Boston Omaha Corp. , Class - A (a) ...... 28
23,868
Cardlytics, Inc. (a) ................. 345
15,050
Integral Ad Science Holding Corp. (a) .... 150
3,824
Magnite, Inc. (a) ................... 41
1,827
Scholastic Corp. ................... 69
1,207
TechTarget, Inc. (a) ................. 40
2,249
TEGNA, Inc. ..................... 34
1,572
Townsquare Media, Inc. , Class - A ...... 17
750
Metals & Mining — 2 .32%
1,382
Alcoa Corp. ...................... 47
1,094
Arch Resources, Inc. ............... 176
17,375
ATI, Inc. (a) ...................... 889
1,962
Carpenter Technology Corp. .......... 140
5,219
Coeur Mining, Inc. (a) ............... 20
290
Commercial Metals Co. ............. 17
759
Haynes International, Inc. ............ 46
9,750
Hecla Mining Co. .................. 47
1,828
Kaiser Aluminum Corp. ............. 163
360
Materion Corp. ................... 47
5,772
Metallus, Inc. (a) ................... 128
4,584
Piedmont Lithium, Inc. (a) ............ 61
2,916
Ryerson Holding Corp. .............. 98
137
Warrior Met Coal, Inc. .............. 8
1,868
Worthington Steel, Inc. .............. 67
1,954
Mortgage Real Estate Investment Trusts (REITs)
— 0 .21%
9,107
ARMOUR Residential REIT, Inc. ...... 180
Mortgage Real Estate Investment
Trusts (REITs) — 0 .92%
1,212
AFC Gamma, Inc. ................. 15
17,446
Arbor Realty Trust, Inc. ^ ............ 231
7,810
BrightSpire Capital, Inc. ............. 54
5,011
Claros Mortgage Trust, Inc. ........... 49
1,691
Dynex Capital, Inc. ................ 21
8,746
Ellington Financial, Inc. ............. 103
8,332
Granite Point Mortgage Trust, Inc. ...... 40
1,250
Nexpoint Real Estate Finance, Inc. ..... 18
13,981
PennyMac Mortgage Investment Trust ... 205
3,045
Two Harbors Investment Corp. ........ 40
776
Multi-Utilities — 0 .39%
5,156
Black Hills Corp. .................. 282
847
Unitil Corp. ...................... 44
326
Shares Security Description Value
(000)
Common Stocks (continued)
Office REITs — 0 .53%
2,446
COPT Defense Properties ............ $ 59
5,145
Douglas Emmett, Inc. ............... 71
15,245
Easterly Government Properties, Inc. .... 176
4,633
Orion Office REIT, Inc. .............. 16
3,013
Paramount Group, Inc. .............. 14
7,836
Piedmont Office Realty Trust, Inc. , Class - A 55
2,374
Postal Realty Trust, Inc. , Class - A ...... 34
378
SL Green Realty Corp. .............. 21
446
Oil, Gas & Consumable Fuels — 4 .78%
3,497
Antero Resources Corp. (a) ........... 101
2,300
California Resources Corp. ........... 127
6,847
Callon Petroleum Co. (a) ............. 245
88
Chord Energy Corp. ................ 16
5,333
Clean Energy Fuels Corp. (a) .......... 14
8,222
CNX Resources Corp. (a) ............ 195
23,646
Comstock Resources, Inc. ............ 219
2,431
CONSOL Energy, Inc. .............. 204
3,996
Crescent Energy Co. , Class - A ........ 48
5,132
Delek US Holdings, Inc. ............. 158
2,880
DHT Holdings, Inc. ................ 33
6,443
Encore Energy Corp. (a) ............. 28
24,166
Energy Fuels, Inc. (a) ............... 152
6,036
Equitrans Midstream Corp. ........... 75
2,821
Evolution Petroleum Corp. ........... 17
3,921
Excelerate Energy, Inc. .............. 63
2,312
Golar LNG Ltd. ................... 56
2,159
Gulfport Energy Corp. (a) ............ 346
635
International Seaways, Inc. ........... 34
4,980
Kinetik Holdings, Inc. .............. 199
20,751
Kosmos Energy Ltd. (a) .............. 124
268
Matador Resources Co. .............. 18
13,648
Navigator Holdings Ltd. ............. 209
2,578
Nordic American Tankers Ltd. ......... 10
3,747
Ovintiv, Inc. ..................... 194
592
Par Pacific Holdings, Inc. (a) .......... 22
1,094
Peabody Energy Corp. .............. 27
14,968
Permian Resources Corp. ............ 264
2,186
Range Resources Corp. .............. 75
156
REX American Resources Corp. (a) ..... 9
588
Scorpio Tankers, Inc. ............... 42
9,204
SFL Corp. Ltd. .................... 121
9,986
Sitio Royalties Corp. , Class - A ........ 247
419
SM Energy Co. ................... 21
27,296
Southwestern Energy Co. (a) .......... 207
4,793
Uranium Energy Corp. (a) ............ 32
450
Vital Energy, Inc. (a) ................ 24
1,925
World Kinect Corp. ................ 51
4,027

HC CAPITAL TRUST
The Small Capitalization-Mid Capitalization Equity Portfolio
Portfolio of Investments (continued) — March 31, 2024 (Unaudited)
Shares Security Description Value
(000)
Common Stocks (continued)
Paper & Forest Products — 0 .07%
8,004
Glatfelter Corp. (a) ................. $ 16
716
Sylvamo Corp. .................... 44
60
Passenger Airlines — 0 .32%
525
Allegiant Travel Co. ................ 39
8,991
Blade Air Mobility, Inc. (a) ........... 26
11,473 Controladora Vuela Cia de Aviacion SAB de
CV , ADR (a) .................. 85
7,362
Frontier Group Holdings, Inc. (a) ....... 60
5,665
JetBlue Airways Corp. (a) ............ 42
998
Sun Country Airlines Holdings, Inc. (a) ... 15
267
Personal Care Products — 0 .97%
692
BellRing Brands, Inc. (a) ............. 41
3,023
e.l.f. Beauty, Inc. (a) ................ 592
853
Inter Parfums, Inc. ................. 120
704
Medifast, Inc. .................... 27
836
USANA Health Sciences, Inc. (a) ....... 41
821
Pharmaceuticals — 1 .24%
5,164
Amphastar Pharmaceuticals, Inc. (a) ..... 228
2,255
Amylyx Pharmaceuticals, Inc. (a) ....... 6
286
ANI Pharmaceuticals, Inc. (a) ......... 20
2,745
Arvinas, Inc. (a) ................... 113
9,760
Athira Pharma, Inc. (a) .............. 27
876
Axsome Therapeutics, Inc. (a) ......... 70
1,245
Cassava Sciences, Inc. ^ (a) ........... 25
1,709
Collegium Pharmaceutical, Inc. (a) ...... 66
551
Corcept Therapeutics, Inc. (a) ......... 14
1,228
Harrow, Inc. (a) .................... 16
2,106
Intra-Cellular Therapies, Inc. (a) ........ 146
2,523
Pacira BioSciences, Inc. (a) ........... 74
3,964
Pliant Therapeutics, Inc. (a) ........... 59
1,583
Prestige Consumer Healthcare, Inc. (a) ... 115
803
Supernus Pharmaceuticals, Inc. (a) ...... 27
483
Taro Pharmaceutical Industries Ltd. (a) ... 20
2,890
Zevra Therapeutics, Inc. (a) ........... 17
1,043
Professional Services — 2 .23%
9,355
Alight, Inc. , Class - A (a) ............. 92
917
ASGN, Inc. (a) .................... 96
3,150
Asure Software, Inc. (a) .............. 25
703
Barrett Business Services, Inc. ........ 89
62
Booz Allen Hamilton Holding Corp. .... 9
20
CACI International, Inc. , Class - A (a) ... 8
1,815
CBIZ, Inc. (a) ..................... 142
34
Concentrix Corp. .................. 2
Shares Security Description Value
(000)
Common Stocks (continued)
Professional Services (continued)
10,305
Conduent, Inc. (a) .................. $ 35
1,032
CSG Systems International, Inc. ....... 53
2,570
ExlService Holdings, Inc. (a) .......... 82
846
Exponent, Inc. .................... 70
1,713
First Advantage Corp. ............... 28
673
Forrester Research, Inc. (a) ........... 15
621
Heidrick & Struggles International, Inc. .. 21
1,396
HireRight Holdings Corp. (a) .......... 20
217
Huron Consulting Group, Inc. (a) ....... 21
587
ICF International, Inc. .............. 88
3,378
KBR, Inc. ....................... 216
732
Kelly Services, Inc. , Class - A ......... 18
982
Kforce, Inc. ...................... 69
1,998
Korn Ferry ...................... 131
1,668
Legalzoom.com, Inc. (a) ............. 22
979
Maximus, Inc. .................... 82
11,106
Mistras Group, Inc. (a) .............. 106
735
NV5 Global, Inc. (a) ................ 72
6,215
Planet Labs PBC (a) ................ 16
1,018
Science Applications International Corp. . 133
1,863
Sterling Check Corp. (a) ............. 30
1,096
TTEC Holdings, Inc. ............... 11
1,649
Upwork, Inc. (a) ................... 20
2,286
Verra Mobility Corp. (a) ............. 57
1,879
Real Estate Management & Development — 0 .73%
683
BBX Capital, Inc. (a) ................ 6
9,353
Compass, Inc. , Class - A (a) ........... 34
2,627
Cushman & Wakefield PLC (a) ........ 27
2,814
DigitalBridge Group, Inc. ............ 54
14,398
eXp World Holdings, Inc. ............ 149
574
Forestar Group, Inc. (a) .............. 23
19,612
Kennedy-Wilson Holdings, Inc. ........ 169
2,030
Marcus & Millichap, Inc. ............ 69
3,583
Newmark Group, Inc. , Class - A ....... 40
9,774
Opendoor Technologies, Inc. (a) ........ 30
589
The RMR Group, Inc. , Class - A ....... 14
615
Residential REITs — 0 .47%
2,230 Apartment Investment and Management
Co. (a) ...................... 18
1,553
Elme Communities ................. 22
4,659
Independence Realty Trust, Inc. ........ 75
5,404
NexPoint Residential Trust, Inc. ....... 174
3,691
UMH Properties, Inc. ............... 60
3,365
Veris Residential, Inc. ............... 51
400

HC CAPITAL TRUST
The Small Capitalization-Mid Capitalization Equity Portfolio
Portfolio of Investments (continued) — March 31, 2024 (Unaudited)
Shares Security Description Value
(000)
Common Stocks (continued)
Retail REITs — 0 .98%
533
Getty Realty Corp. ................. $ 15
4,895
InvenTrust Properties Corp. .......... 126
3,897
Kite Realty Group Trust ............. 84
2,113
NETSTREIT Corp. ................ 39
1,160
SITE Centers Corp. ................ 17
11,883
Tanger, Inc. ...................... 351
7,560
The Macerich Co. ................. 130
3,762
Urban Edge Properties .............. 65
827
Semiconductors & Semiconductor Equipment — 3 .21%
1,045
ACM Research, Inc. , Class - A (a) ...... 30
485
Alpha & Omega Semiconductor Ltd. (a) .. 11
451
Ambarella, Inc. (a) ................. 23
3,622
Amkor Technology, Inc. ............. 117
55
Cirrus Logic, Inc. (a) ................ 5
742
Cohu, Inc. (a) ..................... 25
1,496
Credo Technology Group Holding Ltd. (a) 32
580
Diodes, Inc. (a) .................... 41
3,557
FormFactor, Inc. (a) ................ 162
2,669
Ichor Holdings Ltd. (a) .............. 103
188
Impinj, Inc. (a) .................... 24
1,589
Kulicke & Soffa Industries, Inc. ........ 80
684
Lattice Semiconductor Corp. (a) ........ 54
8,316 MACOM Technology Solutions Holdings,
Inc. (a) ...................... 794
3,156
Maxeon Solar Technologies Ltd. (a) ..... 11
624
MKS Instruments, Inc. .............. 83
631
Onto Innovation, Inc. (a) ............. 114
2,203
Power Integrations, Inc. ............. 158
2,201
Qorvo, Inc. (a) .................... 252
1,083
Silicon Laboratories, Inc. (a) .......... 156
264
SiTime Corp. (a) ................... 25
799
Synaptics, Inc. (a) .................. 78
2,391
Ultra Clean Holdings, Inc. (a) ......... 110
1,179
Universal Display Corp. ............. 199
661
Veeco Instruments, Inc. (a) ............ 23
2,710
Software — 6 .43%
1,931
ACI Worldwide, Inc. (a) ............. 64
1,294
Agilysys, Inc. (a) .................. 109
416
Alarm.com Holdings, Inc. (a) .......... 30
1,591
Alkami Technology, Inc. (a) ........... 39
829
Altair Engineering, Inc. , Class - A (a) .... 71
3,359
Amplitude, Inc. , Class - A (a) .......... 37
289
Appfolio, Inc. , Class - A (a) ........... 71
3,795
Appian Corp. , Class - A (a) ........... 152
6,689
AvePoint, Inc. (a) .................. 53
211
Blackbaud, Inc. (a) ................. 16
378
BlackLine, Inc. (a) ................. 24
Shares Security Description Value
(000)
Common Stocks (continued)
Software (continued)
1,089
Box, Inc. , Class - A (a) .............. $ 31
308
Braze, Inc. , Class - A (a) ............. 14
1,263
Cerence, Inc. (a) ................... 20
2,611
Clear Secure, Inc. , Class - A .......... 56
574
CommVault Systems, Inc. (a) .......... 58
313
Digimarc Corp. (a) ................. 9
34
Dolby Laboratories, Inc. , Class - A ..... 3
1,569
Envestnet, Inc. (a) .................. 91
2,101
Everbridge, Inc. (a) ................. 73
3,738
EverCommerce, Inc. (a) .............. 35
846
Guidewire Software, Inc. (a) .......... 99
3,676
InterDigital, Inc. .................. 390
2,188
Jamf Holding Corp. (a) .............. 40
5,208
LivePerson, Inc. (a) ................. 5
1,284
LiveRamp Holdings, Inc. (a) .......... 44
3,930
Marathon Digital Holdings, Inc. (a) ..... 89
6,497
Matterport, Inc. (a) ................. 15
2,965
MeridianLink, Inc. (a) ............... 55
722
MicroStrategy, Inc. (a) ............... 1,230
16,199
N-able, Inc. (a) .................... 212
55,831
NextNav, Inc. (a) ................... 367
3,606
Olo, Inc. , Class - A (a) ............... 20
1,896
PagerDuty, Inc. (a) ................. 43
647
PowerSchool Holdings, Inc. (a) ........ 14
939
Progress Software Corp. ............. 50
5,413
PROS Holdings, Inc. (a) ............. 197
868
PTC, Inc. (a) ...................... 164
680
Qualys, Inc. (a) .................... 113
892
Rapid7, Inc. (a) .................... 44
6,275
Rimini Street, Inc. (a) ............... 20
11,757
Riot Platforms, Inc. (a) .............. 144
3,998
Sapiens International Corp. N.V. ....... 129
537
Sprout Social, Inc. , Class - A (a) ........ 32
831
SPS Commerce, Inc. (a) .............. 154
908
Tenable Holdings, Inc. (a) ............ 45
408
Varonis Systems, Inc. (a) ............. 19
10,098
Veritone, Inc. ^ (a) .................. 53
18,867
Weave Communications, Inc. (a) ....... 217
1,438
Workiva, Inc. (a) ................... 122
21,286
Zeta Global Holdings Corp. , Class - A (a) . 233
5,415
Specialized REITs — 0 .64%
3,782
Farmland Partners, Inc. .............. 42
7,180
Four Corners Property Trust, Inc. ....... 175
1,574
National Storage Affiliates Trust ....... 62
6,761
Outfront Media, Inc. ................ 114
1,185
PotlatchDeltic Corp. ................ 56
4,581
Safehold, Inc. .................... 94
543

HC CAPITAL TRUST
The Small Capitalization-Mid Capitalization Equity Portfolio
Portfolio of Investments (continued) — March 31, 2024 (Unaudited)
Shares Security Description Value
(000)
Common Stocks (continued)
Specialty Retail — 2 .60%
670
Academy Sports & Outdoors, Inc. ...... $ 45
1,447
American Eagle Outfitters, Inc. ........ 37
520
Asbury Automotive Group, Inc. (a) ...... 123
3,328
Boot Barn Holdings, Inc. (a) .......... 317
790
Camping World Holdings, Inc. , Class - A . 22
1,936
Carvana Co. (a) .................... 170
3,803
Destination XL Group, Inc. (a) ......... 14
1,779
Floor & Decor Holdings, Inc. , Class - A (a) 231
1,555
Foot Locker, Inc. .................. 44
1,806
Genesco, Inc. (a) ................... 51
72
Group 1 Automotive, Inc. ............ 21
1,362
Guess?, Inc. ...................... 43
3,762
Leslie's, Inc. (a) ................... 24
334
Lithia Motors, Inc. ................. 100
1,397
Monro, Inc. ...................... 44
324
Murphy USA, Inc. ................. 136
1,682
National Vision Holdings, Inc. (a) ....... 37
53
Penske Automotive Group, Inc. ........ 9
2,653
PetMed Express, Inc. ............... 13
3,973
Revolve Group, Inc. (a) .............. 84
231
RH (a) .......................... 80
4,455
RumbleON, Inc. , Class - B (a) ......... 29
1,809
Sally Beauty Holdings, Inc. (a) ......... 22
708
Shoe Carnival, Inc. ................. 26
158
Signet Jewelers Ltd. ................ 16
10,880
Sportsman's Warehouse Holdings, Inc. (a) . 34
468
The Aaron's Co., Inc. ............... 4
389
The Buckle, Inc. ................... 16
3,447
The Cato Corp. , Class - A ............ 20
1,585
The ODP Corp. (a) ................. 84
7,108
ThredUp, Inc. , Class - A (a) ........... 14
10,683
Tile Shop Holdings, Inc. (a) ........... 75
5,911
Upbound Group, Inc. ............... 208
2,193
Technology Hardware, Storage & Peripherals — 1 .82%
7,143
Corsair Gaming, Inc. (a) ............. 88
9,994
Intevac, Inc. (a) .................... 38
1,429
IonQ, Inc. ^ (a) .................... 14
1,176
Super Micro Computer, Inc. (a) ........ 1,189
10,627
Turtle Beach Corp. (a) ............... 183
1,170
Xerox Holdings Corp. .............. 21
1,533
Textiles, Apparel & Luxury Goods — 0 .47%
47
Columbia Sportswear Co. ............ 4
1,065
Crocs, Inc. (a) ..................... 153
2,258
Figs, Inc. , Class - A (a) .............. 11
792
G-III Apparel Group Ltd. (a) .......... 23
2,897
Kontoor Brands, Inc. ............... 175
153
Oxford Industries, Inc. .............. 17
Shares Security Description Value
(000)
Common Stocks (continued)
Textiles, Apparel & Luxury Goods (continued)
412
Steven Madden Ltd. ................ $ 17
400
Tobacco — 0 .03%
2,563
Vector Group Ltd. ................. 28
Trading Companies & Distributors — 1 .73%
157
Applied Industrial Technologies, Inc. .... 31
5,077
Beacon Roofing Supply, Inc. (a) ........ 498
186
BlueLinx Holdings, Inc. (a) ........... 24
563
Boise Cascade Co. ................. 86
200
DXP Enterprises, Inc. (a) ............. 11
192
GMS, Inc. (a) ..................... 19
1,021
Herc Holdings, Inc. ................ 172
749
McGrath RentCorp ................. 92
22,107
MRC Global, Inc. (a) ................ 278
2,367
Rush Enterprises, Inc. , Class - A ....... 127
548
SiteOne Landscape Supply, Inc. (a) ...... 96
166
WESCO International, Inc. ........... 28
1,462
Water Utilities — 0 .33%
208
American States Water Co. ........... 15
437
Artesian Resources Corp. , Class - A ..... 16
4,921
Cadiz, Inc. (a) ..................... 14
1,134
California Water Service Group ........ 53
602
Global Water Resources, Inc. ......... 8
3,328
Middlesex Water Co. ............... 175
281
Wireless Telecommunication Services — 0 .13%
6,927
Telephone and Data Systems, Inc. ...... 111
Total Common Stocks .............. 83,555
Contingent Rights — 0 .06%
Health Care Equipment & Supplies — 0 .00%
56
ABIOMED, Inc. CVR , 01/02/26 (a) ..... –
Health Care Providers & Services — 0 .00%
15,971 Paratek Pharmaceuticals, Inc. CVR ,
01/01/26 (a) .................. 1
5,589
Xeris BioPharma Hold CVR , 10/06/49 (a) . 1
2
Metals & Mining — 0 .06%
108,208 Pan American Silver Corp. CVR ,
12/31/49 (a) .................. 49
Total Contingent Rights ............ 51

HC CAPITAL TRUST
The Small Capitalization-Mid Capitalization Equity Portfolio
Portfolio of Investments (concluded) — March 31, 2024 (Unaudited)
As of March 31, 2024 , 100% of the Portfolio’s net assets were managed by
Parametric Portfolio Associates, LLC.
Shares Security Description Value
(000)
Investment Companies — 1 .52%
Money Market Funds — 1 .52%
628,442 Federated Hermes Treasury Obligations
Fund, Institutional Shares , 5 .17% ^^ (b) $ 628
657,455 State Street Institutional Treasury Plus
Money Market Fund, Trust Class ,
5 .20% (b) .................... 658
Total Investment Companies ......... 1,286
Total Investments (cost $ 40,732 ) —
100 .67% .................... 84,892
Liabilities in excess of other assets —
( 0 .67 ) % .................... (561)
Net Assets - 100.00% $ 84,331
Amounts designated as "—" are $0 or have been rounded to $0.
^ All or part of this security was on loan as of March 31, 2024.
^^ Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2024.
(a) Represents non-income producing security.
(b) Annualized 7-day yield as of period-end.
ADR—American Depositary Receipt
REIT—Real Estate Investment Trust

HC CAPITAL TRUST
The ESG Growth Portfolio
Portfolio of Investments — March 31, 2024 (Unaudited)
43
Shares Security Description
Value
(000)
Common Stocks — 99.17%
Australia — 1.92%
693
Ampol Ltd. (Oil, Gas & Consumable Fuels) $ 18
8,826
ANZ Group Holdings Ltd. (Banks) ..... 169
2,941
APA Group (Gas Utilities) ........... 16
1,807 Aristocrat Leisure Ltd. (Hotels, Restaurants
& Leisure) ................... 51
485
ASX Ltd. (Capital Markets) .......... 21
452
Atlassian Corp., Class - A (Software)(a) .. 88
4,501 Aurizon Holdings Ltd. (Ground
Transportation) ............... 12
15,056
BHP Group Ltd. (Metals & Mining) ..... 433
1,230
BlueScope Steel Ltd. (Metals & Mining) . 19
4,202 Brambles Ltd. (Commercial Services &
Supplies) .................... 44
1,178 CAR Group Ltd. (Interactive Media &
Services) .................... 28
201 Cochlear Ltd. (Health Care Equipment &
Supplies) .................... 44
4,121 Coles Group Ltd. (Consumer Staples
Distribution & Retail) ........... 45
4,875
Commonwealth Bank of Australia (Banks) 382
1,781
Computershare Ltd. (Professional Services) 30
1,437
CSL Ltd. (Biotechnology) ............ 270
2,615
Dexus (Office REITs) ............... 13
504 EBOS Group Ltd. (Health Care Providers &
Services) .................... 10
4,675 Endeavour Group Ltd. (Consumer Staples
Distribution & Retail) ........... 17
5,009
Fortescue Ltd. (Metals & Mining) ...... 84
5,131
Goodman Group (Industrial REITs) ..... 113
805 IDP Education Ltd. (Diversified Consumer
Services) .................... 9
7,323
Insurance Australia Group Ltd. (Insurance) 31
1,092
Macquarie Group Ltd. (Capital Markets) . 142
7,667
Medibank Pvt. Ltd. (Insurance) ........ 19
567
Mineral Resources Ltd. (Metals & Mining) 26
9,646
Mirvac Group (Diversified REITs) ...... 15
9,220
National Australia Bank Ltd. (Banks) .... 208
3,549 Northern Star Resources Ltd. (Metals &
Mining) ..................... 33
1,407
Orica Ltd. (Chemicals) .............. 17
5,227
Origin Energy Ltd. (Electric Utilities) ... 31
7,966
Pilbara Minerals Ltd. (Metals & Mining) . 20
2,446
Qantas Airways Ltd. (Passenger Airlines)(a) 9
4,431
QBE Insurance Group Ltd. (Insurance) .. 52
582 Ramsay Health Care Ltd. (Health Care
Providers & Services) ........... 21
172 REA Group Ltd. (Interactive Media &
Services) .................... 21
687 Reece Ltd. (Trading Companies &
Distributors) ................. 13
1,111
Rio Tinto Ltd. (Metals & Mining) ...... 88
9,869 Santos Ltd. (Oil, Gas & Consumable Fuels)
(b) ........................ 50
8,765
Scentre Group (Retail REITs) ......... 19
923
SEEK Ltd. (Interactive Media & Services) 15
Shares Security Description
Value
(000)
Common Stocks (continued)
Australia (continued)
584 Seven Group Holdings Ltd. (Trading
Companies & Distributors) ....... $ 16
1,187 Sonic Healthcare Ltd. (Health Care
Providers & Services) ........... 23
14,614
South32 Ltd. (Metals & Mining) ....... 29
7,299
Stockland (Diversified REITs) ......... 23
3,312
Suncorp Group Ltd. (Insurance) ....... 35
13,370 Telstra Group Ltd. (Diversified
Telecommunication Services) ..... 34
5,218
The GPT Group (Diversified REITs) .... 16
7,602 The Lottery Corp. Ltd. (Hotels, Restaurants
& Leisure) ................... 26
9,510 Transurban Group (Transportation
Infrastructure) ................ 83
2,004
Treasury Wine Estates Ltd. (Beverages) .. 16
8,881
Vicinity Ltd. (Retail REITs)(b) ........ 12
760 Washington H Soul Pattinson & Co. Ltd.
(Financial Services) ............ 17
3,447
Wesfarmers Ltd. (Broadline Retail) ..... 154
10,302
Westpac Banking Corp. (Banks) ....... 175
500
WiseTech Global Ltd. (Software) ....... 31
5,565 Woodside Energy Group Ltd. (Oil, Gas &
Consumable Fuels) ............. 111
3,627 Woolworths Group Ltd. (Consumer Staples
Distribution & Retail) ........... 78
3,625
Austria — 0.05%
1,031
Erste Group Bank AG (Banks)(b) ...... 46
383
OMV AG (Oil, Gas & Consumable Fuels) 18
241
Verbund AG (Electric Utilities) ........ 18
246
voestalpine AG (Metals & Mining) ..... 7
89
Belgium — 0.20%
444
Ageas SA/N.V. (Insurance) ........... 21
2,573 Anheuser-Busch InBev SA/N.V.
(Beverages) .................. 156
58
D'ieteren Group (Distributors) ......... 13
67
Elia Group SA/N.V. (Electric Utilities)(b) 7
293 Groupe Bruxelles Lambert N.V. (Financial
Services) .................... 22
752
KBC Group N.V. (Banks) ............ 56
1
Lotus Bakeries N.V. (Food Products)(b) .. 10
31
Sofina SA (Financial Services) ........ 7
206
Syensqo SA (Chemicals)(a) ........... 20
384
UCB SA (Pharmaceuticals) ........... 47
491
Umicore SA (Chemicals)(b) .......... 11
508 Warehouses De Pauw CVA (Industrial
REITs) ..................... 14
384
Bermuda — 0.08%
1,078
Arch Capital Group Ltd. (Insurance)(a) .. 100

HC CAPITAL TRUST
The ESG Growth Portfolio
Portfolio of Investments (continued) — March 31, 2024 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Bermuda (continued)
126
Everest Group Ltd. (Insurance) ........ $ 50
150
Canada — 3.22%
1,481
Agnico Eagle Mines Ltd. (Metals & Mining) 88
400
Air Canada (Passenger Airlines)(a)(b) ... 6
2,212 Alimentation Couche-Tard, Inc. (Consumer
Staples Distribution & Retail) ..... 126
800
AltaGas Ltd. (Gas Utilities) ........... 18
1,804 ARC Resources Ltd. (Oil, Gas &
Consumable Fuels) ............. 32
2,102
Bank of Montreal (Banks) ............ 205
5,246
Barrick Gold Corp. (Metals & Mining) .. 87
200 BCE, Inc. (Diversified Telecommunication
Services) .................... 7
1,043 Brookfield Asset Management Ltd., Class -
A (Capital Markets) ............ 44
4,169
Brookfield Corp. (Capital Markets) ..... 174
92
BRP, Inc. (Leisure Products) .......... 6
786
CAE, Inc. (Aerospace & Defense)(a) .... 16
1,280 Cameco Corp. (Oil, Gas & Consumable
Fuels) ...................... 55
200 Canadian Apartment Properties REIT
(Residential REITs)(b) .......... 7
2,659 Canadian Imperial Bank of Commerce
(Banks) ..................... 135
1,506 Canadian National Railway Co. (Ground
Transportation) ............... 198
3,081 Canadian Natural Resources Ltd. (Oil, Gas
& Consumable Fuels) ........... 235
2,726 Canadian Pacific Kansas City Ltd. (Ground
Transportation) ............... 240
143 Canadian Tire Corp. Ltd., Class - A
(Broadline Retail) ............. 14
300 Canadian Utilities Ltd., Class - A (Multi-
Utilities) .................... 7
471 CCL Industries, Inc., Class - B (Containers
& Packaging)(b) .............. 24
4,230 Cenovus Energy, Inc. (Oil, Gas &
Consumable Fuels) ............. 85
624
CGI, Inc. (IT Services)(a) ............ 69
60
Constellation Software, Inc. (Software) .. 164
844
Dollarama, Inc. (Broadline Retail) ...... 64
1,216 Element Fleet Management Corp.
(Commercial Services & Supplies)(b) 20
868
Emera, Inc. (Electric Utilities) ......... 31
400 Empire Co. Ltd., Class - A (Consumer
Staples Distribution & Retail) ..... 10
6,336 Enbridge, Inc. (Oil, Gas & Consumable
Fuels) ...................... 229
62
Fairfax Financial Holdings Ltd. (Insurance) 67
2,644 First Quantum Minerals Ltd. (Metals &
Mining) ..................... 28
100 FirstService Corp. (Real Estate Management
& Development) .............. 17
1,451
Fortis, Inc. (Electric Utilities) ......... 57
Shares Security Description
Value
(000)
Common Stocks (continued)
Canada (continued)
599
Franco-Nevada Corp. (Metals & Mining) . $ 71
195 George Weston Ltd. (Consumer Staples
Distribution & Retail) ........... 26
500 Gildan Activewear, Inc. (Textiles, Apparel &
Luxury Goods) ............... 19
817
Great-West Lifeco, Inc. (Insurance) ..... 26
1,006
Hydro One Ltd. (Electric Utilities)(b) .... 29
300
iA Financial Corp., Inc. (Insurance) ..... 19
200
IGM Financial, Inc. (Capital Markets) ... 5
622 Imperial Oil Ltd. (Oil, Gas & Consumable
Fuels) ...................... 43
528
Intact Financial Corp. (Insurance)(b) .... 86
1,879
Ivanhoe Mines Ltd. (Metals & Mining)(a) 22
600 Keyera Corp. (Oil, Gas & Consumable
Fuels) ...................... 15
3,094
Kinross Gold Corp. (Metals & Mining) .. 19
474 Loblaw Cos. Ltd. (Consumer Staples
Distribution & Retail) ........... 53
339 Lululemon Athletica, Inc. (Textiles, Apparel
& Luxury Goods)(a) ............ 132
2,272
Lundin Mining Corp. (Metals & Mining)(b) 23
821 Magna International, Inc. (Automobile
Components) ................. 45
5,479
Manulife Financial Corp. (Insurance) .... 137
825 MEG Energy Corp. (Oil, Gas & Consumable
Fuels)(a)(b) .................. 19
713 Metro, Inc. (Consumer Staples Distribution
& Retail) .................... 38
972
National Bank of Canada (Banks) ...... 82
858 Northland Power, Inc. (Independent Power
and Renewable Electricity Producers) 14
1,476
Nutrien Ltd. (Chemicals) ............ 80
200
Onex Corp. (Capital Markets) ......... 15
804
Open Text Corp. (Software)(b) ........ 31
990 Pan American Silver Corp. (Metals &
Mining) ..................... 15
400 Parkland Corp. (Oil, Gas & Consumable
Fuels)(b) .................... 13
1,668 Pembina Pipeline Corp. (Oil, Gas &
Consumable Fuels) ............. 59
1,727
Power Corp. of Canada (Insurance) ..... 48
500 Quebecor, Inc., Class - B (Diversified
Telecommunication Services) ..... 11
877 Restaurant Brands International, Inc.
(Hotels, Restaurants & Leisure) .... 70
300 RioCan Real Estate Investment Trust (Retail
REITs)(b) ................... 4
1,078 Rogers Communications, Inc., Class - B
(Wireless Telecommunication
Services) .................... 44
4,245
Royal Bank of Canada (Banks) ........ 429
691
Saputo, Inc. (Food Products)(b) ........ 14
3,655
Shopify, Inc., Class - A (IT Services)(a) .. 283
339
Stantec, Inc. (Construction & Engineering) 28
1,726
Sun Life Financial, Inc. (Insurance) ..... 94

HC CAPITAL TRUST
The ESG Growth Portfolio
Portfolio of Investments (continued) — March 31, 2024 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Canada (continued)
3,924 Suncor Energy, Inc. (Oil, Gas &
Consumable Fuels) ............. $ 145
3,016 TC Energy Corp. (Oil, Gas & Consumable
Fuels) ...................... 121
1,352 Teck Resources Ltd., Class - B (Metals &
Mining) ..................... 62
1,570 TELUS Corp. (Diversified
Telecommunication Services) ..... 25
250 TFI International, Inc. (Ground
Transportation) ............... 40
3,581
The Bank of Nova Scotia (Banks) ...... 185
271 The Descartes Systems Group, Inc.
(Software)(a) ................. 25
5,142
The Toronto-Dominion Bank (Banks) ... 311
489 Thomson Reuters Corp. (Professional
Services) .................... 76
836
TMX Group Ltd. (Capital Markets) ..... 22
200 Toromont Industries Ltd. (Trading
Companies & Distributors) ....... 19
945 Tourmaline Oil Corp. (Oil, Gas &
Consumable Fuels) ............. 44
738 Waste Connections, Inc. (Commercial
Services & Supplies) ........... 127
136 West Fraser Timber Co. Ltd. (Paper &
Forest Products) ............... 12
1,343 Wheaton Precious Metals Corp. (Metals &
Mining) ..................... 63
367 WSP Global, Inc. (Construction &
Engineering) ................. 61
6,064
Chile — 0.02%
1,322
Antofagasta PLC (Metals & Mining) .... 34
Denmark — 0.96%
8 A.P. Moller - Maersk A/S, Class - A (Marine
Transportation) ............... 10
16 A.P. Moller - Maersk A/S, Class - B (Marine
Transportation) ............... 21
296
Carlsberg A/S, Class - B (Beverages) .... 40
304 Coloplast A/S, Class - B (Health Care
Equipment & Supplies) ......... 41
2,041
Danske Bank A/S (Banks) ............ 61
292 Demant A/S (Health Care Equipment &
Supplies)(a) .................. 14
551
DSV A/S (Air Freight & Logistics) ..... 89
193
Genmab A/S (Biotechnology)(a)(b) ..... 58
9,685 Novo Nordisk A/S, Class - B
(Pharmaceuticals) ............. 1,234
1,088
Novonesis, B shares (Chemicals) ....... 64
568
Orsted A/S (Electric Utilities)(a)(b) ..... 32
245 Pandora A/S (Textiles, Apparel & Luxury
Goods) ..................... 40
18 ROCKWOOL A/S, Class - B (Building
Products) .................... 6
861
Tryg A/S (Insurance)(b) ............. 18
Shares Security Description
Value
(000)
Common Stocks (continued)
Denmark (continued)
2,997 Vestas Wind Systems A/S (Electrical
Equipment)(a) ................ $ 84
1,812
Finland — 0.26%
360 Elisa Oyj (Diversified Telecommunication
Services) .................... 16
1,491
Fortum Oyj (Electric Utilities) ......... 18
684 Kesko Oyj, Class - B (Consumer Staples
Distribution & Retail) ........... 13
1,007
Kone Oyj, Class - B (Machinery) ....... 47
2,057
Metso Oyj (Machinery)(b) ........... 24
1,268
Neste Oyj (Oil, Gas & Consumable Fuels) 34
16,330
Nokia Oyj (Communications Equipment) . 58
9,180
Nordea Bank Abp (Banks) ........... 104
480
Orion Oyj, Class - B (Pharmaceuticals) .. 18
1,387
Sampo Oyj, A Shares (Insurance) ...... 59
2,063 Stora Enso Oyj, Registered Shares (Paper &
Forest Products) ............... 29
1,655 UPM-Kymmene Oyj (Paper & Forest
Products) .................... 55
1,231
Wartsila Oyj Abp (Machinery) ......... 19
494
France — 3.10%
575
Accor SA (Hotels, Restaurants & Leisure) 27
91 Aeroports de Paris SA (Transportation
Infrastructure) ................ 12
1,537
Air Liquide SA (Chemicals) .......... 320
1,742
Airbus SE (Aerospace & Defense) ...... 321
834
Alstom SA (Machinery) ............. 13
152
Amundi SA (Capital Markets) ......... 10
151
Arkema SA (Chemicals) ............. 16
5,105
AXA SA (Insurance) ............... 192
104 BioMerieux (Health Care Equipment &
Supplies) .................... 11
3,103
BNP Paribas SA (Banks) ............. 220
1,613
Bollore SE (Entertainment) ........... 11
566
Bouygues SA (Construction & Engineering) 23
910 Bureau Veritas SA (Professional Services)
(b) ........................ 28
472
Capgemini SE (IT Services) .......... 109
1,803 Carrefour SA (Consumer Staples
Distribution & Retail)(b) ........ 31
1,382
Cie de Saint-Gobain SA (Building Products) 107
2,057 Cie Generale des Etablissements Michelin
SCA (Automobile Components) ... 79
124
Covivio SA (Office REITs) ........... 6
3,044
Credit Agricole SA (Banks) ........... 45
1,918
Danone SA (Food Products) .......... 124
1,989
Dassault Systemes SE (Software) ...... 88
755
Edenred SE (Financial Services) ....... 40
195
Eiffage SA (Construction & Engineering)(b) 22
5,423
Engie SA (Multi-Utilities) ............ 91

HC CAPITAL TRUST
The ESG Growth Portfolio
Portfolio of Investments (continued) — March 31, 2024 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
France (continued)
827 EssilorLuxottica SA (Health Care
Equipment & Supplies) ......... $ 187
133
Eurazeo SE (Financial Services) ....... 12
116
Gecina SA (Office REITs)(b) .......... 12
1,232
Getlink SE (Transportation Infrastructure) 21
88 Hermes International SCA (Textiles, Apparel
& Luxury Goods) .............. 225
127
Ipsen SA (Pharmaceuticals) ........... 15
225 Kering SA (Textiles, Apparel & Luxury
Goods) ..................... 89
568
Klepierre SA (Retail REITs) .......... 15
256 La Francaise des Jeux SAEM (Hotels,
Restaurants & Leisure) .......... 10
787
Legrand SA (Electrical Equipment) ..... 83
718
L'Oreal SA (Personal Care Products) .... 340
819 LVMH Moet Hennessy Louis Vuitton SE
(Textiles, Apparel & Luxury Goods) 737
5,633 Orange SA (Diversified Telecommunication
Services)(b) .................. 66
603
Pernod Ricard SA (Beverages) ........ 98
689
Publicis Groupe SA (Media) .......... 75
49
Remy Cointreau SA (Beverages) ....... 5
593
Renault SA (Automobiles) ........... 30
734 Rexel SA (Trading Companies &
Distributors) ................. 20
1,017
Safran SA (Aerospace & Defense) ...... 230
3,374
Sanofi SA (Pharmaceuticals) .......... 331
88 Sartorius Stedim Biotech (Life Sciences
Tools & Services)(a) ............ 25
1,606 Schneider Electric SE (Electrical
Equipment)(b) ................ 363
55
SEB SA (Household Durables)(b) ...... 7
2,177
Societe Generale SA (Banks) ......... 58
270
Sodexo SA (Hotels, Restaurants & Leisure) 23
209
Teleperformance SE (Professional Services) 20
241
Thales SA (Aerospace & Defense) ...... 41
6,468 TotalEnergies SE (Oil, Gas & Consumable
Fuels) ...................... 443
305 Unibail-Rodamco-Westfield (Retail REITs)
(a) ........................ 25
2,067
Veolia Environnement SA (Multi-Utilities) 67
1,515
Vinci SA (Construction & Engineering) .. 194
2,075
Vivendi SE (Media) ................ 23
762
Worldline SA (Financial Services)(a) .... 9
5,845
Germany — 2.24%
482 adidas AG (Textiles, Apparel & Luxury
Goods) ..................... 108
1,155
Allianz SE, Registered Shares (Insurance) 346
2,663
BASF SE (Chemicals) .............. 152
2,887 Bayer AG, Registered Shares
(Pharmaceuticals) ............. 89
992 Bayerische Motoren Werke AG
(Automobiles) ................ 114
Shares Security Description
Value
(000)
Common Stocks (continued)
Germany (continued)
121 Bayerische Motoren Werke AG, Preference
Shares (Automobiles) ........... $ 13
275
Bechtle AG (IT Services) ............ 15
306
Beiersdorf AG (Personal Care Products) .. 45
414 Brenntag SE (Trading Companies &
Distributors) ................. 35
99 Carl Zeiss Meditec AG, Class - BR (Health
Care Equipment & Supplies) ...... 12
3,162
Commerzbank AG (Banks) ........... 43
363
Continental AG (Automobile Components) 26
585
Covestro AG (Chemicals)(a) .......... 32
1,595
Daimler Truck Holding AG (Machinery) . 81
541 Delivery Hero SE (Hotels, Restaurants &
Leisure)(a) .................. 15
5,823 Deutsche Bank AG, Registered Shares
(Capital Markets) .............. 92
559
Deutsche Boerse AG (Capital Markets) .. 114
2,156 Deutsche Lufthansa AG, Registered Shares
(Passenger Airlines)(a)(b) ........ 17
2,987
Deutsche Post AG (Air Freight & Logistics) 129
9,683 Deutsche Telekom AG (Diversified
Telecommunication Services)(b) ... 235
340 Dr. Ing. h.c. F. Porsche AG, Preference
Shares (Automobiles) ........... 34
6,704
E.ON SE (Multi-Utilities) ............ 93
515
Evonik Industries AG (Chemicals) ...... 10
614 Fresenius Medical Care AG (Health Care
Providers & Services) ........... 24
1,272 Fresenius SE & Co. KGaA (Health Care
Providers & Services) ........... 34
419
GEA Group AG (Machinery) ......... 18
179
Hannover Rueck SE (Insurance) ....... 49
299 Heidelberg Materials AG (Construction
Materials) ................... 33
263 Henkel AG & Co. KGaA (Household
Products) .................... 19
564 Henkel AG & Co. KGaA, Preference Shares
(Household Products) ........... 45
3,852 Infineon Technologies AG (Semiconductors
& Semiconductor Equipment)(b) ... 131
186
Knorr-Bremse AG (Machinery) ........ 14
193 LEG Immobilien SE (Real Estate
Management & Development)(a) ... 17
2,259
Mercedes-Benz Group AG (Automobiles) 180
384
Merck KGaA (Pharmaceuticals) ....... 68
166 MTU Aero Engines AG (Aerospace &
Defense) .................... 42
408 Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen,
Registered Shares (Insurance) ..... 199
174
Nemetschek SE (Software) ........... 17
330 Puma SE (Textiles, Apparel & Luxury
Goods)(b) ................... 15
20
Rational AG (Machinery) ............ 17
129
Rheinmetall AG (Aerospace & Defense) . 72

HC CAPITAL TRUST
The ESG Growth Portfolio
Portfolio of Investments (continued) — March 31, 2024 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Germany (continued)
1,905 RWE AG (Independent Power and
Renewable Electricity Producers) .. $ 65
3,110
SAP SE (Software) ................. 605
80 Sartorius AG, Preference Shares (Life
Sciences Tools & Services)(b) ..... 32
221
Scout24 SE (Interactive Media & Services) 17
2,259 Siemens AG, Registered Shares (Industrial
Conglomerates) ............... 431
1,573 Siemens Energy AG (Electrical Equipment)
(a)(b) ...................... 29
848 Siemens Healthineers AG (Health Care
Equipment & Supplies)(a) ....... 52
408
Symrise AG (Chemicals)(b) .......... 49
195
Talanx AG (Insurance) .............. 15
2,200 Vonovia SE (Real Estate Management &
Development) ................ 65
708
Zalando SE (Specialty Retail)(a) ....... 20
4,224
Hong Kong — 0.50%
34,200
AIA Group Ltd. (Insurance) .......... 231
11,500
BOC Hong Kong Holdings Ltd. (Banks) . 31
6,500 CK Asset Holdings Ltd. (Real Estate
Management & Development) ..... 27
8,500 CK Hutchison Holdings Ltd. (Industrial
Conglomerates) ............... 41
1,500 CK Infrastructure Holdings Ltd. (Electric
Utilities) .................... 9
5,000
CLP Holdings Ltd. (Electric Utilities) ... 40
4,200 ESR Group Ltd. (Real Estate Management
& Development) .............. 4
229 Futu Holdings Ltd., ADR (Capital Markets)
(a) ........................ 12
7,000 Galaxy Entertainment Group Ltd. (Hotels,
Restaurants & Leisure) .......... 35
5,000 Hang Lung Properties Ltd. (Real Estate
Management & Development) ..... 5
2,000
Hang Seng Bank Ltd. (Banks) ......... 22
4,000 Henderson Land Development Co.
Ltd. (Real Estate Management &
Development) ................ 11
11,000 HKT Trust & HKT Ltd. (Diversified
Telecommunication Services)(b) ... 13
35,665 Hong Kong & China Gas Co. Ltd. (Gas
Utilities) .................... 27
3,549 Hong Kong Exchanges & Clearing Ltd.
(Capital Markets) .............. 103
3,800 Hongkong Land Holdings Ltd. (Real Estate
Management & Development) ..... 12
8,111
Link REIT (Retail REITs) ............ 35
4,000
MTR Corp. Ltd. (Ground Transportation) . 13
3,500 Power Assets Holdings Ltd. (Electric
Utilities) .................... 20
8,158
Prudential PLC (Insurance) ........... 76
8,518 Sino Land Co. Ltd. (Real Estate
Management & Development) ..... 9
Shares Security Description
Value
(000)
Common Stocks (continued)
Hong Kong (continued)
4,500 Sun Hung Kai Properties Ltd. (Real Estate
Management & Development) ..... $ 43
500 Swire Pacific Ltd., Class - A (Real Estate
Management & Development) ..... 4
3,000 Swire Properties Ltd. (Real Estate
Management & Development) ..... 6
4,000
Techtronic Industries Co. Ltd. (Machinery) 54
3,000 The Wharf Holdings Ltd. (Real Estate
Management & Development) ..... 10
31,450
WH Group Ltd. (Food Products) ....... 21
6,000 Wharf Real Estate Investment Co. Ltd. (Real
Estate Management & Development) 20
934
Ireland (Republic of) — 1.11%
1,820
Accenture PLC, Class - A (IT Services) .. 630
248 AerCap Holdings N.V. (Trading Companies
& Distributors)(a) ............. 22
322 AerCap Holdings N.V. (Trading Companies
& Distributors)(a) ............. 28
4,074
AIB Group PLC (Banks) ............ 21
234
Allegion PLC (Building Products) ...... 32
805
Aptiv PLC (Automobile Components)(a) . 64
3,225
Bank of Ireland Group PLC (Banks) .... 33
2,077
CRH PLC (Construction Materials) ..... 179
276
DCC PLC (Industrial Conglomerates)(b) . 20
2,704
Experian PLC (Professional Services) ... 118
520 Flutter Entertainment PLC (Hotels,
Restaurants & Leisure)(a)(b) ...... 102
1,311 James Hardie Industries PLC (Construction
Materials)(a) ................. 53
2,015 Johnson Controls International PLC
(Building Products) ............ 132
487 Kerry Group PLC, Class - A (Food
Products)(b) ................. 42
465
Kingspan Group PLC (Building Products) 42
3,948 Medtronic PLC (Health Care Equipment &
Supplies) .................... 343
840 Smurfit Kappa Group PLC (Containers &
Packaging)(b) ................ 38
669 Trane Technologies PLC (Building
Products) .................... 201
2,100
Israel — 0.20%
101 Azrieli Group Ltd. (Real Estate Management
& Development) .............. 7
3,649
Bank Hapoalim BM (Banks) .......... 34
4,740
Bank Leumi Le-Israel BM (Banks) ..... 39
288 Check Point Software Technologies Ltd.
(Software)(a) ................. 47
125
CyberArk Software Ltd. (Software)(a) ... 33
84
Elbit Systems Ltd. (Aerospace & Defense) 18
286
Global-e Online Ltd. (Broadline Retail)(a) 10
2,505
ICL Group Ltd. (Chemicals) .......... 13

HC CAPITAL TRUST
The ESG Growth Portfolio
Portfolio of Investments (continued) — March 31, 2024 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Israel (continued)
1
Isracard Ltd. (Consumer Finance) ...... $ —
4,694
Israel Discount Bank Ltd., Class - A (Banks) 24
444
Mizrahi Tefahot Bank Ltd. (Banks) ..... 17
89
Monday.com Ltd. (Software)(a) ........ 20
181
Nice Ltd. (Software)(a) .............. 47
3,391 Teva Pharmaceutical Industries Ltd., ADR
(Pharmaceuticals)(a) ........... 49
136
Wix.com Ltd. (IT Services)(a) ......... 19
377
Italy — 0.63%
466 Amplifon SpA (Health Care Providers &
Services) .................... 17
2,886
Assicurazioni Generali SpA (Insurance) .. 73
3,238
Banco BPM SpA (Banks) ............ 22
1,427 Davide Campari-Milano N.V., Class - M
(Beverages)(b) ................ 14
54 DiaSorin SpA (Health Care Equipment &
Supplies) .................... 5
23,895
Enel SpA (Electric Utilities)(b) ........ 158
6,796
Eni SpA (Oil, Gas & Consumable Fuels) . 107
386
Ferrari N.V. (Automobiles) ........... 168
1,831
FinecoBank Banca Fineco SpA (Banks) .. 27
1,050 Infrastrutture Wireless Italiane SpA
(Diversified Telecommunication
Services)(b) .................. 12
42,685
Intesa Sanpaolo SpA (Banks)(b) ....... 155
1,167
Leonardo SpA (Aerospace & Defense) ... 29
1,412 Mediobanca Banca di Credito Finanziario
SpA (Banks) ................. 21
614 Moncler SpA (Textiles, Apparel & Luxury
Goods) ..................... 46
2,061
Nexi SpA (Financial Services)(a) ....... 13
1,363
Poste Italiane SpA (Insurance) ......... 17
880
Prysmian SpA (Electrical Equipment) ... 46
257 Recordati Industria Chimica e Farmaceutica
SpA (Pharmaceuticals) .......... 14
7,012
Snam SpA (Gas Utilities) ............ 33
25,056 Telecom Italia SpA/Milano (Diversified
Telecommunication Services)(a) ... 6
4,220 Terna - Rete Elettrica Nazionale (Electric
Utilities) .................... 35
4,489
UniCredit SpA (Banks) .............. 171
1,189
Japan — 6.14%
2,100 Advantest Corp. (Semiconductors &
Semiconductor Equipment)(b) ..... 93
2,100 Aeon Co. Ltd. (Consumer Staples
Distribution & Retail) ........... 50
500
AGC, Inc. (Building Products) ........ 18
1,400
Ajinomoto Co., Inc. (Food Products) .... 52
300
ANA Holdings, Inc. (Passenger Airlines)(b) 6
1,500
Asahi Group Holdings Ltd. (Beverages)(b) 55
Shares Security Description
Value
(000)
Common Stocks (continued)
Japan (continued)
500 Asahi Intecc Co. Ltd. (Health Care
Equipment & Supplies) ......... $ 9
3,200
Asahi Kasei Corp. (Chemicals) ........ 23
5,500
Astellas Pharma, Inc. (Pharmaceuticals) .. 59
300 Azbil Corp. (Electronic Equipment,
Instruments & Components) ...... 8
1,800 Bandai Namco Holdings, Inc. (Leisure
Products) .................... 33
1,700 Bridgestone Corp. (Automobile
Components) ................. 75
800 Brother Industries Ltd. (Technology
Hardware, Storage & Peripherals) .. 15
3,000 Canon, Inc. (Technology Hardware, Storage
& Peripherals) ................ 89
1,200
Capcom Co. Ltd. (Entertainment) ...... 22
2,000 Central Japan Railway Co. (Ground
Transportation) ............... 50
2,000 Chubu Electric Power Co., Inc. (Electric
Utilities) .................... 26
2,000 Chugai Pharmaceutical Co. Ltd.
(Pharmaceuticals) ............. 76
2,800
Concordia Financial Group Ltd. (Banks) . 14
600 Dai Nippon Printing Co. Ltd. (Commercial
Services & Supplies) ........... 18
1,000
Daifuku Co. Ltd. (Machinery) ......... 24
2,800
Dai-ichi Life Holdings, Inc. (Insurance) .. 71
5,600
Daiichi Sankyo Co. Ltd. (Pharmaceuticals) 178
800
Daikin Industries Ltd. (Building Products) 109
200 Daito Trust Construction Co. Ltd. (Real
Estate Management & Development) 23
2,000 Daiwa House Industry Co. Ltd. (Real Estate
Management & Development) ..... 59
3,800 Daiwa Securities Group, Inc. (Capital
Markets) .................... 29
5,900
Denso Corp. (Automobile Components) .. 112
700
Dentsu Group, Inc. (Media) .......... 19
300 Disco Corp. (Semiconductors &
Semiconductor Equipment) ....... 109
3,000 East Japan Railway Co. (Ground
Transportation) ............... 57
800
Eisai Co. Ltd. (Pharmaceuticals) ....... 33
7,800 ENEOS Holdings, Inc. (Oil, Gas &
Consumable Fuels) ............. 37
2,900
FANUC Corp. (Machinery) ........... 81
500
Fast Retailing Co. Ltd. (Specialty Retail) . 154
300
Fuji Electric Co. Ltd. (Electrical Equipment) 20
3,300 FUJIFILM Holdings Corp. (Technology
Hardware, Storage & Peripherals) .. 74
5,000
Fujitsu Ltd. (IT Services)(b) .......... 80
15
GLP J-Reit (Industrial REITs)(b) ....... 13
500 Hamamatsu Photonics KK (Electronic
Equipment, Instruments &
Components) ................. 18
600 Hankyu Hanshin Holdings, Inc. (Ground
Transportation) ............... 17

HC CAPITAL TRUST
The ESG Growth Portfolio
Portfolio of Investments (continued) — March 31, 2024 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Japan (continued)
100 Hikari Tsushin, Inc. (Industrial
Conglomerates) ............... $ 19
100 Hirose Electric Co. Ltd. (Electronic
Equipment, Instruments &
Components) ................. 10
300 Hitachi Construction Machinery Co. Ltd.
(Machinery) ................. 9
2,800
Hitachi Ltd. (Industrial Conglomerates) .. 255
13,800
Honda Motor Co. Ltd. (Automobiles) ... 170
400
Hoshizaki Corp. (Machinery) ......... 15
1,000 Hoya Corp. (Health Care Equipment &
Supplies) .................... 124
800 Hulic Co. Ltd. (Real Estate Management &
Development)(b) .............. 8
300 Ibiden Co. Ltd. (Electronic Equipment,
Instruments & Components) ...... 13
2,500 Idemitsu Kosan Co. Ltd. (Oil, Gas &
Consumable Fuels)(b) .......... 17
400 Iida Group Holdings Co. Ltd. (Household
Durables) ................... 5
3,000
Inpex Corp. (Oil, Gas & Consumable Fuels) 46
1,500
Isuzu Motors Ltd. (Automobiles) ....... 20
3,500 ITOCHU Corp. (Trading Companies &
Distributors) ................. 149
400 Japan Airlines Co. Ltd. (Passenger Airlines)
(b) ........................ 8
1,500 Japan Exchange Group, Inc. (Capital
Markets) .................... 40
18 Japan Metropolitan Fund Invest (Retail
REITs) ..................... 11
4,400
Japan Post Bank Co. Ltd. (Banks)(b) .... 47
6,600
Japan Post Holdings Co. Ltd. (Insurance)(b) 66
500
Japan Post Insurance Co. Ltd. (Insurance)(b) 10
3 Japan Real Estate Investment Corp. (Office
REITs) ..................... 11
1,600
JFE Holdings, Inc. (Metals & Mining)(b) . 26
500
JSR Corp. (Chemicals) .............. 14
1,100
Kajima Corp. (Construction & Engineering) 22
1,400
Kao Corp. (Personal Care Products) ..... 52
1,500 Kawasaki Kisen Kaisha Ltd. (Marine
Transportation) ............... 20
4,500 KDDI Corp. (Wireless Telecommunication
Services) .................... 133
14 KDX Realty Investment Corp. (Diversified
REITs) ..................... 15
500 Keisei Electric Railway Co. Ltd. (Ground
Transportation) ............... 20
600 Keyence Corp. (Electronic Equipment,
Instruments & Components) ...... 279
2,000
Kikkoman Corp. (Food Products) ...... 26
700 Kintetsu Group Holdings Co. Ltd. (Ground
Transportation) ............... 20
2,800
Kirin Holdings Co. Ltd. (Beverages) .... 39
400 Kobe Bussan Co. Ltd. (Consumer Staples
Distribution & Retail) ........... 10
500 Koito Manufacturing Co. Ltd. (Automobile
Components) ................. 7
Shares Security Description
Value
(000)
Common Stocks (continued)
Japan (continued)
2,800
Komatsu Ltd. (Machinery) ........... $ 83
300
Konami Group Corp. (Entertainment) ... 20
3,200
Kubota Corp. (Machinery) ........... 50
4,000 Kyocera Corp. (Electronic Equipment,
Instruments & Components) ...... 53
700
Kyowa Kirin Co. Ltd. (Pharmaceuticals) . 13
6,700
LY Corp. (Interactive Media & Services) . 17
700
Makita Corp. (Machinery) ........... 20
4,500 Marubeni Corp. (Trading Companies &
Distributors) ................. 78
900 MatsukiyoCocokara & Co. (Consumer
Staples Distribution & Retail) ..... 14
1,500
Mazda Motor Corp. (Automobiles) ..... 17
200 McDonald's Holdings Co. Japan Ltd.
(Hotels, Restaurants & Leisure) .... 9
600
MEIJI Holdings Co. Ltd. (Food Products) 13
900
MINEBEA MITSUMI, Inc. (Machinery) . 18
700
MISUMI Group, Inc. (Machinery) ...... 10
3,200 Mitsubishi Chemical Group Corp.
(Chemicals) .................. 19
10,200 Mitsubishi Corp. (Trading Companies &
Distributors) ................. 235
5,700 Mitsubishi Electric Corp. (Electrical
Equipment) .................. 95
3,200 Mitsubishi Estate Co. Ltd. (Real Estate
Management & Development) ..... 58
3,200 Mitsubishi HC Capital, Inc. (Financial
Services) .................... 22
10,000 Mitsubishi Heavy Industries Ltd.
(Machinery) ................. 90
31,900 Mitsubishi UFJ Financial Group, Inc.
(Banks) ..................... 325
3,900 Mitsui & Co. Ltd. (Trading Companies &
Distributors) ................. 181
400
Mitsui Chemicals, Inc. (Chemicals) ..... 12
8,400 Mitsui Fudosan Co. Ltd. (Real Estate
Management & Development) ..... 90
800 Mitsui O.S.K. Lines Ltd. (Marine
Transportation) ............... 24
7,140
Mizuho Financial Group, Inc. (Banks) ... 141
600 MonotaRO Co. Ltd. (Trading Companies &
Distributors) ................. 7
3,900 MS&AD Insurance Group Holdings, Inc.
(Insurance) .................. 69
5,100 Murata Manufacturing Co. Ltd. (Electronic
Equipment, Instruments &
Components) ................. 96
700
NEC Corp. (IT Services) ............. 51
1,200
Nexon Co. Ltd. (Entertainment) ....... 20
1,300
NIDEC Corp. (Electrical Equipment) .... 53
3,100
Nintendo Co. Ltd. (Entertainment) ...... 169
4
Nippon Building Fund, Inc. (Office REITs) 16
200 NIPPON EXPRESS HOLDINGS, Inc. (Air
Freight & Logistics) ............ 10
3,000 Nippon Paint Holdings Co. Ltd. (Chemicals)
(b) ........................ 21

HC CAPITAL TRUST
The ESG Growth Portfolio
Portfolio of Investments (continued) — March 31, 2024 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Japan (continued)
5 Nippon Prologis REIT, Inc. (Industrial
REITs)(b) ................... $ 9
600
Nippon Sanso Holdings Corp. (Chemicals) 19
2,500
Nippon Steel Corp. (Metals & Mining)(b) 60
89,600 Nippon Telegraph & Telephone Corp.
(Diversified Telecommunication
Services) .................... 107
1,500
Nippon Yusen KK (Marine Transportation) 41
300
Nissan Chemical Corp. (Chemicals) ..... 11
7,400
Nissan Motor Co. Ltd. (Automobiles) ... 29
600 Nissin Foods Holdings Co. Ltd. (Food
Products)(b) ................. 17
200
Nitori Holdings Co. Ltd. (Specialty Retail) 30
400
Nitto Denko Corp. (Chemicals) ........ 36
8,500
Nomura Holdings, Inc. (Capital Markets) . 54
400 Nomura Real Estate Holdings, Inc. (Real
Estate Management & Development) 11
11 Nomura Real Estate Master Fund, Inc.
(Diversified REITs) ............ 11
1,200 Nomura Research Institute Ltd. (IT
Services) .................... 34
2,100
NTT Data Group Corp. (IT Services) .... 33
1,600 Obayashi Corp. (Construction &
Engineering) ................. 19
200
Obic Co. Ltd. (IT Services) ........... 30
1,200 Odakyu Electric Railway Co. Ltd. (Ground
Transportation) ............... 17
3,700 Olympus Corp. (Health Care Equipment &
Supplies) .................... 53
500 Omron Corp. (Electronic Equipment,
Instruments & Components) ...... 18
1,300 Ono Pharmaceutical Co. Ltd.
(Pharmaceuticals) ............. 21
100
Oracle Corp. Japan (Software) ......... 7
3,200 Oriental Land Co. Ltd. (Hotels, Restaurants
& Leisure) ................... 102
3,600
ORIX Corp. (Financial Services) ....... 78
1,000
Osaka Gas Co. Ltd. (Gas Utilities) ...... 22
600
Otsuka Corp. (IT Services) ........... 13
1,200
Otsuka Holdings Co. Ltd. (Pharmaceuticals) 50
1,000 Pan Pacific International Holdings Corp.
(Broadline Retail) ............. 26
6,600 Panasonic Holdings Corp. (Household
Durables) ................... 63
5,500
Rakuten Group, Inc. (Broadline Retail)(b) 31
4,300 Recruit Holdings Co. Ltd. (Professional
Services) .................... 188
4,300 Renesas Electronics Corp. (Semiconductors
& Semiconductor Equipment)(b) ... 76
6,500
Resona Holdings, Inc. (Banks) ........ 40
1,600 Ricoh Co. Ltd. (Technology Hardware,
Storage & Peripherals) .......... 14
1,200 Rohm Co. Ltd. (Semiconductors &
Semiconductor Equipment) ....... 19
600
SBI Holdings, Inc. (Capital Markets) .... 16
Shares Security Description
Value
(000)
Common Stocks (continued)
Japan (continued)
200 SCREEN Holdings Co. Ltd.
(Semiconductors & Semiconductor
Equipment) .................. $ 26
300
SCSK Corp. (IT Services) ............ 6
700 Secom Co. Ltd. (Commercial Services &
Supplies) .................... 51
800 Seiko Epson Corp. (Technology Hardware,
Storage & Peripherals) .......... 14
1,000 Sekisui Chemical Co. Ltd. (Household
Durables) ................... 15
2,000
Sekisui House Ltd. (Household Durables) 45
6,900 Seven & i Holdings Co. Ltd. (Consumer
Staples Distribution & Retail) ..... 100
800 SG Holdings Co. Ltd. (Air Freight &
Logistics) ................... 10
500
Sharp Corp. (Household Durables)(a)(b) . 3
800 Shimadzu Corp. (Electronic Equipment,
Instruments & Components) ...... 22
200
Shimano, Inc. (Leisure Products) ....... 30
1,400 Shimizu Corp. (Construction &
Engineering) ................. 9
5,400
Shin-Etsu Chemical Co. Ltd. (Chemicals) 236
800
Shionogi & Co. Ltd. (Pharmaceuticals) .. 41
1,200
Shiseido Co. Ltd. (Personal Care Products) 33
1,000
Shizuoka Financial Group, Inc. (Banks) .. 9
200
SMC Corp. (Machinery) ............. 112
8,600 SoftBank Corp. (Wireless
Telecommunication Services) ..... 110
3,000 SoftBank Group Corp. (Wireless
Telecommunication Services) ..... 178
2,400
Sompo Holdings, Inc. (Insurance) ...... 50
3,700
Sony Group Corp. (Household Durables) . 317
200 Square Enix Holdings Co. Ltd.
(Entertainment) ............... 8
2,000
Subaru Corp. (Automobiles) .......... 45
900 SUMCO Corp. (Semiconductors &
Semiconductor Equipment)(b) ..... 14
2,900 Sumitomo Corp. (Trading Companies &
Distributors) ................. 70
1,900 Sumitomo Electric Industries Ltd.
(Automobile Components) ....... 29
600 Sumitomo Metal Mining Co. Ltd. (Metals &
Mining) ..................... 18
3,800 Sumitomo Mitsui Financial Group, Inc.
(Banks) ..................... 222
2,000 Sumitomo Mitsui Trust Holdings, Inc.
(Banks) ..................... 43
800 Sumitomo Realty & Development Co.
Ltd. (Real Estate Management &
Development) ................ 30
300
Suntory Beverage & Food Ltd. (Beverages) 10
4,800
Suzuki Motor Corp. (Automobiles) ..... 55
1,500 Sysmex Corp. (Health Care Equipment &
Supplies) .................... 27
1,800
T&D Holdings, Inc. (Insurance) ....... 31
500
Taisei Corp. (Construction & Engineering) 18

HC CAPITAL TRUST
The ESG Growth Portfolio
Portfolio of Investments (continued) — March 31, 2024 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Japan (continued)
4,700 Takeda Pharmaceutical Co. Ltd.
(Pharmaceuticals) ............. $ 131
1,200 TDK Corp. (Electronic Equipment,
Instruments & Components) ...... 59
4,000 Terumo Corp. (Health Care Equipment &
Supplies) .................... 73
1,200
The Chiba Bank Ltd. (Banks) ......... 10
2,300 The Kansai Electric Power Co., Inc.
(Electric Utilities) ............. 33
800
TIS, Inc. (IT Services) .............. 17
500 Tobu Railway Co. Ltd. (Ground
Transportation) ............... 12
300
Toho Co. Ltd. (Entertainment) ......... 10
5,300
Tokio Marine Holdings, Inc. (Insurance) . 165
1,400 Tokyo Electron Ltd. (Semiconductors &
Semiconductor Equipment) ....... 364
1,000
Tokyo Gas Co. Ltd. (Gas Utilities) ...... 23
1,900
Tokyu Corp. (Ground Transportation) ... 23
600 TOPPAN Holdings, Inc. (Commercial
Services & Supplies) ........... 15
3,400
Toray Industries, Inc. (Chemicals) ...... 16
300
TOTO Ltd. (Building Products) ........ 8
400
Toyota Industries Corp. (Machinery) .... 42
31,400
Toyota Motor Corp. (Automobiles) ..... 791
700 Toyota Tsusho Corp. (Trading Companies &
Distributors) ................. 48
400
Trend Micro, Inc. (Software) .......... 20
1,200
Unicharm Corp. (Household Products) ... 38
1,000
USS Co. Ltd. (Specialty Retail) ........ 8
1,400 West Japan Railway Co. (Ground
Transportation)(b) ............. 29
800
Yakult Honsha Co. Ltd. (Food Products) . 16
300
Yamaha Corp. (Leisure Products) ...... 6
2,400
Yamaha Motor Co. Ltd. (Automobiles) .. 22
800 Yamato Holdings Co. Ltd. (Air Freight &
Logistics) ................... 12
800
Yaskawa Electric Corp. (Machinery) .... 34
600 Yokogawa Electric Corp. (Electronic
Equipment, Instruments &
Components) ................. 14
300 Zensho Holdings Co. Ltd. (Hotels,
Restaurants & Leisure) .......... 12
300
ZOZO, Inc. (Specialty Retail)(b) ....... 7
11,563
Jordan — 0.01%
509 Hikma Pharmaceuticals PLC
(Pharmaceuticals)(b) ........... 12
Luxembourg — 0.05%
1,581
ArcelorMittal SA (Metals & Mining) .... 43
422 Eurofins Scientific SE (Life Sciences Tools
& Services) .................. 27
Shares Security Description
Value
(000)
Common Stocks (continued)
Luxembourg (continued)
1,520
Tenaris SA (Energy Equipment & Services) $ 30
100
Macau — 0.01%
7,600 Sands China Ltd. (Hotels, Restaurants &
Leisure)(a) .................. 21
Netherlands — 1.51%
1,484
ABN AMRO Bank N.V. (Banks) ....... 25
64
Adyen N.V. (Financial Services)(a)(b) ... 108
4,651
Aegon Ltd. (Insurance) .............. 28
504
Akzo Nobel N.V. (Chemicals) ......... 38
176
Argenx SE (Biotechnology)(a) ........ 70
145 ASM International N.V. (Semiconductors &
Semiconductor Equipment) ....... 89
1,199 ASML Holding N.V. (Semiconductors &
Semiconductor Equipment)(b) ..... 1,153
524
ASR Nederland N.V. (Insurance) ....... 26
209 BE Semiconductor Industries N.V.
(Semiconductors & Semiconductor
Equipment) .................. 32
214
Euronext N.V. (Capital Markets) ....... 20
275
EXOR N.V. (Financial Services) ....... 31
366
Heineken Holding N.V. (Beverages) .... 30
877
Heineken N.V. (Beverages) ........... 85
178 IMCD N.V. (Trading Companies &
Distributors)(b) ............... 31
10,023
ING Groep N.V. (Banks) ............. 165
425
JDE Peet's N.V. (Food Products)(b) ..... 9
2,861 Koninklijke Ahold Delhaize N.V. (Consumer
Staples Distribution & Retail) ..... 86
10,003 Koninklijke KPN N.V. (Diversified
Telecommunication Services) ..... 37
734
NN Group N.V. (Insurance) ........... 34
761 NXP Semiconductors N.V. (Semiconductors
& Semiconductor Equipment) ..... 188
248
OCI N.V. (Chemicals)(b) ............ 7
4,344
Prosus N.V. (Broadline Retail)(b) ...... 136
676 QIAGEN N.V. (Life Sciences Tools &
Services)(a) .................. 29
276
Randstad N.V. (Professional Services) ... 15
6,592
Stellantis N.V. (Automobiles) ......... 187
2,441 Universal Music Group N.V.
(Entertainment) ............... 73
751
Wolters Kluwer N.V. (Professional Services) 118
2,850
New Zealand — 0.06%
4,769 Auckland International Airport Ltd.
(Transportation Infrastructure) ..... 24
1,455 Fisher & Paykel Healthcare Corp. Ltd.
(Health Care Equipment & Supplies) 22
1,764
Mercury NZ Ltd. (Electric Utilities) ..... 7

HC CAPITAL TRUST
The ESG Growth Portfolio
Portfolio of Investments (continued) — March 31, 2024 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
New Zealand (continued)
2,860 Meridian Energy Ltd. (Independent Power
and Renewable Electricity Producers) $ 10
5,100 Spark New Zealand Ltd. (Diversified
Telecommunication Services) ..... 15
443
Xero Ltd. (Software)(a) ............. 38
116
Norway — 0.15%
741 Adevinta ASA (Interactive Media &
Services)(a) .................. 8
1,069 Aker BP ASA (Oil, Gas & Consumable
Fuels) ...................... 27
2,744
DNB Bank ASA (Banks) ............ 54
2,721 Equinor ASA (Oil, Gas & Consumable
Fuels) ...................... 71
485
Gjensidige Forsikring ASA (Insurance) .. 7
217 Kongsberg Gruppen ASA (Aerospace &
Defense) .................... 15
1,453
Mowi ASA (Food Products)(b) ........ 27
3,388
Norsk Hydro ASA (Metals & Mining) ... 19
1,866
Orkla ASA (Food Products) .......... 13
241
Salmar ASA (Food Products) ......... 16
1,828 Telenor ASA (Diversified
Telecommunication Services) ..... 20
438
Yara International ASA (Chemicals) .... 14
291
Portugal — 0.04%
9,123 EDP - Energias de Portugal SA (Electric
Utilities) .................... 35
1,200 Galp Energia SGPS SA (Oil, Gas &
Consumable Fuels)(b) .......... 20
752 Jeronimo Martins SGPS SA (Consumer
Staples Distribution & Retail)(b) ... 15
70
Singapore — 0.31%
11,741 CapitaLand Ascendas REIT (Industrial
REITs) ..................... 24
12,356 CapitaLand Integrated Commercial Trust
(Retail REITs) ................ 18
6,700 CapitaLand Investment Ltd. (Real Estate
Management & Development) ..... 13
1,000 City Developments Ltd. (Real Estate
Management & Development) ..... 4
5,461
DBS Group Holdings Ltd. (Banks) ..... 146
15,700 Genting Singapore Ltd. (Hotels, Restaurants
& Leisure) ................... 10
5,748 Grab Holdings Ltd. (Ground Transportation)
(a) ........................ 18
300 Jardine Cycle & Carriage Ltd. (Industrial
Conglomerates) ............... 5
4,100
Keppel Ltd. (Industrial Conglomerates) .. 22
6,014
Mapletree Logistics Trust (Industrial REITs) 7
10,390 Oversea-Chinese Banking Corp. Ltd.
(Banks) ..................... 104
Shares Security Description
Value
(000)
Common Stocks (continued)
Singapore (continued)
136,048
Seatrium Ltd. (Machinery)(a) ......... $ 8
2,700
Sembcorp Industries Ltd. (Multi-Utilities) 11
4,400 Singapore Airlines Ltd. (Passenger Airlines)
(b) ........................ 21
3,300
Singapore Exchange Ltd. (Capital Markets) 23
4,100 Singapore Technologies Engineering Ltd.
(Aerospace & Defense) ......... 12
25,100 Singapore Telecommunications Ltd.
(Diversified Telecommunication
Services) .................... 47
3,800
United Overseas Bank Ltd. (Banks) ..... 83
5,000
Wilmar International Ltd. (Food Products) 13
589
Spain — 0.72%
54
Acciona SA (Electric Utilities) ........ 7
687 ACS Actividades de Construccion y
Servicios SA (Construction &
Engineering) ................. 29
231 Aena SME SA (Transportation
Infrastructure) ................ 45
1,338 Amadeus IT Group SA (Hotels, Restaurants
& Leisure) ................... 86
17,574 Banco Bilbao Vizcaya Argentaria SA
(Banks) ..................... 209
48,087
Banco Santander SA (Banks)(b) ....... 234
12,123
CaixaBank SA (Banks) .............. 59
1,476 Cellnex Telecom SA (Diversified
Telecommunication Services)(b) ... 52
976 EDP Renovaveis SA (Independent Power
and Renewable Electricity Producers) 13
812
Enagas SA (Gas Utilities)(b) .......... 12
802
Endesa SA (Electric Utilities) ......... 15
1,545
Ferrovial SE (Construction & Engineering) 61
1,194
Grifols SA (Biotechnology)(a) ......... 11
18,309
Iberdrola SA (Electric Utilities) ........ 227
3,229 Industria de Diseno Textil SA (Specialty
Retail) ...................... 163
1,081
Redeia Corp. SA (Electric Utilities) ..... 18
3,525
Repsol SA (Oil, Gas & Consumable Fuels) 59
13,288 Telefonica SA (Diversified
Telecommunication Services) ..... 59
1,359
Sweden — 0.83%
779
Alfa Laval AB (Machinery) .......... 31
3,086 Assa Abloy AB, Class - B (Building
Products) .................... 89
7,773
Atlas Copco AB, Class - A (Machinery) .. 131
4,700
Atlas Copco AB, Class - B (Machinery) .. 69
1,237 Beijer Ref AB (Trading Companies &
Distributors) ................. 18
764
Boliden AB (Metals & Mining) ........ 21
2,092
Epiroc AB, Class - A (Machinery) ...... 39
1,066
Epiroc AB, Class - B (Machinery) ...... 18

HC CAPITAL TRUST
The ESG Growth Portfolio
Portfolio of Investments (continued) — March 31, 2024 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Sweden (continued)
1,104
EQT AB (Capital Markets) ........... $ 35
1,896
Essity AB, Class - B (Household Products) 45
546 Evolution AB (Hotels, Restaurants &
Leisure) .................... 68
1,608 Fastighets AB Balder, B shares (Real Estate
Management & Development)(a) ... 12
767 Getinge AB, B shares (Health Care
Equipment & Supplies) ......... 15
2,002 H & M Hennes & Mauritz AB, Class - B
(Specialty Retail) .............. 33
6,182 Hexagon AB, Class - B (Electronic
Equipment, Instruments &
Components) ................. 73
172 Holmen AB, B shares (Paper & Forest
Products) .................... 7
854
Husqvarna AB, B shares (Machinery) ... 7
282 Industrivarden AB, Class - A (Financial
Services)(b) .................. 10
451 Industrivarden AB, Class - C (Financial
Services) .................... 16
910
Indutrade AB (Machinery) ........... 25
321 Investment AB Latour, Class - B (Industrial
Conglomerates) ............... 8
5,230
Investor AB, Class - B (Financial Services) 131
169 L E Lundbergforetagen AB, Class - B
(Financial Services) ............ 9
580 Lifco AB, Class - B (Industrial
Conglomerates) ............... 15
4,601 Nibe Industrier AB, Class - B (Building
Products) .................... 23
253
Saab AB, Class - B (Aerospace & Defense) 23
678 Sagax AB, Class - B (Real Estate
Management & Development) ..... 18
3,271
Sandvik AB (Machinery) ............ 73
1,789 Securitas AB, Class - B (Commercial
Services & Supplies) ........... 18
4,874 Skandinaviska Enskilda Banken AB, Class -
A (Banks) ................... 66
933 Skanska AB, Class - B (Construction &
Engineering) ................. 17
888
SKF AB, B shares (Machinery) ........ 18
2,064 Svenska Cellulosa AB SCA, Class - B
(Paper & Forest Products) ........ 32
4,521 Svenska Handelsbanken AB, Class - A
(Banks) ..................... 46
2,539
Swedbank AB, Class - A (Banks) ....... 50
724 Swedish Orphan Biovitrum AB
(Biotechnology)(a) ............. 18
1,442 Tele2 AB, B shares (Wireless
Telecommunication Services) ..... 12
9,054 Telefonaktiebolaget LM Ericsson, Class - B
(Communications Equipment) ..... 49
6,801 Telia Co. AB (Diversified
Telecommunication Services)(b) ... 17
648
Volvo AB, Class - A (Machinery) ....... 18
4,503
Volvo AB, Class - B (Machinery) ...... 122
Shares Security Description
Value
(000)
Common Stocks (continued)
Sweden (continued)
4,100 Volvo Car AB, Class - B (Automobiles)(a)
(b) ........................ $ 16
1,561
Switzerland — 2.89%
4,722 ABB Ltd., Registered Shares (Electrical
Equipment) .................. 219
513 Adecco Group AG (Professional Services)
(b) ........................ 20
1,469 Alcon, Inc. (Health Care Equipment &
Supplies) .................... 122
214 Avolta AG, Registered Shares (Specialty
Retail)(a)(b) ................. 9
75 Bachem Holding AG (Life Sciences Tools &
Services) .................... 7
117 Baloise Holding AG, Registered Shares
(Insurance) .................. 18
109 Banque Cantonale Vaudoise, Registered
Shares (Banks) ................ 13
13 Barry Callebaut AG, Registered Shares
(Food Products)(b) ............. 19
77
BKW AG (Electric Utilities) .......... 12
5 Chocoladefabriken Lindt & Spruengli AG,
Class - PC (Food Products) ....... 60
1,223
Chubb Ltd. (Insurance) .............. 317
1,620 Cie Financiere Richemont SA, Registered
Shares (Textiles, Apparel & Luxury
Goods) ..................... 247
541
Clariant AG, Registered Shares (Chemicals) 7
683
Coca-Cola HBC AG (Beverages) ....... 22
596
DSM-Firmenich AG (Chemicals) ...... 68
23
EMS-Chemie Holding AG (Chemicals) .. 18
475
Garmin Ltd. (Household Durables) ..... 71
107 Geberit AG, Registered Shares (Building
Products) .................... 63
28 Givaudan SA, Registered Shares
(Chemicals) .................. 125
29,911
Glencore PLC (Metals & Mining)(b) .... 164
86 Helvetia Holding AG, Registered Shares
(Insurance) .................. 12
1,549
Holcim AG (Construction Materials)(b) .. 140
652
Julius Baer Group Ltd. (Capital Markets) . 38
163 Kuehne + Nagel International AG,
Registered Shares (Marine
Transportation) ............... 45
491 Logitech International SA, Registered
Shares (Technology Hardware, Storage
& Peripherals) ................ 44
218 Lonza Group AG, Registered Shares (Life
Sciences Tools & Services)(b) ..... 131
7,911 Nestle SA, Registered Shares (Food
Products) .................... 839
6,078 Novartis AG, Registered Shares
(Pharmaceuticals) ............. 589
67 Partners Group Holding AG (Capital
Markets) .................... 96
2,096
Roche Holding AG (Pharmaceuticals) ... 534

HC CAPITAL TRUST
The ESG Growth Portfolio
Portfolio of Investments (continued) — March 31, 2024 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Switzerland (continued)
96 Roche Holding AG, Class - BR
(Pharmaceuticals) ............. $ 26
1,222
Sandoz Group AG (Pharmaceuticals)(a) .. 37
142 Schindler Holding AG, Class - PC
(Machinery) ................. 36
50 Schindler Holding AG, Registered Shares
(Machinery) ................. 12
461 SGS SA, Registered Shares (Professional
Services)(b) .................. 45
945
SIG Group AG (Containers & Packaging)(b) 21
460
Sika AG, Registered Shares (Chemicals)(b) 137
153 Sonova Holding AG (Health Care
Equipment & Supplies)(b) ....... 44
2,093 STMicroelectronics N.V. (Semiconductors
& Semiconductor Equipment) ..... 90
338 Straumann Holding AG, Registered Shares
(Health Care Equipment & Supplies) 54
94
Swiss Life Holding AG (Insurance) ..... 66
190 Swiss Prime Site AG, Registered Shares
(Real Estate Management &
Development) ................ 18
889
Swiss Re AG (Insurance) ............ 114
79 Swisscom AG, Registered Shares
(Diversified Telecommunication
Services) .................... 48
164
Temenos AG, Registered Shares (Software) 12
108 The Swatch Group AG (Textiles, Apparel &
Luxury Goods) ............... 5
98 The Swatch Group AG, Class - BR (Textiles,
Apparel & Luxury Goods) ....... 23
9,797
UBS Group AG (Capital Markets) ...... 301
80
VAT Group AG (Machinery) .......... 41
443
Zurich Insurance Group AG (Insurance) .. 239
5,438
United Arab Emirates — 0.00%
339 NMC Health PLC (Health Care Providers &
Services)(a)(c) ................ —
United Kingdom — 3.57%
2,840
3i Group PLC (Capital Markets) ....... 101
5,849
abrdn PLC (Capital Markets) ......... 10
776
Admiral Group PLC (Insurance) ....... 28
3,739
Amcor PLC (Containers & Packaging) ... 36
978
Amcor PLC (Containers & Packaging) ... 9
3,854
Anglo American PLC (Metals & Mining) . 95
1,287 Ashtead Group PLC (Trading Companies &
Distributors) ................. 92
1,040 Associated British Foods PLC (Food
Products) .................... 33
4,604
AstraZeneca PLC (Pharmaceuticals)(b) .. 619
2,623 Auto Trader Group PLC (Interactive Media
& Services)(b) ................ 23
8,845
Aviva PLC (Insurance) .............. 55
8,941
BAE Systems PLC (Aerospace & Defense) 152
Shares Security Description
Value
(000)
Common Stocks (continued)
United Kingdom (continued)
46,181
Barclays PLC (Banks)(b) ............ $ 107
2,421 Barratt Developments PLC (Household
Durables)(b) ................. 15
399 Berkeley Group Holdings PLC (Household
Durables) ................... 24
50,669
BP PLC (Oil, Gas & Consumable Fuels) . 316
21,107 BT Group PLC (Diversified
Telecommunication Services) ..... 29
987 Bunzl PLC (Trading Companies &
Distributors) ................. 38
1,017 Burberry Group PLC (Textiles, Apparel &
Luxury Goods)(b) ............. 16
17,106
Centrica PLC (Multi-Utilities)(b) ....... 28
2,858
CNH Industrial N.V. (Machinery)(a) .... 37
623 Coca-Cola Europacific Partners PLC
(Beverages) .................. 44
5,133 Compass Group PLC (Hotels, Restaurants &
Leisure) .................... 150
433
Croda International PLC (Chemicals)(b) . 27
6,678
Diageo PLC (Beverages) ............ 247
466
Endeavour Mining PLC (Metals & Mining) 9
1,947 Entain PLC (Hotels, Restaurants & Leisure)
(b) ........................ 20
113 Ferguson PLC (Trading Companies &
Distributors) ................. 25
486 Ferguson PLC (Trading Companies &
Distributors) ................. 106
12,285
GSK PLC (Pharmaceuticals) .......... 265
17,290
Haleon PLC (Personal Care Products) ... 73
1,158 Halma PLC (Electronic Equipment,
Instruments & Components) ...... 35
823 Hargreaves Lansdown PLC (Capital
Markets) .................... 8
57,453
HSBC Holdings PLC (Banks) ......... 448
3,731
Informa PLC (Media) ............... 39
503 InterContinental Hotels Group PLC (Hotels,
Restaurants & Leisure) .......... 52
498
Intertek Group PLC (Professional Services) 31
5,247 J Sainsbury PLC (Consumer Staples
Distribution & Retail) ........... 18
6,250
JD Sports Fashion PLC (Specialty Retail) 11
5,956
Kingfisher PLC (Specialty Retail) ...... 19
1,659 Land Securities Group PLC (Diversified
REITs) ..................... 14
18,863
Legal & General Group PLC (Insurance) . 61
718 Liberty Global Ltd., Class - C (Diversified
Telecommunication Services)(a) ... 13
180,308
Lloyds Banking Group PLC (Banks) .... 118
1,249 London Stock Exchange Group PLC
(Capital Markets)(b) ............ 150
6,041
M&G PLC (Financial Services) ........ 17
4,007 Melrose Industries PLC (Aerospace &
Defense) .................... 34
1,103
Mondi PLC (Paper & Forest Products) ... 19
10,823
National Grid PLC (Multi-Utilities) ..... 146
16,954
NatWest Group PLC (Banks)(b) ....... 57

HC CAPITAL TRUST
The ESG Growth Portfolio
Portfolio of Investments (continued) — March 31, 2024 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
United Kingdom (continued)
383
Next PLC (Broadline Retail) .......... $ 45
1,748 Ocado Group PLC (Consumer Staples
Distribution & Retail)(a)(b) ...... 10
1,722 Pearson PLC (Diversified Consumer
Services) .................... 23
488
Pentair PLC (Machinery) ............ 42
795
Persimmon PLC (Household Durables) .. 13
2,089
Phoenix Group Holdings PLC (Insurance) 15
2,107 Reckitt Benckiser Group PLC (Household
Products) .................... 120
5,559
RELX PLC (Professional Services) ..... 240
7,480 Rentokil Initial PLC (Commercial Services
& Supplies) .................. 45
3,347
Rio Tinto PLC (Metals & Mining) ...... 212
25,101 Rolls-Royce Holdings PLC (Aerospace &
Defense)(a) .................. 135
1,911
Schroders PLC (Capital Markets) ...... 9
4,202
Segro PLC (Industrial REITs) ......... 48
838
Severn Trent PLC (Water Utilities)(b) ... 26
19,423
Shell PLC (Oil, Gas & Consumable Fuels) 642
2,631 Smith & Nephew PLC (Health Care
Equipment & Supplies) ......... 33
939 Smiths Group PLC (Industrial
Conglomerates) ............... 19
227
Spirax-Sarco Engineering PLC (Machinery) 29
3,275
SSE PLC (Electric Utilities) .......... 68
1,736
St. James's Place PLC (Capital Markets) . 10
7,078
Standard Chartered PLC (Banks) ....... 60
7,703 Taylor Wimpey PLC (Household Durables)
(b) ........................ 13
22,102 Tesco PLC (Consumer Staples Distribution
& Retail) .................... 83
3,118
The Sage Group PLC (Software) ....... 50
7,377
Unilever PLC (Personal Care Products) .. 369
2,236
United Utilities Group PLC (Water Utilities) 29
69,908 Vodafone Group PLC (Wireless
Telecommunication Services) ..... 62
473 Whitbread PLC (Hotels, Restaurants &
Leisure) .................... 20
310
Willis Towers Watson PLC (Insurance) .. 85
1,866
Wise PLC, Class - A (Financial Services)(a) 22
3,407
WPP PLC (Media) ................. 32
6,728
United States — 68.28%
1,634
3M Co. (Industrial Conglomerates) ..... 173
352
A.O. Smith Corp. (Building Products) ... 31
5,193 Abbott Laboratories (Health Care
Equipment & Supplies) ......... 590
5,264
AbbVie, Inc. (Biotechnology) ......... 959
1,343
Adobe, Inc. (Software)(a) ............ 678
4,804 Advanced Micro Devices, Inc.
(Semiconductors & Semiconductor
Equipment)(a) ................ 867
400
AECOM (Construction & Engineering) .. 39
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
1,696
Aflac, Inc. (Insurance) .............. $ 146
864 Agilent Technologies, Inc. (Life Sciences
Tools & Services) .............. 126
664 Air Products and Chemicals, Inc.
(Chemicals) .................. 161
1,321 Airbnb, Inc., Class - A (Hotels, Restaurants
& Leisure)(a) ................. 218
463
Akamai Technologies, Inc. (IT Services)(a) 50
346
Albemarle Corp. (Chemicals) ......... 46
945 Albertsons Cos., Inc., Class - A (Consumer
Staples Distribution & Retail) ..... 20
505 Alexandria Real Estate Equities, Inc. (Office
REITs) ..................... 65
214 Align Technology, Inc. (Health Care
Equipment & Supplies)(a) ....... 70
800
Alliant Energy Corp. (Electric Utilities) .. 40
662
Ally Financial, Inc. (Consumer Finance) . 27
364 Alnylam Pharmaceuticals, Inc.
(Biotechnology)(a) ............. 54
17,531 Alphabet, Inc., Class - A (Interactive Media
& Services)(a) ................ 2,646
15,267 Alphabet, Inc., Class - C (Interactive Media
& Services)(a) ................ 2,325
27,540
Amazon.com, Inc. (Broadline Retail)(a) .. 4,969
783
Ameren Corp. (Multi-Utilities) ........ 58
1,510 American Electric Power Co., Inc. (Electric
Utilities) .................... 130
1,685
American Express Co. (Consumer Finance) 384
987 American Homes 4 Rent, Class - A
(Residential REITs) ............ 36
2,026 American International Group, Inc.
(Insurance) .................. 158
1,388
American Tower Corp. (Specialized REITs) 274
581 American Water Works Co., Inc. (Water
Utilities) .................... 71
310
Ameriprise Financial, Inc. (Capital Markets) 136
662
AMETEK, Inc. (Electrical Equipment) ... 121
1,607
Amgen, Inc. (Biotechnology) ......... 457
1,774 Amphenol Corp., Class - A (Electronic
Equipment, Instruments &
Components) ................. 205
1,481 Analog Devices, Inc. (Semiconductors &
Semiconductor Equipment) ....... 293
1,546 Annaly Capital Management, Inc.
(Mortgage Real Estate Investment
Trusts (REITs)) ............... 30
256
ANSYS, Inc. (Software)(a) ........... 89
608
Aon PLC, Class - A (Insurance) ........ 203
935
APA Corp. (Oil, Gas & Consumable Fuels) 32
1,171 Apollo Global Management, Inc. (Financial
Services) .................... 132
43,516 Apple, Inc. (Technology Hardware, Storage
& Peripherals) ................ 7,463
2,428 Applied Materials, Inc. (Semiconductors &
Semiconductor Equipment) ....... 501
517
AppLovin Corp., Class - A (Software)(a) . 36

HC CAPITAL TRUST
The ESG Growth Portfolio
Portfolio of Investments (continued) — March 31, 2024 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
1,604 Archer-Daniels-Midland Co. (Food
Products) .................... $ 101
464 Ares Management Corp., Class - A (Capital
Markets) .................... 62
797 Arista Networks, Inc. (Communications
Equipment)(a) ................ 231
638
Arthur J. Gallagher & Co. (Insurance) ... 160
95
Aspen Technology, Inc. (Software)(a) ... 20
147
Assurant, Inc. (Insurance) ............ 28
21,426 AT&T, Inc. (Diversified Telecommunication
Services) .................... 377
424
Atmos Energy Corp. (Gas Utilities) ..... 50
635
Autodesk, Inc. (Software)(a) .......... 165
1,237 Automatic Data Processing, Inc.
(Professional Services) .......... 309
50
AutoZone, Inc. (Specialty Retail)(a) ..... 158
415 AvalonBay Communities, Inc. (Residential
REITs) ..................... 77
2,035 Avantor, Inc. (Life Sciences Tools &
Services)(a) .................. 52
257 Avery Dennison Corp. (Containers &
Packaging) .................. 57
204 Axon Enterprise, Inc. (Aerospace &
Defense)(a) .................. 64
2,953 Baker Hughes Co. (Energy Equipment &
Services) .................... 99
944
Ball Corp. (Containers & Packaging) .... 64
20,960
Bank of America Corp. (Banks) ........ 795
680
Bath & Body Works, Inc. (Specialty Retail) 34
1,504 Baxter International, Inc. (Health Care
Equipment & Supplies) ......... 64
871 Becton Dickinson & Co. (Health Care
Equipment & Supplies) ......... 216
684
Bentley Systems, Inc., Class - B (Software) 36
3,847 Berkshire Hathaway, Inc., Class - B
(Financial Services)(a) .......... 1,618
598
Best Buy Co., Inc. (Specialty Retail) .... 49
289
BILL Holdings, Inc. (Software)(a) ...... 20
445
Biogen, Inc. (Biotechnology)(a) ....... 96
552 BioMarin Pharmaceutical, Inc.
(Biotechnology)(a) ............. 48
68 Bio-Rad Laboratories, Inc., Class - A (Life
Sciences Tools & Services)(a) ..... 24
466 Bio-Techne Corp. (Life Sciences Tools &
Services) .................... 33
435
BlackRock, Inc. (Capital Markets) ...... 363
2,127
Blackstone, Inc. (Capital Markets) ...... 279
1,662
Block, Inc. (Financial Services)(a) ...... 141
102 Booking Holdings, Inc. (Hotels, Restaurants
& Leisure)(a) ................. 370
389 Booz Allen Hamilton Holding Corp.
(Professional Services) .......... 58
755
BorgWarner, Inc. (Automobile Components) 26
473
Boston Properties, Inc. (Office REITs) ... 31
4,322 Boston Scientific Corp. (Health Care
Equipment & Supplies)(a) ....... 296
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
6,062
Bristol-Myers Squibb Co. (Pharmaceuticals) $ 329
1,315 Broadcom, Inc. (Semiconductors &
Semiconductor Equipment) ....... 1,743
346 Broadridge Financial Solutions, Inc.
(Professional Services) .......... 71
300 Brookfield Renewable Corp., Class - A
(Independent Power and Renewable
Electricity Producers)(b) ......... 7
703
Brown & Brown, Inc. (Insurance) ...... 62
900
Brown-Forman Corp., Class - B (Beverages) 46
354 Builders FirstSource, Inc. (Building
Products)(a) .................. 74
445
Bunge Global SA (Food Products) ...... 46
197
Burlington Stores, Inc. (Specialty Retail)(a) 46
349 C.H. Robinson Worldwide, Inc. (Air Freight
& Logistics) ................. 27
776
Cadence Design Systems, Inc. (Software)(a) 242
668 Caesars Entertainment, Inc. (Hotels,
Restaurants & Leisure)(a) ........ 29
353
Camden Property Trust (Residential REITs) 35
579
Campbell Soup Co. (Food Products) .... 26
1,123 Capital One Financial Corp. (Consumer
Finance) .................... 167
776 Cardinal Health, Inc. (Health Care Providers
& Services) .................. 87
154
Carlisle Cos., Inc. (Building Products) ... 60
472
CarMax, Inc. (Specialty Retail)(a) ...... 41
2,449
Carrier Global Corp. (Building Products) . 142
555
Catalent, Inc. (Pharmaceuticals)(a) ..... 31
1,497
Caterpillar, Inc. (Machinery) .......... 549
315
Cboe Global Markets, Inc. (Capital Markets) 58
931 CBRE Group, Inc., Class - A (Real Estate
Management & Development)(a) ... 91
388 CDW Corp. (Electronic Equipment,
Instruments & Components) ...... 99
280
Celanese Corp. (Chemicals) .......... 48
446
Celsius Holdings, Inc. (Beverages)(a) ... 37
522 Cencora, Inc. (Health Care Providers &
Services) .................... 127
1,632 Centene Corp. (Health Care Providers &
Services)(a) .................. 128
1,903
CenterPoint Energy, Inc. (Multi-Utilities) . 54
584
CF Industries Holdings, Inc. (Chemicals) . 49
156 Charles River Laboratories International,
Inc. (Life Sciences Tools & Services)
(a) ........................ 42
288 Charter Communications, Inc., Class - A
(Media)(a) ................... 84
708 Cheniere Energy, Inc. (Oil, Gas &
Consumable Fuels) ............. 114
341 Chesapeake Energy Corp. (Oil, Gas &
Consumable Fuels) ............. 30
5,259 Chevron Corp. (Oil, Gas & Consumable
Fuels) ...................... 830
83 Chipotle Mexican Grill, Inc. (Hotels,
Restaurants & Leisure)(a) ........ 241

HC CAPITAL TRUST
The ESG Growth Portfolio
Portfolio of Investments (continued) — March 31, 2024 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
689 Church & Dwight Co., Inc. (Household
Products) .................... $ 72
464
Cincinnati Financial Corp. (Insurance) ... 58
277 Cintas Corp. (Commercial Services &
Supplies) .................... 190
12,086 Cisco Systems, Inc. (Communications
Equipment) .................. 603
5,529
Citigroup, Inc. (Banks) .............. 350
1,484
Citizens Financial Group, Inc. (Banks) ... 54
1,462
Cleveland-Cliffs, Inc. (Metals & Mining)(a) 33
859
Cloudflare, Inc., Class - A (IT Services)(a) 83
1,082
CME Group, Inc. (Capital Markets) ..... 233
886
CMS Energy Corp. (Multi-Utilities) ..... 53
1,492 Cognizant Technology Solutions Corp.,
Class - A (IT Services) .......... 109
539 Coinbase Global, Inc., Class - A (Capital
Markets)(a) .................. 143
2,327 Colgate-Palmolive Co. (Household
Products) .................... 210
11,750
Comcast Corp., Class - A (Media) ...... 509
1,427
Conagra Brands, Inc. (Food Products) ... 42
546
Confluent, Inc., Class - A (Software)(a) .. 17
3,477 ConocoPhillips (Oil, Gas & Consumable
Fuels) ...................... 443
1,043
Consolidated Edison, Inc. (Multi-Utilities) 95
483 Constellation Brands, Inc., Class - A
(Beverages) .................. 131
965 Constellation Energy Corp. (Electric
Utilities) .................... 178
2,502 Copart, Inc. (Commercial Services &
Supplies)(a) .................. 145
2,365 Corning, Inc. (Electronic Equipment,
Instruments & Components) ...... 78
208
Corpay, Inc. (Software)(a) ............ 64
2,104
Corteva, Inc. (Chemicals) ............ 121
1,194 CoStar Group, Inc. (Real Estate
Management & Development)(a) ... 115
1,318 Costco Wholesale Corp. (Consumer Staples
Distribution & Retail) ........... 966
2,250 Coterra Energy, Inc. (Oil, Gas &
Consumable Fuels) ............. 63
675 Crowdstrike Holdings, Inc., Class - A
(Software)(a) ................. 216
1,282
Crown Castle, Inc. (Specialized REITs) .. 136
370 Crown Holdings, Inc. (Containers &
Packaging) .................. 29
5,613
CSX Corp. (Ground Transportation) .... 208
411
Cummins, Inc. (Machinery) .......... 121
3,897 CVS Health Corp. (Health Care Providers &
Services) .................... 311
907
D.R. Horton, Inc. (Household Durables) .. 149
2,056 Danaher Corp. (Life Sciences Tools &
Services) .................... 513
363 Darden Restaurants, Inc. (Hotels,
Restaurants & Leisure) .......... 61
481
Darling Ingredients, Inc. (Food Products)(a) 22
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
847
Datadog, Inc., Class - A (Software)(a) ... $ 105
187 DaVita, Inc. (Health Care Providers &
Services)(a) .................. 26
449
Dayforce, Inc. (Professional Services)(a) . 30
79 Deckers Outdoor Corp. (Textiles, Apparel &
Luxury Goods)(a) ............. 74
791
Deere & Co. (Machinery) ............ 325
755 Dell Technologies, Inc., Class - C
(Technology Hardware, Storage &
Peripherals) .................. 86
418
Delta Air Lines, Inc. (Passenger Airlines) . 20
1,934 Devon Energy Corp. (Oil, Gas &
Consumable Fuels) ............. 97
1,169 Dexcom, Inc. (Health Care Equipment &
Supplies)(a) .................. 162
508 Diamondback Energy, Inc. (Oil, Gas &
Consumable Fuels) ............. 101
185 Dick's Sporting Goods, Inc. (Specialty
Retail) ...................... 42
917 Digital Realty Trust, Inc. (Specialized
REITs) ..................... 132
754 Discover Financial Services (Consumer
Finance) .................... 99
612
DocuSign, Inc. (Software)(a) .......... 36
643 Dollar General Corp. (Consumer Staples
Distribution & Retail) ........... 100
623 Dollar Tree, Inc. (Consumer Staples
Distribution & Retail)(a) ......... 83
2,472
Dominion Energy, Inc. (Multi-Utilities) .. 122
104 Domino's Pizza, Inc. (Hotels, Restaurants &
Leisure) .................... 52
759 DoorDash, Inc., Class - A (Hotels,
Restaurants & Leisure)(a) ........ 105
411
Dover Corp. (Machinery) ............ 73
2,107
Dow, Inc. (Chemicals) .............. 122
1,255 DraftKings, Inc. (Hotels, Restaurants &
Leisure)(a) .................. 57
766
Dropbox, Inc., Class - A (Software)(a) ... 19
617
DTE Energy Co. (Multi-Utilities) ...... 69
2,254
Duke Energy Corp. (Electric Utilities) ... 218
1,224
DuPont de Nemours, Inc. (Chemicals) ... 94
772
Dynatrace, Inc. (Software)(a) ......... 36
394
Eastman Chemical Co. (Chemicals) ..... 39
1,194
Eaton Corp. PLC (Electrical Equipment) . 373
1,596
eBay, Inc. (Broadline Retail) .......... 84
751
Ecolab, Inc. (Chemicals) ............. 173
1,122
Edison International (Electric Utilities) .. 79
1,771 Edwards Lifesciences Corp. (Health Care
Equipment & Supplies)(a) ....... 169
779
Electronic Arts, Inc. (Entertainment) .... 103
703 Elevance Health, Inc. (Health Care
Providers & Services) ........... 365
2,387
Eli Lilly & Co. (Pharmaceuticals) ...... 1,857
1,714
Emerson Electric Co. (Electrical Equipment) 194
403 Enphase Energy, Inc. (Semiconductors &
Semiconductor Equipment)(a) ..... 49

HC CAPITAL TRUST
The ESG Growth Portfolio
Portfolio of Investments (continued) — March 31, 2024 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
440 Entegris, Inc. (Semiconductors &
Semiconductor Equipment) ....... $ 62
638
Entergy Corp. (Electric Utilities) ....... 67
1,715 EOG Resources, Inc. (Oil, Gas &
Consumable Fuels) ............. 219
171
EPAM Systems, Inc. (IT Services)(a) .... 47
1,165
EQT Corp. (Oil, Gas & Consumable Fuels) 43
359
Equifax, Inc. (Professional Services) .... 96
280
Equinix, Inc. (Specialized REITs) ...... 231
940 Equitable Holdings, Inc. (Financial
Services) .................... 36
554 Equity LifeStyle Properties, Inc.
(Residential REITs) ............ 36
1,075
Equity Residential (Residential REITs) .. 68
812
Essential Utilities, Inc. (Water Utilities) .. 30
175 Essex Property Trust, Inc. (Residential
REITs) ..................... 43
385
Etsy, Inc. (Broadline Retail)(a) ........ 26
721
Evergy, Inc. (Electric Utilities) ........ 38
1,042
Eversource Energy (Electric Utilities) ... 62
524
Exact Sciences Corp. (Biotechnology)(a) . 36
2,947
Exelon Corp. (Electric Utilities) ....... 111
454 Expeditors International of Washington, Inc.
(Air Freight & Logistics) ........ 55
624 Extra Space Storage, Inc. (Specialized
REITs) ..................... 92
11,799 Exxon Mobil Corp. (Oil, Gas & Consumable
Fuels) ...................... 1,372
153
F5, Inc. (Communications Equipment)(a) . 29
111 FactSet Research Systems, Inc. (Capital
Markets) .................... 50
74
Fair Isaac Corp. (Software)(a) ......... 92
1,641 Fastenal Co. (Trading Companies &
Distributors) ................. 127
715
FedEx Corp. (Air Freight & Logistics) ... 207
676
Fidelity National Financial, Inc. (Insurance) 36
1,759 Fidelity National Information Services, Inc.
(Financial Services) ............ 130
2,086
Fifth Third Bancorp (Banks) .......... 78
32 First Citizens BancShares, Inc., Class - A
(Banks) ..................... 52
297 First Solar, Inc. (Semiconductors &
Semiconductor Equipment)(a) ..... 50
1,607
FirstEnergy Corp. (Electric Utilities) .... 62
1,730
Fiserv, Inc. (Financial Services)(a) ...... 276
331
FMC Corp. (Chemicals) ............. 21
11,919
Ford Motor Co. (Automobiles) ........ 158
1,951
Fortinet, Inc. (Software)(a) ........... 133
1,031
Fortive Corp. (Machinery) ........... 89
336 Fortune Brands Innovations, Inc. (Building
Products) .................... 28
1,024
Fox Corp., Class - A (Media) .......... 32
244
Fox Corp., Class - B (Media) ......... 7
748
Franklin Resources, Inc. (Capital Markets) 21
4,226
Freeport-McMoRan, Inc. (Metals & Mining) 199
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
233
Gartner, Inc. (IT Services)(a) .......... $ 111
1,196 GE HealthCare Technologies, Inc. (Health
Care Equipment & Supplies) ...... 109
1,748
Gen Digital, Inc. (Software) .......... 39
685 General Dynamics Corp. (Aerospace &
Defense) .................... 194
3,242 General Electric Co. (Industrial
Conglomerates) ............... 569
1,713
General Mills, Inc. (Food Products) ..... 120
4,105
General Motors Co. (Automobiles) ..... 186
414
Genuine Parts Co. (Distributors) ....... 64
3,744
Gilead Sciences, Inc. (Biotechnology) ... 274
778
Global Payments, Inc. (Financial Services) 104
310
Globe Life, Inc. (Insurance) .......... 36
391
GoDaddy, Inc., Class - A (IT Services)(a) . 46
486
Graco, Inc. (Machinery) ............. 45
2,649 Halliburton Co. (Energy Equipment &
Services) .................... 104
403
Hasbro, Inc. (Leisure Products) ........ 23
606 HCA Healthcare, Inc. (Health Care
Providers & Services) ........... 202
1,755 Healthpeak Properties, Inc. (Health Care
REITs) ..................... 33
133
HEICO Corp. (Aerospace & Defense) ... 25
225 HEICO Corp., Class - A (Aerospace &
Defense) .................... 35
391 Henry Schein, Inc. (Health Care Providers &
Services)(a) .................. 30
809
Hess Corp. (Oil, Gas & Consumable Fuels) 123
3,805 Hewlett Packard Enterprise Co. (Technology
Hardware, Storage & Peripherals) .. 67
472 HF Sinclair Corp. (Oil, Gas & Consumable
Fuels) ...................... 28
732 Hilton Worldwide Holdings, Inc. (Hotels,
Restaurants & Leisure) .......... 156
727 Hologic, Inc. (Health Care Equipment &
Supplies)(a) .................. 57
1,970 Honeywell International, Inc. (Industrial
Conglomerates) ............... 404
911
Hormel Foods Corp. (Food Products) .... 32
2,156 Host Hotels & Resorts, Inc. (Hotel & Resort
REITs) ..................... 45
1,180 Howmet Aerospace, Inc. (Aerospace &
Defense) .................... 81
2,600 HP, Inc. (Technology Hardware, Storage &
Peripherals) .................. 79
155
Hubbell, Inc. (Electrical Equipment) .... 64
139
HubSpot, Inc. (Software)(a) .......... 87
370 Humana, Inc. (Health Care Providers &
Services) .................... 128
4,354
Huntington Bancshares, Inc. (Banks) .... 61
122 Huntington Ingalls Industries, Inc.
(Aerospace & Defense) ......... 36
114 Hyatt Hotels Corp., Class - A (Hotels,
Restaurants & Leisure) .......... 18
222
IDEX Corp. (Machinery) ............ 54

HC CAPITAL TRUST
The ESG Growth Portfolio
Portfolio of Investments (continued) — March 31, 2024 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
245 IDEXX Laboratories, Inc. (Health Care
Equipment & Supplies)(a) ....... $ 132
813
Illinois Tool Works, Inc. (Machinery) .... 218
465 Illumina, Inc. (Life Sciences Tools &
Services)(a) .................. 64
560
Incyte Corp. (Biotechnology)(a) ....... 32
1,189
Ingersoll Rand, Inc. (Machinery) ....... 113
205 Insulet Corp. (Health Care Equipment &
Supplies)(a) .................. 35
12,476 Intel Corp. (Semiconductors &
Semiconductor Equipment) ....... 551
1,703 Intercontinental Exchange, Inc. (Capital
Markets) .................... 234
2,715 International Business Machines Corp. (IT
Services) .................... 518
759 International Flavors & Fragrances, Inc.
(Chemicals) .................. 65
1,039 International Paper Co. (Containers &
Packaging) .................. 41
817
Intuit, Inc. (Software) ............... 531
1,049 Intuitive Surgical, Inc. (Health Care
Equipment & Supplies)(a) ....... 419
1,844
Invitation Homes, Inc. (Residential REITs) 66
545 IQVIA Holdings, Inc. (Life Sciences Tools
& Services)(a) ................ 138
858
Iron Mountain, Inc. (Specialized REITs) . 69
393 Jabil, Inc. (Electronic Equipment,
Instruments & Components) ...... 53
221 Jack Henry & Associates, Inc. (Financial
Services) .................... 38
374 Jacobs Solutions, Inc. (Professional
Services) .................... 57
152 Jazz Pharmaceuticals PLC
(Pharmaceuticals)(a) ........... 18
43 Jazz Pharmaceuticals PLC
(Pharmaceuticals)(a) ........... 5
246 JB Hunt Transport Services, Inc. (Ground
Transportation) ............... 49
7,006
Johnson & Johnson (Pharmaceuticals) ... 1,108
8,553
JPMorgan Chase & Co. (Banks) ....... 1,713
967 Juniper Networks, Inc. (Communications
Equipment) .................. 36
802
Kellanova (Food Products) ........... 46
5,096
Kenvue, Inc. (Personal Care Products) ... 109
3,098
Keurig Dr. Pepper, Inc. (Beverages) ..... 95
2,950
KeyCorp (Banks) .................. 47
537 Keysight Technologies, Inc. (Electronic
Equipment, Instruments &
Components)(a) ............... 84
1,019
Kimberly-Clark Corp. (Household Products) 132
2,069
Kimco Realty Corp. (Retail REITs) ..... 41
5,984 Kinder Morgan, Inc. (Oil, Gas &
Consumable Fuels) ............. 110
1,700
KKR & Co., Inc. (Capital Markets) ..... 171
409 KLA Corp. (Semiconductors &
Semiconductor Equipment) ....... 286
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
490 Knight-Swift Transportation Holdings, Inc.
(Ground Transportation) ......... $ 27
561 L3Harris Technologies, Inc. (Aerospace &
Defense) .................... 120
264 Laboratory Corp. of America Holdings
(Health Care Providers & Services) . 58
394 Lam Research Corp. (Semiconductors &
Semiconductor Equipment) ....... 383
429 Lamb Weston Holdings, Inc. (Food
Products) .................... 46
1,115 Las Vegas Sands Corp. (Hotels, Restaurants
& Leisure) ................... 58
403 Lattice Semiconductor Corp.
(Semiconductors & Semiconductor
Equipment)(a) ................ 32
199
Lear Corp. (Automobile Components) ... 29
388 Leidos Holdings, Inc. (Professional
Services) .................... 51
746 Lennar Corp., Class - A (Household
Durables) ................... 128
100 Lennox International, Inc. (Building
Products) .................... 49
1,416
Linde PLC (Chemicals) ............. 657
487 Live Nation Entertainment, Inc.
(Entertainment)(a) ............. 52
802
LKQ Corp. (Distributors) ............ 43
667 Lockheed Martin Corp. (Aerospace &
Defense) .................... 303
591
Loews Corp. (Insurance) ............. 46
1,718
Lowe's Cos., Inc. (Specialty Retail) ..... 438
233 LPL Financial Holdings, Inc. (Capital
Markets) .................... 62
779 LyondellBasell Industries N.V., Class - A
(Chemicals) .................. 80
503
M&T Bank Corp. (Banks) ............ 73
188
Manhattan Associates, Inc. (Software)(a) . 47
1,882 Marathon Oil Corp. (Oil, Gas &
Consumable Fuels) ............. 53
1,138 Marathon Petroleum Corp. (Oil, Gas &
Consumable Fuels) ............. 229
116 MarketAxess Holdings, Inc. (Capital
Markets) .................... 25
750 Marriott International, Inc., Class - A
(Hotels, Restaurants & Leisure) .... 189
1,474
Marsh & McLennan Cos., Inc. (Insurance) 304
180 Martin Marietta Materials, Inc.
(Construction Materials) ......... 111
2,508 Marvell Technology, Inc. (Semiconductors
& Semiconductor Equipment) ..... 178
698
Masco Corp. (Building Products) ....... 55
2,479 Mastercard, Inc., Class - A (Financial
Services) .................... 1,194
844 Match Group, Inc. (Interactive Media &
Services)(a) .................. 31
741
McCormick & Co., Inc. (Food Products) . 57
2,184 McDonald's Corp. (Hotels, Restaurants &
Leisure) .................... 616

HC CAPITAL TRUST
The ESG Growth Portfolio
Portfolio of Investments (continued) — March 31, 2024 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
395 McKesson Corp. (Health Care Providers &
Services) .................... $ 212
7,546
Merck & Co., Inc. (Pharmaceuticals) .... 996
1,775
MetLife, Inc. (Insurance) ............ 132
64 Mettler-Toledo International, Inc. (Life
Sciences Tools & Services)(a) ..... 85
721 MGM Resorts International (Hotels,
Restaurants & Leisure)(a) ........ 34
1,594 Microchip Technology, Inc.
(Semiconductors & Semiconductor
Equipment) .................. 143
3,294 Micron Technology, Inc. (Semiconductors &
Semiconductor Equipment) ....... 388
20,916
Microsoft Corp. (Software) ........... 8,801
373 Mid-America Apartment Communities, Inc.
(Residential REITs) ............ 49
960
Moderna, Inc. (Biotechnology)(a) ...... 102
171 Molina Healthcare, Inc. (Health Care
Providers & Services)(a) ......... 70
568 Molson Coors Beverage Co., Class - B
(Beverages) .................. 38
4,038 Mondelez International, Inc., Class - A
(Food Products) ............... 283
216
MongoDB, Inc. (IT Services)(a) ....... 77
147 Monolithic Power Systems, Inc.
(Semiconductors & Semiconductor
Equipment) .................. 100
2,355
Monster Beverage Corp. (Beverages)(a) .. 140
490
Moody's Corp. (Capital Markets) ....... 193
3,621
Morgan Stanley (Capital Markets) ...... 341
504 Motorola Solutions, Inc. (Communications
Equipment) .................. 179
1,014
Nasdaq, Inc. (Capital Markets) ........ 64
631 NetApp, Inc. (Technology Hardware,
Storage & Peripherals) .......... 66
1,303
Netflix, Inc. (Entertainment)(a) ........ 791
289 Neurocrine Biosciences, Inc.
(Biotechnology)(a) ............. 40
3,429
Newmont Corp. (Metals & Mining) ..... 123
1,230
News Corp., Class - A (Media) ........ 32
6,103
NextEra Energy, Inc. (Electric Utilities) .. 390
3,597 NIKE, Inc., Class - B (Textiles, Apparel &
Luxury Goods) ............... 338
1,317
NiSource, Inc. (Multi-Utilities) ........ 36
154
Nordson Corp. (Machinery) .......... 42
669 Norfolk Southern Corp. (Ground
Transportation) ............... 171
640
Northern Trust Corp. (Capital Markets) .. 57
431 Northrop Grumman Corp. (Aerospace &
Defense) .................... 206
742
NRG Energy, Inc. (Electric Utilities) .... 50
739
Nucor Corp. (Metals & Mining) ....... 146
7,322 NVIDIA Corp. (Semiconductors &
Semiconductor Equipment) ....... 6,617
10
NVR, Inc. (Household Durables)(a) ..... 81
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
1,974 Occidental Petroleum Corp. (Oil, Gas &
Consumable Fuels) ............. $ 128
457
Okta, Inc. (IT Services)(a) ............ 48
576 Old Dominion Freight Line, Inc. (Ground
Transportation) ............... 126
598
Omnicom Group, Inc. (Media) ........ 58
1,275 ON Semiconductor Corp. (Semiconductors
& Semiconductor Equipment)(a) ... 94
1,731 ONEOK, Inc. (Oil, Gas & Consumable
Fuels) ...................... 139
4,889
Oracle Corp. (Software) ............. 614
180 O'Reilly Automotive, Inc. (Specialty Retail)
(a) ........................ 203
1,202
Otis Worldwide Corp. (Machinery) ..... 119
730
Ovintiv, Inc. (Oil, Gas & Consumable Fuels) 38
250
Owens Corning (Building Products) .... 42
1,549
PACCAR, Inc. (Machinery) .......... 192
243 Packaging Corp. of America (Containers &
Packaging) .................. 46
958
Palo Alto Networks, Inc. (Software)(a) ... 272
1,520
Paramount Global, Class - B (Media) .... 18
374
Parker-Hannifin Corp. (Machinery) ..... 208
954
Paychex, Inc. (Professional Services) .... 117
162 Paycom Software, Inc. (Professional
Services) .................... 32
128 Paylocity Holding Corp. (Professional
Services)(a) .................. 22
2,952 PayPal Holdings, Inc. (Financial Services)
(a) ........................ 198
4,109
PepsiCo, Inc. (Beverages) ............ 719
16,746
Pfizer, Inc. (Pharmaceuticals) ......... 465
6,020
PG&E Corp. (Electric Utilities) ........ 101
1,281
Phillips 66 (Oil, Gas & Consumable Fuels) 209
701 Pioneer Natural Resources Co. (Oil, Gas &
Consumable Fuels) ............. 184
117
Pool Corp. (Distributors) ............ 47
693
PPG Industries, Inc. (Chemicals) ....... 100
2,211
PPL Corp. (Electric Utilities) .......... 61
723
Principal Financial Group, Inc. (Insurance) 62
2,757
Prologis, Inc. (Industrial REITs) ....... 359
1,093
Prudential Financial, Inc. (Insurance) .... 128
337
PTC, Inc. (Software)(a) ............. 64
1,468 Public Service Enterprise Group, Inc.
(Multi-Utilities) ............... 98
470
Public Storage (Specialized REITs) ..... 136
667
PulteGroup, Inc. (Household Durables) .. 80
304 Qorvo, Inc. (Semiconductors &
Semiconductor Equipment)(a) ..... 35
3,328 QUALCOMM, Inc. (Semiconductors &
Semiconductor Equipment) ....... 563
420 Quanta Services, Inc. (Construction &
Engineering) ................. 109
329 Quest Diagnostics, Inc. (Health Care
Providers & Services) ........... 44

HC CAPITAL TRUST
The ESG Growth Portfolio
Portfolio of Investments (continued) — March 31, 2024 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
609 Raymond James Financial, Inc. (Capital
Markets) .................... $ 78
547 RB Global, Inc. (Commercial Services &
Supplies) .................... 42
2,435
Realty Income Corp. (Retail REITs) ..... 132
563
Regency Centers Corp. (Retail REITs) ... 34
319 Regeneron Pharmaceuticals, Inc.
(Biotechnology)(a) ............. 307
2,806
Regions Financial Corp. (Banks) ....... 59
175
Reliance, Inc. (Metals & Mining) ...... 58
158 Repligen Corp. (Life Sciences Tools &
Services)(a) .................. 29
671 Republic Services, Inc. (Commercial
Services & Supplies) ........... 128
430 ResMed, Inc. (Health Care Equipment &
Supplies) .................... 85
374 Revvity, Inc. (Life Sciences Tools &
Services) .................... 39
1,908 Rivian Automotive, Inc., Class - A
(Automobiles)(a) .............. 21
298
Robert Half, Inc. (Professional Services) . 24
1,364 Robinhood Markets, Inc., Class - A (Capital
Markets)(a) .................. 27
334 Rockwell Automation, Inc. (Electrical
Equipment) .................. 97
369
Roku, Inc. (Entertainment)(a) ......... 24
918 Rollins, Inc. (Commercial Services &
Supplies) .................... 42
326
Roper Technologies, Inc. (Software) .... 183
1,011
Ross Stores, Inc. (Specialty Retail) ..... 148
721 Royal Caribbean Cruises Ltd. (Hotels,
Restaurants & Leisure)(a) ........ 100
1,170 Royalty Pharma PLC, Class - A
(Pharmaceuticals) ............. 36
384
RPM International, Inc. (Chemicals) .... 46
4,272
RTX Corp. (Aerospace & Defense) ..... 417
966
S&P Global, Inc. (Capital Markets) ..... 411
2,869
Salesforce, Inc. (Software)(a) ......... 864
580
Samsara, Inc., Class - A (Software)(a) ... 22
322 SBA Communications Corp. (Specialized
REITs) ..................... 70
4,280 Schlumberger N.V. (Energy Equipment &
Services) .................... 235
620 Seagate Technology Holdings PLC
(Technology Hardware, Storage &
Peripherals) .................. 58
1,649
Sempra (Multi-Utilities) ............. 118
608
ServiceNow, Inc. (Software)(a) ........ 464
978
Simon Property Group, Inc. (Retail REITs) 153
2,495
Sirius XM Holdings, Inc. (Media) ...... 10
468 Skyworks Solutions, Inc. (Semiconductors
& Semiconductor Equipment) ..... 51
2,938 Snap, Inc., Class - A (Interactive Media &
Services)(a) .................. 34
153
Snap-on, Inc. (Machinery) ........... 45
834
Snowflake, Inc., Class - A (IT Services)(a) 135
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
410
Southwest Airlines Co. (Passenger Airlines) $ 12
459
Stanley Black & Decker, Inc. (Machinery) 45
3,402 Starbucks Corp. (Hotels, Restaurants &
Leisure) .................... 311
867
State Street Corp. (Capital Markets) ..... 67
482
Steel Dynamics, Inc. (Metals & Mining) . 71
293 STERIS PLC (Health Care Equipment &
Supplies) .................... 66
1,016 Stryker Corp. (Health Care Equipment &
Supplies) .................... 364
387
Sun Communities, Inc. (Residential REITs) 50
1,291
Synchrony Financial (Consumer Finance) 56
454
Synopsys, Inc. (Software)(a) .......... 259
1,505 Sysco Corp. (Consumer Staples Distribution
& Retail) .................... 122
671
T. Rowe Price Group, Inc. (Capital Markets) 82
499 Take-Two Interactive Software, Inc.
(Entertainment)(a) ............. 74
647 Targa Resources Corp. (Oil, Gas &
Consumable Fuels) ............. 72
1,404 Target Corp. (Consumer Staples Distribution
& Retail) .................... 249
919 TE Connectivity Ltd. (Electronic
Equipment, Instruments &
Components) ................. 133
142 Teledyne Technologies, Inc. (Electronic
Equipment, Instruments &
Components)(a) ............... 61
143 Teleflex, Inc. (Health Care Equipment &
Supplies) .................... 32
456 Teradyne, Inc. (Semiconductors &
Semiconductor Equipment) ....... 51
8,466
Tesla, Inc. (Automobiles)(a) .......... 1,488
2,701 Texas Instruments, Inc. (Semiconductors &
Semiconductor Equipment) ....... 471
54 Texas Pacific Land Corp. (Oil, Gas &
Consumable Fuels) ............. 31
619
Textron, Inc. (Aerospace & Defense) .... 59
2,030 The AES Corp. (Independent Power and
Renewable Electricity Producers) .. 36
779
The Allstate Corp. (Insurance) ......... 135
2,222 The Bank of New York Mellon Corp.
(Capital Markets) .............. 128
1,699
The Boeing Co. (Aerospace & Defense)(a) 328
677
The Carlyle Group, Inc. (Capital Markets) 32
4,507 The Charles Schwab Corp. (Capital
Markets) .................... 326
856 The Cigna Group (Health Care Providers &
Services) .................... 311
362
The Clorox Co. (Household Products) ... 55
12,223
The Coca-Cola Co. (Beverages) ....... 748
584 The Cooper Cos., Inc. (Health Care
Equipment & Supplies) ......... 59
682 The Estee Lauder Cos., Inc. (Personal Care
Products) .................... 105

HC CAPITAL TRUST
The ESG Growth Portfolio
Portfolio of Investments (continued) — March 31, 2024 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
976 The Goldman Sachs Group, Inc. (Capital
Markets) .................... $ 408
929 The Hartford Financial Services Group, Inc.
(Insurance) .................. 96
450
The Hershey Co. (Food Products) ...... 88
2,940
The Home Depot, Inc. (Specialty Retail) . 1,128
1,159
The Interpublic Group of Cos., Inc. (Media) 38
313
The J.M. Smucker Co. (Food Products) .. 39
2,602
The Kraft Heinz Co. (Food Products) .... 96
2,080 The Kroger Co. (Consumer Staples
Distribution & Retail) ........... 119
996
The Mosaic Co. (Chemicals) .......... 32
1,151 The PNC Financial Services Group, Inc.
(Banks) ..................... 186
7,020 The Procter & Gamble Co. (Household
Products) .................... 1,139
1,765
The Progressive Corp. (Insurance) ...... 365
705
The Sherwin-Williams Co. (Chemicals) .. 245
3,240
The Southern Co. (Electric Utilities) .... 232
3,381
The TJX Cos., Inc. (Specialty Retail) .... 343
309
The Toro Co. (Machinery) ............ 28
669
The Travelers Cos., Inc. (Insurance) ..... 154
5,435
The Walt Disney Co. (Entertainment) .... 665
3,573 The Williams Cos., Inc. (Oil, Gas &
Consumable Fuels) ............. 139
1,143 Thermo Fisher Scientific, Inc. (Life Sciences
Tools & Services) .............. 664
1,465 T-Mobile US, Inc. (Wireless
Telecommunication Services) ..... 239
927
Toast, Inc., Class - A (Financial Services)(a) 23
326
Tractor Supply Co. (Specialty Retail) .... 85
328 Tradeweb Markets, Inc., Class - A (Capital
Markets) .................... 34
164 TransDigm Group, Inc. (Aerospace &
Defense) .................... 202
576
TransUnion (Professional Services) ..... 46
756 Trimble, Inc. (Electronic Equipment,
Instruments & Components)(a) .... 49
3,828
Truist Financial Corp. (Banks) ......... 149
466
Twilio, Inc., Class - A (IT Services)(a) ... 28
126
Tyler Technologies, Inc. (Software)(a) ... 54
861
Tyson Foods, Inc., Class - A (Food Products) 51
4,519
U.S. Bancorp (Banks) ............... 202
5,555 Uber Technologies, Inc. (Ground
Transportation)(a) ............. 428
1,007
UDR, Inc. (Residential REITs) ........ 38
303 U-Haul Holding Co. (Ground
Transportation) ............... 20
1,134
UiPath, Inc., Class - A (Software)(a) .... 26
148
Ulta Beauty, Inc. (Specialty Retail)(a) ... 77
1,816 Union Pacific Corp. (Ground
Transportation) ............... 447
2,155 United Parcel Service, Inc., Class - B (Air
Freight & Logistics) ............ 320
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
203 United Rentals, Inc. (Trading Companies &
Distributors) ................. $ 146
135 United Therapeutics Corp. (Biotechnology)
(a) ........................ 31
2,754 UnitedHealth Group, Inc. (Health Care
Providers & Services) ........... 1,362
700
Unity Software, Inc. (Software)(a) ...... 19
100 Vail Resorts, Inc. (Hotels, Restaurants &
Leisure) .................... 22
1,021 Valero Energy Corp. (Oil, Gas &
Consumable Fuels) ............. 174
451 Veeva Systems, Inc., Class - A (Health Care
Technology)(a) ............... 104
1,208
Ventas, Inc. (Health Care REITs) ....... 53
711 Veralto Corp. (Commercial Services &
Supplies) .................... 63
281
VeriSign, Inc. (IT Services)(a) ......... 53
439 Verisk Analytics, Inc. (Professional
Services) .................... 103
12,503 Verizon Communications, Inc. (Diversified
Telecommunication Services) ..... 525
760 Vertex Pharmaceuticals, Inc.
(Biotechnology)(a) ............. 318
1,136 Vertiv Holdings Co., Class - A (Electrical
Equipment) .................. 93
3,592
Viatris, Inc. (Pharmaceuticals) ......... 43
2,995
VICI Properties, Inc. (Specialized REITs) 89
4,704
Visa, Inc., Class - A (Financial Services) . 1,313
1,037 Vistra Corp. (Independent Power and
Renewable Electricity Producers) .. 72
385 Vulcan Materials Co. (Construction
Materials) ................... 105
639
W.R. Berkley Corp. (Insurance) ........ 57
136 W.W. Grainger, Inc. (Trading Companies &
Distributors) ................. 138
2,219 Walgreens Boots Alliance, Inc. (Consumer
Staples Distribution & Retail) ..... 48
13,249 Walmart, Inc. (Consumer Staples
Distribution & Retail) ........... 797
6,856 Warner Bros. Discovery, Inc.
(Entertainment)(a) ............. 60
1,208 Waste Management, Inc. (Commercial
Services & Supplies) ........... 257
175 Waters Corp. (Life Sciences Tools &
Services)(a) .................. 60
96 Watsco, Inc. (Trading Companies &
Distributors) ................. 41
940
WEC Energy Group, Inc. (Multi-Utilities) 77
10,851
Wells Fargo & Co. (Banks) ........... 629
1,596
Welltower, Inc. (Health Care REITs) .... 149
217 West Pharmaceutical Services, Inc. (Life
Sciences Tools & Services) ....... 86
954 Western Digital Corp. (Technology
Hardware, Storage & Peripherals)(a) 65
536 Westinghouse Air Brake Technologies Corp.
(Machinery) ................. 78
121
Westlake Corp. (Chemicals) .......... 18

HC CAPITAL TRUST
The ESG Growth Portfolio
Portfolio of Investments (continued) — March 31, 2024 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
703
Westrock Co. (Containers & Packaging) .. $ 35
2,170
Weyerhaeuser Co. (Specialized REITs) .. 78
182
Williams-Sonoma, Inc. (Specialty Retail) . 58
600
Workday, Inc., Class - A (Software)(a) ... 164
681
WP Carey, Inc. (Diversified REITs) ..... 38
328 Wynn Resorts Ltd. (Hotels, Restaurants &
Leisure) .................... 34
1,615
Xcel Energy, Inc. (Electric Utilities) ..... 87
704
Xylem, Inc. (Machinery) ............. 91
821 Yum! Brands, Inc. (Hotels, Restaurants &
Leisure) .................... 114
151 Zebra Technologies Corp. (Electronic
Equipment, Instruments &
Components)(a) ............... 46
414 Zillow Group, Inc., Class - C (Real Estate
Management & Development)(a) ... 20
613 Zimmer Biomet Holdings, Inc. (Health Care
Equipment & Supplies) ......... 81
1,401
Zoetis, Inc. (Pharmaceuticals) ......... 237
710 Zoom Video Communications, Inc., Class -
A (Software)(a) ............... 46
259
Zscaler, Inc. (Software)(a) ............ 50
128,685
Uruguay — 0.11%
136
MercadoLibre, Inc. (Broadline Retail)(a) . 206
Total Common Stocks .............. 186,910
Warrant — 0.00%
Canada — 0.00%
60 Constellation Software, Inc., 3/31/40
(Software)(a)(c) ............... —
Total Warrant ................... —
Investment Company — 0.49%
Money Market Funds — 0.49%
932,944 State Street Institutional Treasury Plus
Money Market Fund, Trust Class ,
5.20%(d) .................... 933
Total Investment Company .......... 933
Total Investments (cost $121,591 ) —
99.66% ..................... 187,843
Other assets in excess of liabilities —
0.34% ...................... 647
Net Assets - 100.00% $ 188,490
Amounts designated as "—" are $0 or have been rounded to $0.
(a) Represents non-income producing security.
(b) Represents a security purchased under Rule 144A or Section 4(2)
and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(c) Security was valued using significant unobservable inputs as of March
31, 2024.
(d) Annualized 7-day yield as of period-end.
ADR—American Depositary Receipt
REIT—Real Estate Investment Trust

HC CAPITAL TRUST
The ESG Growth Portfolio
Portfolio of Investments (concluded) — March 31, 2024 (Unaudited)
The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of March 31, 2024.
Amounts designated as "—" indicate the Specialist Manager
did not manage any holdings in that category.
The ESG Growth Portfolio
Mellon
Investments
Corporation
Parametric
Portfolio
Associates,
LLC Total
Common Stocks ...................................................................................................................................................... 99.17% — 99.17%
Warrant .................................................................................................................................................................... 0.00% — 0.00%
Investment Companies ............................................................................................................................................. 0.01% 0.48% 0.49%
Other Assets (Liabilities) .........................................................................................................................................
0.26% 0.08% 0.34%
Total Net Assets .................................................................................................................................................. 99.44% 0.56% 100.00%
The following table reflects the open derivative positions held by the Portfolio as of March 31, 2024 .
Futures Contracts Purchased *
Description
Number of
Contracts Expiration Date
Notional Amount
(000)
Value and
Unrealized
Appreciation/
(Depreciation)
(000)
E-Mini S&P 500 Future ......................... 2 6/21/24 $ 531 $ 3
MSCI EAFE Index Future ....................... 2 6/21/24 236 1
$ 767 $ 4
Total Unrealized Appreciation ..................... $ 4
Total Unrealized Depreciation ..................... —
Total Net Unrealized Appreciation/(Depreciation) ....... $ 4
* Cash has been pledged as collateral for futures contracts held by the Portfolio.

HC CAPITAL TRUST
The Catholic SRI Growth Portfolio
Portfolio of Investments — March 31, 2024 (Unaudited)
65
Shares Security Description
Value
(000)
Common Stocks — 99 .71%
Australia — 1 .96%
109
Ampol Ltd. ( Oil, Gas & Consumable Fuels ) $ 3
1,837
ANZ Group Holdings Ltd. ( Banks ) ..... 35
917
APA Group ( Gas Utilities ) ........... 5
361 Aristocrat Leisure Ltd. ( Hotels, Restaurants
& Leisure ) ................... 10
125
ASX Ltd. ( Capital Markets ) .......... 5
95
Atlassian Corp. , Class - A ( Software ) (a) .. 19
1,289 Aurizon Holdings Ltd. ( Ground
Transportation ) ............... 3
3,088
BHP Group Ltd. ( Metals & Mining ) ..... 89
248
BlueScope Steel Ltd. ( Metals & Mining ) . 4
785 Brambles Ltd. ( Commercial Services &
Supplies ) .................... 8
233 CAR Group Ltd. ( Interactive Media &
Services ) .................... 5
41 Cochlear Ltd. ( Health Care Equipment &
Supplies ) .................... 9
780 Coles Group Ltd. ( Consumer Staples
Distribution & Retail ) ........... 9
1,021
Commonwealth Bank of Australia ( Banks ) 80
306
Computershare Ltd. ( Professional Services ) 5
551
Dexus ( Office REITs ) ............... 3
102 EBOS Group Ltd. ( Health Care Providers &
Services ) .................... 2
980 Endeavour Group Ltd. ( Consumer Staples
Distribution & Retail ) ........... 4
1,053
Fortescue Ltd. ( Metals & Mining ) ...... 18
1,047
Goodman Group ( Industrial REITs ) ..... 23
115 IDP Education Ltd. ( Diversified Consumer
Services ) .................... 1
1,294
Insurance Australia Group Ltd. ( Insurance ) 5
227
Macquarie Group Ltd. ( Capital Markets ) . 30
1,579
Medibank Pvt. Ltd. ( Insurance ) ........ 4
96
Mineral Resources Ltd. ( Metals & Mining ) 4
2,016
Mirvac Group ( Diversified REITs ) ...... 3
1,907
National Australia Bank Ltd. ( Banks ) .... 43
709 Northern Star Resources Ltd. ( Metals &
Mining ) ..................... 7
347
Orica Ltd. ( Chemicals ) .............. 4
902
Origin Energy Ltd. ( Electric Utilities ) ... 5
1,631
Pilbara Minerals Ltd. ( Metals & Mining ) . 4
503
Qantas Airways Ltd. ( Passenger Airlines ) (a) 2
889
QBE Insurance Group Ltd. ( Insurance ) .. 11
29 REA Group Ltd. ( Interactive Media &
Services ) .................... 4
114 Reece Ltd. ( Trading Companies &
Distributors ) ................. 2
223
Rio Tinto Ltd. ( Metals & Mining ) ...... 18
2,037 Santos Ltd. ( Oil, Gas & Consumable
Fuels ) (b) .................... 10
3,327
Scentre Group ( Retail REITs ) ......... 7
244
SEEK Ltd. ( Interactive Media & Services ) 4
61 Seven Group Holdings Ltd. ( Trading
Companies & Distributors ) ....... 2
Shares Security Description
Value
(000)
Common Stocks (continued)
Australia (continued)
239 Sonic Healthcare Ltd. ( Health Care
Providers & Services ) ........... $ 5
2,634
South32 Ltd. ( Metals & Mining ) ....... 5
1,290
Stockland ( Diversified REITs ) ......... 4
802
Suncorp Group Ltd. ( Insurance ) ....... 9
2,429 Telstra Group Ltd. ( Diversified
Telecommunication Services ) ..... 6
399
The GPT Group ( Diversified REITs ) .... 1
1,446 The Lottery Corp. Ltd. ( Hotels, Restaurants
& Leisure ) ................... 5
1,995 Transurban Group ( Transportation
Infrastructure ) ................ 17
413
Treasury Wine Estates Ltd. ( Beverages ) .. 3
2,104
Vicinity Ltd. ( Retail REITs ) (b) ........ 3
176 Washington H Soul Pattinson & Co. Ltd.
( Financial Services ) ............ 4
693
Wesfarmers Ltd. ( Broadline Retail ) ..... 31
2,138
Westpac Banking Corp. ( Banks ) ....... 36
112
WiseTech Global Ltd. ( Software ) ....... 7
1,166 Woodside Energy Group Ltd. ( Oil, Gas &
Consumable Fuels ) ............. 23
767 Woolworths Group Ltd. ( Consumer Staples
Distribution & Retail ) ........... 17
685
Austria — 0 .05%
222
Erste Group Bank AG ( Banks ) (b) ...... 9
74
OMV AG ( Oil, Gas & Consumable Fuels ) 4
39
Verbund AG ( Electric Utilities ) ........ 3
57
voestalpine AG ( Metals & Mining ) ..... 2
18
Belgium — 0 .23%
91
Ageas SA/N.V. ( Insurance ) ........... 4
542 Anheuser-Busch InBev SA/N.V.
( Beverages ) .................. 33
16
D'ieteren Group ( Distributors ) ......... 4
17
Elia Group SA/N.V. ( Electric Utilities ) (b) 2
51 Groupe Bruxelles Lambert N.V. ( Financial
Services ) .................... 4
149
KBC Group N.V. ( Banks ) ............ 11
9
Sofina SA ( Financial Services ) ........ 2
39
Syensqo SA ( Chemicals ) (a) ........... 4
80
UCB SA ( Pharmaceuticals ) ........... 10
108
Umicore SA ( Chemicals ) (b) .......... 2
108 Warehouses De Pauw CVA ( Industrial
REITs ) ..................... 3
79
Bermuda — 0 .09%
228
Arch Capital Group Ltd. ( Insurance ) (a) .. 21
24
Everest Group Ltd. ( Insurance ) ........ 10
31

HC CAPITAL TRUST
The Catholic SRI Growth Portfolio
Portfolio of Investments (continued) — March 31, 2024 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Canada — 3 .56%
328
Agnico Eagle Mines Ltd. ( Metals & Mining ) $ 20
100
Air Canada ( Passenger Airlines ) (a) (b) ... 1
469 Alimentation Couche-Tard, Inc. ( Consumer
Staples Distribution & Retail ) ..... 27
144
AltaGas Ltd. ( Gas Utilities ) ........... 3
353 ARC Resources Ltd. ( Oil, Gas &
Consumable Fuels ) ............. 6
444
Bank of Montreal ( Banks ) ............ 43
997
Barrick Gold Corp. ( Metals & Mining ) .. 17
15 BCE, Inc. ( Diversified Telecommunication
Services ) .................... 1
196 Brookfield Asset Management Ltd. , Class -
A ( Capital Markets ) ............ 8
817
Brookfield Corp. ( Capital Markets ) ..... 34
22
BRP, Inc. ( Leisure Products ) .......... 1
269 Cameco Corp. ( Oil, Gas & Consumable
Fuels ) ...................... 12
46 Canadian Apartment Properties REIT
( Residential REITs ) (b) .......... 2
570 Canadian Imperial Bank of Commerce
( Banks ) ..................... 29
339 Canadian National Railway Co. ( Ground
Transportation ) ............... 45
627 Canadian Natural Resources Ltd. ( Oil, Gas
& Consumable Fuels ) ........... 48
568 Canadian Pacific Kansas City Ltd. ( Ground
Transportation ) ............... 49
31 Canadian Tire Corp. Ltd. , Class - A
( Broadline Retail ) ............. 3
110 Canadian Utilities Ltd. , Class - A ( Multi-
Utilities ) .................... 3
81 CCL Industries, Inc. , Class - B ( Containers
& Packaging ) (b) .............. 4
882 Cenovus Energy, Inc. ( Oil, Gas &
Consumable Fuels ) ............. 18
131
CGI, Inc. ( IT Services ) (a) ............ 14
11
Constellation Software, Inc. ( Software ) .. 30
162
Dollarama, Inc. ( Broadline Retail ) ...... 12
204 Element Fleet Management Corp.
( Commercial Services & Supplies ) (b) 3
151
Emera, Inc. ( Electric Utilities ) ......... 5
85 Empire Co. Ltd. , Class - A ( Consumer
Staples Distribution & Retail ) ..... 2
1,305 Enbridge, Inc. ( Oil, Gas & Consumable
Fuels ) ...................... 47
12
Fairfax Financial Holdings Ltd. ( Insurance ) 13
516 First Quantum Minerals Ltd. ( Metals &
Mining ) ..................... 6
34 FirstService Corp. ( Real Estate Management
& Development ) .............. 6
277
Fortis, Inc. ( Electric Utilities ) ......... 11
123
Franco-Nevada Corp. ( Metals & Mining ) . 15
44 George Weston Ltd. ( Consumer Staples
Distribution & Retail ) ........... 6
127 GFL Environmental, Inc. ( Commercial
Services & Supplies ) ........... 4
Shares Security Description
Value
(000)
Common Stocks (continued)
Canada (continued)
97 Gildan Activewear, Inc. ( Textiles, Apparel &
Luxury Goods ) ............... $ 4
157
Great-West Lifeco, Inc. ( Insurance ) ..... 5
206
Hydro One Ltd. ( Electric Utilities ) (b) .... 6
53
iA Financial Corp., Inc. ( Insurance ) ..... 3
50
IGM Financial, Inc. ( Capital Markets ) ... 1
120 Imperial Oil Ltd. ( Oil, Gas & Consumable
Fuels ) ...................... 8
111
Intact Financial Corp. ( Insurance ) (b) .... 18
339
Ivanhoe Mines Ltd. ( Metals & Mining ) (a) 4
121 Keyera Corp. ( Oil, Gas & Consumable
Fuels ) ...................... 3
776
Kinross Gold Corp. ( Metals & Mining ) .. 5
87 Loblaw Cos. Ltd. ( Consumer Staples
Distribution & Retail ) ........... 10
71 Lululemon Athletica, Inc. ( Textiles, Apparel
& Luxury Goods ) (a) ............ 28
340
Lundin Mining Corp. ( Metals & Mining ) (b) 3
180 Magna International, Inc. ( Automobile
Components ) ................. 10
1,113
Manulife Financial Corp. ( Insurance ) .... 28
163 MEG Energy Corp. ( Oil, Gas & Consumable
Fuels ) (a) (b) .................. 4
159 Metro, Inc. ( Consumer Staples Distribution
& Retail ) .................... 9
212
National Bank of Canada ( Banks ) ...... 18
158 Northland Power, Inc. ( Independent Power
and Renewable Electricity Producers ) 3
312
Nutrien Ltd. ( Chemicals ) ............ 17
42
Onex Corp. ( Capital Markets ) ......... 3
151
Open Text Corp. ( Software ) (b) ........ 6
198 Pan American Silver Corp. ( Metals &
Mining ) ..................... 3
80 Parkland Corp. ( Oil, Gas & Consumable
Fuels ) (b) .................... 3
333 Pembina Pipeline Corp. ( Oil, Gas &
Consumable Fuels ) ............. 12
328
Power Corp. of Canada ( Insurance ) ..... 9
78 Quebecor, Inc. , Class - B ( Diversified
Telecommunication Services ) ..... 2
169 Restaurant Brands International, Inc.
( Hotels, Restaurants & Leisure ) .... 13
72 RioCan Real Estate Investment Trust ( Retail
REITs ) (b) ................... 1
235 Rogers Communications, Inc. , Class - B
( Wireless Telecommunication
Services ) .................... 10
851
Royal Bank of Canada ( Banks ) ........ 85
141
Saputo, Inc. ( Food Products ) (b) ........ 3
735
Shopify, Inc. , Class - A ( IT Services ) (a) .. 56
67
Stantec, Inc. ( Construction & Engineering ) 6
366
Sun Life Financial, Inc. ( Insurance ) ..... 20
805 Suncor Energy, Inc. ( Oil, Gas &
Consumable Fuels ) ............. 30
632 TC Energy Corp. ( Oil, Gas & Consumable
Fuels ) ...................... 25

HC CAPITAL TRUST
The Catholic SRI Growth Portfolio
Portfolio of Investments (continued) — March 31, 2024 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Canada (continued)
258 Teck Resources Ltd. , Class - B ( Metals &
Mining ) ..................... $ 12
353 TELUS Corp. ( Diversified
Telecommunication Services ) ..... 6
43 TFI International, Inc. ( Ground
Transportation ) ............... 7
747
The Bank of Nova Scotia ( Banks ) ...... 39
67 The Descartes Systems Group, Inc.
( Software ) (a) ................. 6
1,065
The Toronto-Dominion Bank ( Banks ) ... 63
90 Thomson Reuters Corp. ( Professional
Services ) .................... 14
140
TMX Group Ltd. ( Capital Markets ) ..... 4
47 Toromont Industries Ltd. ( Trading
Companies & Distributors ) ....... 5
177 Tourmaline Oil Corp. ( Oil, Gas &
Consumable Fuels ) ............. 8
159 Waste Connections, Inc. ( Commercial
Services & Supplies ) ........... 27
37 West Fraser Timber Co. Ltd. ( Paper &
Forest Products ) ............... 3
271 Wheaton Precious Metals Corp. ( Metals &
Mining ) ..................... 13
73 WSP Global, Inc. ( Construction &
Engineering ) ................. 12
1,241
Chile — 0 .02%
254
Antofagasta PLC ( Metals & Mining ) .... 7
Denmark — 0 .31%
2 A.P. Moller - Maersk A/S , Class - A ( Marine
Transportation ) ............... 3
3 A.P. Moller - Maersk A/S , Class - B ( Marine
Transportation ) ............... 4
65
Carlsberg A/S , Class - B ( Beverages ) .... 9
80 Coloplast A/S , Class - B ( Health Care
Equipment & Supplies ) ......... 11
401
Danske Bank A/S ( Banks ) ............ 12
51 Demant A/S ( Health Care Equipment &
Supplies ) (a) .................. 3
102
DSV A/S ( Air Freight & Logistics ) ..... 16
232
Novonesis , B shares ( Chemicals ) ....... 14
114
Orsted A/S ( Electric Utilities ) (b) ....... 6
50 Pandora A/S ( Textiles, Apparel & Luxury
Goods ) ..................... 8
5 ROCKWOOL A/S , Class - B ( Building
Products ) .................... 2
192
Tryg A/S ( Insurance ) (b) ............. 4
625 Vestas Wind Systems A/S ( Electrical
Equipment ) (a) ................ 16
108
Finland — 0 .28%
102 Elisa Oyj ( Diversified Telecommunication
Services ) .................... 5
Shares Security Description
Value
(000)
Common Stocks (continued)
Finland (continued)
234
Fortum Oyj ( Electric Utilities ) ......... $ 3
138 Kesko Oyj , Class - B ( Consumer Staples
Distribution & Retail ) ........... 3
202
Kone Oyj , Class - B ( Machinery ) ....... 9
372
Metso Oyj ( Machinery ) (b) ........... 4
249
Neste Oyj ( Oil, Gas & Consumable Fuels ) 7
3,527
Nokia Oyj ( Communications Equipment ) . 13
1,951
Nordea Bank Abp ( Banks ) ........... 21
271
Sampo Oyj , A Shares ( Insurance ) ...... 12
442 Stora Enso Oyj , Registered Shares ( Paper &
Forest Products ) ............... 6
314 UPM-Kymmene Oyj ( Paper & Forest
Products ) .................... 10
235
Wartsila Oyj Abp ( Machinery ) ......... 4
97
France — 2 .89%
141
Accor SA ( Hotels, Restaurants & Leisure ) 7
16 Aeroports de Paris SA ( Transportation
Infrastructure ) ................ 2
318
Air Liquide SA ( Chemicals ) .......... 66
181
Alstom SA ( Machinery ) ............. 3
30
Amundi SA ( Capital Markets ) ......... 2
44
Arkema SA ( Chemicals ) ............. 5
1,101
AXA SA ( Insurance ) ............... 41
22 BioMerieux ( Health Care Equipment &
Supplies ) .................... 2
618
BNP Paribas SA ( Banks ) ............. 44
481
Bollore SE ( Entertainment ) ........... 3
107
Bouygues SA ( Construction & Engineering ) 4
163 Bureau Veritas SA ( Professional
Services ) (b) .................. 5
96
Capgemini SE ( IT Services ) .......... 22
320 Carrefour SA ( Consumer Staples
Distribution & Retail ) (b) ........ 5
279
Cie de Saint-Gobain SA ( Building Products ) 22
427 Cie Generale des Etablissements Michelin
SCA ( Automobile Components ) ... 16
27
Covivio SA ( Office REITs ) ........... 1
587
Credit Agricole SA ( Banks ) ........... 9
396
Danone SA ( Food Products ) .......... 26
412
Dassault Systemes SE ( Software ) ...... 18
161
Edenred SE ( Financial Services ) ....... 9
43
Eiffage SA ( Construction & Engineering ) (b) 5
1,139
Engie SA ( Multi-Utilities ) ............ 19
182 EssilorLuxottica SA ( Health Care
Equipment & Supplies ) ......... 41
23
Eurazeo SE ( Financial Services ) ....... 2
23
Gecina SA ( Office REITs ) (b) .......... 2
218
Getlink SE ( Transportation Infrastructure ) 4
19 Hermes International SCA ( Textiles, Apparel
& Luxury Goods ) .............. 48
22
Ipsen SA ( Pharmaceuticals ) ........... 3

HC CAPITAL TRUST
The Catholic SRI Growth Portfolio
Portfolio of Investments (continued) — March 31, 2024 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
France (continued)
46 Kering SA ( Textiles, Apparel & Luxury
Goods ) ..................... $ 18
138
Klepierre SA ( Retail REITs ) .......... 4
59 La Francaise des Jeux SAEM ( Hotels,
Restaurants & Leisure ) .......... 2
166
Legrand SA ( Electrical Equipment ) ..... 18
147
L'Oreal SA ( Personal Care Products ) .... 70
168 LVMH Moet Hennessy Louis Vuitton SE
( Textiles, Apparel & Luxury Goods ) 150
1,170 Orange SA ( Diversified Telecommunication
Services ) (b) .................. 14
127
Pernod Ricard SA ( Beverages ) ........ 21
136
Publicis Groupe SA ( Media ) .......... 15
17
Remy Cointreau SA ( Beverages ) ....... 2
99
Renault SA ( Automobiles ) ........... 5
180 Rexel SA ( Trading Companies &
Distributors ) ................. 5
330 Schneider Electric SE ( Electrical
Equipment ) (b) ................ 75
16
SEB SA ( Household Durables ) (b) ...... 2
426
Societe Generale SA ( Banks ) ......... 11
54
Sodexo SA ( Hotels, Restaurants & Leisure ) 5
35
Teleperformance SE ( Professional Services ) 3
1,327 TotalEnergies SE ( Oil, Gas & Consumable
Fuels ) ...................... 91
66 Unibail-Rodamco-Westfield ( Retail
REITs ) (a) ................... 5
432
Veolia Environnement SA ( Multi-Utilities ) 14
289
Vinci SA ( Construction & Engineering ) .. 37
387
Vivendi SE ( Media ) ................ 4
148
Worldline SA ( Financial Services ) (a) .... 2
1,009
Germany — 2 .08%
100 adidas AG ( Textiles, Apparel & Luxury
Goods ) ..................... 22
228
Allianz SE , Registered Shares ( Insurance ) 68
552
BASF SE ( Chemicals ) .............. 32
199 Bayerische Motoren Werke AG
( Automobiles ) ................ 23
34 Bayerische Motoren Werke AG , Preference
Shares ( Automobiles ) ........... 4
45
Bechtle AG ( IT Services ) ............ 2
81 Brenntag SE ( Trading Companies &
Distributors ) ................. 7
23 Carl Zeiss Meditec AG , Class - BR ( Health
Care Equipment & Supplies ) ...... 3
632
Commerzbank AG ( Banks ) ........... 9
78
Continental AG ( Automobile Components ) 6
107
Covestro AG ( Chemicals ) (a) .......... 6
324
Daimler Truck Holding AG ( Machinery ) . 16
111 Delivery Hero SE ( Hotels, Restaurants &
Leisure ) (a) .................. 3
1,200 Deutsche Bank AG , Registered Shares
( Capital Markets ) .............. 19
Shares Security Description
Value
(000)
Common Stocks (continued)
Germany (continued)
116
Deutsche Boerse AG ( Capital Markets ) .. $ 24
304 Deutsche Lufthansa AG , Registered Shares
( Passenger Airlines ) (a) (b) ........ 2
607
Deutsche Post AG ( Air Freight & Logistics ) 26
1,981 Deutsche Telekom AG ( Diversified
Telecommunication Services ) (b) ... 48
75 Dr. Ing. h.c. F. Porsche AG , Preference
Shares ( Automobiles ) ........... 7
1,377
E.ON SE ( Multi-Utilities ) ............ 19
105
Evonik Industries AG ( Chemicals ) ...... 2
131 Fresenius Medical Care AG ( Health Care
Providers & Services ) ........... 5
135
GEA Group AG ( Machinery ) ......... 6
40
Hannover Rueck SE ( Insurance ) ....... 11
81 Heidelberg Materials AG ( Construction
Materials ) ................... 9
70 Henkel AG & Co. KGaA ( Household
Products ) .................... 5
111 Henkel AG & Co. KGaA , Preference Shares
( Household Products ) ........... 9
795 Infineon Technologies AG ( Semiconductors
& Semiconductor Equipment ) (b) ... 27
41
Knorr-Bremse AG ( Machinery ) ........ 3
41 LEG Immobilien SE ( Real Estate
Management & Development ) (a) ... 4
493
Mercedes-Benz Group AG ( Automobiles ) 39
34 MTU Aero Engines AG ( Aerospace &
Defense ) .................... 9
83 Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen ,
Registered Shares ( Insurance ) ..... 40
35
Nemetschek SE ( Software ) ........... 3
117 Porsche Automobil Holding SE , Preference
Shares ( Automobiles ) ........... 6
61 Puma SE ( Textiles, Apparel & Luxury
Goods ) (b) ................... 3
3
Rational AG ( Machinery ) ............ 3
366 RWE AG ( Independent Power and
Renewable Electricity Producers ) .. 12
634
SAP SE ( Software ) ................. 123
49
Scout24 SE ( Interactive Media & Services ) 4
305 Siemens Energy AG ( Electrical
Equipment ) (a) (b) .............. 6
81
Symrise AG ( Chemicals ) (b) .......... 10
41
Talanx AG ( Insurance ) .............. 3
16
Volkswagen AG ( Automobiles ) ........ 2
135 Volkswagen AG , Preference Shares
( Automobiles ) ................ 18
423 Vonovia SE ( Real Estate Management &
Development ) ................ 13
121
Zalando SE ( Specialty Retail ) (a) ....... 3
724
Hong Kong — 0 .56%
7,092
AIA Group Ltd. ( Insurance ) .......... 49
2,000
BOC Hong Kong Holdings Ltd. ( Banks ) . 5

HC CAPITAL TRUST
The Catholic SRI Growth Portfolio
Portfolio of Investments (continued) — March 31, 2024 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Hong Kong (continued)
1,500 CK Asset Holdings Ltd. ( Real Estate
Management & Development ) ..... $ 6
1,500 CK Hutchison Holdings Ltd. ( Industrial
Conglomerates ) ............... 7
500 CK Infrastructure Holdings Ltd. ( Electric
Utilities ) .................... 3
1,000
CLP Holdings Ltd. ( Electric Utilities ) ... 8
1,000 ESR Group Ltd. ( Real Estate Management
& Development ) .............. 1
30 Futu Holdings Ltd. , ADR ( Capital
Markets ) (a) .................. 2
1,000 Galaxy Entertainment Group Ltd. ( Hotels,
Restaurants & Leisure ) .......... 5
1,000 Hang Lung Properties Ltd. ( Real Estate
Management & Development ) ..... 1
400
Hang Seng Bank Ltd. ( Banks ) ......... 4
1,000 Henderson Land Development Co.
Ltd. ( Real Estate Management &
Development ) ................ 3
2,000 HKT Trust & HKT Ltd. ( Diversified
Telecommunication Services ) (b) ... 2
5,985 Hong Kong & China Gas Co. Ltd. ( Gas
Utilities ) .................... 5
723 Hong Kong Exchanges & Clearing Ltd.
( Capital Markets ) .............. 21
700 Hongkong Land Holdings Ltd. ( Real Estate
Management & Development ) ..... 2
100 Jardine Matheson Holdings Ltd. ( Industrial
Conglomerates ) ............... 4
1,566
Link REIT ( Retail REITs ) ............ 7
1,000
MTR Corp. Ltd. ( Ground Transportation ) . 3
779 Power Assets Holdings Ltd. ( Electric
Utilities ) .................... 5
1,733
Prudential PLC ( Insurance ) ........... 16
2,129 Sino Land Co. Ltd. ( Real Estate
Management & Development ) ..... 2
1,000 SITC International Holdings Co. Ltd.
( Marine Transportation ) ......... 2
1,000 Sun Hung Kai Properties Ltd. ( Real Estate
Management & Development ) ..... 10
139 Swire Pacific Ltd. , Class - A ( Real Estate
Management & Development ) ..... 1
600 Swire Properties Ltd. ( Real Estate
Management & Development ) ..... 1
757
Techtronic Industries Co. Ltd. ( Machinery ) 10
1,000 The Wharf Holdings Ltd. ( Real Estate
Management & Development ) ..... 3
4,728
WH Group Ltd. ( Food Products ) ....... 3
1,000 Wharf Real Estate Investment Co. Ltd. ( Real
Estate Management & Development ) 3
194
Ireland (Republic of) — 1 .21%
374
Accenture PLC , Class - A ( IT Services ) .. 129
39 AerCap Holdings N.V. ( Trading Companies
& Distributors ) (a) ............. 3
Shares Security Description
Value
(000)
Common Stocks (continued)
Ireland (Republic of) (continued)
92 AerCap Holdings N.V. ( Trading Companies
& Distributors ) (a) ............. $ 8
770
AIB Group PLC ( Banks ) ............ 4
50
Allegion PLC ( Building Products ) ...... 7
162
Aptiv PLC ( Automobile Components ) (a) . 13
599
Bank of Ireland Group PLC ( Banks ) .... 6
414
CRH PLC ( Construction Materials ) ..... 36
571
Experian PLC ( Professional Services ) ... 25
100 Flutter Entertainment PLC ( Hotels,
Restaurants & Leisure ) (a) ........ 20
9 Flutter Entertainment PLC ( Hotels,
Restaurants & Leisure ) (a) (b) ...... 2
259 James Hardie Industries PLC ( Construction
Materials ) (a) ................. 10
425 Johnson Controls International PLC
( Building Products ) ............ 28
101
Kingspan Group PLC ( Building Products ) 9
814 Medtronic PLC ( Health Care Equipment &
Supplies ) .................... 71
163 Smurfit Kappa Group PLC ( Containers &
Packaging ) (b) ................ 7
140 Trane Technologies PLC ( Building
Products ) .................... 42
420
Israel — 0 .18%
50 Azrieli Group Ltd. ( Real Estate Management
& Development ) .............. 4
818
Bank Hapoalim BM ( Banks ) .......... 8
842
Bank Leumi Le-Israel BM ( Banks ) ..... 7
56 Check Point Software Technologies Ltd.
( Software ) (a) ................. 8
23
CyberArk Software Ltd. ( Software ) (a) ... 6
56
Global-e Online Ltd. ( Broadline Retail ) (a) 2
362
ICL Group Ltd. ( Chemicals ) .......... 2
—
Isracard Ltd. ( Consumer Finance ) ...... —
727
Israel Discount Bank Ltd. , Class - A ( Banks ) 4
97
Mizrahi Tefahot Bank Ltd. ( Banks ) ..... 4
13
Monday.com Ltd. ( Software ) (a) ........ 3
41
Nice Ltd. ( Software ) (a) .............. 10
28
Wix.com Ltd. ( IT Services ) (a) ......... 4
62
Italy — 0 .67%
62 Amplifon SpA ( Health Care Providers &
Services ) .................... 2
580
Assicurazioni Generali SpA ( Insurance ) .. 15
617
Banco BPM SpA ( Banks ) ............ 4
406 Davide Campari-Milano N.V. , Class - M
( Beverages ) (b) ................ 4
13 DiaSorin SpA ( Health Care Equipment &
Supplies ) .................... 1
4,972
Enel SpA ( Electric Utilities ) (b) ........ 33
1,359
Eni SpA ( Oil, Gas & Consumable Fuels ) . 21

HC CAPITAL TRUST
The Catholic SRI Growth Portfolio
Portfolio of Investments (continued) — March 31, 2024 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Italy (continued)
77
Ferrari N.V. ( Automobiles ) ........... $ 34
344
FinecoBank Banca Fineco SpA ( Banks ) .. 5
208 Infrastrutture Wireless Italiane SpA
( Diversified Telecommunication
Services ) (b) .................. 2
8,395
Intesa Sanpaolo SpA ( Banks ) (b) ....... 30
318 Mediobanca Banca di Credito Finanziario
SpA ( Banks ) ................. 5
123 Moncler SpA ( Textiles, Apparel & Luxury
Goods ) ..................... 9
360
Nexi SpA ( Financial Services ) (a) ....... 2
367
Poste Italiane SpA ( Insurance ) ......... 5
133
Prysmian SpA ( Electrical Equipment ) ... 7
49 Recordati Industria Chimica e Farmaceutica
SpA ( Pharmaceuticals ) .......... 3
1,265
Snam SpA ( Gas Utilities ) ............ 6
4,827 Telecom Italia SpA/Milano ( Diversified
Telecommunication Services ) (a) ... 1
946 Terna - Rete Elettrica Nazionale ( Electric
Utilities ) .................... 8
919
UniCredit SpA ( Banks ) .............. 35
232
Japan — 6 .23%
500 Advantest Corp. ( Semiconductors &
Semiconductor Equipment ) (b) ..... 22
400 Aeon Co. Ltd. ( Consumer Staples
Distribution & Retail ) ........... 9
100
AGC, Inc. ( Building Products ) ........ 4
100
Aisin Corp. ( Automobile Components ) .. 4
100
ANA Holdings, Inc. ( Passenger Airlines ) (b) 2
100 Asahi Intecc Co. Ltd. ( Health Care
Equipment & Supplies ) ......... 2
800
Asahi Kasei Corp. ( Chemicals ) ........ 6
100 Azbil Corp. ( Electronic Equipment,
Instruments & Components ) ...... 3
400 Bandai Namco Holdings, Inc. ( Leisure
Products ) .................... 7
333 Bridgestone Corp. ( Automobile
Components ) ................. 15
100 Brother Industries Ltd. ( Technology
Hardware, Storage & Peripherals ) .. 2
600 Canon, Inc. ( Technology Hardware, Storage
& Peripherals ) ................ 18
200
Capcom Co. Ltd. ( Entertainment ) ...... 4
500 Central Japan Railway Co. ( Ground
Transportation ) ............... 12
400 Chubu Electric Power Co., Inc. ( Electric
Utilities ) .................... 5
700
Concordia Financial Group Ltd. ( Banks ) . 4
100 Dai Nippon Printing Co. Ltd. ( Commercial
Services & Supplies ) ........... 3
190
Daifuku Co. Ltd. ( Machinery ) ......... 5
586
Dai-ichi Life Holdings, Inc. ( Insurance ) .. 15
220
Daikin Industries Ltd. ( Building Products ) 30
Shares Security Description
Value
(000)
Common Stocks (continued)
Japan (continued)
300 Daiwa House Industry Co. Ltd. ( Real Estate
Management & Development ) ..... $ 9
900 Daiwa Securities Group, Inc. ( Capital
Markets ) .................... 7
1,124
Denso Corp. ( Automobile Components ) .. 21
100
Dentsu Group, Inc. ( Media ) .......... 3
105 Disco Corp. ( Semiconductors &
Semiconductor Equipment ) ....... 38
600 East Japan Railway Co. ( Ground
Transportation ) ............... 11
1,700 ENEOS Holdings, Inc. ( Oil, Gas &
Consumable Fuels ) ............. 8
545
FANUC Corp. ( Machinery ) ........... 15
100
Fast Retailing Co. Ltd. ( Specialty Retail ) . 31
100
Fuji Electric Co. Ltd. ( Electrical Equipment ) 7
600 FUJIFILM Holdings Corp. ( Technology
Hardware, Storage & Peripherals ) .. 13
1,520
Fujitsu Ltd. ( IT Services ) (b) .......... 24
3
GLP J-Reit ( Industrial REITs ) (b) ....... 3
100 Hamamatsu Photonics KK ( Electronic
Equipment, Instruments &
Components ) ................. 4
100 Hankyu Hanshin Holdings, Inc. ( Ground
Transportation ) ............... 3
27 Hikari Tsushin, Inc. ( Industrial
Conglomerates ) ............... 5
42 Hirose Electric Co. Ltd. ( Electronic
Equipment, Instruments &
Components ) ................. 4
100 Hitachi Construction Machinery Co. Ltd.
( Machinery ) ................. 3
2,800
Honda Motor Co. Ltd. ( Automobiles ) ... 34
100
Hoshizaki Corp. ( Machinery ) ......... 4
200 Hoya Corp. ( Health Care Equipment &
Supplies ) .................... 25
200 Hulic Co. Ltd. ( Real Estate Management &
Development ) (b) .............. 2
100 Ibiden Co. Ltd. ( Electronic Equipment,
Instruments & Components ) ...... 4
760 Idemitsu Kosan Co. Ltd. ( Oil, Gas &
Consumable Fuels ) (b) .......... 5
100 Iida Group Holdings Co. Ltd. ( Household
Durables ) ................... 1
600
Inpex Corp. ( Oil, Gas & Consumable Fuels ) 9
300
Isuzu Motors Ltd. ( Automobiles ) ....... 4
700 ITOCHU Corp. ( Trading Companies &
Distributors ) ................. 30
48 Japan Airlines Co. Ltd. ( Passenger
Airlines ) (b) .................. 1
300 Japan Exchange Group, Inc. ( Capital
Markets ) .................... 8
4 Japan Metropolitan Fund Invest ( Retail
REITs ) ..................... 2
800
Japan Post Bank Co. Ltd. ( Banks ) (b) .... 9
1,300
Japan Post Holdings Co. Ltd. ( Insurance ) (b) 13
100
Japan Post Insurance Co. Ltd. ( Insurance ) (b) 2

HC CAPITAL TRUST
The Catholic SRI Growth Portfolio
Portfolio of Investments (continued) — March 31, 2024 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Japan (continued)
1 Japan Real Estate Investment Corp. ( Office
REITs ) ..................... $ 4
300
JFE Holdings, Inc. ( Metals & Mining ) (b) . 5
300
Kajima Corp. ( Construction & Engineering ) 6
227
Kao Corp. ( Personal Care Products ) ..... 8
300 Kawasaki Kisen Kaisha Ltd. ( Marine
Transportation ) ............... 4
874 KDDI Corp. ( Wireless Telecommunication
Services ) .................... 26
6 KDX Realty Investment Corp. ( Diversified
REITs ) ..................... 6
100 Keisei Electric Railway Co. Ltd. ( Ground
Transportation ) ............... 4
134 Keyence Corp. ( Electronic Equipment,
Instruments & Components ) ...... 62
500
Kikkoman Corp. ( Food Products ) ...... 6
100 Kintetsu Group Holdings Co. Ltd. ( Ground
Transportation ) ............... 3
500
Kirin Holdings Co. Ltd. ( Beverages ) .... 7
100 Kobe Bussan Co. Ltd. ( Consumer Staples
Distribution & Retail ) ........... 2
168 Koito Manufacturing Co. Ltd. ( Automobile
Components ) ................. 2
600
Komatsu Ltd. ( Machinery ) ........... 18
100
Konami Group Corp. ( Entertainment ) ... 7
600
Kubota Corp. ( Machinery ) ........... 9
800 Kyocera Corp. ( Electronic Equipment,
Instruments & Components ) ...... 11
200
Kyowa Kirin Co. Ltd. ( Pharmaceuticals ) . 4
1,500
LY Corp. ( Interactive Media & Services ) . 4
300
M3, Inc. ( Health Care Technology ) ..... 4
100
Makita Corp. ( Machinery ) ........... 3
900 Marubeni Corp. ( Trading Companies &
Distributors ) ................. 16
200 MatsukiyoCocokara & Co. ( Consumer
Staples Distribution & Retail ) ..... 3
300
Mazda Motor Corp. ( Automobiles ) ..... 3
200
MINEBEA MITSUMI, Inc. ( Machinery ) . 4
200
MISUMI Group, Inc. ( Machinery ) ...... 3
2,100 Mitsubishi Corp. ( Trading Companies &
Distributors ) ................. 48
1,200 Mitsubishi Electric Corp. ( Electrical
Equipment ) .................. 20
600 Mitsubishi Estate Co. Ltd. ( Real Estate
Management & Development ) ..... 11
500 Mitsubishi HC Capital, Inc. ( Financial
Services ) .................... 3
2,000 Mitsubishi Heavy Industries Ltd.
( Machinery ) ................. 18
6,679 Mitsubishi UFJ Financial Group, Inc.
( Banks ) ..................... 68
800 Mitsui & Co. Ltd. ( Trading Companies &
Distributors ) ................. 37
100
Mitsui Chemicals, Inc. ( Chemicals ) ..... 3
1,800 Mitsui Fudosan Co. Ltd. ( Real Estate
Management & Development ) ..... 19
Shares Security Description
Value
(000)
Common Stocks (continued)
Japan (continued)
200 Mitsui O.S.K. Lines Ltd. ( Marine
Transportation ) ............... $ 6
1,410
Mizuho Financial Group, Inc. ( Banks ) ... 28
200 MonotaRO Co. Ltd. ( Trading Companies &
Distributors ) ................. 2
690 MS&AD Insurance Group Holdings, Inc.
( Insurance ) .................. 12
1,011 Murata Manufacturing Co. Ltd. ( Electronic
Equipment, Instruments &
Components ) ................. 19
130
NEC Corp. ( IT Services ) ............. 9
200
Nexon Co. Ltd. ( Entertainment ) ....... 3
300
NIDEC Corp. ( Electrical Equipment ) .... 12
650
Nintendo Co. Ltd. ( Entertainment ) ...... 35
1
Nippon Building Fund, Inc. ( Office REITs ) 4
600 Nippon Paint Holdings Co. Ltd.
( Chemicals ) (b) ................ 4
1 Nippon Prologis REIT, Inc. ( Industrial
REITs ) (b) ................... 2
100
Nippon Sanso Holdings Corp. ( Chemicals ) 3
500
Nippon Steel Corp. ( Metals & Mining ) (b) 12
17,950 Nippon Telegraph & Telephone Corp.
( Diversified Telecommunication
Services ) .................... 21
300
Nippon Yusen KK ( Marine Transportation ) 8
1,300
Nissan Motor Co. Ltd. ( Automobiles ) ... 5
200 Nissin Foods Holdings Co. Ltd. ( Food
Products ) (b) ................. 6
100
Nitto Denko Corp. ( Chemicals ) ........ 9
2,000
Nomura Holdings, Inc. ( Capital Markets ) . 13
100 Nomura Real Estate Holdings, Inc. ( Real
Estate Management & Development ) 3
3 Nomura Real Estate Master Fund, Inc.
( Diversified REITs ) ............ 3
235 Nomura Research Institute Ltd. ( IT
Services ) .................... 7
400
NTT Data Group Corp. ( IT Services ) .... 6
400 Obayashi Corp. ( Construction &
Engineering ) ................. 5
200 Odakyu Electric Railway Co. Ltd. ( Ground
Transportation ) ............... 3
700 Olympus Corp. ( Health Care Equipment &
Supplies ) .................... 10
147 Omron Corp. ( Electronic Equipment,
Instruments & Components ) ...... 5
49
Oracle Corp. Japan ( Software ) ......... 4
700 Oriental Land Co. Ltd. ( Hotels, Restaurants
& Leisure ) ................... 22
700
ORIX Corp. ( Financial Services ) ....... 15
200
Osaka Gas Co. Ltd. ( Gas Utilities ) ...... 4
268
Otsuka Corp. ( IT Services ) ........... 6
268 Pan Pacific International Holdings Corp.
( Broadline Retail ) ............. 7
1,300 Panasonic Holdings Corp. ( Household
Durables ) ................... 12
1,000
Rakuten Group, Inc. ( Broadline Retail ) (b) 6

HC CAPITAL TRUST
The Catholic SRI Growth Portfolio
Portfolio of Investments (continued) — March 31, 2024 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Japan (continued)
900 Recruit Holdings Co. Ltd. ( Professional
Services ) .................... $ 39
900 Renesas Electronics Corp. ( Semiconductors
& Semiconductor Equipment ) (a) (b) . 16
1,300
Resona Holdings, Inc. ( Banks ) ........ 8
400 Ricoh Co. Ltd. ( Technology Hardware,
Storage & Peripherals ) .......... 4
184 Rohm Co. Ltd. ( Semiconductors &
Semiconductor Equipment ) ....... 3
200
SBI Holdings, Inc. ( Capital Markets ) .... 5
100
SCSK Corp. ( IT Services ) ............ 2
100 Secom Co. Ltd. ( Commercial Services &
Supplies ) .................... 7
200 Seiko Epson Corp. ( Technology Hardware,
Storage & Peripherals ) .......... 3
200 Sekisui Chemical Co. Ltd. ( Household
Durables ) ................... 3
400
Sekisui House Ltd. ( Household Durables ) 9
1,401 Seven & i Holdings Co. Ltd. ( Consumer
Staples Distribution & Retail ) ..... 20
200 SG Holdings Co. Ltd. ( Air Freight &
Logistics ) ................... 3
300
Sharp Corp. ( Household Durables ) (a) (b) . 2
300 Shimizu Corp. ( Construction &
Engineering ) ................. 2
1,100
Shin-Etsu Chemical Co. Ltd. ( Chemicals ) 48
300
Shizuoka Financial Group, Inc. ( Banks ) .. 3
1,700 SoftBank Corp. ( Wireless
Telecommunication Services ) ..... 22
618 SoftBank Group Corp. ( Wireless
Telecommunication Services ) ..... 37
600
Sompo Holdings, Inc. ( Insurance ) ...... 13
800
Sony Group Corp. ( Household Durables ) . 69
100 Square Enix Holdings Co. Ltd.
( Entertainment ) ............... 4
400
Subaru Corp. ( Automobiles ) .......... 9
200 SUMCO Corp. ( Semiconductors &
Semiconductor Equipment ) (b) ..... 3
600 Sumitomo Corp. ( Trading Companies &
Distributors ) ................. 14
400 Sumitomo Electric Industries Ltd.
( Automobile Components ) ....... 6
200 Sumitomo Metal Mining Co. Ltd. ( Metals &
Mining ) ..................... 6
800 Sumitomo Mitsui Financial Group, Inc.
( Banks ) ..................... 47
446 Sumitomo Mitsui Trust Holdings, Inc.
( Banks ) ..................... 10
200 Sumitomo Realty & Development Co.
Ltd. ( Real Estate Management &
Development ) ................ 7
100
Suntory Beverage & Food Ltd. ( Beverages ) 3
800
Suzuki Motor Corp. ( Automobiles ) ..... 9
300
T&D Holdings, Inc. ( Insurance ) ....... 5
100
Taisei Corp. ( Construction & Engineering ) 4
200 TDK Corp. ( Electronic Equipment,
Instruments & Components ) ...... 10
Shares Security Description
Value
(000)
Common Stocks (continued)
Japan (continued)
800 Terumo Corp. ( Health Care Equipment &
Supplies ) .................... $ 15
400
The Chiba Bank Ltd. ( Banks ) ......... 3
400 The Kansai Electric Power Co., Inc.
( Electric Utilities ) ............. 6
100
TIS, Inc. ( IT Services ) .............. 2
145 Tobu Railway Co. Ltd. ( Ground
Transportation ) ............... 4
45
Toho Co. Ltd. ( Entertainment ) ......... 1
1,093
Tokio Marine Holdings, Inc. ( Insurance ) . 34
900 Tokyo Electric Power Co. Holdings, Inc.
( Electric Utilities ) (a) ........... 5
300 Tokyo Electron Ltd. ( Semiconductors &
Semiconductor Equipment ) ....... 79
200
Tokyo Gas Co. Ltd. ( Gas Utilities ) ...... 5
300
Tokyu Corp. ( Ground Transportation ) ... 4
200 TOPPAN Holdings, Inc. ( Commercial
Services & Supplies ) ........... 5
800
Toray Industries, Inc. ( Chemicals ) ...... 4
100
TOTO Ltd. ( Building Products ) ........ 3
100
Toyota Industries Corp. ( Machinery ) .... 10
6,550
Toyota Motor Corp. ( Automobiles ) ..... 166
100 Toyota Tsusho Corp. ( Trading Companies &
Distributors ) ................. 7
100
Trend Micro, Inc. ( Software ) .......... 5
200
Unicharm Corp. ( Household Products ) ... 6
200
USS Co. Ltd. ( Specialty Retail ) ........ 2
200
Yakult Honsha Co. Ltd. ( Food Products ) . 4
100
Yamaha Corp. ( Leisure Products ) ...... 2
600
Yamaha Motor Co. Ltd. ( Automobiles ) .. 6
200 Yamato Holdings Co. Ltd. ( Air Freight &
Logistics ) ................... 3
100
Yaskawa Electric Corp. ( Machinery ) .... 4
100 Yokogawa Electric Corp. ( Electronic
Equipment, Instruments &
Components ) ................. 2
100 Zensho Holdings Co. Ltd. ( Hotels,
Restaurants & Leisure ) .......... 4
100
ZOZO, Inc. ( Specialty Retail ) (b) ....... 2
2,174
Luxembourg — 0 .04%
363
ArcelorMittal SA ( Metals & Mining ) .... 10
259
Tenaris SA ( Energy Equipment & Services ) 5
15
Macau — 0 .01%
1,200 Sands China Ltd. ( Hotels, Restaurants &
Leisure ) (a) .................. 3
Netherlands — 1 .66%
224
ABN AMRO Bank N.V. ( Banks ) ....... 4
13
Adyen N.V. ( Financial Services ) (a) (b) ... 22
807
Aegon Ltd. ( Insurance ) .............. 5

HC CAPITAL TRUST
The Catholic SRI Growth Portfolio
Portfolio of Investments (continued) — March 31, 2024 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Netherlands (continued)
113
Akzo Nobel N.V. ( Chemicals ) ......... $ 8
35
Argenx SE ( Biotechnology ) (a) ........ 14
28 ASM International N.V. ( Semiconductors &
Semiconductor Equipment ) ....... 17
243 ASML Holding N.V. ( Semiconductors &
Semiconductor Equipment ) (b) ..... 235
102
ASR Nederland N.V. ( Insurance ) ....... 5
47 BE Semiconductor Industries N.V.
( Semiconductors & Semiconductor
Equipment ) .................. 7
44
Euronext N.V. ( Capital Markets ) ....... 4
62
EXOR N.V. ( Financial Services ) ....... 7
91
Heineken Holding N.V. ( Beverages ) .... 7
179
Heineken N.V. ( Beverages ) ........... 17
31 IMCD N.V. ( Trading Companies &
Distributors ) (b) ............... 5
2,082
ING Groep N.V. ( Banks ) ............. 35
59
JDE Peet's N.V. ( Food Products ) (b) ..... 1
589 Koninklijke Ahold Delhaize N.V. ( Consumer
Staples Distribution & Retail ) ..... 18
1,770 Koninklijke KPN N.V. ( Diversified
Telecommunication Services ) ..... 7
458 Koninklijke Philips N.V. ( Health Care
Equipment & Supplies ) (a) ....... 9
152
NN Group N.V. ( Insurance ) ........... 7
155 NXP Semiconductors N.V. ( Semiconductors
& Semiconductor Equipment ) ..... 39
51
OCI N.V. ( Chemicals ) (b) ............ 1
898
Prosus N.V. ( Broadline Retail ) (b) ...... 28
66
Randstad N.V. ( Professional Services ) ... 3
1,348
Stellantis N.V. ( Automobiles ) ......... 39
479 Universal Music Group N.V.
( Entertainment ) ............... 14
149
Wolters Kluwer N.V. ( Professional Services ) 23
581
New Zealand — 0 .07%
657 Auckland International Airport Ltd.
( Transportation Infrastructure ) ..... 3
304 Fisher & Paykel Healthcare Corp. Ltd.
( Health Care Equipment & Supplies ) 5
634
Mercury NZ Ltd. ( Electric Utilities ) ..... 3
828 Meridian Energy Ltd. ( Independent Power
and Renewable Electricity Producers ) 3
1,066 Spark New Zealand Ltd. ( Diversified
Telecommunication Services ) ..... 3
93
Xero Ltd. ( Software ) (a) ............. 8
25
Norway — 0 .17%
161 Adevinta ASA ( Interactive Media &
Services ) (a) .................. 2
225 Aker BP ASA ( Oil, Gas & Consumable
Fuels ) ...................... 6
592
DNB Bank ASA ( Banks ) ............ 12
Shares Security Description
Value
(000)
Common Stocks (continued)
Norway (continued)
563 Equinor ASA ( Oil, Gas & Consumable
Fuels ) ...................... $ 14
121
Gjensidige Forsikring ASA ( Insurance ) .. 2
274
Mowi ASA ( Food Products ) (b) ........ 5
977
Norsk Hydro ASA ( Metals & Mining ) ... 5
382
Orkla ASA ( Food Products ) .......... 3
47
Salmar ASA ( Food Products ) ......... 3
373 Telenor ASA ( Diversified
Telecommunication Services ) ..... 4
93
Yara International ASA ( Chemicals ) .... 3
59
Portugal — 0 .04%
1,828 EDP - Energias de Portugal SA ( Electric
Utilities ) .................... 7
282 Galp Energia SGPS SA ( Oil, Gas &
Consumable Fuels ) (b) .......... 5
157 Jeronimo Martins SGPS SA ( Consumer
Staples Distribution & Retail ) (b) ... 3
15
Singapore — 0 .38%
2,350 CapitaLand Ascendas REIT ( Industrial
REITs ) ..................... 5
2,740 CapitaLand Integrated Commercial Trust
( Retail REITs ) ................ 4
1,500 CapitaLand Investment Ltd. ( Real Estate
Management & Development ) ..... 3
400 City Developments Ltd. ( Real Estate
Management & Development ) ..... 2
1,124
DBS Group Holdings Ltd. ( Banks ) ..... 31
3,300 Genting Singapore Ltd. ( Hotels, Restaurants
& Leisure ) ................... 2
1,260 Grab Holdings Ltd. ( Ground
Transportation ) (a) ............. 4
100 Jardine Cycle & Carriage Ltd. ( Industrial
Conglomerates ) ............... 2
800
Keppel Ltd. ( Industrial Conglomerates ) .. 4
1,659
Mapletree Logistics Trust ( Industrial REITs ) 2
1,200 Mapletree Pan Asia Commercial Trust
( Retail REITs ) ................ 1
2,035 Oversea-Chinese Banking Corp. Ltd.
( Banks ) ..................... 20
212
Sea Ltd. , ADR ( Entertainment ) (a) ...... 11
26,285
Seatrium Ltd. ( Machinery ) (a) ......... 2
500
Sembcorp Industries Ltd. ( Multi-Utilities ) 2
900 Singapore Airlines Ltd. ( Passenger
Airlines ) (b) .................. 4
500
Singapore Exchange Ltd. ( Capital Markets ) 3
5,100 Singapore Telecommunications Ltd.
( Diversified Telecommunication
Services ) .................... 10
800
United Overseas Bank Ltd. ( Banks ) ..... 17

HC CAPITAL TRUST
The Catholic SRI Growth Portfolio
Portfolio of Investments (continued) — March 31, 2024 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Singapore (continued)
900
Wilmar International Ltd. ( Food Products ) $ 2
131
Spain — 0 .78%
22
Acciona SA ( Electric Utilities ) ........ 3
116 ACS Actividades de Construccion y
Servicios SA ( Construction &
Engineering ) ................. 5
46 Aena SME SA ( Transportation
Infrastructure ) ................ 9
255 Amadeus IT Group SA ( Hotels, Restaurants
& Leisure ) ................... 16
3,464 Banco Bilbao Vizcaya Argentaria SA
( Banks ) ..................... 41
9,941
Banco Santander SA ( Banks ) (b) ....... 49
2,355
CaixaBank SA ( Banks ) .............. 11
260 Cellnex Telecom SA ( Diversified
Telecommunication Services ) (b) ... 9
152 EDP Renovaveis SA ( Independent Power
and Renewable Electricity Producers ) 2
121
Enagas SA ( Gas Utilities ) (b) .......... 2
189
Endesa SA ( Electric Utilities ) ......... 3
309
Ferrovial SE ( Construction & Engineering ) 12
3,743
Iberdrola SA ( Electric Utilities ) ........ 47
684 Industria de Diseno Textil SA ( Specialty
Retail ) ...................... 34
223
Redeia Corp. SA ( Electric Utilities ) ..... 4
652
Repsol SA ( Oil, Gas & Consumable Fuels ) 11
3,145 Telefonica SA ( Diversified
Telecommunication Services ) ..... 14
272
Sweden — 0 .88%
196
Alfa Laval AB ( Machinery ) .......... 8
604 Assa Abloy AB , Class - B ( Building
Products ) .................... 17
1,673
Atlas Copco AB , Class - A ( Machinery ) .. 29
914
Atlas Copco AB , Class - B ( Machinery ) .. 14
225 Beijer Ref AB ( Trading Companies &
Distributors ) ^ ................ 3
165
Boliden AB ( Metals & Mining ) ........ 5
348
Epiroc AB , Class - A ( Machinery ) ...... 7
289
Epiroc AB , Class - B ( Machinery ) ...... 5
195
EQT AB ( Capital Markets ) ........... 6
365
Essity AB , Class - B ( Household Products ) ^ 9
115 Evolution AB ( Hotels, Restaurants &
Leisure ) .................... 14
306 Fastighets AB Balder , B shares ( Real Estate
Management & Development ) (a) ... 2
120 Getinge AB , B shares ( Health Care
Equipment & Supplies ) ......... 2
377 H & M Hennes & Mauritz AB , Class - B
( Specialty Retail ) .............. 6
Shares Security Description
Value
(000)
Common Stocks (continued)
Sweden (continued)
1,266 Hexagon AB , Class - B ( Electronic
Equipment, Instruments &
Components ) ................. $ 15
77 Holmen AB , B shares ( Paper & Forest
Products ) .................... 3
214
Husqvarna AB , B shares ( Machinery ) ... 2
144 Industrivarden AB , Class - A ( Financial
Services ) (b) .................. 5
59 Industrivarden AB , Class - C ( Financial
Services ) .................... 2
155
Indutrade AB ( Machinery ) ........... 4
81 Investment AB Latour , Class - B ( Industrial
Conglomerates ) ............... 2
1,064
Investor AB , Class - B ( Financial Services ) 28
50 L E Lundbergforetagen AB , Class - B
( Financial Services ) ............ 3
127 Lifco AB , Class - B ( Industrial
Conglomerates ) ............... 3
848 Nibe Industrier AB , Class - B ( Building
Products ) .................... 4
151 Sagax AB , Class - B ( Real Estate
Management & Development ) ..... 4
692
Sandvik AB ( Machinery ) ............ 15
280 Securitas AB , Class - B ( Commercial
Services & Supplies ) ........... 3
913 Skandinaviska Enskilda Banken AB , Class -
A ( Banks ) ................... 12
234 Skanska AB , Class - B ( Construction &
Engineering ) ................. 4
191
SKF AB , B shares ( Machinery ) ........ 4
432 Svenska Cellulosa AB SCA , Class - B
( Paper & Forest Products ) ^ ....... 7
873 Svenska Handelsbanken AB , Class - A
( Banks ) ^ .................... 9
476
Swedbank AB , Class - A ( Banks ) ....... 9
264 Tele2 AB , B shares ( Wireless
Telecommunication Services ) ..... 2
1,729 Telefonaktiebolaget LM Ericsson , Class - B
( Communications Equipment ) ..... 9
1,249 Telia Co. AB ( Diversified
Telecommunication Services ) (b) ... 3
207
Volvo AB , Class - A ( Machinery ) ....... 6
855
Volvo AB , Class - B ( Machinery ) ...... 23
325 Volvo Car AB , Class - B
( Automobiles ) (a) (b) ............ 1
309
Switzerland — 2 .38%
975 ABB Ltd. , Registered Shares ( Electrical
Equipment ) .................. 45
82 Adecco Group AG ( Professional
Services ) (b) .................. 3
312 Alcon, Inc. ( Health Care Equipment &
Supplies ) .................... 26
66 Avolta AG , Registered Shares ( Specialty
Retail ) (a) (b) ................. 3

HC CAPITAL TRUST
The Catholic SRI Growth Portfolio
Portfolio of Investments (continued) — March 31, 2024 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Switzerland (continued)
24 Baloise Holding AG , Registered Shares
( Insurance ) .................. $ 4
16 Banque Cantonale Vaudoise , Registered
Shares ( Banks ) ................ 2
2 Barry Callebaut AG , Registered Shares
( Food Products ) (b) ............. 3
14
BKW AG ( Electric Utilities ) .......... 2
1 Chocoladefabriken Lindt & Spruengli AG ,
Class - PC ( Food Products ) ....... 12
250
Chubb Ltd. ( Insurance ) .............. 64
321 Cie Financiere Richemont SA , Registered
Shares ( Textiles, Apparel & Luxury
Goods ) ..................... 48
100
Clariant AG , Registered Shares ( Chemicals ) 1
114
Coca-Cola HBC AG ( Beverages ) ....... 4
115
DSM-Firmenich AG ( Chemicals ) ...... 13
5
EMS-Chemie Holding AG ( Chemicals ) .. 4
86
Garmin Ltd. ( Household Durables ) ..... 13
20 Geberit AG , Registered Shares ( Building
Products ) .................... 12
5 Givaudan SA , Registered Shares
( Chemicals ) .................. 22
6,006
Glencore PLC ( Metals & Mining ) (b) .... 33
23 Helvetia Holding AG , Registered Shares
( Insurance ) .................. 3
319
Holcim AG ( Construction Materials ) (b) .. 29
119
Julius Baer Group Ltd. ( Capital Markets ) . 7
32 Kuehne + Nagel International AG ,
Registered Shares ( Marine
Transportation ) ............... 9
96 Logitech International SA , Registered
Shares ( Technology Hardware, Storage
& Peripherals ) ................ 9
1,626 Nestle SA , Registered Shares ( Food
Products ) .................... 172
14 Partners Group Holding AG ( Capital
Markets ) .................... 20
18 Schindler Holding AG , Class - PC
( Machinery ) ................. 5
19 Schindler Holding AG , Registered Shares
( Machinery ) ................. 5
88 SGS SA , Registered Shares ( Professional
Services ) (b) .................. 9
197
SIG Group AG ( Containers & Packaging ) (b) 4
94
Sika AG , Registered Shares ( Chemicals ) (b) 28
33 Sonova Holding AG ( Health Care
Equipment & Supplies ) (b) ....... 10
404 STMicroelectronics N.V. ( Semiconductors
& Semiconductor Equipment ) ..... 17
67 Straumann Holding AG , Registered Shares
( Health Care Equipment & Supplies ) 11
18
Swiss Life Holding AG ( Insurance ) ..... 13
51 Swiss Prime Site AG , Registered Shares
( Real Estate Management &
Development ) ................ 5
188
Swiss Re AG ( Insurance ) ............ 24
Shares Security Description
Value
(000)
Common Stocks (continued)
Switzerland (continued)
17 Swisscom AG , Registered Shares
( Diversified Telecommunication
Services ) .................... $ 10
35
Temenos AG , Registered Shares ( Software ) 3
39 The Swatch Group AG ( Textiles, Apparel &
Luxury Goods ) ............... 2
15 The Swatch Group AG , Class - BR ( Textiles,
Apparel & Luxury Goods ) ....... 3
2,005
UBS Group AG ( Capital Markets ) ...... 61
17
VAT Group AG ( Machinery ) .......... 9
89
Zurich Insurance Group AG ( Insurance ) .. 48
830
United Arab Emirates — 0 .00%
118 NMC Health PLC ( Health Care Providers &
Services ) (a) (c) ................ —
United Kingdom — 3 .15%
575
3i Group PLC ( Capital Markets ) ....... 20
1,208
abrdn PLC ( Capital Markets ) ......... 2
145
Admiral Group PLC ( Insurance ) ....... 5
390
Amcor PLC ( Containers & Packaging ) ... 4
590
Amcor PLC ( Containers & Packaging ) ... 6
791
Anglo American PLC ( Metals & Mining ) . 19
254 Ashtead Group PLC ( Trading Companies &
Distributors ) ................. 18
190 Associated British Foods PLC ( Food
Products ) .................... 6
624 Auto Trader Group PLC ( Interactive Media
& Services ) (b) ................ 6
1,816
Aviva PLC ( Insurance ) .............. 11
8,715
Barclays PLC ( Banks ) (b) ............ 20
714 Barratt Developments PLC ( Household
Durables ) (b) ................. 4
82 Berkeley Group Holdings PLC ( Household
Durables ) ................... 5
10,432
BP PLC ( Oil, Gas & Consumable Fuels ) . 65
3,512 BT Group PLC ( Diversified
Telecommunication Services ) ..... 5
188 Bunzl PLC ( Trading Companies &
Distributors ) ................. 7
214 Burberry Group PLC ( Textiles, Apparel &
Luxury Goods ) (b) ............. 3
3,224
Centrica PLC ( Multi-Utilities ) (b) ....... 5
563
CNH Industrial N.V. ( Machinery ) (a) .... 7
128 Coca-Cola Europacific Partners PLC
( Beverages ) .................. 9
1,062 Compass Group PLC ( Hotels, Restaurants &
Leisure ) .................... 31
86
Croda International PLC ( Chemicals ) (b) . 5
1,373
Diageo PLC ( Beverages ) ............ 51
96
Endeavour Mining PLC ( Metals & Mining ) 2
367 Entain PLC ( Hotels, Restaurants &
Leisure ) (b) .................. 4

HC CAPITAL TRUST
The Catholic SRI Growth Portfolio
Portfolio of Investments (continued) — March 31, 2024 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
United Kingdom (continued)
119 Ferguson PLC ( Trading Companies &
Distributors ) ................. $ 26
4,002
Haleon PLC ( Personal Care Products ) ... 17
214 Halma PLC ( Electronic Equipment,
Instruments & Components ) ...... 6
176 Hargreaves Lansdown PLC ( Capital
Markets ) .................... 2
11,548
HSBC Holdings PLC ( Banks ) ......... 90
810
Informa PLC ( Media ) ............... 8
96 InterContinental Hotels Group PLC ( Hotels,
Restaurants & Leisure ) .......... 10
103
Intertek Group PLC ( Professional Services ) 6
842 J Sainsbury PLC ( Consumer Staples
Distribution & Retail ) ........... 3
1,475
JD Sports Fashion PLC ( Specialty Retail ) 3
1,028
Kingfisher PLC ( Specialty Retail ) ...... 3
371 Land Securities Group PLC ( Diversified
REITs ) ..................... 3
3,513
Legal & General Group PLC ( Insurance ) . 11
148 Liberty Global Ltd. , Class - C ( Diversified
Telecommunication Services ) (a) ... 3
39,516
Lloyds Banking Group PLC ( Banks ) .... 26
255 London Stock Exchange Group PLC
( Capital Markets ) (b) ............ 31
1,248
M&G PLC ( Financial Services ) ........ 3
242
Mondi PLC ( Paper & Forest Products ) ... 4
2,264
National Grid PLC ( Multi-Utilities ) ..... 30
3,158
NatWest Group PLC ( Banks ) (b) ....... 11
71
Next PLC ( Broadline Retail ) .......... 8
363 Ocado Group PLC ( Consumer Staples
Distribution & Retail ) (a) (b) ...... 2
399 Pearson PLC ( Diversified Consumer
Services ) .................... 5
112
Pentair PLC ( Machinery ) ............ 10
224
Persimmon PLC ( Household Durables ) .. 4
650
Phoenix Group Holdings PLC ( Insurance ) 5
1,154
RELX PLC ( Professional Services ) ..... 50
1,488 Rentokil Initial PLC ( Commercial Services
& Supplies ) .................. 9
692
Rio Tinto PLC ( Metals & Mining ) ...... 44
400
Schroders PLC ( Capital Markets ) ...... 2
641
Segro PLC ( Industrial REITs ) ......... 7
175
Severn Trent PLC ( Water Utilities ) (b) ... 5
3,892
Shell PLC ( Oil, Gas & Consumable Fuels ) 130
601 Smith & Nephew PLC ( Health Care
Equipment & Supplies ) ......... 8
219 Smiths Group PLC ( Industrial
Conglomerates ) ............... 5
51
Spirax-Sarco Engineering PLC ( Machinery ) 6
624
SSE PLC ( Electric Utilities ) .......... 13
360
St. James's Place PLC ( Capital Markets ) . 2
1,286
Standard Chartered PLC ( Banks ) ....... 11
2,660 Taylor Wimpey PLC ( Household
Durables ) (b) ................. 5
Shares Security Description
Value
(000)
Common Stocks (continued)
United Kingdom (continued)
4,044 Tesco PLC ( Consumer Staples Distribution
& Retail ) .................... $ 15
633
The Sage Group PLC ( Software ) ....... 10
1,521
Unilever PLC ( Personal Care Products ) .. 76
407
United Utilities Group PLC ( Water Utilities ) 5
13,027 Vodafone Group PLC ( Wireless
Telecommunication Services ) ..... 12
107 Whitbread PLC ( Hotels, Restaurants &
Leisure ) .................... 4
64
Willis Towers Watson PLC ( Insurance ) .. 18
409
Wise PLC , Class - A ( Financial Services ) (a) 5
616
WPP PLC ( Media ) ................. 6
1,098
United States — 69 .71%
72
A.O. Smith Corp. ( Building Products ) ... 6
273
Adobe, Inc. ( Software ) (a) ............ 138
982 Advanced Micro Devices, Inc.
( Semiconductors & Semiconductor
Equipment ) (a) ................ 177
74
AECOM ( Construction & Engineering ) .. 7
345
Aflac, Inc. ( Insurance ) .............. 30
181 Agilent Technologies, Inc. ( Life Sciences
Tools & Services ) .............. 26
136 Air Products and Chemicals, Inc.
( Chemicals ) .................. 33
261 Airbnb, Inc. , Class - A ( Hotels, Restaurants
& Leisure ) (a) ................. 43
86
Akamai Technologies, Inc. ( IT Services ) (a) 9
65
Albemarle Corp. ( Chemicals ) ......... 9
193 Albertsons Cos., Inc. , Class - A ( Consumer
Staples Distribution & Retail ) ..... 4
95 Alexandria Real Estate Equities, Inc. ( Office
REITs ) ..................... 12
43 Align Technology, Inc. ( Health Care
Equipment & Supplies ) (a) ....... 14
138
Alliant Energy Corp. ( Electric Utilities ) .. 7
177
Ally Financial, Inc. ( Consumer Finance ) . 7
73 Alnylam Pharmaceuticals, Inc.
( Biotechnology ) (a) ............. 11
3,584 Alphabet, Inc. , Class - A ( Interactive Media
& Services ) (a) ................ 541
3,127 Alphabet, Inc. , Class - C ( Interactive Media
& Services ) (a) ................ 476
5,634
Amazon.com, Inc. ( Broadline Retail ) (a) .. 1,017
141
Ameren Corp. ( Multi-Utilities ) ........ 10
313 American Electric Power Co., Inc. ( Electric
Utilities ) .................... 27
347
American Express Co. ( Consumer Finance ) 79
53
American Financial Group, Inc. ( Insurance ) 7
192 American Homes 4 Rent , Class - A
( Residential REITs ) ............ 7
422 American International Group, Inc.
( Insurance ) .................. 33
285
American Tower Corp. ( Specialized REITs ) 56

HC CAPITAL TRUST
The Catholic SRI Growth Portfolio
Portfolio of Investments (continued) — March 31, 2024 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
125 American Water Works Co., Inc. ( Water
Utilities ) .................... $ 15
64
Ameriprise Financial, Inc. ( Capital Markets ) 28
133
AMETEK, Inc. ( Electrical Equipment ) ... 24
364 Amphenol Corp. , Class - A ( Electronic
Equipment, Instruments &
Components ) ................. 42
300 Analog Devices, Inc. ( Semiconductors &
Semiconductor Equipment ) ....... 59
278 Annaly Capital Management, Inc.
( Mortgage Real Estate Investment
Trusts (REITs) ) ................... 5
50
ANSYS, Inc. ( Software ) (a) ........... 17
124
Aon PLC , Class - A ( Insurance ) ........ 41
174
APA Corp. ( Oil, Gas & Consumable Fuels ) 6
243 Apollo Global Management, Inc. ( Financial
Services ) .................... 27
8,901 Apple, Inc. ( Technology Hardware, Storage
& Peripherals ) ................ 1,527
506 Applied Materials, Inc. ( Semiconductors &
Semiconductor Equipment ) ....... 104
124
AppLovin Corp. , Class - A ( Software ) (a) . 9
330 Archer-Daniels-Midland Co. ( Food
Products ) .................... 21
100 Ares Management Corp. , Class - A ( Capital
Markets ) .................... 13
160 Arista Networks, Inc. ( Communications
Equipment ) (a) ................ 46
132
Arthur J. Gallagher & Co. ( Insurance ) ... 33
19
Aspen Technology, Inc. ( Software ) (a) ... 4
30
Assurant, Inc. ( Insurance ) ............ 6
4,353 AT&T, Inc. ( Diversified Telecommunication
Services ) .................... 77
98
Atmos Energy Corp. ( Gas Utilities ) ..... 12
132
Autodesk, Inc. ( Software ) (a) .......... 34
251 Automatic Data Processing, Inc.
( Professional Services ) .......... 63
11
AutoZone, Inc. ( Specialty Retail ) (a) ..... 35
79 AvalonBay Communities, Inc. ( Residential
REITs ) ..................... 15
427 Avantor, Inc. ( Life Sciences Tools &
Services ) (a) .................. 11
40 Avery Dennison Corp. ( Containers &
Packaging ) .................. 9
45 Axon Enterprise, Inc. ( Aerospace &
Defense ) (a) .................. 14
622 Baker Hughes Co. ( Energy Equipment &
Services ) .................... 21
183
Ball Corp. ( Containers & Packaging ) .... 12
4,298
Bank of America Corp. ( Banks ) ........ 163
119
Bath & Body Works, Inc. ( Specialty Retail ) 6
318 Baxter International, Inc. ( Health Care
Equipment & Supplies ) ......... 14
120
Bentley Systems, Inc. , Class - B ( Software ) 6
788 Berkshire Hathaway, Inc. , Class - B
( Financial Services ) (a) .......... 331
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
129
Best Buy Co., Inc. ( Specialty Retail ) .... $ 11
59
BILL Holdings, Inc. ( Software ) (a) ...... 4
98 Bio-Techne Corp. ( Life Sciences Tools &
Services ) .................... 7
91
BlackRock, Inc. ( Capital Markets ) ...... 76
432
Blackstone, Inc. ( Capital Markets ) ...... 57
339
Block, Inc. ( Financial Services ) (a) ...... 29
21 Booking Holdings, Inc. ( Hotels, Restaurants
& Leisure ) (a) ................. 76
79 Booz Allen Hamilton Holding Corp.
( Professional Services ) .......... 12
123
BorgWarner, Inc. ( Automobile Components ) 4
80
Boston Properties, Inc. ( Office REITs ) ... 5
894 Boston Scientific Corp. ( Health Care
Equipment & Supplies ) (a) ....... 61
269 Broadcom, Inc. ( Semiconductors &
Semiconductor Equipment ) ....... 357
69 Broadridge Financial Solutions, Inc.
( Professional Services ) .......... 14
63 Brookfield Renewable Corp. , Class - A
( Independent Power and Renewable
Electricity Producers ) (b) ......... 2
135
Brown & Brown, Inc. ( Insurance ) ...... 12
178
Brown-Forman Corp. , Class - B ( Beverages ) 9
74 Builders FirstSource, Inc. ( Building
Products ) (a) .................. 15
85
Bunge Global SA ( Food Products ) ...... 9
36
Burlington Stores, Inc. ( Specialty Retail ) (a) 8
69 C.H. Robinson Worldwide, Inc. ( Air Freight
& Logistics ) ................. 5
166
Cadence Design Systems, Inc. ( Software ) (a) 52
129 Caesars Entertainment, Inc. ( Hotels,
Restaurants & Leisure ) (a) ........ 6
61
Camden Property Trust ( Residential REITs ) 6
104
Campbell Soup Co. ( Food Products ) .... 5
235 Capital One Financial Corp. ( Consumer
Finance ) .................... 35
156 Cardinal Health, Inc. ( Health Care Providers
& Services ) .................. 17
31
Carlisle Cos., Inc. ( Building Products ) ... 12
94
CarMax, Inc. ( Specialty Retail ) (a) ...... 8
594 Carnival Corp. ( Hotels, Restaurants &
Leisure ) (a) .................. 10
497
Carrier Global Corp. ( Building Products ) . 29
310
Caterpillar, Inc. ( Machinery ) .......... 114
62
Cboe Global Markets, Inc. ( Capital Markets ) 11
195 CBRE Group, Inc. , Class - A ( Real Estate
Management & Development ) (a) ... 19
83 CDW Corp. ( Electronic Equipment,
Instruments & Components ) ...... 21
66
Celanese Corp. ( Chemicals ) .......... 11
89
Celsius Holdings, Inc. ( Beverages ) (a) ... 7
105 Cencora, Inc. ( Health Care Providers &
Services ) .................... 26
334 Centene Corp. ( Health Care Providers &
Services ) (a) .................. 26

HC CAPITAL TRUST
The Catholic SRI Growth Portfolio
Portfolio of Investments (continued) — March 31, 2024 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
399
CenterPoint Energy, Inc. ( Multi-Utilities ) . $ 11
112
CF Industries Holdings, Inc. ( Chemicals ) . 9
60 Charter Communications, Inc. , Class - A
( Media ) (a) ................... 17
146 Cheniere Energy, Inc. ( Oil, Gas &
Consumable Fuels ) ............. 24
65 Chesapeake Energy Corp. ( Oil, Gas &
Consumable Fuels ) ............. 6
1,079 Chevron Corp. ( Oil, Gas & Consumable
Fuels ) ...................... 170
17 Chipotle Mexican Grill, Inc. ( Hotels,
Restaurants & Leisure ) (a) ........ 49
90
Cincinnati Financial Corp. ( Insurance ) ... 11
53 Cintas Corp. ( Commercial Services &
Supplies ) .................... 36
2,456 Cisco Systems, Inc. ( Communications
Equipment ) .................. 123
1,144
Citigroup, Inc. ( Banks ) .............. 72
307
Citizens Financial Group, Inc. ( Banks ) ... 11
286
Cleveland-Cliffs, Inc. ( Metals & Mining ) (a) 7
188
Cloudflare, Inc. , Class - A ( IT Services ) (a) 18
218
CME Group, Inc. ( Capital Markets ) ..... 47
133
CMS Energy Corp. ( Multi-Utilities ) ..... 8
303 Cognizant Technology Solutions Corp. ,
Class - A ( IT Services ) .......... 22
108 Coinbase Global, Inc. , Class - A ( Capital
Markets ) (a) .................. 29
476 Colgate-Palmolive Co. ( Household
Products ) .................... 43
2,426
Comcast Corp. , Class - A ( Media ) ...... 105
307
Conagra Brands, Inc. ( Food Products ) ... 9
148
Confluent, Inc. , Class - A ( Software ) (a) .. 5
728 ConocoPhillips ( Oil, Gas & Consumable
Fuels ) ...................... 93
209
Consolidated Edison, Inc. ( Multi-Utilities ) 19
102 Constellation Brands, Inc. , Class - A
( Beverages ) .................. 28
196 Constellation Energy Corp. ( Electric
Utilities ) .................... 36
534 Copart, Inc. ( Commercial Services &
Supplies ) (a) .................. 31
127 Corebridge Financial, Inc. ( Financial
Services ) .................... 4
41
Corpay, Inc. ( Software ) (a) ............ 13
434
Corteva, Inc. ( Chemicals ) ............ 25
255 CoStar Group, Inc. ( Real Estate
Management & Development ) (a) ... 25
269 Costco Wholesale Corp. ( Consumer Staples
Distribution & Retail ) ........... 197
424 Coterra Energy, Inc. ( Oil, Gas &
Consumable Fuels ) ............. 12
138 Crowdstrike Holdings, Inc. , Class - A
( Software ) (a) ................. 44
266
Crown Castle, Inc. ( Specialized REITs ) .. 28
72 Crown Holdings, Inc. ( Containers &
Packaging ) .................. 6
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
1,213
CSX Corp. ( Ground Transportation ) .... $ 45
88
Cummins, Inc. ( Machinery ) .......... 26
784 CVS Health Corp. ( Health Care Providers &
Services ) .................... 63
187
D.R. Horton, Inc. ( Household Durables ) .. 31
78 Darden Restaurants, Inc. ( Hotels,
Restaurants & Leisure ) .......... 13
86
Darling Ingredients, Inc. ( Food Products ) (a) 4
163
Datadog, Inc. , Class - A ( Software ) (a) ... 20
30 DaVita, Inc. ( Health Care Providers &
Services ) (a) .................. 4
88
Dayforce, Inc. ( Professional Services ) (a) . 6
15 Deckers Outdoor Corp. ( Textiles, Apparel &
Luxury Goods ) (a) ............. 14
162
Deere & Co. ( Machinery ) ............ 67
144 Dell Technologies, Inc. , Class - C
( Technology Hardware, Storage &
Peripherals ) .................. 16
79
Delta Air Lines, Inc. ( Passenger Airlines ) . 4
400 Devon Energy Corp. ( Oil, Gas &
Consumable Fuels ) ............. 20
238 Dexcom, Inc. ( Health Care Equipment &
Supplies ) (a) .................. 33
104 Diamondback Energy, Inc. ( Oil, Gas &
Consumable Fuels ) ............. 21
38 Dick's Sporting Goods, Inc. ( Specialty
Retail ) ...................... 9
185 Digital Realty Trust, Inc. ( Specialized
REITs ) ..................... 27
153 Discover Financial Services ( Consumer
Finance ) .................... 20
124
DocuSign, Inc. ( Software ) (a) .......... 7
134 Dollar General Corp. ( Consumer Staples
Distribution & Retail ) ........... 21
129 Dollar Tree, Inc. ( Consumer Staples
Distribution & Retail ) (a) ......... 17
514
Dominion Energy, Inc. ( Multi-Utilities ) .. 25
20 Domino's Pizza, Inc. ( Hotels, Restaurants &
Leisure ) .................... 10
152 DoorDash, Inc. , Class - A ( Hotels,
Restaurants & Leisure ) (a) ........ 21
91
Dover Corp. ( Machinery ) ............ 16
439
Dow, Inc. ( Chemicals ) .............. 25
248 DraftKings, Inc. ( Hotels, Restaurants &
Leisure ) (a) .................. 11
162
Dropbox, Inc. , Class - A ( Software ) (a) ... 4
129
DTE Energy Co. ( Multi-Utilities ) ...... 14
469
Duke Energy Corp. ( Electric Utilities ) ... 45
254
DuPont de Nemours, Inc. ( Chemicals ) ... 19
159
Dynatrace, Inc. ( Software ) (a) ......... 7
70
Eastman Chemical Co. ( Chemicals ) ..... 7
242
Eaton Corp. PLC ( Electrical Equipment ) . 76
300
eBay, Inc. ( Broadline Retail ) .......... 16
156
Ecolab, Inc. ( Chemicals ) ............. 36
239
Edison International ( Electric Utilities ) .. 17

HC CAPITAL TRUST
The Catholic SRI Growth Portfolio
Portfolio of Investments (continued) — March 31, 2024 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
373 Edwards Lifesciences Corp. ( Health Care
Equipment & Supplies ) (a) ....... $ 36
157
Electronic Arts, Inc. ( Entertainment ) .... 21
140 Elevance Health, Inc. ( Health Care
Providers & Services ) ........... 73
349
Emerson Electric Co. ( Electrical Equipment ) 40
81 Enphase Energy, Inc. ( Semiconductors &
Semiconductor Equipment ) (a) ..... 10
91 Entegris, Inc. ( Semiconductors &
Semiconductor Equipment ) ....... 13
107
Entergy Corp. ( Electric Utilities ) ....... 11
356 EOG Resources, Inc. ( Oil, Gas &
Consumable Fuels ) ............. 46
34
EPAM Systems, Inc. ( IT Services ) (a) .... 9
239
EQT Corp. ( Oil, Gas & Consumable Fuels ) 9
75
Equifax, Inc. ( Professional Services ) .... 20
57
Equinix, Inc. ( Specialized REITs ) ...... 47
226 Equitable Holdings, Inc. ( Financial
Services ) .................... 9
100 Equity LifeStyle Properties, Inc.
( Residential REITs ) ............ 6
226
Equity Residential ( Residential REITs ) .. 14
15
Erie Indemnity Co. , Class - A ( Insurance ) . 6
147
Essential Utilities, Inc. ( Water Utilities ) .. 5
36 Essex Property Trust, Inc. ( Residential
REITs ) ..................... 9
75
Etsy, Inc. ( Broadline Retail ) (a) ........ 5
157
Evergy, Inc. ( Electric Utilities ) ........ 8
218
Eversource Energy ( Electric Utilities ) ... 13
107
Exact Sciences Corp. ( Biotechnology ) (a) . 7
606
Exelon Corp. ( Electric Utilities ) ....... 23
83 Expedia Group, Inc. ( Hotels, Restaurants &
Leisure ) (a) .................. 11
88 Expeditors International of Washington, Inc.
( Air Freight & Logistics ) ........ 11
131 Extra Space Storage, Inc. ( Specialized
REITs ) ..................... 19
2,409 Exxon Mobil Corp. ( Oil, Gas & Consumable
Fuels ) ...................... 280
33
F5, Inc. ( Communications Equipment ) (a) . 6
23 FactSet Research Systems, Inc. ( Capital
Markets ) .................... 10
15
Fair Isaac Corp. ( Software ) (a) ......... 19
352 Fastenal Co. ( Trading Companies &
Distributors ) ................. 27
146
FedEx Corp. ( Air Freight & Logistics ) ... 42
168
Fidelity National Financial, Inc. ( Insurance ) 9
367 Fidelity National Information Services, Inc.
( Financial Services ) ............ 27
429
Fifth Third Bancorp ( Banks ) .......... 16
6 First Citizens BancShares, Inc. , Class - A
( Banks ) ..................... 10
57 First Solar, Inc. ( Semiconductors &
Semiconductor Equipment ) (a) ..... 10
315
FirstEnergy Corp. ( Electric Utilities ) .... 12
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
354
Fiserv, Inc. ( Financial Services ) (a) ...... $ 57
77
FMC Corp. ( Chemicals ) ............. 5
2,412
Ford Motor Co. ( Automobiles ) ........ 32
408
Fortinet, Inc. ( Software ) (a) ........... 28
218
Fortive Corp. ( Machinery ) ........... 19
89 Fortune Brands Innovations, Inc. ( Building
Products ) .................... 8
111
Fox Corp. , Class - A ( Media ) .......... 3
112
Fox Corp. , Class - B ( Media ) ......... 3
199
Franklin Resources, Inc. ( Capital Markets ) 6
884
Freeport-McMoRan, Inc. ( Metals & Mining ) 42
180 Gaming and Leisure Properties, Inc.
( Specialized REITs ) ............ 8
48
Gartner, Inc. ( IT Services ) (a) .......... 23
255 GE HealthCare Technologies, Inc. ( Health
Care Equipment & Supplies ) ...... 23
357
Gen Digital, Inc. ( Software ) .......... 8
356
General Mills, Inc. ( Food Products ) ..... 25
845
General Motors Co. ( Automobiles ) ..... 38
88
Genuine Parts Co. ( Distributors ) ....... 14
160
Global Payments, Inc. ( Financial Services ) 21
60
Globe Life, Inc. ( Insurance ) .......... 7
87
GoDaddy, Inc. , Class - A ( IT Services ) (a) . 10
105
Graco, Inc. ( Machinery ) ............. 10
555 Halliburton Co. ( Energy Equipment &
Services ) .................... 22
79
Hasbro, Inc. ( Leisure Products ) ........ 4
124 HCA Healthcare, Inc. ( Health Care
Providers & Services ) ........... 41
392 Healthpeak Properties, Inc. ( Health Care
REITs ) ..................... 7
31
HEICO Corp. ( Aerospace & Defense ) ... 6
39 HEICO Corp. , Class - A ( Aerospace &
Defense ) .................... 6
72 Henry Schein, Inc. ( Health Care Providers &
Services ) (a) .................. 5
170
Hess Corp. ( Oil, Gas & Consumable Fuels ) 26
825 Hewlett Packard Enterprise Co. ( Technology
Hardware, Storage & Peripherals ) .. 15
90 HF Sinclair Corp. ( Oil, Gas & Consumable
Fuels ) ...................... 5
149 Hilton Worldwide Holdings, Inc. ( Hotels,
Restaurants & Leisure ) .......... 32
161 Hologic, Inc. ( Health Care Equipment &
Supplies ) (a) .................. 13
187
Hormel Foods Corp. ( Food Products ) .... 7
454 Host Hotels & Resorts, Inc. ( Hotel & Resort
REITs ) ..................... 9
227 Howmet Aerospace, Inc. ( Aerospace &
Defense ) .................... 16
566 HP, Inc. ( Technology Hardware, Storage &
Peripherals ) .................. 17
31
Hubbell, Inc. ( Electrical Equipment ) .... 13
30
HubSpot, Inc. ( Software ) (a) .......... 19

HC CAPITAL TRUST
The Catholic SRI Growth Portfolio
Portfolio of Investments (continued) — March 31, 2024 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
76 Humana, Inc. ( Health Care Providers &
Services ) .................... $ 26
931
Huntington Bancshares, Inc. ( Banks ) .... 13
32 Hyatt Hotels Corp. , Class - A ( Hotels,
Restaurants & Leisure ) .......... 5
45
IDEX Corp. ( Machinery ) ............ 11
51 IDEXX Laboratories, Inc. ( Health Care
Equipment & Supplies ) (a) ....... 28
181
Illinois Tool Works, Inc. ( Machinery ) .... 49
114
Incyte Corp. ( Biotechnology ) (a) ....... 6
254
Ingersoll Rand, Inc. ( Machinery ) ....... 24
40 Insulet Corp. ( Health Care Equipment &
Supplies ) (a) .................. 7
2,572 Intel Corp. ( Semiconductors &
Semiconductor Equipment ) ....... 114
346 Intercontinental Exchange, Inc. ( Capital
Markets ) .................... 48
553 International Business Machines Corp. ( IT
Services ) .................... 106
159 International Flavors & Fragrances, Inc.
( Chemicals ) .................. 14
182 International Paper Co. ( Containers &
Packaging ) .................. 7
168
Intuit, Inc. ( Software ) ............... 109
214 Intuitive Surgical, Inc. ( Health Care
Equipment & Supplies ) (a) ....... 85
333
Invitation Homes, Inc. ( Residential REITs ) 12
112 IQVIA Holdings, Inc. ( Life Sciences Tools
& Services ) (a) ................ 28
168
Iron Mountain, Inc. ( Specialized REITs ) . 13
73 Jabil, Inc. ( Electronic Equipment,
Instruments & Components ) ...... 10
39 Jack Henry & Associates, Inc. ( Financial
Services ) .................... 7
70 Jacobs Solutions, Inc. ( Professional
Services ) .................... 11
34 Jazz Pharmaceuticals PLC
( Pharmaceuticals ) (a) ........... 4
52 JB Hunt Transport Services, Inc. ( Ground
Transportation ) ............... 10
1,744
JPMorgan Chase & Co. ( Banks ) ....... 349
197 Juniper Networks, Inc. ( Communications
Equipment ) .................. 7
155
Kellanova ( Food Products ) ........... 9
1,078
Kenvue, Inc. ( Personal Care Products ) ... 23
651
Keurig Dr. Pepper, Inc. ( Beverages ) ..... 20
555
KeyCorp ( Banks ) .................. 9
115 Keysight Technologies, Inc. ( Electronic
Equipment, Instruments &
Components ) (a) ............... 18
209
Kimberly-Clark Corp. ( Household Products ) 27
388
Kimco Realty Corp. ( Retail REITs ) ..... 8
1,232 Kinder Morgan, Inc. ( Oil, Gas &
Consumable Fuels ) ............. 23
352
KKR & Co., Inc. ( Capital Markets ) ..... 35
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
82 KLA Corp. ( Semiconductors &
Semiconductor Equipment ) ....... $ 57
105 Knight-Swift Transportation Holdings, Inc.
( Ground Transportation ) ......... 6
47 Laboratory Corp. of America Holdings
( Health Care Providers & Services ) . 10
80 Lam Research Corp. ( Semiconductors &
Semiconductor Equipment ) ....... 78
92 Lamb Weston Holdings, Inc. ( Food
Products ) .................... 10
237 Las Vegas Sands Corp. ( Hotels, Restaurants
& Leisure ) ................... 12
97 Lattice Semiconductor Corp.
( Semiconductors & Semiconductor
Equipment ) (a) ................ 8
34
Lear Corp. ( Automobile Components ) ... 5
146 Lennar Corp. , Class - A ( Household
Durables ) ................... 25
19 Lennox International, Inc. ( Building
Products ) .................... 9
72 Liberty Broadband Corp. , Class - C
( Media ) (a) ................... 4
114 Liberty Media Corp.-Liberty Formula One
( Entertainment ) (a) ............. 7
90 Liberty Media Corp.-Liberty SiriusXM
( Media ) (a) ................... 3
289
Linde PLC ( Chemicals ) ............. 134
93 Live Nation Entertainment, Inc.
( Entertainment ) (a) ............. 10
152
LKQ Corp. ( Distributors ) ............ 8
142
Loews Corp. ( Insurance ) ............. 11
345
Lowe's Cos., Inc. ( Specialty Retail ) ..... 88
44 LPL Financial Holdings, Inc. ( Capital
Markets ) .................... 12
163 LyondellBasell Industries N.V. , Class - A
( Chemicals ) .................. 17
105
M&T Bank Corp. ( Banks ) ............ 15
35
Manhattan Associates, Inc. ( Software ) (a) . 9
322 Marathon Oil Corp. ( Oil, Gas &
Consumable Fuels ) ............. 9
227 Marathon Petroleum Corp. ( Oil, Gas &
Consumable Fuels ) ............. 46
8
Markel Group, Inc. ( Insurance ) (a) ...... 12
23 MarketAxess Holdings, Inc. ( Capital
Markets ) .................... 5
149 Marriott International, Inc. , Class - A
( Hotels, Restaurants & Leisure ) .... 38
301
Marsh & McLennan Cos., Inc. ( Insurance ) 62
38 Martin Marietta Materials, Inc.
( Construction Materials ) ......... 23
525 Marvell Technology, Inc. ( Semiconductors
& Semiconductor Equipment ) ..... 37
131
Masco Corp. ( Building Products ) ....... 10
504 Mastercard, Inc. , Class - A ( Financial
Services ) .................... 243
143 Match Group, Inc. ( Interactive Media &
Services ) (a) .................. 5

HC CAPITAL TRUST
The Catholic SRI Growth Portfolio
Portfolio of Investments (continued) — March 31, 2024 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
145
McCormick & Co., Inc. ( Food Products ) . $ 11
435 McDonald's Corp. ( Hotels, Restaurants &
Leisure ) .................... 123
1,346 Meta Platforms, Inc. , Class - A ( Interactive
Media & Services ) ............. 655
393
MetLife, Inc. ( Insurance ) ............ 29
14 Mettler-Toledo International, Inc. ( Life
Sciences Tools & Services ) (a) ..... 19
169 MGM Resorts International ( Hotels,
Restaurants & Leisure ) (a) ........ 8
329 Microchip Technology, Inc.
( Semiconductors & Semiconductor
Equipment ) .................. 30
667 Micron Technology, Inc. ( Semiconductors &
Semiconductor Equipment ) ....... 79
4,273
Microsoft Corp. ( Software ) ........... 1,799
66 Mid-America Apartment Communities, Inc.
( Residential REITs ) ............ 9
36 Molina Healthcare, Inc. ( Health Care
Providers & Services ) (a) ......... 15
103 Molson Coors Beverage Co. , Class - B
( Beverages ) .................. 7
827 Mondelez International, Inc. , Class - A
( Food Products ) ............... 58
44
MongoDB, Inc. ( IT Services ) (a) ....... 16
28 Monolithic Power Systems, Inc.
( Semiconductors & Semiconductor
Equipment ) .................. 19
483
Monster Beverage Corp. ( Beverages ) (a) .. 29
100
Moody's Corp. ( Capital Markets ) ....... 39
757
Morgan Stanley ( Capital Markets ) ...... 71
101 Motorola Solutions, Inc. ( Communications
Equipment ) .................. 36
48
MSCI, Inc. ( Capital Markets ) ......... 27
197
Nasdaq, Inc. ( Capital Markets ) ........ 12
135 NetApp, Inc. ( Technology Hardware,
Storage & Peripherals ) .......... 14
264
Netflix, Inc. ( Entertainment ) (a) ........ 160
59 Neurocrine Biosciences, Inc.
( Biotechnology ) (a) ............. 8
724
Newmont Corp. ( Metals & Mining ) ..... 26
235
News Corp. , Class - A ( Media ) ........ 6
1,250
NextEra Energy, Inc. ( Electric Utilities ) .. 80
747 NIKE, Inc. , Class - B ( Textiles, Apparel &
Luxury Goods ) ............... 70
304
NiSource, Inc. ( Multi-Utilities ) ........ 8
38
Nordson Corp. ( Machinery ) .......... 10
138 Norfolk Southern Corp. ( Ground
Transportation ) ............... 35
131
Northern Trust Corp. ( Capital Markets ) .. 12
124
NRG Energy, Inc. ( Electric Utilities ) .... 8
153
Nucor Corp. ( Metals & Mining ) ....... 30
1,497 NVIDIA Corp. ( Semiconductors &
Semiconductor Equipment ) ....... 1,354
2
NVR, Inc. ( Household Durables ) (a) ..... 16
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
405 Occidental Petroleum Corp. ( Oil, Gas &
Consumable Fuels ) ............. $ 26
92
Okta, Inc. ( IT Services ) (a) ............ 10
120 Old Dominion Freight Line, Inc. ( Ground
Transportation ) ............... 26
125
Omnicom Group, Inc. ( Media ) ........ 12
263 ON Semiconductor Corp. ( Semiconductors
& Semiconductor Equipment ) (a) ... 19
364 ONEOK, Inc. ( Oil, Gas & Consumable
Fuels ) ...................... 29
999
Oracle Corp. ( Software ) ............. 125
36 O'Reilly Automotive, Inc. ( Specialty
Retail ) (a) .................... 41
237
Otis Worldwide Corp. ( Machinery ) ..... 24
147
Ovintiv, Inc. ( Oil, Gas & Consumable Fuels ) 8
54
Owens Corning ( Building Products ) .... 9
320
PACCAR, Inc. ( Machinery ) .......... 40
51 Packaging Corp. of America ( Containers &
Packaging ) .................. 10
1,126 Palantir Technologies, Inc. , Class - A
( Software ) (a) ................. 26
194
Palo Alto Networks, Inc. ( Software ) (a) ... 55
291
Paramount Global , Class - B ( Media ) .... 3
79
Parker-Hannifin Corp. ( Machinery ) ..... 44
201
Paychex, Inc. ( Professional Services ) .... 25
30 Paycom Software, Inc. ( Professional
Services ) .................... 6
26 Paylocity Holding Corp. ( Professional
Services ) (a) .................. 4
642 PayPal Holdings, Inc. ( Financial
Services ) (a) .................. 43
835
PepsiCo, Inc. ( Beverages ) ............ 146
1,247
PG&E Corp. ( Electric Utilities ) ........ 21
271
Phillips 66 ( Oil, Gas & Consumable Fuels ) 44
344 Pinterest, Inc. , Class - A ( Interactive Media
& Services ) (a) ................ 12
142 Pioneer Natural Resources Co. ( Oil, Gas &
Consumable Fuels ) ............. 37
25
Pool Corp. ( Distributors ) ............ 10
146
PPG Industries, Inc. ( Chemicals ) ....... 21
463
PPL Corp. ( Electric Utilities ) .......... 13
154
Principal Financial Group, Inc. ( Insurance ) 13
564
Prologis, Inc. ( Industrial REITs ) ....... 73
226
Prudential Financial, Inc. ( Insurance ) .... 27
76
PTC, Inc. ( Software ) (a) ............. 14
288 Public Service Enterprise Group, Inc.
( Multi-Utilities ) ............... 19
97
Public Storage ( Specialized REITs ) ..... 28
131
PulteGroup, Inc. ( Household Durables ) .. 16
54 Qorvo, Inc. ( Semiconductors &
Semiconductor Equipment ) (a) ..... 6
669 QUALCOMM, Inc. ( Semiconductors &
Semiconductor Equipment ) ....... 113
89 Quanta Services, Inc. ( Construction &
Engineering ) ................. 23

HC CAPITAL TRUST
The Catholic SRI Growth Portfolio
Portfolio of Investments (continued) — March 31, 2024 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
62 Quest Diagnostics, Inc. ( Health Care
Providers & Services ) ........... $ 8
114 Raymond James Financial, Inc. ( Capital
Markets ) .................... 15
100 RB Global, Inc. ( Commercial Services &
Supplies ) .................... 8
484
Realty Income Corp. ( Retail REITs ) ..... 26
95
Regency Centers Corp. ( Retail REITs ) ... 6
609
Regions Financial Corp. ( Banks ) ....... 13
34
Reliance, Inc. ( Metals & Mining ) ...... 11
29 Repligen Corp. ( Life Sciences Tools &
Services ) (a) .................. 5
127 Republic Services, Inc. ( Commercial
Services & Supplies ) ........... 24
86 ResMed, Inc. ( Health Care Equipment &
Supplies ) .................... 17
361 Rivian Automotive, Inc. , Class - A
( Automobiles ) (a) .............. 4
59
Robert Half, Inc. ( Professional Services ) . 5
282 Robinhood Markets, Inc. , Class - A ( Capital
Markets ) (a) .................. 6
255 ROBLOX Corp. , Class - A
( Entertainment ) (a) ............. 10
71 Rockwell Automation, Inc. ( Electrical
Equipment ) .................. 21
71
Roku, Inc. ( Entertainment ) (a) ......... 5
169 Rollins, Inc. ( Commercial Services &
Supplies ) .................... 8
65
Roper Technologies, Inc. ( Software ) .... 36
210
Ross Stores, Inc. ( Specialty Retail ) ..... 31
150 Royal Caribbean Cruises Ltd. ( Hotels,
Restaurants & Leisure ) (a) ........ 21
263 Royalty Pharma PLC , Class - A
( Pharmaceuticals ) ............. 8
79
RPM International, Inc. ( Chemicals ) .... 9
198
S&P Global, Inc. ( Capital Markets ) ..... 84
582
Salesforce, Inc. ( Software ) (a) ......... 175
118
Samsara, Inc. , Class - A ( Software ) (a) ... 4
68 SBA Communications Corp. ( Specialized
REITs ) ..................... 15
869 Schlumberger N.V. ( Energy Equipment &
Services ) .................... 48
115 Seagate Technology Holdings PLC
( Technology Hardware, Storage &
Peripherals ) .................. 11
64
SEI Investments Co. ( Capital Markets ) .. 5
389
Sempra ( Multi-Utilities ) ............. 28
125
ServiceNow, Inc. ( Software ) (a) ........ 95
191
Simon Property Group, Inc. ( Retail REITs ) 30
400
Sirius XM Holdings, Inc. ( Media ) ...... 2
94 Skyworks Solutions, Inc. ( Semiconductors
& Semiconductor Equipment ) ..... 10
724 Snap, Inc. , Class - A ( Interactive Media &
Services ) (a) .................. 8
34
Snap-on, Inc. ( Machinery ) ........... 10
172
Snowflake, Inc. , Class - A ( IT Services ) (a) 28
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
105
Southwest Airlines Co. ( Passenger Airlines ) $ 3
122 SS&C Technologies Holdings, Inc.
( Professional Services ) .......... 8
91
Stanley Black & Decker, Inc. ( Machinery ) 9
699 Starbucks Corp. ( Hotels, Restaurants &
Leisure ) .................... 64
202
State Street Corp. ( Capital Markets ) ..... 16
93
Steel Dynamics, Inc. ( Metals & Mining ) . 14
62 STERIS PLC ( Health Care Equipment &
Supplies ) .................... 14
208 Stryker Corp. ( Health Care Equipment &
Supplies ) .................... 74
79
Sun Communities, Inc. ( Residential REITs ) 10
31 Super Micro Computer, Inc. ( Technology
Hardware, Storage & Peripherals ) (a) 31
268
Synchrony Financial ( Consumer Finance ) 12
93
Synopsys, Inc. ( Software ) (a) .......... 53
313 Sysco Corp. ( Consumer Staples Distribution
& Retail ) .................... 25
143
T. Rowe Price Group, Inc. ( Capital Markets ) 17
106 Take-Two Interactive Software, Inc.
( Entertainment ) (a) ............. 16
133 Targa Resources Corp. ( Oil, Gas &
Consumable Fuels ) ............. 15
282 Target Corp. ( Consumer Staples Distribution
& Retail ) .................... 50
191 TE Connectivity Ltd. ( Electronic
Equipment, Instruments &
Components ) ................. 28
30 Teledyne Technologies, Inc. ( Electronic
Equipment, Instruments &
Components ) (a) ............... 13
32 Teleflex, Inc. ( Health Care Equipment &
Supplies ) .................... 7
94 Teradyne, Inc. ( Semiconductors &
Semiconductor Equipment ) ....... 11
1,731
Tesla, Inc. ( Automobiles ) (a) .......... 304
539 Texas Instruments, Inc. ( Semiconductors &
Semiconductor Equipment ) ....... 94
12 Texas Pacific Land Corp. ( Oil, Gas &
Consumable Fuels ) ............. 7
364 The AES Corp. ( Independent Power and
Renewable Electricity Producers ) .. 7
160
The Allstate Corp. ( Insurance ) ......... 28
446 The Bank of New York Mellon Corp.
( Capital Markets ) .............. 26
130
The Carlyle Group, Inc. ( Capital Markets ) 6
917 The Charles Schwab Corp. ( Capital
Markets ) .................... 66
180 The Cigna Group ( Health Care Providers &
Services ) .................... 65
73
The Clorox Co. ( Household Products ) ... 11
2,494
The Coca-Cola Co. ( Beverages ) ....... 153
143 The Estee Lauder Cos., Inc. ( Personal Care
Products ) .................... 22
195 The Goldman Sachs Group, Inc. ( Capital
Markets ) .................... 81

HC CAPITAL TRUST
The Catholic SRI Growth Portfolio
Portfolio of Investments (continued) — March 31, 2024 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
185 The Hartford Financial Services Group, Inc.
( Insurance ) .................. $ 19
93
The Hershey Co. ( Food Products ) ...... 18
600
The Home Depot, Inc. ( Specialty Retail ) . 230
254
The Interpublic Group of Cos., Inc. ( Media ) 8
63
The J.M. Smucker Co. ( Food Products ) .. 8
531
The Kraft Heinz Co. ( Food Products ) .... 20
431 The Kroger Co. ( Consumer Staples
Distribution & Retail ) ........... 25
186
The Mosaic Co. ( Chemicals ) .......... 6
246 The PNC Financial Services Group, Inc.
( Banks ) ..................... 40
355
The Progressive Corp. ( Insurance ) ...... 73
148
The Sherwin-Williams Co. ( Chemicals ) .. 51
659
The Southern Co. ( Electric Utilities ) .... 47
701
The TJX Cos., Inc. ( Specialty Retail ) .... 71
62
The Toro Co. ( Machinery ) ............ 6
273
The Trade Desk, Inc. , Class - A ( Media ) (a) 24
140
The Travelers Cos., Inc. ( Insurance ) ..... 32
1,114
The Walt Disney Co. ( Entertainment ) .... 136
745 The Williams Cos., Inc. ( Oil, Gas &
Consumable Fuels ) ............. 29
307 T-Mobile US, Inc. ( Wireless
Telecommunication Services ) ..... 50
200
Toast, Inc. , Class - A ( Financial Services ) (a) 5
68
Tractor Supply Co. ( Specialty Retail ) .... 18
65 Tradeweb Markets, Inc. , Class - A ( Capital
Markets ) .................... 7
34 TransDigm Group, Inc. ( Aerospace &
Defense ) .................... 42
116
TransUnion ( Professional Services ) ..... 9
143 Trimble, Inc. ( Electronic Equipment,
Instruments & Components ) (a) .... 9
825
Truist Financial Corp. ( Banks ) ......... 32
93
Twilio, Inc. , Class - A ( IT Services ) (a) ... 6
27
Tyler Technologies, Inc. ( Software ) (a) ... 11
184
Tyson Foods, Inc. , Class - A ( Food Products ) 11
942
U.S. Bancorp ( Banks ) ............... 42
1,119 Uber Technologies, Inc. ( Ground
Transportation ) (a) ............. 86
175
UDR, Inc. ( Residential REITs ) ........ 7
59 U-Haul Holding Co. ( Ground
Transportation ) ............... 4
230
UiPath, Inc. , Class - A ( Software ) (a) .... 5
30
Ulta Beauty, Inc. ( Specialty Retail ) (a) ... 16
370 Union Pacific Corp. ( Ground
Transportation ) ............... 91
441 United Parcel Service, Inc. , Class - B ( Air
Freight & Logistics ) ............ 66
42 United Rentals, Inc. ( Trading Companies &
Distributors ) ................. 30
27 United Therapeutics Corp.
( Biotechnology ) (a) ............. 6
562 UnitedHealth Group, Inc. ( Health Care
Providers & Services ) ........... 278
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
142
Unity Software, Inc. ( Software ) (a) ...... $ 4
34 Universal Health Services, Inc. , Class - B
( Health Care Providers & Services ) . 6
25 Vail Resorts, Inc. ( Hotels, Restaurants &
Leisure ) .................... 6
204 Valero Energy Corp. ( Oil, Gas &
Consumable Fuels ) ............. 35
94 Veeva Systems, Inc. , Class - A ( Health Care
Technology ) (a) ............... 22
261
Ventas, Inc. ( Health Care REITs ) ....... 11
130 Veralto Corp. ( Commercial Services &
Supplies ) .................... 12
54
VeriSign, Inc. ( IT Services ) (a) ......... 10
89 Verisk Analytics, Inc. ( Professional
Services ) .................... 21
2,555 Verizon Communications, Inc. ( Diversified
Telecommunication Services ) ..... 107
223 Vertiv Holdings Co. , Class - A ( Electrical
Equipment ) .................. 18
659
VICI Properties, Inc. ( Specialized REITs ) 20
954
Visa, Inc. , Class - A ( Financial Services ) . 266
199 Vistra Corp. ( Independent Power and
Renewable Electricity Producers ) .. 14
81 Vulcan Materials Co. ( Construction
Materials ) ................... 22
115
W.R. Berkley Corp. ( Insurance ) ........ 10
27 W.W. Grainger, Inc. ( Trading Companies &
Distributors ) ................. 27
415 Walgreens Boots Alliance, Inc. ( Consumer
Staples Distribution & Retail ) ..... 9
2,676 Walmart, Inc. ( Consumer Staples
Distribution & Retail ) ........... 161
1,469 Warner Bros. Discovery, Inc.
( Entertainment ) (a) ............. 13
246 Waste Management, Inc. ( Commercial
Services & Supplies ) ........... 52
38 Waters Corp. ( Life Sciences Tools &
Services ) (a) .................. 13
20 Watsco, Inc. ( Trading Companies &
Distributors ) ................. 9
198
WEC Energy Group, Inc. ( Multi-Utilities ) 16
2,187
Wells Fargo & Co. ( Banks ) ........... 127
330
Welltower, Inc. ( Health Care REITs ) .... 31
44 West Pharmaceutical Services, Inc. ( Life
Sciences Tools & Services ) ....... 17
183 Western Digital Corp. ( Technology
Hardware, Storage & Peripherals ) (a) 12
108 Westinghouse Air Brake Technologies Corp.
( Machinery ) ................. 16
19
Westlake Corp. ( Chemicals ) .......... 3
137
Westrock Co. ( Containers & Packaging ) .. 7
461
Weyerhaeuser Co. ( Specialized REITs ) .. 17
39
Williams-Sonoma, Inc. ( Specialty Retail ) . 12
127
Workday, Inc. , Class - A ( Software ) (a) ... 35
123
WP Carey, Inc. ( Diversified REITs ) ..... 7

HC CAPITAL TRUST
The Catholic SRI Growth Portfolio
Portfolio of Investments (concluded) — March 31, 2024 (Unaudited)
As of March 31, 2024 , 100% of the Portfolio’s net assets were managed by
Mellon Investments Corporation.
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
55 Wynn Resorts Ltd. ( Hotels, Restaurants &
Leisure ) .................... $ 6
338
Xcel Energy, Inc. ( Electric Utilities ) ..... 18
150
Xylem, Inc. ( Machinery ) ............. 19
174 Yum! Brands, Inc. ( Hotels, Restaurants &
Leisure ) .................... 24
30 Zebra Technologies Corp. ( Electronic
Equipment, Instruments &
Components ) (a) ............... 9
80 Zillow Group, Inc. , Class - C ( Real Estate
Management & Development ) (a) ... 4
132 Zimmer Biomet Holdings, Inc. ( Health Care
Equipment & Supplies ) ......... 17
282
Zoetis, Inc. ( Pharmaceuticals ) ......... 48
156 Zoom Video Communications, Inc. , Class -
A ( Software ) (a) ............... 10
52
Zscaler, Inc. ( Software ) (a) ............ 10
24,325
Uruguay — 0 .12%
28
MercadoLibre, Inc. ( Broadline Retail ) (a) . 42
Total Common Stocks .............. 34,786
Warrant — 0 .00%
Canada — 0 .00%
12 Constellation Software, Inc. , 3/31/40
( Software ) (a) (c) ............... —
Total Warrant ................... —
Investment Companies — 0 .10%
Money Market Funds — 0 .10%
28,822 Federated Hermes Treasury Obligations
Fund, Institutional Shares , 5 .17% ^^ (d) 29
6,404 State Street Institutional Treasury Plus
Money Market Fund, Trust Class ,
5 .20% (d) .................... 6
Total Investment Companies ......... 35
Total Investments (cost $ 20,598 ) —
99 .81% ..................... 34,821
Other assets in excess of liabilities —
0 .19% ...................... 67
Net Assets - 100.00% $ 34,888
Amounts designated as "—" are $0 or have been rounded to $0.
^ All or part of this security was on loan as of March 31, 2024.
^^ Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2024.
(a) Represents non-income producing security.
(b) Represents a security purchased under Rule 144A or Section 4(2)
and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(c) Security was valued using significant unobservable inputs as of March
31, 2024.
(d) Annualized 7-day yield as of period-end.
ADR—American Depositary Receipt
REIT—Real Estate Investment Trust

HC CAPITAL TRUST
The International Equity Portfolio
Portfolio of Investments — March 31, 2024 (Unaudited)
85
Shares Security Description
Value
(000)
Common Stocks — 87 .88%
Australia — 5 .42%
4,466
Ampol Ltd. ( Oil, Gas & Consumable Fuels ) $ 116
153,655
ANZ Group Holdings Ltd. ( Banks ) ..... 2,943
21,823 Aristocrat Leisure Ltd. ( Hotels, Restaurants
& Leisure ) ................... 611
82,839
Bendigo & Adelaide Bank Ltd. ( Banks ) .. 553
85,014
BHP Group Ltd. ( Metals & Mining ) ..... 2,441
70,201
BHP Group Ltd. ( Metals & Mining ) ..... 2,025
43,919
Commonwealth Bank of Australia ( Banks ) 3,443
53,824
Fortescue Ltd. ( Metals & Mining ) ...... 901
68,557
Goodman Group ( Industrial REITs ) ..... 1,510
7,899
Macquarie Group Ltd. ( Capital Markets ) . 1,028
174,147
National Australia Bank Ltd. ( Banks ) .... 3,931
41,245
Qantas Airways Ltd. ( Passenger Airlines ) (a) 146
55,092
QBE Insurance Group Ltd. ( Insurance ) .. 651
15,339
Rio Tinto Ltd. ( Metals & Mining ) ...... 1,217
150,128
Santos Ltd. ( Oil, Gas & Consumable Fuels ) 758
198,921
Scentre Group ( Retail REITs ) ......... 439
18,427
Suncorp Group Ltd. ( Insurance ) ....... 197
562,458 The Lottery Corp. Ltd. ( Hotels, Restaurants
& Leisure ) ................... 1,887
44,996
Treasury Wine Estates Ltd. ( Beverages ) .. 365
63,839
Wesfarmers Ltd. ( Broadline Retail ) ..... 2,845
148,167
Westpac Banking Corp. ( Banks ) ....... 2,519
28,099 Woodside Energy Group Ltd. ( Oil, Gas &
Consumable Fuels ) ............. 558
35,740
Worley Ltd. ( Construction & Engineering ) 390
31,474
Austria — 0 .22%
23,927
Erste Group Bank AG ( Banks ) ........ 1,066
4,792
OMV AG ( Oil, Gas & Consumable Fuels ) 227
1,293
Belgium — 0 .46%
40,660 Anheuser-Busch InBev SA/N.V.
( Beverages ) .................. 2,476
8,118
Umicore SA ( Chemicals ) ............ 175
2,651
Canada — 9 .37%
30,089
Air Canada ( Passenger Airlines ) (a) ..... 436
50,883 Alimentation Couche-Tard, Inc. ( Consumer
Staples Distribution & Retail ) ..... 2,904
8,987
AltaGas Ltd. ( Gas Utilities ) ........... 199
45,514
Bank of Montreal ( Banks ) ............ 4,443
9,632
CAE, Inc. ( Aerospace & Defense ) (a) .... 199
31,854 Cameco Corp. ( Oil, Gas & Consumable
Fuels ) ...................... 1,379
55,707 Canadian Natural Resources Ltd. ( Oil, Gas
& Consumable Fuels ) ........... 4,249
3,130 Canadian Pacific Kansas City Ltd. ( Ground
Transportation ) ............... 276
Shares Security Description
Value
(000)
Common Stocks (continued)
Canada (continued)
11,085 Canadian Tire Corp. Ltd. , Class - A
( Broadline Retail ) ............. $ 1,106
3,259 CCL Industries, Inc. , Class - B ( Containers
& Packaging ) ................. 167
125,033 Cenovus Energy, Inc. ( Oil, Gas &
Consumable Fuels ) ............. 2,500
835
Constellation Software, Inc. ( Software ) .. 2,281
11,192
Dollarama, Inc. ( Broadline Retail ) ...... 853
20,879 Enbridge, Inc. ( Oil, Gas & Consumable
Fuels ) ...................... 755
1,023
Fairfax Financial Holdings Ltd. ( Insurance ) 1,103
17,917 First Quantum Minerals Ltd. ( Metals &
Mining ) ..................... 193
7,691
Franco-Nevada Corp. ( Metals & Mining ) . 917
24,142 GFL Environmental, Inc. ( Commercial
Services & Supplies ) ........... 833
64,358
Great-West Lifeco, Inc. ( Insurance ) ..... 2,058
27,914 H&R Real Estate Investment Trust
( Diversified REITs ) ............ 191
12,464
Hydro One Ltd. ( Electric Utilities ) ...... 364
5,430
Intact Financial Corp. ( Insurance ) ...... 882
56,358 Keyera Corp. ( Oil, Gas & Consumable
Fuels ) ...................... 1,452
2,505
Lumine Group, Inc. ( Software ) (a) ...... 66
28,660 Magna International, Inc. ( Automobile
Components ) ................. 1,561
8,370
Manulife Financial Corp. ( Insurance ) .... 209
15,818
Methanex Corp. ( Chemicals ) .......... 705
18,402
National Bank of Canada ( Banks ) ...... 1,550
62,155 Northland Power, Inc. ( Independent Power
and Renewable Electricity Producers ) 1,016
3,339
Nutrien Ltd. ( Chemicals ) ............ 181
1,796
Onex Corp. ( Capital Markets ) ......... 135
7,732 Pembina Pipeline Corp. ( Oil, Gas &
Consumable Fuels ) ............. 273
66,482
Power Corp. of Canada ( Insurance ) ..... 1,864
6,978 Primaris Real Estate Investment Trust
( Retail REITs ) ................ 72
1,726 Restaurant Brands International, Inc.
( Hotels, Restaurants & Leisure ) .... 137
67,963 RioCan Real Estate Investment Trust ( Retail
REITs ) ..................... 927
11,932
Royal Bank of Canada ( Banks ) ........ 1,204
52,851
Shopify, Inc. , Class - A ( IT Services ) (a) .. 4,077
52,951
Sun Life Financial, Inc. ( Insurance ) ..... 2,890
5,745 Suncor Energy, Inc. ( Oil, Gas &
Consumable Fuels ) ............. 212
18,439 Teck Resources Ltd. , Class - B ( Metals &
Mining ) ..................... 844
72,937 TELUS Corp. ( Diversified
Telecommunication Services ) ..... 1,167
12,498
The Toronto-Dominion Bank ( Banks ) ... 754
22,457 Thomson Reuters Corp. ( Professional
Services ) .................... 3,495

HC CAPITAL TRUST
The International Equity Portfolio
Portfolio of Investments (continued) — March 31, 2024 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Canada (continued)
28,308 Wheaton Precious Metals Corp. ( Metals &
Mining ) ..................... $ 1,333
54,412
Denmark — 3 .25%
2,246
DSV A/S ( Air Freight & Logistics ) ..... 365
7,565
Genmab A/S ( Biotechnology ) (a) ....... 2,281
127,453 Novo Nordisk A/S , Class - B
( Pharmaceuticals ) ............. 16,248
18,894
Finland — 0 .57%
4,385
Mandatum Oyj ( Insurance ) (a) ......... 20
178,699
Nordea Bank Abp ( Banks ) ........... 1,990
3,545
Orion Oyj , Class - B ( Pharmaceuticals ) .. 132
4,385
Sampo Oyj , A Shares ( Insurance ) ...... 187
44,232 Stora Enso Oyj , Registered Shares ( Paper &
Forest Products ) ............... 615
10,204 UPM-Kymmene Oyj ( Paper & Forest
Products ) .................... 340
3,284
France — 9 .86%
2,230 Aeroports de Paris SA ( Transportation
Infrastructure ) ................ 306
21,951
Air Liquide SA ( Chemicals ) .......... 4,566
23,149
Airbus SE ( Aerospace & Defense ) ...... 4,263
47,723
AXA SA ( Insurance ) ............... 1,792
46,563
BNP Paribas SA ( Banks ) ............. 3,308
4,957
Bouygues SA ( Construction & Engineering ) 202
1,044
Capgemini SE ( IT Services ) .......... 240
3,697
Cie de Saint-Gobain SA ( Building Products ) 287
99,973
Credit Agricole SA ( Banks ) ........... 1,490
6,505
Dassault Systemes SE ( Software ) ...... 288
1,749
Eiffage SA ( Construction & Engineering ) . 198
25,532
Engie SA ( Multi-Utilities ) ............ 427
18,607 EssilorLuxottica SA ( Health Care
Equipment & Supplies ) ......... 4,209
2,933
Eurazeo SE ( Financial Services ) ....... 257
1,233
Gecina SA ( Office REITs ) ............ 126
2,454 Hermes International SCA ( Textiles, Apparel
& Luxury Goods ) .............. 6,263
10,109
L'Oreal SA ( Personal Care Products ) .... 4,783
5,264 LVMH Moet Hennessy Louis Vuitton SE
( Textiles, Apparel & Luxury Goods ) 4,734
5,232
Pernod Ricard SA ( Beverages ) ........ 846
8,075
Publicis Groupe SA ( Media ) .......... 880
7,261
Renault SA ( Automobiles ) ........... 367
35,572
Sanofi SA ( Pharmaceuticals ) .......... 3,490
34,976 Schneider Electric SE ( Electrical
Equipment ) .................. 7,911
98,039
Societe Generale SA ( Banks ) ......... 2,624
4,176
Thales SA ( Aerospace & Defense ) ...... 712
Shares Security Description
Value
(000)
Common Stocks (continued)
France (continued)
23,129 TotalEnergies SE ( Oil, Gas & Consumable
Fuels ) ...................... $ 1,584
7,086 Unibail-Rodamco-Westfield ( Retail
REITs ) (a) ................... 569
15,933
Veolia Environnement SA ( Multi-Utilities ) 518
57,240
Germany — 6 .79%
13,053 adidas AG ( Textiles, Apparel & Luxury
Goods ) ..................... 2,915
10,077
Allianz SE , Registered Shares ( Insurance ) 3,020
1,793 Bayerische Motoren Werke AG
( Automobiles ) ................ 207
1,065
Beiersdorf AG ( Personal Care Products ) .. 155
33,975
Commerzbank AG ( Banks ) ........... 467
2,692
Covestro AG ( Chemicals ) (a) .......... 147
1,439
Daimler Truck Holding AG ( Machinery ) . 73
113,622 Deutsche Bank AG , Registered Shares
( Capital Markets ) .............. 1,787
21,575
Deutsche Boerse AG ( Capital Markets ) .. 4,414
69,579
Deutsche Post AG ( Air Freight & Logistics ) 2,996
128,506 Deutsche Telekom AG ( Diversified
Telecommunication Services ) ..... 3,119
5,615 Fraport AG Frankfurt Airport Services
Worldwide ( Transportation
Infrastructure ) (a) .............. 296
6,983
GEA Group AG ( Machinery ) ......... 295
1,115
Hannover Rueck SE ( Insurance ) ....... 305
82,230 Infineon Technologies AG ( Semiconductors
& Semiconductor Equipment ) ..... 2,795
2,540 Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen ,
Registered Shares ( Insurance ) ..... 1,239
18,514 RWE AG ( Independent Power and
Renewable Electricity Producers ) .. 628
36,196
SAP SE ( Software ) ................. 7,046
1,461 Sartorius AG , Preference Shares ( Life
Sciences Tools & Services ) ....... 581
28,228 Siemens AG , Registered Shares ( Industrial
Conglomerates ) ............... 5,388
6,087
Symrise AG ( Chemicals ) ............ 729
6,109 Volkswagen AG , Preference Shares
( Automobiles ) ................ 809
39,411
Hong Kong — 0 .95%
483,480
AIA Group Ltd. ( Insurance ) .......... 3,247
75,055
BOC Hong Kong Holdings Ltd. ( Banks ) . 201
334,000 China Common Rich Renewable Energy
Investment Ltd. ( Independent
Power and Renewable Electricity
Producers ) (b) ................. —
98,500 CK Asset Holdings Ltd. ( Real Estate
Management & Development ) ..... 405
73,000 Galaxy Entertainment Group Ltd. ( Hotels,
Restaurants & Leisure ) .......... 367

HC CAPITAL TRUST
The International Equity Portfolio
Portfolio of Investments (continued) — March 31, 2024 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Hong Kong (continued)
6,300 Jardine Matheson Holdings Ltd. ( Industrial
Conglomerates ) ............... $ 235
41,917
Link REIT ( Retail REITs ) ............ 180
186,500
MTR Corp. Ltd. ( Ground Transportation ) . 615
14,472 Pacific Century Premium Developments
Ltd. ( Real Estate Management &
Development ) (a) .............. —
121,391 PCCW Ltd. ( Diversified Telecommunication
Services ) .................... 60
24,000 Swire Pacific Ltd. , Class - A ( Real Estate
Management & Development ) ..... 197
5,507
Ireland (Republic of) — 1 .38%
8,728 AerCap Holdings N.V. ( Trading Companies
& Distributors ) (a) ............. 759
332,317
Bank of Ireland Group PLC ( Banks ) .... 3,388
24,053
CRH PLC ( Construction Materials ) ..... 2,072
25,494
Experian PLC ( Professional Services ) ... 1,111
16,821 James Hardie Industries PLC ( Construction
Materials ) (a) ................. 675
8,005
Israel — 0 .34%
862
CyberArk Software Ltd. ( Software ) (a) ... 229
6,703
Nice Ltd. , ADR ( Software ) (a) ......... 1,747
1,976
Italy — 1 .67%
69,888
Assicurazioni Generali SpA ( Insurance ) .. 1,769
47,935
Enel SpA ( Electric Utilities ) .......... 316
1,561
Ferrari N.V. ( Automobiles ) ........... 680
157,139
Intesa Sanpaolo SpA ( Banks ) ......... 570
7,820
Iveco Group N.V. ( Machinery ) (a) ...... 116
168,665 Mediobanca Banca di Credito Finanziario
SpA ( Banks ) ................. 2,514
7,356 Moncler SpA ( Textiles, Apparel & Luxury
Goods ) ..................... 549
166,391
Nexi SpA ( Financial Services ) (a) ....... 1,054
9,459
Poste Italiane SpA ( Insurance ) ......... 118
104,597
Snam SpA ( Gas Utilities ) ............ 494
180,455 Terna - Rete Elettrica Nazionale ( Electric
Utilities ) .................... 1,491
9,671
Japan — 18 .16%
8,800 Advantest Corp. ( Semiconductors &
Semiconductor Equipment ) ....... 389
6,845
AGC, Inc. ( Building Products ) ........ 248
4,500
Aisin Corp. ( Automobile Components ) .. 183
27,300
Ajinomoto Co., Inc. ( Food Products ) .... 1,016
15,300
Amada Co. Ltd. ( Machinery ) ......... 174
6,100
Asahi Group Holdings Ltd. ( Beverages ) .. 223
84,700
Astellas Pharma, Inc. ( Pharmaceuticals ) .. 909
Shares Security Description
Value
(000)
Common Stocks (continued)
Japan (continued)
3,900 Azbil Corp. ( Electronic Equipment,
Instruments & Components ) ...... $ 107
21,100 Bandai Namco Holdings, Inc. ( Leisure
Products ) .................... 390
15,200 Bridgestone Corp. ( Automobile
Components ) ................. 672
38,300 Canon, Inc. ( Technology Hardware, Storage
& Peripherals ) ................ 1,139
8,600
Capcom Co. Ltd. ( Entertainment ) ...... 161
293,700
Concordia Financial Group Ltd. ( Banks ) . 1,473
178,200
CyberAgent, Inc. ( Media ) ............ 1,293
13,388 Dai Nippon Printing Co. Ltd. ( Commercial
Services & Supplies ) ........... 409
58,800
Daifuku Co. Ltd. ( Machinery ) ......... 1,402
40,900
Dai-ichi Life Holdings, Inc. ( Insurance ) .. 1,040
1,279 Daito Trust Construction Co. Ltd. ( Real
Estate Management & Development ) 146
15,550 Daiwa House Industry Co. Ltd. ( Real Estate
Management & Development ) ..... 461
12,000
Denso Corp. ( Automobile Components ) .. 229
4,800
Dentsu Group, Inc. ( Media ) .......... 133
3,900
Fuji Electric Co. Ltd. ( Electrical Equipment ) 260
25,200 FUJIFILM Holdings Corp. ( Technology
Hardware, Storage & Peripherals ) .. 564
109,000
Fujitsu Ltd. ( IT Services ) ............ 1,741
37,100
Hitachi Ltd. ( Industrial Conglomerates ) .. 3,372
12,900
Honda Motor Co. Ltd. ( Automobiles ) ... 159
20,700 Hoya Corp. ( Health Care Equipment &
Supplies ) .................... 2,576
39,100
Inpex Corp. ( Oil, Gas & Consumable Fuels ) 594
22,100 Isetan Mitsukoshi Holdings Ltd. ( Broadline
Retail ) ...................... 358
21,000
Isuzu Motors Ltd. ( Automobiles ) ....... 283
92,317 ITOCHU Corp. ( Trading Companies &
Distributors ) ................. 3,943
6,000
Japan Airlines Co. Ltd. ( Passenger Airlines ) 114
70,600 Japan Exchange Group, Inc. ( Capital
Markets ) .................... 1,905
8,300
Japan Post Insurance Co. Ltd. ( Insurance ) 158
5,554
JSR Corp. ( Chemicals ) .............. 159
9,200 Kawasaki Heavy Industries Ltd.
( Machinery ) ................. 301
101,200 KDDI Corp. ( Wireless Telecommunication
Services ) .................... 2,987
6,100 Keyence Corp. ( Electronic Equipment,
Instruments & Components ) ...... 2,825
22,000
Kikkoman Corp. ( Food Products ) ...... 281
6,345
Komatsu Ltd. ( Machinery ) ........... 187
11,600
Kyoto Financial Group, Inc. ( Banks ) .... 209
6,000 Lasertec Corp. ( Semiconductors &
Semiconductor Equipment ) ....... 1,702
22,200
Makita Corp. ( Machinery ) ........... 627
63,300 Marubeni Corp. ( Trading Companies &
Distributors ) ................. 1,092
171,435 Mitsubishi Corp. ( Trading Companies &
Distributors ) ................. 3,945

HC CAPITAL TRUST
The International Equity Portfolio
Portfolio of Investments (continued) — March 31, 2024 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Japan (continued)
34,200 Mitsubishi Estate Co. Ltd. ( Real Estate
Management & Development ) ..... $ 620
97,000 Mitsubishi Heavy Industries Ltd.
( Machinery ) ................. 875
432,200 Mitsubishi UFJ Financial Group, Inc.
( Banks ) ..................... 4,383
131,788 Mitsui & Co. Ltd. ( Trading Companies &
Distributors ) ................. 6,132
108,300 Mitsui Fudosan Co. Ltd. ( Real Estate
Management & Development ) ..... 1,162
12,600 Mitsui O.S.K. Lines Ltd. ( Marine
Transportation ) ............... 384
109,800 Murata Manufacturing Co. Ltd. ( Electronic
Equipment, Instruments &
Components ) ................. 2,056
14,700
NEC Corp. ( IT Services ) ............. 1,070
20,000
Nexon Co. Ltd. ( Entertainment ) ....... 332
19,200
Nikon Corp. ( Household Durables ) ..... 193
5,800 NIPPON EXPRESS HOLDINGS, Inc. ( Air
Freight & Logistics ) ............ 295
6,300
Nippon Sanso Holdings Corp. ( Chemicals ) 197
30,800
Nippon Steel Corp. ( Metals & Mining ) .. 738
910,000 Nippon Telegraph & Telephone Corp.
( Diversified Telecommunication
Services ) .................... 1,082
66,500
Nissan Motor Co. Ltd. ( Automobiles ) ... 262
17,800 Nomura Research Institute Ltd. ( IT
Services ) .................... 501
1,800
Obic Co. Ltd. ( IT Services ) ........... 271
79,400 Odakyu Electric Railway Co. Ltd. ( Ground
Transportation ) ............... 1,092
104,100 Olympus Corp. ( Health Care Equipment &
Supplies ) .................... 1,495
10,400 Omron Corp. ( Electronic Equipment,
Instruments & Components ) ...... 370
10,800
ORIX Corp. ( Financial Services ) ....... 235
12,700 Pan Pacific International Holdings Corp.
( Broadline Retail ) ............. 336
156,600 Panasonic Holdings Corp. ( Household
Durables ) ................... 1,488
243,800
Rakuten Group, Inc. ( Broadline Retail ) .. 1,379
22,400 Rohm Co. Ltd. ( Semiconductors &
Semiconductor Equipment ) ....... 357
15,300
SBI Holdings, Inc. ( Capital Markets ) .... 400
35,552
Sekisui House Ltd. ( Household Durables ) 807
17,000
Shin-Etsu Chemical Co. Ltd. ( Chemicals ) 742
37,400
Shiseido Co. Ltd. ( Personal Care Products ) 1,020
38,400
Sompo Holdings, Inc. ( Insurance ) ...... 802
7,100
Sony Group Corp. ( Household Durables ) . 607
28,800 Square Enix Holdings Co. Ltd.
( Entertainment ) ............... 1,108
18,800
Subaru Corp. ( Automobiles ) .......... 426
30,300 SUMCO Corp. ( Semiconductors &
Semiconductor Equipment ) ....... 477
14,148 Sumitomo Mitsui Financial Group, Inc.
( Banks ) ..................... 826
Shares Security Description
Value
(000)
Common Stocks (continued)
Japan (continued)
4,800 Sumitomo Realty & Development Co.
Ltd. ( Real Estate Management &
Development ) ................ $ 178
8,500
T&D Holdings, Inc. ( Insurance ) ....... 147
25,000 Takeda Pharmaceutical Co. Ltd.
( Pharmaceuticals ) ............. 694
22,400
The Chiba Bank Ltd. ( Banks ) ......... 186
29,700
Tokio Marine Holdings, Inc. ( Insurance ) . 927
80,800 Tokyo Electric Power Co. Holdings, Inc.
( Electric Utilities ) (a) ........... 490
26,400 Tokyo Electron Ltd. ( Semiconductors &
Semiconductor Equipment ) ....... 6,848
25,700 Tokyu Fudosan Holdings Corp. ( Real Estate
Management & Development ) ..... 207
21,300
TOTO Ltd. ( Building Products ) ........ 596
17,900
Toyota Industries Corp. ( Machinery ) .... 1,858
485,000
Toyota Motor Corp. ( Automobiles ) ..... 12,195
6,770 Toyota Tsusho Corp. ( Trading Companies &
Distributors ) ................. 462
17,027
Trend Micro, Inc. ( Software ) .......... 862
46,400
Unicharm Corp. ( Household Products ) ... 1,477
20,300 Welcia Holdings Co. Ltd. ( Consumer
Staples Distribution & Retail ) ..... 345
39,000
Yakult Honsha Co. Ltd. ( Food Products ) . 797
5,700
ZOZO, Inc. ( Specialty Retail ) ......... 141
105,469
Luxembourg — 0 .49%
27,423
ArcelorMittal SA ( Metals & Mining ) .... 753
2,992 Eurofins Scientific SE ( Life Sciences Tools
& Services ) .................. 191
96,377
Tenaris SA ( Energy Equipment & Services ) 1,904
2,848
Netherlands — 3 .95%
57,506
ABN AMRO Bank N.V. ( Banks ) ....... 983
73,595
Aegon Ltd. ( Insurance ) .............. 449
24,788
Akzo Nobel N.V. ( Chemicals ) ......... 1,850
728
Argenx SE ( Biotechnology ) (a) ........ 287
10,915 ASML Holding N.V. ( Semiconductors &
Semiconductor Equipment ) ....... 10,506
4,144
EXOR N.V. ( Financial Services ) ....... 461
14,622
ING Groep N.V. ( Banks ) ............. 240
61,918 Koninklijke Ahold Delhaize N.V. ( Consumer
Staples Distribution & Retail ) ..... 1,851
41,503
Prosus N.V. ( Broadline Retail ) ......... 1,302
12,879 QIAGEN N.V. ( Life Sciences Tools &
Services ) .................... 551
87,671
Stellantis N.V. ( Automobiles ) ......... 2,491
1,552
Topicus.com, Inc. ( Software ) .......... 139
11,488
Wolters Kluwer N.V. ( Professional Services ) 1,799
22,909

HC CAPITAL TRUST
The International Equity Portfolio
Portfolio of Investments (continued) — March 31, 2024 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
New Zealand — 0 .19%
198,179 Auckland International Airport Ltd.
( Transportation Infrastructure ) ..... $ 989
31,069 Spark New Zealand Ltd. ( Diversified
Telecommunication Services ) ..... 88
1,077
Norway — 0 .52%
11,596
DNB Bank ASA ( Banks ) ............ 230
105,375 Equinor ASA ( Oil, Gas & Consumable
Fuels ) ...................... 2,781
3,011
Portugal — 0 .23%
338,113 EDP - Energias de Portugal SA ( Electric
Utilities ) .................... 1,317
Singapore — 0 .64%
232,772 CapitaLand Ascendas REIT ( Industrial
REITs ) ..................... 478
175,970 CapitaLand Integrated Commercial Trust
( Retail REITs ) ................ 258
58,000 CapitaLand Investment Ltd. ( Real Estate
Management & Development ) ..... 115
149,100 City Developments Ltd. ( Real Estate
Management & Development ) ..... 646
57,800
DBS Group Holdings Ltd. ( Banks ) ..... 1,543
14,500 Oversea-Chinese Banking Corp. Ltd.
( Banks ) ..................... 145
58,700
Singapore Airlines Ltd. ( Passenger Airlines ) 278
18,700
Singapore Exchange Ltd. ( Capital Markets ) 128
6,600
United Overseas Bank Ltd. ( Banks ) ..... 143
3,734
South Africa — 0 .01%
4,663 Thungela Resources Ltd. ( Oil, Gas &
Consumable Fuels ) ............. 30
South Korea — 0 .05%
4,504 Samsung Electronics Co. Ltd. ( Technology
Hardware, Storage & Peripherals ) .. 270
Spain — 2 .35%
8,052
Acciona SA ( Electric Utilities ) ........ 980
4,412 ACS Actividades de Construccion y
Servicios SA ( Construction &
Engineering ) ................. 185
1,451 Aena SME SA ( Transportation
Infrastructure ) ................ 286
10,177 Amadeus IT Group SA ( Hotels, Restaurants
& Leisure ) ................... 653
620,640 Banco Bilbao Vizcaya Argentaria SA
( Banks ) ..................... 7,390
28,433
Bankinter SA ( Banks ) ............... 208
62,673
CaixaBank SA ( Banks ) .............. 304
246,056
Iberdrola SA ( Electric Utilities ) ........ 3,051
Shares Security Description
Value
(000)
Common Stocks (continued)
Spain (continued)
11,872
Naturgy Energy Group SA ( Gas Utilities ) . $ 257
17,963
Repsol SA ( Oil, Gas & Consumable Fuels ) 299
13,613
Sweden — 1 .56%
1,283
Alleima AB ( Metals & Mining ) ........ 9
10,590 Assa Abloy AB , Class - B ( Building
Products ) .................... 304
90,968
Atlas Copco AB , Class - A ( Machinery ) .. 1,537
59,272
Atlas Copco AB , Class - B ( Machinery ) .. 876
34,078
Essity AB , Class - B ( Household Products ) 809
11,977 Securitas AB , Class - B ( Commercial
Services & Supplies ) ........... 124
51,934 Skandinaviska Enskilda Banken AB , Class -
A ( Banks ) ................... 703
32,522
Swedbank AB , Class - A ( Banks ) ....... 645
107,860 Tele2 AB , B shares ( Wireless
Telecommunication Services ) ..... 886
117,701
Volvo AB , Class - B ( Machinery ) ...... 3,190
9,083
Switzerland — 8 .56%
135,931 ABB Ltd. , Registered Shares ( Electrical
Equipment ) .................. 6,315
6,796 Accelleron Industries AG ( Electrical
Equipment ) .................. 255
8,475 Alcon, Inc. ( Health Care Equipment &
Supplies ) .................... 702
1,838 Baloise Holding AG , Registered Shares
( Insurance ) .................. 288
679 Barry Callebaut AG , Registered Shares
( Food Products ) ............... 986
44 Chocoladefabriken Lindt & Spruengli AG ,
Class - PC ( Food Products ) ....... 527
19,821 Cie Financiere Richemont SA , Registered
Shares ( Textiles, Apparel & Luxury
Goods ) ..................... 3,022
13,970
Coca-Cola HBC AG ( Beverages ) ....... 441
16,029
DSM-Firmenich AG ( Chemicals ) ...... 1,822
387,007
Glencore PLC ( Metals & Mining ) ...... 2,126
5,080 Kuehne + Nagel International AG ,
Registered Shares ( Marine
Transportation ) ............... 1,414
4,844 Logitech International SA , Registered
Shares ( Technology Hardware, Storage
& Peripherals ) ................ 434
4,467 Lonza Group AG , Registered Shares ( Life
Sciences Tools & Services ) ....... 2,676
8,432 Medacta Group SA ( Health Care Equipment
& Supplies ) .................. 1,145
74,089 Nestle SA , Registered Shares ( Food
Products ) .................... 7,868
67,717 Novartis AG , Registered Shares
( Pharmaceuticals ) ............. 6,561
441 Partners Group Holding AG ( Capital
Markets ) .................... 630

HC CAPITAL TRUST
The International Equity Portfolio
Portfolio of Investments (continued) — March 31, 2024 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Switzerland (continued)
12,047
Roche Holding AG ( Pharmaceuticals ) ... $ 3,069
13,543
Sandoz Group AG ( Pharmaceuticals ) (a) .. 409
2,775 SGS SA , Registered Shares ( Professional
Services ) .................... 269
491 Sonova Holding AG ( Health Care
Equipment & Supplies ) ......... 142
1,212 Swisscom AG , Registered Shares
( Diversified Telecommunication
Services ) .................... 741
1,098 The Swatch Group AG , Class - BR ( Textiles,
Apparel & Luxury Goods ) ....... 255
191,523
UBS Group AG ( Capital Markets ) ...... 5,892
3,139
Zurich Insurance Group AG ( Insurance ) .. 1,693
49,682
United Kingdom — 10 .17%
38,163
3i Group PLC ( Capital Markets ) ....... 1,353
5,633
Admiral Group PLC ( Insurance ) ....... 202
24,674
Anglo American PLC ( Metals & Mining ) . 608
17,119 Ashtead Group PLC ( Trading Companies &
Distributors ) ................. 1,218
53,176
AstraZeneca PLC ( Pharmaceuticals ) .... 7,165
31,506 Auto Trader Group PLC ( Interactive Media
& Services ) .................. 278
221,258
Aviva PLC ( Insurance ) .............. 1,387
121,738
BAE Systems PLC ( Aerospace & Defense ) 2,073
95,739
BP PLC ( Oil, Gas & Consumable Fuels ) . 599
51,346
British American Tobacco PLC ( Tobacco ) 1,559
12,788 Bunzl PLC ( Trading Companies &
Distributors ) ................. 492
28,382 Burberry Group PLC ( Textiles, Apparel &
Luxury Goods ) ............... 434
10,781 Coca-Cola Europacific Partners PLC
( Beverages ) .................. 754
68,973 Compass Group PLC ( Hotels, Restaurants &
Leisure ) .................... 2,022
38,420
Diageo PLC ( Beverages ) ............ 1,418
38,064
Entain PLC ( Hotels, Restaurants & Leisure ) 383
176,859
Haleon PLC ( Personal Care Products ) ... 743
223,327
HSBC Holdings PLC ( Banks ) ......... 1,744
90,451
Imperial Brands PLC ( Tobacco ) ....... 2,020
242,896
Informa PLC ( Media ) ............... 2,548
6,566 InterContinental Hotels Group PLC ( Hotels,
Restaurants & Leisure ) .......... 683
480,645 J Sainsbury PLC ( Consumer Staples
Distribution & Retail ) ........... 1,640
114,719
Kingfisher PLC ( Specialty Retail ) ...... 361
18,851 Land Securities Group PLC ( Diversified
REITs ) ..................... 157
152,198
Legal & General Group PLC ( Insurance ) . 489
129,651
National Grid PLC ( Multi-Utilities ) ..... 1,744
4,989
Next PLC ( Broadline Retail ) .......... 581
16,942 Pearson PLC ( Diversified Consumer
Services ) .................... 223
56,944
RELX PLC ( Professional Services ) ..... 2,460
Shares Security Description
Value
(000)
Common Stocks (continued)
United Kingdom (continued)
66,751
Rio Tinto PLC ( Metals & Mining ) ...... $ 4,226
7,432
Severn Trent PLC ( Water Utilities ) ..... 232
298,341
Shell PLC ( Oil, Gas & Consumable Fuels ) 9,883
100,164 Smith & Nephew PLC ( Health Care
Equipment & Supplies ) ......... 1,253
12,142 Smiths Group PLC ( Industrial
Conglomerates ) ............... 252
44,660
SSE PLC ( Electric Utilities ) .......... 930
33,934
The Sage Group PLC ( Software ) ....... 542
18,373
The Weir Group PLC ( Machinery ) ...... 469
55,598
Unilever PLC ( Personal Care Products ) .. 2,789
10,568
United Utilities Group PLC ( Water Utilities ) 137
4,958 Whitbread PLC ( Hotels, Restaurants &
Leisure ) .................... 207
87,061
WPP PLC ( Media ) ................. 828
59,086
United States — 0 .72%
8,324
Linde PLC ( Chemicals ) ............. 3,847
4,162 RB Global, Inc. ( Commercial Services &
Supplies ) .................... 317
4,164
Total Common Stocks .............. 510,111
Warrant — 0 .00%
Canada — 0 .00%
835 Constellation Software, Inc. , 3/31/40
( Software ) (a) (b) ............... —
Total Warrant ................... —
Investment Companies — 9 .05%
International Equity Funds — 8 .13%
257,015
iShares Core MSCI EAFE ETF ........ 19,076
560,104
Vanguard FTSE Developed Markets ETF . 28,100
47,176
Money Market Funds — 0 .92%
5,365,394 State Street Institutional Treasury Plus
Money Market Fund, Trust Class ,
5 .20% (c) .................... 5,365
5,365
Total Investment Companies ......... 52,541
Purchased Options on Futures — 0.00%
Total Purchased Options on Futures ... 24

HC CAPITAL TRUST
The International Equity Portfolio
Portfolio of Investments (continued) — March 31, 2024 (Unaudited)
The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of March 31, 2024 .
Amounts designated as "—" indicate the Specialist Manager did not manage any holdings in that category.
Security Description
Value
(000)
Total Investments (cost $ 299,910 ) —
96 .93% ..................... $ 562,676
Other assets in excess of liabilities —
3 .07% ...................... 17,835
Net Assets - 100.00% $ 580,511
Amounts designated as "—" are $0 or have been rounded to $0.
(a) Represents non-income producing security.
(b) Security was valued using significant unobservable inputs as of March
31, 2024.
(c) Annualized 7-day yield as of period-end.
ADR—American Depositary Receipt
ETF—Exchange-Traded Fund
REIT—Real Estate Investment Trust
The International Equity Portfolio
Monashee
Investment
Management,
LLC
Parametric
Portfolio
Associates,
LLC Total
Common Stocks ....................................................................................................................................................... — 87.88% 87.88%
Warrant .................................................................................................................................................................... — 0.00% 0.00%
Investment Companies ............................................................................................................................................. 8.22% 0.83% 9.05%
Purchased Options on Futures ................................................................................................................................. 0.00% — 0.00%
Other Assets (Liabilities) ......................................................................................................................................... 2.03% 1.04% 3.07%
Total Net Assets .................................................................................................................................................. 10.25% 89.75% 100.00%
The following table reflects the open derivative positions held by the Portfolio as of March 31, 2024 .
Futures Contracts Purchased *
Description
Number of
Contracts Expiration Date
Notional Amount
(000)
Value and
Unrealized
Appreciation/
(Depreciation)
(000)
MSCI EAFE Index Future ....................... 131 6/21/24 $ 15,439 $ (7)
$ 15,439 $ (7)
The following table reflects the open derivative positions held by the Portfolio as of March 31, 2024 .
Futures Contracts Sold *
Description
Number of
Contracts Expiration Date
Notional Amount
(000)
Value and
Unrealized
Appreciation/
(Depreciation)
(000)
E-Mini S&P 500 Future ......................... 16 6/21/24 $ 4,247 $ (62)
$ 4,247 $ (62)
Total Unrealized Appreciation ..................... $ —
Total Unrealized Depreciation ..................... (69)
Total Net Unrealized Appreciation/(Depreciation) ....... $ (69)
* Cash has been pledged as collateral for futures contracts held by the Portfolio.

HC CAPITAL TRUST
The International Equity Portfolio
Portfolio of Investments (continued) — March 31, 2024 (Unaudited)
Options on Futures Contracts
Exchange-traded options on futures contacts written as of March 31, 2024 were as follows:
Description Put/Call
Number of
Contracts
Notional
Amount
(000)
Exercise
Price
Expiration
Date
Value
(000)
E-Mini S&P 500 Future Option ............. Put 3 $ 780 $ 5,200.00 4/19/24 $ (3)
E-Mini S&P 500 Future Option ............. Put 10 2,200 4,400.00 4/19/24 (1)
E-Mini S&P 500 Future Option ............. Put 11 2,434 4,425.00 4/19/24 (1)
E-Mini S&P 500 Future Option ............. Put 7 1,558 4,450.00 4/19/24 (1)
E-Mini S&P 500 Future Option ............. Put 8 1,800 4,500.00 4/19/24 (1)
E-Mini S&P 500 Future Option ............. Put 10 2,263 4,525.00 4/19/24 (1)
E-Mini S&P 500 Future Option ............. Put 8 1,730 4,325.00 4/19/24 (1)
E-Mini S&P 500 Future Option ............. Put 10 2,175 4,350.00 4/19/24 (1)
E-Mini S&P 500 Future Option ............. Put 2 510 5,100.00 4/26/24 (3)
E-Mini S&P 500 Future Option ............. Put 3 780 5,200.00 4/30/24 (5)
E-Mini S&P 500 Future Option ............. Put 6 1,358 4,525.00 4/30/24 (1)
E-Mini S&P 500 Future Option ............. Put 5 1,138 4,550.00 4/30/24 (1)
E-Mini S&P 500 Future Option ............. Put 10 2,410 4,820.00 4/30/24 (2)
E-Mini S&P 500 Future Option ............. Put 7 1,601 4,575.00 4/30/24 (1)
E-Mini S&P 500 Future Option ............. Put 10 2,375 4,750.00 4/30/24 (2)
E-Mini S&P 500 Future Option ............. Put 9 2,126 4,725.00 4/30/24 (2)
E-Mini S&P 500 Future Option ............. Put 1 233 4,650.00 4/30/24 —
E-Mini S&P 500 Future Option ............. Put 11 2,544 4,625.00 4/30/24 (2)
E-Mini S&P 500 Future Option ............. Put 12 2,759 4,600.00 4/30/24 (2)
E-Mini S&P 500 Future Option ............. Put 10 2,480 4,960.00 4/30/24 (4)
E-Mini S&P 500 Future Option ............. Put 2 498 4,980.00 5/10/24 (3)
E-Mini S&P 500 Future Option ............. Put 5 1,156 4,625.00 5/17/24 (2)
E-Mini S&P 500 Future Option ............. Put 5 1,125 4,500.00 5/17/24 (1)
E-Mini S&P 500 Future Option ............. Put 6 1,335 4,450.00 5/17/24 (1)
E-Mini S&P 500 Future Option ............. Put 7 1,671 4,775.00 5/17/24 (3)
E-Mini S&P 500 Future Option ............. Put 5 1,088 4,350.00 5/17/24 (1)
E-Mini S&P 500 Future Option ............. Put 8 1,860 4,650.00 5/17/24 (3)
E-Mini S&P 500 Future Option ............. Put 5 1,238 4,950.00 5/17/24 (9)
E-Mini S&P 500 Future Option ............. Put 1 241 4,815.00 5/17/24 (1)
E-Mini S&P 500 Future Option ............. Put 18 4,252 4,725.00 5/17/24 (7)
E-Mini S&P 500 Future Option ............. Put 2 478 4,775.00 5/17/24 (2)
E-Mini S&P 500 Future Option ............. Put 7 1,549 4,425.00 5/17/24 (1)
E-Mini S&P 500 Future Option ............. Put 20 4,674 4,675.00 5/17/24 (7)
E-Mini S&P 500 Future Option ............. Put 15 3,618 4,825.00 5/17/24 (8)
E-Mini S&P 500 Future Option ............. Put 20 4,749 4,750.00 5/17/24 (8)
E-Mini S&P 500 Future Option ............. Put 5 1,213 4,850.00 5/17/24 (3)
E-Mini S&P 500 Future Option ............. Put 11 2,640 4,800.00 5/17/24 (5)
E-Mini S&P 500 Future Option ............. Put 2 493 4,925.00 5/17/24 (3)
E-Mini S&P 500 Future Option ............. Put 5 1,238 4,950.00 5/17/24 (4)
E-Mini S&P 500 Future Option ............. Put 18 4,229 4,700.00 5/17/24 (7)
E-Mini S&P 500 Future Option ............. Put 3 739 4,925.00 5/31/24 (3)
E-Mini S&P 500 Future Option ............. Put 2 486 4,860.00 5/31/24 (4)
E-Mini S&P 500 Future Option ............. Put 3 723 4,820.00 5/31/24 (5)
E-Mini S&P 500 Future Option ............. Put 2 484 4,840.00 5/31/24 (3)
E-Mini S&P 500 Future Option ............. Put 4 974 4,870.00 5/31/24 (7)
E-Mini S&P 500 Future Option ............. Put 2 490 4,900.00 5/31/24 (4)
E-Mini S&P 500 Future Option ............. Put 2 493 4,925.00 5/31/24 (4)

HC CAPITAL TRUST
The International Equity Portfolio
Portfolio of Investments (concluded) — March 31, 2024 (Unaudited)
Options on Futures Contracts (continued)
Description Put/Call
Number of
Contracts
Notional
Amount
(000)
Exercise
Price
Expiration
Date
Value
(000)
E-Mini S&P 500 Future Option ............. Put 3 $ 728 $ 4,850.00 5/31/24 $ (5)
E-Mini S&P 500 Future Option ............. Put 5 1,144 4,575.00 5/31/24 (2)
E-Mini S&P 500 Future Option ............. Put 5 1,150 4,600.00 5/31/24 (2)
E-Mini S&P 500 Future Option ............. Put 18 4,252 4,725.00 5/31/24 (10)
E-Mini S&P 500 Future Option ............. Put 17 3,994 4,700.00 5/31/24 (9)
E-Mini S&P 500 Future Option ............. Put 4 980 4,900.00 5/31/24 (4)
E-Mini S&P 500 Future Option ............. Put 2 485 4,850.00 5/31/24 (3)
E-Mini S&P 500 Future Option ............. Put 4 955 4,775.00 5/31/24 (5)
E-Mini S&P 500 Future Option ............. Put 2 475 4,750.00 5/31/24 (3)
E-Mini S&P 500 Future Option ............. Put 1 240 4,800.00 5/31/24 (1)
E-Mini S&P 500 Future Option ............. Put 21 4,882 4,650.00 5/31/24 (9)
E-Mini S&P 500 Future Option ............. Put 4 970 4,850.00 5/31/24 (3)
E-Mini S&P 500 Future Option ............. Put 4 952 4,760.00 6/21/24 (8)
E-Mini S&P 500 Future Option ............. Put 4 950 4,750.00 6/21/24 (4)
E-Mini S&P 500 Future Option ............. Put 8 1,930 4,825.00 6/21/24 (9)
E-Mini S&P 500 Future Option ............. Put 5 1,200 4,800.00 6/21/24 (10)
E-Mini S&P 500 Future Option ............. Put 2 470 4,700.00 6/21/24 (3)
$ (234)
Exchanged-traded options on futures contacts purchased as of March 31, 2024 were as follows:
Description Put/Call
Number of
Contracts
Notional
Amount
(000)
Exercise
Price
Expiration
Date
Value
(000)
E-Mini S&P 500 Future Option ............. Put 9 $ 2,125 $ 4,725.00 4/19/24 $ 1
E-Mini S&P 500 Future Option ............. Put 9 2,115 4,700.00 4/19/24 1
E-Mini S&P 500 Future Option ............. Put 4 930 4,650.00 4/19/24 —
E-Mini S&P 500 Future Option ............. Put 5 1,275 5,100.00 4/19/24 2
E-Mini S&P 500 Future Option ............. Put 5 1,263 5,050.00 4/19/24 5
E-Mini S&P 500 Future Option ............. Put 6 1,455 4,850.00 4/19/24 2
E-Mini S&P 500 Future Option ............. Put 2 481 4,810.00 4/30/24 1
E-Mini S&P 500 Future Option ............. Put 2 482 4,820.00 4/30/24 1
E-Mini S&P 500 Future Option ............. Put 4 980 4,900.00 4/30/24 3
E-Mini S&P 500 Future Option ............. Put 5 1,200 4,800.00 4/30/24 2
E-Mini S&P 500 Future Option ............. Put 3 719 4,790.00 4/30/24 1
E-Mini S&P 500 Future Option ............. Put 5 1,275 5,100.00 4/30/24 5
$ 24

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments — March 31, 2024 (Unaudited)
94
Shares Security Description
Value
(000)
Common Stocks — 50.35%
Australia — 2.90%
7,021
Ampol Ltd. (Oil, Gas & Consumable Fuels) $ 182
60,743
ANZ Group Holdings Ltd. (Banks) ..... 1,163
70,869
APA Group (Gas Utilities) ........... 389
11,711 Aristocrat Leisure Ltd. (Hotels, Restaurants
& Leisure) ................... 328
7,483
ASX Ltd. (Capital Markets) .......... 324
81,754 Aurizon Holdings Ltd. (Ground
Transportation) ............... 213
102,715
BHP Group Ltd. (Metals & Mining) ..... 2,963
8,894
BlueScope Steel Ltd. (Metals & Mining) . 138
48,418 Brambles Ltd. (Commercial Services &
Supplies) .................... 509
9,976 CAR Group Ltd. (Interactive Media &
Services) .................... 235
1,733 Cochlear Ltd. (Health Care Equipment &
Supplies) .................... 381
49,477 Coles Group Ltd. (Consumer Staples
Distribution & Retail) ........... 546
33,916
Commonwealth Bank of Australia (Banks) 2,659
20,763
Computershare Ltd. (Professional Services) 353
10,485
CSL Ltd. (Biotechnology) ............ 1,966
35,723
Dexus (Office REITs) ............... 184
3,158 EBOS Group Ltd. (Health Care Providers &
Services) .................... 65
83,914 Endeavour Group Ltd. (Consumer Staples
Distribution & Retail) ........... 301
34,432
Fortescue Ltd. (Metals & Mining) ...... 577
34,732
Goodman Group (Industrial REITs) ..... 765
5,305 IDP Education Ltd. (Diversified Consumer
Services) .................... 62
93,478
Insurance Australia Group Ltd. (Insurance) 390
7,472
Macquarie Group Ltd. (Capital Markets) . 972
152,123
Medibank Pvt. Ltd. (Insurance) ........ 372
3,524
Mineral Resources Ltd. (Metals & Mining) 163
79,166
Mirvac Group (Diversified REITs) ...... 122
63,151
National Australia Bank Ltd. (Banks) .... 1,425
29,459 Northern Star Resources Ltd. (Metals &
Mining) ..................... 278
9,744
Orica Ltd. (Chemicals) .............. 116
50,524
Origin Energy Ltd. (Electric Utilities) ... 303
57,360
Pilbara Minerals Ltd. (Metals & Mining)^ 143
16,953
Qantas Airways Ltd. (Passenger Airlines)(a) 60
33,514
QBE Insurance Group Ltd. (Insurance) .. 396
8,760 Ramsay Health Care Ltd. (Health Care
Providers & Services) ........... 323
1,060 REA Group Ltd. (Interactive Media &
Services) .................... 128
4,375 Reece Ltd. (Trading Companies &
Distributors) ................. 80
7,555
Rio Tinto Ltd. (Metals & Mining) ...... 599
65,160 Santos Ltd. (Oil, Gas & Consumable Fuels)
(b) ........................ 329
104,135
Scentre Group (Retail REITs) ......... 230
7,147
SEEK Ltd. (Interactive Media & Services) 117
Shares Security Description
Value
(000)
Common Stocks (continued)
Australia (continued)
3,080 Seven Group Holdings Ltd. (Trading
Companies & Distributors) ....... $ 82
16,146 Sonic Healthcare Ltd. (Health Care
Providers & Services) ........... 309
90,994
South32 Ltd. (Metals & Mining) ....... 178
50,708
Stockland (Diversified REITs) ......... 160
35,429
Suncorp Group Ltd. (Insurance) ....... 378
167,556 Telstra Group Ltd. (Diversified
Telecommunication Services) ..... 421
38,432
The GPT Group (Diversified REITs) .... 114
108,996 The Lottery Corp. Ltd. (Hotels, Restaurants
& Leisure) ................... 366
78,301 Transurban Group (Transportation
Infrastructure) ................ 680
30,450
Treasury Wine Estates Ltd. (Beverages) .. 247
77,574
Vicinity Ltd. (Retail REITs)(b) ........ 108
6,331 Washington H Soul Pattinson & Co. Ltd.
(Financial Services) ............ 139
23,075
Wesfarmers Ltd. (Broadline Retail) ..... 1,028
70,891
Westpac Banking Corp. (Banks) ....... 1,205
3,344
WiseTech Global Ltd. (Software) ....... 205
38,519 Woodside Energy Group Ltd. (Oil, Gas &
Consumable Fuels) ............. 765
32,436 Woolworths Group Ltd. (Consumer Staples
Distribution & Retail) ........... 701
27,935
Austria — 0.06%
6,898
Erste Group Bank AG (Banks)(b) ...... 307
2,955
OMV AG (Oil, Gas & Consumable Fuels) 140
1,358
Verbund AG (Electric Utilities) ........ 99
2,215
voestalpine AG (Metals & Mining) ..... 62
608
Belgium — 0.45%
3,275
Ageas SA/N.V. (Insurance) ........... 152
36,583 Anheuser-Busch InBev SA/N.V.
(Beverages) .................. 2,229
431
D'ieteren Group (Distributors) ......... 96
1,863
Elia Group SA/N.V. (Electric Utilities)(b) 201
2,260 Groupe Bruxelles Lambert N.V. (Financial
Services) .................... 170
5,022
KBC Group N.V. (Banks) ............ 376
20
Lotus Bakeries N.V. (Food Products)(b) .. 193
298
Sofina SA (Financial Services) ........ 67
1,525
Syensqo SA (Chemicals)(a) ........... 144
3,495
UCB SA (Pharmaceuticals) ........... 431
4,241
Umicore SA (Chemicals)(b) .......... 91
6,017 Warehouses De Pauw CVA (Industrial
REITs) ..................... 172
4,322
Canada — 1.01%
1,014
Agnico Eagle Mines Ltd. (Metals & Mining) 60

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (continued) — March 31, 2024 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Canada (continued)
19,642 Algonquin Power & Utilities Corp. (Multi-
Utilities) .................... $ 124
1,210 Alimentation Couche-Tard, Inc. (Consumer
Staples Distribution & Retail) ..... 69
8,890
Barrick Gold Corp. (Metals & Mining) .. 148
5,435 BCE, Inc. (Diversified Telecommunication
Services) .................... 185
14,209 Canadian Pacific Kansas City Ltd. (Ground
Transportation) ............... 1,253
364 Canadian Tire Corp. Ltd., Class - A
(Broadline Retail) ............. 36
9,417 Canadian Utilities Ltd., Class - A (Multi-
Utilities) .................... 214
2,392 CCL Industries, Inc., Class - B (Containers
& Packaging)(b) .............. 122
70,302 Cenovus Energy, Inc. (Oil, Gas &
Consumable Fuels) ............. 1,406
1,093
CGI, Inc. (IT Services)(a) ............ 121
2,384
Dollarama, Inc. (Broadline Retail) ...... 182
2,695 Element Fleet Management Corp.
(Commercial Services & Supplies)(b) 44
6,254
Emera, Inc. (Electric Utilities) ......... 220
9,784 Empire Co. Ltd., Class - A (Consumer
Staples Distribution & Retail) ..... 239
1,820 Enbridge, Inc. (Oil, Gas & Consumable
Fuels) ...................... 66
146
Fairfax Financial Holdings Ltd. (Insurance) 157
6,470
Fortis, Inc. (Electric Utilities) ......... 256
916
Franco-Nevada Corp. (Metals & Mining) . 109
1,684 George Weston Ltd. (Consumer Staples
Distribution & Retail) ........... 228
4,326
Great-West Lifeco, Inc. (Insurance) ..... 138
7,908
Hydro One Ltd. (Electric Utilities)(b) .... 231
1,135
Intact Financial Corp. (Insurance)(b) .... 184
2,544 Loblaw Cos. Ltd. (Consumer Staples
Distribution & Retail) ........... 282
4,692 Metro, Inc. (Consumer Staples Distribution
& Retail) .................... 252
8,067 Northland Power, Inc. (Independent Power
and Renewable Electricity Producers) 132
3,058
Power Corp. of Canada (Insurance) ..... 86
7,496 Quebecor, Inc., Class - B (Diversified
Telecommunication Services) ..... 164
2,097 Restaurant Brands International, Inc.
(Hotels, Restaurants & Leisure) .... 167
4,343 Rogers Communications, Inc., Class - B
(Wireless Telecommunication
Services) .................... 178
610
Royal Bank of Canada (Banks) ........ 62
9,361
Saputo, Inc. (Food Products)(b) ........ 184
1,129
Stantec, Inc. (Construction & Engineering) 94
1,509
Sun Life Financial, Inc. (Insurance) ..... 82
1,725 TC Energy Corp. (Oil, Gas & Consumable
Fuels) ...................... 69
31,871 Teck Resources Ltd., Class - B (Metals &
Mining) ..................... 1,458
Shares Security Description
Value
(000)
Common Stocks (continued)
Canada (continued)
8,778 TELUS Corp. (Diversified
Telecommunication Services) ..... $ 140
1,274 The Descartes Systems Group, Inc.
(Software)(a) ................. 117
1,466 Thomson Reuters Corp. (Professional
Services) .................... 228
6,775
TMX Group Ltd. (Capital Markets) ..... 179
357 Toromont Industries Ltd. (Trading
Companies & Distributors) ....... 34
9,700
Chile — 0.02%
7,912
Antofagasta PLC (Metals & Mining) .... 204
Denmark — 1.74%
61 A.P. Moller - Maersk A/S, Class - A (Marine
Transportation) ............... 78
84 A.P. Moller - Maersk A/S, Class - B (Marine
Transportation) ............... 109
4,385
Carlsberg A/S, Class - B (Beverages) .... 599
4,628 Coloplast A/S, Class - B (Health Care
Equipment & Supplies) ......... 625
31,077
Danske Bank A/S (Banks) ............ 929
2,022 Demant A/S (Health Care Equipment &
Supplies)(a) .................. 100
3,569
DSV A/S (Air Freight & Logistics) ..... 579
1,326
Genmab A/S (Biotechnology)(a)(b) ..... 400
75,855 Novo Nordisk A/S, Class - B
(Pharmaceuticals) ............. 9,671
10,848
Novonesis, B shares (Chemicals) ....... 636
5,751
Orsted A/S (Electric Utilities)(b) ....... 320
1,920 Pandora A/S (Textiles, Apparel & Luxury
Goods) ..................... 309
193 ROCKWOOL A/S, Class - B (Building
Products) .................... 63
26,337
Tryg A/S (Insurance)(b) ............. 542
65,928 Vestas Wind Systems A/S (Electrical
Equipment)(a) ................ 1,840
16,800
Finland — 0.39%
5,913 Elisa Oyj (Diversified Telecommunication
Services) .................... 263
8,942
Fortum Oyj (Electric Utilities)^ ........ 110
9,152 Kesko Oyj, Class - B (Consumer Staples
Distribution & Retail) ........... 171
6,819
Kone Oyj, Class - B (Machinery) ....... 317
13,507
Metso Oyj (Machinery)(b) ........... 160
8,488
Neste Oyj (Oil, Gas & Consumable Fuels) 230
108,485
Nokia Oyj (Communications Equipment) . 386
68,246
Nordea Bank Abp (Banks) ........... 771
5,181
Orion Oyj, Class - B (Pharmaceuticals) .. 193
11,381
Sampo Oyj, A Shares (Insurance) ...... 486
11,612 Stora Enso Oyj, Registered Shares (Paper &
Forest Products) ............... 161

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (continued) — March 31, 2024 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Finland (continued)
10,708 UPM-Kymmene Oyj (Paper & Forest
Products) .................... $ 357
9,497
Wartsila Oyj Abp (Machinery) ......... 144
3,749
France — 5.64%
3,986
Accor SA (Hotels, Restaurants & Leisure) 186
1,541 Aeroports de Paris SA (Transportation
Infrastructure) ................ 211
11,079
Air Liquide SA (Chemicals) .......... 2,304
12,020
Airbus SE (Aerospace & Defense) ...... 2,213
5,544
Alstom SA (Machinery) ............. 85
1,199
Amundi SA (Capital Markets) ......... 82
1,204
Arkema SA (Chemicals) ............. 127
36,893
AXA SA (Insurance) ............... 1,386
3,427 BioMerieux (Health Care Equipment &
Supplies) .................... 378
20,931
BNP Paribas SA (Banks) ............. 1,487
38,991
Bollore SE (Entertainment) ........... 261
10,236
Bouygues SA (Construction & Engineering) 418
13,040 Bureau Veritas SA (Professional Services)
(b) ........................ 398
3,134
Capgemini SE (IT Services) .......... 721
32,364 Carrefour SA (Consumer Staples
Distribution & Retail)(b) ........ 554
9,254
Cie de Saint-Gobain SA (Building Products) 718
13,611 Cie Generale des Etablissements Michelin
SCA (Automobile Components) ... 522
928
Covivio SA (Office REITs) ........... 48
21,437
Credit Agricole SA (Banks) ........... 319
17,583
Danone SA (Food Products) .......... 1,136
2,003 Dassault Aviation SA (Aerospace &
Defense)(b) .................. 441
40,108
Dassault Systemes SE (Software) ...... 1,776
8,535
Edenred SE (Financial Services) ....... 455
1,475
Eiffage SA (Construction & Engineering)(b) 167
46,364
Engie SA (Multi-Utilities) ............ 776
11,917 EssilorLuxottica SA (Health Care
Equipment & Supplies) ......... 2,696
846
Eurazeo SE (Financial Services) ....... 74
1,463
Gecina SA (Office REITs)(b) .......... 150
23,202
Getlink SE (Transportation Infrastructure) 394
641 Hermes International SCA (Textiles, Apparel
& Luxury Goods) .............. 1,636
3,618
Ipsen SA (Pharmaceuticals) ........... 431
1,512 Kering SA (Textiles, Apparel & Luxury
Goods) ..................... 598
4,316
Klepierre SA (Retail REITs) .......... 112
6,921 La Francaise des Jeux SAEM (Hotels,
Restaurants & Leisure) .......... 282
5,318
Legrand SA (Electrical Equipment) ..... 563
7,375
L'Oreal SA (Personal Care Products) .... 3,489
6,951 LVMH Moet Hennessy Louis Vuitton SE
(Textiles, Apparel & Luxury Goods) 6,250
Shares Security Description
Value
(000)
Common Stocks (continued)
France (continued)
69,381 Orange SA (Diversified Telecommunication
Services)(b) .................. $ 815
4,903
Pernod Ricard SA (Beverages) ........ 793
4,592
Publicis Groupe SA (Media) .......... 501
1,019
Remy Cointreau SA (Beverages) ....... 103
3,857
Renault SA (Automobiles) ........... 195
4,788 Rexel SA (Trading Companies &
Distributors) ................. 129
6,898
Safran SA (Aerospace & Defense) ...... 1,563
39,399
Sanofi SA (Pharmaceuticals) .......... 3,865
625 Sartorius Stedim Biotech (Life Sciences
Tools & Services) .............. 178
16,588 Schneider Electric SE (Electrical
Equipment)(b) ................ 3,751
1,167
SEB SA (Household Durables)(b) ...... 149
14,820
Societe Generale SA (Banks) ......... 397
3,531
Sodexo SA (Hotels, Restaurants & Leisure) 303
2,356
Teleperformance SE (Professional Services) 229
4,520
Thales SA (Aerospace & Defense) ...... 771
64,595 TotalEnergies SE (Oil, Gas & Consumable
Fuels) ...................... 4,422
2,371 Unibail-Rodamco-Westfield (Retail REITs)
(a) ........................ 191
13,895
Veolia Environnement SA (Multi-Utilities) 452
10,186
Vinci SA (Construction & Engineering) .. 1,305
36,288
Vivendi SE (Media) ................ 395
4,959
Worldline SA (Financial Services)(a) .... 61
54,412
Germany — 4.03%
3,291 adidas AG (Textiles, Apparel & Luxury
Goods) ..................... 735
8,234
Allianz SE, Registered Shares (Insurance) 2,468
18,208
BASF SE (Chemicals) .............. 1,040
25,296 Bayer AG, Registered Shares
(Pharmaceuticals) ............. 776
6,469 Bayerische Motoren Werke AG
(Automobiles) ................ 746
1,182 Bayerische Motoren Werke AG, Preference
Shares (Automobiles) ........... 127
1,611
Bechtle AG (IT Services) ............ 85
3,926
Beiersdorf AG (Personal Care Products) .. 571
3,062 Brenntag SE (Trading Companies &
Distributors) ................. 258
873 Carl Zeiss Meditec AG, Class - BR (Health
Care Equipment & Supplies) ...... 109
126,320
Commerzbank AG (Banks) ........... 1,734
2,207
Continental AG (Automobile Components) 159
3,881
Covestro AG (Chemicals)(a) .......... 212
10,732
Daimler Truck Holding AG (Machinery) . 544
3,530 Delivery Hero SE (Hotels, Restaurants &
Leisure)(a) .................. 101
38,887 Deutsche Bank AG, Registered Shares
(Capital Markets) .............. 612
5,177
Deutsche Boerse AG (Capital Markets) .. 1,059

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (continued) — March 31, 2024 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Germany (continued)
12,004 Deutsche Lufthansa AG, Registered Shares
(Passenger Airlines)(a)(b) ........ $ 94
20,202
Deutsche Post AG (Air Freight & Logistics) 870
75,520 Deutsche Telekom AG (Diversified
Telecommunication Services)(b) ... 1,834
3,445 Dr. Ing. h.c. F. Porsche AG, Preference
Shares (Automobiles) ........... 342
61,018
E.ON SE (Multi-Utilities) ............ 848
4,610
Evonik Industries AG (Chemicals) ...... 91
9,306 Fresenius Medical Care AG (Health Care
Providers & Services) ........... 357
14,758 Fresenius SE & Co. KGaA (Health Care
Providers & Services) ........... 398
5,558
GEA Group AG (Machinery) ......... 235
1,785
Hannover Rueck SE (Insurance) ....... 488
2,713 Heidelberg Materials AG (Construction
Materials) ................... 298
2,085 Henkel AG & Co. KGaA (Household
Products) .................... 150
6,670 Henkel AG & Co. KGaA, Preference Shares
(Household Products) ........... 536
60,701 Infineon Technologies AG (Semiconductors
& Semiconductor Equipment)(b) ... 2,064
1,432
Knorr-Bremse AG (Machinery) ........ 108
2,353 LEG Immobilien SE (Real Estate
Management & Development)(a) ... 202
16,205
Mercedes-Benz Group AG (Automobiles) 1,290
3,723
Merck KGaA (Pharmaceuticals) ....... 657
1,080 MTU Aero Engines AG (Aerospace &
Defense) .................... 274
3,035 Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen,
Registered Shares (Insurance) ..... 1,481
1,248
Nemetschek SE (Software) ........... 123
3,072 Porsche Automobil Holding SE, Preference
Shares (Automobiles) ........... 163
2,106 Puma SE (Textiles, Apparel & Luxury
Goods)(b) ................... 95
154
Rational AG (Machinery) ............ 133
1,509
Rheinmetall AG (Aerospace & Defense) . 848
19,232 RWE AG (Independent Power and
Renewable Electricity Producers) .. 652
28,301
SAP SE (Software) ................. 5,510
526 Sartorius AG, Preference Shares (Life
Sciences Tools & Services)(b) ..... 209
3,340
Scout24 SE (Interactive Media & Services) 252
22,021 Siemens AG, Registered Shares (Industrial
Conglomerates) ............... 4,205
10,424 Siemens Energy AG (Electrical Equipment)
(a)(b) ...................... 191
7,529 Siemens Healthineers AG (Health Care
Equipment & Supplies)(a) ....... 460
4,984
Symrise AG (Chemicals)(b) .......... 597
3,511
Talanx AG (Insurance) .............. 278
640
Volkswagen AG (Automobiles) ........ 98
Shares Security Description
Value
(000)
Common Stocks (continued)
Germany (continued)
4,137 Volkswagen AG, Preference Shares
(Automobiles) ................ $ 548
14,710 Vonovia SE (Real Estate Management &
Development) ................ 435
4,498
Zalando SE (Specialty Retail)(a) ....... 129
38,879
Hong Kong — 0.99%
377,318
AIA Group Ltd. (Insurance) .......... 2,534
94,695
BOC Hong Kong Holdings Ltd. (Banks) . 254
588,000 China Common Rich Renewable Energy
Investment Ltd. (Independent Power
and Renewable Electricity Producers)
(c) ........................ —
48,700 CK Asset Holdings Ltd. (Real Estate
Management & Development) ..... 200
53,910 CK Hutchison Holdings Ltd. (Industrial
Conglomerates) ............... 260
26,500 CK Infrastructure Holdings Ltd. (Electric
Utilities) .................... 155
47,719
CLP Holdings Ltd. (Electric Utilities) ... 381
36,200 ESR Group Ltd. (Real Estate Management
& Development) .............. 39
1,119 Futu Holdings Ltd., ADR (Capital Markets)
(a) ........................ 61
44,000 Galaxy Entertainment Group Ltd. (Hotels,
Restaurants & Leisure) .......... 221
40,720 Hang Lung Properties Ltd. (Real Estate
Management & Development) ..... 42
18,139
Hang Seng Bank Ltd. (Banks) ......... 199
28,845 Henderson Land Development Co.
Ltd. (Real Estate Management &
Development) ................ 82
175,550 HKT Trust & HKT Ltd. (Diversified
Telecommunication Services)(b) ... 204
309,247 Hong Kong & China Gas Co. Ltd. (Gas
Utilities) .................... 234
24,200 Hong Kong Exchanges & Clearing Ltd.
(Capital Markets) .............. 704
46,740 Hongkong Land Holdings Ltd. (Real Estate
Management & Development) ..... 144
6,000 Jardine Matheson Holdings Ltd. (Industrial
Conglomerates) ............... 223
60,634
Link REIT (Retail REITs) ............ 260
54,000
MTR Corp. Ltd. (Ground Transportation) . 178
43,868 Power Assets Holdings Ltd. (Electric
Utilities) .................... 257
172,223
Prudential PLC (Insurance) ........... 1,616
133,328 Sino Land Co. Ltd. (Real Estate
Management & Development) ..... 138
29,000 SITC International Holdings Co. Ltd.
(Marine Transportation) ......... 53
28,860 Sun Hung Kai Properties Ltd. (Real Estate
Management & Development) ..... 278
9,430 Swire Pacific Ltd., Class - A (Real Estate
Management & Development) ..... 78

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (continued) — March 31, 2024 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Hong Kong (continued)
25,400 Swire Properties Ltd. (Real Estate
Management & Development) ..... $ 53
28,500
Techtronic Industries Co. Ltd. (Machinery) 386
22,000 The Wharf Holdings Ltd. (Real Estate
Management & Development) ..... 72
166,856
WH Group Ltd. (Food Products) ....... 110
33,000 Wharf Real Estate Investment Co. Ltd. (Real
Estate Management & Development) 107
9,523
Ireland (Republic of) — 1.04%
15,967 AerCap Holdings N.V. (Trading Companies
& Distributors)(a) ............. 1,389
3,548 AerCap Holdings N.V. (Trading Companies
& Distributors)(a) ............. 308
31,524
AIB Group PLC (Banks) ............ 160
21,199
Bank of Ireland Group PLC (Banks) .... 216
14,090
CRH PLC (Construction Materials) ..... 1,214
15,573
CRH PLC (Construction Materials) ..... 1,343
2,432
DCC PLC (Industrial Conglomerates)(b) . 177
48,258
Experian PLC (Professional Services) ... 2,103
3,584 Flutter Entertainment PLC (Hotels,
Restaurants & Leisure)(a)(b) ...... 714
8,830 James Hardie Industries PLC (Construction
Materials)(a) ................. 354
3,198 Kerry Group PLC, Class - A (Food
Products)(b) ................. 274
3,256
Kingspan Group PLC (Building Products) 297
8,727 Ryanair Holdings PLC, ADR (Passenger
Airlines)(a) .................. 1,271
5,224 Smurfit Kappa Group PLC (Containers &
Packaging)(b) ................ 238
10,058
Israel — 0.57%
1,661 Azrieli Group Ltd. (Real Estate Management
& Development) .............. 120
25,488
Bank Hapoalim BM (Banks) .......... 239
30,579
Bank Leumi Le-Israel BM (Banks) ..... 254
2,270 Check Point Software Technologies Ltd.
(Software)(a) ................. 372
838
CyberArk Software Ltd. (Software)(a) ... 223
1,005
Elbit Systems Ltd. (Aerospace & Defense) 210
2,055
Global-e Online Ltd. (Broadline Retail)(a) 75
30,976
ICL Group Ltd. (Chemicals) .......... 164
1
Isracard Ltd. (Consumer Finance) ...... —
25,858
Israel Discount Bank Ltd., Class - A (Banks) 134
3,229
Mizrahi Tefahot Bank Ltd. (Banks) ..... 121
570
Monday.com Ltd. (Software)(a) ........ 129
1,441
Nice Ltd. (Software)(a) .............. 375
91,233 Teva Pharmaceutical Industries Ltd.
(Pharmaceuticals)(a) ........... 1,295
22,488 Teva Pharmaceutical Industries Ltd., ADR
(Pharmaceuticals)(a) ........... 317
1,105
Wix.com Ltd. (IT Services)(a) ......... 152
Shares Security Description
Value
(000)
Common Stocks (continued)
Israel (continued)
9,633
Wix.com Ltd. (IT Services)(a) ......... $ 1,325
5,505
Italy — 1.54%
4,831 Amplifon SpA (Health Care Providers &
Services) .................... 177
22,145
Assicurazioni Generali SpA (Insurance) .. 561
24,319
Banco BPM SpA (Banks) ............ 162
23,930 Davide Campari-Milano N.V., Class - M
(Beverages)(b) ................ 240
2,039 DiaSorin SpA (Health Care Equipment &
Supplies) .................... 197
352,327
Enel SpA (Electric Utilities)(b) ........ 2,325
48,683
Eni SpA (Oil, Gas & Consumable Fuels) . 769
2,561
Ferrari N.V. (Automobiles) ........... 1,116
3,094
Ferrari N.V. (Automobiles) ........... 1,349
12,251
FinecoBank Banca Fineco SpA (Banks) .. 183
21,957 Infrastrutture Wireless Italiane SpA
(Diversified Telecommunication
Services)(b) .................. 250
690,326
Intesa Sanpaolo SpA (Banks)(b) ....... 2,504
14,949
Leonardo SpA (Aerospace & Defense) ... 376
10,476 Mediobanca Banca di Credito Finanziario
SpA (Banks) ................. 156
4,132 Moncler SpA (Textiles, Apparel & Luxury
Goods) ..................... 308
11,816
Nexi SpA (Financial Services)(a) ....... 75
9,738
Poste Italiane SpA (Insurance) ......... 122
5,269
Prysmian SpA (Electrical Equipment) ... 275
3,859 Recordati Industria Chimica e Farmaceutica
SpA (Pharmaceuticals) .......... 213
82,141
Snam SpA (Gas Utilities) ............ 388
216,022 Telecom Italia SpA/Milano (Diversified
Telecommunication Services)^(a) .. 52
55,542 Terna - Rete Elettrica Nazionale (Electric
Utilities) .................... 459
68,529
UniCredit SpA (Banks) .............. 2,600
14,857
Japan — 10.17%
15,600 Advantest Corp. (Semiconductors &
Semiconductor Equipment)(b) ..... 690
18,300 Aeon Co. Ltd. (Consumer Staples
Distribution & Retail) ........... 433
3,865
AGC, Inc. (Building Products) ........ 140
3,200
Aisin Corp. (Automobile Components) .. 130
11,100
Ajinomoto Co., Inc. (Food Products) .... 413
8,400 ANA Holdings, Inc. (Passenger
Airlines)^(b) ................. 176
9,700
Asahi Group Holdings Ltd. (Beverages)(b) 355
4,200 Asahi Intecc Co. Ltd. (Health Care
Equipment & Supplies) ......... 73
25,210
Asahi Kasei Corp. (Chemicals) ........ 184
43,690
Astellas Pharma, Inc. (Pharmaceuticals) .. 469

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (continued) — March 31, 2024 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Japan (continued)
2,500 Azbil Corp. (Electronic Equipment,
Instruments & Components) ...... $ 69
12,000 Bandai Namco Holdings, Inc. (Leisure
Products) .................... 222
11,460 Bridgestone Corp. (Automobile
Components) ................. 507
5,100 Brother Industries Ltd. (Technology
Hardware, Storage & Peripherals) .. 94
23,947 Canon, Inc. (Technology Hardware, Storage
& Peripherals) ................ 712
10,800
Capcom Co. Ltd. (Entertainment) ...... 202
21,300 Central Japan Railway Co. (Ground
Transportation) ............... 528
26,600 Chubu Electric Power Co., Inc. (Electric
Utilities) .................... 347
13,500 Chugai Pharmaceutical Co. Ltd.
(Pharmaceuticals) ............. 514
29,800
Concordia Financial Group Ltd. (Banks) . 150
4,139 Dai Nippon Printing Co. Ltd. (Commercial
Services & Supplies) ........... 126
6,100
Daifuku Co. Ltd. (Machinery) ......... 145
18,900
Dai-ichi Life Holdings, Inc. (Insurance) .. 481
37,400
Daiichi Sankyo Co. Ltd. (Pharmaceuticals) 1,186
5,300
Daikin Industries Ltd. (Building Products) 722
2,147 Daito Trust Construction Co. Ltd. (Real
Estate Management & Development) 244
11,930 Daiwa House Industry Co. Ltd. (Real Estate
Management & Development) ..... 354
123 Daiwa House REIT Investment Corp.
(Diversified REITs) ............ 210
28,000 Daiwa Securities Group, Inc. (Capital
Markets) .................... 212
37,900
Denso Corp. (Automobile Components) .. 722
4,270
Dentsu Group, Inc. (Media) .......... 118
1,900 Disco Corp. (Semiconductors &
Semiconductor Equipment) ....... 693
26,400 East Japan Railway Co. (Ground
Transportation) ............... 506
7,700
Eisai Co. Ltd. (Pharmaceuticals) ....... 317
82,678 ENEOS Holdings, Inc. (Oil, Gas &
Consumable Fuels) ............. 397
19,100
FANUC Corp. (Machinery) ........... 533
3,600
Fast Retailing Co. Ltd. (Specialty Retail) . 1,111
2,700
Fuji Electric Co. Ltd. (Electrical Equipment) 180
22,530 FUJIFILM Holdings Corp. (Technology
Hardware, Storage & Peripherals) .. 504
35,500
Fujitsu Ltd. (IT Services)(b) .......... 567
348
GLP J-Reit (Industrial REITs)(b) ....... 292
2,700 Hamamatsu Photonics KK (Electronic
Equipment, Instruments &
Components) ................. 95
8,400 Hankyu Hanshin Holdings, Inc. (Ground
Transportation) ............... 241
400 Hikari Tsushin, Inc. (Industrial
Conglomerates) ............... 75
Shares Security Description
Value
(000)
Common Stocks (continued)
Japan (continued)
580 Hirose Electric Co. Ltd. (Electronic
Equipment, Instruments &
Components)^ ................ $ 59
2,200 Hitachi Construction Machinery Co. Ltd.
(Machinery) ................. 66
18,680
Hitachi Ltd. (Industrial Conglomerates) .. 1,698
93,462
Honda Motor Co. Ltd. (Automobiles) ... 1,151
3,200
Hoshizaki Corp. (Machinery) ......... 116
7,100 Hoya Corp. (Health Care Equipment &
Supplies) .................... 884
7,400 Hulic Co. Ltd. (Real Estate Management &
Development)(b) .............. 76
2,400 Ibiden Co. Ltd. (Electronic Equipment,
Instruments & Components) ...... 107
33,095 Idemitsu Kosan Co. Ltd. (Oil, Gas &
Consumable Fuels)(b) .......... 226
3,100 Iida Group Holdings Co. Ltd. (Household
Durables) ................... 40
19,500
Inpex Corp. (Oil, Gas & Consumable Fuels) 296
12,270
Isuzu Motors Ltd. (Automobiles) ....... 165
24,058 ITOCHU Corp. (Trading Companies &
Distributors) ................. 1,027
8,100 Japan Airlines Co. Ltd. (Passenger Airlines)
(b) ........................ 154
10,100 Japan Exchange Group, Inc. (Capital
Markets) .................... 273
434 Japan Metropolitan Fund Invest (Retail
REITs) ..................... 270
45,700
Japan Post Bank Co. Ltd. (Banks)(b) .... 490
58,260
Japan Post Holdings Co. Ltd. (Insurance)(b) 586
10,900
Japan Post Insurance Co. Ltd. (Insurance)(b) 209
80 Japan Real Estate Investment Corp. (Office
REITs) ..................... 285
30,527
Japan Tobacco, Inc. (Tobacco) ......... 812
11,500
JFE Holdings, Inc. (Metals & Mining)(b) . 190
3,433
JSR Corp. (Chemicals) .............. 98
10,900
Kajima Corp. (Construction & Engineering) 223
14,300
Kao Corp. (Personal Care Products) ..... 535
8,100 Kawasaki Kisen Kaisha Ltd. (Marine
Transportation)^ ............... 109
35,300 KDDI Corp. (Wireless Telecommunication
Services) .................... 1,042
285 KDX Realty Investment Corp. (Diversified
REITs) ..................... 303
2,800 Keisei Electric Railway Co. Ltd. (Ground
Transportation) ............... 113
6,600 Keyence Corp. (Electronic Equipment,
Instruments & Components) ...... 3,056
13,500
Kikkoman Corp. (Food Products) ...... 173
8,500 Kintetsu Group Holdings Co. Ltd. (Ground
Transportation)^ ............... 248
27,610
Kirin Holdings Co. Ltd. (Beverages) .... 383
9,500 Kobe Bussan Co. Ltd. (Consumer Staples
Distribution & Retail) ........... 233
5,100 Koei Tecmo Holdings Co. Ltd.
(Entertainment) ............... 54

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (continued) — March 31, 2024 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Japan (continued)
3,800 Koito Manufacturing Co. Ltd. (Automobile
Components)^ ................ $ 51
18,590
Komatsu Ltd. (Machinery) ........... 548
2,000
Konami Group Corp. (Entertainment) ... 136
800
Kose Corp. (Personal Care Products) .... 43
20,100
Kubota Corp. (Machinery) ........... 314
25,780 Kyocera Corp. (Electronic Equipment,
Instruments & Components) ...... 343
8,400
Kyowa Kirin Co. Ltd. (Pharmaceuticals) . 151
1,600 Lasertec Corp. (Semiconductors &
Semiconductor Equipment) ....... 454
56,600
LY Corp. (Interactive Media & Services) . 143
8,900
M3, Inc. (Health Care Technology) ..... 128
4,500
Makita Corp. (Machinery) ........... 127
28,771 Marubeni Corp. (Trading Companies &
Distributors) ................. 496
14,400 MatsukiyoCocokara & Co. (Consumer
Staples Distribution & Retail) ..... 231
11,450
Mazda Motor Corp. (Automobiles) ..... 133
6,200 McDonald's Holdings Co. Japan Ltd.
(Hotels, Restaurants & Leisure) .... 278
13,200
MEIJI Holdings Co. Ltd. (Food Products) 288
7,300
MINEBEA MITSUMI, Inc. (Machinery) . 142
5,700
MISUMI Group, Inc. (Machinery) ...... 79
25,710 Mitsubishi Chemical Group Corp.
(Chemicals) .................. 156
69,620 Mitsubishi Corp. (Trading Companies &
Distributors) ................. 1,602
38,790 Mitsubishi Electric Corp. (Electrical
Equipment) .................. 646
26,800 Mitsubishi Estate Co. Ltd. (Real Estate
Management & Development) ..... 486
26,600 Mitsubishi HC Capital, Inc. (Financial
Services) .................... 185
65,970 Mitsubishi Heavy Industries Ltd.
(Machinery) ................. 595
346,282 Mitsubishi UFJ Financial Group, Inc.
(Banks) ..................... 3,512
26,166 Mitsui & Co. Ltd. (Trading Companies &
Distributors) ................. 1,218
3,450
Mitsui Chemicals, Inc. (Chemicals) ..... 101
53,700 Mitsui Fudosan Co. Ltd. (Real Estate
Management & Development) ..... 576
8,600 Mitsui O.S.K. Lines Ltd. (Marine
Transportation)^ ............... 262
54,352
Mizuho Financial Group, Inc. (Banks) ... 1,073
5,400 MonotaRO Co. Ltd. (Trading Companies &
Distributors) ................. 65
28,200 MS&AD Insurance Group Holdings, Inc.
(Insurance) .................. 496
35,100 Murata Manufacturing Co. Ltd. (Electronic
Equipment, Instruments &
Components) ................. 657
4,930
NEC Corp. (IT Services) ............. 359
7,100
Nexon Co. Ltd. (Entertainment) ....... 118
8,400
NIDEC Corp. (Electrical Equipment) .... 345
Shares Security Description
Value
(000)
Common Stocks (continued)
Japan (continued)
23,200
Nintendo Co. Ltd. (Entertainment) ...... $ 1,266
79
Nippon Building Fund, Inc. (Office REITs) 316
2,100 NIPPON EXPRESS HOLDINGS, Inc. (Air
Freight & Logistics) ............ 107
20,100 Nippon Paint Holdings Co. Ltd. (Chemicals)
(b) ........................ 144
155 Nippon Prologis REIT, Inc. (Industrial
REITs)(b) ................... 276
3,500
Nippon Sanso Holdings Corp. (Chemicals) 109
17,200
Nippon Steel Corp. (Metals & Mining)(b) 412
734,900 Nippon Telegraph & Telephone Corp.
(Diversified Telecommunication
Services) .................... 874
9,300
Nippon Yusen KK (Marine Transportation) 255
2,500
Nissan Chemical Corp. (Chemicals) ..... 94
50,100
Nissan Motor Co. Ltd. (Automobiles) ... 198
10,700 Nissin Foods Holdings Co. Ltd. (Food
Products)(b) ................. 295
2,700
Nitori Holdings Co. Ltd. (Specialty Retail) 407
2,960
Nitto Denko Corp. (Chemicals) ........ 269
65,600
Nomura Holdings, Inc. (Capital Markets) . 418
2,200 Nomura Real Estate Holdings, Inc. (Real
Estate Management & Development) 62
280 Nomura Real Estate Master Fund, Inc.
(Diversified REITs) ............ 277
7,720 Nomura Research Institute Ltd. (IT
Services) .................... 217
12,700
NTT Data Group Corp. (IT Services) .... 201
16,500 Obayashi Corp. (Construction &
Engineering) ................. 195
2,100
Obic Co. Ltd. (IT Services) ........... 317
11,500 Odakyu Electric Railway Co. Ltd. (Ground
Transportation) ............... 158
35,600 Oji Holdings Corp. (Paper & Forest
Products) .................... 148
24,100 Olympus Corp. (Health Care Equipment &
Supplies) .................... 346
3,500 Omron Corp. (Electronic Equipment,
Instruments & Components) ...... 125
16,000 Ono Pharmaceutical Co. Ltd.
(Pharmaceuticals)^ ............. 261
2,000
Oracle Corp. Japan (Software) ......... 150
24,300 Oriental Land Co. Ltd. (Hotels, Restaurants
& Leisure) ................... 777
23,500
ORIX Corp. (Financial Services) ....... 512
16,045
Osaka Gas Co. Ltd. (Gas Utilities) ...... 360
10,600
Otsuka Corp. (IT Services) ........... 225
10,500
Otsuka Holdings Co. Ltd. (Pharmaceuticals) 435
10,000 Pan Pacific International Holdings Corp.
(Broadline Retail) ............. 265
44,300 Panasonic Holdings Corp. (Household
Durables) ................... 421
31,600
Rakuten Group, Inc. (Broadline Retail)(b) 179
29,200 Recruit Holdings Co. Ltd. (Professional
Services) .................... 1,279

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (continued) — March 31, 2024 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Japan (continued)
29,500 Renesas Electronics Corp. (Semiconductors
& Semiconductor Equipment)(a)(b) . $ 523
58,185
Resona Holdings, Inc. (Banks) ........ 358
11,200 Ricoh Co. Ltd. (Technology Hardware,
Storage & Peripherals) .......... 99
7,080 Rohm Co. Ltd. (Semiconductors &
Semiconductor Equipment) ....... 113
4,900
SBI Holdings, Inc. (Capital Markets)^ ... 128
1,600 SCREEN Holdings Co. Ltd.
(Semiconductors & Semiconductor
Equipment)^ ................. 206
5,900
SCSK Corp. (IT Services) ............ 109
6,200 Secom Co. Ltd. (Commercial Services &
Supplies) .................... 449
6,069 Seiko Epson Corp. (Technology Hardware,
Storage & Peripherals) .......... 106
8,200 Sekisui Chemical Co. Ltd. (Household
Durables) ................... 120
14,825
Sekisui House Ltd. (Household Durables) 337
54,090 Seven & i Holdings Co. Ltd. (Consumer
Staples Distribution & Retail) ..... 786
13,900 SG Holdings Co. Ltd. (Air Freight &
Logistics) ................... 176
13,400
Sharp Corp. (Household Durables)(a)(b) . 74
4,700 Shimadzu Corp. (Electronic Equipment,
Instruments & Components) ...... 131
1,600
Shimano, Inc. (Leisure Products) ....... 239
22,200 Shimizu Corp. (Construction &
Engineering)^ ................ 143
36,525
Shin-Etsu Chemical Co. Ltd. (Chemicals) 1,594
7,000
Shionogi & Co. Ltd. (Pharmaceuticals) .. 357
8,000
Shiseido Co. Ltd. (Personal Care Products) 218
25,000
Shizuoka Financial Group, Inc. (Banks) .. 237
1,200
SMC Corp. (Machinery) ............. 673
72,654 SoftBank Corp. (Wireless
Telecommunication Services) ..... 931
20,800 SoftBank Group Corp. (Wireless
Telecommunication Services) ..... 1,232
20,280
Sompo Holdings, Inc. (Insurance) ...... 423
39,100
Sony Group Corp. (Household Durables) . 3,340
4,200 Square Enix Holdings Co. Ltd.
(Entertainment) ............... 161
12,354
Subaru Corp. (Automobiles) .......... 280
7,000 SUMCO Corp. (Semiconductors &
Semiconductor Equipment)(b) ..... 110
20,840 Sumitomo Corp. (Trading Companies &
Distributors) ................. 500
14,320 Sumitomo Electric Industries Ltd.
(Automobile Components) ....... 221
5,000 Sumitomo Metal Mining Co. Ltd. (Metals &
Mining) ..................... 148
49,203 Sumitomo Mitsui Financial Group, Inc.
(Banks) ..................... 2,872
17,200 Sumitomo Mitsui Trust Holdings, Inc.
(Banks) ..................... 370
Shares Security Description
Value
(000)
Common Stocks (continued)
Japan (continued)
5,700 Sumitomo Realty & Development Co.
Ltd. (Real Estate Management &
Development) ................ $ 211
7,600
Suntory Beverage & Food Ltd. (Beverages) 256
31,600
Suzuki Motor Corp. (Automobiles) ..... 359
10,200 Sysmex Corp. (Health Care Equipment &
Supplies) .................... 181
10,000
T&D Holdings, Inc. (Insurance) ....... 174
6,150
Taisei Corp. (Construction & Engineering) 224
37,445 Takeda Pharmaceutical Co. Ltd.
(Pharmaceuticals) ............. 1,039
7,800 TDK Corp. (Electronic Equipment,
Instruments & Components) ...... 381
27,000 Terumo Corp. (Health Care Equipment &
Supplies) .................... 492
17,200
The Chiba Bank Ltd. (Banks) ......... 142
27,610 The Kansai Electric Power Co., Inc.
(Electric Utilities) ............. 392
4,400
TIS, Inc. (IT Services) .............. 94
9,000 Tobu Railway Co. Ltd. (Ground
Transportation) ............... 224
5,800
Toho Co. Ltd. (Entertainment) ......... 193
37,920
Tokio Marine Holdings, Inc. (Insurance) . 1,184
53,300 Tokyo Electric Power Co. Holdings, Inc.
(Electric Utilities)(a) ........... 323
14,780 Tokyo Electron Ltd. (Semiconductors &
Semiconductor Equipment) ....... 3,835
15,300
Tokyo Gas Co. Ltd. (Gas Utilities) ...... 347
20,500
Tokyu Corp. (Ground Transportation) ... 249
4,700 TOPPAN Holdings, Inc. (Commercial
Services & Supplies) ........... 117
27,800
Toray Industries, Inc. (Chemicals) ...... 133
2,800
TOTO Ltd. (Building Products)^ ....... 78
3,000
Toyota Industries Corp. (Machinery) .... 311
214,800
Toyota Motor Corp. (Automobiles) ..... 5,402
4,300 Toyota Tsusho Corp. (Trading Companies &
Distributors) ................. 293
4,400
Trend Micro, Inc. (Software) .......... 223
12,100
Unicharm Corp. (Household Products) ... 385
21,600
USS Co. Ltd. (Specialty Retail)^ ....... 178
15,800 West Japan Railway Co. (Ground
Transportation)(b) ............. 329
13,600
Yakult Honsha Co. Ltd. (Food Products)^ . 278
3,000
Yamaha Corp. (Leisure Products)^ ...... 65
18,300
Yamaha Motor Co. Ltd. (Automobiles) .. 168
13,400 Yamato Holdings Co. Ltd. (Air Freight &
Logistics) ................... 192
4,800
Yaskawa Electric Corp. (Machinery) .... 203
4,400 Yokogawa Electric Corp. (Electronic
Equipment, Instruments &
Components) ................. 101
5,500 Zensho Holdings Co. Ltd. (Hotels,
Restaurants & Leisure)^ ......... 229

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (continued) — March 31, 2024 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Japan (continued)
5,800
ZOZO, Inc. (Specialty Retail)(b) ....... $ 143
97,968
Jordan — 0.02%
8,903 Hikma Pharmaceuticals PLC
(Pharmaceuticals)(b) ........... 216
Luxembourg — 0.25%
10,266
ArcelorMittal SA (Metals & Mining) .... 282
6,346 Eurofins Scientific SE (Life Sciences Tools
& Services) .................. 405
85,058
Tenaris SA (Energy Equipment & Services) 1,680
2,367
Macau — 0.01%
48,660 Sands China Ltd. (Hotels, Restaurants &
Leisure)(a) .................. 137
Netherlands — 3.03%
11,532
ABN AMRO Bank N.V. (Banks) ....... 197
441
Adyen N.V. (Financial Services)(a)(b) ... 746
30,951
Aegon Ltd. (Insurance) .............. 189
3,423
Akzo Nobel N.V. (Chemicals) ......... 255
1,205
Argenx SE (Biotechnology)(a) ........ 476
3,012 ASM International N.V. (Semiconductors &
Semiconductor Equipment) ....... 1,839
9,493 ASML Holding N.V. (Semiconductors &
Semiconductor Equipment)(b) ..... 9,135
6,752
ASR Nederland N.V. (Insurance) ....... 331
1,547 BE Semiconductor Industries N.V.
(Semiconductors & Semiconductor
Equipment) .................. 237
4,835
Euronext N.V. (Capital Markets) ....... 460
2,799
EXOR N.V. (Financial Services) ....... 311
5,050
Heineken Holding N.V. (Beverages) .... 408
21,590
Heineken N.V. (Beverages) ........... 2,080
1,143 IMCD N.V. (Trading Companies &
Distributors)(b) ............... 201
155,254
ING Groep N.V. (Banks) ............. 2,554
16,202
JDE Peet's N.V. (Food Products)(b) ..... 340
30,108 Koninklijke Ahold Delhaize N.V. (Consumer
Staples Distribution & Retail) ..... 900
173,675 Koninklijke KPN N.V. (Diversified
Telecommunication Services) ..... 650
15,837 Koninklijke Philips N.V. (Health Care
Equipment & Supplies)(a) ....... 318
7,036
NN Group N.V. (Insurance) ........... 325
11,699
OCI N.V. (Chemicals)(b) ............ 321
29,622
Prosus N.V. (Broadline Retail)(b) ...... 929
11,583 QIAGEN N.V. (Life Sciences Tools &
Services) .................... 495
2,214
Randstad N.V. (Professional Services) ... 117
44,703
Stellantis N.V. (Automobiles) ......... 1,270
47,533
Stellantis N.V. (Automobiles) ......... 1,345
Shares Security Description
Value
(000)
Common Stocks (continued)
Netherlands (continued)
57,853 Universal Music Group N.V.
(Entertainment) ............... $ 1,740
6,468
Wolters Kluwer N.V. (Professional Services) 1,013
29,182
New Zealand — 0.08%
26,594 Auckland International Airport Ltd.
(Transportation Infrastructure) ..... 133
11,677 Fisher & Paykel Healthcare Corp. Ltd.
(Health Care Equipment & Supplies) 179
14,981
Mercury NZ Ltd. (Electric Utilities) ..... 62
25,473 Meridian Energy Ltd. (Independent Power
and Renewable Electricity Producers) 90
36,890 Spark New Zealand Ltd. (Diversified
Telecommunication Services) ..... 105
2,887
Xero Ltd. (Software)(a) ............. 250
819
Norway — 0.36%
7,297 Adevinta ASA (Interactive Media &
Services)(a) .................. 77
6,340 Aker BP ASA (Oil, Gas & Consumable
Fuels) ...................... 158
79,204
DNB Bank ASA (Banks) ............ 1,569
18,075 Equinor ASA (Oil, Gas & Consumable
Fuels) ...................... 477
7,610
Gjensidige Forsikring ASA (Insurance) .. 111
2,389 Kongsberg Gruppen ASA (Aerospace &
Defense) .................... 165
9,337
Mowi ASA (Food Products)(b) ........ 171
26,286
Norsk Hydro ASA (Metals & Mining) ... 144
27,855
Orkla ASA (Food Products) .......... 196
1,321
Salmar ASA (Food Products) ......... 87
20,226 Telenor ASA (Diversified
Telecommunication Services) ..... 225
3,344
Yara International ASA (Chemicals) .... 106
3,486
Portugal — 0.05%
62,958 EDP - Energias de Portugal SA (Electric
Utilities) .................... 244
9,113 Galp Energia SGPS SA (Oil, Gas &
Consumable Fuels)(b) .......... 151
5,681 Jeronimo Martins SGPS SA (Consumer
Staples Distribution & Retail)(b) ... 113
508
Singapore — 0.53%
109,738 CapitaLand Ascendas REIT (Industrial
REITs) ..................... 225
106,824 CapitaLand Integrated Commercial Trust
(Retail REITs) ................ 157
52,200 CapitaLand Investment Ltd. (Real Estate
Management & Development) ..... 104

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (continued) — March 31, 2024 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Singapore (continued)
10,900 City Developments Ltd. (Real Estate
Management & Development) ..... $ 47
36,731
DBS Group Holdings Ltd. (Banks) ..... 979
236,200 Genting Singapore Ltd. (Hotels, Restaurants
& Leisure) ................... 155
36,886 Grab Holdings Ltd. (Ground Transportation)
(a) ........................ 116
6,600 Jardine Cycle & Carriage Ltd. (Industrial
Conglomerates) ............... 119
30,800
Keppel Ltd. (Industrial Conglomerates) .. 167
69,690
Mapletree Logistics Trust (Industrial REITs) 75
51,100 Mapletree Pan Asia Commercial Trust
(Retail REITs) ................ 48
67,937 Oversea-Chinese Banking Corp. Ltd.
(Banks) ..................... 679
7,531
Sea Ltd., ADR (Entertainment)(a) ...... 404
1,586,887
Seatrium Ltd. (Machinery)(a) ......... 93
26,700
Sembcorp Industries Ltd. (Multi-Utilities) 107
29,900 Singapore Airlines Ltd. (Passenger Airlines)
(b) ........................ 142
34,600
Singapore Exchange Ltd. (Capital Markets) 237
66,000 Singapore Technologies Engineering Ltd.
(Aerospace & Defense) ......... 196
198,540 Singapore Telecommunications Ltd.
(Diversified Telecommunication
Services) .................... 372
25,400
United Overseas Bank Ltd. (Banks) ..... 552
38,100
Wilmar International Ltd. (Food Products) 97
5,071
South Korea — 0.14%
882 Samsung Electronics Co. Ltd., GDR
(Technology Hardware, Storage &
Peripherals) .................. 1,312
Spain — 1.21%
1,022
Acciona SA (Electric Utilities) ........ 124
4,234 ACS Actividades de Construccion y
Servicios SA (Construction &
Engineering) ................. 177
1,505 Aena SME SA (Transportation
Infrastructure) ................ 296
27,237 Amadeus IT Group SA (Hotels, Restaurants
& Leisure) ................... 1,746
118,305 Banco Bilbao Vizcaya Argentaria SA
(Banks) ..................... 1,409
327,633
Banco Santander SA (Banks)(b) ....... 1,599
76,308
CaixaBank SA (Banks) .............. 370
12,558 Cellnex Telecom SA (Diversified
Telecommunication Services)(b) ... 444
6,210 Corp. ACCIONA Energias Renovables SA
(Independent Power and Renewable
Electricity Producers) ........... 135
6,163 EDP Renovaveis SA (Independent Power
and Renewable Electricity Producers) 83
18,752
Enagas SA (Gas Utilities)(b) .......... 279
Shares Security Description
Value
(000)
Common Stocks (continued)
Spain (continued)
11,062
Endesa SA (Electric Utilities) ......... $ 204
10,714
Ferrovial SE (Construction & Engineering) 424
6,422
Grifols SA (Biotechnology)(a) ......... 58
126,363
Iberdrola SA (Electric Utilities) ........ 1,567
22,069 Industria de Diseno Textil SA (Specialty
Retail) ...................... 1,111
6,747
Naturgy Energy Group SA (Gas Utilities) . 146
23,989
Redeia Corp. SA (Electric Utilities) ..... 409
25,102
Repsol SA (Oil, Gas & Consumable Fuels) 418
147,259 Telefonica SA (Diversified
Telecommunication Services) ..... 650
11,649
Sweden — 1.38%
6,011
Alfa Laval AB (Machinery) .......... 236
20,109 Assa Abloy AB, Class - B (Building
Products) .................... 577
53,891
Atlas Copco AB, Class - A (Machinery) .. 910
31,863
Atlas Copco AB, Class - B (Machinery) .. 471
10,958
Autoliv, Inc. (Automobile Components) .. 1,321
8,161 Beijer Ref AB (Trading Companies &
Distributors)^ ................ 121
7,321
Boliden AB (Metals & Mining) ........ 203
13,222
Epiroc AB, Class - A (Machinery) ...... 248
8,321
Epiroc AB, Class - B (Machinery) ...... 141
7,845
EQT AB (Capital Markets) ........... 248
18,522
Essity AB, Class - B (Household Products) 440
3,788 Evolution AB (Hotels, Restaurants &
Leisure) .................... 471
13,679 Fastighets AB Balder, B shares (Real Estate
Management & Development)(a) ... 101
7,283 Getinge AB, B shares (Health Care
Equipment & Supplies) ......... 146
12,958 H & M Hennes & Mauritz AB, Class - B
(Specialty Retail) .............. 211
42,356 Hexagon AB, Class - B (Electronic
Equipment, Instruments &
Components) ................. 501
4,334 Holmen AB, B shares (Paper & Forest
Products) .................... 176
6,699
Husqvarna AB, B shares (Machinery) ... 57
2,824 Industrivarden AB, Class - A (Financial
Services)(b) .................. 97
3,815 Industrivarden AB, Class - C (Financial
Services) .................... 131
5,482
Indutrade AB (Machinery) ........... 150
2,888 Investment AB Latour, Class - B (Industrial
Conglomerates) ............... 76
35,055
Investor AB, Class - B (Financial Services) 880
2,178 L E Lundbergforetagen AB, Class - B
(Financial Services) ............ 118
4,677 Lifco AB, Class - B (Industrial
Conglomerates) ............... 122
30,282 Nibe Industrier AB, Class - B (Building
Products) .................... 149

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (continued) — March 31, 2024 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Sweden (continued)
3,585
Saab AB, Class - B (Aerospace & Defense) $ 319
4,220 Sagax AB, Class - B (Real Estate
Management & Development) ..... 111
21,392
Sandvik AB (Machinery) ............ 475
16,038 Securitas AB, Class - B (Commercial
Services & Supplies) ........... 166
36,712 Skandinaviska Enskilda Banken AB, Class -
A (Banks) ................... 497
6,826 Skanska AB, Class - B (Construction &
Engineering)^ ................ 122
6,837
SKF AB, B shares (Machinery) ........ 140
17,746 Svenska Cellulosa AB SCA, Class - B
(Paper & Forest Products)^ ....... 273
38,715 Svenska Handelsbanken AB, Class - A
(Banks)^ .................... 392
21,677
Swedbank AB, Class - A (Banks) ....... 430
8,671 Swedish Orphan Biovitrum AB
(Biotechnology)(a) ............. 216
27,486 Tele2 AB, B shares (Wireless
Telecommunication Services) ..... 226
74,998 Telefonaktiebolaget LM Ericsson, Class - B
(Communications Equipment)^ .... 404
108,436 Telia Co. AB (Diversified
Telecommunication Services)(b) ... 278
4,018
Volvo AB, Class - A (Machinery) ....... 111
30,581
Volvo AB, Class - B (Machinery) ...... 829
15,373 Volvo Car AB, Class - B (Automobiles)(a)
(b) ........................ 58
13,349
Switzerland — 5.35%
32,277 ABB Ltd., Registered Shares (Electrical
Equipment) .................. 1,499
3,210 Adecco Group AG (Professional Services)
(b) ........................ 127
25,556 Alcon, Inc. (Health Care Equipment &
Supplies) .................... 2,119
1,882 Avolta AG, Registered Shares (Specialty
Retail)(a)(b) ................. 78
720 Bachem Holding AG (Life Sciences Tools &
Services) .................... 69
3,024 Baloise Holding AG, Registered Shares
(Insurance) .................. 474
4,147 Banque Cantonale Vaudoise, Registered
Shares (Banks) ................ 482
319 Barry Callebaut AG, Registered Shares
(Food Products)(b) ............. 463
3,042
BKW AG (Electric Utilities) .......... 467
5 Chocoladefabriken Lindt & Spruengli AG
(Food Products) ............... 603
20 Chocoladefabriken Lindt & Spruengli AG,
Class - PC (Food Products) ....... 239
18,655 Cie Financiere Richemont SA, Registered
Shares (Textiles, Apparel & Luxury
Goods) ..................... 2,845
4,678
Clariant AG, Registered Shares (Chemicals) 63
7,351
Coca-Cola HBC AG (Beverages) ....... 232
Shares Security Description
Value
(000)
Common Stocks (continued)
Switzerland (continued)
3,731
DSM-Firmenich AG (Chemicals) ...... $ 424
141
EMS-Chemie Holding AG (Chemicals) .. 108
671 Geberit AG, Registered Shares (Building
Products) .................... 397
212 Givaudan SA, Registered Shares
(Chemicals) .................. 944
210,009
Glencore PLC (Metals & Mining)(b) .... 1,154
2,149 Helvetia Holding AG, Registered Shares
(Insurance) .................. 296
10,901
Holcim AG (Construction Materials)(b) .. 987
4,133
Julius Baer Group Ltd. (Capital Markets) . 239
1,115 Kuehne + Nagel International AG,
Registered Shares (Marine
Transportation) ............... 310
3,299 Logitech International SA, Registered
Shares (Technology Hardware, Storage
& Peripherals) ................ 295
3,850 Lonza Group AG, Registered Shares (Life
Sciences Tools & Services)(b) ..... 2,307
67,013 Nestle SA, Registered Shares (Food
Products) .................... 7,117
56,176 Novartis AG, Registered Shares
(Pharmaceuticals) ............. 5,444
38,213 On Holding AG, Class - A (Textiles, Apparel
& Luxury Goods)(a) ............ 1,352
455 Partners Group Holding AG (Capital
Markets) .................... 650
14,896
Roche Holding AG (Pharmaceuticals) ... 3,794
4,981 Roche Holding AG, Class - BR
(Pharmaceuticals) ............. 1,342
8,215
Sandoz Group AG (Pharmaceuticals)(a) .. 248
1,050 Schindler Holding AG, Class - PC
(Machinery) ................. 265
509 Schindler Holding AG, Registered Shares
(Machinery) ................. 124
4,688 SGS SA, Registered Shares (Professional
Services)^(b) ................. 455
12,421
SIG Group AG (Containers & Packaging)(b) 275
7,227
Sika AG, Registered Shares (Chemicals)(b) 2,153
1,042 Sonova Holding AG (Health Care
Equipment & Supplies)(b) ....... 302
40,968 STMicroelectronics N.V. (Semiconductors
& Semiconductor Equipment) ..... 1,764
2,239 Straumann Holding AG, Registered Shares
(Health Care Equipment & Supplies) 358
704
Swiss Life Holding AG (Insurance) ..... 494
5,833 Swiss Prime Site AG, Registered Shares
(Real Estate Management &
Development) ................ 550
7,998
Swiss Re AG (Insurance) ............ 1,028
1,307 Swisscom AG, Registered Shares
(Diversified Telecommunication
Services) .................... 799
1,375
Temenos AG, Registered Shares (Software) 98
1,141 The Swatch Group AG (Textiles, Apparel &
Luxury Goods) ............... 52

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (continued) — March 31, 2024 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Switzerland (continued)
563 The Swatch Group AG, Class - BR (Textiles,
Apparel & Luxury Goods) ....... $ 131
109,825
UBS Group AG (Capital Markets) ...... 3,379
542
VAT Group AG (Machinery) .......... 281
3,537
Zurich Insurance Group AG (Insurance) .. 1,907
51,583
Taiwan — 0.14%
9,638 Taiwan Semiconductor Manufacturing
Co. Ltd., ADR (Semiconductors &
Semiconductor Equipment) ....... 1,311
United Kingdom — 7.09%
19,913
3i Group PLC (Capital Markets) ....... 706
37,839
abrdn PLC (Capital Markets) ......... 67
10,509
Admiral Group PLC (Insurance) ....... 376
25,494
Anglo American PLC (Metals & Mining) . 628
8,785 Ashtead Group PLC (Trading Companies &
Distributors) ................. 625
6,915 Associated British Foods PLC (Food
Products) .................... 218
42,024
AstraZeneca PLC (Pharmaceuticals)(b) .. 5,663
27,400 Auto Trader Group PLC (Interactive Media
& Services)(b) ................ 243
57,130
Aviva PLC (Insurance) .............. 358
157,690
BAE Systems PLC (Aerospace & Defense) 2,686
896,223
Barclays PLC (Banks)(b) ............ 2,072
19,248 Barratt Developments PLC (Household
Durables)(b) ................. 116
2,134 Berkeley Group Holdings PLC (Household
Durables) ................... 128
551,001
BP PLC (Oil, Gas & Consumable Fuels) . 3,447
47,612
British American Tobacco PLC (Tobacco) 1,446
184,888 BT Group PLC (Diversified
Telecommunication Services) ..... 255
13,405 Bunzl PLC (Trading Companies &
Distributors) ................. 516
7,292 Burberry Group PLC (Textiles, Apparel &
Luxury Goods)(b) ............. 112
184,105
Centrica PLC (Multi-Utilities)(b) ....... 296
6,207 Coca-Cola Europacific Partners PLC
(Beverages) .................. 434
77,660 Compass Group PLC (Hotels, Restaurants &
Leisure) .................... 2,276
4,885
Croda International PLC (Chemicals)(b) . 302
80,754
Diageo PLC (Beverages) ............ 2,981
17,603
Endeavour Mining PLC (Metals & Mining) 357
12,803 Entain PLC (Hotels, Restaurants & Leisure)
(b) ........................ 129
150,869
GSK PLC (Pharmaceuticals) .......... 3,252
222,732
Haleon PLC (Personal Care Products) ... 936
10,167 Halma PLC (Electronic Equipment,
Instruments & Components) ...... 304
6,904 Hargreaves Lansdown PLC (Capital
Markets) .................... 64
Shares Security Description
Value
(000)
Common Stocks (continued)
United Kingdom (continued)
387,778
HSBC Holdings PLC (Banks) ......... $ 3,029
25,045
Imperial Brands PLC (Tobacco) ....... 560
27,761
Informa PLC (Media) ............... 291
3,317 InterContinental Hotels Group PLC (Hotels,
Restaurants & Leisure) .......... 345
5,875
Intertek Group PLC (Professional Services) 370
111,678 J Sainsbury PLC (Consumer Staples
Distribution & Retail) ........... 381
56,001
JD Sports Fashion PLC (Specialty Retail) 95
51,673
Kingfisher PLC (Specialty Retail) ...... 163
14,197 Land Securities Group PLC (Diversified
REITs) ..................... 118
119,949
Legal & General Group PLC (Insurance) . 385
1,295,961
Lloyds Banking Group PLC (Banks) .... 846
22,098 London Stock Exchange Group PLC
(Capital Markets)(b) ............ 2,647
46,682
M&G PLC (Financial Services) ........ 130
27,008 Melrose Industries PLC (Aerospace &
Defense) .................... 229
8,856
Mondi PLC (Paper & Forest Products) ... 156
96,880
National Grid PLC (Multi-Utilities) ..... 1,303
532,931
NatWest Group PLC (Banks)(b) ....... 1,785
2,417
Next PLC (Broadline Retail) .......... 282
12,629 Ocado Group PLC (Consumer Staples
Distribution & Retail)(a)(b) ...... 73
30,712 Pearson PLC (Diversified Consumer
Services) .................... 404
6,409
Persimmon PLC (Household Durables) .. 106
14,964
Phoenix Group Holdings PLC (Insurance) 104
35,436 Reckitt Benckiser Group PLC (Household
Products) .................... 2,017
71,415
RELX PLC (Professional Services) ..... 3,086
86,309 Rentokil Initial PLC (Commercial Services
& Supplies) .................. 513
41,102
Rio Tinto PLC (Metals & Mining) ...... 2,602
170,681 Rolls-Royce Holdings PLC (Aerospace &
Defense)(a) .................. 919
16,172
Schroders PLC (Capital Markets) ...... 77
35,705
Segro PLC (Industrial REITs) ......... 407
14,704
Severn Trent PLC (Water Utilities)(b) ... 458
169,949
Shell PLC (Oil, Gas & Consumable Fuels) 5,630
24,537 Smith & Nephew PLC (Health Care
Equipment & Supplies) ......... 307
6,973 Smiths Group PLC (Industrial
Conglomerates) ............... 144
1,902
Spirax-Sarco Engineering PLC (Machinery) 241
32,582
SSE PLC (Electric Utilities) .......... 678
10,800
St. James's Place PLC (Capital Markets) . 63
45,979
Standard Chartered PLC (Banks) ....... 390
70,873 Taylor Wimpey PLC (Household Durables)
(b) ........................ 123
216,141 Tesco PLC (Consumer Staples Distribution
& Retail) .................... 809
39,189
The Sage Group PLC (Software) ....... 626
56,500
Unilever PLC (Personal Care Products) .. 2,835

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (continued) — March 31, 2024 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
United Kingdom (continued)
35,974
United Utilities Group PLC (Water Utilities) $ 467
654,253 Vodafone Group PLC (Wireless
Telecommunication Services) ..... 582
3,877 Whitbread PLC (Hotels, Restaurants &
Leisure) .................... 162
12,895
Wise PLC, Class - A (Financial Services)(a) 151
21,565
WPP PLC (Media) ................. 205
68,287
United States — 0.16%
77,167
Coupang, Inc. (Broadline Retail)(a) ..... 1,373
2,428 RB Global, Inc. (Commercial Services &
Supplies) .................... 185
1,558
Total Common Stocks .............. 485,355
Investment Companies — 46.56%
Domestic Equity Funds — 1.32%
259,300
BlackRock Health Sciences Term Trust .. 4,250
443,282 BlackRock Innovation and Growth Term
Trust ....................... 3,608
673,096 Neuberger Berman Energy Infrastructure
and Income Fund, Inc. .......... 4,961
12,819
International Equity Funds — 26.47%
229,377
Aberforth Smaller Companies Trust PLC . 3,902
516,982
Abrdn UK Smaller Cos Growth Trust PLC 2,923
164,056
Argo Investments Ltd. .............. 938
6,091
ASA Gold and Precious Metals Ltd. ..... 94
472,756
Asia Dragon Trust PLC ............. 2,088
244,362
Australian Foundation Investment Co. Ltd.^ 1,173
1,614,892
AVI Japan Opportunity Trust PLC ...... 2,659
2,996,697
Baillie Gifford European Growth Trust PLC 3,729
1,910,133
Baillie Gifford Shin Nippon PLC ....... 2,917
1,423,762
Baillie Gifford UK Growth Trust PLC ... 2,950
689,933 BlackRock Enhanced International Dividend
Trust ....................... 3,815
387,672 BlackRock Greater Europe Investment Trust
PLC ....................... 3,121
181,428 BlackRock Science and Technology Term
Trust ....................... 3,520
181,243
CBRE Global Real Estate Income Fund .. 975
349,849
European Opportunities Trust PLC ..... 3,876
363,328
Fidelity Emerging Markets Ltd. ........ 3,026
127,000
Fidelity European Trust PLC .......... 629
1,828,198
Fidelity Japan Trust PLC ............ 4,153
1,043,979
Fidelity Special Values PLC .......... 3,807
2,118,994
Henderson European Focus Trust PLC ... 4,826
1,670,596
Henderson EuroTrust PLC ........... 3,289
478,765
iShares Core MSCI EAFE ETF ........ 35,533
849,919
Japan Smaller Capitalization Fund, Inc. .. 6,782
Shares Security Description
Value
(000)
International Equity Funds (continued)
1,862,113
JPMorgan European Discovery Trust PLC $ 10,938
7,782,827
JPMorgan European Growth & Income PLC 10,214
893,288 JPMorgan Japan Small Cap Growth &
Income PLC ................. 3,573
1,525,143
JPMorgan Japanese Investment Trust PLC 10,431
1,670,107
Mercantile Investment Trust PLC ...... 4,826
115,735
Morgan Stanley China A Share Fund, Inc. 1,393
410,855 Neuberger Berman Next Generation
Connectivity Fund, Inc. ......... 4,828
743,989
Oakley Capital Investments Ltd. ....... 4,413
2,809,755
Polar Capital Global Financials Trust PLC 5,822
190,094
Polar Capital Global Healthcare Trust PLC 900
1,869,745
Regal Asian Investments Ltd.^ ........ 2,485
2,692,880
Schroder Japan Trust PLC ............ 8,733
10,089,219
Schroders Capital Global Innovation Trust 1,630
219,097
Smithson Investment Trust PLC ....... 3,948
845,841
Strategic Equity Capital PLC ......... 3,432
1,151,235
Temple Bar Investment Trust PLC ...... 3,494
1,941,780 Templeton Emerging Markets Investment
Trust PLC ................... 3,783
506,329
The Baillie Gifford Japan Trust PLC .... 4,779
506,980
The Edinburgh Investment Trust PLC ... 4,414
1,725,905
The European Smaller Cos. ........... 3,692
264,440
The Monks Investment Trust PLC ...... 3,831
266,469
The New Germany Fund, Inc. ......... 2,321
904,496
Vanguard FTSE Developed Markets ETF . 45,378
200,000
Witan Investment Trust PLC .......... 631
1,058,150
Worldwide Healthcare Trust PLC/Fund .. 4,473
255,087
Money Market Funds — 18.77%
1,551,562 Federated Hermes Treasury Obligations
Fund, Institutional Shares , 5.17%^^(d) 1,552
179,377,622 State Street Institutional Treasury Plus
Money Market Fund, Trust Class ,
5.20%(d) .................... 179,378
180,930
Total Investment Companies ......... 448,836
Purchased Options on Futures — 0.00%
Total Purchased Options on Futures ... 39
Total Investments (cost $778,488 ) —
96.91% ..................... 934,230
Other assets in excess of liabilities —
3.09% ...................... 29,833
Net Assets - 100.00% $ 964,063
Amounts designated as "—" are $0 or have been rounded to $0.

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (continued) — March 31, 2024 (Unaudited)
The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of March 31, 2024
Amounts designated as "—" indicate the Specialist Manager did not manage any holdings in that category.
^ All or part of this security was on loan as of March 31, 2024.
^^ Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2024.
(a) Represents non-income producing security.
(b) Represents a security purchased under Rule 144A or Section 4(2)
and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(c) Security was valued using significant unobservable inputs as of March
31, 2024.
(d) Annualized 7-day yield as of period-end.
ADR—American Depositary Receipt
ETF—Exchange-Traded Fund
GDR—Global Depositary Receipt
REIT—Real Estate Investment Trust
The Institutional International Equity Portfolio
City of London
Investment
Management
Company,
Limited
Mellon
Investments
Corporation
Parametric
Portfolio
Associates,
LLC
HC Capital
Solutions
Monashee
Investment
Management,
LLC Total
Common Stocks .............................................................................. — 50.35% — — — 50.35%
Investment Companies .................................................................... 19.71% 0.20% 18.12% 0.01% 8.52% 46.56%
Purchased Options on Futures ........................................................ — — — — 0.00% 0.00%
Other Assets (Liabilities) ................................................................ -0.01% 0.29% 0.82% — 1.99% 3.09%
Total Net Assets ......................................................................... 19.70% 50.84% 18.94% 0.01% 10.51% 100.00%
The following table reflects the open derivative positions held by the Portfolio as of March 31, 2024 .
Futures Contracts Purchased *
Description
Number of
Contracts Expiration Date
Notional Amount
(000)
Value and
Unrealized
Appreciation/
(Depreciation)
(000)
MSCI EAFE Index Future .................................. 1,734 6/21/24 $ 204,361 $ (545)
$ 204,361 $ (545)
The following table reflects the open derivative positions held by the Portfolio as of March 31, 2024 .
Futures Contracts Sold *
Description
Number of
Contracts Expiration Date
Notional Amount
(000)
Value and
Unrealized
Appreciation/
(Depreciation)
(000)
E-Mini S&P 500 Future .................................... 30 6/21/24 $ 7,962 $ (125)
$ 7,962 $ (125)
Total Unrealized Appreciation ..................... $ —
Total Unrealized Depreciation ..................... (670)
Total Net Unrealized Appreciation/(Depreciation) ....... $ (670)
* Cash has been pledged as collateral for futures contracts held by the Portfolio.

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (continued) — March 31, 2024 (Unaudited)
Options on Futures Contracts
Exchange-traded options on futures contacts written as of March 31, 2024 were as follows:
Description Put/Call
Number of
Contracts
Notional
Amount
(000)
Exercise
Price
Expiration
Date
Value
(000)
E-Mini S&P 500 Future Option ............. Put 17 $ 3,846 $ 4,525.00 4/19/24 $ (1)
E-Mini S&P 500 Future Option ............. Put 16 3,480 4,350.00 4/19/24 (1)
E-Mini S&P 500 Future Option ............. Put 14 3,028 4,325.00 4/19/24 (1)
E-Mini S&P 500 Future Option ............. Put 5 1,300 5,200.00 4/19/24 (5)
E-Mini S&P 500 Future Option ............. Put 18 3,960 4,400.00 4/19/24 (1)
E-Mini S&P 500 Future Option ............. Put 20 4,425 4,425.00 4/19/24 (1)
E-Mini S&P 500 Future Option ............. Put 14 3,115 4,450.00 4/19/24 (1)
E-Mini S&P 500 Future Option ............. Put 15 3,375 4,500.00 4/19/24 (1)
E-Mini S&P 500 Future Option ............. Put 3 765 5,100.00 4/26/24 (5)
E-Mini S&P 500 Future Option ............. Put 5 1,300 5,200.00 4/30/24 (8)
E-Mini S&P 500 Future Option ............. Put 10 2,263 4,525.00 4/30/24 (1)
E-Mini S&P 500 Future Option ............. Put 16 3,856 4,820.00 4/30/24 (4)
E-Mini S&P 500 Future Option ............. Put 16 3,800 4,750.00 4/30/24 (3)
E-Mini S&P 500 Future Option ............. Put 15 3,544 4,725.00 4/30/24 (3)
E-Mini S&P 500 Future Option ............. Put 2 465 4,650.00 4/30/24 —
E-Mini S&P 500 Future Option ............. Put 19 4,394 4,625.00 4/30/24 (3)
E-Mini S&P 500 Future Option ............. Put 23 5,290 4,600.00 4/30/24 (3)
E-Mini S&P 500 Future Option ............. Put 11 2,516 4,575.00 4/30/24 (1)
E-Mini S&P 500 Future Option ............. Put 17 4,216 4,960.00 4/30/24 (7)
E-Mini S&P 500 Future Option ............. Put 8 1,820 4,550.00 4/30/24 (1)
E-Mini S&P 500 Future Option ............. Put 4 996 4,980.00 5/10/24 (6)
E-Mini S&P 500 Future Option ............. Put 19 4,560 4,800.00 5/17/24 (9)
E-Mini S&P 500 Future Option ............. Put 23 5,549 4,825.00 5/17/24 (13)
E-Mini S&P 500 Future Option ............. Put 29 6,851 4,725.00 5/17/24 (11)
E-Mini S&P 500 Future Option ............. Put 28 6,580 4,700.00 5/17/24 (10)
E-Mini S&P 500 Future Option ............. Put 33 7,713 4,675.00 5/17/24 (11)
E-Mini S&P 500 Future Option ............. Put 13 3,023 4,650.00 5/17/24 (4)
E-Mini S&P 500 Future Option ............. Put 8 1,850 4,625.00 5/17/24 (2)
E-Mini S&P 500 Future Option ............. Put 8 1,800 4,500.00 5/17/24 (2)
E-Mini S&P 500 Future Option ............. Put 10 2,225 4,450.00 5/17/24 (2)
E-Mini S&P 500 Future Option ............. Put 12 2,655 4,425.00 5/17/24 (2)
E-Mini S&P 500 Future Option ............. Put 32 7,599 4,750.00 5/17/24 (13)
E-Mini S&P 500 Future Option ............. Put 8 1,740 4,350.00 5/17/24 (1)
E-Mini S&P 500 Future Option ............. Put 8 1,940 4,850.00 5/17/24 (5)
E-Mini S&P 500 Future Option ............. Put 4 985 4,925.00 5/17/24 (6)
E-Mini S&P 500 Future Option ............. Put 3 716 4,775.00 5/17/24 (3)
E-Mini S&P 500 Future Option ............. Put 2 482 4,815.00 5/17/24 (2)
E-Mini S&P 500 Future Option ............. Put 13 3,104 4,775.00 5/17/24 (6)
E-Mini S&P 500 Future Option ............. Put 8 1,980 4,950.00 5/17/24 (7)
E-Mini S&P 500 Future Option ............. Put 8 1,980 4,950.00 5/17/24 (15)
E-Mini S&P 500 Future Option ............. Put 4 970 4,850.00 5/31/24 (7)
E-Mini S&P 500 Future Option ............. Put 7 1,698 4,850.00 5/31/24 (6)
E-Mini S&P 500 Future Option ............. Put 7 1,715 4,900.00 5/31/24 (7)
E-Mini S&P 500 Future Option ............. Put 4 972 4,860.00 5/31/24 (7)
E-Mini S&P 500 Future Option ............. Put 5 1,205 4,820.00 5/31/24 (8)
E-Mini S&P 500 Future Option ............. Put 4 968 4,840.00 5/31/24 (7)
E-Mini S&P 500 Future Option ............. Put 6 1,461 4,870.00 5/31/24 (11)

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (concluded) — March 31, 2024 (Unaudited)
Options on Futures Contracts (continued)
Description Put/Call
Number of
Contracts
Notional
Amount
(000)
Exercise
Price
Expiration
Date
Value
(000)
E-Mini S&P 500 Future Option ............. Put 4 $ 980 $ 4,900.00 5/31/24 $ (8)
E-Mini S&P 500 Future Option ............. Put 4 985 4,925.00 5/31/24 (8)
E-Mini S&P 500 Future Option ............. Put 6 1,433 4,775.00 5/31/24 (8)
E-Mini S&P 500 Future Option ............. Put 2 480 4,800.00 5/31/24 (3)
E-Mini S&P 500 Future Option ............. Put 34 7,904 4,650.00 5/31/24 (16)
E-Mini S&P 500 Future Option ............. Put 5 1,213 4,850.00 5/31/24 (8)
E-Mini S&P 500 Future Option ............. Put 3 713 4,750.00 5/31/24 (4)
E-Mini S&P 500 Future Option ............. Put 8 1,830 4,575.00 5/31/24 (3)
E-Mini S&P 500 Future Option ............. Put 8 1,840 4,600.00 5/31/24 (3)
E-Mini S&P 500 Future Option ............. Put 28 6,580 4,700.00 5/31/24 (15)
E-Mini S&P 500 Future Option ............. Put 30 7,087 4,725.00 5/31/24 (17)
E-Mini S&P 500 Future Option ............. Put 5 1,231 4,925.00 5/31/24 (5)
E-Mini S&P 500 Future Option ............. Put 7 1,666 4,760.00 6/21/24 (14)
E-Mini S&P 500 Future Option ............. Put 8 1,920 4,800.00 6/21/24 (18)
E-Mini S&P 500 Future Option ............. Put 12 2,895 4,825.00 6/21/24 (15)
E-Mini S&P 500 Future Option ............. Put 6 1,425 4,750.00 6/21/24 (6)
E-Mini S&P 500 Future Option ............. Put 3 705 4,700.00 6/21/24 (5)
$ (390)
Exchanged-traded options on futures contacts purchased as of March 31, 2024 were as follows:
Description Put/Call
Number of
Contracts
Notional
Amount
(000)
Exercise
Price
Expiration
Date
Value
(000)
E-Mini S&P 500 Future Option ............. Put 8 $ 2,020 $ 5,050.00 4/19/24 $ 7
E-Mini S&P 500 Future Option ............. Put 10 2,425 4,850.00 4/19/24 3
E-Mini S&P 500 Future Option ............. Put 8 2,040 5,100.00 4/19/24 4
E-Mini S&P 500 Future Option ............. Put 16 3,779 4,725.00 4/19/24 2
E-Mini S&P 500 Future Option ............. Put 15 3,525 4,700.00 4/19/24 2
E-Mini S&P 500 Future Option ............. Put 7 1,628 4,650.00 4/19/24 1
E-Mini S&P 500 Future Option ............. Put 8 1,920 4,800.00 4/30/24 4
E-Mini S&P 500 Future Option ............. Put 5 1,198 4,790.00 4/30/24 2
E-Mini S&P 500 Future Option ............. Put 4 962 4,810.00 4/30/24 2
E-Mini S&P 500 Future Option ............. Put 4 964 4,820.00 4/30/24 2
E-Mini S&P 500 Future Option ............. Put 6 1,470 4,900.00 4/30/24 4
E-Mini S&P 500 Future Option ............. Put 8 2,040 5,100.00 4/30/24 7
$ 40

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments — March 31, 2024 (Unaudited)
110
Shares Security Description
Value
(000)
Common Stocks — 84 .70%
Brazil — 4 .31%
429,922
Ambev SA ( Beverages ) ............. $ 1,071
435,636 B3 SA - Brasil Bolsa Balcao ( Capital
Markets ) .................... 1,042
230,432
Banco Bradesco SA ( Banks ) .......... 585
514,150 Banco Bradesco SA , Preference Shares
( Banks ) (a) ................... 1,462
35,932
Banco BTG Pactual SA ( Capital Markets ) (a) 261
90,794
Banco do Brasil SA ( Banks ) .......... 1,025
159,261
BB Seguridade Participacoes SA ( Insurance ) 1,033
48,968 Caixa Seguridade Participacoes SA
( Insurance ) .................. 153
80,534
CCR SA ( Transportation Infrastructure ) .. 222
91,542 Centrais Eletricas Brasileiras SA ( Electric
Utilities ) .................... 761
8,701 Cia de Saneamento Basico do Estado de Sao
Paulo SABESP ( Water Utilities ) ... 147
444,892 Cia Energetica de Minas Gerais , Preference
Shares ( Electric Utilities ) ........ 1,114
98,100 Cia Siderurgica Nacional SA ( Metals &
Mining ) ..................... 307
25,620 Gerdau SA , Preference Shares ( Metals &
Mining ) ..................... 113
301,349 Hapvida Participacoes e Investimentos S/A
( Health Care Providers & Services ) (b) 222
414,005 Itau Unibanco Holding SA , Preference
Shares ( Banks ) ................ 2,860
64,681
Itausa SA ( Banks ) ................. 135
64,365
JBS S/A ( Food Products ) ............ 276
144,200
Klabin SA ( Containers & Packaging ) .... 726
103,765 Localiza Rent a Car SA ( Ground
Transportation ) ............... 1,131
153,824
Lojas Renner SA ( Specialty Retail ) ..... 521
462,500
Magazine Luiza SA ( Broadline Retail ) (b) . 166
97,849 Natura & Co. Holding SA ( Personal Care
Products ) (a) (b) ............... 349
487,445 Petroleo Brasileiro SA ( Oil, Gas &
Consumable Fuels ) ............. 3,722
184,422 Petroleo Brasileiro SA , Preference Shares
( Oil, Gas & Consumable Fuels ) .... 1,374
93,520
PRIO SA ( Oil, Gas & Consumable Fuels ) (a) 909
223,600 Raia Drogasil SA ( Consumer Staples
Distribution & Retail ) ........... 1,220
45,616 Rede D'Or Sao Luiz SA ( Health Care
Providers & Services ) ........... 230
108,800
Rumo SA ( Ground Transportation ) (a) ... 483
41,400
Suzano SA ( Paper & Forest Products ) ... 528
203,702 TIM SA ( Wireless Telecommunication
Services ) .................... 723
241,811
Vale SA ( Metals & Mining ) ........... 2,934
49,658
Vibra Energia SA ( Specialty Retail ) (a) ... 248
243,850
WEG SA ( Electrical Equipment ) ....... 1,858
29,911
Chile — 0 .44%
23,065
Banco de Credito e Inversiones SA ( Banks ) 660
Shares Security Description
Value
(000)
Common Stocks (continued)
Chile (continued)
293,158 Empresas CMPC SA ( Paper & Forest
Products ) .................... $ 596
7,657,528
Enel Americas SA ( Electric Utilities ) .... 747
7,027,795
Enel Chile SA ( Electric Utilities ) ....... 423
47,236
Falabella SA ( Broadline Retail ) (b) ...... 124
11,341,129 Latam Airlines Group SA ( Passenger
Airlines ) (b) .................. 141
7,697 Sociedad Quimica y Minera de Chile
SA , Preference Shares ( Electrical
Equipment ) .................. 375
3,066
China — 18 .70%
77,365 360 Security Technology, Inc. , Class - A
( Software ) (b) ................. 95
14,000 AAC Technologies Holdings, Inc.
( Electronic Equipment, Instruments &
Components ) ................. 47
2,150,000 Agricultural Bank of China Ltd. , H Shares
( Banks ) ..................... 907
75,400 Air China Ltd. , Class - A ( Passenger
Airlines ) (b) .................. 76
700,000 Air China Ltd. , H Shares ( Passenger
Airlines ) (b) .................. 340
43,000
Akeso, Inc. ( Biotechnology ) (b) ........ 256
1,302,618 Alibaba Group Holding Ltd. ( Broadline
Retail ) ...................... 11,693
314,000 Aluminum Corp of China Ltd. , H Shares
( Metals & Mining ) ............. 199
155,700 Aluminum Corp. of China Ltd. , Class - A
( Metals & Mining ) ............. 153
6,300 Anjoy Foods Group Co. Ltd. , Class - A
( Food Products ) ............... 72
111,000 ANTA Sports Products Ltd. ( Textiles,
Apparel & Luxury Goods ) ....... 1,180
5,814 Autohome, Inc. , ADR ( Interactive Media &
Services ) .................... 152
177,126 Baidu, Inc. ( Interactive Media &
Services ) (b) .................. 2,324
5,524,100
Bank of China Ltd. , H Shares ( Banks ) ... 2,280
1,399,000 Bank of Communications Co. Ltd. , H Shares
( Banks ) ..................... 919
281,350 Beijing Dabeinong Technology Group Co.
Ltd. , Class - A ( Food Products ) .... 192
9,449
Bilibili, Inc. , ADR ( Entertainment ) (b) ... 106
4,040
Bilibili, Inc. , Class - Z ( Entertainment ) (b) 46
32,000
BYD Co. Ltd. ( Automobiles ) (a) ....... 824
70,553
BYD Co. Ltd. , Class - A ( Automobiles ) .. 2,034
115,500 BYD Electronic International Co. Ltd.
( Communications Equipment ) ..... 426
1,061,000 CGN Power Co. Ltd. , H Shares
( Independent Power and Renewable
Electricity Producers ) ........... 315
60,100 Chengxin Lithium Group Co. Ltd. , Class - A
( Chemicals ) .................. 160
432,000 China Cinda Asset Management Co. Ltd. , H
Shares ( Capital Markets ) (a) ...... 36

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments (continued) — March 31, 2024 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
China (continued)
134,900 China Communications Services Corp.
Ltd. , H Shares ( Construction &
Engineering ) ................. $ 63
8,731,350 China Construction Bank Corp. , H Shares
( Banks ) ..................... 5,267
30,800 China CSSC Holdings Ltd. , Class - A
( Machinery ) ................. 147
1,641,000 China Everbright Bank Co. Ltd. , H Shares
( Banks ) ..................... 472
110,000
China Feihe Ltd. ( Food Products ) ...... 52
69,200 China Galaxy Securities Co. Ltd. , Class - A
( Capital Markets ) .............. 113
174,000 China Galaxy Securities Co. Ltd. , H Shares
( Capital Markets ) .............. 85
53,600 China International Capital Corp. Ltd. , Class
- A ( Capital Markets ) ........... 238
50,800 China International Capital Corp. Ltd. , H
Shares ( Capital Markets ) ........ 60
1,115,000 China Life Insurance Co. Ltd. , H Shares
( Insurance ) .................. 1,338
108,200
China Literature Ltd. ( Media ) (a) (b) ..... 362
290,000 China Longyuan Power Group Corp. Ltd. ,
H Shares ( Independent Power and
Renewable Electricity Producers ) .. 203
126,000 China Mengniu Dairy Co. Ltd. ( Food
Products ) (a) .................. 270
77,800 China Merchants Bank Co. Ltd. , Class - A
( Banks ) ..................... 346
410,500 China Merchants Bank Co. Ltd. , H Shares
( Banks ) ..................... 1,623
1,030,000 China National Building Material Co. Ltd. ,
H Shares ( Construction Materials ) (a) 354
80,850 China Northern Rare Earth Group High-
Tech Co. Ltd. , Class - A ( Metals &
Mining ) ..................... 214
72,200 China Pacific Insurance Group Co. Ltd. ,
Class - A ( Insurance ) ........... 226
584,800 China Petroleum & Chemical Corp. , Class -
A ( Oil, Gas & Consumable Fuels ) .. 503
1,643,400 China Petroleum & Chemical Corp. , H
Shares ( Oil, Gas & Consumable Fuels ) 932
156,700 China Railway Group Ltd. , Class - A
( Construction & Engineering ) ..... 148
479,000 China Shenhua Energy Co. Ltd. , H Shares
( Oil, Gas & Consumable Fuels ) .... 1,882
9,400 China Tourism Group Duty Free Corp. Ltd. ,
Class - A ( Specialty Retail ) ....... 112
5,316,000 China Tower Corp. Ltd. , H Shares
( Diversified Telecommunication
Services ) .................... 611
71,100 China Vanke Co. Ltd. , H Shares ( Real Estate
Management & Development ) (a) ... 49
97,800 China Yangtze Power Co. Ltd. , Class - A
( Independent Power and Renewable
Electricity Producers ) ........... 336
12,400 Chongqing Brewery Co. Ltd. , Class - A
( Beverages ) .................. 111
Shares Security Description
Value
(000)
Common Stocks (continued)
China (continued)
51,000 Chongqing Changan Automobile Co. Ltd. ,
Class - A ( Automobiles ) ......... $ 121
55,650 Chongqing Zhifei Biological Products Co.
Ltd. , Class - A ( Biotechnology ) .... 349
894,000
CITIC Ltd. ( Industrial Conglomerates ) ... 859
189,765 CITIC Securities Co. Ltd. , Class - A ( Capital
Markets ) .................... 507
83,000 CITIC Securities Co. Ltd. , H Shares ( Capital
Markets ) .................... 137
285,000 CMOC Group Ltd. , H Shares ( Metals &
Mining ) ..................... 242
23,040 Contemporary Amperex Technology Co.
Ltd. , Class - A ( Electrical Equipment ) 602
40,000 COSCO SHIPPING Energy Transportation
Co. Ltd. , Class - A ( Oil, Gas &
Consumable Fuels ) ............. 88
482,430 COSCO SHIPPING Holdings Co. Ltd. ,
Class - A ( Marine Transportation ) .. 693
124,800 COSCO SHIPPING Holdings Co. Ltd. , H
Shares ( Marine Transportation ) .... 131
1,222,000 Country Garden Holdings Co. Ltd.
( Real Estate Management &
Development ) ^ (b) ............. 76
195,678 Country Garden Services Holdings Co.
Ltd. ( Real Estate Management &
Development ) ................ 125
118,100 CSC Financial Co. Ltd. , Class - A ( Capital
Markets ) .................... 359
712,000 CSPC Pharmaceutical Group Ltd.
( Pharmaceuticals ) (a) ........... 559
73,400 Dongfang Electric Corp. Ltd. , Class - A
( Electrical Equipment ) .......... 157
202,590 East Money Information Co. Ltd. , Class - A
( Capital Markets ) .............. 361
79,300
ENN Energy Holdings Ltd. ( Gas Utilities ) 611
55,623 Eve Energy Co. Ltd. , Class - A ( Electrical
Equipment ) .................. 302
85,400 Fangda Carbon New Material Co. Ltd. ,
Class - A ( Electrical Equipment ) (b) . 57
450,300 Focus Media Information Technology Co.
Ltd. , Class - A ( Media ) .......... 405
58,660 Foshan Haitian Flavouring & Food Co. Ltd. ,
Class - A ( Food Products ) ........ 321
67,000 Fosun International Ltd. ( Industrial
Conglomerates ) ............... 35
25,400 Fujian Sunner Development Co. Ltd. , Class
- A ( Food Products ) ............ 55
110,000 Genscript Biotech Corp. ( Life Sciences
Tools & Services ) (a) (b) ......... 204
112,200 GF Securities Co. Ltd. , Class - A ( Capital
Markets ) .................... 208
85,000 GF Securities Co. Ltd. , H Shares ( Capital
Markets ) .................... 88
2,400 Ginlong Technologies Co. Ltd. , Class - A
( Electrical Equipment ) .......... 20
276,500
Great Wall Motor Co. Ltd. ( Automobiles ) 307
37,800 Gree Electric Appliances, Inc. of Zhuhai ,
Class - A ( Household Durables ) .... 205

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments (continued) — March 31, 2024 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
China (continued)
157,000 Guanghui Energy Co. Ltd. , Class - A ( Oil,
Gas & Consumable Fuels ) ....... $ 157
598,000 Guangzhou Automobile Group Co. Ltd. , H
Shares ( Automobiles ) ........... 245
12,766 H World Group Ltd. , ADR ( Hotels,
Restaurants & Leisure ) .......... 494
162,000 Haidilao International Holding Ltd. ( Hotels,
Restaurants & Leisure ) .......... 366
111,100 Haier Smart Home Co. Ltd. , Class - A
( Household Durables ) ........... 386
211,800 Haier Smart Home Co. Ltd. , H Shares
( Household Durables ) ........... 659
100 Haitong Securities Co. Ltd. , Class - A
( Capital Markets ) .............. —
88,400 Haitong Securities Co. Ltd. , H Shares
( Capital Markets ) .............. 42
160,500 Hengan International Group Co. Ltd.
( Personal Care Products ) ........ 505
45,000 Hengli Petrochemical Co. Ltd. , Class - A
( Chemicals ) (b) ................ 85
10,100 Hithink RoyalFlush Information Network
Co. Ltd. , Class - A ( Capital Markets ) 188
137,000 Hua Hong Semiconductor Ltd.
( Semiconductors & Semiconductor
Equipment ) (a) (b) .............. 267
25,200 Huadong Medicine Co. Ltd. , Class - A
( Health Care Providers & Services ) . 107
352,000 Huaneng Power International, Inc. , H Shares
( Independent Power and Renewable
Electricity Producers ) (a) (b) ....... 207
100 Huatai Securities Co. Ltd. , Class - A ( Capital
Markets ) .................... —
59,000 Huatai Securities Co. Ltd. , H Shares ( Capital
Markets ) .................... 67
23,184 IEIT Systems Co. Ltd. , Class - A
( Technology Hardware, Storage &
Peripherals ) .................. 142
56,000
Iflytek Co. Ltd. , Class - A ( Software ) .... 384
6,214,440 Industrial & Commercial Bank of China
Ltd. , H Shares ( Banks ) .......... 3,128
757,900 Inner Mongolia BaoTou Steel Union Co.
Ltd. , Class - A ( Metals & Mining ) (b) 167
128,500
Innovent Biologics, Inc. ( Biotechnology ) (b) 619
22,650
iQIYI, Inc. , ADR ( Entertainment ) (b) .... 96
84,050 JD Health International, Inc. ( Consumer
Staples Distribution & Retail ) (b) ... 297
177,057
JD.com, Inc. ( Broadline Retail ) ........ 2,441
1,180,000 Jiangsu Expressway Co. Ltd. , H Shares
( Transportation Infrastructure ) ..... 1,208
31 Jiangsu Hengrui Pharmaceuticals Co. Ltd. ,
Class - A ( Pharmaceuticals ) ....... —
75,900 Juneyao Airlines Co. Ltd. , Class - A
( Passenger Airlines ) (b) .......... 125
12,389 Kanzhun Ltd. , ADR ( Interactive Media &
Services ) .................... 217
54,155 KE Holdings, Inc. , ADR ( Real Estate
Management & Development ) ..... 744
Shares Security Description
Value
(000)
Common Stocks (continued)
China (continued)
421,000 Kingdee International Software Group Co.
Ltd. ( Software ) (b) ............. $ 475
62,000
Kingsoft Corp. Ltd. ( Entertainment ) (a) ... 191
197,500 Kuaishou Technology , Class - W ( Interactive
Media & Services ) (b) ........... 1,238
5,400 Kweichow Moutai Co. Ltd. , Class - A
( Beverages ) .................. 1,271
338,000 Lenovo Group Ltd. ( Technology Hardware,
Storage & Peripherals ) .......... 392
46,500 Lens Technology Co. Ltd. , Class - A
( Electronic Equipment, Instruments &
Components ) ................. 87
101,414
Li Auto, Inc. , Class - A ( Automobiles ) (b) . 1,572
229,000 Li Ning Co. Ltd. ( Textiles, Apparel &
Luxury Goods ) ............... 609
158,000 Longfor Group Holdings Ltd. ( Real Estate
Management & Development ) (a) ... 223
131,819 Luxshare Precision Industry Co. Ltd. , Class
- A ( Electronic Equipment, Instruments
& Components ) ............... 543
218,160 Meinian Onehealth Healthcare Holdings Co.
Ltd. , Class - A ( Health Care Providers
& Services ) (b) ................ 151
401,828 Meituan , Class - W ( Hotels, Restaurants &
Leisure ) (b) .................. 4,970
30,000 MINISO Group Holding Ltd. , Class - A
( Broadline Retail ) ............. 154
7,280 Muyuan Foods Co. Ltd. , Class - A ( Food
Products ) .................... 42
168,600
NetEase, Inc. ( Entertainment ) ......... 3,507
20,200 New China Life Insurance Co. Ltd. , Class -
A ( Insurance ) ................. 84
171,200 New China Life Insurance Co. Ltd. , H
Shares ( Insurance ) ............. 303
121,600 New Oriental Education & Technology
Group, Inc. ( Diversified Consumer
Services ) (b) .................. 1,059
121,605
NIO, Inc. , ADR ( Automobiles ) (b) ...... 547
33,800 Nongfu Spring Co. Ltd. , H Shares
( Beverages ) .................. 182
111,600 Perfect World Co. Ltd. , Class - A
( Entertainment ) ............... 164
456,300 PetroChina Co. Ltd. , Class - A ( Oil, Gas &
Consumable Fuels ) ............. 584
1,264,000 PetroChina Co. Ltd. , H Shares ( Oil, Gas &
Consumable Fuels ) ............. 1,080
330,000 PICC Property & Casualty Co. Ltd. , H
Shares ( Insurance ) ............. 435
532,517 Ping An Insurance Group Co. of China Ltd.
( Insurance ) .................. 2,249
71,500 Range Intelligent Computing Technology
Group Co. Ltd. ( Machinery ) ...... 301
345,600 Rongsheng Petrochemical Co. Ltd. , Class -
A ( Chemicals ) ................ 519
45,700 SAIC Motor Corp. Ltd. , Class - A
( Automobiles ) ................ 95
16,300 Seres Group Co. Ltd. , Class - A
( Automobiles ) (b) .............. 205

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments (continued) — March 31, 2024 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
China (continued)
364,300 Shanghai Electric Group Co. Ltd. , Class - A
( Electrical Equipment ) (b) ........ $ 212
9,000 Shanghai Junshi Biosciences Co. Ltd. , Class
- A ( Biotechnology ) (b) .......... 34
921,300 Shanghai Pharmaceuticals Holding Co. Ltd. ,
H Shares ( Health Care Providers &
Services ) .................... 1,330
6,090 Shanghai Putailai New Energy Technology
Co. Ltd. , Class - A ( Chemicals ) .... 16
82,200 Shanxi Meijin Energy Co. Ltd. , Class - A
( Metals & Mining ) (b) ........... 73
57,920 Shenzhen Kangtai Biological Products Co.
Ltd. , Class - A ( Biotechnology ) .... 175
99,700 Shenzhou International Group Holdings Ltd.
( Textiles, Apparel & Luxury Goods ) (a) 944
26,100 Sichuan Kelun Pharmaceutical Co. Ltd. ,
Class - A ( Pharmaceuticals ) ....... 109
50,000 Silergy Corp. ( Semiconductors &
Semiconductor Equipment ) ....... 511
106,800 Sinopharm Group Co. Ltd. , H Shares
( Health Care Providers & Services ) . 274
169,000 Smoore International Holdings Ltd.
( Tobacco ) ^ .................. 144
233,617 Songcheng Performance Development Co.
Ltd. , Class - A ( Hotels, Restaurants &
Leisure ) .................... 329
5,000 StarPower Semiconductor Ltd. , Class - A
( Semiconductors & Semiconductor
Equipment ) .................. 100
12,100 Sungrow Power Supply Co. Ltd. , Class - A
( Electrical Equipment ) .......... 173
94,127 Sunny Optical Technology Group Co. Ltd.
( Electronic Equipment, Instruments &
Components ) ................. 480
30,900 Suzhou Dongshan Precision Manufacturing
Co. Ltd. , Class - A ( Electronic
Equipment, Instruments &
Components ) ................. 62
13,568 Suzhou Maxwell Technologies Co.
Ltd. , Class - A ( Semiconductors &
Semiconductor Equipment ) ....... 200
45,497 TAL Education Group , ADR ( Diversified
Consumer Services ) (b) .......... 516
525,386 Tencent Holdings Ltd. ( Interactive Media &
Services ) (a) .................. 20,394
55,429 Tencent Music Entertainment Group , ADR
( Entertainment ) (b) ............. 620
38,100 Trip.com Group Ltd. ( Hotels, Restaurants &
Leisure ) (b) .................. 1,680
30,940 Unisplendour Corp. Ltd. , Class - A
( Electronic Equipment, Instruments &
Components ) (b) ............... 94
40,691 Vipshop Holdings Ltd. , ADR ( Broadline
Retail ) ...................... 673
81,675 Walvax Biotechnology Co. Ltd. , Class - A
( Biotechnology ) ............... 175
50,500 Weichai Power Co. Ltd. , Class - A
( Machinery ) ................. 114
Shares Security Description
Value
(000)
Common Stocks (continued)
China (continued)
54,000 Weichai Power Co. Ltd. , H Shares
( Machinery ) ................. $ 103
44,260 Wens Foodstuffs Group Co. Ltd. , Class - A
( Food Products ) ............... 114
134,279 Wuhan Guide Infrared Co. Ltd. , Class - A
( Electronic Equipment, Instruments &
Components ) ................. 135
19,900 Wuliangye Yibin Co. Ltd. , Class - A
( Beverages ) .................. 422
30,360 WUS Printed Circuit Kunshan Co. Ltd. ,
Class - A ( Electronic Equipment,
Instruments & Components ) ...... 128
27,200 WuXi AppTec Co. Ltd. , Class - A ( Life
Sciences Tools & Services ) ....... 177
30,340 WuXi AppTec Co. Ltd. , H Shares ( Life
Sciences Tools & Services ) ....... 144
323,500 Wuxi Biologics Cayman, Inc. ( Life Sciences
Tools & Services ) (b) ........... 591
1,203,000 Xiaomi Corp. , Class - W ( Technology
Hardware, Storage &
Peripherals ) (a) (b) .............. 2,296
51,700 Xinjiang Goldwind Science & Technology
Co. Ltd. , Class - A ( Electrical
Equipment ) .................. 53
468,481 Xinyi Solar Holdings Ltd. ( Semiconductors
& Semiconductor Equipment ) ..... 363
98,064
XPeng, Inc. , A Shares ( Automobiles ) (b) .. 402
366,000 Yadea Group Holdings Ltd.
( Automobiles ) (a) .............. 593
30,900 Yankuang Energy Group Co. Ltd. , Class - A
( Oil, Gas & Consumable Fuels ) .... 99
219,000 Yankuang Energy Group Co. Ltd. , H Shares
( Oil, Gas & Consumable Fuels ) .... 460
60,970 Yealink Network Technology Corp.
Ltd. , Class - A ( Communications
Equipment ) .................. 212
76,440 Yintai Gold Co. Ltd. , Class - A ( Metals &
Mining ) (b) .................. 179
124,076 Yonyou Network Technology Co. Ltd. ,
Class - A ( Software ) ............ 207
45,851 Yum China Holdings, Inc. ( Hotels,
Restaurants & Leisure ) .......... 1,824
27,030 Yunda Holding Co. Ltd. , Class - A ( Air
Freight & Logistics ) ............ 27
10,800 Yunnan Energy New Material Co. Ltd. ,
Class - A ( Chemicals ) ........... 61
73,000
Zai Lab Ltd. ( Biotechnology ) (b) ....... 120
13,100 Zhangzhou Pientzehuang Pharmaceutical
Co. Ltd. , Class - A ( Pharmaceuticals ) 418
51,400 Zhejiang Century Huatong Group Co. Ltd. ,
Class - A ( Entertainment ) (b) ...... 34
13,440 Zhejiang Dingli Machinery Co. Ltd. , Class -
A ( Machinery ) ................ 104
1,509,720 Zhejiang Expressway Co. Ltd. , H Shares
( Transportation Infrastructure ) ..... 968
47,500 Zhejiang Leapmotor Technology Co. Ltd.
( Automobiles ) (b) .............. 159

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments (continued) — March 31, 2024 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
China (continued)
8,200 Zhejiang Supor Co. Ltd. , Class - A
( Household Durables ) ........... $ 65
75,900 Zheshang Securities Co. Ltd. , Class - A
( Capital Markets ) .............. 119
29,200 ZhongAn Online P&C Insurance Co. Ltd. , H
Shares ( Insurance ) (b) ........... 47
15,300 Zhongji Innolight Co. Ltd. , Class - A
( Communications Equipment ) ..... 327
63,500 Zhongsheng Group Holdings Ltd. ( Specialty
Retail ) ...................... 110
530,500 Zijin Mining Group Co. Ltd. , Class - A
( Metals & Mining ) ............. 1,182
218,000 Zijin Mining Group Co. Ltd. , H Shares
( Metals & Mining ) ............. 435
325,100 Zoomlion Heavy Industry Science and
Technology Co. Ltd. , Class - A
( Machinery ) ................. 361
169,800 ZTE Corp. , Class - A ( Communications
Equipment ) .................. 645
96,000 ZTE Corp. , H Shares ( Communications
Equipment ) .................. 191
27,491 ZTO Express Cayman, Inc. , ADR ( Air
Freight & Logistics ) ............ 576
129,591
Colombia — 0 .08%
17,141
Bancolombia SA ( Banks ) ............ 152
46,828
Bancolombia SA , Preference Shares ( Banks ) 399
551
Cyprus — 0 .00%
7,712 TCS Group Holding PLC , GDR
( Banks ) (b) (c) ................. —
Czech Republic — 0 .12%
190,434
Moneta Money Bank A/S ( Banks ) (a) .... 829
Egypt — 0 .07%
294,053 Commercial International Bank - Egypt
(CIB) ( Banks ) ................ 497
Greece — 0 .37%
239,049
Alpha Services and Holdings SA ( Banks ) (b) 420
262,846 Eurobank Ergasias Services and Holdings
SA ( Banks ) (b) ................ 505
38,284 Hellenic Telecommunications Organization
SA ( Diversified Telecommunication
Services ) .................... 565
3,542
Mytilineos SA ( Industrial Conglomerates ) 137
76,536
National Bank of Greece SA ( Banks ) (a) (b) 598
84,553 Piraeus Financial Holdings SA
( Banks ) (a) (b) ................. 354
2,579
Shares Security Description
Value
(000)
Common Stocks (continued)
Hong Kong — 1 .03%
348,000 Alibaba Health Information Technology
Ltd. ( Consumer Staples Distribution &
Retail ) (a) (b) ................. $ 141
1,039,733 Beijing Enterprises Water Group Ltd. ( Water
Utilities ) (a) .................. 231
270,000 China Overseas Land & Investment
Ltd. ( Real Estate Management &
Development ) ................ 388
102,000 China Resources Beer Holdings Co. Ltd.
( Beverages ) .................. 470
633,761 China Resources Land Ltd. ( Real Estate
Management & Development ) ..... 2,005
500,143 China Resources Power Holdings Co. Ltd.
( Independent Power and Renewable
Electricity Producers ) ........... 1,167
532,000 China Ruyi Holdings Ltd.
( Entertainment ) (b) ............. 135
112,000 China State Construction International
Holdings Ltd. ( Construction &
Engineering ) ................. 122
79,400 China Taiping Insurance Holdings Co. Ltd.
( Insurance ) (a) ................ 69
1,172,000
Far East Horizon Ltd. ( Financial Services ) 869
1,688,000 GCL Technology Holdings Ltd.
( Semiconductors & Semiconductor
Equipment ) .................. 276
536,000 Geely Automobile Holdings Ltd.
( Automobiles ) (a) .............. 633
122,500 Kingboard Holdings Ltd. ( Electronic
Equipment, Instruments &
Components ) ................. 250
735,000 Sino Biopharmaceutical Ltd.
( Pharmaceuticals ) (a) ........... 284
209,600 Yuexiu Property Co. Ltd. ( Real Estate
Management & Development ) ..... 115
7,155
Hungary — 0 .41%
62,779 MOL Hungarian Oil & Gas PLC ( Oil, Gas
& Consumable Fuels ) ........... 510
20,317
OTP Bank Nyrt ( Banks ) ............. 936
54,565
Richter Gedeon Nyrt ( Pharmaceuticals ) .. 1,385
2,831
India — 16 .26%
15,407 Adani Enterprises Ltd. ( Trading Companies
& Distributors ) ............... 591
32,957 Adani Green Energy Ltd. ( Independent
Power and Renewable Electricity
Producers ) (b) ................. 725
123,743 Adani Ports & Special Economic Zone Ltd.
( Transportation Infrastructure ) ..... 1,991
96,565 Adani Power Ltd. ( Independent Power and
Renewable Electricity Producers ) (b) 618
212,891 Ambuja Cements Ltd. ( Construction
Materials ) ................... 1,563

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments (continued) — March 31, 2024 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
India (continued)
8,752 Apollo Hospitals Enterprise Ltd. ( Health
Care Providers & Services ) ....... $ 667
25,951
Asian Paints Ltd. ( Chemicals ) ......... 886
34,614 Aurobindo Pharma Ltd.
( Pharmaceuticals ) (a) ........... 452
49,425 Avenue Supermarts Ltd. ( Consumer Staples
Distribution & Retail ) (a) (b) ...... 2,682
259,886
Axis Bank Ltd. ( Banks ) (a) ........... 3,263
17,379
Bajaj Auto Ltd. ( Automobiles ) ........ 1,906
34,104
Bajaj Finance Ltd. ( Consumer Finance ) (a) 2,963
77,010
Bajaj Finserv Ltd. ( Financial Services ) ... 1,518
216,368 Bharat Petroleum Corp. Ltd. ( Oil, Gas &
Consumable Fuels ) (a) ........... 1,563
127,685 Bharti Airtel Ltd. ( Wireless
Telecommunication Services ) (a) ... 1,881
72,438 CG Power & Industrial Solutions Ltd.
( Electrical Equipment ) .......... 470
8,842,285 Chennai Super Kings Cricket Ltd.
( Entertainment ) (b) (c) ........... 11,503
75,285 Cholamandalam Investment and Finance
Co. Ltd. ( Consumer Finance ) ..... 1,044
445,809 Coal India Ltd. ( Oil, Gas & Consumable
Fuels ) (a) .................... 2,321
15,000
Cummins India Ltd. ( Machinery ) ....... 541
77,823 DLF Ltd. ( Real Estate Management &
Development ) (a) .............. 837
22,142 Dr. Reddy's Laboratories Ltd. , ADR
( Pharmaceuticals ) ............. 1,624
17,545
Eicher Motors Ltd. ( Automobiles ) (a) .... 846
478,101
GAIL India Ltd. ( Gas Utilities ) ........ 1,038
138,532
HCL Technologies Ltd. ( IT Services ) .... 2,564
228,795
HDFC Bank Ltd. ( Banks ) ............ 3,972
14,600 Hindustan Aeronautics Ltd. ( Aerospace &
Defense ) .................... 582
46,133 Hindustan Unilever Ltd. ( Personal Care
Products ) (a) .................. 1,253
495,827
ICICI Bank Ltd. ( Banks ) (a) ........... 6,500
208,399 Indian Oil Corp. Ltd. ( Oil, Gas &
Consumable Fuels ) ............. 419
3,542 Info Edge India Ltd. ( Interactive Media &
Services ) .................... 237
233,876
Infosys Ltd. ( IT Services ) ............ 4,201
17,988 InterGlobe Aviation Ltd. ( Passenger
Airlines ) (a) (b) ................ 765
480,232
ITC Ltd. ( Tobacco ) (a) ............... 2,467
296,119 Jio Financial Services Ltd. ( Financial
Services ) (b) .................. 1,256
60,146
Kotak Mahindra Bank Ltd. ( Banks ) (a) ... 1,288
41,894 Larsen & Toubro Ltd. ( Construction &
Engineering ) (a) ............... 1,891
43,286 Mahindra & Mahindra Ltd.
( Automobiles ) (a) .............. 997
2,948
Maruti Suzuki India Ltd. ( Automobiles ) .. 445
543,033 NTPC Ltd. ( Independent Power and
Renewable Electricity Producers ) (a) 2,187
Shares Security Description
Value
(000)
Common Stocks (continued)
India (continued)
231,740 Oil & Natural Gas Corp. Ltd. ( Oil, Gas &
Consumable Fuels ) (a) ........... $ 745
31,703
Pidilite Industries Ltd. ( Chemicals ) ..... 1,146
133,161 Power Finance Corp. Ltd. ( Financial
Services ) .................... 623
189,691 Power Grid Corp. of India Ltd. ( Electric
Utilities ) .................... 630
84,255
REC Ltd. ( Financial Services ) ......... 456
290,485 Reliance Industries Ltd. ( Oil, Gas &
Consumable Fuels ) ............. 10,350
30,301
SBI Life Insurance Co. Ltd. ( Insurance ) .. 545
5,875 Shree Cement Ltd. ( Construction
Materials ) (a) ................. 1,809
6,652 Shriram Finance Ltd. ( Consumer
Finance ) (a) .................. 188
234,732
State Bank of India ( Banks ) (a) ........ 2,118
76,178 Sun Pharmaceutical Industries Ltd.
( Pharmaceuticals ) ............. 1,480
792,468 Suzlon Energy Ltd. ( Electrical
Equipment ) (b) ................ 384
65,618 Tata Consultancy Services Ltd. ( IT
Services ) (a) .................. 3,050
191,775
Tata Motors Ltd. ( Automobiles ) (a) ..... 2,283
557,034
Tata Steel Ltd. ( Metals & Mining ) ...... 1,041
38,639 Titan Co. Ltd. ( Textiles, Apparel & Luxury
Goods ) ..................... 1,761
15,343
Trent Ltd. ( Specialty Retail ) .......... 726
9,539 Tube Investments of India Ltd. ( Automobile
Components ) ................. 427
22,694 UltraTech Cement Ltd. ( Construction
Materials ) ................... 2,653
145,714
United Spirits Ltd. ( Beverages ) ........ 1,982
172,397
Vedanta Ltd. ( Metals & Mining ) (a) ..... 562
345,442
Wipro Ltd. ( IT Services ) (a) ........... 1,989
1,074,947
Yes Bank Ltd. ( Banks ) (b) ............ 299
450,806 Zomato Ltd. ( Hotels, Restaurants &
Leisure ) (b) .................. 984
112,748
Indonesia — 1 .48%
360,200
Aneka Tambang Tbk ( Metals & Mining ) . 36
32,225,600 GoTo Gojek Tokopedia Tbk PT ( Broadline
Retail ) (b) ................... 140
2,110,400 PT Astra International Tbk ( Industrial
Conglomerates ) ............... 686
4,904,385
PT Bank Central Asia Tbk ( Banks ) ..... 3,118
5,393,700 PT Bank Rakyat Indonesia Persero Tbk
( Banks ) ..................... 2,060
833,271
PT Barito Pacific Tbk ( Chemicals ) ...... 50
1,875,600 PT Charoen Pokphand Indonesia Tbk ( Food
Products ) .................... 621
345,000 PT Indah Kiat Pulp & Paper Tbk ( Paper &
Forest Products ) ............... 208
2,093,700 PT Indofood Sukses Makmur Tbk ( Food
Products ) .................... 842
9,480,935
PT Kalbe Farma Tbk ( Pharmaceuticals ) .. 882

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments (continued) — March 31, 2024 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Indonesia (continued)
237,400 PT Merdeka Copper Gold Tbk ( Metals &
Mining ) (a) (b) ................ $ 34
621,400 PT Semen Indonesia Persero Tbk
( Construction Materials ) ......... 231
5,748,850 PT Telkom Indonesia Persero Tbk
( Diversified Telecommunication
Services ) (a) .................. 1,259
63,800 PT United Tractors Tbk ( Oil, Gas &
Consumable Fuels ) ............. 97
10,264
Ireland (Republic of) — 0 .81%
48,284 PDD Holdings, Inc. , ADR ( Broadline
Retail ) (b) ................... 5,613
Korea, Republic Of — 0 .11%
1,017 Cosmo AM&T Co. Ltd. ( Technology
Hardware, Storage & Peripherals ) (b) 123
2,605
Hanjin Kal Corp. ( Passenger Airlines ) ... 115
893
HYBE Co. Ltd. ( Entertainment ) ....... 152
2,178
Kum Yang Co. Ltd. ( Chemicals ) (b) ..... 183
3,445 Meritz Financial Group, Inc. ( Financial
Services ) .................... 209
782
Kuwait — 0 .44%
346,467
Boubyan Bank KSCP ( Banks ) ......... 698
717,706
Kuwait Finance House KSCP ( Banks ) ... 1,866
163,585
National Bank of Kuwait SAKP ( Banks ) . 511
3,075
Malaysia — 1 .39%
241,900
AMMB Holdings Berhad ( Banks ) ...... 213
60,200 CELCOMDIGI Berhad ( Wireless
Telecommunication Services ) ..... 54
1,093,800 IHH Healthcare Berhad ( Health Care
Providers & Services ) ........... 1,394
1,283,100
IOI Corp. Berhad ( Food Products ) ...... 1,072
378,796
Malayan Banking Berhad ( Banks ) ...... 773
647,000 Malaysia Airports Holdings Berhad
( Transportation Infrastructure ) ..... 1,354
581,500 Maxis Berhad ( Wireless Telecommunication
Services ) (a) .................. 414
15,300
Petronas Gas Berhad ( Gas Utilities ) ..... 57
754,700 Press Metal Aluminium Holdings Berhad
( Metals & Mining ) (a) ........... 744
1,142,400
Public Bank Berhad ( Banks ) .......... 1,017
1,123,400
QL Resources Berhad ( Food Products ) ... 1,396
558,900 Sime Darby Berhad ( Industrial
Conglomerates ) ............... 307
879,000 Sime Darby Plantation Berhad ( Food
Products ) .................... 808
9,603
Shares Security Description
Value
(000)
Common Stocks (continued)
Mexico — 2 .31%
1,291,300 America Movil SAB de CV , Class - B
( Wireless Telecommunication
Services ) .................... $ 1,210
1,050,300 Cemex SAB de CV ( Construction
Materials ) (b) ................. 927
138,800
Coca-Cola Femsa SAB de CV ( Beverages ) 1,339
156,300 Fibra Uno Administracion SA de CV
( Diversified REITs ) (a) .......... 260
282,169 Fomento Economico Mexicano SAB de CV
( Beverages ) .................. 3,661
43,945 Grupo Aeroportuario del Sureste SAB
de CV , Class - B ( Transportation
Infrastructure ) ................ 1,386
142,198 Grupo Bimbo SAB de CV , Class - A ( Food
Products ) .................... 671
152,000 Grupo Financiero Banorte SAB de CV ,
Class - O ( Banks ) .............. 1,613
404,517 Grupo Mexico SAB de CV , Class - B
( Metals & Mining ) ............. 2,388
454,300 Kimberly-Clark de Mexico SAB de CV ,
Class - A ( Household Products ) .... 1,055
439,825 Orbia Advance Corp SAB de CV
( Chemicals ) .................. 919
56,466 Prologis Property Mexico SA de CV
( Industrial REITs ) (a) ........... 247
80,000 Wal-Mart de Mexico SAB de CV
( Consumer Staples Distribution &
Retail ) ...................... 322
15,998
Peru — 0 .27%
13,704 Cia de Minas Buenaventura SAA , ADR
( Metals & Mining ) ............. 218
9,691
Credicorp Ltd. ( Banks ) .............. 1,642
1,860
Philippines — 0 .82%
1,181,140 Aboitiz Equity Ventures, Inc. ( Industrial
Conglomerates ) (a) ............. 985
535,100 Ayala Land, Inc. ( Real Estate Management
& Development ) (a) ............ 307
1,663,713
Metropolitan Bank & Trust Co. ( Banks ) .. 1,928
17,765 PLDT, Inc. ( Wireless Telecommunication
Services ) .................... 433
117,693 SM Investments Corp. ( Industrial
Conglomerates ) ............... 2,035
5,688
Poland — 0 .76%
54,859
Bank Polska Kasa Opieki SA ( Banks ) (a) . 2,500
789 Budimex SA ( Construction &
Engineering ) (a) ............... 138
3,287
CD Projekt SA ( Entertainment ) ........ 96
1,239 Dino Polska SA ( Consumer Staples
Distribution & Retail ) (b) ........ 120

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments (continued) — March 31, 2024 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Poland (continued)
3,670 KGHM Polska Miedz SA ( Metals &
Mining ) ..................... $ 105
50
LPP SA ( Textiles, Apparel & Luxury Goods ) 192
31,120
ORLEN SA ( Oil, Gas & Consumable Fuels ) 507
69,554 Powszechna Kasa Oszczednosci Bank
Polski SA ( Banks ) ............. 1,034
48,013 Powszechny Zaklad Ubezpieczen SA
( Insurance ) (a) ................ 587
5,279
Qatar — 0 .75%
46,759 Industries Qatar QSC ( Industrial
Conglomerates ) ............... 154
962,524
Masraf Al Rayan QSC ( Banks ) ........ 628
370,757 Mesaieed Petrochemical Holding Co.
( Chemicals ) .................. 200
121,012 Qatar Fuel QSC ( Oil, Gas & Consumable
Fuels ) ...................... 491
55,762 Qatar International Islamic Bank QSC
( Banks ) ..................... 167
187,807
Qatar Islamic Bank SAQ ( Banks ) ...... 980
508,820
Qatar National Bank QPSC ( Banks ) ..... 1,985
459,841
The Commercial Bank PSQC ( Banks ) ... 623
5,228
Russia — 0 .00%
877,850 Gazprom PJSC ( Oil, Gas & Consumable
Fuels ) (b) (c) .................. —
280,855 Gazprom PJSC , ADR ( Oil, Gas &
Consumable Fuels ) (b) (c) ........ —
23,471 LUKOIL PJSC ( Oil, Gas & Consumable
Fuels ) (b) (c) .................. —
32,986 LUKOIL PJSC ( Oil, Gas & Consumable
Fuels ) (c) .................... —
102,050 Novatek PJSC ( Oil, Gas & Consumable
Fuels ) (c) .................... —
38,369 Polymetal International PLC ( Metals &
Mining ) (b) (c) ................ —
3,734
Polyus PJSC ( Metals & Mining ) (b) (c) ... —
357,956
Sberbank of Russia PJSC ( Banks ) (b) (c) .. —
113,164 Severstal PAO , GDR ( Metals &
Mining ) (b) (c) ................ —
125,880 Tatneft PJSC ( Oil, Gas & Consumable
Fuels ) (b) (c) .................. —
766,486
The Moscow Exchange ( Capital Markets ) (c) —
814,600,000
VTB Bank PJSC ( Banks ) (b) (c) ........ —
31,318 Yandex N.V. , Class - A ( Interactive Media &
Services ) (b) (c) ................ —
—
Saudi Arabia — 3 .45%
159,310
Al Rajhi Bank ( Banks ) .............. 3,529
4,497
Almarai Co. JSC ( Food Products ) ...... 69
77,181
Banque Saudi Fransi ( Banks ) ......... 802
Shares Security Description
Value
(000)
Common Stocks (continued)
Saudi Arabia (continued)
21,193 Bupa Arabia for Cooperative Insurance Co.
( Insurance ) .................. $ 1,491
285,772 Dar Al Arkan Real Estate Development
Co. ( Real Estate Management &
Development ) (b) .............. 1,053
3,020 Dr. Sulaiman Al Habib Medical Services
Group Co. ( Health Care Providers &
Services ) .................... 253
7,918
Elm Co. ( IT Services ) ............... 2,025
17,324 Mobile Telecommunications Co. Saudi
Arabia ( Wireless Telecommunication
Services ) .................... 58
172,781
Riyad Bank ( Banks ) ................ 1,373
49,704
SABIC Agri-Nutrients Co. ( Chemicals ) .. 1,625
46,591 Sahara International Petrochemical Co.
( Chemicals ) .................. 384
228,943 Saudi Arabian Mining Co. ( Metals &
Mining ) (b) .................. 3,083
78,176 Saudi Arabian Oil Co. ( Oil, Gas &
Consumable Fuels ) ............. 641
71,146
Saudi Awwal Bank ( Banks ) (a) ......... 787
62,760
Saudi Basic Industries Corp. ( Chemicals ) . 1,307
72,167 Saudi Industrial Investment Group
( Chemicals ) .................. 431
110,340 Saudi Kayan Petrochemical Co.
( Chemicals ) (b) ................ 265
6,543 Saudi Tadawul Group Holding Co. ( Capital
Markets ) .................... 476
121,265 Saudi Telecom Co. ( Diversified
Telecommunication Services ) (a) ... 1,280
221,316
The Saudi National Bank ( Banks ) ...... 2,408
37,378
The Savola Group ( Food Products ) ..... 563
23,903
South Africa — 2 .28%
43,142
Absa Group Ltd. ( Banks ) ............ 338
7,411 Anglo American Platinum Ltd. ( Metals &
Mining ) ..................... 301
30,260 Aspen Pharmacare Holdings Ltd.
( Pharmaceuticals ) ............. 351
61,875 Bid Corp. Ltd. ( Consumer Staples
Distribution & Retail ) ........... 1,509
6,145
Capitec Bank Holdings Ltd. ( Banks ) .... 680
229,901
Discovery Ltd. ( Insurance ) (a) ......... 1,465
583,993
FirstRand Ltd. ( Financial Services ) ^ .... 1,904
57,103
Gold Fields Ltd. ( Metals & Mining ) (a) ... 917
48,655 Impala Platinum Holdings Ltd. ( Metals &
Mining ) ..................... 201
221,637 MTN Group Ltd. ( Wireless
Telecommunication Services ) ..... 1,097
16,704
Naspers Ltd. , Class - N ( Broadline Retail ) 2,961
20,893
Nedbank Group Ltd. ( Banks ) (a) ....... 252
144,156
Old Mutual Ltd. ( Insurance ) .......... 89
15,002
Remgro Ltd. ( Financial Services ) ...... 97
34,236
Sanlam Ltd. ( Insurance ) (a) ........... 125
54,300
Sasol Ltd. ( Chemicals ) .............. 420

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments (continued) — March 31, 2024 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
South Africa (continued)
9,822 Shoprite Holdings Ltd. ( Consumer Staples
Distribution & Retail ) ........... $ 128
455,387
Sibanye Stillwater Ltd. ( Metals & Mining ) 522
198,044
Standard Bank Group Ltd. ( Banks ) ..... 1,938
31,869 The Bidvest Group Ltd. ( Industrial
Conglomerates ) ^ .............. 408
22,743 Woolworths Holdings Ltd. ( Broadline
Retail ) (a) .................... 71
15,774
South Korea — 10 .55%
2,121 Amorepacific Corp. ( Personal Care
Products ) .................... 191
12,808
Celltrion, Inc. ( Biotechnology ) (a) ...... 1,749
2,884
CJ CheilJedang Corp. ( Food Products ) ... 626
22,426
Coway Co. Ltd. ( Household Durables ) ... 938
10,846
DB Insurance Co. Ltd. ( Insurance ) (a) .... 776
56,450 Doosan Enerbility Co. Ltd. ( Electrical
Equipment ) (a) (b) .............. 735
3,858
Ecopro BM Co. Ltd. ( Electrical Equipment ) 795
1,553
Ecopro Co. Ltd. ( Chemicals ) .......... 759
1,990 GS Holdings Corp. ( Industrial
Conglomerates ) ............... 72
14,221
Hana Financial Group, Inc. ( Banks ) ..... 622
2,925 Hankook Tire & Technology Co. Ltd.
( Automobile Components ) ....... 118
25,998
Hanon Systems ( Automobile Components ) 115
1,907 Hanwha Aerospace Co. Ltd. ( Aerospace &
Defense ) .................... 294
6,585
Hanwha Solutions Corp. ( Chemicals ) .... 135
9,376 HD Korea Shipbuilding & Offshore
Engineering Co. Ltd. ( Machinery ) (b) 837
9,227 HLB, Inc. ( Health Care Equipment &
Supplies ) (b) .................. 752
16,423
HMM Co. Ltd. ( Marine Transportation ) .. 192
20,595 Hyundai Engineering & Construction Co.
Ltd. ( Construction & Engineering ) .. 509
8,869 Hyundai Mobis Co. Ltd. ( Automobile
Components ) ................. 1,723
5,485
Hyundai Motor Co. ( Automobiles ) ..... 966
6,687 Hyundai Motor Co. , Preference Shares
( Automobiles ) ................ 785
11,127 Hyundai Motor Co. , Series 2 , Preference
Shares ( Automobiles ) ........... 1,296
11,325
Industrial Bank of Korea ( Banks ) (b) .... 117
18,004 Kakao Corp. ( Interactive Media &
Services ) (b) .................. 728
16,639
KakaoBank Corp. ( Banks ) ........... 347
61,371 Kangwon Land, Inc. ( Hotels, Restaurants &
Leisure ) .................... 749
27,540
KB Financial Group, Inc. ( Banks ) ...... 1,438
25,407
Kia Corp. ( Automobiles ) ............ 2,114
77,662 Korea Electric Power Corp. ( Electric
Utilities ) (b) .................. 1,275
2,360
Krafton, Inc. ( Entertainment ) (b) ....... 438
Shares Security Description
Value
(000)
Common Stocks (continued)
South Korea (continued)
17,714
KT&G Corp. ( Tobacco ) (a) ........... $ 1,233
7,095
Kumho Petrochemical Co. Ltd. ( Chemicals ) 741
929
L&F Co. Ltd. ( Electrical Equipment ) .... 122
3,143
LG Chem Ltd. ( Chemicals ) ........... 1,027
1,665 LG Chem Ltd. , Preference Shares
( Chemicals ) .................. 371
2,303
LG Corp. ( Industrial Conglomerates ) (a) .. 150
34,897 LG Display Co. Ltd. ( Electronic Equipment,
Instruments & Components ) (b) .... 274
4,131
LG Electronics, Inc. ( Household Durables ) 297
2,766 LG Energy Solution Ltd. ( Electrical
Equipment ) (b) ................ 825
1,179
LG H&H Co. Ltd. ( Personal Care Products ) 339
2,237 LG Innotek Co. Ltd. ( Electronic Equipment,
Instruments & Components ) ...... 328
65,000 Mirae Asset Securities Co. Ltd. ( Capital
Markets ) .................... 393
11,210 NAVER Corp. ( Interactive Media &
Services ) .................... 1,558
3,222 POSCO Future M Co. Ltd. ( Electrical
Equipment ) .................. 724
6,030
POSCO Holdings, Inc. ( Metals & Mining ) 1,886
3,251 POSCO International Corp. ( Trading
Companies & Distributors ) ....... 128
2,116 Samsung Biologics Co. Ltd. ( Life Sciences
Tools & Services ) (b) ........... 1,309
2,052 Samsung C&T Corp. ( Industrial
Conglomerates ) ............... 244
5,357 Samsung Electro-Mechanics Co. Ltd.
( Electronic Equipment, Instruments &
Components ) ................. 597
368,770 Samsung Electronics Co. Ltd. ( Technology
Hardware, Storage & Peripherals ) .. 22,136
57,211 Samsung Electronics Co. Ltd. , Preference
Shares ( Technology Hardware, Storage
& Peripherals ) ................ 2,856
41,188 Samsung Engineering Co. Ltd.
( Construction & Engineering ) (a) (b) . 771
7,638 Samsung Fire & Marine Insurance Co. Ltd.
( Insurance ) .................. 1,753
4,007 Samsung SDI Co. Ltd. ( Electronic
Equipment, Instruments &
Components ) ................. 1,421
44,912
Shinhan Financial Group Co. Ltd. ( Banks ) 1,575
45,837 SK Hynix, Inc. ( Semiconductors &
Semiconductor Equipment ) ....... 6,068
433
SK IE Technology Co. Ltd. ( Chemicals ) (b) 24
6,875 SK Innovation Co. Ltd. ( Oil, Gas &
Consumable Fuels ) (b) .......... 605
18,697 SK Square Co. Ltd. ( Industrial
Conglomerates ) (b) ............. 1,092
10,357
Woori Financial Group, Inc. ( Banks ) .... 112
73,150
Taiwan — 14 .44%
9,000 Accton Technology Corp. ( Communications
Equipment ) .................. 129

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments (continued) — March 31, 2024 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Taiwan (continued)
46,904
Airtac International Group ( Machinery ) .. $ 1,627
5,000 Alchip Technologies Ltd. ( Semiconductors
& Semiconductor Equipment ) ..... 495
378,672 ASE Technology Holding Co. Ltd.
( Semiconductors & Semiconductor
Equipment ) .................. 1,834
532,971
Asia Cement Corp. ( Construction Materials ) 682
79,000 Asustek Computer, Inc. ( Technology
Hardware, Storage & Peripherals ) .. 1,046
110,000 Catcher Technology Co. Ltd. ( Technology
Hardware, Storage & Peripherals ) .. 748
1,021,000 Cheng Shin Rubber Industry Co. Ltd.
( Automobile Components ) ....... 1,586
4,428,000 China Development Financial Holding
Corp. ( Insurance ) (b) ............ 1,917
280,000 Chunghwa Telecom Co. Ltd. ( Diversified
Telecommunication Services ) ..... 1,098
690,000 Compal Electronics, Inc. ( Technology
Hardware, Storage & Peripherals ) .. 826
155,000 CTBC Financial Holding Co. Ltd.
( Banks ) (a) ................... 157
174,000 Delta Electronics, Inc. ( Electronic
Equipment, Instruments &
Components ) ................. 1,862
25,000 E Ink Holdings, Inc. ( Electronic Equipment,
Instruments & Components ) ...... 177
63,000 Eclat Textile Co. Ltd. ( Textiles, Apparel &
Luxury Goods ) ............... 1,077
10,000 eMemory Technology, Inc. ( Semiconductors
& Semiconductor Equipment ) ..... 750
94,000 Evergreen Marine Corp. Taiwan Ltd.
( Marine Transportation ) ......... 517
649,000 Far EasTone Telecommunications Co.
Ltd. ( Wireless Telecommunication
Services ) .................... 1,641
785,759 Fubon Financial Holding Co. Ltd.
( Insurance ) .................. 1,702
29,000 Gigabyte Technology Co. Ltd. ( Technology
Hardware, Storage & Peripherals ) .. 284
6,000 Global Unichip Corp. ( Semiconductors &
Semiconductor Equipment ) ....... 229
37,000 Globalwafers Co. Ltd. ( Semiconductors &
Semiconductor Equipment ) ....... 642
946,000 Hon Hai Precision Industry Co. Ltd.
( Electronic Equipment, Instruments &
Components ) ................. 4,596
937,127 Innolux Corp. ( Electronic Equipment,
Instruments & Components ) ...... 445
316,000 Inventec Corp. ( Technology Hardware,
Storage & Peripherals ) .......... 578
10,000 Largan Precision Co. Ltd. ( Electronic
Equipment, Instruments &
Components ) ................. 759
284,554 Lite-On Technology Corp. ( Technology
Hardware, Storage & Peripherals ) .. 943
104,962 MediaTek, Inc. ( Semiconductors &
Semiconductor Equipment ) ....... 3,804
2,305,918
Mega Financial Holding Co. Ltd. ( Banks ) 2,900
Shares Security Description
Value
(000)
Common Stocks (continued)
Taiwan (continued)
28,000 Nan Ya Printed Circuit Board Corp.
( Electronic Equipment, Instruments &
Components ) ................. $ 173
185,000 Nanya Technology Corp. ( Semiconductors
& Semiconductor Equipment ) (a) ... 391
58,000 Novatek Microelectronics Corp.
( Semiconductors & Semiconductor
Equipment ) .................. 1,068
569,000 Pegatron Corp. ( Technology Hardware,
Storage & Peripherals ) .......... 1,773
436,620 Pou Chen Corp. ( Textiles, Apparel &
Luxury Goods ) ............... 495
246,000 Quanta Computer, Inc. ( Technology
Hardware, Storage & Peripherals ) .. 2,153
776,908 Ruentex Development Co. Ltd. ( Real Estate
Management & Development ) ..... 851
657,900 Synnex Technology International Corp.
( Electronic Equipment, Instruments &
Components ) ................. 1,612
675,110 Taiwan Cement Corp. ( Construction
Materials ) ................... 669
276,000 Taiwan Mobile Co. Ltd. ( Wireless
Telecommunication Services ) ..... 880
1,934,000 Taiwan Semiconductor Manufacturing
Co. Ltd. ( Semiconductors &
Semiconductor Equipment ) ....... 46,478
470,369 The Shanghai Commercial & Savings Bank
Ltd. ( Banks ) ................. 709
116,000 Unimicron Technology Corp. ( Electronic
Equipment, Instruments &
Components ) ................. 689
500,000 United Microelectronics Corp.
( Semiconductors & Semiconductor
Equipment ) .................. 813
567,949 Winbond Electronics Corp. ( Semiconductors
& Semiconductor Equipment ) ..... 479
158,000 Wistron Corp. ( Technology Hardware,
Storage & Peripherals ) .......... 595
5,000 Wiwynn Corp. ( Technology Hardware,
Storage & Peripherals ) (a) ........ 342
389,400 WPG Holdings Ltd. ( Electronic Equipment,
Instruments & Components ) ...... 1,168
43,775 Yageo Corp. ( Electronic Equipment,
Instruments & Components ) ...... 813
241,000 Yang Ming Marine Transport Corp. ( Marine
Transportation ) ............... 332
2,753,986 Yuanta Financial Holding Co. Ltd.
( Financial Services ) ............ 2,591
100,125
Thailand — 1 .46%
264,700 Advanced Info Service PCL , Class - F
( Wireless Telecommunication
Services ) .................... 1,480
379,300 Airports of Thailand PCL ( Transportation
Infrastructure ) ................ 678
728,100 BTS Group Holdings PCL ( Ground
Transportation ) ............... 112

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments (continued) — March 31, 2024 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Thailand (continued)
171,633
Central Retail Corp. PCL ( Broadline Retail ) $ 169
455,000 Delta Electronics Thailand PCL - NVDR
( Electronic Equipment, Instruments &
Components ) ................. 901
688,700 Energy Absolute PCL ( Independent Power
and Renewable Electricity Producers ) 647
1,418,800 Gulf Energy Development PCL
( Independent Power and Renewable
Electricity Producers ) ........... 1,701
89,800 Indorama Ventures PCL - NVDR
( Chemicals ) .................. 59
1,724,700
Krung Thai Bank PCL , Class - F ( Banks ) . 794
682,900 Minor International PCL ( Hotels,
Restaurants & Leisure ) .......... 618
93,800
Muangthai Capital PCL ( Consumer Finance ) 120
272,575 PTT Exploration & Production PCL , Class -
F ( Oil, Gas & Consumable Fuels ) .. 1,113
429,142 PTT Global Chemical PCL , Class - F
( Chemicals ) .................. 447
361,600
SCB X PCL - NVDR ( Banks ) ......... 1,130
98,100 Thai Oil PCL ( Oil, Gas & Consumable
Fuels ) ...................... 158
10,127
Turkey — 0 .52%
159,726
Akbank TAS ( Banks ) ............... 231
644,739 Aselsan Elektronik Sanayi Ve Ticaret A/S
( Aerospace & Defense ) ......... 1,107
39,242 BIM Birlesik Magazalar A/S ( Consumer
Staples Distribution & Retail ) ..... 427
266,822 Eregli Demir ve Celik Fabrikalari TAS
( Metals & Mining ) (b) ........... 348
1 Kardemir Karabuk Demir Celik Sanayi ve
Ticaret A/S ( Metals & Mining ) .... —
131,853
Sasa Polyester Sanayi A/S ( Chemicals ) (b) 175
22,507 Turk Hava Yollari AO ( Passenger
Airlines ) (b) .................. 207
386,616 Turkcell Iletisim Hizmetleri A/S ( Wireless
Telecommunication Services ) ..... 819
53,957 Turkiye Petrol Rafinerileri A/S ( Oil, Gas &
Consumable Fuels ) ............. 295
3,609
United Arab Emirates — 0 .74%
443,740
Abu Dhabi Commercial Bank PJSC ( Banks ) 1,015
775,182
Dubai Islamic Bank PJSC ( Banks ) ...... 1,233
186,697 Emirates Telecommunications Group Co.
PJSC ( Diversified Telecommunication
Services ) .................... 931
517,479
First Abu Dhabi Bank PJSC ( Banks ) .... 1,889
154,208 Multiply Group PJSC ( Industrial
Conglomerates ) (b) ............. 94
5,162
Shares Security Description
Value
(000)
Common Stocks (continued)
United Kingdom — 0 .13%
40,072
Anglogold Ashanti PLC ( Metals & Mining ) $ 895
United States — 0 .20%
52,000
BeiGene Ltd. ( Biotechnology ) (b) ...... 632
4,494 Legend Biotech Corp. , ADR
( Biotechnology ) (b) ............. 252
5,000 Parade Technologies Ltd. ( Semiconductors
& Semiconductor Equipment ) ..... 144
3,561
Southern Copper Corp. ( Metals & Mining ) 379
1,407
Total Common Stocks .............. 587,300
Investment Companies — 13 .46%
International Equity Funds — 10 .31%
646,200
iShares Core MSCI Emerging Markets ETF 33,344
912,960
Vanguard FTSE Emerging Markets ETF . 38,134
71,478
Money Market Funds — 3 .15%
2,397,503 Federated Hermes Treasury Obligations
Fund, Institutional Shares , 5 .17% ^^ (d) 2,398
19,453,326 State Street Institutional Treasury Plus
Money Market Fund, Trust Class ,
5 .20% (d) .................... 19,453
21,851
Total Investment Companies ......... 93,329
Purchased Options on Futures — 0.01%
Total Purchased Options on Futures ... 37
Total Investments (cost $ 597,641 ) —
98 .17% ..................... 680,666
Other assets in excess of liabilities —
1 .83% ...................... 12,702
Net Assets - 100.00% $ 693,368
Amounts designated as "—" are $0 or have been rounded to $0.
^ All or part of this security was on loan as of March 31, 2024.
^^ Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2024.
(a) Represents a security purchased under Rule 144A or Section 4(2)
and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(b) Represents non-income producing security.

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments (continued) — March 31, 2024 (Unaudited)
The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of March 31, 2024 .
Amounts designated as "—" indicate the Specialist Manager did not manage any holdings in that category.
(c) Security was valued using significant unobservable inputs as of March
31, 2024.
(d) Annualized 7-day yield as of period-end.
ADR—American Depositary Receipt
ETF—Exchange-Traded Fund
GDR—Global Depositary Receipt
NVDR—Non-Voting Depository Receipt
REIT—Real Estate Investment Trust
The Emerging Markets Portfolio
Mellon
Investments
Corporation
Monashee
Investment
Management,
LLC
Parametric
Portfolio
Associates,
LLC Total
Common Stocks ............................................................................................................................... 84.70% — — 84.70%
Investment Companies ..................................................................................................................... 0.65% 10.35% 2.46% 13.46%
Purchased Options on Futures ......................................................................................................... — 0.01% — 0.01%
Other Assets (Liabilities) ................................................................................................................. -0.49% 2.40% -0.08% 1.83%
Total Net Assets .......................................................................................................................... 84.86% 12.76% 2.38% 100.00%
The following table reflects the open derivative positions held by the Portfolio as of March 31, 2024 .
Futures Contracts Purchased *
Description
Number of
Contracts Expiration Date
Notional Amount
(000)
Value and
Unrealized
Appreciation/
(Depreciation)
(000)
MSCI Emerging Markets Index Future .............. 732 6/21/24 $ 38,393 $ (22)
$ 38,393 $ (22)
The following table reflects the open derivative positions held by the Portfolio as of March 31, 2024 .
Futures Contracts Sold *
Description
Number of
Contracts Expiration Date
Notional Amount
(000)
Value and
Unrealized
Appreciation/
(Depreciation)
(000)
E-Mini S&P 500 Future ......................... 28 6/21/24 $ 7,431 $ (116)
$ 7,431 $ (116)
Total Unrealized Appreciation ..................... $ —
Total Unrealized Depreciation ..................... (138)
Total Net Unrealized Appreciation/(Depreciation) ....... $ (138)
* Cash has been pledged as collateral for futures contracts held by the Portfolio.

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments (continued) — March 31, 2024 (Unaudited)
Options on Futures Contracts
Exchange-traded options on futures contacts written as of March 31, 2024 were as follows:
Description Put/Call
Number of
Contracts
Notional
Amount
(000)
Exercise
Price
Expiration
Date
Value
(000)
E-Mini S&P 500 Future Option ............. Put 16 $ 3,480 $ 4,350.00 4/19/24 $ (1)
E-Mini S&P 500 Future Option ............. Put 16 3,620 4,525.00 4/19/24 (1)
E-Mini S&P 500 Future Option ............. Put 15 3,375 4,500.00 4/19/24 (1)
E-Mini S&P 500 Future Option ............. Put 13 2,893 4,450.00 4/19/24 (1)
E-Mini S&P 500 Future Option ............. Put 19 4,204 4,425.00 4/19/24 (1)
E-Mini S&P 500 Future Option ............. Put 16 3,520 4,400.00 4/19/24 (1)
E-Mini S&P 500 Future Option ............. Put 13 2,811 4,325.00 4/19/24 (1)
E-Mini S&P 500 Future Option ............. Put 4 1,040 5,200.00 4/19/24 (4)
E-Mini S&P 500 Future Option ............. Put 3 765 5,100.00 4/26/24 (5)
E-Mini S&P 500 Future Option ............. Put 11 2,516 4,575.00 4/30/24 (1)
E-Mini S&P 500 Future Option ............. Put 22 5,060 4,600.00 4/30/24 (3)
E-Mini S&P 500 Future Option ............. Put 4 1,040 5,200.00 4/30/24 (6)
E-Mini S&P 500 Future Option ............. Put 16 3,856 4,820.00 4/30/24 (4)
E-Mini S&P 500 Future Option ............. Put 15 3,563 4,750.00 4/30/24 (3)
E-Mini S&P 500 Future Option ............. Put 15 3,544 4,725.00 4/30/24 (3)
E-Mini S&P 500 Future Option ............. Put 15 3,720 4,960.00 4/30/24 (6)
E-Mini S&P 500 Future Option ............. Put 9 2,036 4,525.00 4/30/24 (1)
E-Mini S&P 500 Future Option ............. Put 2 465 4,650.00 4/30/24 —
E-Mini S&P 500 Future Option ............. Put 18 4,163 4,625.00 4/30/24 (3)
E-Mini S&P 500 Future Option ............. Put 8 1,820 4,550.00 4/30/24 (1)
E-Mini S&P 500 Future Option ............. Put 3 747 4,980.00 5/10/24 (5)
E-Mini S&P 500 Future Option ............. Put 8 1,940 4,850.00 5/17/24 (5)
E-Mini S&P 500 Future Option ............. Put 20 4,825 4,825.00 5/17/24 (11)
E-Mini S&P 500 Future Option ............. Put 8 1,850 4,625.00 5/17/24 (2)
E-Mini S&P 500 Future Option ............. Put 2 478 4,775.00 5/17/24 (2)
E-Mini S&P 500 Future Option ............. Put 1 241 4,815.00 5/17/24 (1)
E-Mini S&P 500 Future Option ............. Put 8 1,980 4,950.00 5/17/24 (14)
E-Mini S&P 500 Future Option ............. Put 8 1,980 4,950.00 5/17/24 (7)
E-Mini S&P 500 Future Option ............. Put 31 7,246 4,675.00 5/17/24 (11)
E-Mini S&P 500 Future Option ............. Put 13 3,023 4,650.00 5/17/24 (4)
E-Mini S&P 500 Future Option ............. Put 8 1,800 4,500.00 5/17/24 (2)
E-Mini S&P 500 Future Option ............. Put 4 985 4,925.00 5/17/24 (6)
E-Mini S&P 500 Future Option ............. Put 9 2,003 4,450.00 5/17/24 (2)
E-Mini S&P 500 Future Option ............. Put 11 2,434 4,425.00 5/17/24 (2)
E-Mini S&P 500 Future Option ............. Put 8 1,740 4,350.00 5/17/24 (1)
E-Mini S&P 500 Future Option ............. Put 17 4,080 4,800.00 5/17/24 (8)
E-Mini S&P 500 Future Option ............. Put 11 2,626 4,775.00 5/17/24 (5)
E-Mini S&P 500 Future Option ............. Put 29 6,888 4,750.00 5/17/24 (12)
E-Mini S&P 500 Future Option ............. Put 28 6,615 4,725.00 5/17/24 (11)
E-Mini S&P 500 Future Option ............. Put 26 6,110 4,700.00 5/17/24 (9)
E-Mini S&P 500 Future Option ............. Put 6 1,455 4,850.00 5/31/24 (5)
E-Mini S&P 500 Future Option ............. Put 8 1,830 4,575.00 5/31/24 (3)
E-Mini S&P 500 Future Option ............. Put 2 485 4,850.00 5/31/24 (3)
E-Mini S&P 500 Future Option ............. Put 32 7,440 4,650.00 5/31/24 (15)
E-Mini S&P 500 Future Option ............. Put 25 5,875 4,700.00 5/31/24 (14)
E-Mini S&P 500 Future Option ............. Put 27 6,379 4,725.00 5/31/24 (16)
E-Mini S&P 500 Future Option ............. Put 4 985 4,925.00 5/31/24 (4)

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments (concluded) — March 31, 2024 (Unaudited)
Options on Futures Contracts (continued)
Description Put/Call
Number of
Contracts
Notional
Amount
(000)
Exercise
Price
Expiration
Date
Value
(000)
E-Mini S&P 500 Future Option ............. Put 6 $ 1,433 $ 4,775.00 5/31/24 $ (8)
E-Mini S&P 500 Future Option ............. Put 3 713 4,750.00 5/31/24 (4)
E-Mini S&P 500 Future Option ............. Put 4 970 4,850.00 5/31/24 (7)
E-Mini S&P 500 Future Option ............. Put 4 985 4,925.00 5/31/24 (8)
E-Mini S&P 500 Future Option ............. Put 3 735 4,900.00 5/31/24 (6)
E-Mini S&P 500 Future Option ............. Put 5 1,218 4,870.00 5/31/24 (9)
E-Mini S&P 500 Future Option ............. Put 8 1,840 4,600.00 5/31/24 (3)
E-Mini S&P 500 Future Option ............. Put 1 240 4,800.00 5/31/24 (2)
E-Mini S&P 500 Future Option ............. Put 4 968 4,840.00 5/31/24 (7)
E-Mini S&P 500 Future Option ............. Put 4 964 4,820.00 5/31/24 (6)
E-Mini S&P 500 Future Option ............. Put 4 972 4,860.00 5/31/24 (7)
E-Mini S&P 500 Future Option ............. Put 6 1,470 4,900.00 5/31/24 (6)
E-Mini S&P 500 Future Option ............. Put 5 1,188 4,750.00 6/21/24 (5)
E-Mini S&P 500 Future Option ............. Put 6 1,428 4,760.00 6/21/24 (12)
E-Mini S&P 500 Future Option ............. Put 3 705 4,700.00 6/21/24 (5)
E-Mini S&P 500 Future Option ............. Put 10 2,413 4,825.00 6/21/24 (12)
E-Mini S&P 500 Future Option ............. Put 7 1,680 4,800.00 6/21/24 (15)
$ (349)
Exchanged-traded options on futures contacts purchased as of March 31, 2024 were as follows:
Description Put/Call
Number of
Contracts
Notional
Amount
(000)
Exercise
Price
Expiration
Date
Value
(000)
E-Mini S&P 500 Future Option ............. Put 6 $ 1,395 $ 4,650.00 4/19/24 $ 1
E-Mini S&P 500 Future Option ............. Put 8 2,020 5,050.00 4/19/24 6
E-Mini S&P 500 Future Option ............. Put 8 1,940 4,850.00 4/19/24 3
E-Mini S&P 500 Future Option ............. Put 8 2,040 5,100.00 4/19/24 4
E-Mini S&P 500 Future Option ............. Put 15 3,544 4,725.00 4/19/24 2
E-Mini S&P 500 Future Option ............. Put 14 3,290 4,700.00 4/19/24 2
E-Mini S&P 500 Future Option ............. Put 7 1,680 4,800.00 4/30/24 3
E-Mini S&P 500 Future Option ............. Put 4 962 4,810.00 4/30/24 2
E-Mini S&P 500 Future Option ............. Put 4 964 4,820.00 4/30/24 2
E-Mini S&P 500 Future Option ............. Put 5 1,225 4,900.00 4/30/24 3
E-Mini S&P 500 Future Option ............. Put 4 958 4,790.00 4/30/24 2
E-Mini S&P 500 Future Option ............. Put 8 2,040 5,100.00 4/30/24 7
$ 37

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments — March 31, 2024 (Unaudited)
124
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Asset Backed Securities — 0.22%
$ 15 Capital One Multi-Asset Execution Trust, Series 2021-A2, Class - A2 ......... 1.39 7/15/30 $ 13
10 Carvana Auto Receivables Trust, Series 2022-P2, Class - A4, Callable 12/10/27 @
100.00 ................................................... 4.68 2/10/28 10
10 CNH Equipment Trust, Series 2022-C, Class - A3, Callable 5/15/27 @ 100.00 ... 5.15 4/17/28 10
10 Discover Card Execution Note Trust, Series 2023-A1, Class - A .............. 4.31 3/15/28 10
10 GM Financial Consumer Automobile Receivables Trust, Series 2023-1, Class - A3,
Callable 1/16/27 @ 100.00 .................................... 4.66 2/16/28 10
10 Honda Auto Receivables Owner Trust, Series 2023-3, Class - A4, Callable 12/18/26
@ 100.00 ................................................ 5.30 12/18/29 10
10 Hyundai Auto Receivables Trust, Series 2022-C, Class - A4, Callable 2/15/27 @
100.00 ................................................... 5.52 10/16/28 10
25 Santander Drive Auto Receivables Trust, Series 2023-4, Class - A3, Callable 2/15/27
@ 100.00 ................................................ 5.73 4/17/28 25
40 Synchrony Card Funding LLC, Series 2022-A1, Class - A, Callable 4/15/25 @
100.00 ................................................... 3.37 4/15/28 39
10 Toyota Auto Receivables Owner Trust, Series 2023-A, Class - A3, Callable 4/15/27
@ 100.00 ................................................ 4.63 9/15/27 10
15 Toyota Auto Receivables Owner Trust, Series 2024-A, Class - A4, Callable 11/15/27
@ 100.00 ................................................ 4.77 4/16/29 15
10 World Omni Auto Receivables Trust, Series 2021-C, Class - A4, Callable 8/15/25 @
100.00 ................................................... 0.64 9/15/27 9
5 World Omni Auto Receivables Trust, Series 2023-B, Class - A3, Callable 12/15/26
@ 100.00 ................................................ 4.66 5/15/28 5
Total Asset Backed Securities ..................................... 176
Collateralized Mortgage Obligations — 0.72%
20 Bank, Series 2019-BN21, Class - A5, Callable 10/15/29 @ 100.00 ............ 2.85 10/17/52 18
19 Bank, Series 2017-BNK9, Class - ASB, Callable 12/15/29 @ 100.00 .......... 3.47 11/15/54 18
25 Bank, Series 2022-BNK41, Class - A4 ................................ 3.79(a) 4/15/65 23
20 BBCMS Mortgage Trust, Series 2020-C7, Class - AS, Callable 4/15/30 @ 100.00 . 2.44 4/15/53 16
10 BBCMS Mortgage Trust, Series 2023-C21, Class - A5, Callable 9/15/33 @ 100.00 6.00(a) 9/15/56 11
15 Benchmark Mortgage Trust, Series 2021-B25, Class - ASB, Callable 4/15/31 @
100.00 ................................................... 2.27 4/15/54 13
10 Benchmark Mortgage Trust, Series 2020-IG1, Class - AS, Callable 1/15/30 @ 100.00 2.91(a) 9/15/43 8
10 Benchmark Mortgage Trust, Series 2019-B9, Class - A5, Callable 2/15/29 @ 100.00 4.02 3/15/52 9
15 Citigroup Commercial Mortgage Trust, Series 2020-GC46, Class - AS, Callable
2/15/30 @ 100.00 .......................................... 2.92 2/15/53 13
10 Citigroup Commercial Mortgage Trust, Series 2019-C7, Class - A4, Callable
12/15/29 @ 100.00 .......................................... 3.10 12/15/72 9
10 COMM Mortgage Trust, Series 2019-GC44, Class - ASB, Callable 11/15/29 @
100.00 ................................................... 2.87 8/15/57 9
10 Fannie Mae-ACES, Series 2020-M52, Class - A2 ........................ 1.32(a) 10/25/30 8
19 Fannie Mae-ACES, Series 2020-M14, Class - A2 ........................ 1.78 5/25/30 16
17 Fannie Mae-ACES, Series 2018-M1, Class - A2 ......................... 2.99(a) 12/25/27 16
16 Fannie Mae-ACES, Series 2017-M12, Class - A2 ........................ 3.06(a) 6/25/27 15
19 Fannie Mae-ACES, Series 2019-M5, Class - A2 ......................... 3.27 2/25/29 18
25 Fannie Mae-ACES, Series 2018-M10, Class - A2 ........................ 3.36(a) 7/25/28 24
20 Freddie Mac Multifamily Structured Pass Through Certificates, Series K112, Class -
A2 ..................................................... 1.31 5/25/30 16
20 Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1516, Class
- A2 .................................................... 1.72 5/25/35 15
25 Freddie Mac Multifamily Structured Pass Through Certificates, Series K126, Class -
A2 ..................................................... 2.07 1/25/31 21
15 Freddie Mac Multifamily Structured Pass Through Certificates, Series K749, Class -
A2 ..................................................... 2.12(a) 3/25/29 13
10 Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1521, Class
- A2 .................................................... 2.18 8/25/36 7

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — March 31, 2024 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Collateralized Mortgage Obligations (continued)
$ 25 Freddie Mac Multifamily Structured Pass Through Certificates, Series K052, Class -
A2 ..................................................... 3.15 11/25/25 $ 24
50 Freddie Mac Multifamily Structured Pass Through Certificates, Series K091, Class -
A2 ..................................................... 3.51 3/25/29 48
20 Freddie Mac Multifamily Structured Pass Through Certificates, Series K-152, Class -
A2 ..................................................... 3.78 11/25/32 19
25 Freddie Mac Multifamily Structured Pass Through Certificates, Series K751, Class -
A2 ..................................................... 4.41 3/25/30 26
25 GS Mortgage Securities Trust, Series 2018-GS9, Class - A4, Callable 3/10/28 @
100.00 ................................................... 3.99(a) 3/10/51 23
25 JPMDB Commercial Mortgage Securities Trust, Series 2016-C4, Class - A3,
Callable 4/15/27 @ 100.00 .................................... 3.14 12/15/49 23
25 Morgan Stanley Bank of America Merrill Lynch Trust, Series 2017-C33, Class - A5,
Callable 5/15/27 @ 100.00 .................................... 3.60 5/15/50 24
25 SG Commercial Mortgage Securities Trust, Series 2016-C5, Class - A4, Callable
7/10/26 @ 100.00 .......................................... 3.06 10/10/48 23
20 Wells Fargo Commercial Mortgage Trust, Series 2022- C62, Class - A4, Callable
4/15/32 @ 100.00 .......................................... 4.00(a) 4/15/55 19
25 Wells Fargo Commercial Mortgage Trust, Series 2018-C47, Class - A4, Callable
10/15/28 @ 100.00 .......................................... 4.44 9/15/61 24
Total Collateralized Mortgage Obligations ........................... 569
U.S. Government Agency Mortgages — 11.85%
40 Fannie Mae, Pool #FM6579 ....................................... 1.50 3/1/51 31
19 Fannie Mae, Pool #CA7696 ....................................... 1.50 11/1/50 15
42 Fannie Mae, Pool #MA4343 ....................................... 1.50 5/1/51 32
19 Fannie Mae, Pool #CA7695 ....................................... 1.50 11/1/50 15
20 Fannie Mae, Pool #MA4236 ....................................... 1.50 1/1/51 15
20 Fannie Mae, Pool #MA4342 ....................................... 1.50 5/1/41 16
21 Fannie Mae, Pool #MA4445 ....................................... 1.50 10/1/41 17
39 Fannie Mae, Pool #MA4441 ....................................... 1.50 10/1/36 34
21 Fannie Mae, Pool #MA4280 ....................................... 1.50 3/1/51 15
20 Fannie Mae, Pool #FS1327 ........................................ 1.50 6/1/36 17
15 Fannie Mae, Pool #MA4205 ....................................... 1.50 12/1/35 13
15 Fannie Mae, Pool #BQ5781 ....................................... 1.50 11/1/35 13
19 Fannie Mae, Pool #MA4122 ....................................... 1.50 9/1/35 17
37 Fannie Mae, Pool #MA4237 ....................................... 2.00 1/1/51 30
18 Fannie Mae, Pool #MA4182 ....................................... 2.00 11/1/50 14
39 Fannie Mae, Pool #CA8850 ....................................... 2.00 2/1/51 31
19 Fannie Mae, Pool #CA8687 ....................................... 2.00 1/1/51 15
41 Fannie Mae, Pool #FM6448 ....................................... 2.00 3/1/51 32
19 Fannie Mae, Pool #CA8893 ....................................... 2.00 2/1/51 15
38 Fannie Mae, Pool #BQ8341 ....................................... 2.00 12/1/50 30
41 Fannie Mae, Pool #BR4435 ....................................... 2.00 4/1/51 32
21 Fannie Mae, Pool #BR0948 ....................................... 2.00 4/1/51 16
19 Fannie Mae, Pool #FM5308 ....................................... 2.00 12/1/50 15
38 Fannie Mae, Pool #MA4255 ....................................... 2.00 2/1/51 30
40 Fannie Mae, Pool #MA4305 ....................................... 2.00 4/1/51 32
34 Fannie Mae, Pool #MA4303 ....................................... 2.00 4/1/36 30
36 Fannie Mae, Pool #BP9370 ........................................ 2.00 7/1/50 28
33 Fannie Mae, Pool #CA9183 ....................................... 2.00 2/1/36 29
41 Fannie Mae, Pool #MA4325 ....................................... 2.00 5/1/51 32
19 Fannie Mae, Pool #CA8118 ....................................... 2.00 12/1/50 15
38 Fannie Mae, Pool #BQ3004 ....................................... 2.00 10/1/50 30
21 Fannie Mae, Pool #MA4602 ....................................... 2.00 5/1/37 18
35 Fannie Mae, Pool #BQ7777 ....................................... 2.00 3/1/36 32
21 Fannie Mae, Pool #MA4474 ....................................... 2.00 11/1/41 17
18 Fannie Mae, Pool #MA4403 ....................................... 2.00 8/1/36 16

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — March 31, 2024 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 22 Fannie Mae, Pool #BT0240 ........................................ 2.00 9/1/51 $ 17
20 Fannie Mae, Pool #CB0684 ....................................... 2.00 6/1/51 16
21 Fannie Mae, Pool #CB0497 ....................................... 2.00 5/1/51 16
42 Fannie Mae, Pool #CB0325 ....................................... 2.00 4/1/51 33
18 Fannie Mae, Pool #MA4360 ....................................... 2.00 6/1/36 16
20 Fannie Mae, Pool #BQ9685 ....................................... 2.00 1/1/51 16
22 Fannie Mae, Pool #FM4969 ....................................... 2.00 12/1/50 18
20 Fannie Mae, Pool #MA4119 ....................................... 2.00 9/1/50 16
20 Fannie Mae, Pool #BR4094 ....................................... 2.00 1/1/51 16
22 Fannie Mae, Pool #MA4437 ....................................... 2.00 10/1/51 17
22 Fannie Mae, Pool #BU7103 ....................................... 2.00 12/1/51 17
18 Fannie Mae, Pool #CA7225 ....................................... 2.00 10/1/50 14
13 Fannie Mae, Pool #FM4039 ....................................... 2.00 10/1/35 12
22 Fannie Mae, Pool #FS1621 ........................................ 2.00 7/1/51 17
24 Fannie Mae, Pool #FM3755 ....................................... 2.00 9/1/35 22
18 Fannie Mae, Pool #MA4208 ....................................... 2.00 12/1/50 15
38 Fannie Mae, Pool #CA8110 ....................................... 2.00 12/1/50 31
21 Fannie Mae, Pool #FS0317 ........................................ 2.00 2/1/42 18
37 Fannie Mae, Pool #FM4788 ....................................... 2.00 11/1/50 30
44 Fannie Mae, Pool #MA4511 ....................................... 2.00 1/1/52 35
16 Fannie Mae, Pool #MA4176 ....................................... 2.00 11/1/40 14
18 Fannie Mae, Pool #CA7224 ....................................... 2.00 10/1/50 14
29 Fannie Mae, Pool #MA4128 ....................................... 2.00 9/1/40 25
21 Fannie Mae, Pool #FM6559 ....................................... 2.00 3/1/51 16
6 Fannie Mae, Pool #AS2673 ........................................ 2.00 5/1/29 5
39 Fannie Mae, Pool #MA4281 ....................................... 2.00 3/1/51 31
43 Fannie Mae, Pool #FM7411 ....................................... 2.00 5/1/51 34
19 Fannie Mae, Pool #CA7833 ....................................... 2.00 11/1/50 15
21 Fannie Mae, Pool #FM9579 ....................................... 2.00 7/1/51 17
13 Fannie Mae, Pool #MA2854 ....................................... 2.50 12/1/46 11
9 Fannie Mae, Pool #BD8046 ....................................... 2.50 9/1/31 9
12 Fannie Mae, Pool #BK2588 ....................................... 2.50 5/1/50 10
15 Fannie Mae, Pool #MA4183 ....................................... 2.50 11/1/50 12
6 Fannie Mae, Pool #MA3827 ....................................... 2.50 11/1/34 5
17 Fannie Mae, Pool #BQ5110 ....................................... 2.50 11/1/50 14
14 Fannie Mae, Pool #BP5878 ........................................ 2.50 6/1/50 12
6 Fannie Mae, Pool #MA3765 ....................................... 2.50 9/1/49 5
6 Fannie Mae, Pool #MA3930 ....................................... 2.50 2/1/35 6
14 Fannie Mae, Pool #BQ0329 ....................................... 2.50 7/1/50 11
10 Fannie Mae, Pool #AU6677 ....................................... 2.50 9/1/28 9
28 Fannie Mae, Pool #FM4638 ....................................... 2.50 10/1/50 23
14 Fannie Mae, Pool #MA4159 ....................................... 2.50 10/1/50 12
6 Fannie Mae, Pool #MA3965 ....................................... 2.50 3/1/40 6
12 Fannie Mae, Pool #MA4096 ....................................... 2.50 8/1/50 10
5 Fannie Mae, Pool #MA3154 ....................................... 2.50 10/1/32 5
9 Fannie Mae, Pool #AS8893 ........................................ 2.50 2/1/32 8
12 Fannie Mae, Pool #AP4742 ........................................ 2.50 8/1/27 11
15 Fannie Mae, Pool #FM4231 ....................................... 2.50 9/1/50 13
4 Fannie Mae, Pool #MA2789 ....................................... 2.50 10/1/36 4
7 Fannie Mae, Pool #MA3990 ....................................... 2.50 4/1/50 6
10 Fannie Mae, Pool #MA4075 ....................................... 2.50 7/1/35 9
12 Fannie Mae, Pool #MA4078 ....................................... 2.50 7/1/50 10
13 Fannie Mae, Pool #AB7391 ....................................... 2.50 12/1/42 11
8 Fannie Mae, Pool #MA3902 ....................................... 2.50 1/1/50 6
22 Fannie Mae, Pool #CA6074 ....................................... 2.50 6/1/50 19
21 Fannie Mae, Pool #FM9543 ....................................... 2.50 12/1/51 17
20 Fannie Mae, Pool #FM2881 ....................................... 2.50 4/1/50 17
40 Fannie Mae, Pool #BR7857 ....................................... 2.50 5/1/51 33
21 Fannie Mae, Pool #FM8997 ....................................... 2.50 10/1/51 17

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — March 31, 2024 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 20 Fannie Mae, Pool #MA4423 ....................................... 2.50 9/1/41 $ 17
23 Fannie Mae, Pool #FS0235 ........................................ 2.50 1/1/52 19
17 Fannie Mae, Pool #CA8131 ....................................... 2.50 12/1/50 14
6 Fannie Mae, Pool #MA1277 ....................................... 2.50 12/1/27 6
22 Fannie Mae, Pool #FS0547 ........................................ 2.50 2/1/52 18
22 Fannie Mae, Pool #FS1340 ........................................ 2.50 3/1/52 18
12 Fannie Mae, Pool #BC9041 ....................................... 2.50 11/1/31 11
20 Fannie Mae, Pool #BO4657 ....................................... 2.50 11/1/49 16
16 Fannie Mae, Pool #MA4256 ....................................... 2.50 2/1/51 13
21 Fannie Mae, Pool #CB2868 ....................................... 2.50 2/1/52 18
20 Fannie Mae, Pool #MA4399 ....................................... 2.50 8/1/51 16
22 Fannie Mae, Pool #BU1451 ....................................... 2.50 1/1/52 18
20 Fannie Mae, Pool #MA4414 ....................................... 2.50 9/1/51 17
21 Fannie Mae, Pool #FM8745 ....................................... 2.50 9/1/51 18
20 Fannie Mae, Pool #CB1131 ........................................ 2.50 7/1/51 17
20 Fannie Mae, Pool #FM9033 ....................................... 2.50 10/1/51 16
22 Fannie Mae, Pool #CB1828 ....................................... 2.50 10/1/51 18
20 Fannie Mae, Pool #BU5917 ....................................... 2.50 12/1/51 17
4 Fannie Mae, Pool #FM1299 ....................................... 3.00 7/1/49 4
7 Fannie Mae, Pool #MA1307 ....................................... 3.00 1/1/33 6
22 Fannie Mae, Pool #AS0302 ........................................ 3.00 8/1/43 20
9 Fannie Mae, Pool #AU3353 ....................................... 3.00 8/1/43 8
15 Fannie Mae, Pool #MA2246 ....................................... 3.00 4/1/30 14
6 Fannie Mae, Pool #MA2897 ....................................... 3.00 2/1/37 5
4 Fannie Mae, Pool #MA2523 ....................................... 3.00 2/1/36 4
5 Fannie Mae, Pool #AS8074 ........................................ 3.00 10/1/46 5
13 Fannie Mae, Pool #MA3991 ....................................... 3.00 4/1/50 11
8 Fannie Mae, Pool #FM4317 ....................................... 3.00 9/1/50 7
21 Fannie Mae, Pool #CB3172 ....................................... 3.00 3/1/52 18
5 Fannie Mae, Pool #MA3127 ....................................... 3.00 9/1/37 4
6 Fannie Mae, Pool #MA3905 ....................................... 3.00 1/1/50 5
21 Fannie Mae, Pool #CB2759 ....................................... 3.00 2/1/52 18
26 Fannie Mae, Pool #AB7099 ....................................... 3.00 11/1/42 23
5 Fannie Mae, Pool #MA3871 ....................................... 3.00 12/1/49 5
7 Fannie Mae, Pool #CA5519 ....................................... 3.00 4/1/50 6
8 Fannie Mae, Pool #MA3897 ....................................... 3.00 1/1/35 7
22 Fannie Mae, Pool #BU1241 ....................................... 3.00 3/1/52 19
9 Fannie Mae, Pool #FM3395 ....................................... 3.00 6/1/50 8
6 Fannie Mae, Pool #MA2863 ....................................... 3.00 1/1/47 5
9 Fannie Mae, Pool #MA3802 ....................................... 3.00 10/1/49 8
7 Fannie Mae, Pool #MA3738 ....................................... 3.00 8/1/34 7
8 Fannie Mae, Pool #BO6219 ....................................... 3.00 12/1/49 7
4 Fannie Mae, Pool #MA3774 ....................................... 3.00 9/1/49 4
17 Fannie Mae, Pool #AQ7920 ....................................... 3.00 12/1/42 16
9 Fannie Mae, Pool #AL9263 ....................................... 3.00 10/1/46 8
8 Fannie Mae, Pool #CA5668 ....................................... 3.00 5/1/50 7
4 Fannie Mae, Pool #MA3744 ....................................... 3.00 8/1/49 3
9 Fannie Mae, Pool #MA4079 ....................................... 3.00 7/1/50 8
13 Fannie Mae, Pool #MA3937 ....................................... 3.00 2/1/50 12
7 Fannie Mae, Pool #CA5423 ....................................... 3.00 3/1/50 6
7 Fannie Mae, Pool #AL9996 ....................................... 3.00 4/1/32 6
4 Fannie Mae, Pool #FM1585 ....................................... 3.00 9/1/49 3
13 Fannie Mae, Pool #BC4764 ....................................... 3.00 10/1/46 11
4 Fannie Mae, Pool #MA3339 ....................................... 3.00 4/1/33 4
6 Fannie Mae, Pool #FM1370 ....................................... 3.00 4/1/46 5
3 Fannie Mae, Pool #AB2047 ....................................... 3.00 1/1/26 3
22 Fannie Mae, Pool #BU8883 ....................................... 3.00 3/1/52 19
5 Fannie Mae, Pool #MA3377 ....................................... 3.00 5/1/48 5
9 Fannie Mae, Pool #BO7242 ....................................... 3.00 1/1/50 8

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — March 31, 2024 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 22 Fannie Mae, Pool #FS2122 ........................................ 3.00 3/1/52 $ 19
7 Fannie Mae, Pool #AZ2936 ....................................... 3.00 9/1/45 6
6 Fannie Mae, Pool #BO8947 ....................................... 3.00 1/1/50 5
9 Fannie Mae, Pool #BO9169 ....................................... 3.00 12/1/49 8
19 Fannie Mae, Pool #AB8897 ....................................... 3.00 4/1/43 17
27 Fannie Mae, Pool #AO0752 ....................................... 3.00 4/1/42 24
5 Fannie Mae, Pool #BN7703 ....................................... 3.00 8/1/49 4
6 Fannie Mae, Pool #BO2201 ....................................... 3.00 9/1/49 5
9 Fannie Mae, Pool #BP1932 ........................................ 3.00 4/1/50 8
25 Fannie Mae, Pool #AS8483 ........................................ 3.00 12/1/46 22
5 Fannie Mae, Pool #MA3831 ....................................... 3.00 11/1/39 4
6 Fannie Mae, Pool #BO3192 ....................................... 3.00 10/1/49 5
23 Fannie Mae, Pool #CB3364 ....................................... 3.00 4/1/52 19
12 Fannie Mae, Pool #MA3834 ....................................... 3.00 11/1/49 10
5 Fannie Mae, Pool #MA3237 ....................................... 3.00 1/1/48 4
5 Fannie Mae, Pool #MA3890 ....................................... 3.00 1/1/40 5
12 Fannie Mae, Pool #BC9003 ....................................... 3.00 11/1/46 11
11 Fannie Mae, Pool #AS8276 ........................................ 3.00 11/1/46 9
4 Fannie Mae, Pool #MA3691 ....................................... 3.00 7/1/49 3
5 Fannie Mae, Pool #FM2132 ....................................... 3.00 1/1/50 4
9 Fannie Mae, Pool #MA4048 ....................................... 3.00 6/1/50 7
11 Fannie Mae, Pool #BP6466 ........................................ 3.00 7/1/50 9
3 Fannie Mae, Pool #MA3494 ....................................... 3.50 10/1/48 2
4 Fannie Mae, Pool #BM4703 ....................................... 3.50 2/1/48 4
3 Fannie Mae, Pool #MA3692 ....................................... 3.50 7/1/49 3
5 Fannie Mae, Pool #BM2000 ....................................... 3.50 5/1/47 5
5 Fannie Mae, Pool #FM1566 ....................................... 3.50 11/1/48 4
23 Fannie Mae, Pool #BU8723 ....................................... 3.50 6/1/52 20
4 Fannie Mae, Pool #AL1717 ....................................... 3.50 5/1/27 4
6 Fannie Mae, Pool #FM1911 ....................................... 3.50 7/1/48 6
13 Fannie Mae, Pool #MA2125 ....................................... 3.50 12/1/44 12
9 Fannie Mae, Pool #BC2926 ....................................... 3.50 3/1/46 8
9 Fannie Mae, Pool #MA3243 ....................................... 3.50 1/1/38 9
3 Fannie Mae, Pool #MA3663 ....................................... 3.50 5/1/49 3
4 Fannie Mae, Pool #MA3775 ....................................... 3.50 9/1/49 3
5 Fannie Mae, Pool #FM1001 ....................................... 3.50 11/1/48 4
5 Fannie Mae, Pool #AS7491 ........................................ 3.50 7/1/46 5
6 Fannie Mae, Pool #AS7388 ........................................ 3.50 6/1/46 5
24 Fannie Mae, Pool #AQ0546 ....................................... 3.50 11/1/42 23
6 Fannie Mae, Pool #AS6102 ........................................ 3.50 11/1/45 6
6 Fannie Mae, Pool #BC1158 ........................................ 3.50 2/1/46 6
3 Fannie Mae, Pool #AB2052 ....................................... 3.50 1/1/26 3
5 Fannie Mae, Pool #BC0443 ....................................... 3.50 12/1/45 5
3 Fannie Mae, Pool #BM5485 ....................................... 3.50 2/1/49 2
8 Fannie Mae, Pool #MA3182 ....................................... 3.50 11/1/47 7
4 Fannie Mae, Pool #MA3835 ....................................... 3.50 11/1/49 4
7 Fannie Mae, Pool #MA2706 ....................................... 3.50 8/1/46 7
4 Fannie Mae, Pool #MA2522 ....................................... 3.50 2/1/46 3
3 Fannie Mae, Pool #MA3745 ....................................... 3.50 8/1/49 3
3 Fannie Mae, Pool #CA4026 ....................................... 3.50 5/1/49 2
4 Fannie Mae, Pool #MA3906 ....................................... 3.50 1/1/50 4
8 Fannie Mae, Pool #AZ0862 ....................................... 3.50 7/1/45 8
4 Fannie Mae, Pool #MA3305 ....................................... 3.50 3/1/48 4
23 Fannie Mae, Pool #MA4654 ....................................... 3.50 7/1/52 21
3 Fannie Mae, Pool #AS6394 ........................................ 3.50 12/1/45 3
5 Fannie Mae, Pool #BJ3716 ........................................ 3.50 12/1/47 5
3 Fannie Mae, Pool #FM0020 ....................................... 3.50 7/1/49 3
9 Fannie Mae, Pool #BJ4916 ........................................ 3.50 3/1/48 8
3 Fannie Mae, Pool #AS4236 ........................................ 3.50 1/1/45 3

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — March 31, 2024 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 3 Fannie Mae, Pool #BA1893 ....................................... 3.50 8/1/45 $ 3
7 Fannie Mae, Pool #BP1947 ........................................ 3.50 4/1/50 7
6 Fannie Mae, Pool #MA3520 ....................................... 3.50 11/1/48 5
5 Fannie Mae, Pool #BK9038 ....................................... 3.50 10/1/33 5
4 Fannie Mae, Pool #MA3057 ....................................... 3.50 7/1/47 4
45 Fannie Mae, Pool #MA4600 ....................................... 3.50 5/1/52 40
2 Fannie Mae, Pool #MA3637 ....................................... 3.50 4/1/49 2
12 Fannie Mae, Pool #AS4771 ........................................ 3.50 4/1/45 11
4 Fannie Mae, Pool #BD5046 ....................................... 3.50 2/1/47 4
5 Fannie Mae, Pool #MA3210 ....................................... 3.50 12/1/47 4
7 Fannie Mae, Pool #AS0024 ........................................ 3.50 7/1/43 6
2 Fannie Mae, Pool #MA3614 ....................................... 3.50 3/1/49 2
9 Fannie Mae, Pool #BM1568 ....................................... 3.50 7/1/47 8
8 Fannie Mae, Pool #MA1980 ....................................... 3.50 8/1/44 8
7 Fannie Mae, Pool #MA3026 ....................................... 3.50 6/1/47 6
4 Fannie Mae, Pool #MA3148 ....................................... 3.50 10/1/47 4
4 Fannie Mae, Pool #MA3059 ....................................... 3.50 7/1/37 4
2 Fannie Mae, Pool #MA3597 ....................................... 3.50 2/1/49 2
3 Fannie Mae, Pool #BK0920 ....................................... 4.00 7/1/48 3
14 Fannie Mae, Pool #AO2959 ....................................... 4.00 5/1/42 14
3 Fannie Mae, Pool #MA2415 ....................................... 4.00 10/1/45 3
7 Fannie Mae, Pool #AU8849 ....................................... 4.00 11/1/43 6
24 Fannie Mae, Pool #MA5127 ....................................... 4.00 8/1/53 23
8 Fannie Mae, Pool #AX0841 ....................................... 4.00 9/1/44 8
3 Fannie Mae, Pool #CA2316 ....................................... 4.00 7/1/48 2
5 Fannie Mae, Pool #AS7558 ........................................ 4.00 7/1/46 4
3 Fannie Mae, Pool #BK0909 ....................................... 4.00 7/1/48 3
4 Fannie Mae, Pool #AH6242 ....................................... 4.00 4/1/26 4
3 Fannie Mae, Pool #FM0021 ....................................... 4.00 3/1/49 3
6 Fannie Mae, Pool #AS9314 ........................................ 4.00 3/1/47 5
4 Fannie Mae, Pool #AS7600 ........................................ 4.00 7/1/46 4
7 Fannie Mae, Pool #MA2995 ....................................... 4.00 5/1/47 6
4 Fannie Mae, Pool #CA0183 ....................................... 4.00 8/1/47 3
7 Fannie Mae, Pool #AS3467 ........................................ 4.00 10/1/44 7
10 Fannie Mae, Pool #BK7943 ....................................... 4.00 11/1/48 10
2 Fannie Mae, Pool #BM4306 ....................................... 4.00 9/1/25 2
4 Fannie Mae, Pool #AZ7362 ....................................... 4.00 11/1/45 4
7 Fannie Mae, Pool #MA3121 ....................................... 4.00 9/1/47 7
3 Fannie Mae, Pool #AS8532 ........................................ 4.00 12/1/46 3
3 Fannie Mae, Pool #BM4991 ....................................... 4.00 9/1/48 3
23 Fannie Mae, Pool #MA4732 ....................................... 4.00 9/1/52 21
3 Fannie Mae, Pool #BN0334 ....................................... 4.00 12/1/48 3
4 Fannie Mae, Pool #BN6677 ....................................... 4.00 6/1/49 4
5 Fannie Mae, Pool #MA3804 ....................................... 4.00 10/1/49 5
4 Fannie Mae, Pool #MA3183 ....................................... 4.00 11/1/47 3
3 Fannie Mae, Pool #MA3746 ....................................... 4.00 8/1/49 3
3 Fannie Mae, Pool #MA3638 ....................................... 4.00 4/1/49 2
8 Fannie Mae, Pool #AS8823 ........................................ 4.00 2/1/47 8
5 Fannie Mae, Pool #AS9831 ........................................ 4.00 6/1/47 5
6 Fannie Mae, Pool #BM2002 ....................................... 4.00 10/1/47 6
2 Fannie Mae, Pool #MA3615 ....................................... 4.00 3/1/49 2
2 Fannie Mae, Pool #MA3592 ....................................... 4.00 2/1/49 2
3 Fannie Mae, Pool #FM1415 ....................................... 4.00 12/1/48 3
3 Fannie Mae, Pool #FM1571 ....................................... 4.00 12/1/48 3
2 Fannie Mae, Pool #MA3521 ....................................... 4.00 11/1/48 2
8 Fannie Mae, Pool #AS3468 ........................................ 4.00 10/1/44 8
4 Fannie Mae, Pool #MA3277 ....................................... 4.00 2/1/48 3
9 Fannie Mae, Pool #BM1066 ....................................... 4.00 2/1/47 9
3 Fannie Mae, Pool #MA3563 ....................................... 4.00 1/1/49 3

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — March 31, 2024 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 4 Fannie Mae, Pool #FM1960 ....................................... 4.00 5/1/49 $ 4
3 Fannie Mae, Pool #BD7060 ....................................... 4.00 3/1/47 3
2 Fannie Mae, Pool #MA3537 ....................................... 4.50 12/1/48 2
2 Fannie Mae, Pool #BN4309 ....................................... 4.50 1/1/49 2
43 Fannie Mae, Pool #BV7928 ....................................... 4.50 8/1/52 41
3 Fannie Mae, Pool #CA0623 ....................................... 4.50 10/1/47 3
5 Fannie Mae, Pool #AS2751 ........................................ 4.50 6/1/44 5
9 Fannie Mae, Pool #AS9394 ........................................ 4.50 4/1/47 9
11 Fannie Mae, Pool #MA3184 ....................................... 4.50 11/1/47 10
3 Fannie Mae, Pool #MA3639 ....................................... 4.50 4/1/49 3
20 Fannie Mae, Pool #AE0217 ....................................... 4.50 8/1/40 20
6 Fannie Mae, Pool #MA3747 ....................................... 4.50 8/1/49 6
4 Fannie Mae, Pool #CA1711 ....................................... 4.50 5/1/48 3
3 Fannie Mae, Pool #BK4850 ....................................... 4.50 5/1/48 3
4 Fannie Mae, Pool #BM3286 ....................................... 4.50 11/1/47 4
— Fannie Mae, Pool #930998 ........................................ 4.50 4/1/29 —
2 Fannie Mae, Pool #BK6328 ....................................... 4.50 6/1/48 2
16 Fannie Mae, Pool #AE0954 ....................................... 4.50 2/1/41 15
3 Fannie Mae, Pool #890603 ........................................ 5.00 8/1/41 3
24 Fannie Mae, Pool #MA5071 ....................................... 5.00 7/1/53 23
4 Fannie Mae, Pool #725027 ........................................ 5.00 11/1/33 4
22 Fannie Mae, Pool #MA4761 ....................................... 5.00 9/1/52 22
8 Fannie Mae, Pool #725238 ........................................ 5.00 3/1/34 8
18 Fannie Mae, Pool #889117 ........................................ 5.00 10/1/35 18
4 Fannie Mae, Pool #BM3904 ....................................... 5.00 5/1/48 4
24 Fannie Mae, Pool #MA5107 ....................................... 5.50 8/1/53 24
24 Fannie Mae, Pool #MA5072 ....................................... 5.50 7/1/53 23
47 Fannie Mae, Pool #MA5010 ....................................... 5.50 5/1/53 46
22 Fannie Mae, Pool #FS3360 ........................................ 5.50 12/1/52 23
3 Fannie Mae, Pool #890221 ........................................ 5.50 12/1/33 3
23 Fannie Mae, Pool #MA5073 ....................................... 6.00 7/1/53 23
9 Fannie Mae, Pool #959451 ........................................ 6.00 12/1/37 10
24 Fannie Mae, Pool #MA5166 ....................................... 6.00 10/1/53 24
48 Fannie Mae, Pool #MA5217 ....................................... 6.50 12/1/53 48
50 Fannie Mae, 15 YR TBA ......................................... 1.50 4/25/39 43
25 Fannie Mae, 15 YR TBA ......................................... 4.50 4/25/39 25
25 Fannie Mae, 15 YR TBA ......................................... 5.00 4/25/39 25
25 Fannie Mae, 30 YR TBA ......................................... 3.50 4/25/54 22
25 Fannie Mae, 30 YR TBA ......................................... 4.50 4/25/54 24
25 Fannie Mae, 30 YR TBA ......................................... 4.50 5/25/54 24
50 Fannie Mae, 30 YR TBA ......................................... 5.00 4/25/54 48
25 Fannie Mae, 30 YR TBA ......................................... 5.50 4/25/54 25
25 Fannie Mae, 30 YR TBA ......................................... 6.00 5/25/54 25
25 Fannie Mae, 30 YR TBA ......................................... 6.00 4/25/54 25
25 Fannie Mae, 30 YR TBA ......................................... 6.50 4/25/54 26
25 Fannie Mae, 30 YR TBA ......................................... 6.50 5/25/54 26
50 Fannie Mae, 30 YR TBA ......................................... 7.00 4/25/54 51
18 Freddie Mac, Pool #SB8097 ....................................... 1.50 4/1/36 15
16 Freddie Mac, Pool #SB8088 ....................................... 1.50 2/1/36 14
20 Freddie Mac, Pool #RB5110 ....................................... 1.50 5/1/41 16
20 Freddie Mac, Pool #QN9521 ....................................... 1.50 2/1/37 18
41 Freddie Mac, Pool #QC0962 ....................................... 1.50 4/1/51 31
42 Freddie Mac, Pool #SD8154 ....................................... 1.50 7/1/51 32
21 Freddie Mac, Pool #SB8144 ....................................... 1.50 3/1/37 18
20 Freddie Mac, Pool #SD8146 ....................................... 2.00 5/1/51 16
19 Freddie Mac, Pool #RB5114 ....................................... 2.00 6/1/41 16
40 Freddie Mac, Pool #QC0423 ....................................... 2.00 4/1/51 32
20 Freddie Mac, Pool #RA3328 ....................................... 2.00 8/1/50 16
18 Freddie Mac, Pool #SB8115 ....................................... 2.00 8/1/36 16

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — March 31, 2024 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 20 Freddie Mac, Pool #RB5121 ....................................... 2.00 8/1/41 $ 17
18 Freddie Mac, Pool #RA3575 ....................................... 2.00 9/1/50 14
20 Freddie Mac, Pool #RA4214 ....................................... 2.00 12/1/50 16
21 Freddie Mac, Pool #QC7473 ....................................... 2.00 9/1/51 17
44 Freddie Mac, Pool #SD8177 ....................................... 2.00 11/1/51 35
12 Freddie Mac, Pool #SB8061 ....................................... 2.00 9/1/35 11
38 Freddie Mac, Pool #SD8128 ....................................... 2.00 2/1/51 30
20 Freddie Mac, Pool #RA5040 ....................................... 2.00 4/1/51 16
22 Freddie Mac, Pool #RA5155 ....................................... 2.00 5/1/51 17
21 Freddie Mac, Pool #RA5257 ....................................... 2.00 5/1/51 17
20 Freddie Mac, Pool #SD8079 ....................................... 2.00 7/1/50 16
18 Freddie Mac, Pool #QB3926 ....................................... 2.00 10/1/50 15
40 Freddie Mac, Pool #QB6893 ....................................... 2.00 12/1/50 32
39 Freddie Mac, Pool #QB7708 ....................................... 2.00 1/1/51 31
21 Freddie Mac, Pool #QC3597 ....................................... 2.00 6/1/51 17
17 Freddie Mac, Pool #RA3205 ....................................... 2.00 8/1/50 14
22 Freddie Mac, Pool #SD8172 ....................................... 2.00 10/1/51 17
44 Freddie Mac, Pool #QD1254 ....................................... 2.00 11/1/51 35
41 Freddie Mac, Pool #QC3697 ....................................... 2.00 6/1/51 33
29 Freddie Mac, Pool #SB8079 ....................................... 2.00 12/1/35 26
18 Freddie Mac, Pool #SB8510 ....................................... 2.00 2/1/36 16
38 Freddie Mac, Pool #SB8128 ....................................... 2.00 11/1/36 34
44 Freddie Mac, Pool #SD8188 ....................................... 2.00 1/1/52 35
23 Freddie Mac, Pool #SD8199 ....................................... 2.00 3/1/52 18
19 Freddie Mac, Pool #SD8121 ....................................... 2.00 1/1/51 15
39 Freddie Mac, Pool #SD7537 ....................................... 2.00 3/1/51 31
40 Freddie Mac, Pool #QC1333 ....................................... 2.00 5/1/51 32
37 Freddie Mac, Pool #SD8113 ....................................... 2.00 12/1/50 29
17 Freddie Mac, Pool #RB5095 ....................................... 2.00 1/1/41 15
45 Freddie Mac, Pool #SD8193 ....................................... 2.00 2/1/52 35
15 Freddie Mac, Pool #RC1727 ....................................... 2.00 12/1/35 13
21 Freddie Mac, Pool #SD8098 ....................................... 2.00 10/1/50 17
22 Freddie Mac, Pool #QD5748 ....................................... 2.00 2/1/52 18
42 Freddie Mac, Pool #SD8160 ....................................... 2.00 8/1/51 34
17 Freddie Mac, Pool #SB8107 ....................................... 2.00 6/1/36 15
10 Freddie Mac, Pool #RB5054 ....................................... 2.50 6/1/40 9
6 Freddie Mac, Pool #ZS8692 ....................................... 2.50 4/1/33 6
14 Freddie Mac, Pool #SD8099 ....................................... 2.50 10/1/50 12
36 Freddie Mac, Pool #SD8141 ....................................... 2.50 4/1/51 30
15 Freddie Mac, Pool #ZS4687 ....................................... 2.50 11/1/46 12
18 Freddie Mac, Pool #SD8147 ....................................... 2.50 5/1/51 15
16 Freddie Mac, Pool #SD8129 ....................................... 2.50 2/1/51 13
20 Freddie Mac, Pool #SB0301 ....................................... 2.50 4/1/35 18
14 Freddie Mac, Pool #RA2897 ....................................... 2.50 6/1/50 12
21 Freddie Mac, Pool #RA6019 ....................................... 2.50 10/1/51 18
40 Freddie Mac, Pool #RA5832 ....................................... 2.50 9/1/51 33
22 Freddie Mac, Pool #SD8205 ....................................... 2.50 4/1/52 19
5 Freddie Mac, Pool #G18687 ....................................... 2.50 5/1/33 5
15 Freddie Mac, Pool #QB3703 ....................................... 2.50 9/1/50 13
43 Freddie Mac, Pool #SD8183 ....................................... 2.50 12/1/51 36
7 Freddie Mac, Pool #G07445 ....................................... 2.50 7/1/43 6
44 Freddie Mac, Pool #SD8194 ....................................... 2.50 2/1/52 36
15 Freddie Mac, Pool #QB3287 ....................................... 2.50 8/1/50 12
20 Freddie Mac, Pool #SD8167 ....................................... 2.50 9/1/51 17
23 Freddie Mac, Pool #RA6136 ....................................... 2.50 10/1/51 19
30 Freddie Mac, Pool #SD8114 ....................................... 2.50 12/1/50 25
6 Freddie Mac, Pool #RB5043 ....................................... 2.50 4/1/40 6
16 Freddie Mac, Pool #RA4527 ....................................... 2.50 2/1/51 13
21 Freddie Mac, Pool #QC7457 ....................................... 2.50 9/1/51 17

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — March 31, 2024 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 22 Freddie Mac, Pool #RA6621 ....................................... 2.50 1/1/52 $ 18
21 Freddie Mac, Pool #RA6815 ....................................... 2.50 2/1/52 18
19 Freddie Mac, Pool #SD8151 ....................................... 2.50 6/1/51 16
10 Freddie Mac, Pool #G18470 ....................................... 2.50 6/1/28 9
21 Freddie Mac, Pool #RA5802 ....................................... 2.50 9/1/51 18
31 Freddie Mac, Pool #RA2643 ....................................... 2.50 6/1/50 26
25 Freddie Mac, Pool #SB8045 ....................................... 2.50 5/1/35 23
19 Freddie Mac, Pool #RA5286 ....................................... 2.50 5/1/51 16
44 Freddie Mac, Pool #SD1011 ....................................... 2.50 4/1/52 36
22 Freddie Mac, Pool #SD8189 ....................................... 2.50 1/1/52 18
12 Freddie Mac, Pool #RA2595 ....................................... 2.50 5/1/50 10
13 Freddie Mac, Pool #SD8083 ....................................... 2.50 8/1/50 11
19 Freddie Mac, Pool #QC2031 ....................................... 2.50 5/1/51 16
30 Freddie Mac, Pool #RA2634 ....................................... 2.50 5/1/50 25
20 Freddie Mac, Pool #RA3528 ....................................... 2.50 9/1/50 16
44 Freddie Mac, Pool #RA6493 ....................................... 2.50 12/1/51 37
23 Freddie Mac, Pool #QE2352 ....................................... 2.50 5/1/52 19
16 Freddie Mac, Pool #SD8122 ....................................... 2.50 1/1/51 13
10 Freddie Mac, Pool #G18485 ....................................... 2.50 10/1/28 9
20 Freddie Mac, Pool #SD8021 ....................................... 2.50 9/1/49 17
16 Freddie Mac, Pool #G60989 ....................................... 3.00 12/1/46 14
23 Freddie Mac, Pool #ZS4511 ....................................... 3.00 3/1/43 20
9 Freddie Mac, Pool #G18663 ....................................... 3.00 10/1/32 9
13 Freddie Mac, Pool #ZA2304 ....................................... 3.00 6/1/33 12
10 Freddie Mac, Pool #ZS4658 ....................................... 3.00 4/1/46 9
13 Freddie Mac, Pool #ZS4706 ....................................... 3.00 3/1/47 12
5 Freddie Mac, Pool #ZS4688 ....................................... 3.00 11/1/46 5
13 Freddie Mac, Pool #QB1382 ....................................... 3.00 7/1/50 11
32 Freddie Mac, Pool #ZS4522 ....................................... 3.00 7/1/43 29
6 Freddie Mac, Pool #SD8056 ....................................... 3.00 4/1/50 6
8 Freddie Mac, Pool #QA8065 ....................................... 3.00 3/1/50 7
9 Freddie Mac, Pool #SD8074 ....................................... 3.00 7/1/50 8
10 Freddie Mac, Pool #QA9049 ....................................... 3.00 4/1/50 9
5 Freddie Mac, Pool #QA1033 ....................................... 3.00 7/1/49 4
15 Freddie Mac, Pool #ZS4606 ....................................... 3.00 3/1/45 13
5 Freddie Mac, Pool #G08803 ....................................... 3.00 3/1/48 4
11 Freddie Mac, Pool #SD8030 ....................................... 3.00 12/1/49 10
7 Freddie Mac, Pool #SB8046 ....................................... 3.00 5/1/35 7
37 Freddie Mac, Pool #SD8174 ....................................... 3.00 10/1/51 32
7 Freddie Mac, Pool #G15145 ....................................... 3.00 7/1/29 6
2 Freddie Mac, Pool #G18518 ....................................... 3.00 7/1/29 2
6 Freddie Mac, Pool #ZM2089 ....................................... 3.00 11/1/46 5
22 Freddie Mac, Pool #QD9881 ....................................... 3.00 3/1/52 19
7 Freddie Mac, Pool #G61680 ....................................... 3.00 4/1/47 6
11 Freddie Mac, Pool #G08737 ....................................... 3.00 12/1/46 10
4 Freddie Mac, Pool #G18601 ....................................... 3.00 5/1/31 4
6 Freddie Mac, Pool #J36428 ........................................ 3.00 2/1/32 5
4 Freddie Mac, Pool #G08635 ....................................... 3.00 4/1/45 4
5 Freddie Mac, Pool #ZM4908 ....................................... 3.50 11/1/47 4
4 Freddie Mac, Pool #ZS4659 ....................................... 3.50 4/1/46 3
3 Freddie Mac, Pool #G08770 ....................................... 3.50 7/1/47 3
1 Freddie Mac, Pool #J14069 ........................................ 3.50 1/1/26 1
15 Freddie Mac, Pool #G08636 ....................................... 3.50 4/1/45 13
7 Freddie Mac, Pool #SB8007 ....................................... 3.50 9/1/34 7
3 Freddie Mac, Pool #G08627 ....................................... 3.50 2/1/45 3
16 Freddie Mac, Pool #G08554 ....................................... 3.50 10/1/43 15
4 Freddie Mac, Pool #ZA5052 ....................................... 3.50 11/1/47 4
3 Freddie Mac, Pool #SD8001 ....................................... 3.50 7/1/49 3
11 Freddie Mac, Pool #ZS4618 ....................................... 3.50 6/1/45 10

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — March 31, 2024 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 8 Freddie Mac, Pool #RA2469 ....................................... 3.50 4/1/50 $ 7
7 Freddie Mac, Pool #G61148 ....................................... 3.50 9/1/47 7
4 Freddie Mac, Pool #ZS4599 ....................................... 3.50 1/1/45 3
6 Freddie Mac, Pool #G08761 ....................................... 3.50 5/1/47 6
5 Freddie Mac, Pool #G08620 ....................................... 3.50 12/1/44 4
5 Freddie Mac, Pool #J30284 ........................................ 3.50 11/1/29 5
6 Freddie Mac, Pool #G08784 ....................................... 3.50 10/1/47 6
13 Freddie Mac, Pool #ZS4642 ....................................... 3.50 12/1/45 12
6 Freddie Mac, Pool #Q43933 ....................................... 3.50 10/1/46 5
6 Freddie Mac, Pool #SD8011 ....................................... 3.50 9/1/49 5
22 Freddie Mac, Pool #SD8038 ....................................... 3.50 1/1/50 20
6 Freddie Mac, Pool #ZS4651 ....................................... 3.50 3/1/46 6
22 Freddie Mac, Pool #SD8214 ....................................... 3.50 5/1/52 20
7 Freddie Mac, Pool #G08698 ....................................... 3.50 3/1/46 6
3 Freddie Mac, Pool #ZS4771 ....................................... 3.50 6/1/48 3
7 Freddie Mac, Pool #G08687 ....................................... 3.50 1/1/46 6
3 Freddie Mac, Pool #Q57871 ....................................... 3.50 8/1/48 3
4 Freddie Mac, Pool #ZS4713 ....................................... 3.50 4/1/47 3
8 Freddie Mac, Pool #RA1508 ....................................... 3.50 10/1/49 7
5 Freddie Mac, Pool #V83453 ....................................... 3.50 10/1/47 4
7 Freddie Mac, Pool #ZS4631 ....................................... 4.00 9/1/45 7
4 Freddie Mac, Pool #G08771 ....................................... 4.00 7/1/47 4
7 Freddie Mac, Pool #SD8070 ....................................... 4.00 6/1/50 7
2 Freddie Mac, Pool #ZA6946 ....................................... 4.00 5/1/49 2
5 Freddie Mac, Pool #SD0290 ....................................... 4.00 4/1/50 4
47 Freddie Mac, Pool #SD8286 ....................................... 4.00 1/1/53 44
5 Freddie Mac, Pool #C91395 ....................................... 4.00 9/1/31 5
13 Freddie Mac, Pool #ZL7781 ....................................... 4.00 2/1/44 12
9 Freddie Mac, Pool #G08606 ....................................... 4.00 9/1/44 9
12 Freddie Mac, Pool #G08637 ....................................... 4.00 4/1/45 11
4 Freddie Mac, Pool #G08801 ....................................... 4.00 2/1/48 4
9 Freddie Mac, Pool #A96286 ....................................... 4.00 1/1/41 8
7 Freddie Mac, Pool #G08775 ....................................... 4.00 8/1/47 6
7 Freddie Mac, Pool #ZA4988 ....................................... 4.00 8/1/47 7
46 Freddie Mac, Pool #SD8244 ....................................... 4.00 9/1/52 43
23 Freddie Mac, Pool #QE5462 ....................................... 4.00 7/1/52 22
5 Freddie Mac, Pool #ZT1320 ....................................... 4.00 11/1/48 4
9 Freddie Mac, Pool #G08567 ....................................... 4.00 1/1/44 8
6 Freddie Mac, Pool #ZS4708 ....................................... 4.00 3/1/47 6
3 Freddie Mac, Pool #ZT1840 ....................................... 4.00 9/1/48 2
3 Freddie Mac, Pool #ZT2106 ....................................... 4.00 3/1/49 3
7 Freddie Mac, Pool #Q58680 ....................................... 4.00 9/1/48 6
3 Freddie Mac, Pool #G08781 ....................................... 4.50 9/1/47 3
47 Freddie Mac, Pool #SD8306 ....................................... 4.50 3/1/53 45
23 Freddie Mac, Pool #SD8266 ....................................... 4.50 11/1/52 22
12 Freddie Mac, Pool #G01890 ....................................... 4.50 10/1/35 12
3 Freddie Mac, Pool #ZS4774 ....................................... 4.50 5/1/48 3
4 Freddie Mac, Pool #C09059 ....................................... 4.50 3/1/44 4
5 Freddie Mac, Pool #Q52321 ....................................... 4.50 11/1/47 5
24 Freddie Mac, Pool #SD8340 ....................................... 4.50 7/1/53 23
23 Freddie Mac, Pool #SD8245 ....................................... 4.50 9/1/52 22
15 Freddie Mac, Pool #A97692 ....................................... 4.50 3/1/41 14
4 Freddie Mac, Pool #Q58217 ....................................... 4.50 9/1/48 4
24 Freddie Mac, Pool #SD8315 ....................................... 5.00 4/1/53 23
8 Freddie Mac, Pool #G04817 ....................................... 5.00 9/1/38 8
48 Freddie Mac, Pool #SD8341 ....................................... 5.00 7/1/53 47
23 Freddie Mac, Pool #SD8288 ....................................... 5.00 1/1/53 23
8 Freddie Mac, Pool #G01962 ....................................... 5.00 12/1/35 8
8 Freddie Mac, Pool #G05904 ....................................... 5.00 9/1/39 9

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — March 31, 2024 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 6 Freddie Mac, Pool #ZT1779 ....................................... 5.00 3/1/49 $ 6
24 Freddie Mac, Pool #SD8361 ....................................... 5.00 9/1/53 24
24 Freddie Mac, Pool #SD8323 ....................................... 5.00 5/1/53 23
3 Freddie Mac, Pool #G08838 ....................................... 5.00 9/1/48 3
12 Freddie Mac, Pool #G01665 ....................................... 5.50 3/1/34 12
24 Freddie Mac, Pool #SD8372 ....................................... 5.50 11/1/53 24
23 Freddie Mac, Pool #SD8300 ....................................... 5.50 2/1/53 23
24 Freddie Mac, Pool #SD8342 ....................................... 5.50 7/1/53 24
23 Freddie Mac, Pool #SD8331 ....................................... 5.50 6/1/53 23
48 Freddie Mac, Pool #SD8362 ....................................... 5.50 9/1/53 48
23 Freddie Mac, Pool #SD8325 ....................................... 6.00 5/1/53 23
48 Freddie Mac, Pool #SD8373 ....................................... 6.00 11/1/53 48
23 Freddie Mac, Pool #SD8350 ....................................... 6.00 8/1/53 24
24 Freddie Mac, Pool #SD8363 ....................................... 6.00 9/1/53 24
9 Freddie Mac, Pool #G02794 ....................................... 6.00 5/1/37 9
24 Freddie Mac, Pool #SD8384 ....................................... 6.00 12/1/53 24
1 Freddie Mac, Pool #C90989 ....................................... 6.00 9/1/26 1
24 Freddie Mac, Pool #SD8374 ....................................... 6.50 11/1/53 24
48 Freddie Mac, Pool #SD8397 ....................................... 6.50 1/1/54 48
22 Government National Mortgage Association, Pool #MA7880 ................ 2.00 2/20/52 18
32 Government National Mortgage Association, Pool #MA6930 ................ 2.00 10/20/50 27
39 Government National Mortgage Association, Pool #MA7471 ................ 2.00 7/20/51 32
22 Government National Mortgage Association, Pool #MA7986 ................ 2.00 4/20/52 18
17 Government National Mortgage Association, Pool #MA7051 ................ 2.00 12/20/50 14
19 Government National Mortgage Association, Pool #MA7366 ................ 2.00 5/20/51 15
20 Government National Mortgage Association, Pool #MA6994 ................ 2.00 11/20/50 16
42 Government National Mortgage Association, Pool #MA7704 ................ 2.00 11/20/51 34
21 Government National Mortgage Association, Pool #MA7826 ................ 2.00 1/20/52 18
18 Government National Mortgage Association, Pool #MA7311 ................ 2.00 4/20/51 15
21 Government National Mortgage Association, Pool #MA7766 ................ 2.00 12/20/51 17
20 Government National Mortgage Association, Pool #MA7588 ................ 2.00 9/20/51 17
31 Government National Mortgage Association, Pool #MA6864 ................ 2.00 9/20/50 26
36 Government National Mortgage Association, Pool #MA7254 ................ 2.00 3/20/51 29
22 Government National Mortgage Association, Pool #MA8041 ................ 2.00 5/20/52 18
17 Government National Mortgage Association, Pool #MA7135 ................ 2.00 1/20/51 14
19 Government National Mortgage Association, Pool #MA7417 ................ 2.00 6/20/51 15
22 Government National Mortgage Association, Pool #MA7935 ................ 2.00 3/20/52 18
13 Government National Mortgage Association, Pool #MA6931 ................ 2.50 10/20/50 11
5 Government National Mortgage Association, Pool #MA4355 ................ 2.50 4/20/32 4
9 Government National Mortgage Association, Pool #MA6655 ................ 2.50 5/20/50 8
13 Government National Mortgage Association, Pool #MA6995 ................ 2.50 11/20/50 11
42 Government National Mortgage Association, Pool #MA7767 ................ 2.50 12/20/51 36
17 Government National Mortgage Association, Pool #MA7312 ................ 2.50 4/20/51 15
7 Government National Mortgage Association, Pool #MA6540 ................ 2.50 3/20/50 6
41 Government National Mortgage Association, Pool #MA6709 ................ 2.50 6/20/50 35
38 Government National Mortgage Association, Pool #MA7472 ................ 2.50 7/20/51 33
4 Government National Mortgage Association, Pool #MA1155 ................ 2.50 7/20/43 3
18 Government National Mortgage Association, Pool #MA7136 ................ 2.50 1/20/51 15
22 Government National Mortgage Association, Pool #MA7936 ................ 2.50 3/20/52 18
39 Government National Mortgage Association, Pool #MA7534 ................ 2.50 8/20/51 33
41 Government National Mortgage Association, Pool #MA7649 ................ 2.50 10/20/51 35
1 Government National Mortgage Association, Pool #AA8341 ................ 2.50 2/15/28 1
22 Government National Mortgage Association, Pool #MA8042 ................ 2.50 5/20/52 19
20 Government National Mortgage Association, Pool #MA7589 ................ 2.50 9/20/51 17
19 Government National Mortgage Association, Pool #MA7418 ................ 2.50 6/20/51 16
32 Government National Mortgage Association, Pool #MA7255 ................ 2.50 3/20/51 28
30 Government National Mortgage Association, Pool #MA7193 ................ 2.50 2/20/51 26
33 Government National Mortgage Association, Pool #MA6865 ................ 2.50 9/20/50 28
23 Government National Mortgage Association, Pool #MA6819 ................ 2.50 8/20/50 20

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — March 31, 2024 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 5 Government National Mortgage Association, Pool #MA3873 ................ 3.00 8/20/46 $ 4
8 Government National Mortgage Association, Pool #MA3936 ................ 3.00 9/20/46 7
5 Government National Mortgage Association, Pool #MA4068 ................ 3.00 11/20/46 5
22 Government National Mortgage Association, Pool #MA8098 ................ 3.00 6/20/52 20
7 Government National Mortgage Association, Pool #MA3662 ................ 3.00 5/20/46 7
10 Government National Mortgage Association, Pool #MA3375 ................ 3.00 1/20/46 9
7 Government National Mortgage Association, Pool #MA4836 ................ 3.00 11/20/47 7
9 Government National Mortgage Association, Pool #MA4320 ................ 3.00 3/20/47 8
5 Government National Mortgage Association, Pool #MA4261 ................ 3.00 2/20/47 4
8 Government National Mortgage Association, Pool #MA3802 ................ 3.00 7/20/46 7
7 Government National Mortgage Association, Pool #MA2960 ................ 3.00 7/20/45 6
7 Government National Mortgage Association, Pool #AA5897 ................ 3.00 12/15/42 6
10 Government National Mortgage Association, Pool #MA3735 ................ 3.00 6/20/46 9
20 Government National Mortgage Association, Pool #MA6218 ................ 3.00 10/20/49 18
7 Government National Mortgage Association, Pool #MA4195 ................ 3.00 1/20/47 6
12 Government National Mortgage Association, Pool #MA4003 ................ 3.00 10/20/46 11
21 Government National Mortgage Association, Pool #MA7828 ................ 3.00 1/20/52 18
14 Government National Mortgage Association, Pool #MA1011 ................ 3.00 5/20/43 13
5 Government National Mortgage Association, Pool #MA6283 ................ 3.00 11/20/49 5
4 Government National Mortgage Association, Pool #MA0205 ................ 3.00 7/20/27 4
14 Government National Mortgage Association, Pool #MA0851 ................ 3.00 3/20/43 13
12 Government National Mortgage Association, Pool #MA5018 ................ 3.00 2/20/48 11
14 Government National Mortgage Association, Pool #MA4899 ................ 3.00 12/20/47 12
10 Government National Mortgage Association, Pool #MA2520 ................ 3.00 1/20/45 9
6 Government National Mortgage Association, Pool #MA6409 ................ 3.00 1/20/50 5
8 Government National Mortgage Association, Pool #MA6710 ................ 3.00 6/20/50 7
7 Government National Mortgage Association, Pool #MA3243 ................ 3.00 11/20/45 6
10 Government National Mortgage Association, Pool #MA6820 ................ 3.00 8/20/50 9
7 Government National Mortgage Association, Pool #MA6599 ................ 3.00 4/20/50 6
16 Government National Mortgage Association, Pool #MA6656 ................ 3.00 5/20/50 14
11 Government National Mortgage Association, Pool #MA6474 ................ 3.00 2/20/50 10
6 Government National Mortgage Association, Pool #MA6338 ................ 3.00 12/20/49 5
4 Government National Mortgage Association, Pool #MA5815 ................ 3.00 3/20/49 4
6 Government National Mortgage Association, Pool #MA4126 ................ 3.00 12/20/46 6
3 Government National Mortgage Association, Pool #MA3596 ................ 3.00 4/20/46 3
5 Government National Mortgage Association, Pool #MA6089 ................ 3.00 8/20/49 5
18 Government National Mortgage Association, Pool #MA6766 ................ 3.00 7/20/50 16
4 Government National Mortgage Association, Pool #MA4837 ................ 3.50 11/20/47 4
7 Government National Mortgage Association, Pool #MA3105 ................ 3.50 9/20/45 6
8 Government National Mortgage Association, Pool #MA4652 ................ 3.50 8/20/47 7
7 Government National Mortgage Association, Pool #MA4586 ................ 3.50 7/20/47 6
7 Government National Mortgage Association, Pool #MA3310 ................ 3.50 12/20/45 6
9 Government National Mortgage Association, Pool #MA4127 ................ 3.50 12/20/46 8
8 Government National Mortgage Association, Pool #MA4004 ................ 3.50 10/20/46 7
7 Government National Mortgage Association, Pool #MA3803 ................ 3.50 7/20/46 6
7 Government National Mortgage Association, Pool #MA4510 ................ 3.50 6/20/47 7
4 Government National Mortgage Association, Pool #MA4778 ................ 3.50 10/20/47 4
6 Government National Mortgage Association, Pool #MA5875 ................ 3.50 4/20/49 6
7 Government National Mortgage Association, Pool #MA3874 ................ 3.50 8/20/46 7
7 Government National Mortgage Association, Pool #MA4382 ................ 3.50 4/20/47 7
3 Government National Mortgage Association, Pool #MA1574 ................ 3.50 1/20/29 3
7 Government National Mortgage Association, Pool #MA2223 ................ 3.50 9/20/44 7
4 Government National Mortgage Association, Pool #AC3938 ................ 3.50 1/15/43 4
6 Government National Mortgage Association, Pool #MA3376 ................ 3.50 1/20/46 6
6 Government National Mortgage Association, Pool #MA2961 ................ 3.50 7/20/45 5
9 Government National Mortgage Association, Pool #MA3173 ................ 3.50 10/20/45 9
23 Government National Mortgage Association, Pool #MA8199 ................ 3.50 8/20/52 21
7 Government National Mortgage Association, Pool #MA3597 ................ 3.50 4/20/46 6
4 Government National Mortgage Association, Pool #MA6339 ................ 3.50 12/20/49 4

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — March 31, 2024 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 4 Government National Mortgage Association, Pool #MA6219 ................ 3.50 10/20/49 $ 3
5 Government National Mortgage Association, Pool #MA5019 ................ 3.50 2/20/48 5
3 Government National Mortgage Association, Pool #AB9211 ................ 3.50 11/15/42 3
7 Government National Mortgage Association, Pool #MA2371 ................ 3.50 11/20/44 7
3 Government National Mortgage Association, Pool #MA3454 ................ 3.50 2/20/46 3
4 Government National Mortgage Association, Pool #MA5191 ................ 3.50 5/20/48 4
13 Government National Mortgage Association, Pool #MA0699 ................ 3.50 1/20/43 12
7 Government National Mortgage Association, Pool #MA3736 ................ 3.50 6/20/46 6
7 Government National Mortgage Association, Pool #MA4321 ................ 3.50 3/20/47 7
5 Government National Mortgage Association, Pool #MA2826 ................ 3.50 5/20/45 5
16 Government National Mortgage Association, Pool #MA1157 ................ 3.50 7/20/43 14
3 Government National Mortgage Association, Pool #MA5762 ................ 3.50 2/20/49 3
5 Government National Mortgage Association, Pool #MA3244 ................ 3.50 11/20/45 5
9 Government National Mortgage Association, Pool #MA3737 ................ 4.00 6/20/46 9
26 Government National Mortgage Association, Pool #MA1091 ................ 4.00 6/20/43 25
3 Government National Mortgage Association, Pool #MA4263 ................ 4.00 2/20/47 3
6 Government National Mortgage Association, Pool #MA6040 ................ 4.00 7/20/49 6
6 Government National Mortgage Association, Pool #MA4511 ................ 4.00 6/20/47 6
3 Government National Mortgage Association, Pool #MA5876 ................ 4.00 4/20/49 2
3 Government National Mortgage Association, Pool #MA3245 ................ 4.00 11/20/45 3
3 Government National Mortgage Association, Pool #MA3377 ................ 4.00 1/20/46 3
2 Government National Mortgage Association, Pool #MA5710 ................ 4.00 1/20/49 2
3 Government National Mortgage Association, Pool #MA5466 ................ 4.00 9/20/48 3
3 Government National Mortgage Association, Pool #MA5986 ................ 4.00 6/20/49 3
24 Government National Mortgage Association, Pool #MA8488 ................ 4.00 12/20/52 22
6 Government National Mortgage Association, Pool #MA1996 ................ 4.00 6/20/44 5
3 Government National Mortgage Association, Pool #MA5595 ................ 4.00 11/20/48 3
3 Government National Mortgage Association, Pool #MA5651 ................ 4.00 12/20/48 3
3 Government National Mortgage Association, Pool #MA4653 ................ 4.00 8/20/47 3
3 Government National Mortgage Association, Pool #MA4322 ................ 4.00 3/20/47 3
4 Government National Mortgage Association, Pool #MA3522 ................ 4.00 3/20/46 4
23 Government National Mortgage Association, Pool #MA8200 ................ 4.00 8/20/52 22
7 Government National Mortgage Association, Pool #MA6091 ................ 4.00 8/20/49 7
24 Government National Mortgage Association, Pool #MA8877 ................ 4.50 5/20/53 23
13 Government National Mortgage Association, Pool #721760 ................. 4.50 8/15/40 13
4 Government National Mortgage Association, Pool #MA2373 ................ 4.50 11/20/44 4
22 Government National Mortgage Association, Pool #4801 .................. 4.50 9/20/40 22
6 Government National Mortgage Association, Pool #MA2756 ................ 4.50 4/20/45 6
2 Government National Mortgage Association, Pool #MA5818 ................ 4.50 3/20/49 2
5 Government National Mortgage Association, Pool #MA5764 ................ 4.50 2/20/49 5
2 Government National Mortgage Association, Pool #MA5193 ................ 4.50 5/20/48 2
5 Government National Mortgage Association, Pool #MA5399 ................ 4.50 8/20/48 5
2 Government National Mortgage Association, Pool #MA5596 ................ 4.50 11/20/48 2
3 Government National Mortgage Association, Pool #MA4721 ................ 4.50 9/20/47 3
24 Government National Mortgage Association, Pool #MA8724 ................ 4.50 3/20/53 23
8 Government National Mortgage Association, Pool #MA5987 ................ 4.50 6/20/49 7
3 Government National Mortgage Association, Pool #MA1762 ................ 4.50 3/20/44 3
25 Government National Mortgage Association, Pool #MA9016 ................ 5.00 7/20/53 24
24 Government National Mortgage Association, Pool #MA8800 ................ 5.00 4/20/53 24
25 Government National Mortgage Association, Pool #MA9170 ................ 5.00 9/20/53 24
2 Government National Mortgage Association, Pool #MA5653 ................ 5.00 12/20/48 2
2 Government National Mortgage Association, Pool #MA5530 ................ 5.00 10/20/48 2
3 Government National Mortgage Association, Pool #MA5988 ................ 5.00 6/20/49 3
11 Government National Mortgage Association, Pool #697946 ................. 5.00 3/15/39 11
3 Government National Mortgage Association, Pool #MA5933 ................ 5.00 5/20/49 3
13 Government National Mortgage Association, Pool #4559 .................. 5.00 10/20/39 14
24 Government National Mortgage Association, Pool #MA9017 ................ 5.50 7/20/53 24
25 Government National Mortgage Association, Pool #MA9362 ................ 5.50 12/20/53 25
25 Government National Mortgage Association, Pool #MA9305 ................ 5.50 11/20/53 25

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — March 31, 2024 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 24 Government National Mortgage Association, Pool #MA9018 ................ 6.00 7/20/53 $ 24
25 Government National Mortgage Association, 30 YR TBA .................. 2.00 4/20/54 20
25 Government National Mortgage Association, 30 YR TBA .................. 3.00 5/20/54 22
25 Government National Mortgage Association, 30 YR TBA .................. 3.50 4/20/54 23
25 Government National Mortgage Association, 30 YR TBA .................. 3.50 5/20/54 23
50 Government National Mortgage Association, 30 YR TBA .................. 4.00 4/20/54 47
25 Government National Mortgage Association, 30 YR TBA .................. 4.50 4/20/54 24
50 Government National Mortgage Association, 30 YR TBA .................. 5.00 4/20/54 48
50 Government National Mortgage Association, 30 YR TBA .................. 5.50 4/20/54 49
75 Government National Mortgage Association, 30 YR TBA .................. 6.00 4/20/54 75
75 Government National Mortgage Association, 30 YR TBA .................. 6.50 4/20/54 75
Total U.S. Government Agency Mortgages ........................... 9,345
U.S. Government Agency Securities — 0.54%
25 Fannie Mae ................................................... 0.75 10/8/27 22
25 Fannie Mae, Callable 6/18/24 @ 100.00 ............................... 0.88 12/18/26 23
10 Fannie Mae ................................................... 5.63 7/15/37 11
20 Fannie Mae ................................................... 6.63 11/15/30 23
28 Federal Farm Credit Bank, Callable 4/11/24 @ 100.00 .................... 1.55 7/26/30 23
30 Federal Farm Credit Bank ......................................... 4.13 1/25/27 30
20 Federal Farm Credit Bank ......................................... 4.50 3/2/26 20
30 Federal Farm Credit Bank, Callable 7/2/24 @ 100.00 ..................... 5.94 1/2/36 30
15 Federal Home Loan Bank ......................................... 2.50 6/12/26 14
25 Federal Home Loan Bank ......................................... 3.25 11/16/28 24
55 Federal Home Loan Bank ......................................... 4.38 3/13/26 54
30 Federal Home Loan Banks, Callable 5/26/24 @ 100.00 .................... 0.90 2/26/27 27
10 Freddie Mac .................................................. 0.00(b) 11/15/38 5
50 Freddie Mac .................................................. 0.38 7/21/25 47
5 Freddie Mac .................................................. 0.38 9/23/25 5
15 Freddie Mac .................................................. 6.25 7/15/32 17
10 Freddie Mac .................................................. 6.75 3/15/31 11
5 Tennessee Valley Authority ........................................ 3.50 12/15/42 4
25 Tennessee Valley Authority ........................................ 3.88 3/15/28 25
10 Tennessee Valley Authority ........................................ 4.25 9/15/52 9
Total U.S. Government Agency Securities ............................ 424
Corporate Bonds — 14.18%
145 AbbVie, Inc. (Biotechnology)   ..................................... 4.40 11/6/42 131
45 Air Products and Chemicals, Inc. (Chemicals), Callable 11/15/39 @ 100.00  ..... 2.70 5/15/40 33
125 Amgen, Inc. (Biotechnology), Callable 2/1/25 @ 100.00  .................. 3.13 5/1/25 122
80 Amgen, Inc. (Biotechnology), Callable 8/21/39 @ 100.00  .................. 3.15 2/21/40 61
65 Amgen, Inc. (Biotechnology), Callable 12/15/50 @ 100.00  ................. 4.66 6/15/51 58
10 Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Beverages),
Callable 8/1/45 @ 100.00  .................................... 4.90 2/1/46 10
160 Anheuser-Busch InBev Worldwide, Inc. (Beverages)   ..................... 4.95 1/15/42 156
160 Apple, Inc. (Technology Hardware, Storage & Peripherals), Callable 8/23/45 @
100.00  .................................................. 4.65 2/23/46 154
45 AT&T, Inc. (Diversified Telecommunication Services), Callable 11/1/31 @ 100.00  2.25 2/1/32 37
148 AT&T, Inc. (Diversified Telecommunication Services), Callable 3/15/55 @ 100.00  3.55 9/15/55 103
55 AT&T, Inc. (Diversified Telecommunication Services), Callable 9/9/48 @ 100.00  . 4.55 3/9/49 47
95 Atmos Energy Corp. (Gas Utilities), Callable 7/15/42 @ 100.00  ............. 4.15 1/15/43 83
470 Bank of America Corp. (Banks), Callable 4/22/31 @ 100.00  ................ 2.69 (SOFR + 132
bps)(c) 4/22/32 395
150 Bank of America Corp., MTN (Banks), Callable 2/7/29 @ 100.00  ........... 3.97 (TSFR3M + 147
bps)(c) 2/7/30 142
40 Berkshire Hathaway Energy Co. (Oil, Gas & Consumable Fuels), Callable 8/1/44 @
100.00  .................................................. 4.50 2/1/45 36

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — March 31, 2024 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Corporate Bonds (continued)
$ 55 BP Capital Markets America, Inc. (Oil, Gas & Consumable Fuels), Callable 8/24/49
@ 100.00  ................................................ 3.00 2/24/50 $ 37
100 Bristol-Myers Squibb Co. (Pharmaceuticals), Callable 4/26/49 @ 100.00  ....... 4.25 10/26/49 85
157 Brown & Brown, Inc. (Insurance), Callable 12/15/30 @ 100.00  ............. 2.38 3/15/31 130
75 Bunge Ltd. Finance Corp. (Consumer Staples Distribution & Retail), Callable
2/14/31 @ 100.00  .......................................... 2.75 5/14/31 64
180 Capital One Financial Corp. (Consumer Finance), Callable 2/1/28 @ 100.00  .... 5.47 (SOFR + 208
bps)(c) 2/1/29 179
50 Carlisle Cos., Inc. (Building Products), Callable 12/1/31 @ 100.00  ........... 2.20 3/1/32 40
190 Charter Communications Operating LLC/Charter Communications Operating Capital
(Media), Callable 1/1/31 @ 100.00  .............................. 2.80 4/1/31 155
185 Citigroup, Inc. (Banks), Callable 3/17/32 @ 100.00  ...................... 3.79 (SOFR + 194
bps)(c) 3/17/33 165
175 Citigroup, Inc. (Banks), Callable 3/31/30 @ 100.00  ...................... 4.41 (SOFR + 391
bps)(c) 3/31/31 166
155 Collins Aerospace (Aerospace & Defense), Callable 12/15/26 @ 100.00  ....... 3.50 3/15/27 147
155 Comcast Corp. (Media), Callable 5/1/49 @ 100.00  ....................... 4.00 11/1/49 126
25 Comcast Corp. (Media)   .......................................... 4.65 7/15/42 23
40 Consolidated Edison Co. of New York, Inc. (Electric Utilities), Callable 9/15/43 @
100.00  .................................................. 4.45 3/15/44 35
20 Consolidated Edison Co. of New York, Inc., Series 2008-B (Electric Utilities)   ... 6.75 4/1/38 22
110 Constellation Brands, Inc. (Beverages), Callable 2/1/33 @ 100.00  ............ 4.90 5/1/33 108
115 CSX Corp. (Ground Transportation)   ................................. 6.22 4/30/40 125
120 CVS Health Corp. (Health Care Providers & Services), Callable 9/25/37 @ 100.00  4.78 3/25/38 111
60 CVS Health Corp. (Health Care Providers & Services), Callable 1/20/45 @ 100.00  5.13 7/20/45 55
185 Dell International LLC/EMC Corp. (Technology Hardware, Storage & Peripherals),
Callable 8/1/26 @ 100.00  .................................... 4.90 10/1/26 184
25 Dell International LLC/EMC Corp. (Technology Hardware, Storage & Peripherals),
Callable 1/15/34 @ 100.00  .................................... 5.40 4/15/34 25
73 Devon Energy Corp. (Oil, Gas & Consumable Fuels), Callable 1/15/41 @ 100.00  . 5.60 7/15/41 70
135 Digital Realty Trust LP (Specialized REITs), Callable 4/15/28 @ 100.00  ....... 4.45 7/15/28 130
35 Duke Energy Carolinas LLC (Electric Utilities), Callable 6/15/41 @ 100.00  ..... 4.25 12/15/41 30
50 Duke Energy Progress LLC (Electric Utilities), Callable 2/15/45 @ 100.00  ..... 4.20 8/15/45 42
160 EIDP, Inc. (Chemicals), Callable 6/15/25 @ 100.00  ...................... 1.70 7/15/25 153
15 Elevance Health, Inc. (Health Care Providers & Services)   ................. 4.63 5/15/42 14
60 Elevance Health, Inc. (Health Care Providers & Services)   ................. 4.65 1/15/43 54
95 Energy Transfer LP (Oil, Gas & Consumable Fuels), Callable 7/15/42 @ 100.00  . 4.95 1/15/43 83
110 Energy Transfer LP (Oil, Gas & Consumable Fuels), Callable 2/1/26 @ 103.69  .. 7.38 2/1/31 115
99 Enterprise Products Operating LLC (Oil, Gas & Consumable Fuels), Callable
9/15/43 @ 100.00  .......................................... 4.85 3/15/44 92
159 FedEx Corp. Pass Through Trust, Series 2020-1, Class - AA (Air Freight &
Logistics)   ............................................... 1.88 2/20/34 131
45 Fiserv, Inc. (Financial Services), Callable 12/2/32 @ 100.00  ................ 5.60 3/2/33 46
115 Ford Motor Co. (Automobiles), Callable 11/12/31 @ 100.00  ................ 3.25 2/12/32 96
200 Ford Motor Credit Co. LLC (Financial Services)   ........................ 4.13 8/4/25 196
45 General Motors Co. (Automobiles), Callable 9/1/25 @ 100.00  .............. 6.13 10/1/25 45
55 General Motors Financial Co., Inc. (Specialty Retail), Callable 1/26/25 @ 100.00  . 2.90 2/26/25 54
150 General Motors Financial Co., Inc. (Specialty Retail), Callable 2/6/30 @ 100.00  . 5.85 4/6/30 153
70 Georgia Power Co. (Electric Utilities)   ............................... 4.30 3/15/42 61
66 Gilead Sciences, Inc. (Biotechnology), Callable 8/1/44 @ 100.00  ............ 4.50 2/1/45 59
150 HCA, Inc. (Health Care Providers & Services)   ......................... 5.38 2/1/25 150
70 HCA, Inc. (Health Care Providers & Services), Callable 3/1/33 @ 100.00  ...... 5.50 6/1/33 70
60 Howmet Aerospace, Inc. (Aerospace & Defense), Callable 4/1/25 @ 100.00  .... 6.88 5/1/25 61
95 Intel Corp. (Semiconductors & Semiconductor Equipment), Callable 6/8/47 @
100.00  .................................................. 3.73 12/8/47 73
50 International Business Machines Corp. (IT Services)   ..................... 4.00 6/20/42 42
40 International Paper Co. (Containers & Packaging), Callable 5/15/41 @ 100.00  ... 6.00 11/15/41 41
420 JPMorgan Chase & Co. (Banks), Callable 4/22/31 @ 100.00  ................ 2.58 (TSFR3M + 125
bps)(c) 4/22/32 353

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — March 31, 2024 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Corporate Bonds (continued)
$ 140 JPMorgan Chase & Co. (Banks), Callable 1/29/26 @ 100.00  ................ 3.96 (TSFR3M + 151
bps)(c) 1/29/27 $ 137
100 Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels), Callable 12/1/44 @ 100.00  . 5.55 6/1/45 95
60 Lincoln National Corp. (Insurance), Callable 10/15/29 @ 100.00  ............ 3.05 1/15/30 53
80 Lincoln National Corp. (Insurance), Callable 10/15/30 @ 100.00  ............ 3.40 1/15/31 70
105 Lowe's Cos., Inc. (Specialty Retail), Callable 1/15/33 @ 100.00  ............. 5.00 4/15/33 104
55 Martin Marietta Materials, Inc. (Construction Materials), Callable 4/15/31 @ 100.00  2.40 7/15/31 46
80 Marvell Technology, Inc. (Semiconductors & Semiconductor Equipment), Callable
1/15/31 @ 100.00  .......................................... 2.95 4/15/31 69
25 Marvell Technology, Inc. (Semiconductors & Semiconductor Equipment), Callable
6/15/33 @ 100.00  .......................................... 5.95 9/15/33 26
215 Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment), Callable
5/6/24 @ 101.06  ........................................... 4.25 9/1/25 211
120 Microsoft Corp. (Software), Callable 2/8/46 @ 100.00  .................... 3.70 8/8/46 102
55 Mohawk Industries, Inc. (Household Durables), Callable 2/15/30 @ 100.00  ..... 3.63 5/15/30 51
300 Morgan Stanley, MTN (Capital Markets), Callable 7/20/26 @ 100.00  ......... 1.51 (SOFR + 86
bps)(c) 7/20/27 275
285 Morgan Stanley (Capital Markets), Callable 1/21/32 @ 100.00  .............. 2.94 (SOFR + 129
bps)(c) 1/21/33 241
95 National Rural Utilities Cooperative Finance Corp. (Financial Services), Callable
7/15/32 @ 100.00  .......................................... 5.80 1/15/33 99
80 NextEra Energy Capital Holdings, Inc. (Electric Utilities), Callable 11/28/32 @
100.00  .................................................. 5.05 2/28/33 79
75 NextEra Energy Capital Holdings, Inc. (Electric Utilities), Callable 8/28/52 @
100.00  .................................................. 5.25 2/28/53 71
85 NNN REIT, Inc. (Retail REITs), Callable 1/15/30 @ 100.00  ................ 2.50 4/15/30 73
40 NNN REIT, Inc. (Retail REITs), Callable 7/15/33 @ 100.00  ................ 5.60 10/15/33 40
75 Northrop Grumman Corp. (Aerospace & Defense), Callable 4/15/47 @ 100.00  .. 4.03 10/15/47 61
35 Nucor Corp. (Metals & Mining), Callable 2/1/43 @ 100.00  ................. 5.20 8/1/43 35
45 Oklahoma Gas and Electric Co. (Electric Utilities), Callable 10/1/52 @ 100.00  .. 5.60 4/1/53 45
70 Oracle Corp. (Software), Callable 11/15/44 @ 100.00  .................... 4.13 5/15/45 56
165 Ovintiv, Inc. (Oil, Gas & Consumable Fuels), Callable 10/1/25 @ 100.00  ...... 5.38 1/1/26 164
80 Philip Morris International, Inc. (Tobacco)   ............................ 4.50 3/20/42 70
70 Principal Financial Group, Inc. (Insurance), Callable 3/15/30 @ 100.00  ........ 2.13 6/15/30 59
85 Progress Energy, Inc. (Multi-Utilities)   ............................... 6.00 12/1/39 86
55 Prudential Financial, Inc. (Insurance)   ................................ 4.60 5/15/44 49
15 Prudential Financial, Inc. (Insurance)   ................................ 6.63 6/21/40 17
30 Public Service Electric and Gas Co. (Electric Utilities), Callable 3/1/42 @ 100.00  3.65 9/1/42 24
95 Reliance, Inc. (Metals & Mining), Callable 7/15/25 @ 100.00  ............... 1.30 8/15/25 90
40 Reliance, Inc. (Metals & Mining), Callable 5/15/30 @ 100.00  ............... 2.15 8/15/30 34
50 Roper Technologies, Inc. (Software), Callable 3/30/30 @ 100.00  ............. 2.00 6/30/30 42
115 RTX Corp. (Aerospace & Defense)   ................................. 4.50 6/1/42 102
80 Sabra Health Care LP (Health Care REITs), Callable 9/1/31 @ 100.00  ......... 3.20 12/1/31 66
80 Southern Co. Gas Capital Corp. (Gas Utilities), Callable 11/30/46 @ 100.00  .... 4.40 5/30/47 66
45 Sysco Corp. (Consumer Staples Distribution & Retail), Callable 10/17/33 @ 100.00  6.00 1/17/34 48
205 The Goldman Sachs Group, Inc. (Capital Markets), Callable 7/21/31 @ 100.00  .. 2.38 (SOFR + 125
bps)(c) 7/21/32 168
155 The Goldman Sachs Group, Inc. (Capital Markets), Callable 6/5/27 @ 100.00  ... 3.69 (TSFR3M + 177
bps)(c) 6/5/28 148
55 The Home Depot, Inc. (Specialty Retail), Callable 6/6/48 @ 100.00  .......... 4.50 12/6/48 49
40 The Home Depot, Inc. (Specialty Retail), Callable 3/15/40 @ 100.00  .......... 5.40 9/15/40 41
125 The Interpublic Group of Cos., Inc. (Media)   ........................... 4.20 4/15/24 125
25 The Interpublic Group of Cos., Inc. (Media), Callable 4/1/48 @ 100.00  ........ 5.40 10/1/48 23
100 The PNC Financial Services Group, Inc. (Banks), Callable 1/22/34 @ 100.00  ... 5.68 (SOFR + 190
bps)(c) 1/22/35 100
60 The Travelers Cos., Inc. (Insurance)   ................................. 5.35 11/1/40 61
40 The Walt Disney Co. (Entertainment), Callable 3/15/44 @ 100.00  ............ 4.75 9/15/44 38
40 T-Mobile USA, Inc. (Wireless Telecommunication Services), Callable 4/15/33 @
100.00  .................................................. 5.05 7/15/33 40

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — March 31, 2024 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Corporate Bonds (continued)
$ 70 T-Mobile USA, Inc. (Wireless Telecommunication Services), Callable 7/15/52 @
100.00  .................................................. 5.65 1/15/53 $ 71
85 Truist Financial Corp., MTN (Banks), Callable 1/24/34 @ 100.00  ........... 5.71 (SOFR + 192
bps)(c) 1/24/35 85
30 UDR, Inc., MTN (Residential REITs), Callable 5/1/32 @ 100.00  ............ 2.10 8/1/32 23
55 UDR, Inc. (Residential REITs), Callable 5/15/31 @ 100.00  ................. 3.00 8/15/31 48
45 UnitedHealth Group, Inc. (Health Care Providers & Services), Callable 5/15/41 @
100.00  .................................................. 4.63 11/15/41 42
35 UnitedHealth Group, Inc. (Health Care Providers & Services)   .............. 4.75 7/15/45 33
70 Valero Energy Corp. (Oil, Gas & Consumable Fuels)   ..................... 6.63 6/15/37 76
70 Ventas Realty LP (Diversified REITs), Callable 6/1/31 @ 100.00  ............. 2.50 9/1/31 58
25 Ventas Realty LP (Diversified REITs), Callable 11/1/24 @ 100.00  ............ 3.50 2/1/25 24
120 Ventas Realty LP (Diversified REITs)   ................................ 3.75 5/1/24 120
40 Ventas Realty LP (Diversified REITs), Callable 10/15/28 @ 100.00  ........... 4.40 1/15/29 38
40 Verizon Communications, Inc. (Diversified Telecommunication Services), Callable
12/15/31 @ 100.00  ......................................... 2.36 3/15/32 33
207 Verizon Communications, Inc. (Diversified Telecommunication Services), Callable
9/22/40 @ 100.00  .......................................... 3.40 3/22/41 162
85 Virginia Electric and Power Co., Series B (Electric Utilities), Callable 3/15/47 @
100.00  .................................................. 3.80 9/15/47 66
80 Warnermedia Holdings, Inc. (Diversified Telecommunication Services), Callable
12/15/31 @ 100.00  ......................................... 4.28 3/15/32 71
135 Wells Fargo & Co., MTN (Banks), Callable 10/30/29 @ 100.00  ............. 2.88 (TSFR3M + 143
bps)(c) 10/30/30 119
210 Wells Fargo & Co., MTN (Banks), Callable 5/22/27 @ 100.00  .............. 3.58 (TSFR3M + 157
bps)(c) 5/22/28 200
145 Wells Fargo & Co. (Banks), Callable 7/25/32 @ 100.00  ................... 4.90 (SOFR + 210
bps)(c) 7/25/33 139
55 WestRock MWV LLC (Containers & Packaging)   ....................... 8.20 1/15/30 63
Total Corporate Bonds .......................................... 11,184
U.S. Treasury Obligations — 27.14%
120 U.S. Treasury Bond ............................................. 1.13 5/15/40 75
68 U.S. Treasury Bond ............................................. 1.13 8/15/40 42
125 U.S. Treasury Bond ............................................. 1.25 5/15/50 64
133 U.S. Treasury Bond ............................................. 1.38 11/15/40 85
170 U.S. Treasury Bond ............................................. 1.38 8/15/50 90
140 U.S. Treasury Bond ............................................. 1.63 11/15/50 79
100 U.S. Treasury Bond ............................................. 1.75 8/15/41 67
96 U.S. Treasury Bond ............................................. 1.88 2/15/51 58
140 U.S. Treasury Bond ............................................. 1.88 2/15/41 98
148 U.S. Treasury Bond ............................................. 1.88 11/15/51 89
106 U.S. Treasury Bond ............................................. 2.00 2/15/50 66
145 U.S. Treasury Bond ............................................. 2.00 11/15/41 102
159 U.S. Treasury Bond ............................................. 2.00 8/15/51 98
117 U.S. Treasury Bond ............................................. 2.25 8/15/46 80
173 U.S. Treasury Bond ............................................. 2.25 2/15/52 114
31 U.S. Treasury Bond ............................................. 2.25 8/15/49 21
100 U.S. Treasury Bond ............................................. 2.25 5/15/41 74
110 U.S. Treasury Bond ............................................. 2.38 5/15/51 75
110 U.S. Treasury Bond ............................................. 2.38 2/15/42 82
96 U.S. Treasury Bond ............................................. 2.38 11/15/49 66
75 U.S. Treasury Bond ............................................. 2.50 5/15/46 54
80 U.S. Treasury Bond ............................................. 2.50 2/15/46 58
50 U.S. Treasury Bond ............................................. 2.50 2/15/45 37
80 U.S. Treasury Bond ............................................. 2.75 11/15/47 60
55 U.S. Treasury Bond ............................................. 2.75 8/15/47 41
10 U.S. Treasury Bond ............................................. 2.75 11/15/42 8

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — March 31, 2024 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Treasury Obligations (continued)
$ 50 U.S. Treasury Bond ............................................. 2.88 8/15/45 $ 39
65 U.S. Treasury Bond ............................................. 2.88 11/15/46 50
147 U.S. Treasury Bond ............................................. 2.88 5/15/52 111
75 U.S. Treasury Bond ............................................. 2.88 5/15/43 60
94 U.S. Treasury Bond ............................................. 2.88 5/15/49 71
50 U.S. Treasury Bond ............................................. 3.00 11/15/45 40
75 U.S. Treasury Bond ............................................. 3.00 2/15/47 59
20 U.S. Treasury Bond ............................................. 3.00 2/15/49 16
55 U.S. Treasury Bond ............................................. 3.00 5/15/47 43
50 U.S. Treasury Bond ............................................. 3.00 2/15/48 39
95 U.S. Treasury Bond ............................................. 3.00 8/15/48 74
115 U.S. Treasury Bond ............................................. 3.00 8/15/52 89
100 U.S. Treasury Bond ............................................. 3.00 11/15/44 80
45 U.S. Treasury Bond ............................................. 3.00 5/15/45 36
25 U.S. Treasury Bond ............................................. 3.13 11/15/41 21
22 U.S. Treasury Bond ............................................. 3.13 8/15/44 18
80 U.S. Treasury Bond ............................................. 3.13 5/15/48 64
90 U.S. Treasury Bond ............................................. 3.13 2/15/43 75
125 U.S. Treasury Bond ............................................. 3.25 5/15/42 106
30 U.S. Treasury Bond ............................................. 3.38 11/15/48 25
10 U.S. Treasury Bond ............................................. 3.38 8/15/42 9
35 U.S. Treasury Bond ............................................. 3.38 5/15/44 30
8 U.S. Treasury Bond ............................................. 3.50 2/15/39 7
135 U.S. Treasury Bond ............................................. 3.63 5/15/53 119
75 U.S. Treasury Bond ............................................. 3.63 8/15/43 67
98 U.S. Treasury Bond ............................................. 3.63 2/15/53 86
90 U.S. Treasury Bond ............................................. 3.63 2/15/44 80
75 U.S. Treasury Bond ............................................. 3.75 11/15/43 68
33 U.S. Treasury Bond ............................................. 3.75 8/15/41 30
30 U.S. Treasury Bond ............................................. 3.88 2/15/43 28
10 U.S. Treasury Bond ............................................. 3.88 8/15/40 9
35 U.S. Treasury Bond ............................................. 3.88 5/15/43 32
73 U.S. Treasury Bond ............................................. 4.00 11/15/52 69
25 U.S. Treasury Bond ............................................. 4.00 11/15/42 24
135 U.S. Treasury Bond ............................................. 4.13 8/15/53 130
70 U.S. Treasury Bond ............................................. 4.25 2/15/54 69
75 U.S. Treasury Bond ............................................. 4.25 11/15/40 74
15 U.S. Treasury Bond ............................................. 4.38 5/15/40 15
30 U.S. Treasury Bond ............................................. 4.38 8/15/43 30
35 U.S. Treasury Bond ............................................. 4.38 5/15/41 35
25 U.S. Treasury Bond ............................................. 4.38 11/15/39 25
25 U.S. Treasury Bond ............................................. 4.38 2/15/38 25
65 U.S. Treasury Bond ............................................. 4.50 2/15/36 68
30 U.S. Treasury Bond ............................................. 4.50 2/15/44 30
35 U.S. Treasury Bond ............................................. 4.63 2/15/40 36
25 U.S. Treasury Bond ............................................. 4.75 2/15/37 27
25 U.S. Treasury Bond ............................................. 4.75 11/15/43 26
70 U.S. Treasury Bond ............................................. 4.75 2/15/41 73
80 U.S. Treasury Bond ............................................. 4.75 11/15/53 85
40 U.S. Treasury Bond ............................................. 5.00 5/15/37 43
20 U.S. Treasury Bond ............................................. 5.25 2/15/29 21
40 U.S. Treasury Bond ............................................. 5.38 2/15/31 43
60 U.S. Treasury Bond ............................................. 6.13 11/15/27 63
25 U.S. Treasury Bond ............................................. 6.13 8/15/29 27
35 U.S. Treasury Bond ............................................. 6.25 5/15/30 39
50 U.S. Treasury Bond ............................................. 6.88 8/15/25 51
50 U.S. Treasury Note .............................................. 0.25 5/31/25 47
75 U.S. Treasury Note .............................................. 0.25 10/31/25 70
60 U.S. Treasury Note .............................................. 0.25 8/31/25 56

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — March 31, 2024 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Treasury Obligations (continued)
$ 55 U.S. Treasury Note .............................................. 0.25 9/30/25 $ 51
30 U.S. Treasury Note .............................................. 0.25 7/31/25 28
25 U.S. Treasury Note .............................................. 0.38 12/31/25 23
30 U.S. Treasury Note .............................................. 0.38 11/30/25 28
35 U.S. Treasury Note .............................................. 0.38 9/30/27 31
115 U.S. Treasury Note .............................................. 0.38 7/31/27 101
80 U.S. Treasury Note .............................................. 0.38 4/30/25 76
82 U.S. Treasury Note .............................................. 0.38 1/31/26 76
5 U.S. Treasury Note .............................................. 0.50 4/30/27 4
45 U.S. Treasury Note .............................................. 0.50 2/28/26 42
100 U.S. Treasury Note .............................................. 0.50 10/31/27 87
105 U.S. Treasury Note .............................................. 0.50 6/30/27 93
100 U.S. Treasury Note .............................................. 0.50 8/31/27 88
85 U.S. Treasury Note .............................................. 0.63 11/30/27 74
250 U.S. Treasury Note .............................................. 0.63 8/15/30 200
80 U.S. Treasury Note .............................................. 0.63 12/31/27 70
140 U.S. Treasury Note .............................................. 0.63 7/31/26 128
5 U.S. Treasury Note .............................................. 0.63 3/31/27 4
195 U.S. Treasury Note .............................................. 0.63 5/15/30 157
105 U.S. Treasury Note .............................................. 0.75 3/31/26 97
150 U.S. Treasury Note .............................................. 0.75 5/31/26 138
120 U.S. Treasury Note .............................................. 0.75 1/31/28 105
25 U.S. Treasury Note .............................................. 0.75 4/30/26 23
42 U.S. Treasury Note .............................................. 0.75 8/31/26 38
60 U.S. Treasury Note .............................................. 0.88 6/30/26 55
145 U.S. Treasury Note .............................................. 0.88 9/30/26 133
185 U.S. Treasury Note .............................................. 0.88 11/15/30 150
85 U.S. Treasury Note .............................................. 1.00 7/31/28 74
155 U.S. Treasury Note .............................................. 1.13 2/29/28 137
145 U.S. Treasury Note .............................................. 1.13 10/31/26 133
10 U.S. Treasury Note .............................................. 1.13 2/28/27 9
176 U.S. Treasury Note .............................................. 1.13 2/15/31 144
125 U.S. Treasury Note .............................................. 1.13 8/31/28 109
235 U.S. Treasury Note .............................................. 1.25 8/15/31 191
100 U.S. Treasury Note .............................................. 1.25 5/31/28 88
90 U.S. Treasury Note .............................................. 1.25 4/30/28 80
150 U.S. Treasury Note .............................................. 1.25 11/30/26 138
65 U.S. Treasury Note .............................................. 1.25 6/30/28 57
145 U.S. Treasury Note .............................................. 1.25 12/31/26 133
120 U.S. Treasury Note .............................................. 1.25 9/30/28 105
130 U.S. Treasury Note .............................................. 1.25 3/31/28 115
197 U.S. Treasury Note .............................................. 1.38 11/15/31 161
120 U.S. Treasury Note .............................................. 1.38 10/31/28 106
105 U.S. Treasury Note .............................................. 1.38 12/31/28 92
63 U.S. Treasury Note .............................................. 1.50 2/15/30 54
85 U.S. Treasury Note .............................................. 1.50 11/30/28 75
150 U.S. Treasury Note .............................................. 1.50 1/31/27 138
140 U.S. Treasury Note .............................................. 1.50 8/15/26 130
130 U.S. Treasury Note .............................................. 1.63 5/15/26 122
70 U.S. Treasury Note .............................................. 1.63 9/30/26 65
120 U.S. Treasury Note .............................................. 1.63 5/15/31 101
60 U.S. Treasury Note .............................................. 1.63 2/15/26 57
20 U.S. Treasury Note .............................................. 1.75 12/31/26 19
120 U.S. Treasury Note .............................................. 1.75 11/15/29 106
140 U.S. Treasury Note .............................................. 1.75 1/31/29 125
105 U.S. Treasury Note .............................................. 1.88 2/28/27 98
25 U.S. Treasury Note .............................................. 1.88 6/30/26 24
75 U.S. Treasury Note .............................................. 1.88 7/31/26 71
247 U.S. Treasury Note .............................................. 1.88 2/15/32 209

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — March 31, 2024 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Treasury Obligations (continued)
$ 65 U.S. Treasury Note .............................................. 1.88 2/28/29 $ 58
140 U.S. Treasury Note .............................................. 2.00 8/15/25 135
160 U.S. Treasury Note .............................................. 2.00 11/15/26 150
85 U.S. Treasury Note .............................................. 2.13 5/15/25 82
85 U.S. Treasury Note .............................................. 2.13 5/31/26 81
150 U.S. Treasury Note .............................................. 2.25 2/15/27 141
150 U.S. Treasury Note .............................................. 2.25 11/15/27 140
145 U.S. Treasury Note .............................................. 2.25 8/15/27 135
95 U.S. Treasury Note .............................................. 2.25 11/15/25 91
80 U.S. Treasury Note .............................................. 2.25 3/31/26 76
140 U.S. Treasury Note .............................................. 2.38 5/15/27 132
35 U.S. Treasury Note .............................................. 2.38 3/31/29 32
80 U.S. Treasury Note .............................................. 2.38 4/30/26 76
95 U.S. Treasury Note .............................................. 2.38 5/15/29 87
40 U.S. Treasury Note .............................................. 2.50 3/31/27 38
60 U.S. Treasury Note .............................................. 2.50 2/28/26 58
90 U.S. Treasury Note .............................................. 2.63 12/31/25 87
55 U.S. Treasury Note .............................................. 2.63 7/31/29 51
85 U.S. Treasury Note .............................................. 2.63 1/31/26 82
165 U.S. Treasury Note .............................................. 2.63 2/15/29 153
75 U.S. Treasury Note .............................................. 2.63 3/31/25 73
45 U.S. Treasury Note .............................................. 2.63 5/31/27 43
70 U.S. Treasury Note .............................................. 2.63 4/15/25 68
90 U.S. Treasury Note .............................................. 2.75 6/30/25 88
85 U.S. Treasury Note .............................................. 2.75 8/31/25 83
66 U.S. Treasury Note .............................................. 2.75 7/31/27 63
105 U.S. Treasury Note .............................................. 2.75 2/15/28 99
60 U.S. Treasury Note .............................................. 2.75 5/31/29 56
218 U.S. Treasury Note .............................................. 2.75 8/15/32 196
65 U.S. Treasury Note .............................................. 2.75 5/15/25 63
75 U.S. Treasury Note .............................................. 2.75 4/30/27 71
160 U.S. Treasury Note .............................................. 2.88 5/15/28 151
65 U.S. Treasury Note .............................................. 2.88 6/15/25 63
238 U.S. Treasury Note .............................................. 2.88 5/15/32 216
90 U.S. Treasury Note .............................................. 2.88 4/30/25 88
75 U.S. Treasury Note .............................................. 2.88 7/31/25 73
125 U.S. Treasury Note .............................................. 2.88 8/15/28 118
90 U.S. Treasury Note .............................................. 2.88 11/30/25 87
65 U.S. Treasury Note .............................................. 2.88 4/30/29 61
60 U.S. Treasury Note .............................................. 3.00 7/15/25 59
85 U.S. Treasury Note .............................................. 3.00 10/31/25 83
85 U.S. Treasury Note .............................................. 3.00 9/30/25 83
140 U.S. Treasury Note .............................................. 3.13 11/15/28 133
55 U.S. Treasury Note .............................................. 3.13 8/31/29 52
60 U.S. Treasury Note .............................................. 3.13 8/15/25 59
65 U.S. Treasury Note .............................................. 3.13 8/31/27 62
70 U.S. Treasury Note .............................................. 3.25 6/30/27 68
60 U.S. Treasury Note .............................................. 3.25 6/30/29 57
195 U.S. Treasury Note .............................................. 3.38 5/15/33 183
70 U.S. Treasury Note .............................................. 3.50 4/30/30 67
170 U.S. Treasury Note .............................................. 3.50 2/15/33 161
90 U.S. Treasury Note .............................................. 3.50 1/31/28 87
85 U.S. Treasury Note .............................................. 3.50 9/15/25 83
85 U.S. Treasury Note .............................................. 3.50 4/30/28 82
70 U.S. Treasury Note .............................................. 3.50 1/31/30 67
90 U.S. Treasury Note .............................................. 3.63 3/31/28 88
70 U.S. Treasury Note .............................................. 3.63 3/31/30 68
90 U.S. Treasury Note .............................................. 3.63 5/31/28 88
80 U.S. Treasury Note .............................................. 3.63 5/15/26 78

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — March 31, 2024 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Treasury Obligations (continued)
$ 70 U.S. Treasury Note .............................................. 3.75 5/31/30 $ 68
80 U.S. Treasury Note .............................................. 3.75 4/15/26 79
80 U.S. Treasury Note .............................................. 3.75 12/31/30 78
115 U.S. Treasury Note .............................................. 3.75 12/31/28 113
70 U.S. Treasury Note .............................................. 3.75 6/30/30 68
220 U.S. Treasury Note .............................................. 3.88 8/15/33 214
75 U.S. Treasury Note .............................................. 3.88 9/30/29 74
80 U.S. Treasury Note .............................................. 3.88 1/15/26 79
75 U.S. Treasury Note .............................................. 3.88 11/30/29 74
90 U.S. Treasury Note .............................................. 3.88 12/31/27 89
85 U.S. Treasury Note .............................................. 3.88 4/30/25 84
75 U.S. Treasury Note .............................................. 3.88 12/31/29 74
90 U.S. Treasury Note .............................................. 3.88 11/30/27 89
70 U.S. Treasury Note .............................................. 4.00 2/28/30 69
80 U.S. Treasury Note .............................................. 4.00 1/31/31 79
140 U.S. Treasury Note .............................................. 4.00 2/15/34 138
45 U.S. Treasury Note .............................................. 4.00 1/15/27 44
85 U.S. Treasury Note .............................................. 4.00 6/30/28 84
40 U.S. Treasury Note .............................................. 4.00 2/29/28 40
80 U.S. Treasury Note .............................................. 4.00 2/15/26 79
45 U.S. Treasury Note .............................................. 4.00 7/31/30 44
105 U.S. Treasury Note .............................................. 4.00 10/31/29 104
85 U.S. Treasury Note .............................................. 4.00 12/15/25 84
120 U.S. Treasury Note .............................................. 4.00 1/31/29 119
80 U.S. Treasury Note .............................................. 4.13 3/31/31 80
130 U.S. Treasury Note .............................................. 4.13 3/31/29 129
85 U.S. Treasury Note .............................................. 4.13 7/31/28 84
142 U.S. Treasury Note .............................................. 4.13 11/15/32 141
90 U.S. Treasury Note .............................................. 4.13 9/30/27 89
80 U.S. Treasury Note .............................................. 4.13 6/15/26 79
90 U.S. Treasury Note .............................................. 4.13 10/31/27 89
70 U.S. Treasury Note .............................................. 4.13 8/31/30 70
105 U.S. Treasury Note .............................................. 4.13 2/15/27 104
125 U.S. Treasury Note .............................................. 4.25 2/28/29 125
85 U.S. Treasury Note .............................................. 4.25 5/31/25 84
110 U.S. Treasury Note .............................................. 4.25 12/31/25 109
105 U.S. Treasury Note .............................................. 4.25 3/15/27 105
115 U.S. Treasury Note .............................................. 4.25 1/31/26 114
85 U.S. Treasury Note .............................................. 4.25 10/15/25 84
50 U.S. Treasury Note .............................................. 4.25 2/28/31 50
85 U.S. Treasury Note .............................................. 4.38 8/15/26 85
90 U.S. Treasury Note .............................................. 4.38 12/15/26 90
110 U.S. Treasury Note .............................................. 4.38 11/30/28 111
75 U.S. Treasury Note .............................................. 4.38 11/30/30 76
95 U.S. Treasury Note .............................................. 4.38 8/31/28 95
80 U.S. Treasury Note .............................................. 4.50 7/15/26 80
85 U.S. Treasury Note .............................................. 4.50 11/15/25 85
170 U.S. Treasury Note .............................................. 4.50 11/15/33 174
125 U.S. Treasury Note .............................................. 4.50 3/31/26 125
90 U.S. Treasury Note .............................................. 4.63 9/15/26 90
75 U.S. Treasury Note .............................................. 4.63 9/30/30 77
100 U.S. Treasury Note .............................................. 4.63 9/30/28 101
90 U.S. Treasury Note .............................................. 4.63 10/15/26 90
95 U.S. Treasury Note .............................................. 4.63 11/15/26 95
85 U.S. Treasury Note .............................................. 4.63 6/30/25 85
120 U.S. Treasury Note .............................................. 4.63 2/28/26 120
80 U.S. Treasury Note .............................................. 4.63 3/15/26 80
85 U.S. Treasury Note .............................................. 4.75 7/31/25 85
105 U.S. Treasury Note .............................................. 4.88 10/31/28 108

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — March 31, 2024 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Treasury Obligations (continued)
$ 75 U.S. Treasury Note .............................................. 4.88 10/31/30 $ 78
105 U.S. Treasury Note .............................................. 4.88 11/30/25 105
90 U.S. Treasury Note .............................................. 5.00 8/31/25 90
95 U.S. Treasury Note .............................................. 5.00 9/30/25 95
100 U.S. Treasury Note .............................................. 5.00 10/31/25 100
Total U.S. Treasury Obligations ................................... 21,407
Yankee Dollars — 1.70%
45 America Movil SAB de CV (Wireless Telecommunication Services)   ......... 6.13 11/15/37 47
185 Aptiv PLC/Aptiv Corp. (Specialty Retail), Callable 4/15/24 @ 100.00  ......... 2.40 2/18/25 179
30 BHP Billiton Finance USA Ltd. (Metals & Mining), Callable 6/8/33 @ 100.00  ... 5.25 9/8/33 30
64 British Telecommunications PLC (Diversified Telecommunication Services)   .... 9.63 12/15/30 78
170 Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels), Callable 6/15/25
@ 100.00  ................................................ 2.05 7/15/25 163
20 Canadian Pacific Railway Co. (Ground Transportation), Callable 6/2/51 @ 100.00  3.10 12/2/51 14
45 Canadian Pacific Railway Co. (Ground Transportation)   ................... 7.13 10/15/31 50
40 Deutsche Telekom International Finance BV (Diversified Telecommunication
Services)   ................................................ 8.75 6/15/30 47
80 Enbridge, Inc. (Oil, Gas & Consumable Fuels), Callable 2/1/51 @ 100.00  ...... 3.40 8/1/51 56
50 Equinor ASA (Oil, Gas & Consumable Fuels)   .......................... 5.10 8/17/40 50
75 Iberdrola International BV (Electric Utilities)   .......................... 5.81 3/15/25 75
80 Iberdrola International BV (Electric Utilities)   .......................... 6.75 7/15/36 91
45 Nutrien Ltd. (Chemicals), Callable 9/27/52 @ 100.00  ..................... 5.80 3/27/53 46
60 Orange SA (Diversified Telecommunication Services)   .................... 9.00 3/1/31 73
125 Pfizer Investment Enterprises Pte Ltd. (Capital Markets), Callable 11/19/42 @
100.00  .................................................. 5.11 5/19/43 122
70 Shell International Finance BV (Oil, Gas & Consumable Fuels)   ............. 4.55 8/12/43 65
35 Telefonica Emisiones SA (Diversified Telecommunication Services)   .......... 7.05 6/20/36 39
70 The Toronto-Dominion Bank (Banks)   ............................... 3.20 3/10/32 61
25 Vodafone Group PLC (Wireless Telecommunication Services)   .............. 4.13 5/30/25 25
25 Vodafone Group PLC (Wireless Telecommunication Services)   .............. 6.15 2/27/37 27
Total Yankee Dollars ............................................ 1,338
Shares
Investment Companies — 44.21%
Domestic Fixed Income — 38.97%
524,964
Vanguard Intermediate-Term Treasury ETF ............................ 30,737
Money Market Funds — 5.24%
75,412
State Street Institutional Treasury Money Market Fund, Premier Class ......... 5.24(d) 75
4,055,113
State Street Institutional Treasury Plus Money Market Fund, Trust Class ........ 5.20(d) 4,055
4,130
Total Investment Companies ...................................... 34,867
Total Investments (cost $82,663) — 100.56% ......................... 79,310
Liabilities in excess of other assets — (0.56)% ......................... (443)
Net Assets — 100.00% .......................................... $ 78,867
Amounts designated as "—" are $0 or have been rounded to $0.
(a) The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security.  The rate disclosed is the rate in effect on March 31, 2024.
(b) Zero Coupon Security. Effective rate shown is as of March 31, 2024.
(c) Variable Rate Security. The rate disclosed is the rate in effect on March 31, 2024.

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (concluded) — March 31, 2024 (Unaudited)
The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of March 31, 2024.
Amounts designated as "—" indicate the Specialist Manager did not manage any holdings in that category.
(d) Annualized 7-day yield as of period-end.
bps—Basis Points
ETF—Exchange-Traded Fund
MTN—Medium Term Note
REIT—Real Estate Investment Trust
SOFR—Secured Overnight Financing Rate
TBA
—
To Be Announced purchase or sale commitment. Security is subject to delayed delivery
TSFR3M
—
3 Month SOFR
The Core Fixed Income Portfolio
Agincourt
Capital
Management,
LLC
Mellon
Investments
Corporation
Parametric
Portfolio
Associates,
LLC
HC Capital
Solutions Total
Asset Backed Securities .......................................................................................... — 0.22% — — 0.22%
Collateralized Mortgage Obligations ...................................................................... — 0.72% — — 0.72%
U.S. Government Agency Mortgages ..................................................................... — 11.85% — — 11.85%
U.S. Government Agency Securities ...................................................................... — 0.54% — — 0.54%
Corporate Bonds ..................................................................................................... 14.18% — — — 14.18%
U.S. Treasury Obligations ....................................................................................... — 27.14% — — 27.14%
Yankee Dollars ........................................................................................................ 1.70% — — — 1.70%
Investment Companies ............................................................................................ 0.10% 1.02% 39.50% 3.59% 44.21%
Other Assets (Liabilities) ........................................................................................ 0.16% -0.72% -0.01% 0.01% -0.56%
Total Net Assets ................................................................................................. 16.14% 40.77% 39.49% 3.60% 100.00%

HC CAPITAL TRUST
The Corporate Opportunities Portfolio
Portfolio of Investments — March 31, 2024 (Unaudited)
147
Shares Security Description Rate %
Maturity
Date
Value
(000)
Common Stock — 0 .00%
1,740,900
ACC Claims Holding LLC ( Financial Services ) ^ (a) (b) .................... $ –
Total Common Stock ........................................... –
Investment Companies — 97 .27%
Domestic Fixed Income — 19 .59%
494,918
Allspring Income Opportunities ..................................... 3,286
369,728
Blackstone Strategic Credit Term Fund ............................... 4,400
281,261
Eaton Vance Ltd. Duration Income Fund .............................. 2,742
148,064
First Trust High Income Long/Short Fund ............................. 1,766
377,784
First Trust Senior Floating Rate Income Fund II ......................... 3,910
696,267
Franklin Ltd. Duration Income Trust ................................. 4,366
396,457
Nuveen Credit Strategies Income Fund ............................... 2,208
399,493
Nuveen Floating Rate Income Fund/Closed-end Fund ..................... 3,488
295,781
PGIM High Yield Bond Fund, Inc. ................................... 3,842
328,620
PGIM Short Duration High Yield Opportunities Fund ..................... 5,054
281,183
Western Asset Diversified Income Fund ............................... 4,063
1,004,747
Western Asset High Income Opportunity Fund, Inc. ...................... 3,919
43,044
International Fixed Income — 5 .99%
90,450
BNY Mellon Alcentra Global Credit Income 2024 Target Term Fund, Inc. ...... 779
357,280
First Trust High Yield Opportunities 2027 Term Fund ..................... 5,195
423,898
PGIM Global High Yield Fund, Inc. .................................. 5,070
178,462
Western Asset High Yield Defined Opportunity Fund, Inc. .................. 2,134
13,178
Money Market Funds — 71 .69%
1,177,000
Federated Hermes Treasury Obligations Fund, Institutional Shares ^^ .......... 5.17(c) 1,177
156,084,278
State Street Institutional Treasury Plus Money Market Fund, Trust Class ........ 5.20(c) 156,084
270,788 State Street Institutional U.S. Government Money Market Fund, Administrative
Class .................................................... 5.01(c) 271
157,532
Total Investment Companies ...................................... 213,754
Total Investments (cost $ 211,303 ) — 97 .27% .......................... 213,754
Other assets in excess of liabilities — 2 .73% .......................... 6,007
Net Assets — 100.00% .......................................... $ 219,761
Amounts designated as "—" are $0 or have been rounded to $0.
^ All or part of this security was on loan as of March 31, 2024.
^^ Purchased with cash collateral held from securities lending.
(a) Escrow security due to bankruptcy.
(b) Security was valued using significant unobservable inputs as of March 31, 2024.
(c) Annualized 7-day yield as of period-end.

HC CAPITAL TRUST
The Corporate Opportunities Portfolio
Portfolio of Investments (concluded) — March 31, 2024 (Unaudited)
The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of March 31, 2024 .
Amounts designated as "—" indicate the Specialist Manager did not manage any holdings in that category.
The Corporate Opportunities Portfolio
City of London
Investment
Management
Company,
Limited
Parametric
Portfolio
Associates,
LLC
HC Capital
Solutions Total
Common Stocks ............................................................................................................................... — — 0.00% 0.00%
Investment Companies ..................................................................................................................... 25.71% 71.02% 0.54% 97.27%
Other Assets (Liabilities) ................................................................................................................. 0.67% 2.57% -0.51% 2.73%
Total Net Assets .......................................................................................................................... 26.38% 73.59% 0.03% 100.00%
The following table reflects the open derivative positions held by the Portfolio as of March 31, 2024 .
Futures Contracts Purchased *
Description
Number of
Contracts Expiration Date
Notional Amount
(000)
Value and
Unrealized
Appreciation/
(Depreciation)
(000)
5 Year US Treasury Note Future ................... 903 6/28/24 $ 96,635 $ 261
E-Mini S&P 500 Future ......................... 244 6/21/24 64,764 977
$ 161,399 $ 1,238
Total Unrealized Appreciation ..................... $ 1,238
Total Unrealized Depreciation ..................... —
Total Net Unrealized Appreciation/(Depreciation) ....... $ 1,238
* Cash has been pledged as collateral for futures contracts held by the Portfolio.

HC CAPITAL TRUST
The U.S. Government Fixed Income Securities Portfolio
Portfolio of Investments — March 31, 2024 (Unaudited)
149
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Securities — 1.00%
$ 200 Fannie Mae ................................................... 0.38 8/25/25 $ 188
450 Fannie Mae ................................................... 0.50 6/17/25 426
400 Fannie Mae ................................................... 0.50 11/7/25 373
350 Fannie Mae ................................................... 0.75 10/8/27 309
100 Fannie Mae, Callable 6/18/24 @ 100.00 ............................... 0.88 12/18/26 91
200 Fannie Mae ................................................... 0.88 8/5/30 162
100 Fannie Mae ................................................... 1.88 9/24/26 94
150 Fannie Mae ................................................... 2.13 4/24/26 143
95 Fannie Mae ................................................... 6.25 5/15/29 103
160 Fannie Mae ................................................... 6.63 11/15/30 181
180 Fannie Mae ................................................... 7.25 5/15/30 208
250 Federal Farm Credit Bank, Callable 4/11/24 @ 100.00 .................... 1.00 10/7/26 228
75 Federal Farm Credit Bank, Callable 4/11/24 @ 100.00 .................... 1.24 12/23/30 60
468 Federal Farm Credit Bank, Callable 4/11/24 @ 100.00 .................... 1.55 7/26/30 389
300 Federal Farm Credit Bank ......................................... 4.38 7/6/26 298
100 Federal Farm Credit Bank ......................................... 4.50 8/14/26 100
200 Federal Farm Credit Bank ......................................... 4.75 5/28/26 200
500 Federal Farm Credit Bank, Callable 7/2/24 @ 100.00 ..................... 5.94 1/2/36 498
300 Federal Home Loan Bank ......................................... 0.38 9/4/25 281
200 Federal Home Loan Bank ......................................... 0.50 4/14/25 191
70 Federal Home Loan Bank, Series 4, Callable 4/27/24 @ 100.00 .............. 1.00 7/27/26 64
100 Federal Home Loan Bank ......................................... 1.25 12/21/26 92
300 Federal Home Loan Bank ......................................... 3.25 6/9/28 288
800 Federal Home Loan Bank, Series 2, Callable 5/28/24 @ 100.00 .............. 4.00 8/28/25 789
300 Federal Home Loan Bank ......................................... 4.00 6/30/28 297
200 Federal Home Loan Bank ......................................... 4.38 6/12/26 199
500 Federal Home Loan Bank ......................................... 4.63 11/17/26 502
165 Federal Home Loan Bank ......................................... 5.50 7/15/36 179
100 Freddie Mac, Series 1 ............................................ 0.00(a) 11/15/38 50
500 Freddie Mac .................................................. 0.38 9/23/25 468
650 Freddie Mac .................................................. 0.38 7/21/25 613
400 Freddie Mac, Callable 4/27/24 @ 100.00 .............................. 0.80 10/27/26 363
27 Freddie Mac, Callable 5/28/24 @ 100.00 .............................. 4.20 8/28/25 27
300 Freddie Mac, Callable 11/21/24 @ 100.00 ............................. 5.50 2/21/29 300
250 Freddie Mac .................................................. 6.25 7/15/32 282
180 Freddie Mac .................................................. 6.75 3/15/31 205
85 Tennessee Valley Authority ........................................ 5.25 9/15/39 89
200 Tennessee Valley Authority ........................................ 5.38 4/1/56 214
100 Tennessee Valley Authority ........................................ 5.88 4/1/36 111
140 Tennessee Valley Authority ........................................ 6.15 1/15/38 160
Total U.S. Government Agency Securities ............................ 9,815
U.S. Treasury Obligations — 46.47%
2,700 U.S. Treasury Bond ............................................. 1.13 5/15/40 1,686
2,625 U.S. Treasury Bond ............................................. 1.13 8/15/40 1,623
1,945 U.S. Treasury Bond ............................................. 1.25 5/15/50 995
1,965 U.S. Treasury Bond ............................................. 1.38 11/15/40 1,263
3,080 U.S. Treasury Bond ............................................. 1.38 8/15/50 1,626
2,320 U.S. Treasury Bond ............................................. 1.63 11/15/50 1,310
2,625 U.S. Treasury Bond ............................................. 1.75 8/15/41 1,771
2,695 U.S. Treasury Bond ............................................. 1.88 2/15/51 1,623
2,140 U.S. Treasury Bond ............................................. 1.88 2/15/41 1,491
2,215 U.S. Treasury Bond ............................................. 1.88 11/15/51 1,327
1,370 U.S. Treasury Bond ............................................. 2.00 2/15/50 858
4,335 U.S. Treasury Bond ............................................. 2.00 8/15/51 2,685
3,320 U.S. Treasury Bond ............................................. 2.00 11/15/41 2,328
1,260 U.S. Treasury Bond ............................................. 2.25 8/15/46 862
1,250 U.S. Treasury Bond ............................................. 2.25 8/15/49 833

HC CAPITAL TRUST
The U.S. Government Fixed Income Securities Portfolio
Portfolio of Investments (continued) — March 31, 2024 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Treasury Obligations (continued)
$ 1,750 U.S. Treasury Bond ............................................. 2.25 5/15/41 $ 1,293
3,010 U.S. Treasury Bond ............................................. 2.25 2/15/52 1,980
3,000 U.S. Treasury Bond ............................................. 2.38 11/15/49 2,053
3,860 U.S. Treasury Bond ............................................. 2.38 5/15/51 2,619
1,880 U.S. Treasury Bond ............................................. 2.38 2/15/42 1,398
1,135 U.S. Treasury Bond ............................................. 2.50 2/15/46 820
800 U.S. Treasury Bond ............................................. 2.50 5/15/46 577
2,985 U.S. Treasury Bond ............................................. 2.50 2/15/45 2,182
1,110 U.S. Treasury Bond ............................................. 2.75 8/15/47 830
1,995 U.S. Treasury Bond ............................................. 2.75 11/15/42 1,561
450 U.S. Treasury Bond ............................................. 2.75 8/15/42 353
2,320 U.S. Treasury Bond ............................................. 2.75 11/15/47 1,732
955 U.S. Treasury Bond ............................................. 2.88 11/15/46 735
2,000 U.S. Treasury Bond ............................................. 2.88 5/15/49 1,521
2,095 U.S. Treasury Bond ............................................. 2.88 5/15/52 1,585
831 U.S. Treasury Bond ............................................. 2.88 5/15/43 660
780 U.S. Treasury Bond ............................................. 2.88 8/15/45 607
1,370 U.S. Treasury Bond ............................................. 3.00 2/15/48 1,071
1,855 U.S. Treasury Bond ............................................. 3.00 11/15/44 1,485
1,125 U.S. Treasury Bond ............................................. 3.00 5/15/42 921
1,645 U.S. Treasury Bond ............................................. 3.00 2/15/49 1,282
1,075 U.S. Treasury Bond ............................................. 3.00 5/15/47 844
1,460 U.S. Treasury Bond ............................................. 3.00 8/15/48 1,139
1,070 U.S. Treasury Bond ............................................. 3.00 8/15/52 831
1,010 U.S. Treasury Bond ............................................. 3.00 5/15/45 805
440 U.S. Treasury Bond ............................................. 3.00 2/15/47 346
1,177 U.S. Treasury Bond ............................................. 3.13 2/15/43 974
1,030 U.S. Treasury Bond ............................................. 3.13 5/15/48 823
1,730 U.S. Treasury Bond ............................................. 3.13 8/15/44 1,416
1,000 U.S. Treasury Bond ............................................. 3.13 11/15/41 840
1,000 U.S. Treasury Bond ............................................. 3.13 2/15/42 837
850 U.S. Treasury Bond ............................................. 3.25 5/15/42 723
1,315 U.S. Treasury Bond ............................................. 3.38 8/15/42 1,136
1,530 U.S. Treasury Bond ............................................. 3.38 5/15/44 1,305
2,400 U.S. Treasury Bond ............................................. 3.38 11/15/48 2,005
90 U.S. Treasury Bond ............................................. 3.50 2/15/39 83
2,205 U.S. Treasury Bond ............................................. 3.63 2/15/44 1,956
1,470 U.S. Treasury Bond ............................................. 3.63 8/15/43 1,307
2,100 U.S. Treasury Bond ............................................. 3.63 2/15/53 1,843
3,605 U.S. Treasury Bond ............................................. 3.63 5/15/53 3,167
1,220 U.S. Treasury Bond ............................................. 3.75 11/15/43 1,103
225 U.S. Treasury Bond ............................................. 3.88 8/15/40 212
875 U.S. Treasury Bond ............................................. 3.88 2/15/43 809
150 U.S. Treasury Bond ............................................. 3.88 5/15/43 138
925 U.S. Treasury Bond ............................................. 4.00 11/15/52 870
3,265 U.S. Treasury Bond ............................................. 4.13 8/15/53 3,138
1,650 U.S. Treasury Bond ............................................. 4.25 2/15/54 1,623
550 U.S. Treasury Bond ............................................. 4.25 11/15/40 542
30 U.S. Treasury Bond ............................................. 4.25 5/15/39 30
530 U.S. Treasury Bond ............................................. 4.38 2/15/38 540
163 U.S. Treasury Bond ............................................. 4.38 5/15/40 164
855 U.S. Treasury Bond ............................................. 4.38 11/15/39 862
551 U.S. Treasury Bond ............................................. 4.38 5/15/41 550
255 U.S. Treasury Bond ............................................. 4.50 5/15/38 263
1,150 U.S. Treasury Bond ............................................. 4.50 8/15/39 1,178
25 U.S. Treasury Bond ............................................. 4.50 2/15/36 26
673 U.S. Treasury Bond ............................................. 4.63 2/15/40 697
1,750 U.S. Treasury Bond ............................................. 4.75 11/15/43 1,816
520 U.S. Treasury Bond ............................................. 4.75 2/15/37 552

HC CAPITAL TRUST
The U.S. Government Fixed Income Securities Portfolio
Portfolio of Investments (continued) — March 31, 2024 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Treasury Obligations (continued)
$ 1,500 U.S. Treasury Bond ............................................. 4.75 2/15/41 $ 1,569
2,725 U.S. Treasury Bond ............................................. 4.75 11/15/53 2,909
235 U.S. Treasury Bond ............................................. 5.00 5/15/37 255
425 U.S. Treasury Bond ............................................. 5.25 2/15/29 443
282 U.S. Treasury Bond ............................................. 5.25 11/15/28 293
215 U.S. Treasury Bond ............................................. 5.38 2/15/31 230
400 U.S. Treasury Bond ............................................. 5.50 8/15/28 419
995 U.S. Treasury Bond ............................................. 6.00 2/15/26 1,018
280 U.S. Treasury Bond ............................................. 6.13 8/15/29 304
265 U.S. Treasury Bond ............................................. 6.13 11/15/27 280
1,090 U.S. Treasury Bond ............................................. 6.25 5/15/30 1,204
100 U.S. Treasury Bond ............................................. 6.38 8/15/27 106
3 U.S. Treasury Bond ............................................. 6.50 11/15/26 3
1,000 U.S. Treasury Bond ............................................. 6.63 2/15/27 1,056
200 U.S. Treasury Bond ............................................. 6.75 8/15/26 209
600 U.S. Treasury Bond ............................................. 6.88 8/15/25 616
1,880 U.S. Treasury Note .............................................. 0.25 10/31/25 1,751
2,525 U.S. Treasury Note .............................................. 0.25 5/31/25 2,391
1,000 U.S. Treasury Note .............................................. 0.25 9/30/25 934
2,425 U.S. Treasury Note .............................................. 0.25 6/30/25 2,289
1,580 U.S. Treasury Note .............................................. 0.25 7/31/25 1,486
3,105 U.S. Treasury Note .............................................. 0.25 8/31/25 2,911
1,910 U.S. Treasury Note .............................................. 0.38 4/30/25 1,818
2,200 U.S. Treasury Note .............................................. 0.38 11/30/25 2,046
2,075 U.S. Treasury Note .............................................. 0.38 7/31/27 1,820
3,415 U.S. Treasury Note .............................................. 0.38 9/30/27 2,977
3,110 U.S. Treasury Note .............................................. 0.38 1/31/26 2,875
2,920 U.S. Treasury Note .............................................. 0.38 12/31/25 2,708
1,900 U.S. Treasury Note .............................................. 0.50 6/30/27 1,678
2,640 U.S. Treasury Note .............................................. 0.50 4/30/27 2,345
2,600 U.S. Treasury Note .............................................. 0.50 5/31/27 2,302
3,090 U.S. Treasury Note .............................................. 0.50 8/31/27 2,714
2,425 U.S. Treasury Note .............................................. 0.50 10/31/27 2,118
3,675 U.S. Treasury Note .............................................. 0.50 2/28/26 3,397
2,720 U.S. Treasury Note .............................................. 0.63 5/15/30 2,196
3,895 U.S. Treasury Note .............................................. 0.63 8/15/30 3,118
2,800 U.S. Treasury Note .............................................. 0.63 12/31/27 2,444
2,885 U.S. Treasury Note .............................................. 0.63 11/30/27 2,525
2,635 U.S. Treasury Note .............................................. 0.63 7/31/26 2,408
690 U.S. Treasury Note .............................................. 0.63 3/31/27 617
1,845 U.S. Treasury Note .............................................. 0.75 8/31/26 1,686
1,470 U.S. Treasury Note .............................................. 0.75 4/30/26 1,358
2,890 U.S. Treasury Note .............................................. 0.75 3/31/26 2,678
2,800 U.S. Treasury Note .............................................. 0.75 5/31/26 2,580
4,025 U.S. Treasury Note .............................................. 0.75 1/31/28 3,521
1,615 U.S. Treasury Note .............................................. 0.88 9/30/26 1,478
2,295 U.S. Treasury Note .............................................. 0.88 6/30/26 2,116
5,330 U.S. Treasury Note .............................................. 0.88 11/15/30 4,314
3,365 U.S. Treasury Note .............................................. 1.00 7/31/28 2,932
2,825 U.S. Treasury Note .............................................. 1.13 10/31/26 2,594
2,465 U.S. Treasury Note .............................................. 1.13 2/29/28 2,183
3,635 U.S. Treasury Note .............................................. 1.13 8/31/28 3,178
4,995 U.S. Treasury Note .............................................. 1.13 2/15/31 4,096
1,840 U.S. Treasury Note .............................................. 1.13 2/28/27 1,675
3,390 U.S. Treasury Note .............................................. 1.25 5/31/28 2,999
3,510 U.S. Treasury Note .............................................. 1.25 4/30/28 3,112
3,195 U.S. Treasury Note .............................................. 1.25 11/30/26 2,937
3,515 U.S. Treasury Note .............................................. 1.25 6/30/28 3,104
1,850 U.S. Treasury Note .............................................. 1.25 12/31/26 1,698

HC CAPITAL TRUST
The U.S. Government Fixed Income Securities Portfolio
Portfolio of Investments (continued) — March 31, 2024 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Treasury Obligations (continued)
$ 3,990 U.S. Treasury Note .............................................. 1.25 9/30/28 $ 3,501
2,460 U.S. Treasury Note .............................................. 1.25 3/31/28 2,186
5,385 U.S. Treasury Note .............................................. 1.25 8/15/31 4,385
3,400 U.S. Treasury Note .............................................. 1.38 10/31/28 2,995
3,650 U.S. Treasury Note .............................................. 1.38 12/31/28 3,202
5,000 U.S. Treasury Note .............................................. 1.38 11/15/31 4,084
450 U.S. Treasury Note .............................................. 1.38 8/31/26 418
2,645 U.S. Treasury Note .............................................. 1.50 2/15/30 2,273
4,705 U.S. Treasury Note .............................................. 1.50 1/31/27 4,338
3,410 U.S. Treasury Note .............................................. 1.50 11/30/28 3,016
1,000 U.S. Treasury Note .............................................. 1.50 8/15/26 932
1,000 U.S. Treasury Note .............................................. 1.63 10/31/26 931
2,930 U.S. Treasury Note .............................................. 1.63 8/15/29 2,571
945 U.S. Treasury Note .............................................. 1.63 11/30/26 878
4,955 U.S. Treasury Note .............................................. 1.63 5/15/31 4,176
3,400 U.S. Treasury Note .............................................. 1.63 2/15/26 3,215
3,500 U.S. Treasury Note .............................................. 1.63 5/15/26 3,289
600 U.S. Treasury Note .............................................. 1.63 9/30/26 560
2,390 U.S. Treasury Note .............................................. 1.75 11/15/29 2,104
1,100 U.S. Treasury Note .............................................. 1.75 12/31/26 1,024
3,505 U.S. Treasury Note .............................................. 1.75 1/31/29 3,126
4,100 U.S. Treasury Note .............................................. 1.88 2/15/32 3,462
1,965 U.S. Treasury Note .............................................. 1.88 2/28/29 1,761
410 U.S. Treasury Note .............................................. 1.88 6/30/26 387
1,390 U.S. Treasury Note .............................................. 1.88 7/31/26 1,308
3,435 U.S. Treasury Note .............................................. 1.88 2/28/27 3,196
2,885 U.S. Treasury Note .............................................. 2.00 11/15/26 2,708
2,575 U.S. Treasury Note .............................................. 2.00 8/15/25 2,478
1,430 U.S. Treasury Note .............................................. 2.13 5/31/26 1,357
2,985 U.S. Treasury Note .............................................. 2.13 5/15/25 2,892
1,775 U.S. Treasury Note .............................................. 2.25 11/15/27 1,651
2,575 U.S. Treasury Note .............................................. 2.25 8/15/27 2,404
1,785 U.S. Treasury Note .............................................. 2.25 2/15/27 1,680
2,000 U.S. Treasury Note .............................................. 2.25 3/31/26 1,909
2,375 U.S. Treasury Note .............................................. 2.25 11/15/25 2,281
2,510 U.S. Treasury Note .............................................. 2.38 5/15/27 2,361
130 U.S. Treasury Note .............................................. 2.38 4/30/26 124
2,715 U.S. Treasury Note .............................................. 2.38 5/15/29 2,483
2,815 U.S. Treasury Note .............................................. 2.38 3/31/29 2,580
2,000 U.S. Treasury Note .............................................. 2.50 3/31/27 1,893
2,000 U.S. Treasury Note .............................................. 2.50 2/28/26 1,921
1,250 U.S. Treasury Note .............................................. 2.63 5/31/27 1,185
1,370 U.S. Treasury Note .............................................. 2.63 4/15/25 1,337
1,305 U.S. Treasury Note .............................................. 2.63 1/31/26 1,258
2,065 U.S. Treasury Note .............................................. 2.63 7/31/29 1,908
1,205 U.S. Treasury Note .............................................. 2.63 12/31/25 1,163
3,745 U.S. Treasury Note .............................................. 2.63 2/15/29 3,479
1,500 U.S. Treasury Note .............................................. 2.75 4/30/27 1,429
3,000 U.S. Treasury Note .............................................. 2.75 5/31/29 2,794
4,160 U.S. Treasury Note .............................................. 2.75 8/15/32 3,732
1,280 U.S. Treasury Note .............................................. 2.75 8/31/25 1,243
2,525 U.S. Treasury Note .............................................. 2.75 5/15/25 2,464
850 U.S. Treasury Note .............................................. 2.75 6/30/25 828
2,825 U.S. Treasury Note .............................................. 2.75 2/15/28 2,667
3,000 U.S. Treasury Note .............................................. 2.88 4/30/29 2,813
2,995 U.S. Treasury Note .............................................. 2.88 5/15/28 2,834
1,800 U.S. Treasury Note .............................................. 2.88 11/30/25 1,745
2,005 U.S. Treasury Note .............................................. 2.88 6/15/25 1,956
1,500 U.S. Treasury Note .............................................. 2.88 4/30/25 1,467

HC CAPITAL TRUST
The U.S. Government Fixed Income Securities Portfolio
Portfolio of Investments (continued) — March 31, 2024 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Treasury Obligations (continued)
$ 3,610 U.S. Treasury Note .............................................. 2.88 5/15/32 $ 3,278
540 U.S. Treasury Note .............................................. 2.88 7/31/25 526
1,505 U.S. Treasury Note .............................................. 2.88 5/31/25 1,469
3,380 U.S. Treasury Note .............................................. 2.88 8/15/28 3,191
880 U.S. Treasury Note .............................................. 3.00 10/31/25 856
1,415 U.S. Treasury Note .............................................. 3.00 9/30/25 1,378
1,835 U.S. Treasury Note .............................................. 3.00 7/15/25 1,792
1,930 U.S. Treasury Note .............................................. 3.13 8/15/25 1,886
2,000 U.S. Treasury Note .............................................. 3.13 8/31/29 1,893
3,430 U.S. Treasury Note .............................................. 3.13 11/15/28 3,267
2,200 U.S. Treasury Note .............................................. 3.25 6/30/27 2,125
1,700 U.S. Treasury Note .............................................. 3.25 6/30/29 1,621
4,400 U.S. Treasury Note .............................................. 3.38 5/15/33 4,122
1,245 U.S. Treasury Note .............................................. 3.50 1/31/30 1,198
1,905 U.S. Treasury Note .............................................. 3.50 9/15/25 1,869
2,200 U.S. Treasury Note .............................................. 3.50 1/31/28 2,135
5,000 U.S. Treasury Note .............................................. 3.50 2/15/33 4,735
1,580 U.S. Treasury Note .............................................. 3.63 5/15/26 1,549
400 U.S. Treasury Note .............................................. 3.63 3/31/30 387
2,500 U.S. Treasury Note .............................................. 3.75 12/31/28 2,447
5,045 U.S. Treasury Note .............................................. 3.75 12/31/30 4,904
2,175 U.S. Treasury Note .............................................. 3.75 5/31/30 2,118
1,545 U.S. Treasury Note .............................................. 3.75 4/15/26 1,518
4,205 U.S. Treasury Note .............................................. 3.88 8/15/33 4,095
2,500 U.S. Treasury Note .............................................. 3.88 4/30/25 2,470
2,490 U.S. Treasury Note .............................................. 3.88 1/15/26 2,454
1,765 U.S. Treasury Note .............................................. 3.88 11/30/29 1,733
1,325 U.S. Treasury Note .............................................. 3.88 12/31/29 1,301
1,400 U.S. Treasury Note .............................................. 3.88 9/30/29 1,375
2,400 U.S. Treasury Note .............................................. 4.00 2/15/26 2,370
1,950 U.S. Treasury Note .............................................. 4.00 1/31/29 1,930
2,800 U.S. Treasury Note .............................................. 4.00 2/15/34 2,754
1,000 U.S. Treasury Note .............................................. 4.00 2/29/28 988
1,985 U.S. Treasury Note .............................................. 4.00 1/31/31 1,959
1,725 U.S. Treasury Note .............................................. 4.00 12/15/25 1,704
1,750 U.S. Treasury Note .............................................. 4.00 10/31/29 1,729
2,050 U.S. Treasury Note .............................................. 4.00 1/15/27 2,026
2,230 U.S. Treasury Note .............................................. 4.13 2/15/27 2,211
1,580 U.S. Treasury Note .............................................. 4.13 6/15/26 1,565
3,720 U.S. Treasury Note .............................................. 4.13 11/15/32 3,695
2,500 U.S. Treasury Note .............................................. 4.25 5/31/25 2,479
2,280 U.S. Treasury Note .............................................. 4.25 3/15/27 2,269
2,000 U.S. Treasury Note .............................................. 4.25 12/31/25 1,984
1,835 U.S. Treasury Note .............................................. 4.25 10/15/25 1,820
1,825 U.S. Treasury Note .............................................. 4.25 2/28/31 1,828
2,750 U.S. Treasury Note .............................................. 4.25 2/28/29 2,754
1,670 U.S. Treasury Note .............................................. 4.38 8/15/26 1,663
2,220 U.S. Treasury Note .............................................. 4.38 11/30/30 2,238
1,950 U.S. Treasury Note .............................................. 4.38 12/15/26 1,945
1,765 U.S. Treasury Note .............................................. 4.50 11/15/25 1,757
1,590 U.S. Treasury Note .............................................. 4.50 7/15/26 1,588
4,815 U.S. Treasury Note .............................................. 4.50 11/15/33 4,921
1,750 U.S. Treasury Note .............................................. 4.63 9/15/26 1,754
1,555 U.S. Treasury Note .............................................. 4.63 3/15/26 1,554
2,750 U.S. Treasury Note .............................................. 4.63 2/28/26 2,748
1,805 U.S. Treasury Note .............................................. 4.63 10/15/26 1,810
1,945 U.S. Treasury Note .............................................. 4.63 11/15/26 1,951
475 U.S. Treasury Note .............................................. 4.88 11/30/25 476

HC CAPITAL TRUST
The U.S. Government Fixed Income Securities Portfolio
Portfolio of Investments (continued) — March 31, 2024 (Unaudited)
The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of March 31, 2024.
Amounts designated as "—" indicate the Specialist Manager did not manage any holdings in that category.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Treasury Obligations (continued)
$ 340 U.S. Treasury Note .............................................. 4.88 10/31/30 $ 352
Total U.S. Treasury Obligations ................................... 456,916
Shares
Investment Companies — 51.79%
Domestic Fixed Income — 49.37%
6,531,963
Vanguard Intermediate-Term Treasury ETF ............................ 382,446
1,773,950
Vanguard Short-Term Treasury ETF .................................. 103,013
485,459
Money Market Funds — 2.42%
23,823,521
State Street Institutional Treasury Plus Money Market Fund, Trust Class ........ 5.20(b) 23,824
Total Investment Companies ...................................... 509,283
Total Investments (cost $999,853) — 99.26% ......................... 976,014
Other assets in excess of liabilities — 0.74% .......................... 7,244
Net Assets — 100.00% .......................................... $ 983,258
(a) Zero Coupon Security. Effective rate shown is as of March 31, 2024.
(b) Annualized 7-day yield as of period-end.
ETF—Exchange-Traded Fund
The U.S. Government Fixed Income Securities Portfolio
Mellon
Investments
Corporation
Parametric
Portfolio
Associates,
LLC Total
U.S. Government Agency Securities ....................................................................................................................... 1.00% — 1.00%
U.S. Treasury Obligations ........................................................................................................................................ 46.47% — 46.47%
Investment Company ............................................................................................................................................... — 51.79% 51.79%
Other Assets (Liabilities) ........................................................................................................................................ 0.44% % 0.30% 0.74%
Total Net Assets .................................................................................................................................................. 47.91% 52.09% 100.00%

HC CAPITAL TRUST
The U.S. Government Fixed Income Securities Portfolio
Portfolio of Investments (concluded) — March 31, 2024 (Unaudited)
The following table reflects the open derivative positions held by the Portfolio as of March 31, 2024 .
Futures Contracts Purchased *
Description
Number of
Contracts Expiration Date
Notional Amount
(000)
Value and
Unrealized
Appreciation/
(Depreciation)
(000)
10 Year US Treasury Note Future ............................. 1,189 6/19/24 $ 131,737 $ 901
$ 131,737 $ 901
Total Unrealized Appreciation ..................... $ 901
Total Unrealized Depreciation ..................... —
Total Net Unrealized Appreciation/(Depreciation) ....... $ 901
* Cash has been pledged as collateral for futures contracts held by the Portfolio.
Options on Futures Contracts
Exchange-traded options on futures contacts written as of March 31, 2024 were as follows:
Description Put/Call
Number of
Contracts
Notional
Amount
(000)
Exercise
Price
Expiration
Date
Value
(000)
10 Year US Treasury Note Future Option .................. Put 50 $ 268 $ 107.00 5/27/24 $ (5)
10 Year US Treasury Note Future Option .................. Put 50 270 108.00 5/27/24 (10)
10 Year US Treasury Note Future Option .................. Put 100 538 107.50 5/27/24 (16)
$ (31)

HC CAPITAL TRUST
The U.S. Corporate Fixed Income Securities Portfolio
Portfolio of Investments — March 31, 2024 (Unaudited)
156
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Corporate Bonds — 70 .57%
$ 2,694 AbbVie, Inc. ( Biotechnology ) ..................................... 4.40 11/6/42 $ 2,438
782 Air Products and Chemicals, Inc. ( Chemicals ) , Callable 11/15/39 @ 100.00 ..... 2.70 5/15/40 569
615 Alabama Power Co. , Series B ( Electric Utilities ) , Callable 6/1/47 @ 100.00 ..... 3.70 12/1/47 476
2,315 Amgen, Inc. ( Biotechnology ) , Callable 2/1/25 @ 100.00 .................. 3.13 5/1/25 2,260
1,435 Amgen, Inc. ( Biotechnology ) , Callable 8/21/39 @ 100.00 .................. 3.15 2/21/40 1,097
1,110 Amgen, Inc. ( Biotechnology ) , Callable 12/15/50 @ 100.00 ................. 4.66 6/15/51 984
1,790 Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. ( Beverages ) ,
Callable 8/1/45 @ 100.00 .................................... 4.90 2/1/46 1,701
940 Anheuser-Busch InBev Worldwide, Inc. ( Beverages ) ..................... 4.95 1/15/42 915
2,775 Apple, Inc. ( Technology Hardware, Storage & Peripherals ) , Callable 8/23/45 @
100.00 .................................................. 4.65 2/23/46 2,669
1,065 AT&T, Inc. ( Diversified Telecommunication Services ) , Callable 11/1/31 @ 100.00 2.25 2/1/32 867
2,519 AT&T, Inc. ( Diversified Telecommunication Services ) , Callable 3/15/55 @ 100.00 3.55 9/15/55 1,751
875 AT&T, Inc. ( Diversified Telecommunication Services ) , Callable 9/9/48 @ 100.00 . 4.55 3/9/49 740
255 Atmos Energy Corp. ( Gas Utilities ) , Callable 4/15/44 @ 100.00 ............. 4.13 10/15/44 220
1,145 Atmos Energy Corp. ( Gas Utilities ) , Callable 7/15/42 @ 100.00 ............. 4.15 1/15/43 996
5,805 Bank of America Corp. ( Banks ) , Callable 4/22/31 @ 100.00 ................ 2.69 (SOFR + 132
bps)(a) 4/22/32 4,894
5,225 Bank of America Corp. , MTN ( Banks ) , Callable 2/7/29 @ 100.00 ........... 3.97 (TSFR3M + 147
bps)(a) 2/7/30 4,939
765 Berkshire Hathaway Energy Co. ( Oil, Gas & Consumable Fuels ) , Callable 8/1/44 @
100.00 .................................................. 4.50 2/1/45 682
1,000 BP Capital Markets America, Inc. ( Oil, Gas & Consumable Fuels ) , Callable 8/24/49
@ 100.00 ................................................ 3.00 2/24/50 677
1,735 Bristol-Myers Squibb Co. ( Pharmaceuticals ) , Callable 4/26/49 @ 100.00 ....... 4.25 10/26/49 1,473
2,705 Brown & Brown, Inc. ( Insurance ) , Callable 12/15/30 @ 100.00 ............. 2.38 3/15/31 2,244
705 Bunge Ltd. Finance Corp. ( Consumer Staples Distribution & Retail ) , Callable
2/14/31 @ 100.00 .......................................... 2.75 5/14/31 604
700 Bunge Ltd. Finance Corp. ( Consumer Staples Distribution & Retail ) , Callable
5/15/26 @ 100.00 .......................................... 3.25 8/15/26 668
3,175 Capital One Financial Corp. ( Consumer Finance ) , Callable 2/1/28 @ 100.00 .... 5.47 (SOFR + 208
bps)(a) 2/1/29 3,160
845 Carlisle Cos., Inc. ( Building Products ) , Callable 12/1/31 @ 100.00 ........... 2.20 3/1/32 677
3,320 Charter Communications Operating LLC/Charter Communications Operating Capital
( Media ) , Callable 1/1/31 @ 100.00 .............................. 2.80 4/1/31 2,716
2,885 Citigroup, Inc. ( Banks ) , Callable 3/17/32 @ 100.00 ...................... 3.79 (SOFR + 194
bps)(a) 3/17/33 2,566
3,650 Citigroup, Inc. ( Banks ) , Callable 3/31/30 @ 100.00 ...................... 4.41 (SOFR + 391
bps)(a) 3/31/31 3,460
1,244 Collins Aerospace ( Aerospace & Defense ) , Callable 12/15/26 @ 100.00 ....... 3.50 3/15/27 1,181
770 Comcast Corp. ( Media ) , Callable 5/1/49 @ 100.00 ....................... 4.00 11/1/49 624
295 Comcast Corp. ( Media ) .......................................... 4.65 7/15/42 270
2,185 Comcast Corp. ( Media ) .......................................... 4.75 3/1/44 1,997
860 Consolidated Edison Co. of New York, Inc. ( Electric Utilities ) , Callable 9/15/43 @
100.00 .................................................. 4.45 3/15/44 754
175 Consolidated Edison Co. of New York, Inc. , Series 2008-B ( Electric Utilities ) ... 6.75 4/1/38 197
1,970 Constellation Brands, Inc. ( Beverages ) , Callable 2/1/33 @ 100.00 ............ 4.90 5/1/33 1,926
2,050 CSX Corp. ( Ground Transportation ) ................................. 6.22 4/30/40 2,235
2,130 CVS Health Corp. ( Health Care Providers & Services ) , Callable 9/25/37 @ 100.00 4.78 3/25/38 1,967
1,130 CVS Health Corp. ( Health Care Providers & Services ) , Callable 1/20/45 @ 100.00 5.13 7/20/45 1,041
3,205 Dell International LLC/EMC Corp. ( Technology Hardware, Storage & Peripherals ) ,
Callable 8/1/26 @ 100.00 .................................... 4.90 10/1/26 3,186
450 Dell International LLC/EMC Corp. ( Technology Hardware, Storage & Peripherals ) ,
Callable 1/15/34 @ 100.00 .................................... 5.40 4/15/34 451
1,265 Devon Energy Corp. ( Oil, Gas & Consumable Fuels ) , Callable 1/15/41 @ 100.00 . 5.60 7/15/41 1,215
315 Devon Energy Corp. ( Oil, Gas & Consumable Fuels ) , Callable 9/15/25 @ 100.00 . 5.85 12/15/25 317
2,325 Digital Realty Trust LP ( Specialized REITs ) , Callable 4/15/28 @ 100.00 ....... 4.45 7/15/28 2,247
435 Duke Energy Progress LLC ( Electric Utilities ) , Callable 2/15/45 @ 100.00 ..... 4.20 8/15/45 363
2,840 EIDP, Inc. ( Chemicals ) , Callable 6/15/25 @ 100.00 ...................... 1.70 7/15/25 2,708

HC CAPITAL TRUST
The U.S. Corporate Fixed Income Securities Portfolio
Portfolio of Investments (continued) — March 31, 2024 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Corporate Bonds (continued)
$ 600 Elevance Health, Inc. ( Health Care Providers & Services ) ................. 4.63 5/15/42 $ 545
735 Elevance Health, Inc. ( Health Care Providers & Services ) ................. 4.65 1/15/43 665
1,625 Energy Transfer LP ( Oil, Gas & Consumable Fuels ) , Callable 7/15/42 @ 100.00 . 4.95 1/15/43 1,418
1,890 Energy Transfer LP ( Oil, Gas & Consumable Fuels ) , Callable 2/1/26 @ 103.69 .. 7.38 2/1/31 1,977
1,767 Enterprise Products Operating LLC ( Oil, Gas & Consumable Fuels ) , Callable
9/15/43 @ 100.00 .......................................... 4.85 3/15/44 1,646
1,760 FedEx Corp. Pass Through Trust , Series 2020-1 , Class - AA ( Air Freight &
Logistics ) ............................................... 1.88 2/20/34 1,453
990 Fiserv, Inc. ( Financial Services ) , Callable 12/2/32 @ 100.00 ................ 5.60 3/2/33 1,009
1,990 Ford Motor Co. ( Automobiles ) , Callable 11/12/31 @ 100.00 ................ 3.25 2/12/32 1,656
3,000 Ford Motor Credit Co. LLC ( Financial Services ) ........................ 4.13 8/4/25 2,935
780 General Motors Co. ( Automobiles ) , Callable 9/1/25 @ 100.00 .............. 6.13 10/1/25 787
1,815 General Motors Financial Co., Inc. ( Specialty Retail ) , Callable 1/26/25 @ 100.00 . 2.90 2/26/25 1,769
2,475 General Motors Financial Co., Inc. ( Specialty Retail ) , Callable 2/6/30 @ 100.00 . 5.85 4/6/30 2,520
1,165 Georgia Power Co. ( Electric Utilities ) ............................... 4.30 3/15/42 1,014
1,150 Gilead Sciences, Inc. ( Biotechnology ) , Callable 8/1/44 @ 100.00 ............ 4.50 2/1/45 1,024
2,785 HCA, Inc. ( Health Care Providers & Services ) ......................... 5.38 2/1/25 2,778
1,235 HCA, Inc. ( Health Care Providers & Services ) , Callable 3/1/33 @ 100.00 ...... 5.50 6/1/33 1,237
1,090 Howmet Aerospace, Inc. ( Aerospace & Defense ) , Callable 4/1/25 @ 100.00 .... 6.88 5/1/25 1,100
1,622 Intel Corp. ( Semiconductors & Semiconductor Equipment ) , Callable 6/8/47 @
100.00 .................................................. 3.73 12/8/47 1,255
765 International Business Machines Corp. ( IT Services ) ..................... 4.00 6/20/42 645
795 International Paper Co. ( Containers & Packaging ) , Callable 5/15/41 @ 100.00 ... 6.00 11/15/41 822
7,355 JPMorgan Chase & Co. ( Banks ) , Callable 4/22/31 @ 100.00 ................ 2.58 (TSFR3M + 125
bps)(a) 4/22/32 6,203
2,495 JPMorgan Chase & Co. ( Banks ) , Callable 1/29/26 @ 100.00 ................ 3.96 (TSFR3M + 151
bps)(a) 1/29/27 2,434
1,665 Kinder Morgan, Inc. ( Oil, Gas & Consumable Fuels ) , Callable 12/1/44 @ 100.00 . 5.55 6/1/45 1,589
1,055 Lincoln National Corp. ( Insurance ) , Callable 10/15/29 @ 100.00 ............ 3.05 1/15/30 932
1,365 Lincoln National Corp. ( Insurance ) , Callable 10/15/30 @ 100.00 ............ 3.40 1/15/31 1,200
1,835 Lowe's Cos., Inc. ( Specialty Retail ) , Callable 1/15/33 @ 100.00 ............. 5.00 4/15/33 1,826
945 Martin Marietta Materials, Inc. ( Construction Materials ) , Callable 4/15/31 @ 100.00 2.40 7/15/31 793
1,275 Marvell Technology, Inc. ( Semiconductors & Semiconductor Equipment ) , Callable
2/15/28 @ 100.00 .......................................... 2.45 4/15/28 1,149
810 Marvell Technology, Inc. ( Semiconductors & Semiconductor Equipment ) , Callable
1/15/31 @ 100.00 .......................................... 2.95 4/15/31 698
205 Marvell Technology, Inc. ( Semiconductors & Semiconductor Equipment ) , Callable
6/15/33 @ 100.00 .......................................... 5.95 9/15/33 212
3,771 Microchip Technology, Inc. ( Semiconductors & Semiconductor Equipment ) , Callable
5/6/24 @ 101.06 ........................................... 4.25 9/1/25 3,707
2,080 Microsoft Corp. ( Software ) , Callable 2/8/46 @ 100.00 .................... 3.70 8/8/46 1,763
960 Mohawk Industries, Inc. ( Household Durables ) , Callable 2/15/30 @ 100.00 ..... 3.63 5/15/30 885
5,250 Morgan Stanley , MTN ( Capital Markets ) , Callable 7/20/26 @ 100.00 ......... 1.51 (SOFR + 86
bps)(a) 7/20/27 4,811
4,955 Morgan Stanley ( Capital Markets ) , Callable 1/21/32 @ 100.00 .............. 2.94 (SOFR + 129
bps)(a) 1/21/33 4,192
1,838 National Rural Utilities Cooperative Finance Corp. ( Financial Services ) , Callable
7/15/32 @ 100.00 .......................................... 5.80 1/15/33 1,906
450 Netflix, Inc. ( Entertainment ) ...................................... 5.88 2/15/25 451
1,490 NextEra Energy Capital Holdings, Inc. ( Electric Utilities ) , Callable 11/28/32 @
100.00 .................................................. 5.05 2/28/33 1,474
1,250 NextEra Energy Capital Holdings, Inc. ( Electric Utilities ) , Callable 8/28/52 @
100.00 .................................................. 5.25 2/28/53 1,191
1,580 NNN REIT, Inc. ( Retail REITs ) , Callable 1/15/30 @ 100.00 ................ 2.50 4/15/30 1,348
625 NNN REIT, Inc. ( Retail REITs ) , Callable 7/15/33 @ 100.00 ................ 5.60 10/15/33 632
1,395 Northrop Grumman Corp. ( Aerospace & Defense ) , Callable 4/15/47 @ 100.00 .. 4.03 10/15/47 1,138
576 Nucor Corp. ( Metals & Mining ) , Callable 2/1/43 @ 100.00 ................. 5.20 8/1/43 570
780 Oklahoma Gas and Electric Co. ( Electric Utilities ) , Callable 10/1/52 @ 100.00 .. 5.60 4/1/53 787
1,460 Oracle Corp. ( Software ) , Callable 11/15/44 @ 100.00 .................... 4.13 5/15/45 1,172

HC CAPITAL TRUST
The U.S. Corporate Fixed Income Securities Portfolio
Portfolio of Investments (continued) — March 31, 2024 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Corporate Bonds (continued)
$ 3,175 Ovintiv, Inc. ( Oil, Gas & Consumable Fuels ) , Callable 10/1/25 @ 100.00 ...... 5.38 1/1/26 $ 3,163
1,435 Philip Morris International, Inc. ( Tobacco ) ............................ 4.50 3/20/42 1,252
1,290 Principal Financial Group, Inc. ( Insurance ) , Callable 3/15/30 @ 100.00 ........ 2.13 6/15/30 1,081
2,534 Progress Energy, Inc. ( Multi-Utilities ) ............................... 6.00 12/1/39 2,577
1,095 Prudential Financial, Inc. ( Insurance ) ................................ 4.60 5/15/44 977
152 Prudential Financial, Inc. ( Insurance ) ................................ 6.63 6/21/40 170
265 Public Service Electric and Gas Co. ( Electric Utilities ) , Callable 3/1/42 @ 100.00 3.65 9/1/42 214
1,739 Reliance, Inc. ( Metals & Mining ) , Callable 7/15/25 @ 100.00 ............... 1.30 8/15/25 1,642
690 Reliance, Inc. ( Metals & Mining ) , Callable 5/15/30 @ 100.00 ............... 2.15 8/15/30 580
900 Roper Technologies, Inc. ( Software ) , Callable 3/30/30 @ 100.00 ............. 2.00 6/30/30 751
1,999 RTX Corp. ( Aerospace & Defense ) ................................. 4.50 6/1/42 1,781
930 Sabra Health Care LP ( Health Care REITs ) , Callable 9/1/31 @ 100.00 ......... 3.20 12/1/31 772
959 Sabra Health Care LP ( Health Care REITs ) , Callable 5/15/26 @ 100.00 ........ 5.13 8/15/26 944
920 Southern Co. Gas Capital Corp. ( Gas Utilities ) , Callable 11/30/46 @ 100.00 .... 4.40 5/30/47 764
795 Sysco Corp. ( Consumer Staples Distribution & Retail ) , Callable 10/17/33 @ 100.00 6.00 1/17/34 844
3,600 The Goldman Sachs Group, Inc. ( Capital Markets ) , Callable 7/21/31 @ 100.00 .. 2.38 (SOFR + 125
bps)(a) 7/21/32 2,945
2,710 The Goldman Sachs Group, Inc. ( Capital Markets ) , Callable 6/5/27 @ 100.00 ... 3.69 (TSFR3M + 177
bps)(a) 6/5/28 2,593
345 The Home Depot, Inc. ( Specialty Retail ) , Callable 6/6/48 @ 100.00 .......... 4.50 12/6/48 307
1,210 The Home Depot, Inc. ( Specialty Retail ) , Callable 3/15/40 @ 100.00 .......... 5.40 9/15/40 1,232
1,065 The Interpublic Group of Cos., Inc. ( Media ) ........................... 4.20 4/15/24 1,064
2 The Interpublic Group of Cos., Inc. ( Media ) , Callable 12/30/29 @ 100.00 ...... 4.75 3/30/30 2
575 The Interpublic Group of Cos., Inc. ( Media ) , Callable 4/1/48 @ 100.00 ........ 5.40 10/1/48 537
1,760 The PNC Financial Services Group, Inc. ( Banks ) , Callable 1/22/34 @ 100.00 ... 5.68 (SOFR + 190
bps)(a) 1/22/35 1,767
475 The Travelers Cos., Inc. ( Insurance ) ................................. 5.35 11/1/40 480
666 The Travelers Cos., Inc. ( Insurance ) ................................. 6.25 6/15/37 732
715 The Walt Disney Co. ( Entertainment ) , Callable 3/15/44 @ 100.00 ............ 4.75 9/15/44 671
730 T-Mobile USA, Inc. ( Wireless Telecommunication Services ) , Callable 4/15/33 @
100.00 .................................................. 5.05 7/15/33 722
1,210 T-Mobile USA, Inc. ( Wireless Telecommunication Services ) , Callable 7/15/52 @
100.00 .................................................. 5.65 1/15/53 1,236
1,490 Truist Financial Corp. , MTN ( Banks ) , Callable 1/24/34 @ 100.00 ........... 5.71 (SOFR + 192
bps)(a) 1/24/35 1,496
552 UDR, Inc. , MTN ( Residential REITs ) , Callable 5/1/32 @ 100.00 ............ 2.10 8/1/32 432
994 UDR, Inc. ( Residential REITs ) , Callable 5/15/31 @ 100.00 ................. 3.00 8/15/31 863
810 UnitedHealth Group, Inc. ( Health Care Providers & Services ) , Callable 5/15/41 @
100.00 .................................................. 4.63 11/15/41 748
605 UnitedHealth Group, Inc. ( Health Care Providers & Services ) .............. 4.75 7/15/45 566
1,190 Valero Energy Corp. ( Oil, Gas & Consumable Fuels ) ..................... 6.63 6/15/37 1,293
1,175 Ventas Realty LP ( Diversified REITs ) , Callable 6/1/31 @ 100.00 ............. 2.50 9/1/31 966
475 Ventas Realty LP ( Diversified REITs ) , Callable 11/1/24 @ 100.00 ............ 3.50 2/1/25 465
670 Ventas Realty LP ( Diversified REITs ) ................................ 3.75 5/1/24 669
945 Ventas Realty LP ( Diversified REITs ) , Callable 10/15/28 @ 100.00 ........... 4.40 1/15/29 908
715 Verizon Communications, Inc. ( Diversified Telecommunication Services ) , Callable
12/15/31 @ 100.00 ......................................... 2.36 3/15/32 586
3,830 Verizon Communications, Inc. ( Diversified Telecommunication Services ) , Callable
9/22/40 @ 100.00 .......................................... 3.40 3/22/41 2,992
625 Virginia Electric and Power Co. , Series B ( Electric Utilities ) , Callable 3/15/47 @
100.00 .................................................. 3.80 9/15/47 483
820 Virginia Electric and Power Co. , Series D ( Electric Utilities ) , Callable 2/15/43 @
100.00 .................................................. 4.65 8/15/43 736
1,455 Warnermedia Holdings, Inc. ( Diversified Telecommunication Services ) , Callable
12/15/31 @ 100.00 ......................................... 4.28 3/15/32 1,294
2,400 Wells Fargo & Co. , MTN ( Banks ) , Callable 10/30/29 @ 100.00 ............. 2.88 (TSFR3M + 143
bps)(a) 10/30/30 2,122
1,790 Wells Fargo & Co. , MTN ( Banks ) , Callable 5/22/27 @ 100.00 .............. 3.58 (TSFR3M + 157
bps)(a) 5/22/28 1,702

HC CAPITAL TRUST
The U.S. Corporate Fixed Income Securities Portfolio
Portfolio of Investments (continued) — March 31, 2024 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Corporate Bonds (continued)
$ 3,375 Wells Fargo & Co. ( Banks ) , Callable 7/25/32 @ 100.00 ................... 4.90 (SOFR + 210
bps)(a) 7/25/33 $ 3,236
340 WestRock MWV LLC ( Containers & Packaging ) ....................... 8.20 1/15/30 389
3,045 WRKCo, Inc. ( Containers & Packaging ) , Callable 1/15/26 @ 100.00 .......... 4.65 3/15/26 3,004
Total Corporate Bonds .......................................... 197,190
Yankee Dollars — 7 .79%
675 America Movil SAB de CV ( Wireless Telecommunication Services ) ......... 6.13 11/15/37 708
3,290 Aptiv PLC/Aptiv Corp. ( Specialty Retail ) , Callable 4/15/24 @ 100.00 ......... 2.40 2/18/25 3,193
525 BHP Billiton Finance USA Ltd. ( Metals & Mining ) , Callable 6/8/33 @ 100.00 ... 5.25 9/8/33 529
1,246 British Telecommunications PLC ( Diversified Telecommunication Services ) .... 9.63 12/15/30 1,524
880 Canadian Natural Resources Ltd. ( Oil, Gas & Consumable Fuels ) , Callable 6/15/25
@ 100.00 ................................................ 2.05 7/15/25 842
240 Canadian Pacific Railway Co. ( Ground Transportation ) , Callable 6/2/51 @ 100.00 3.10 12/2/51 165
935 Canadian Pacific Railway Co. ( Ground Transportation ) ................... 7.13 10/15/31 1,046
836 Deutsche Telekom International Finance BV ( Diversified Telecommunication
Services ) ................................................ 8.75 6/15/30 986
1,365 Enbridge, Inc. ( Oil, Gas & Consumable Fuels ) , Callable 2/1/51 @ 100.00 ...... 3.40 8/1/51 959
1 Enbridge, Inc. ( Oil, Gas & Consumable Fuels ) , Callable 4/15/27 @ 100.00 ..... 3.70 7/15/27 1
825 Equinor ASA ( Oil, Gas & Consumable Fuels ) .......................... 5.10 8/17/40 823
1,375 Iberdrola International BV ( Electric Utilities ) .......................... 5.81 3/15/25 1,376
1,490 Iberdrola International BV ( Electric Utilities ) .......................... 6.75 7/15/36 1,688
755 Nutrien Ltd. ( Chemicals ) , Callable 9/27/52 @ 100.00 ..................... 5.80 3/27/53 768
1,143 Orange SA ( Diversified Telecommunication Services ) .................... 9.00 3/1/31 1,385
2,170 Pfizer Investment Enterprises Pte Ltd. ( Capital Markets ) , Callable 11/19/42 @
100.00 .................................................. 5.11 5/19/43 2,119
1,225 Shell International Finance BV ( Oil, Gas & Consumable Fuels ) ............. 4.55 8/12/43 1,135
620 Telefonica Emisiones SA ( Diversified Telecommunication Services ) .......... 7.05 6/20/36 692
1,000 The Toronto-Dominion Bank ( Banks ) ............................... 3.20 3/10/32 876
475 Vodafone Group PLC ( Wireless Telecommunication Services ) .............. 4.13 5/30/25 468
456 Vodafone Group PLC ( Wireless Telecommunication Services ) .............. 6.15 2/27/37 485
Total Yankee Dollars ............................................ 21,768
Shares
Investment Companies — 20 .69%
Domestic Fixed Income — 19 .44%
237,600
Vanguard Intermediate-Term Treasury ETF ............................ 13,911
522,400
Vanguard Short-Term Corporate Bond ETF ............................ 40,387
54,298
Money Market Funds — 1 .25%
476,578
State Street Institutional Treasury Money Market Fund, Premier Class ......... 5.24(b) 477
3,025,127
State Street Institutional Treasury Plus Money Market Fund, Trust Class ........ 5.20(b) 3,025
3,502
Total Investment Companies ...................................... 57,800
Total Investments (cost $ 287,818 ) — 99 .05% ......................... 276,758
Other assets in excess of liabilities — 0 .95% .......................... 2,647
Net Assets — 100.00% .......................................... $ 279,405

HC CAPITAL TRUST
The U.S. Corporate Fixed Income Securities Portfolio
Portfolio of Investments (concluded) — March 31, 2024 (Unaudited)
The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of
March 31, 2024
.
Amounts designated as "—" indicate the Specialist Manager did not manage any holdings in that category.
(a) Variable Rate Security. The rate disclosed is the rate in effect on March 31, 2024.
(b) Annualized 7-day yield as of period-end.
bps—Basis Points
ETF—Exchange-Traded Fund
MTN—Medium Term Note
REIT—Real Estate Investment Trust
SOFR—Secured Overnight Financing Rate
TSFR3M
—
3 Month SOFR
The U.S. Corporate Fixed Income Securities Portfolio
Agincourt
Capital
Management,
LLC
Parametric
Portfolio
Associates,
LLC
HC Capital
Solutions Total
Corporate Bonds .............................................................................................................................. 70.57% — — 70.57%
Yankee Dollars ................................................................................................................................. 7.79% — — 7.79%
Investment Companies ..................................................................................................................... 0.17% 20.01% 0.51% 20.69%
Other Assets (Liabilities) ................................................................................................................. 0.83% 0.07 0.05% 0.95%
Total Net Assets .......................................................................................................................... 79.36% 20.08% 0.56% 100.00%
The following table reflects the open derivative positions held by the Portfolio as of March 31, 2024 .
Futures Contracts Purchased *
Description
Number of
Contracts Expiration Date
Notional Amount
(000)
Value and
Unrealized
Appreciation/
(Depreciation)
(000)
2 Year US Treasury Note Future ................... 200 7/1/24 $ 40,897 $ 40
$ 40,897 $ 40
Total Unrealized Appreciation ..................... $ 40
Total Unrealized Depreciation ..................... —
Total Net Unrealized Appreciation/(Depreciation) ....... $ 40
* Cash has been pledged as collateral for futures contracts held by the Portfolio.

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities
Portfolio of Investments — March 31, 2024 (Unaudited)
161
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Asset Backed Securities — 1 .59%
$ 100 American Express Credit Account Master Trust , Series 2022-2 , Class - A ....... 3.39 5/15/27 $ 98
300 American Express Credit Account Master Trust , Series 2023-1 , Class - A ....... 4.87 5/15/28 297
150 American Express Credit Account Master Trust , Series 2022-4 , Class - A ....... 4.95 10/15/27 150
100 BA Credit Card Trust , Series 2022-A1 , Class - A1 ........................ 3.53 11/15/27 98
100 Barclays Dryrock Issuance Trust , Series 2022-1 , Class - A .................. 3.07 2/15/28 98
140 Capital One Multi-Asset Execution Trust , Series 2021-A2 , Class - A2 ......... 1.39 7/15/30 122
200 Capital One Multi-Asset Execution Trust , Series 2022-A2 , Class - A .......... 3.49 5/15/27 196
100 CarMax Auto Owner Trust , Series 2023-1 , Class - A3 , Callable 12/15/26 @ 100.00 4.75 10/15/27 99
75 Carvana Auto Receivables Trust , Series 2022-P2 , Class - A4 , Callable 12/10/27 @
100.00 ................................................... 4.68 2/10/28 74
100 Chase Issuance Trust , Series 2024-A2 , Class - A ......................... 4.63 1/15/31 99
100 CNH Equipment Trust , Series 2022-C , Class - A3 , Callable 5/15/27 @ 100.00 ... 5.15 4/17/28 100
150 GM Financial Consumer Automobile Receivables Trust , Series 2023-1 , Class - A3 ,
Callable 1/16/27 @ 100.00 .................................... 4.66 2/16/28 149
150 GM Financial Consumer Automobile Receivables Trust , Series 2024-1 , Class - A3 ,
Callable 7/16/27 @ 100.00 .................................... 4.85 12/18/28 150
75 Honda Auto Receivables Owner Trust , Series 2023-1 , Class - A4 , Callable 7/21/26
@ 100.00 ................................................ 4.97 6/21/29 75
100 Honda Auto Receivables Owner Trust , Series 2023-3 , Class - A4 , Callable 12/18/26
@ 100.00 ................................................ 5.30 12/18/29 101
125 Hyundai Auto Receivables Trust , Series 2023-C , Class - A3 , Callable 3/15/28 @
100.00 ................................................... 5.54 10/16/28 126
150 Mercedes-Benz Auto Receivables Trust , Series 2023-1 , Class - A3 , Callable 11/15/26
@ 100.00 ................................................ 4.51 11/15/27 148
100 Nissan Auto Receivables Owner Trust , Series 2023-A , Class - A3 , Callable 2/15/27
@ 100.00 ................................................ 4.91 11/15/27 100
150 Santander Drive Auto Receivables Trust , Series 2023-4 , Class - A3 , Callable 2/15/27
@ 100.00 ................................................ 5.73 4/17/28 150
100 Synchrony Card Funding LLC , Series 2022-A1 , Class - A , Callable 4/15/25 @
100.00 ................................................... 3.37 4/15/28 98
100 Toyota Auto Receivables Owner Trust , Series 2022-C , Class - A3 , Callable 11/15/26
@ 100.00 ................................................ 3.76 4/15/27 98
85 Toyota Auto Receivables Owner Trust , Series 2023-A , Class - A3 , Callable 4/15/27
@ 100.00 ................................................ 4.63 9/15/27 84
200 Toyota Auto Receivables Owner Trust , Series 2024-A , Class - A4 , Callable 11/15/27
@ 100.00 ................................................ 4.77 4/16/29 199
150 Verizon Master Trust , Series 2022-2 , Class - A , Callable 1/20/25 @ 100.00 ...... 1.53 7/20/28 145
100 Verizon Master Trust , Series 2022-6 , Class - A , Callable 7/20/25 @ 100.00 ...... 3.67 1/22/29 98
125 Volkswagen Auto Loan Enhanced Trust , Series 2023-1 , Class - A3 , Callable 3/20/27
@ 100.00 ................................................ 5.02 6/20/28 125
200 World Omni Auto Receivables Trust , Series 2021-C , Class - A4 , Callable 8/15/25 @
100.00 ................................................... 0.64 9/15/27 187
75 World Omni Auto Receivables Trust , Series 2023-B , Class - A3 , Callable 12/15/26
@ 100.00 ................................................ 4.66 5/15/28 74
Total Asset Backed Securities ..................................... 3,538
Collateralized Mortgage Obligations — 4 .96%
150 Bank , Series 2020-BN26 , Class - A4 , Callable 3/15/30 @ 100.00 ............. 2.40 3/15/63 128
300 Bank , Series 2021-BN37 , Class - A5 , Callable 11/15/31 @ 100.00 ............ 2.62(a) 11/15/64 253
100 Bank , Series 2019-BN21 , Class - A5 , Callable 10/15/29 @ 100.00 ............ 2.85 10/17/52 88
100 Bank , Series 2019-BN19 , Class - A3 , Callable 7/15/29 @ 100.00 ............. 3.18 8/15/61 86
188 Bank , Series 2017-BNK9 , Class - ASB , Callable 12/15/29 @ 100.00 .......... 3.47 11/15/54 181
300 Bank , Series 2018-BN10 , Class - A5 , Callable 2/15/28 @ 100.00 ............. 3.69 2/15/61 284
100 Bank , Series 2019-BN17 , Class - A4 , Callable 4/15/29 @ 100.00 ............. 3.71 4/15/52 94
150 Bank , Series 2022-BNK41 , Class - A4 ................................ 3.79(a) 4/15/65 138
60 BBCMS Mortgage Trust , Series 2020-C7 , Class - AS , Callable 4/15/30 @ 100.00 . 2.44 4/15/53 48
400 BBCMS Mortgage Trust , Series 2022-C15 , Class - A5 , Callable 4/15/32 @ 100.00 3.66(a) 4/15/55 361
50 BBCMS Mortgage Trust , Series 2023-C21 , Class - A5 , Callable 9/15/33 @ 100.00 6.00(a) 9/15/56 53

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities
Portfolio of Investments (continued) — March 31, 2024 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Collateralized Mortgage Obligations (continued)
$ 125 BBCMS Mortgage Trust , Series 2023-C22 , Class - A5 , Callable 10/15/33 @ 100.00 6.80(a) 11/15/56 $ 141
150 Benchmark Mortgage Trust , Series 2021-B25 , Class - ASB , Callable 4/15/31 @
100.00 ................................................... 2.27 4/15/54 133
100 Benchmark Mortgage Trust , Series 2020-IG1 , Class - AS , Callable 1/15/30 @ 100.00 2.91(a) 9/15/43 75
200 Benchmark Mortgage Trust , Series 2022-B33 , Class - A5 , Callable 3/15/32 @
100.00 ................................................... 3.46 3/15/55 178
250 Benchmark Mortgage Trust , Series 2019-B9 , Class - A5 , Callable 2/15/29 @ 100.00 4.02 3/15/52 233
200 Benchmark Mortgage Trust , Series 2018-B6 , Class - A4 , Callable 10/10/28 @
100.00 ................................................... 4.26 10/10/51 189
100 Citigroup Commercial Mortgage Trust , Series 2020-GC46 , Class - AS , Callable
2/15/30 @ 100.00 .......................................... 2.92 2/15/53 85
150 Citigroup Commercial Mortgage Trust , Series 2019-C7 , Class - A4 , Callable
12/15/29 @ 100.00 .......................................... 3.10 12/15/72 132
100 Citigroup Commercial Mortgage Trust , Series 2016-GC37 , Class - A4 , Callable
3/10/26 @ 100.00 .......................................... 3.31 4/10/49 95
100 Citigroup Commercial Mortgage Trust , Series 2016-GC36 , Class - A5 , Callable
2/10/26 @ 100.00 .......................................... 3.62 2/10/49 95
50 COMM Mortgage Trust , Series 2019-GC44 , Class - ASB , Callable 11/15/29 @
100.00 ................................................... 2.87 8/15/57 47
194 Fannie Mae-ACES , Series 2020-M8 , Class - A2 ......................... 1.82 2/25/30 165
176 Fannie Mae-ACES , Series 2022-M11 , Class - A2 ........................ 2.95(a) 10/25/27 165
165 Fannie Mae-ACES , Series 2017-M7 , Class - A2 ......................... 2.96(a) 2/25/27 156
96 Fannie Mae-ACES , Series 2017-M11 , Class - A2 ........................ 2.98 8/25/29 89
191 Fannie Mae-ACES , Series 2017-M12 , Class - A2 ........................ 3.06(a) 6/25/27 183
170 Fannie Mae-ACES , Series 2017- M15 , Class - ATS2 ...................... 3.15(a) 11/25/27 161
238 Fannie Mae-ACES , Series 2018-M14 , Class - A2 ........................ 3.58(a) 8/25/28 228
181 Fannie Mae-ACES , Series 2019-M2 , Class - A2 ......................... 3.62(a) 11/25/28 173
300 Freddie Mac Multifamily Structured Pass Through Certificates , Series K117 , Class -
A2 ..................................................... 1.41 8/25/30 247
300 Freddie Mac Multifamily Structured Pass Through Certificates , Series K-1516 , Class
- A2 .................................................... 1.72 5/25/35 219
58 Freddie Mac Multifamily Structured Pass Through Certificates , Series K106 , Class -
A1 ..................................................... 1.78 10/25/29 53
390 Freddie Mac Multifamily Structured Pass Through Certificates , Series K126 , Class -
A2 ..................................................... 2.07 1/25/31 332
200 Freddie Mac Multifamily Structured Pass Through Certificates , Series K133 , Class -
A2 ..................................................... 2.10 9/25/31 168
300 Freddie Mac Multifamily Structured Pass Through Certificates , Series K749 , Class -
AM ..................................................... 2.12 4/25/29 263
150 Freddie Mac Multifamily Structured Pass Through Certificates , Series K749 , Class -
A2 ..................................................... 2.12(a) 3/25/29 134
100 Freddie Mac Multifamily Structured Pass Through Certificates , Series K136 , Class -
A2 , Callable 12/25/31 @ 100.00 ................................ 2.13 11/25/31 84
300 Freddie Mac Multifamily Structured Pass Through Certificates , Series K-1521 , Class
- A2 .................................................... 2.18 8/25/36 224
43 Freddie Mac Multifamily Structured Pass Through Certificates , Series K099 , Class -
A1 ..................................................... 2.26 6/25/29 40
42 Freddie Mac Multifamily Structured Pass Through Certificates , Series K058 , Class -
A1 ..................................................... 2.34 7/25/26 41
350 Freddie Mac Multifamily Structured Pass Through Certificates , Series K055 , Class -
A2 ..................................................... 2.67 3/25/26 336
75 Freddie Mac Multifamily Structured Pass Through Certificates , Series K-1514 , Class
- A2 .................................................... 2.86 10/25/34 63
200 Freddie Mac Multifamily Structured Pass Through Certificates , Series K147 , Class -
A2 , Callable 6/25/32 @ 100.00 ................................. 3.00(a) 6/25/32 177
100 Freddie Mac Multifamily Structured Pass Through Certificates , Series K092 , Class -
A2 ..................................................... 3.30 4/25/29 94
100 Freddie Mac Multifamily Structured Pass Through Certificates , Series K047 , Class -
A2 ..................................................... 3.33(a) 5/25/25 98

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities
Portfolio of Investments (continued) — March 31, 2024 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Collateralized Mortgage Obligations (continued)
$ 250 Freddie Mac Multifamily Structured Pass Through Certificates , Series K091 , Class -
A2 ..................................................... 3.51 3/25/29 $ 237
250 Freddie Mac Multifamily Structured Pass Through Certificates , Series K087 , Class -
A2 ..................................................... 3.77 12/25/28 240
150 Freddie Mac Multifamily Structured Pass Through Certificates , Series K-152 , Class -
A2 ..................................................... 3.78 11/25/32 140
75 Freddie Mac Multifamily Structured Pass Through Certificates , Series K-153 , Class -
AM ..................................................... 3.82 12/25/32 70
500 Freddie Mac Multifamily Structured Pass Through Certificates , Series K077 , Class -
A2 ..................................................... 3.85 5/25/28 483
400 Freddie Mac Multifamily Structured Pass Through Certificates , Series K081 , Class -
A2 ..................................................... 3.90(a) 8/25/28 387
150 Freddie Mac Multifamily Structured Pass Through Certificates , Series K751 , Class -
A2 ..................................................... 4.41 3/25/30 148
224 GS Mortgage Securities Trust , Series 2016-GS2 , Class - A3 , Callable 5/10/26 @
100.00 ................................................... 2.79 5/10/49 211
200 GS Mortgage Securities Trust , Series 2019-GC42 , Class - A4 , Callable 9/10/29 @
100.00 ................................................... 3.00 9/10/52 176
100 GS Mortgage Securities Trust , Series 2020-GC45 , Class - AS , Callable 1/13/30 @
100.00 ................................................... 3.17(a) 2/13/53 85
250 GS Mortgage Securities Trust , Series 2017-GS5 , Class - A4 , Callable 3/10/27 @
100.00 ................................................... 3.67 3/10/50 232
100 GS Mortgage Securities Trust , Series 2018-GS10 , Class - A5 , Callable 7/10/28 @
100.00 ................................................... 4.16(a) 7/10/51 93
200 Morgan Stanley Bank of America Merrill Lynch Trust , Series 2017-C33 , Class - A5 ,
Callable 5/15/27 @ 100.00 .................................... 3.60 5/15/50 189
200 Morgan Stanley Capital I Trust , Series 2017-H1 , Class - A4 , Callable 6/15/27 @
100.00 ................................................... 3.26 6/15/50 186
100 MSWF Commercial Mortgage Trust , Series 2023-1 , Class - A5 , Callable 6/15/33 @
100.00 ................................................... 5.75 5/15/56 105
100 SG Commercial Mortgage Securities Trust , Series 2016-C5 , Class - A4 , Callable
7/10/26 @ 100.00 .......................................... 3.06 10/10/48 94
122 Wells Fargo Commercial Mortgage Trust , Series 2019-C53 , Class - A4 , Callable
10/15/29 @ 100.00 .......................................... 3.04 10/15/52 110
500 Wells Fargo Commercial Mortgage Trust , Series 2016-C34 , Class - A4 , Callable
5/15/26 @ 100.00 .......................................... 3.10 6/15/49 470
183 Wells Fargo Commercial Mortgage Trust , Series 2015-C30 , Class - A4 , Callable
8/15/25 @ 100.00 .......................................... 3.66 9/15/58 177
124 Wells Fargo Commercial Mortgage Trust , Series 2015-P2 , Class - A4 , Callable
12/15/25 @ 100.00 .......................................... 3.81 12/15/48 120
100 Wells Fargo Commercial Mortgage Trust , Series 2018-C47 , Class - A4 , Callable
10/15/28 @ 100.00 .......................................... 4.44 9/15/61 97
Total Collateralized Mortgage Obligations ........................... 11,060
U.S. Government Agency Mortgages — 81 .81%
345 Fannie Mae , Pool #MA4417 ....................................... 1.50 9/1/36 300
99 Fannie Mae , Pool #MA4122 ....................................... 1.50 9/1/35 86
127 Fannie Mae , Pool #FM9249 ....................................... 1.50 10/1/41 101
90 Fannie Mae , Pool #BT2055 ........................................ 1.50 3/1/37 78
272 Fannie Mae , Pool #FS1327 ........................................ 1.50 6/1/36 236
369 Fannie Mae , Pool #CA7696 ....................................... 1.50 11/1/50 278
126 Fannie Mae , Pool #FS2037 ........................................ 1.50 5/1/37 109
76 Fannie Mae , Pool #MA4286 ....................................... 1.50 3/1/41 63
352 Fannie Mae , Pool #MA4441 ....................................... 1.50 10/1/36 306
425 Fannie Mae , Pool #MA4354 ....................................... 1.50 6/1/51 321
391 Fannie Mae , Pool #MA4280 ....................................... 1.50 3/1/51 294
137 Fannie Mae , Pool #MA4310 ....................................... 1.50 4/1/41 111
439 Fannie Mae , Pool #MA4397 ....................................... 1.50 8/1/51 331

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities
Portfolio of Investments (continued) — March 31, 2024 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 162 Fannie Mae , Pool #MA4386 ....................................... 1.50 7/1/41 $ 131
40 Fannie Mae , Pool #MA4342 ....................................... 1.50 5/1/41 33
20 Fannie Mae , Pool #MA4181 ....................................... 1.50 11/1/50 15
312 Fannie Mae , Pool #MA4236 ....................................... 1.50 1/1/51 235
190 Fannie Mae , Pool #MA4302 ....................................... 1.50 4/1/36 165
375 Fannie Mae , Pool #MA4304 ....................................... 1.50 4/1/51 283
233 Fannie Mae , Pool #BQ5781 ....................................... 1.50 11/1/35 204
317 Fannie Mae , Pool #CB0310 ....................................... 1.50 4/1/36 274
367 Fannie Mae , Pool #CA7695 ....................................... 1.50 11/1/50 277
380 Fannie Mae , Pool #MA4343 ....................................... 1.50 5/1/51 287
169 Fannie Mae , Pool #MA4266 ....................................... 1.50 2/1/41 138
362 Fannie Mae , Pool #FM6579 ....................................... 1.50 3/1/51 277
395 Fannie Mae , Pool #CB0711 ........................................ 1.50 6/1/51 300
83 Fannie Mae , Pool #MA4445 ....................................... 1.50 10/1/41 67
288 Fannie Mae , Pool #BQ3141 ....................................... 1.50 10/1/35 251
178 Fannie Mae , Pool #BQ5160 ....................................... 2.00 12/1/50 142
365 Fannie Mae , Pool #FM6448 ....................................... 2.00 3/1/51 291
386 Fannie Mae , Pool #CB0684 ....................................... 2.00 6/1/51 307
390 Fannie Mae , Pool #CB0497 ....................................... 2.00 5/1/51 312
375 Fannie Mae , Pool #CB0325 ....................................... 2.00 4/1/51 300
12 Fannie Mae , Pool #AY4232 ....................................... 2.00 5/1/30 11
443 Fannie Mae , Pool #MA4511 ....................................... 2.00 1/1/52 351
362 Fannie Mae , Pool #MA4442 ....................................... 2.00 10/1/36 322
495 Fannie Mae , Pool #BR4094 ....................................... 2.00 1/1/51 394
449 Fannie Mae , Pool #BR0948 ....................................... 2.00 4/1/51 356
256 Fannie Mae , Pool #MA4208 ....................................... 2.00 12/1/50 203
428 Fannie Mae , Pool #FM4969 ....................................... 2.00 12/1/50 345
337 Fannie Mae , Pool #MA4237 ....................................... 2.00 1/1/51 268
395 Fannie Mae , Pool #MA4182 ....................................... 2.00 11/1/50 313
411 Fannie Mae , Pool #CB1787 ....................................... 2.00 10/1/51 329
342 Fannie Mae , Pool #BR2176 ....................................... 2.00 7/1/36 304
418 Fannie Mae , Pool #MA4378 ....................................... 2.00 7/1/51 331
342 Fannie Mae , Pool #MA4255 ....................................... 2.00 2/1/51 272
29 Fannie Mae , Pool #MA4093 ....................................... 2.00 8/1/40 24
39 Fannie Mae , Pool #MA4071 ....................................... 2.00 7/1/40 33
321 Fannie Mae , Pool #CA7225 ....................................... 2.00 10/1/50 256
251 Fannie Mae , Pool #FS0355 ........................................ 2.00 9/1/51 199
206 Fannie Mae , Pool #FM4039 ....................................... 2.00 10/1/35 184
143 Fannie Mae , Pool #BP6626 ........................................ 2.00 8/1/50 114
352 Fannie Mae , Pool #MA4128 ....................................... 2.00 9/1/40 298
86 Fannie Mae , Pool #FS0317 ........................................ 2.00 2/1/42 72
164 Fannie Mae , Pool #MA4176 ....................................... 2.00 11/1/40 139
304 Fannie Mae , Pool #CA7224 ....................................... 2.00 10/1/50 242
296 Fannie Mae , Pool #CA9183 ....................................... 2.00 2/1/36 265
310 Fannie Mae , Pool #MA4403 ....................................... 2.00 8/1/36 275
269 Fannie Mae , Pool #FM3755 ....................................... 2.00 9/1/35 240
382 Fannie Mae , Pool #CA8110 ....................................... 2.00 12/1/50 305
389 Fannie Mae , Pool #CB1620 ....................................... 2.00 9/1/51 311
409 Fannie Mae , Pool #FM9704 ....................................... 2.00 12/1/51 326
479 Fannie Mae , Pool #BQ5112 ....................................... 2.00 11/1/50 381
398 Fannie Mae , Pool #FM9579 ....................................... 2.00 7/1/51 316
442 Fannie Mae , Pool #FM7411 ....................................... 2.00 5/1/51 350
341 Fannie Mae , Pool #MA4602 ....................................... 2.00 5/1/37 302
419 Fannie Mae , Pool #MA4536 ....................................... 2.00 2/1/37 372
358 Fannie Mae , Pool #MA4305 ....................................... 2.00 4/1/51 284
303 Fannie Mae , Pool #MA4303 ....................................... 2.00 4/1/36 270
129 Fannie Mae , Pool #MA4287 ....................................... 2.00 3/1/41 108
8 Fannie Mae , Pool #CA0052 ....................................... 2.00 7/1/32 8
438 Fannie Mae , Pool #MA4158 ....................................... 2.00 10/1/50 347

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities
Portfolio of Investments (continued) — March 31, 2024 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 205 Fannie Mae , Pool #CA8118 ....................................... 2.00 12/1/50 $ 164
412 Fannie Mae , Pool #FM9441 ....................................... 2.00 4/1/51 327
481 Fannie Mae , Pool #FM4788 ....................................... 2.00 11/1/50 384
40 Fannie Mae , Pool #FM9724 ....................................... 2.00 11/1/36 35
12 Fannie Mae , Pool #BJ4362 ........................................ 2.00 11/1/32 11
220 Fannie Mae , Pool #MA4437 ....................................... 2.00 10/1/51 174
287 Fannie Mae , Pool #BU7103 ....................................... 2.00 12/1/51 228
107 Fannie Mae , Pool #MA4155 ....................................... 2.00 10/1/35 96
446 Fannie Mae , Pool #BK8461 ....................................... 2.00 1/1/51 355
313 Fannie Mae , Pool #BP9370 ........................................ 2.00 7/1/50 250
449 Fannie Mae , Pool #CA9273 ....................................... 2.00 2/1/51 359
233 Fannie Mae , Pool #MA4119 ....................................... 2.00 9/1/50 185
13 Fannie Mae , Pool #AS0001 ........................................ 2.00 7/1/28 12
319 Fannie Mae , Pool #BQ7777 ....................................... 2.00 3/1/36 284
244 Fannie Mae , Pool #MA4355 ....................................... 2.00 6/1/51 194
344 Fannie Mae , Pool #BQ3004 ....................................... 2.00 10/1/50 274
349 Fannie Mae , Pool #MA4281 ....................................... 2.00 3/1/51 276
350 Fannie Mae , Pool #FM6852 ....................................... 2.00 5/1/51 281
141 Fannie Mae , Pool #MA4204 ....................................... 2.00 12/1/40 120
336 Fannie Mae , Pool #MA4360 ....................................... 2.00 6/1/36 299
224 Fannie Mae , Pool #BR4435 ....................................... 2.00 4/1/51 178
260 Fannie Mae , Pool #FS1621 ........................................ 2.00 7/1/51 206
430 Fannie Mae , Pool #CA8252 ....................................... 2.00 12/1/45 343
352 Fannie Mae , Pool #CA8850 ....................................... 2.00 2/1/51 280
436 Fannie Mae , Pool #FS1334 ........................................ 2.00 11/1/51 347
343 Fannie Mae , Pool #BQ8341 ....................................... 2.00 12/1/50 273
361 Fannie Mae , Pool #BQ9685 ....................................... 2.00 1/1/51 288
66 Fannie Mae , Pool #AS1058 ........................................ 2.00 11/1/28 62
224 Fannie Mae , Pool #MA4325 ....................................... 2.00 5/1/51 177
82 Fannie Mae , Pool #MA4474 ....................................... 2.00 11/1/41 69
387 Fannie Mae , Pool #CA8687 ....................................... 2.00 1/1/51 309
353 Fannie Mae , Pool #FM6555 ....................................... 2.00 4/1/51 283
444 Fannie Mae , Pool #CA8933 ....................................... 2.00 2/1/51 356
228 Fannie Mae , Pool #FM5044 ....................................... 2.00 12/1/50 184
120 Fannie Mae , Pool #FM5453 ....................................... 2.00 1/1/41 102
378 Fannie Mae , Pool #CA7833 ....................................... 2.00 11/1/50 304
409 Fannie Mae , Pool #BT0240 ........................................ 2.00 9/1/51 325
35 Fannie Mae , Pool #MA2906 ....................................... 2.00 2/1/32 33
61 Fannie Mae , Pool #BU8781 ....................................... 2.00 4/1/37 55
162 Fannie Mae , Pool #MA4333 ....................................... 2.00 5/1/41 137
369 Fannie Mae , Pool #FM5308 ....................................... 2.00 12/1/50 294
286 Fannie Mae , Pool #CA8955 ....................................... 2.50 2/1/51 240
26 Fannie Mae , Pool #MA3217 ....................................... 2.50 12/1/32 25
61 Fannie Mae , Pool #MA1277 ....................................... 2.50 12/1/27 59
220 Fannie Mae , Pool #CA6074 ....................................... 2.50 6/1/50 183
357 Fannie Mae , Pool #BR7857 ....................................... 2.50 5/1/51 297
237 Fannie Mae , Pool #CA6304 ....................................... 2.50 7/1/50 197
391 Fannie Mae , Pool #FM9033 ....................................... 2.50 10/1/51 327
221 Fannie Mae , Pool #BO4657 ....................................... 2.50 11/1/49 184
202 Fannie Mae , Pool #CA8132 ....................................... 2.50 12/1/50 169
24 Fannie Mae , Pool #MA4016 ....................................... 2.50 5/1/40 21
60 Fannie Mae , Pool #MA4053 ....................................... 2.50 6/1/35 55
79 Fannie Mae , Pool #MA3154 ....................................... 2.50 10/1/32 74
84 Fannie Mae , Pool #MA3827 ....................................... 2.50 11/1/34 78
143 Fannie Mae , Pool #MA3246 ....................................... 2.50 1/1/33 134
43 Fannie Mae , Pool #MA3764 ....................................... 2.50 9/1/34 40
61 Fannie Mae , Pool #FM3296 ....................................... 2.50 5/1/35 55
10 Fannie Mae , Pool #MA3830 ....................................... 2.50 11/1/39 9
62 Fannie Mae , Pool #MA1210 ....................................... 2.50 10/1/27 60

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities
Portfolio of Investments (continued) — March 31, 2024 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 8 Fannie Mae , Pool #MA1511 ....................................... 2.50 7/1/33 $ 7
15 Fannie Mae , Pool #MA1270 ....................................... 2.50 11/1/32 14
209 Fannie Mae , Pool #CB1131 ........................................ 2.50 7/1/51 173
418 Fannie Mae , Pool #CB1828 ....................................... 2.50 10/1/51 348
111 Fannie Mae , Pool #MA4099 ....................................... 2.50 8/1/35 102
18 Fannie Mae , Pool #AS0513 ........................................ 2.50 8/1/43 16
315 Fannie Mae , Pool #CA8131 ....................................... 2.50 12/1/50 264
248 Fannie Mae , Pool #CA6075 ....................................... 2.50 6/1/50 206
52 Fannie Mae , Pool #AS4946 ........................................ 2.50 5/1/30 49
7 Fannie Mae , Pool #MA2888 ....................................... 2.50 1/1/47 6
227 Fannie Mae , Pool #FM2881 ....................................... 2.50 4/1/50 191
44 Fannie Mae , Pool #AS8892 ........................................ 2.50 2/1/32 40
249 Fannie Mae , Pool #MA4256 ....................................... 2.50 2/1/51 208
278 Fannie Mae , Pool #FM4638 ....................................... 2.50 10/1/50 231
299 Fannie Mae , Pool #FM4309 ....................................... 2.50 9/1/50 250
447 Fannie Mae , Pool #CB2523 ....................................... 2.50 1/1/52 374
18 Fannie Mae , Pool #BJ3742 ........................................ 2.50 12/1/32 17
217 Fannie Mae , Pool #MA4210 ....................................... 2.50 12/1/50 181
43 Fannie Mae , Pool #AU2619 ....................................... 2.50 8/1/28 41
170 Fannie Mae , Pool #MA4414 ....................................... 2.50 9/1/51 141
5 Fannie Mae , Pool #AS8172 ........................................ 2.50 10/1/36 5
409 Fannie Mae , Pool #BU1451 ....................................... 2.50 1/1/52 340
53 Fannie Mae , Pool #AP4742 ........................................ 2.50 8/1/27 51
442 Fannie Mae , Pool #FM8745 ....................................... 2.50 9/1/51 366
137 Fannie Mae , Pool #BQ0329 ....................................... 2.50 7/1/50 115
226 Fannie Mae , Pool #BP5878 ........................................ 2.50 6/1/50 189
26 Fannie Mae , Pool #MA3801 ....................................... 2.50 10/1/49 22
21 Fannie Mae , Pool #FM9543 ....................................... 2.50 12/1/51 17
12 Fannie Mae , Pool #AS8437 ........................................ 2.50 12/1/36 11
235 Fannie Mae , Pool #MA4096 ....................................... 2.50 8/1/50 196
231 Fannie Mae , Pool #MA4159 ....................................... 2.50 10/1/50 194
174 Fannie Mae , Pool #MA4183 ....................................... 2.50 11/1/50 146
43 Fannie Mae , Pool #AO3019 ....................................... 2.50 5/1/27 41
48 Fannie Mae , Pool #BE3032 ........................................ 2.50 1/1/32 44
18 Fannie Mae , Pool #MA3737 ....................................... 2.50 8/1/34 17
146 Fannie Mae , Pool #MA2730 ....................................... 2.50 8/1/46 124
8 Fannie Mae , Pool #MA3788 ....................................... 2.50 9/1/39 7
256 Fannie Mae , Pool #FM3494 ....................................... 2.50 4/1/48 218
13 Fannie Mae , Pool #AZ6458 ....................................... 2.50 7/1/30 12
46 Fannie Mae , Pool #AU6387 ....................................... 2.50 11/1/28 44
386 Fannie Mae , Pool #BU5917 ....................................... 2.50 12/1/51 325
316 Fannie Mae , Pool #MA4517 ....................................... 2.50 1/1/37 288
95 Fannie Mae , Pool #MA3765 ....................................... 2.50 9/1/49 80
8 Fannie Mae , Pool #MA2854 ....................................... 2.50 12/1/46 7
449 Fannie Mae , Pool #CA9289 ....................................... 2.50 2/1/51 373
210 Fannie Mae , Pool #FM3027 ....................................... 2.50 12/1/46 175
20 Fannie Mae , Pool #CB2979 ....................................... 2.50 2/1/37 18
391 Fannie Mae , Pool #FM8997 ....................................... 2.50 10/1/51 327
70 Fannie Mae , Pool #AB7391 ....................................... 2.50 12/1/42 61
21 Fannie Mae , Pool #MA3282 ....................................... 2.50 2/1/33 20
32 Fannie Mae , Pool #AS8246 ........................................ 2.50 11/1/31 29
274 Fannie Mae , Pool #FM3878 ....................................... 2.50 7/1/50 232
282 Fannie Mae , Pool #CA7237 ....................................... 2.50 10/1/50 236
310 Fannie Mae , Pool #MA4541 ....................................... 2.50 2/1/42 267
18 Fannie Mae , Pool #AS4660 ........................................ 2.50 3/1/30 17
28 Fannie Mae , Pool #AT2717 ........................................ 2.50 5/1/43 25
59 Fannie Mae , Pool #MA3965 ....................................... 2.50 3/1/40 52
27 Fannie Mae , Pool #BJ3944 ........................................ 2.50 1/1/33 25
390 Fannie Mae , Pool #CB1556 ....................................... 2.50 9/1/51 326

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities
Portfolio of Investments (continued) — March 31, 2024 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 44 Fannie Mae , Pool #MA3955 ....................................... 2.50 3/1/35 $ 40
376 Fannie Mae , Pool #MA4399 ....................................... 2.50 8/1/51 313
23 Fannie Mae , Pool #AU5334 ....................................... 2.50 11/1/28 22
405 Fannie Mae , Pool #FS0030 ........................................ 2.50 4/1/51 336
454 Fannie Mae , Pool #FS0235 ........................................ 2.50 1/1/52 377
43 Fannie Mae , Pool #MA3896 ....................................... 2.50 1/1/35 40
320 Fannie Mae , Pool #BQ5110 ....................................... 2.50 11/1/50 268
224 Fannie Mae , Pool #BK2588 ....................................... 2.50 5/1/50 187
44 Fannie Mae , Pool #FS0547 ........................................ 2.50 2/1/52 37
109 Fannie Mae , Pool #FS1340 ........................................ 2.50 3/1/52 91
384 Fannie Mae , Pool #CB0415 ....................................... 2.50 5/1/51 320
134 Fannie Mae , Pool #MA3990 ....................................... 2.50 4/1/50 112
233 Fannie Mae , Pool #MA4078 ....................................... 2.50 7/1/50 195
53 Fannie Mae , Pool #BC9041 ....................................... 2.50 11/1/31 49
4 Fannie Mae , Pool #MA2789 ....................................... 2.50 10/1/36 4
136 Fannie Mae , Pool #MA3902 ....................................... 2.50 1/1/50 114
16 Fannie Mae , Pool #MA2868 ....................................... 2.50 1/1/32 15
409 Fannie Mae , Pool #CB1784 ....................................... 2.50 10/1/51 338
241 Fannie Mae , Pool #FM4231 ....................................... 2.50 9/1/50 200
121 Fannie Mae , Pool #MA4075 ....................................... 2.50 7/1/35 111
100 Fannie Mae , Pool #MA3871 ....................................... 3.00 12/1/49 86
80 Fannie Mae , Pool #MA2895 ....................................... 3.00 2/1/47 71
20 Fannie Mae , Pool #CA5423 ....................................... 3.00 3/1/50 18
61 Fannie Mae , Pool #BD5545 ....................................... 3.00 10/1/46 54
15 Fannie Mae , Pool #MA2579 ....................................... 3.00 4/1/36 14
10 Fannie Mae , Pool #MA1058 ....................................... 3.00 5/1/32 9
356 Fannie Mae , Pool #CB2759 ....................................... 3.00 2/1/52 307
30 Fannie Mae , Pool #MA2773 ....................................... 3.00 10/1/36 27
76 Fannie Mae , Pool #AS0196 ........................................ 3.00 8/1/28 72
87 Fannie Mae , Pool #MA3082 ....................................... 3.00 7/1/47 77
63 Fannie Mae , Pool #AS4884 ........................................ 3.00 5/1/45 56
71 Fannie Mae , Pool #MA2833 ....................................... 3.00 12/1/46 63
89 Fannie Mae , Pool #MA2806 ....................................... 3.00 11/1/46 78
39 Fannie Mae , Pool #BE4400 ........................................ 3.00 1/1/47 34
230 Fannie Mae , Pool #FS1374 ........................................ 3.00 3/1/52 198
9 Fannie Mae , Pool #MA3218 ....................................... 3.00 12/1/32 9
108 Fannie Mae , Pool #MA2737 ....................................... 3.00 9/1/46 94
183 Fannie Mae , Pool #MA4579 ....................................... 3.00 4/1/52 158
49 Fannie Mae , Pool #MA3179 ....................................... 3.00 11/1/47 43
15 Fannie Mae , Pool #MA2961 ....................................... 3.00 4/1/37 14
4 Fannie Mae , Pool #MA3100 ....................................... 3.00 8/1/37 4
9 Fannie Mae , Pool #BA4786 ....................................... 3.00 2/1/31 9
20 Fannie Mae , Pool #AS2312 ........................................ 3.00 5/1/29 19
87 Fannie Mae , Pool #BC9003 ....................................... 3.00 11/1/46 77
16 Fannie Mae , Pool #AS3117 ........................................ 3.00 8/1/29 15
24 Fannie Mae , Pool #BD5076 ....................................... 3.00 2/1/32 23
11 Fannie Mae , Pool #MA2087 ....................................... 3.00 11/1/34 10
25 Fannie Mae , Pool #AS8483 ........................................ 3.00 12/1/46 22
26 Fannie Mae , Pool #AL8861 ....................................... 3.00 7/1/31 24
23 Fannie Mae , Pool #MA2149 ....................................... 3.00 1/1/30 22
5 Fannie Mae , Pool #AK0006 ....................................... 3.00 1/1/27 5
71 Fannie Mae , Pool #MA3106 ....................................... 3.00 8/1/47 62
21 Fannie Mae , Pool #MA1338 ....................................... 3.00 2/1/33 20
89 Fannie Mae , Pool #BC4764 ....................................... 3.00 10/1/46 78
26 Fannie Mae , Pool #AB4483 ....................................... 3.00 2/1/27 25
7 Fannie Mae , Pool #MA2065 ....................................... 3.00 10/1/34 7
63 Fannie Mae , Pool #AY4829 ....................................... 3.00 5/1/45 56
60 Fannie Mae , Pool #AS4333 ........................................ 3.00 1/1/45 53
128 Fannie Mae , Pool #BD2446 ....................................... 3.00 1/1/47 113

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities
Portfolio of Investments (continued) — March 31, 2024 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 29 Fannie Mae , Pool #MA3744 ....................................... 3.00 8/1/49 $ 26
6 Fannie Mae , Pool #MA3802 ....................................... 3.00 10/1/49 5
108 Fannie Mae , Pool #AB8897 ....................................... 3.00 4/1/43 97
12 Fannie Mae , Pool #AR7426 ....................................... 3.00 7/1/43 11
14 Fannie Mae , Pool #AS4334 ........................................ 3.00 1/1/45 13
21 Fannie Mae , Pool #MA3304 ....................................... 3.00 3/1/48 18
98 Fannie Mae , Pool #MA1307 ....................................... 3.00 1/1/33 90
28 Fannie Mae , Pool #MA2523 ....................................... 3.00 2/1/36 26
397 Fannie Mae , Pool #CB3172 ....................................... 3.00 3/1/52 342
53 Fannie Mae , Pool #AK3302 ....................................... 3.00 3/1/27 50
16 Fannie Mae , Pool #BM1370 ....................................... 3.00 4/1/37 15
301 Fannie Mae , Pool #AB7099 ....................................... 3.00 11/1/42 268
42 Fannie Mae , Pool #MA3147 ....................................... 3.00 10/1/47 37
16 Fannie Mae , Pool #MA2832 ....................................... 3.00 12/1/36 15
73 Fannie Mae , Pool #AS8784 ........................................ 3.00 2/1/47 64
197 Fannie Mae , Pool #AO0752 ....................................... 3.00 4/1/42 176
246 Fannie Mae , Pool #BU1241 ....................................... 3.00 3/1/52 212
187 Fannie Mae , Pool #FS0831 ........................................ 3.00 3/1/52 162
335 Fannie Mae , Pool #FS2122 ........................................ 3.00 3/1/52 290
28 Fannie Mae , Pool #MA2425 ....................................... 3.00 10/1/30 27
139 Fannie Mae , Pool #AP2465 ........................................ 3.00 8/1/42 124
13 Fannie Mae , Pool #MA3185 ....................................... 3.00 11/1/37 12
432 Fannie Mae , Pool #CB2755 ....................................... 3.00 2/1/52 374
19 Fannie Mae , Pool #MA3247 ....................................... 3.00 1/1/33 18
15 Fannie Mae , Pool #AT1575 ........................................ 3.00 5/1/43 14
441 Fannie Mae , Pool #CA5229 ....................................... 3.00 2/1/50 381
429 Fannie Mae , Pool #CB2756 ....................................... 3.00 2/1/52 373
169 Fannie Mae , Pool #AP6493 ........................................ 3.00 9/1/42 151
311 Fannie Mae , Pool #AQ7920 ....................................... 3.00 12/1/42 277
24 Fannie Mae , Pool #AS8438 ........................................ 3.00 12/1/36 22
404 Fannie Mae , Pool #BU8883 ....................................... 3.00 3/1/52 349
352 Fannie Mae , Pool #AP6375 ........................................ 3.00 9/1/42 314
54 Fannie Mae , Pool #FM1552 ....................................... 3.00 12/1/47 47
79 Fannie Mae , Pool #MA3774 ....................................... 3.00 9/1/49 69
6 Fannie Mae , Pool #AX8309 ....................................... 3.00 11/1/29 6
76 Fannie Mae , Pool #AU3735 ....................................... 3.00 8/1/43 68
8 Fannie Mae , Pool #AZ4358 ....................................... 3.00 7/1/30 7
9 Fannie Mae , Pool #MA3078 ....................................... 3.00 7/1/37 8
110 Fannie Mae , Pool #AS7904 ........................................ 3.00 9/1/46 97
163 Fannie Mae , Pool #BP1932 ........................................ 3.00 4/1/50 141
35 Fannie Mae , Pool #MA3127 ....................................... 3.00 9/1/37 32
52 Fannie Mae , Pool #CA5519 ....................................... 3.00 4/1/50 45
4 Fannie Mae , Pool #FM1585 ....................................... 3.00 9/1/49 3
162 Fannie Mae , Pool #MA4048 ....................................... 3.00 6/1/50 141
24 Fannie Mae , Pool #MA3331 ....................................... 3.00 4/1/48 21
41 Fannie Mae , Pool #AS7908 ........................................ 3.00 9/1/46 36
16 Fannie Mae , Pool #AW8295 ....................................... 3.00 8/1/29 15
5 Fannie Mae , Pool #BA0826 ....................................... 3.00 10/1/30 5
72 Fannie Mae , Pool #BD4225 ....................................... 3.00 11/1/46 64
118 Fannie Mae , Pool #AT0682 ........................................ 3.00 4/1/43 106
28 Fannie Mae , Pool #AW7383 ....................................... 3.00 8/1/29 26
25 Fannie Mae , Pool #AL9996 ....................................... 3.00 4/1/32 24
17 Fannie Mae , Pool #AQ3223 ....................................... 3.00 11/1/27 17
113 Fannie Mae , Pool #BO2201 ....................................... 3.00 9/1/49 99
66 Fannie Mae , Pool #MA3960 ....................................... 3.00 3/1/50 57
37 Fannie Mae , Pool #AS8186 ........................................ 3.00 10/1/46 33
47 Fannie Mae , Pool #AY4200 ....................................... 3.00 5/1/45 42
40 Fannie Mae , Pool #AS1527 ........................................ 3.00 1/1/29 38
9 Fannie Mae , Pool #MA2287 ....................................... 3.00 6/1/35 8

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities
Portfolio of Investments (continued) — March 31, 2024 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 18 Fannie Mae , Pool #AU7890 ....................................... 3.00 9/1/28 $ 18
32 Fannie Mae , Pool #AZ0538 ....................................... 3.00 9/1/30 30
22 Fannie Mae , Pool #AS8424 ........................................ 3.00 12/1/36 20
16 Fannie Mae , Pool #MA3897 ....................................... 3.00 1/1/35 15
129 Fannie Mae , Pool #BP6466 ........................................ 3.00 7/1/50 112
109 Fannie Mae , Pool #AL9865 ....................................... 3.00 2/1/47 96
37 Fannie Mae , Pool #BO9169 ....................................... 3.00 12/1/49 32
72 Fannie Mae , Pool #BO7242 ....................................... 3.00 1/1/50 63
18 Fannie Mae , Pool #MA3958 ....................................... 3.00 3/1/40 17
93 Fannie Mae , Pool #CA5729 ....................................... 3.00 5/1/50 80
35 Fannie Mae , Pool #CA3754 ....................................... 3.00 6/1/34 33
18 Fannie Mae , Pool #BJ2996 ........................................ 3.00 1/1/33 17
103 Fannie Mae , Pool #MA3937 ....................................... 3.00 2/1/50 90
109 Fannie Mae , Pool #MA4079 ....................................... 3.00 7/1/50 95
33 Fannie Mae , Pool #MA3991 ....................................... 3.00 4/1/50 28
31 Fannie Mae , Pool #FM4317 ....................................... 3.00 9/1/50 27
131 Fannie Mae , Pool #CA5668 ....................................... 3.00 5/1/50 113
42 Fannie Mae , Pool #MA1401 ....................................... 3.00 4/1/33 40
19 Fannie Mae , Pool #MA3237 ....................................... 3.00 1/1/48 17
21 Fannie Mae , Pool #CA4860 ....................................... 3.00 12/1/49 19
106 Fannie Mae , Pool #AS8414 ........................................ 3.00 11/1/46 93
20 Fannie Mae , Pool #MA3339 ....................................... 3.00 4/1/33 19
100 Fannie Mae , Pool #BO8947 ....................................... 3.00 1/1/50 88
365 Fannie Mae , Pool #CB3364 ....................................... 3.00 4/1/52 315
12 Fannie Mae , Pool #MA2897 ....................................... 3.00 2/1/37 11
6 Fannie Mae , Pool #AL9848 ....................................... 3.00 3/1/47 6
5 Fannie Mae , Pool #MA3738 ....................................... 3.00 8/1/34 5
11 Fannie Mae , Pool #AS8056 ........................................ 3.00 10/1/46 10
47 Fannie Mae , Pool #AS7238 ........................................ 3.00 5/1/46 42
107 Fannie Mae , Pool #MA3905 ....................................... 3.00 1/1/50 94
116 Fannie Mae , Pool #AT7620 ........................................ 3.00 6/1/43 105
134 Fannie Mae , Pool #BO6219 ....................................... 3.00 12/1/49 117
15 Fannie Mae , Pool #BK1015 ....................................... 3.00 2/1/33 14
74 Fannie Mae , Pool #AS8276 ........................................ 3.00 11/1/46 66
21 Fannie Mae , Pool #MA3090 ....................................... 3.00 8/1/32 20
44 Fannie Mae , Pool #MA1527 ....................................... 3.00 8/1/33 41
69 Fannie Mae , Pool #MA2246 ....................................... 3.00 4/1/30 65
26 Fannie Mae , Pool #MA2230 ....................................... 3.00 4/1/35 24
198 Fannie Mae , Pool #MA3834 ....................................... 3.00 11/1/49 173
7 Fannie Mae , Pool #MA3657 ....................................... 3.00 5/1/34 7
23 Fannie Mae , Pool #MA3934 ....................................... 3.00 2/1/40 21
63 Fannie Mae , Pool #BE1901 ........................................ 3.00 12/1/46 55
15 Fannie Mae , Pool #BC4276 ....................................... 3.00 4/1/46 13
24 Fannie Mae , Pool #MA3060 ....................................... 3.00 7/1/32 23
74 Fannie Mae , Pool #MA2863 ....................................... 3.00 1/1/47 65
16 Fannie Mae , Pool #BE9547 ........................................ 3.00 4/1/47 15
98 Fannie Mae , Pool #AT2014 ........................................ 3.00 4/1/43 88
20 Fannie Mae , Pool #BE3861 ........................................ 3.00 1/1/47 18
21 Fannie Mae , Pool #MA3631 ....................................... 3.00 4/1/34 20
36 Fannie Mae , Pool #CA3788 ....................................... 3.00 7/1/49 32
28 Fannie Mae , Pool #MA3831 ....................................... 3.00 11/1/39 26
88 Fannie Mae , Pool #BN7703 ....................................... 3.00 8/1/49 77
115 Fannie Mae , Pool #FM1370 ....................................... 3.00 4/1/46 102
65 Fannie Mae , Pool #FM1134 ....................................... 3.00 4/1/48 57
184 Fannie Mae , Pool #FM3395 ....................................... 3.00 6/1/50 160
54 Fannie Mae , Pool #FM2132 ....................................... 3.00 1/1/50 46
94 Fannie Mae , Pool #BO3192 ....................................... 3.00 10/1/49 82
117 Fannie Mae , Pool #MA2956 ....................................... 3.00 4/1/47 104
145 Fannie Mae , Pool #MA4020 ....................................... 3.00 5/1/50 126

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities
Portfolio of Investments (continued) — March 31, 2024 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 42 Fannie Mae , Pool #BD5787 ....................................... 3.00 9/1/46 $ 37
53 Fannie Mae , Pool #AS8521 ........................................ 3.00 12/1/46 47
17 Fannie Mae , Pool #MA3692 ....................................... 3.50 7/1/49 16
47 Fannie Mae , Pool #AZ9576 ....................................... 3.50 12/1/45 43
51 Fannie Mae , Pool #AU3742 ....................................... 3.50 8/1/43 47
41 Fannie Mae , Pool #AO9140 ....................................... 3.50 7/1/42 38
97 Fannie Mae , Pool #AO3760 ....................................... 3.50 5/1/42 89
22 Fannie Mae , Pool #MA3494 ....................................... 3.50 10/1/48 20
45 Fannie Mae , Pool #BM5485 ....................................... 3.50 2/1/49 41
4 Fannie Mae , Pool #AL8776 ....................................... 3.50 7/1/46 3
36 Fannie Mae , Pool #AY3802 ....................................... 3.50 2/1/45 34
24 Fannie Mae , Pool #AY8856 ....................................... 3.50 9/1/45 22
51 Fannie Mae , Pool #FM3387 ....................................... 3.50 3/1/35 49
76 Fannie Mae , Pool #BM4703 ....................................... 3.50 2/1/48 69
40 Fannie Mae , Pool #AS7239 ........................................ 3.50 5/1/46 36
48 Fannie Mae , Pool #MA3057 ....................................... 3.50 7/1/47 44
34 Fannie Mae , Pool #AY3913 ....................................... 3.50 2/1/45 32
67 Fannie Mae , Pool #FM1911 ....................................... 3.50 7/1/48 62
24 Fannie Mae , Pool #MA3775 ....................................... 3.50 9/1/49 22
72 Fannie Mae , Pool #BC1158 ........................................ 3.50 2/1/46 65
23 Fannie Mae , Pool #AZ2614 ....................................... 3.50 8/1/45 21
53 Fannie Mae , Pool #AO4385 ....................................... 3.50 6/1/42 49
15 Fannie Mae , Pool #MA3637 ....................................... 3.50 4/1/49 13
18 Fannie Mae , Pool #CA1191 ....................................... 3.50 11/1/47 16
9 Fannie Mae , Pool #MA2692 ....................................... 3.50 7/1/36 8
59 Fannie Mae , Pool #MA2125 ....................................... 3.50 12/1/44 53
34 Fannie Mae , Pool #BC3126 ....................................... 3.50 1/1/46 31
3 Fannie Mae , Pool #AX0159 ....................................... 3.50 9/1/29 3
22 Fannie Mae , Pool #BC7633 ....................................... 3.50 6/1/46 20
74 Fannie Mae , Pool #AZ0862 ....................................... 3.50 7/1/45 68
70 Fannie Mae , Pool #MA3520 ....................................... 3.50 11/1/48 64
122 Fannie Mae , Pool #AQ0546 ....................................... 3.50 11/1/42 113
74 Fannie Mae , Pool #FM1543 ....................................... 3.50 11/1/48 67
37 Fannie Mae , Pool #AS6649 ........................................ 3.50 2/1/46 33
45 Fannie Mae , Pool #AS7388 ........................................ 3.50 6/1/46 41
36 Fannie Mae , Pool #FM0020 ....................................... 3.50 7/1/49 32
5 Fannie Mae , Pool #310139 ........................................ 3.50 11/1/25 5
17 Fannie Mae , Pool #FS1774 ........................................ 3.50 5/1/37 16
41 Fannie Mae , Pool #AX2486 ....................................... 3.50 10/1/44 38
68 Fannie Mae , Pool #MA3238 ....................................... 3.50 1/1/48 62
55 Fannie Mae , Pool #CA0487 ....................................... 3.50 10/1/47 50
8 Fannie Mae , Pool #MA3906 ....................................... 3.50 1/1/50 7
23 Fannie Mae , Pool #AX5201 ....................................... 3.50 10/1/29 22
5 Fannie Mae , Pool #BM5446 ....................................... 3.50 2/1/49 5
21 Fannie Mae , Pool #AP9390 ........................................ 3.50 10/1/42 19
56 Fannie Mae , Pool #MA3745 ....................................... 3.50 8/1/49 51
307 Fannie Mae , Pool #AO2548 ....................................... 3.50 4/1/42 284
4 Fannie Mae , Pool #MA2996 ....................................... 3.50 5/1/37 4
8 Fannie Mae , Pool #CA0234 ....................................... 3.50 8/1/47 8
255 Fannie Mae , Pool #AO8137 ....................................... 3.50 8/1/42 236
4 Fannie Mae , Pool #AV6407 ....................................... 3.50 2/1/29 4
11 Fannie Mae , Pool #MA3835 ....................................... 3.50 11/1/49 10
56 Fannie Mae , Pool #MA3663 ....................................... 3.50 5/1/49 51
54 Fannie Mae , Pool #MA1982 ....................................... 3.50 8/1/34 51
8 Fannie Mae , Pool #MA3152 ....................................... 3.50 10/1/37 7
50 Fannie Mae , Pool #AY5303 ....................................... 3.50 3/1/45 46
49 Fannie Mae , Pool #MA3332 ....................................... 3.50 4/1/48 45
19 Fannie Mae , Pool #MA3614 ....................................... 3.50 3/1/49 17
19 Fannie Mae , Pool #BA1893 ....................................... 3.50 8/1/45 17

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities
Portfolio of Investments (continued) — March 31, 2024 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 22 Fannie Mae , Pool #AX7655 ....................................... 3.50 1/1/45 $ 20
114 Fannie Mae , Pool #MA3276 ....................................... 3.50 2/1/48 104
67 Fannie Mae , Pool #MA1107 ....................................... 3.50 7/1/32 64
47 Fannie Mae , Pool #AO4647 ....................................... 3.50 6/1/42 43
32 Fannie Mae , Pool #BE5258 ........................................ 3.50 1/1/47 29
23 Fannie Mae , Pool #BC0163 ....................................... 3.50 1/1/46 22
229 Fannie Mae , Pool #CB3601 ....................................... 3.50 5/1/52 206
42 Fannie Mae , Pool #AS4773 ........................................ 3.50 4/1/45 38
1 Fannie Mae , Pool #BA5031 ....................................... 3.50 1/1/46 1
11 Fannie Mae , Pool #MA2495 ....................................... 3.50 1/1/46 10
36 Fannie Mae , Pool #AS5068 ........................................ 3.50 6/1/45 33
53 Fannie Mae , Pool #AS4771 ........................................ 3.50 4/1/45 49
15 Fannie Mae , Pool #AJ4093 ........................................ 3.50 10/1/26 15
46 Fannie Mae , Pool #MA1980 ....................................... 3.50 8/1/44 42
15 Fannie Mae , Pool #AE0981 ....................................... 3.50 3/1/41 14
29 Fannie Mae , Pool #AS5319 ........................................ 3.50 7/1/45 26
89 Fannie Mae , Pool #AU1635 ....................................... 3.50 7/1/43 81
95 Fannie Mae , Pool #BH9277 ....................................... 3.50 2/1/48 87
51 Fannie Mae , Pool #MA3414 ....................................... 3.50 7/1/48 46
26 Fannie Mae , Pool #BJ0647 ........................................ 3.50 3/1/48 23
77 Fannie Mae , Pool #AS3133 ........................................ 3.50 8/1/44 71
7 Fannie Mae , Pool #AS2081 ........................................ 3.50 4/1/29 7
56 Fannie Mae , Pool #AL1717 ....................................... 3.50 5/1/27 53
53 Fannie Mae , Pool #AX9530 ....................................... 3.50 2/1/45 49
7 Fannie Mae , Pool #MA3634 ....................................... 3.50 4/1/39 7
57 Fannie Mae , Pool #FM1001 ....................................... 3.50 11/1/48 52
55 Fannie Mae , Pool #FM1566 ....................................... 3.50 11/1/48 50
41 Fannie Mae , Pool #FM1028 ....................................... 3.50 6/1/49 37
63 Fannie Mae , Pool #BM2000 ....................................... 3.50 5/1/47 57
8 Fannie Mae , Pool #AE5487 ....................................... 3.50 10/1/25 7
8 Fannie Mae , Pool #MA3059 ....................................... 3.50 7/1/37 7
131 Fannie Mae , Pool #BP1947 ........................................ 3.50 4/1/50 119
65 Fannie Mae , Pool #MA3305 ....................................... 3.50 3/1/48 59
91 Fannie Mae , Pool #BD2436 ....................................... 3.50 1/1/47 83
5 Fannie Mae , Pool #MA2909 ....................................... 3.50 2/1/37 5
25 Fannie Mae , Pool #AS4772 ........................................ 3.50 4/1/45 23
342 Fannie Mae , Pool #BU8723 ....................................... 3.50 6/1/52 307
70 Fannie Mae , Pool #MA2292 ....................................... 3.50 6/1/45 65
43 Fannie Mae , Pool #AY4300 ....................................... 3.50 1/1/45 39
465 Fannie Mae , Pool #MA4600 ....................................... 3.50 5/1/52 417
68 Fannie Mae , Pool #AY1306 ....................................... 3.50 3/1/45 63
41 Fannie Mae , Pool #BE3767 ........................................ 3.50 7/1/47 37
248 Fannie Mae , Pool #AB6017 ....................................... 3.50 8/1/42 229
79 Fannie Mae , Pool #BH5155 ....................................... 3.50 9/1/47 72
26 Fannie Mae , Pool #AZ6383 ....................................... 3.50 9/1/45 24
48 Fannie Mae , Pool #AS7491 ........................................ 3.50 7/1/46 44
24 Fannie Mae , Pool #MA2923 ....................................... 3.50 3/1/37 23
56 Fannie Mae , Pool #AS0024 ........................................ 3.50 7/1/43 51
76 Fannie Mae , Pool #BH9215 ....................................... 3.50 1/1/48 69
3 Fannie Mae , Pool #AJ6181 ........................................ 3.50 12/1/26 3
6 Fannie Mae , Pool #AK0706 ....................................... 3.50 2/1/27 6
17 Fannie Mae , Pool #AS5892 ........................................ 3.50 10/1/45 16
47 Fannie Mae , Pool #AK7497 ....................................... 3.50 4/1/42 43
4 Fannie Mae , Pool #MA1021 ....................................... 3.50 3/1/27 4
376 Fannie Mae , Pool #MA4654 ....................................... 3.50 7/1/52 337
20 Fannie Mae , Pool #MA3597 ....................................... 3.50 2/1/49 18
49 Fannie Mae , Pool #MA1059 ....................................... 3.50 5/1/32 46
57 Fannie Mae , Pool #BK9038 ....................................... 3.50 10/1/33 55
30 Fannie Mae , Pool #AS5696 ........................................ 3.50 8/1/45 28

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities
Portfolio of Investments (continued) — March 31, 2024 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 62 Fannie Mae , Pool #AJ8476 ........................................ 3.50 12/1/41 $ 57
23 Fannie Mae , Pool #MA2389 ....................................... 3.50 9/1/35 21
53 Fannie Mae , Pool #MA3026 ....................................... 3.50 6/1/47 48
6 Fannie Mae , Pool #BM1231 ....................................... 3.50 11/1/31 5
27 Fannie Mae , Pool #BM2001 ....................................... 3.50 12/1/46 25
74 Fannie Mae , Pool #MA3182 ....................................... 3.50 11/1/47 67
23 Fannie Mae , Pool #MA3462 ....................................... 3.50 9/1/33 22
78 Fannie Mae , Pool #BJ2692 ........................................ 3.50 4/1/48 71
66 Fannie Mae , Pool #BD5046 ....................................... 3.50 2/1/47 60
146 Fannie Mae , Pool #BM1568 ....................................... 3.50 7/1/47 136
8 Fannie Mae , Pool #AS2117 ........................................ 4.00 4/1/44 7
25 Fannie Mae , Pool #AY1595 ....................................... 4.00 1/1/45 24
51 Fannie Mae , Pool #BJ9169 ........................................ 4.00 5/1/48 47
60 Fannie Mae , Pool #BD7081 ....................................... 4.00 3/1/47 57
11 Fannie Mae , Pool #BJ0639 ........................................ 4.00 3/1/48 10
36 Fannie Mae , Pool #MA3615 ....................................... 4.00 3/1/49 34
50 Fannie Mae , Pool #BM2002 ....................................... 4.00 10/1/47 47
5 Fannie Mae , Pool #MA2536 ....................................... 4.00 2/1/36 5
5 Fannie Mae , Pool #BM4306 ....................................... 4.00 9/1/25 5
24 Fannie Mae , Pool #BK0915 ....................................... 4.00 7/1/48 22
31 Fannie Mae , Pool #BK9697 ....................................... 4.00 12/1/48 29
2 Fannie Mae , Pool #AL9742 ....................................... 4.00 7/1/29 2
85 Fannie Mae , Pool #AS7558 ........................................ 4.00 7/1/46 79
7 Fannie Mae , Pool #MA3413 ....................................... 4.00 7/1/38 7
14 Fannie Mae , Pool #FM1101 ....................................... 4.00 7/1/34 14
39 Fannie Mae , Pool #AV2340 ....................................... 4.00 12/1/43 37
13 Fannie Mae , Pool #BH2623 ....................................... 4.00 8/1/47 12
27 Fannie Mae , Pool #BE8050 ........................................ 4.00 4/1/47 25
27 Fannie Mae , Pool #BN0594 ....................................... 4.00 12/1/48 25
20 Fannie Mae , Pool #AY0025 ....................................... 4.00 2/1/45 19
24 Fannie Mae , Pool #BA6910 ....................................... 4.00 2/1/46 22
2 Fannie Mae , Pool #AC2995 ....................................... 4.00 9/1/24 2
3 Fannie Mae , Pool #AE0375 ....................................... 4.00 7/1/25 3
31 Fannie Mae , Pool #AL7347 ....................................... 4.00 9/1/45 29
37 Fannie Mae , Pool #AS8532 ........................................ 4.00 12/1/46 36
37 Fannie Mae , Pool #CA1894 ....................................... 4.00 6/1/48 35
29 Fannie Mae , Pool #AS7600 ........................................ 4.00 7/1/46 27
280 Fannie Mae , Pool #190405 ........................................ 4.00 10/1/40 268
19 Fannie Mae , Pool #MA3244 ....................................... 4.00 1/1/38 18
5 Fannie Mae , Pool #MA2655 ....................................... 4.00 6/1/36 5
32 Fannie Mae , Pool #AS3467 ........................................ 4.00 10/1/44 30
41 Fannie Mae , Pool #AS3293 ........................................ 4.00 9/1/44 39
24 Fannie Mae , Pool #AS3468 ........................................ 4.00 10/1/44 23
43 Fannie Mae , Pool #AS9831 ........................................ 4.00 6/1/47 40
21 Fannie Mae , Pool #MA3638 ....................................... 4.00 4/1/49 20
6 Fannie Mae , Pool #AS3448 ........................................ 4.00 9/1/44 6
14 Fannie Mae , Pool #MA3592 ....................................... 4.00 2/1/49 14
11 Fannie Mae , Pool #AH3394 ....................................... 4.00 1/1/41 10
87 Fannie Mae , Pool #AH5859 ....................................... 4.00 2/1/41 82
2 Fannie Mae , Pool #AZ8874 ....................................... 4.00 9/1/45 1
89 Fannie Mae , Pool #AZ8067 ....................................... 4.00 9/1/45 84
12 Fannie Mae , Pool #CA2469 ....................................... 4.00 10/1/48 11
40 Fannie Mae , Pool #AX0841 ....................................... 4.00 9/1/44 38
20 Fannie Mae , Pool #AL4778 ....................................... 4.00 10/1/32 20
30 Fannie Mae , Pool #CA0237 ....................................... 4.00 8/1/47 28
13 Fannie Mae , Pool #MA3536 ....................................... 4.00 12/1/48 12
36 Fannie Mae , Pool #BN0334 ....................................... 4.00 12/1/48 33
89 Fannie Mae , Pool #BN6677 ....................................... 4.00 6/1/49 84
19 Fannie Mae , Pool #MA3521 ....................................... 4.00 11/1/48 18

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities
Portfolio of Investments (continued) — March 31, 2024 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 35 Fannie Mae , Pool #BK0909 ....................................... 4.00 7/1/48 $ 32
59 Fannie Mae , Pool #MA3746 ....................................... 4.00 8/1/49 56
35 Fannie Mae , Pool #FM1571 ....................................... 4.00 12/1/48 33
37 Fannie Mae , Pool #FM1415 ....................................... 4.00 12/1/48 35
53 Fannie Mae , Pool #MA3027 ....................................... 4.00 6/1/47 50
10 Fannie Mae , Pool #MA0695 ....................................... 4.00 4/1/31 10
4 Fannie Mae , Pool #MA3037 ....................................... 4.00 6/1/37 4
49 Fannie Mae , Pool #MA3121 ....................................... 4.00 9/1/47 46
11 Fannie Mae , Pool #MA3216 ....................................... 4.00 12/1/37 10
369 Fannie Mae , Pool #FS3526 ........................................ 4.00 12/1/52 343
151 Fannie Mae , Pool #AJ5303 ........................................ 4.00 11/1/41 143
5 Fannie Mae , Pool #AS7028 ........................................ 4.00 4/1/46 5
147 Fannie Mae , Pool #AJ7689 ........................................ 4.00 12/1/41 139
43 Fannie Mae , Pool #AS9486 ........................................ 4.00 4/1/47 40
66 Fannie Mae , Pool #MA2995 ....................................... 4.00 5/1/47 62
1 Fannie Mae , Pool #BA0847 ....................................... 4.00 3/1/46 1
48 Fannie Mae , Pool #FM0021 ....................................... 4.00 3/1/49 45
114 Fannie Mae , Pool #AY1377 ....................................... 4.00 4/1/45 108
25 Fannie Mae , Pool #BC5559 ....................................... 4.00 3/1/46 24
54 Fannie Mae , Pool #MA3211 ....................................... 4.00 12/1/47 51
9 Fannie Mae , Pool #AW5109 ....................................... 4.00 8/1/44 8
6 Fannie Mae , Pool #BM5525 ....................................... 4.00 3/1/31 6
52 Fannie Mae , Pool #CA1015 ....................................... 4.00 1/1/48 49
21 Fannie Mae , Pool #BM4991 ....................................... 4.00 9/1/48 19
57 Fannie Mae , Pool #MA3183 ....................................... 4.00 11/1/47 54
20 Fannie Mae , Pool #BN5258 ....................................... 4.00 2/1/49 19
81 Fannie Mae , Pool #FM5134 ....................................... 4.00 1/1/49 76
65 Fannie Mae , Pool #AO2959 ....................................... 4.00 5/1/42 62
20 Fannie Mae , Pool #AY2291 ....................................... 4.00 3/1/45 19
55 Fannie Mae , Pool #MA3804 ....................................... 4.00 10/1/49 51
38 Fannie Mae , Pool #MA3277 ....................................... 4.00 2/1/48 36
67 Fannie Mae , Pool #BK7943 ....................................... 4.00 11/1/48 63
35 Fannie Mae , Pool #AS7601 ........................................ 4.00 7/1/46 33
10 Fannie Mae , Pool #MA2455 ....................................... 4.00 11/1/35 10
57 Fannie Mae , Pool #CA0183 ....................................... 4.00 8/1/47 53
20 Fannie Mae , Pool #CA2474 ....................................... 4.00 7/1/48 19
13 Fannie Mae , Pool #AS8823 ........................................ 4.00 2/1/47 13
32 Fannie Mae , Pool #MA3563 ....................................... 4.00 1/1/49 30
32 Fannie Mae , Pool #AW5063 ....................................... 4.00 7/1/44 31
41 Fannie Mae , Pool #MA4797 ....................................... 4.00 11/1/37 40
26 Fannie Mae , Pool #AS3903 ........................................ 4.00 11/1/44 25
32 Fannie Mae , Pool #AS2498 ........................................ 4.00 5/1/44 30
37 Fannie Mae , Pool #AY8981 ....................................... 4.00 8/1/45 35
114 Fannie Mae , Pool #AJ7857 ........................................ 4.00 12/1/41 108
5 Fannie Mae , Pool #AL2689 ....................................... 4.00 2/1/27 5
31 Fannie Mae , Pool #AC7328 ....................................... 4.00 12/1/39 30
24 Fannie Mae , Pool #AH6242 ....................................... 4.00 4/1/26 24
51 Fannie Mae , Pool #MA0641 ....................................... 4.00 2/1/31 50
15 Fannie Mae , Pool #MA0493 ....................................... 4.00 8/1/30 15
36 Fannie Mae , Pool #BM5685 ....................................... 4.00 6/1/48 34
230 Fannie Mae , Pool #MA4732 ....................................... 4.00 9/1/52 213
3 Fannie Mae , Pool #CA3084 ....................................... 4.00 2/1/49 2
46 Fannie Mae , Pool #AL8387 ....................................... 4.00 3/1/46 44
5 Fannie Mae , Pool #AW9041 ....................................... 4.00 8/1/44 5
11 Fannie Mae , Pool #MA3427 ....................................... 4.00 7/1/33 11
42 Fannie Mae , Pool #FM1960 ....................................... 4.00 5/1/49 40
43 Fannie Mae , Pool #AS3216 ........................................ 4.00 9/1/44 41
49 Fannie Mae , Pool #AZ7362 ....................................... 4.00 11/1/45 46
14 Fannie Mae , Pool #AT3872 ........................................ 4.00 6/1/43 13

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities
Portfolio of Investments (continued) — March 31, 2024 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 45 Fannie Mae , Pool #BK7608 ....................................... 4.00 9/1/48 $ 42
382 Fannie Mae , Pool #FS0016 ........................................ 4.00 6/1/49 359
69 Fannie Mae , Pool #AU3753 ....................................... 4.00 8/1/43 65
128 Fannie Mae , Pool #AS0531 ........................................ 4.00 9/1/43 121
43 Fannie Mae , Pool #AS8157 ........................................ 4.50 10/1/46 42
51 Fannie Mae , Pool #CA1711 ....................................... 4.50 5/1/48 49
14 Fannie Mae , Pool #BE6489 ........................................ 4.50 1/1/47 13
12 Fannie Mae , Pool #AS8576 ........................................ 4.50 12/1/46 12
386 Fannie Mae , Pool #MA5070 ....................................... 4.50 7/1/53 368
52 Fannie Mae , Pool #AD8529 ....................................... 4.50 8/1/40 51
25 Fannie Mae , Pool #AL5082 ....................................... 4.50 3/1/44 24
21 Fannie Mae , Pool #MA3522 ....................................... 4.50 11/1/48 20
96 Fannie Mae , Pool #AS9394 ........................................ 4.50 4/1/47 93
46 Fannie Mae , Pool #MA3639 ....................................... 4.50 4/1/49 45
216 Fannie Mae , Pool #MA3184 ....................................... 4.50 11/1/47 212
11 Fannie Mae , Pool #AA0860 ....................................... 4.50 1/1/39 11
3 Fannie Mae , Pool #AW7048 ....................................... 4.50 6/1/44 3
37 Fannie Mae , Pool #CA0148 ....................................... 4.50 8/1/47 36
4 Fannie Mae , Pool #BN0877 ....................................... 4.50 11/1/48 3
8 Fannie Mae , Pool #AS0861 ........................................ 4.50 10/1/43 8
22 Fannie Mae , Pool #CA0623 ....................................... 4.50 10/1/47 21
10 Fannie Mae , Pool #AB1470 ....................................... 4.50 9/1/40 10
25 Fannie Mae , Pool #AS1638 ........................................ 4.50 2/1/44 24
15 Fannie Mae , Pool #MA3593 ....................................... 4.50 2/1/49 14
42 Fannie Mae , Pool #AL4450 ....................................... 4.50 12/1/43 41
12 Fannie Mae , Pool #FM3619 ....................................... 4.50 1/1/50 12
10 Fannie Mae , Pool #AH6790 ....................................... 4.50 3/1/41 10
9 Fannie Mae , Pool #AL8816 ....................................... 4.50 9/1/45 8
28 Fannie Mae , Pool #MA0481 ....................................... 4.50 8/1/30 27
1 Fannie Mae , Pool #AA9781 ....................................... 4.50 7/1/24 1
127 Fannie Mae , Pool #AH9055 ....................................... 4.50 4/1/41 124
18 Fannie Mae , Pool #BK5283 ....................................... 4.50 6/1/48 18
188 Fannie Mae , Pool #AL1107 ........................................ 4.50 11/1/41 185
130 Fannie Mae , Pool #AH7521 ....................................... 4.50 3/1/41 128
26 Fannie Mae , Pool #AS2276 ........................................ 4.50 4/1/44 26
34 Fannie Mae , Pool #BE5992 ........................................ 4.50 2/1/47 33
47 Fannie Mae , Pool #AB3192 ....................................... 4.50 6/1/41 46
57 Fannie Mae , Pool #AE0217 ....................................... 4.50 8/1/40 56
18 Fannie Mae , Pool #MA3537 ....................................... 4.50 12/1/48 17
10 Fannie Mae , Pool #CA1218 ....................................... 4.50 2/1/48 10
15 Fannie Mae , Pool #BM1285 ....................................... 4.50 5/1/47 15
4 Fannie Mae , Pool #BK8830 ....................................... 4.50 8/1/48 4
13 Fannie Mae , Pool #AU5302 ....................................... 4.50 10/1/43 13
50 Fannie Mae , Pool #AI4815 ........................................ 4.50 6/1/41 49
47 Fannie Mae , Pool #BK1416 ....................................... 4.50 5/1/48 46
26 Fannie Mae , Pool #AB1389 ....................................... 4.50 8/1/40 25
386 Fannie Mae , Pool #BV7928 ....................................... 4.50 8/1/52 368
19 Fannie Mae , Pool #BM3904 ....................................... 5.00 5/1/48 19
58 Fannie Mae , Pool #AH5988 ....................................... 5.00 3/1/41 58
10 Fannie Mae , Pool #890621 ........................................ 5.00 5/1/42 11
13 Fannie Mae , Pool #725238 ........................................ 5.00 3/1/34 13
10 Fannie Mae , Pool #890603 ........................................ 5.00 8/1/41 10
11 Fannie Mae , Pool #CA1795 ....................................... 5.00 5/1/48 11
20 Fannie Mae , Pool #MA3594 ....................................... 5.00 2/1/49 19
12 Fannie Mae , Pool #CA0349 ....................................... 5.00 9/1/47 12
8 Fannie Mae , Pool #MA3708 ....................................... 5.00 6/1/49 8
383 Fannie Mae , Pool #MA5071 ....................................... 5.00 7/1/53 374
320 Fannie Mae , Pool #MA4761 ....................................... 5.00 9/1/52 314
14 Fannie Mae , Pool #MA3669 ....................................... 5.00 5/1/49 14

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities
Portfolio of Investments (continued) — March 31, 2024 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 2 Fannie Mae , Pool #BM3781 ....................................... 5.00 11/1/30 $ 2
21 Fannie Mae , Pool #AS0575 ........................................ 5.00 9/1/43 21
19 Fannie Mae , Pool #AS0837 ........................................ 5.00 10/1/43 20
24 Fannie Mae , Pool #AL5788 ....................................... 5.00 5/1/42 24
293 Fannie Mae , Pool #MA4918 ....................................... 5.00 2/1/53 287
12 Fannie Mae , Pool #MA3472 ....................................... 5.00 9/1/48 12
23 Fannie Mae , Pool #836750 ........................................ 5.00 10/1/35 24
9 Fannie Mae , Pool #MA3527 ....................................... 5.00 11/1/48 9
237 Fannie Mae , Pool #889117 ........................................ 5.00 10/1/35 238
9 Fannie Mae , Pool #MA3617 ....................................... 5.00 3/1/49 8
359 Fannie Mae , Pool #FS3360 ........................................ 5.50 12/1/52 362
379 Fannie Mae , Pool #890221 ........................................ 5.50 12/1/33 384
387 Fannie Mae , Pool #MA5010 ....................................... 5.50 5/1/53 385
389 Fannie Mae , Pool #MA5190 ....................................... 5.50 11/1/53 388
378 Fannie Mae , Pool #MA5072 ....................................... 5.50 7/1/53 376
6 Fannie Mae , Pool #929451 ........................................ 5.50 5/1/38 6
493 Fannie Mae , Pool #MA5107 ....................................... 5.50 8/1/53 491
390 Fannie Mae , Pool #MA4919 ....................................... 5.50 2/1/53 389
385 Fannie Mae , Pool #MA5073 ....................................... 6.00 7/1/53 389
234 Fannie Mae , Pool #725228 ........................................ 6.00 3/1/34 238
389 Fannie Mae , Pool #MA5108 ....................................... 6.00 8/1/53 392
395 Fannie Mae , Pool #MA5166 ....................................... 6.00 10/1/53 399
45 Fannie Mae , Pool #CB5704 ....................................... 6.00 2/1/53 46
386 Fannie Mae , Pool #MA5217 ....................................... 6.50 12/1/53 394
375 Fannie Mae , Pool #MA5140 ....................................... 6.50 9/1/53 383
56 Fannie Mae , Pool #889984 ........................................ 6.50 10/1/38 58
392 Fannie Mae , Pool #MA5273 ....................................... 6.50 2/1/54 401
125 Fannie Mae, 15 YR TBA ......................................... 1.50 4/25/39 108
175 Fannie Mae, 15 YR TBA ......................................... 3.00 4/25/39 163
25 Fannie Mae, 15 YR TBA ......................................... 3.00 5/25/39 23
75 Fannie Mae, 15 YR TBA ......................................... 3.50 4/25/39 71
125 Fannie Mae, 15 YR TBA ......................................... 4.00 4/25/39 121
175 Fannie Mae, 15 YR TBA ......................................... 4.50 4/25/39 172
175 Fannie Mae, 15 YR TBA ......................................... 5.00 4/25/39 175
200 Fannie Mae, 15 YR TBA ......................................... 5.50 4/25/39 201
25 Fannie Mae, 30 YR TBA ......................................... 1.50 4/25/54 19
125 Fannie Mae, 30 YR TBA ......................................... 2.50 5/25/54 104
25 Fannie Mae, 30 YR TBA ......................................... 2.50 4/25/54 21
175 Fannie Mae, 30 YR TBA ......................................... 3.00 4/25/54 151
50 Fannie Mae, 30 YR TBA ......................................... 3.00 5/25/54 43
125 Fannie Mae, 30 YR TBA ......................................... 3.50 4/25/54 112
50 Fannie Mae, 30 YR TBA ......................................... 3.50 5/25/54 45
25 Fannie Mae, 30 YR TBA ......................................... 4.00 5/25/54 23
275 Fannie Mae, 30 YR TBA ......................................... 4.00 4/25/54 255
500 Fannie Mae, 30 YR TBA ......................................... 4.50 4/25/54 476
50 Fannie Mae, 30 YR TBA ......................................... 4.50 5/25/54 48
1,775 Fannie Mae, 30 YR TBA ......................................... 5.00 4/25/54 1,734
100 Fannie Mae, 30 YR TBA ......................................... 5.00 5/25/54 98
275 Fannie Mae, 30 YR TBA ......................................... 5.50 5/25/54 274
600 Fannie Mae, 30 YR TBA ......................................... 5.50 4/25/54 597
750 Fannie Mae, 30 YR TBA ......................................... 6.00 4/25/54 757
300 Fannie Mae, 30 YR TBA ......................................... 6.00 5/25/54 303
1,225 Fannie Mae, 30 YR TBA ......................................... 6.50 4/25/54 1,252
175 Fannie Mae, 30 YR TBA ......................................... 6.50 5/25/54 179
1,025 Fannie Mae, 30 YR TBA ......................................... 7.00 4/25/54 1,056
50 Fannie Mae, 30 YR TBA ......................................... 7.00 5/25/54 51
303 Freddie Mac , Pool #QN9521 ....................................... 1.50 2/1/37 263
178 Freddie Mac , Pool #SD8139 ....................................... 1.50 4/1/51 134
363 Freddie Mac , Pool #SB8106 ....................................... 1.50 6/1/36 316

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities
Portfolio of Investments (continued) — March 31, 2024 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 384 Freddie Mac , Pool #SB8088 ....................................... 1.50 2/1/36 $ 336
68 Freddie Mac , Pool #SD8082 ....................................... 1.50 10/1/50 51
380 Freddie Mac , Pool #SB8144 ....................................... 1.50 3/1/37 329
379 Freddie Mac , Pool #SD8154 ....................................... 1.50 7/1/51 285
371 Freddie Mac , Pool #QC0962 ....................................... 1.50 4/1/51 280
60 Freddie Mac , Pool #RB5110 ....................................... 1.50 5/1/41 48
340 Freddie Mac , Pool #SB8097 ....................................... 1.50 4/1/36 295
396 Freddie Mac , Pool #SB8083 ....................................... 1.50 1/1/36 345
350 Freddie Mac , Pool #QB3716 ....................................... 2.00 9/1/50 278
125 Freddie Mac , Pool #RB5138 ....................................... 2.00 12/1/41 105
403 Freddie Mac , Pool #SD8079 ....................................... 2.00 7/1/50 319
410 Freddie Mac , Pool #SD8172 ....................................... 2.00 10/1/51 326
373 Freddie Mac , Pool #RA4214 ....................................... 2.00 12/1/50 299
404 Freddie Mac , Pool #RA6507 ....................................... 2.00 12/1/51 323
262 Freddie Mac , Pool #RB5153 ....................................... 2.00 4/1/42 215
233 Freddie Mac , Pool #RB5114 ....................................... 2.00 6/1/41 196
359 Freddie Mac , Pool #RA3205 ....................................... 2.00 8/1/50 289
341 Freddie Mac , Pool #SD8128 ....................................... 2.00 2/1/51 271
349 Freddie Mac , Pool #SB8079 ....................................... 2.00 12/1/35 312
331 Freddie Mac , Pool #SB8107 ....................................... 2.00 6/1/36 294
388 Freddie Mac , Pool #RA5040 ....................................... 2.00 4/1/51 310
500 Freddie Mac , Pool #RA3606 ....................................... 2.00 10/1/50 395
214 Freddie Mac , Pool #SD7537 ....................................... 2.00 3/1/51 171
245 Freddie Mac , Pool #RA5257 ....................................... 2.00 5/1/51 196
221 Freddie Mac , Pool #SD8146 ....................................... 2.00 5/1/51 175
406 Freddie Mac , Pool #QC4423 ....................................... 2.00 7/1/51 323
425 Freddie Mac , Pool #QD5748 ....................................... 2.00 2/1/52 336
405 Freddie Mac , Pool #SD8199 ....................................... 2.00 3/1/52 321
339 Freddie Mac , Pool #RA4986 ....................................... 2.00 4/1/51 270
400 Freddie Mac , Pool #QC3597 ....................................... 2.00 6/1/51 318
408 Freddie Mac , Pool #QC7473 ....................................... 2.00 9/1/51 324
10 Freddie Mac , Pool #J25759 ........................................ 2.00 8/1/28 10
364 Freddie Mac , Pool #QC1075 ....................................... 2.00 4/1/51 289
447 Freddie Mac , Pool #SD8193 ....................................... 2.00 2/1/52 354
381 Freddie Mac , Pool #SD8160 ....................................... 2.00 8/1/51 302
14 Freddie Mac , Pool #G18547 ....................................... 2.00 3/1/30 12
388 Freddie Mac , Pool #QC6815 ....................................... 2.00 9/1/51 309
239 Freddie Mac , Pool #RA6025 ....................................... 2.00 10/1/51 191
155 Freddie Mac , Pool #RB5111 ....................................... 2.00 5/1/41 131
390 Freddie Mac , Pool #RA5928 ....................................... 2.00 9/1/51 311
25 Freddie Mac , Pool #J25777 ........................................ 2.00 9/1/28 24
325 Freddie Mac , Pool #SB8115 ....................................... 2.00 8/1/36 289
443 Freddie Mac , Pool #SD8188 ....................................... 2.00 1/1/52 351
414 Freddie Mac , Pool #SD8177 ....................................... 2.00 11/1/51 329
387 Freddie Mac , Pool #SD8134 ....................................... 2.00 3/1/51 307
220 Freddie Mac , Pool #RB5121 ....................................... 2.00 8/1/41 186
441 Freddie Mac , Pool #RA6333 ....................................... 2.00 11/1/51 349
347 Freddie Mac , Pool #QB3926 ....................................... 2.00 10/1/50 276
379 Freddie Mac , Pool #QO0110 ....................................... 2.00 4/1/37 337
423 Freddie Mac , Pool #QD0433 ....................................... 2.00 11/1/51 336
337 Freddie Mac , Pool #RA3575 ....................................... 2.00 9/1/50 270
522 Freddie Mac , Pool #SB8128 ....................................... 2.00 11/1/36 463
219 Freddie Mac , Pool #QC0423 ....................................... 2.00 4/1/51 174
207 Freddie Mac , Pool #SB8061 ....................................... 2.00 9/1/35 185
85 Freddie Mac , Pool #ZS7735 ....................................... 2.00 1/1/32 78
393 Freddie Mac , Pool #QC3697 ....................................... 2.00 6/1/51 313
360 Freddie Mac , Pool #QB8064 ....................................... 2.00 1/1/51 287
439 Freddie Mac , Pool #SD8182 ....................................... 2.00 12/1/51 349
355 Freddie Mac , Pool #SD8121 ....................................... 2.00 1/1/51 283

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities
Portfolio of Investments (continued) — March 31, 2024 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 265 Freddie Mac , Pool #SD8150 ....................................... 2.00 6/1/51 $ 211
122 Freddie Mac , Pool #RB5095 ....................................... 2.00 1/1/41 104
445 Freddie Mac , Pool #QB7708 ....................................... 2.00 1/1/51 354
282 Freddie Mac , Pool #RC1727 ....................................... 2.00 12/1/35 250
364 Freddie Mac , Pool #QC1333 ....................................... 2.00 5/1/51 289
461 Freddie Mac , Pool #SD8113 ....................................... 2.00 12/1/50 365
395 Freddie Mac , Pool #SD8098 ....................................... 2.00 10/1/50 315
364 Freddie Mac , Pool #QB6893 ....................................... 2.00 12/1/50 290
429 Freddie Mac , Pool #RA6026 ....................................... 2.00 10/1/51 343
422 Freddie Mac , Pool #QC6925 ....................................... 2.00 9/1/51 335
29 Freddie Mac , Pool #G18634 ....................................... 2.00 3/1/32 26
380 Freddie Mac , Pool #RA3328 ....................................... 2.00 8/1/50 304
417 Freddie Mac , Pool #SD0731 ....................................... 2.00 5/1/51 334
398 Freddie Mac , Pool #QD1254 ....................................... 2.00 11/1/51 317
133 Freddie Mac , Pool #QD3162 ....................................... 2.00 12/1/51 105
127 Freddie Mac , Pool #RB5141 ....................................... 2.00 1/1/42 107
215 Freddie Mac , Pool #RA5256 ....................................... 2.00 5/1/51 172
363 Freddie Mac , Pool #SB8510 ....................................... 2.00 2/1/36 322
414 Freddie Mac , Pool #RA5155 ....................................... 2.00 5/1/51 327
404 Freddie Mac , Pool #QB9896 ....................................... 2.00 3/1/51 320
266 Freddie Mac , Pool #SD8099 ....................................... 2.50 10/1/50 223
298 Freddie Mac , Pool #SD8129 ....................................... 2.50 2/1/51 249
35 Freddie Mac , Pool #ZS8483 ....................................... 2.50 3/1/28 34
32 Freddie Mac , Pool #SB8062 ....................................... 2.50 9/1/35 29
21 Freddie Mac , Pool #G18704 ....................................... 2.50 6/1/33 20
225 Freddie Mac , Pool #RA2595 ....................................... 2.50 5/1/50 188
410 Freddie Mac , Pool #SD0780 ....................................... 2.50 12/1/51 342
12 Freddie Mac , Pool #C91904 ....................................... 2.50 11/1/36 11
286 Freddie Mac , Pool #SD8167 ....................................... 2.50 9/1/51 238
302 Freddie Mac , Pool #SD8114 ....................................... 2.50 12/1/50 252
295 Freddie Mac , Pool #SD8122 ....................................... 2.50 1/1/51 247
282 Freddie Mac , Pool #QB3287 ....................................... 2.50 8/1/50 236
49 Freddie Mac , Pool #G18635 ....................................... 2.50 3/1/32 46
223 Freddie Mac , Pool #QA9142 ....................................... 2.50 5/1/50 185
273 Freddie Mac , Pool #RA2634 ....................................... 2.50 5/1/50 228
51 Freddie Mac , Pool #RB5054 ....................................... 2.50 6/1/40 45
436 Freddie Mac , Pool #SD8147 ....................................... 2.50 5/1/51 363
44 Freddie Mac , Pool #ZK8425 ....................................... 2.50 12/1/31 41
328 Freddie Mac , Pool #SD8141 ....................................... 2.50 4/1/51 273
306 Freddie Mac , Pool #RA2897 ....................................... 2.50 6/1/50 256
149 Freddie Mac , Pool #QA5290 ....................................... 2.50 12/1/49 125
167 Freddie Mac , Pool #RA2645 ....................................... 2.50 6/1/50 139
288 Freddie Mac , Pool #SD8151 ....................................... 2.50 6/1/51 240
9 Freddie Mac , Pool #ZT2094 ....................................... 2.50 6/1/34 8
200 Freddie Mac , Pool #SD8067 ....................................... 2.50 6/1/50 168
110 Freddie Mac , Pool #RB5086 ....................................... 2.50 11/1/40 97
121 Freddie Mac , Pool #SB0301 ....................................... 2.50 4/1/35 110
235 Freddie Mac , Pool #RA3528 ....................................... 2.50 9/1/50 195
409 Freddie Mac , Pool #SD8189 ....................................... 2.50 1/1/52 339
384 Freddie Mac , Pool #SD8183 ....................................... 2.50 12/1/51 320
271 Freddie Mac , Pool #QB3703 ....................................... 2.50 9/1/50 226
329 Freddie Mac , Pool #SD0412 ....................................... 2.50 8/1/50 277
417 Freddie Mac , Pool #QD5204 ....................................... 2.50 1/1/52 347
381 Freddie Mac , Pool #QC2251 ....................................... 2.50 5/1/51 317
36 Freddie Mac , Pool #ZS8692 ....................................... 2.50 4/1/33 33
436 Freddie Mac , Pool #RA6621 ....................................... 2.50 1/1/52 365
21 Freddie Mac , Pool #RA6815 ....................................... 2.50 2/1/52 18
435 Freddie Mac , Pool #RA6765 ....................................... 2.50 2/1/52 364
54 Freddie Mac , Pool #J37902 ........................................ 2.50 11/1/32 51

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities
Portfolio of Investments (continued) — March 31, 2024 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 108 Freddie Mac , Pool #G18611 ....................................... 2.50 9/1/31 $ 100
439 Freddie Mac , Pool #SD8194 ....................................... 2.50 2/1/52 364
225 Freddie Mac , Pool #SD8205 ....................................... 2.50 4/1/52 186
392 Freddie Mac , Pool #QC7457 ....................................... 2.50 9/1/51 326
394 Freddie Mac , Pool #QC9156 ....................................... 2.50 10/1/51 328
413 Freddie Mac , Pool #RA6340 ....................................... 2.50 11/1/51 344
109 Freddie Mac , Pool #RB5043 ....................................... 2.50 4/1/40 96
152 Freddie Mac , Pool #SD8083 ....................................... 2.50 8/1/50 127
134 Freddie Mac , Pool #SD8055 ....................................... 2.50 4/1/50 112
44 Freddie Mac , Pool #G18470 ....................................... 2.50 6/1/28 41
71 Freddie Mac , Pool #G18680 ....................................... 2.50 3/1/33 66
19 Freddie Mac , Pool #G18485 ....................................... 2.50 10/1/28 18
305 Freddie Mac , Pool #RA2643 ....................................... 2.50 6/1/50 256
336 Freddie Mac , Pool #SD8021 ....................................... 2.50 9/1/49 280
322 Freddie Mac , Pool #RA4527 ....................................... 2.50 2/1/51 270
50 Freddie Mac , Pool #RB5072 ....................................... 2.50 9/1/40 44
20 Freddie Mac , Pool #J25585 ........................................ 2.50 9/1/28 19
3 Freddie Mac , Pool #J30875 ........................................ 2.50 3/1/30 3
30 Freddie Mac , Pool #C09026 ....................................... 2.50 2/1/43 26
52 Freddie Mac , Pool #G18568 ....................................... 2.50 9/1/30 50
36 Freddie Mac , Pool #J23440 ........................................ 2.50 4/1/28 34
30 Freddie Mac , Pool #J18954 ........................................ 2.50 4/1/27 28
7 Freddie Mac , Pool #G18472 ....................................... 2.50 7/1/28 7
85 Freddie Mac , Pool #QE2352 ....................................... 2.50 5/1/52 70
456 Freddie Mac , Pool #SD8212 ....................................... 2.50 5/1/52 378
438 Freddie Mac , Pool #SD1011 ....................................... 2.50 4/1/52 364
125 Freddie Mac , Pool #SB8108 ....................................... 2.50 6/1/36 114
400 Freddie Mac , Pool #RA6019 ....................................... 2.50 10/1/51 333
383 Freddie Mac , Pool #RA5832 ....................................... 2.50 9/1/51 320
22 Freddie Mac , Pool #Q42878 ....................................... 2.50 9/1/46 19
383 Freddie Mac , Pool #RA5802 ....................................... 2.50 9/1/51 319
361 Freddie Mac , Pool #QC2031 ....................................... 2.50 5/1/51 300
241 Freddie Mac , Pool #RB5157 ....................................... 2.50 5/1/42 208
407 Freddie Mac , Pool #RA6493 ....................................... 2.50 12/1/51 337
34 Freddie Mac , Pool #J35643 ........................................ 2.50 11/1/31 32
8 Freddie Mac , Pool #G08638 ....................................... 2.50 4/1/45 7
7 Freddie Mac , Pool #G08755 ....................................... 2.50 2/1/47 6
318 Freddie Mac , Pool #SD0578 ....................................... 2.50 3/1/51 264
11 Freddie Mac , Pool #G18665 ....................................... 2.50 11/1/32 10
59 Freddie Mac , Pool #J26408 ........................................ 2.50 11/1/28 55
20 Freddie Mac , Pool #SB8053 ....................................... 2.50 7/1/35 18
68 Freddie Mac , Pool #SB8045 ....................................... 2.50 5/1/35 62
363 Freddie Mac , Pool #RA5286 ....................................... 2.50 5/1/51 302
57 Freddie Mac , Pool #ZS4687 ....................................... 2.50 11/1/46 48
39 Freddie Mac , Pool #G18533 ....................................... 2.50 12/1/29 37
86 Freddie Mac , Pool #J38477 ........................................ 2.50 2/1/33 80
5 Freddie Mac , Pool #Q18882 ....................................... 3.00 5/1/43 4
12 Freddie Mac , Pool #Q18599 ....................................... 3.00 6/1/43 10
63 Freddie Mac , Pool #C91581 ....................................... 3.00 11/1/32 60
36 Freddie Mac , Pool #G18569 ....................................... 3.00 9/1/30 34
62 Freddie Mac , Pool #SD8074 ....................................... 3.00 7/1/50 54
5 Freddie Mac , Pool #C91949 ....................................... 3.00 9/1/37 4
201 Freddie Mac , Pool #QB1382 ....................................... 3.00 7/1/50 174
41 Freddie Mac , Pool #ZT0195 ....................................... 3.00 9/1/46 36
18 Freddie Mac , Pool #SD8030 ....................................... 3.00 12/1/49 16
132 Freddie Mac , Pool #ZS4697 ....................................... 3.00 1/1/47 116
20 Freddie Mac , Pool #C91798 ....................................... 3.00 12/1/34 18
25 Freddie Mac , Pool #C91819 ....................................... 3.00 4/1/35 23
41 Freddie Mac , Pool #Q41795 ....................................... 3.00 7/1/46 36

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities
Portfolio of Investments (continued) — March 31, 2024 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 136 Freddie Mac , Pool #SD8184 ....................................... 3.00 12/1/51 $ 118
12 Freddie Mac , Pool #C91905 ....................................... 3.00 11/1/36 11
22 Freddie Mac , Pool #J36428 ........................................ 3.00 2/1/32 21
11 Freddie Mac , Pool #J38057 ........................................ 3.00 12/1/32 11
8 Freddie Mac , Pool #C91826 ....................................... 3.00 5/1/35 7
2 Freddie Mac , Pool #Q39527 ....................................... 3.00 3/1/46 1
13 Freddie Mac , Pool #C91924 ....................................... 3.00 4/1/37 12
3 Freddie Mac , Pool #J14241 ........................................ 3.00 1/1/26 3
20 Freddie Mac , Pool #G18582 ....................................... 3.00 1/1/31 19
100 Freddie Mac , Pool #C04619 ....................................... 3.00 3/1/43 88
112 Freddie Mac , Pool #QA9049 ....................................... 3.00 4/1/50 97
71 Freddie Mac , Pool #C04422 ....................................... 3.00 12/1/42 62
41 Freddie Mac , Pool #G18518 ....................................... 3.00 7/1/29 39
51 Freddie Mac , Pool #G18514 ....................................... 3.00 6/1/29 50
35 Freddie Mac , Pool #G08640 ....................................... 3.00 5/1/45 31
68 Freddie Mac , Pool #ZS4693 ....................................... 3.00 12/1/46 60
27 Freddie Mac , Pool #ZS4703 ....................................... 3.00 2/1/47 23
31 Freddie Mac , Pool #ZS4641 ....................................... 3.00 12/1/45 28
37 Freddie Mac , Pool #G18531 ....................................... 3.00 11/1/29 35
29 Freddie Mac , Pool #G08648 ....................................... 3.00 6/1/45 26
41 Freddie Mac , Pool #J17774 ........................................ 3.00 1/1/27 40
77 Freddie Mac , Pool #G60187 ....................................... 3.00 8/1/45 68
117 Freddie Mac , Pool #G60989 ....................................... 3.00 12/1/46 104
2 Freddie Mac , Pool #J17111 ........................................ 3.00 10/1/26 2
12 Freddie Mac , Pool #J33135 ........................................ 3.00 11/1/30 11
14 Freddie Mac , Pool #G18575 ....................................... 3.00 11/1/30 13
10 Freddie Mac , Pool #J29932 ........................................ 3.00 11/1/29 10
28 Freddie Mac , Pool #ZS8686 ....................................... 3.00 2/1/33 26
37 Freddie Mac , Pool #ZT0715 ....................................... 3.00 9/1/48 32
101 Freddie Mac , Pool #SD8024 ....................................... 3.00 11/1/49 89
10 Freddie Mac , Pool #G18534 ....................................... 3.00 12/1/29 10
22 Freddie Mac , Pool #RB5162 ....................................... 3.00 6/1/42 19
93 Freddie Mac , Pool #SD8242 ....................................... 3.00 9/1/52 80
74 Freddie Mac , Pool #G18673 ....................................... 3.00 1/1/33 70
42 Freddie Mac , Pool #ZS4688 ....................................... 3.00 11/1/46 37
121 Freddie Mac , Pool #Q45735 ....................................... 3.00 1/1/47 107
6 Freddie Mac , Pool #G30999 ....................................... 3.00 2/1/37 6
21 Freddie Mac , Pool #G30945 ....................................... 3.00 9/1/36 19
53 Freddie Mac , Pool #ZM2721 ....................................... 3.00 2/1/47 47
103 Freddie Mac , Pool #SB8046 ....................................... 3.00 5/1/35 97
53 Freddie Mac , Pool #ZS4779 ....................................... 3.00 6/1/48 46
15 Freddie Mac , Pool #G18715 ....................................... 3.00 12/1/33 14
53 Freddie Mac , Pool #ZS4706 ....................................... 3.00 3/1/47 47
335 Freddie Mac , Pool #SD8174 ....................................... 3.00 10/1/51 290
40 Freddie Mac , Pool #SD8056 ....................................... 3.00 4/1/50 34
73 Freddie Mac , Pool #ZM2089 ....................................... 3.00 11/1/46 65
55 Freddie Mac , Pool #RA2594 ....................................... 3.00 5/1/50 47
35 Freddie Mac , Pool #C91707 ....................................... 3.00 6/1/33 33
42 Freddie Mac , Pool #G15217 ....................................... 3.00 11/1/29 40
21 Freddie Mac , Pool #G08540 ....................................... 3.00 8/1/43 19
21 Freddie Mac , Pool #Q19754 ....................................... 3.00 7/1/43 19
41 Freddie Mac , Pool #G15145 ....................................... 3.00 7/1/29 39
5 Freddie Mac , Pool #Q13086 ....................................... 3.00 11/1/42 4
8 Freddie Mac , Pool #C91943 ....................................... 3.00 7/1/37 8
161 Freddie Mac , Pool #ZS4519 ....................................... 3.00 6/1/43 145
39 Freddie Mac , Pool #G08783 ....................................... 3.00 10/1/47 34
48 Freddie Mac , Pool #Q20067 ....................................... 3.00 7/1/43 43
25 Freddie Mac , Pool #C91927 ....................................... 3.00 5/1/37 23
51 Freddie Mac , Pool #ZA2313 ....................................... 3.00 9/1/33 48

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities
Portfolio of Investments (continued) — March 31, 2024 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 48 Freddie Mac , Pool #ZT1323 ....................................... 3.00 10/1/48 $ 42
78 Freddie Mac , Pool #QA1033 ....................................... 3.00 7/1/49 68
81 Freddie Mac , Pool #ZS4609 ....................................... 3.00 4/1/45 72
12 Freddie Mac , Pool #J38807 ........................................ 3.00 4/1/33 11
64 Freddie Mac , Pool #QA8065 ....................................... 3.00 3/1/50 56
113 Freddie Mac , Pool #Q16222 ....................................... 3.00 3/1/43 99
96 Freddie Mac , Pool #ZS4658 ....................................... 3.00 4/1/46 85
108 Freddie Mac , Pool #ZM2285 ....................................... 3.00 12/1/46 95
92 Freddie Mac , Pool #ZS4621 ....................................... 3.00 7/1/45 81
227 Freddie Mac , Pool #Q21065 ....................................... 3.00 8/1/43 200
82 Freddie Mac , Pool #ZA1283 ....................................... 3.00 1/1/43 73
19 Freddie Mac , Pool #J38675 ........................................ 3.00 3/1/33 18
4 Freddie Mac , Pool #C91809 ....................................... 3.00 2/1/35 3
4 Freddie Mac , Pool #C91939 ....................................... 3.00 6/1/37 4
54 Freddie Mac , Pool #ZM2169 ....................................... 3.00 11/1/46 48
94 Freddie Mac , Pool #Q43734 ....................................... 3.00 10/1/46 84
454 Freddie Mac , Pool #ZS4522 ....................................... 3.00 7/1/43 409
353 Freddie Mac , Pool #QD9881 ....................................... 3.00 3/1/52 304
85 Freddie Mac , Pool #ZS4512 ....................................... 3.00 5/1/43 76
13 Freddie Mac , Pool #ZT2019 ....................................... 3.00 5/1/34 13
10 Freddie Mac , Pool #C91969 ....................................... 3.00 1/1/38 9
25 Freddie Mac , Pool #ZS4659 ....................................... 3.50 4/1/46 22
28 Freddie Mac , Pool #ZS4663 ....................................... 3.50 5/1/46 25
16 Freddie Mac , Pool #RA1508 ....................................... 3.50 10/1/49 14
34 Freddie Mac , Pool #Q06749 ....................................... 3.50 3/1/42 31
14 Freddie Mac , Pool #ZT0711 ....................................... 3.50 10/1/48 12
82 Freddie Mac , Pool #Q20860 ....................................... 3.50 8/1/43 75
57 Freddie Mac , Pool #ZS4713 ....................................... 3.50 4/1/47 52
31 Freddie Mac , Pool #G08733 ....................................... 3.50 11/1/46 28
1 Freddie Mac , Pool #E02735 ....................................... 3.50 10/1/25 1
27 Freddie Mac , Pool #G18707 ....................................... 3.50 9/1/33 26
43 Freddie Mac , Pool #Q53176 ....................................... 3.50 12/1/47 39
14 Freddie Mac , Pool #A96409 ....................................... 3.50 1/1/41 13
47 Freddie Mac , Pool #Q08998 ....................................... 3.50 6/1/42 43
6 Freddie Mac , Pool #J13582 ........................................ 3.50 11/1/25 6
54 Freddie Mac , Pool #SD8001 ....................................... 3.50 7/1/49 49
22 Freddie Mac , Pool #G08813 ....................................... 3.50 5/1/48 20
8 Freddie Mac , Pool #ZS4747 ....................................... 3.50 12/1/47 8
47 Freddie Mac , Pool #Q51461 ....................................... 3.50 10/1/47 43
5 Freddie Mac , Pool #C91925 ....................................... 3.50 4/1/37 5
16 Freddie Mac , Pool #C91950 ....................................... 3.50 9/1/37 15
65 Freddie Mac , Pool #ZS4651 ....................................... 3.50 3/1/46 59
116 Freddie Mac , Pool #ZS4536 ....................................... 3.50 10/1/43 107
49 Freddie Mac , Pool #G08761 ....................................... 3.50 5/1/47 45
10 Freddie Mac , Pool #Q55002 ....................................... 3.50 3/1/48 9
12 Freddie Mac , Pool #C91742 ....................................... 3.50 1/1/34 12
33 Freddie Mac , Pool #ZS4771 ....................................... 3.50 6/1/48 30
95 Freddie Mac , Pool #ZS4599 ....................................... 3.50 1/1/45 88
58 Freddie Mac , Pool #Q09896 ....................................... 3.50 8/1/42 53
28 Freddie Mac , Pool #J15105 ........................................ 3.50 4/1/26 27
14 Freddie Mac , Pool #SB8007 ....................................... 3.50 9/1/34 13
263 Freddie Mac , Pool #ZS4487 ....................................... 3.50 6/1/42 243
18 Freddie Mac , Pool #SB0031 ....................................... 3.50 10/1/27 18
58 Freddie Mac , Pool #ZS4622 ....................................... 3.50 7/1/45 54
28 Freddie Mac , Pool #Q58422 ....................................... 3.50 9/1/48 26
27 Freddie Mac , Pool #ZT1951 ....................................... 3.50 5/1/49 25
58 Freddie Mac , Pool #G61148 ....................................... 3.50 9/1/47 53
36 Freddie Mac , Pool #Q57871 ....................................... 3.50 8/1/48 32
24 Freddie Mac , Pool #ZS4759 ....................................... 3.50 3/1/48 22

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities
Portfolio of Investments (continued) — March 31, 2024 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 141 Freddie Mac , Pool #RA2469 ....................................... 3.50 4/1/50 $ 128
52 Freddie Mac , Pool #ZS4630 ....................................... 3.50 9/1/45 48
12 Freddie Mac , Pool #Q31134 ....................................... 3.50 2/1/45 11
86 Freddie Mac , Pool #G08627 ....................................... 3.50 2/1/45 79
21 Freddie Mac , Pool #C03920 ....................................... 3.50 5/1/42 19
73 Freddie Mac , Pool #QA8794 ....................................... 3.50 4/1/50 66
32 Freddie Mac , Pool #G08687 ....................................... 3.50 1/1/46 29
35 Freddie Mac , Pool #Q12052 ....................................... 3.50 10/1/42 33
32 Freddie Mac , Pool #Q04087 ....................................... 3.50 10/1/41 29
13 Freddie Mac , Pool #J27494 ........................................ 3.50 2/1/29 13
26 Freddie Mac , Pool #G30776 ....................................... 3.50 7/1/35 25
376 Freddie Mac , Pool #SD8221 ....................................... 3.50 6/1/52 337
33 Freddie Mac , Pool #Q36040 ....................................... 3.50 9/1/45 30
9 Freddie Mac , Pool #C92003 ....................................... 3.50 7/1/38 8
57 Freddie Mac , Pool #Q08903 ....................................... 3.50 6/1/42 53
46 Freddie Mac , Pool #C91456 ....................................... 3.50 6/1/32 44
42 Freddie Mac , Pool #C91403 ....................................... 3.50 3/1/32 39
86 Freddie Mac , Pool #ZS4618 ....................................... 3.50 6/1/45 79
27 Freddie Mac , Pool #G08698 ....................................... 3.50 3/1/46 25
36 Freddie Mac , Pool #ZA5128 ....................................... 3.50 12/1/47 33
276 Freddie Mac , Pool #SD8038 ....................................... 3.50 1/1/50 250
75 Freddie Mac , Pool #G08766 ....................................... 3.50 6/1/47 69
82 Freddie Mac , Pool #SB8183 ....................................... 3.50 10/1/37 78
435 Freddie Mac , Pool #SD0968 ....................................... 3.50 4/1/52 397
73 Freddie Mac , Pool #G08804 ....................................... 3.50 3/1/48 67
96 Freddie Mac , Pool #SD8226 ....................................... 3.50 7/1/52 86
66 Freddie Mac , Pool #G08641 ....................................... 3.50 5/1/45 60
83 Freddie Mac , Pool #G08562 ....................................... 3.50 1/1/44 76
7 Freddie Mac , Pool #G08620 ....................................... 3.50 12/1/44 7
28 Freddie Mac , Pool #Q37449 ....................................... 3.50 11/1/45 26
59 Freddie Mac , Pool #G08632 ....................................... 3.50 3/1/45 54
47 Freddie Mac , Pool #SD2253 ....................................... 3.50 12/1/52 42
19 Freddie Mac , Pool #G08605 ....................................... 3.50 9/1/44 17
19 Freddie Mac , Pool #G08599 ....................................... 3.50 8/1/44 18
21 Freddie Mac , Pool #G08846 ....................................... 3.50 11/1/48 19
543 Freddie Mac , Pool #SD8214 ....................................... 3.50 5/1/52 486
39 Freddie Mac , Pool #SD8011 ....................................... 3.50 9/1/49 35
133 Freddie Mac , Pool #ZM4908 ....................................... 3.50 11/1/47 121
67 Freddie Mac , Pool #ZS4642 ....................................... 3.50 12/1/45 62
8 Freddie Mac , Pool #C91940 ....................................... 3.50 6/1/37 8
63 Freddie Mac , Pool #Q49490 ....................................... 3.50 7/1/47 58
4 Freddie Mac , Pool #C91760 ....................................... 3.50 5/1/34 4
96 Freddie Mac , Pool #G08636 ....................................... 3.50 4/1/45 88
42 Freddie Mac , Pool #ZS4704 ....................................... 3.50 2/1/47 39
25 Freddie Mac , Pool #G08637 ....................................... 4.00 4/1/45 23
1 Freddie Mac , Pool #J12435 ........................................ 4.00 6/1/25 1
54 Freddie Mac , Pool #ZS4731 ....................................... 4.00 8/1/47 51
46 Freddie Mac , Pool #G08459 ....................................... 4.00 9/1/41 44
39 Freddie Mac , Pool #G08567 ....................................... 4.00 1/1/44 37
8 Freddie Mac , Pool #ZT1800 ....................................... 4.00 3/1/34 8
68 Freddie Mac , Pool #ZS4708 ....................................... 4.00 3/1/47 65
214 Freddie Mac , Pool #A96286 ....................................... 4.00 1/1/41 206
13 Freddie Mac , Pool #ZS4652 ....................................... 4.00 2/1/46 13
387 Freddie Mac , Pool #SD8313 ....................................... 4.00 4/1/53 359
25 Freddie Mac , Pool #C91738 ....................................... 4.00 11/1/33 24
36 Freddie Mac , Pool #C09070 ....................................... 4.00 12/1/44 35
9 Freddie Mac , Pool #C91994 ....................................... 4.00 5/1/38 8
91 Freddie Mac , Pool #SD0290 ....................................... 4.00 4/1/50 85
38 Freddie Mac , Pool #SD8039 ....................................... 4.00 1/1/50 36

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities
Portfolio of Investments (continued) — March 31, 2024 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 18 Freddie Mac , Pool #G08836 ....................................... 4.00 9/1/48 $ 17
3 Freddie Mac , Pool #G14453 ....................................... 4.00 6/1/26 3
113 Freddie Mac , Pool #SD8070 ....................................... 4.00 6/1/50 105
3 Freddie Mac , Pool #Q27456 ....................................... 4.00 7/1/44 2
41 Freddie Mac , Pool #G08618 ....................................... 4.00 12/1/44 39
22 Freddie Mac , Pool #G08601 ....................................... 4.00 8/1/44 20
6 Freddie Mac , Pool #G08633 ....................................... 4.00 3/1/45 6
36 Freddie Mac , Pool #Q27594 ....................................... 4.00 8/1/44 34
42 Freddie Mac , Pool #ZS4573 ....................................... 4.00 7/1/44 40
22 Freddie Mac , Pool #Q34081 ....................................... 4.00 6/1/45 21
31 Freddie Mac , Pool #ZT2106 ....................................... 4.00 3/1/49 29
43 Freddie Mac , Pool #G08616 ....................................... 4.00 11/1/44 41
45 Freddie Mac , Pool #G08588 ....................................... 4.00 5/1/44 43
10 Freddie Mac , Pool #ZN5030 ....................................... 4.00 4/1/49 10
377 Freddie Mac , Pool #SD8256 ....................................... 4.00 10/1/52 349
24 Freddie Mac , Pool #C91765 ....................................... 4.00 6/1/34 23
20 Freddie Mac , Pool #ZT1840 ....................................... 4.00 9/1/48 19
25 Freddie Mac , Pool #ZT1320 ....................................... 4.00 11/1/48 23
184 Freddie Mac , Pool #QE6074 ....................................... 4.00 7/1/52 171
375 Freddie Mac , Pool #QE5462 ....................................... 4.00 7/1/52 350
368 Freddie Mac , Pool #SD1132 ....................................... 4.00 6/1/52 342
380 Freddie Mac , Pool #SD8244 ....................................... 4.00 9/1/52 352
474 Freddie Mac , Pool #SD8286 ....................................... 4.00 1/1/53 439
21 Freddie Mac , Pool #G08483 ....................................... 4.00 3/1/42 20
55 Freddie Mac , Pool #ZA4988 ....................................... 4.00 8/1/47 52
72 Freddie Mac , Pool #ZS4627 ....................................... 4.00 8/1/45 68
11 Freddie Mac , Pool #G08672 ....................................... 4.00 10/1/45 10
77 Freddie Mac , Pool #G06506 ....................................... 4.00 12/1/40 74
5 Freddie Mac , Pool #C91923 ....................................... 4.00 3/1/37 5
46 Freddie Mac , Pool #G08785 ....................................... 4.00 10/1/47 43
34 Freddie Mac , Pool #ZT1952 ....................................... 4.00 5/1/49 32
30 Freddie Mac , Pool #G08767 ....................................... 4.00 6/1/47 28
18 Freddie Mac , Pool #G08831 ....................................... 4.00 8/1/48 17
34 Freddie Mac , Pool #Q58680 ....................................... 4.00 9/1/48 32
58 Freddie Mac , Pool #ZL7781 ....................................... 4.00 2/1/44 56
56 Freddie Mac , Pool #ZS4631 ....................................... 4.00 9/1/45 53
22 Freddie Mac , Pool #ZA6946 ....................................... 4.00 5/1/49 20
7 Freddie Mac , Pool #C92019 ....................................... 4.00 10/1/38 7
3 Freddie Mac , Pool #G08642 ....................................... 4.00 5/1/45 3
85 Freddie Mac , Pool #SD8002 ....................................... 4.50 7/1/49 82
378 Freddie Mac , Pool #SD8287 ....................................... 4.50 1/1/53 361
22 Freddie Mac , Pool #G08754 ....................................... 4.50 3/1/47 21
16 Freddie Mac , Pool #Q22671 ....................................... 4.50 11/1/43 16
33 Freddie Mac , Pool #G08759 ....................................... 4.50 4/1/47 32
7 Freddie Mac , Pool #C09059 ....................................... 4.50 3/1/44 6
434 Freddie Mac , Pool #SD8245 ....................................... 4.50 9/1/52 414
388 Freddie Mac , Pool #SD8340 ....................................... 4.50 7/1/53 370
21 Freddie Mac , Pool #ZS4781 ....................................... 4.50 7/1/48 21
27 Freddie Mac , Pool #Q57957 ....................................... 4.50 8/1/48 26
10 Freddie Mac , Pool #G08781 ....................................... 4.50 9/1/47 10
4 Freddie Mac , Pool #A90437 ....................................... 4.50 1/1/40 4
39 Freddie Mac , Pool #A97495 ....................................... 4.50 3/1/41 38
91 Freddie Mac , Pool #RA7928 ....................................... 4.50 9/1/52 86
380 Freddie Mac , Pool #SD8266 ....................................... 4.50 11/1/52 362
12 Freddie Mac , Pool #Q25432 ....................................... 4.50 3/1/44 12
42 Freddie Mac , Pool #ZT1711 ....................................... 4.50 2/1/49 41
18 Freddie Mac , Pool #G60512 ....................................... 4.50 12/1/45 17
294 Freddie Mac , Pool #SD8365 ....................................... 4.50 10/1/53 280
406 Freddie Mac , Pool #A97692 ....................................... 4.50 3/1/41 399

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities
Portfolio of Investments (continued) — March 31, 2024 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 1 Freddie Mac , Pool #E02862 ....................................... 4.50 3/1/26 $ 1
22 Freddie Mac , Pool #ZS4774 ....................................... 4.50 5/1/48 21
356 Freddie Mac , Pool #QE9161 ....................................... 4.50 9/1/52 340
20 Freddie Mac , Pool #ZT1321 ....................................... 4.50 11/1/48 20
23 Freddie Mac , Pool #Q59805 ....................................... 4.50 11/1/48 23
380 Freddie Mac , Pool #SD8306 ....................................... 4.50 3/1/53 362
13 Freddie Mac , Pool #G08596 ....................................... 4.50 7/1/44 13
39 Freddie Mac , Pool #Q00763 ....................................... 5.00 5/1/41 39
382 Freddie Mac , Pool #SD8288 ....................................... 5.00 1/1/53 375
82 Freddie Mac , Pool #G04913 ....................................... 5.00 3/1/38 84
458 Freddie Mac , Pool #SD8315 ....................................... 5.00 4/1/53 447
13 Freddie Mac , Pool #G05205 ....................................... 5.00 1/1/39 13
5 Freddie Mac , Pool #G07068 ....................................... 5.00 7/1/41 5
382 Freddie Mac , Pool #SD8341 ....................................... 5.00 7/1/53 373
50 Freddie Mac , Pool #ZT1779 ....................................... 5.00 3/1/49 49
377 Freddie Mac , Pool #SD8299 ....................................... 5.00 2/1/53 368
393 Freddie Mac , Pool #SD8361 ....................................... 5.00 9/1/53 384
5 Freddie Mac , Pool #SD0093 ....................................... 5.00 10/1/49 5
385 Freddie Mac , Pool #SD8323 ....................................... 5.00 5/1/53 376
6 Freddie Mac , Pool #G08838 ....................................... 5.00 9/1/48 6
182 Freddie Mac , Pool #C01598 ....................................... 5.00 8/1/33 183
365 Freddie Mac , Pool #SD8300 ....................................... 5.50 2/1/53 364
112 Freddie Mac , Pool #G01665 ....................................... 5.50 3/1/34 114
1 Freddie Mac , Pool #A69671 ....................................... 5.50 12/1/37 2
1 Freddie Mac , Pool #A79636 ....................................... 5.50 7/1/38 1
29 Freddie Mac , Pool #G06031 ....................................... 5.50 3/1/40 29
373 Freddie Mac , Pool #SD8331 ....................................... 5.50 6/1/53 372
378 Freddie Mac , Pool #SD8342 ....................................... 5.50 7/1/53 376
1 Freddie Mac , Pool #G06091 ....................................... 5.50 5/1/40 1
384 Freddie Mac , Pool #SD8362 ....................................... 5.50 9/1/53 382
389 Freddie Mac , Pool #SD8372 ....................................... 5.50 11/1/53 388
299 Freddie Mac , Pool #SD8349 ....................................... 5.50 8/1/53 298
238 Freddie Mac , Pool #SD8325 ....................................... 6.00 5/1/53 240
385 Freddie Mac , Pool #SD8373 ....................................... 6.00 11/1/53 389
2 Freddie Mac , Pool #A62706 ....................................... 6.00 6/1/37 2
386 Freddie Mac , Pool #SD8384 ....................................... 6.00 12/1/53 390
107 Freddie Mac , Pool #G02794 ....................................... 6.00 5/1/37 110
12 Freddie Mac , Pool #G05709 ....................................... 6.00 6/1/38 13
378 Freddie Mac , Pool #SD8363 ....................................... 6.00 9/1/53 382
374 Freddie Mac , Pool #SD8350 ....................................... 6.00 8/1/53 378
398 Freddie Mac , Pool #SD8343 ....................................... 6.00 7/1/53 401
23 Freddie Mac , Pool #G03551 ....................................... 6.00 11/1/37 24
386 Freddie Mac , Pool #SD8397 ....................................... 6.50 1/1/54 394
284 Freddie Mac , Pool #SD8374 ....................................... 6.50 11/1/53 290
345 Government National Mortgage Association , Pool #MA7051 ................ 2.00 12/20/50 282
242 Government National Mortgage Association , Pool #MA7533 ................ 2.00 8/20/51 198
424 Government National Mortgage Association , Pool #MA7766 ................ 2.00 12/20/51 348
612 Government National Mortgage Association , Pool #MA7935 ................ 2.00 3/20/52 501
441 Government National Mortgage Association , Pool #MA7471 ................ 2.00 7/20/51 361
317 Government National Mortgage Association , Pool #MA7366 ................ 2.00 5/20/51 260
489 Government National Mortgage Association , Pool #MA7311 ................ 2.00 4/20/51 401
401 Government National Mortgage Association , Pool #MA7986 ................ 2.00 4/20/52 328
291 Government National Mortgage Association , Pool #MA6930 ................ 2.00 10/20/50 239
572 Government National Mortgage Association , Pool #MA7826 ................ 2.00 1/20/52 469
384 Government National Mortgage Association , Pool #MA7588 ................ 2.00 9/20/51 315
549 Government National Mortgage Association , Pool #MA7704 ................ 2.00 11/20/51 450
340 Government National Mortgage Association , Pool #MA7417 ................ 2.00 6/20/51 278
320 Government National Mortgage Association , Pool #MA7254 ................ 2.00 3/20/51 263
173 Government National Mortgage Association , Pool #MA6864 ................ 2.00 9/20/50 142

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities
Portfolio of Investments (continued) — March 31, 2024 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 301 Government National Mortgage Association , Pool #MA6818 ................ 2.00 8/20/50 $ 246
309 Government National Mortgage Association , Pool #MA7135 ................ 2.00 1/20/51 254
182 Government National Mortgage Association , Pool #MA7880 ................ 2.00 2/20/52 149
393 Government National Mortgage Association , Pool #MA6994 ................ 2.00 11/20/50 323
362 Government National Mortgage Association , Pool #MA8041 ................ 2.00 5/20/52 297
305 Government National Mortgage Association , Pool #MA7255 ................ 2.50 3/20/51 261
8 Government National Mortgage Association , Pool #MA1133 ................ 2.50 7/20/28 8
539 Government National Mortgage Association , Pool #MA7767 ................ 2.50 12/20/51 459
364 Government National Mortgage Association , Pool #MA6865 ................ 2.50 9/20/50 311
295 Government National Mortgage Association , Pool #MA7193 ................ 2.50 2/20/51 252
177 Government National Mortgage Association , Pool #MA7705 ................ 2.50 11/20/51 151
175 Government National Mortgage Association , Pool #MA4125 ................ 2.50 12/20/46 152
84 Government National Mortgage Association , Pool #MA6598 ................ 2.50 4/20/50 71
12 Government National Mortgage Association , Pool #MA0601 ................ 2.50 12/20/27 12
426 Government National Mortgage Association , Pool #MA7827 ................ 2.50 1/20/52 363
171 Government National Mortgage Association , Pool #MA4260 ................ 2.50 2/20/47 148
8 Government National Mortgage Association , Pool #MA0908 ................ 2.50 4/20/28 7
17 Government National Mortgage Association , Pool #MA4067 ................ 2.50 11/20/46 15
285 Government National Mortgage Association , Pool #MA8042 ................ 2.50 5/20/52 243
392 Government National Mortgage Association , Pool #MA7987 ................ 2.50 4/20/52 334
5 Government National Mortgage Association , Pool #MA4355 ................ 2.50 4/20/32 4
10 Government National Mortgage Association , Pool #MA4424 ................ 2.50 5/20/32 9
6 Government National Mortgage Association , Pool #MA2890 ................ 2.50 6/20/45 5
31 Government National Mortgage Association , Pool #MA1283 ................ 2.50 9/20/43 27
13 Government National Mortgage Association , Pool #776954 ................. 2.50 11/15/42 11
15 Government National Mortgage Association , Pool #MA4717 ................ 2.50 9/20/47 13
187 Government National Mortgage Association , Pool #MA6819 ................ 2.50 8/20/50 160
10 Government National Mortgage Association , Pool #711729 ................. 2.50 3/15/43 9
391 Government National Mortgage Association , Pool #MA7589 ................ 2.50 9/20/51 333
366 Government National Mortgage Association , Pool #MA7649 ................ 2.50 10/20/51 313
346 Government National Mortgage Association , Pool #MA7472 ................ 2.50 7/20/51 295
525 Government National Mortgage Association , Pool #MA7534 ................ 2.50 8/20/51 447
11 Government National Mortgage Association , Pool #MA4194 ................ 2.50 1/20/47 9
370 Government National Mortgage Association , Pool #MA8147 ................ 2.50 7/20/52 315
394 Government National Mortgage Association , Pool #MA6709 ................ 2.50 6/20/50 337
12 Government National Mortgage Association , Pool #AA8341 ................ 2.50 2/15/28 11
354 Government National Mortgage Association , Pool #MA7367 ................ 2.50 5/20/51 302
167 Government National Mortgage Association , Pool #MA6655 ................ 2.50 5/20/50 143
388 Government National Mortgage Association , Pool #MA7936 ................ 2.50 3/20/52 331
315 Government National Mortgage Association , Pool #MA7312 ................ 2.50 4/20/51 269
337 Government National Mortgage Association , Pool #MA7418 ................ 2.50 6/20/51 287
132 Government National Mortgage Association , Pool #MA6540 ................ 2.50 3/20/50 113
391 Government National Mortgage Association , Pool #MA7881 ................ 2.50 2/20/52 333
254 Government National Mortgage Association , Pool #MA6995 ................ 2.50 11/20/50 218
399 Government National Mortgage Association , Pool #MA7136 ................ 2.50 1/20/51 341
237 Government National Mortgage Association , Pool #MA6931 ................ 2.50 10/20/50 203
404 Government National Mortgage Association , Pool #MA7052 ................ 2.50 12/20/50 346
342 Government National Mortgage Association , Pool #MA7706 ................ 3.00 11/20/51 302
37 Government National Mortgage Association , Pool #779084 ................. 3.00 4/15/42 34
345 Government National Mortgage Association , Pool #MA7828 ................ 3.00 1/20/52 305
27 Government National Mortgage Association , Pool #MA4068 ................ 3.00 11/20/46 25
400 Government National Mortgage Association , Pool #MA8098 ................ 3.00 6/20/52 353
96 Government National Mortgage Association , Pool #MA4836 ................ 3.00 11/20/47 86
69 Government National Mortgage Association , Pool #MA4777 ................ 3.00 10/20/47 62
4 Government National Mortgage Association , Pool #AL5058 ................ 3.00 3/15/45 3
16 Government National Mortgage Association , Pool #MA1265 ................ 3.00 9/20/28 16
77 Government National Mortgage Association , Pool #MA2520 ................ 3.00 1/20/45 70
5 Government National Mortgage Association , Pool #MA1890 ................ 3.00 5/20/29 5
47 Government National Mortgage Association , Pool #MA3873 ................ 3.00 8/20/46 42

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities
Portfolio of Investments (continued) — March 31, 2024 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 28 Government National Mortgage Association , Pool #MA0851 ................ 3.00 3/20/43 $ 25
48 Government National Mortgage Association , Pool #MA2444 ................ 3.00 12/20/44 43
70 Government National Mortgage Association , Pool #MA4961 ................ 3.00 1/20/48 63
141 Government National Mortgage Association , Pool #MA4899 ................ 3.00 12/20/47 126
143 Government National Mortgage Association , Pool #MA5076 ................ 3.00 3/20/48 127
158 Government National Mortgage Association , Pool #MA4126 ................ 3.00 12/20/46 142
44 Government National Mortgage Association , Pool #MA2825 ................ 3.00 5/20/45 40
38 Government National Mortgage Association , Pool #AA2654 ................ 3.00 6/15/43 34
68 Government National Mortgage Association , Pool #MA0461 ................ 3.00 10/20/42 62
50 Government National Mortgage Association , Pool #MA3104 ................ 3.00 9/20/45 45
19 Government National Mortgage Association , Pool #MA3520 ................ 3.00 3/20/46 17
8 Government National Mortgage Association , Pool #AA2934 ................ 3.00 7/15/42 8
12 Government National Mortgage Association , Pool #AK7285 ................ 3.00 3/15/45 11
12 Government National Mortgage Association , Pool #MA0205 ................ 3.00 7/20/27 12
107 Government National Mortgage Association , Pool #MA3936 ................ 3.00 9/20/46 96
130 Government National Mortgage Association , Pool #MA5018 ................ 3.00 2/20/48 116
53 Government National Mortgage Association , Pool #MA3309 ................ 3.00 12/20/45 48
133 Government National Mortgage Association , Pool #MA4261 ................ 3.00 2/20/47 120
223 Government National Mortgage Association , Pool #MA6599 ................ 3.00 4/20/50 198
198 Government National Mortgage Association , Pool #MA6656 ................ 3.00 5/20/50 175
65 Government National Mortgage Association , Pool #MA3802 ................ 3.00 7/20/46 59
2 Government National Mortgage Association , Pool #5276 .................. 3.00 1/20/27 2
35 Government National Mortgage Association , Pool #MA2753 ................ 3.00 4/20/45 31
68 Government National Mortgage Association , Pool #MA6283 ................ 3.00 11/20/49 60
89 Government National Mortgage Association , Pool #AA6149 ................ 3.00 3/20/43 79
45 Government National Mortgage Association , Pool #MA2960 ................ 3.00 7/20/45 40
117 Government National Mortgage Association , Pool #MA6409 ................ 3.00 1/20/50 104
122 Government National Mortgage Association , Pool #MA6474 ................ 3.00 2/20/50 109
59 Government National Mortgage Association , Pool #MA4381 ................ 3.00 4/20/47 53
92 Government National Mortgage Association , Pool #MA4651 ................ 3.00 8/20/47 83
56 Government National Mortgage Association , Pool #MA4320 ................ 3.00 3/20/47 50
85 Government National Mortgage Association , Pool #MA4509 ................ 3.00 6/20/47 76
66 Government National Mortgage Association , Pool #MA3033 ................ 3.00 8/20/45 59
80 Government National Mortgage Association , Pool #MA1374 ................ 3.00 10/20/43 72
65 Government National Mortgage Association , Pool #MA6089 ................ 3.00 8/20/49 58
64 Government National Mortgage Association , Pool #MA6710 ................ 3.00 6/20/50 57
73 Government National Mortgage Association , Pool #MA4450 ................ 3.00 5/20/47 66
15 Government National Mortgage Association , Pool #MA6766 ................ 3.00 7/20/50 13
122 Government National Mortgage Association , Pool #MA0391 ................ 3.00 9/20/42 110
321 Government National Mortgage Association , Pool #MA6218 ................ 3.00 10/20/49 286
17 Government National Mortgage Association , Pool #MA6820 ................ 3.00 8/20/50 15
11 Government National Mortgage Association , Pool #AG0440 ................ 3.00 8/15/43 10
115 Government National Mortgage Association , Pool #AD8433 ................ 3.00 7/15/43 104
58 Government National Mortgage Association , Pool #MA3662 ................ 3.00 5/20/46 52
76 Government National Mortgage Association , Pool #MA0153 ................ 3.00 6/20/42 69
352 Government National Mortgage Association , Pool #MA7768 ................ 3.00 12/20/51 311
430 Government National Mortgage Association , Pool #MA0624 ................ 3.00 12/20/42 390
4 Government National Mortgage Association , Pool #MA4935 ................ 3.00 1/20/33 4
42 Government National Mortgage Association , Pool #MA3172 ................ 3.00 10/20/45 38
7 Government National Mortgage Association , Pool #AN5756 ................ 3.00 7/15/45 6
17 Government National Mortgage Association , Pool #MA2600 ................ 3.00 2/20/45 16
157 Government National Mortgage Association , Pool #MA4003 ................ 3.00 10/20/46 141
97 Government National Mortgage Association , Pool #MA2147 ................ 3.00 8/20/44 87
100 Government National Mortgage Association , Pool #MA6338 ................ 3.00 12/20/49 89
140 Government National Mortgage Association , Pool #MA4195 ................ 3.00 1/20/47 126
21 Government National Mortgage Association , Pool #MA3243 ................ 3.00 11/20/45 19
53 Government National Mortgage Association , Pool #MA3596 ................ 3.00 4/20/46 48
117 Government National Mortgage Association , Pool #MA3735 ................ 3.00 6/20/46 105
15 Government National Mortgage Association , Pool #MA4559 ................ 3.00 7/20/32 14

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities
Portfolio of Investments (continued) — March 31, 2024 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 8 Government National Mortgage Association , Pool #MA2797 ................ 3.00 5/20/30 $ 8
42 Government National Mortgage Association , Pool #MA2754 ................ 3.50 4/20/45 39
11 Government National Mortgage Association , Pool #MA5762 ................ 3.50 2/20/49 10
85 Government National Mortgage Association , Pool #MA3034 ................ 3.50 8/20/45 79
15 Government National Mortgage Association , Pool #MA3937 ................ 3.50 9/20/46 14
57 Government National Mortgage Association , Pool #MA5136 ................ 3.50 4/20/48 53
66 Government National Mortgage Association , Pool #MA3597 ................ 3.50 4/20/46 61
68 Government National Mortgage Association , Pool #MA2892 ................ 3.50 6/20/45 63
118 Government National Mortgage Association , Pool #MA0462 ................ 3.50 10/20/42 109
454 Government National Mortgage Association , Pool #MA8149 ................ 3.50 7/20/52 413
34 Government National Mortgage Association , Pool #MA1919 ................ 3.50 5/20/44 31
61 Government National Mortgage Association , Pool #MA4262 ................ 3.50 2/20/47 57
82 Government National Mortgage Association , Pool #MA0088 ................ 3.50 5/20/42 76
53 Government National Mortgage Association , Pool #778157 ................. 3.50 3/15/42 49
209 Government National Mortgage Association , Pool #MA0220 ................ 3.50 7/20/42 194
231 Government National Mortgage Association , Pool #MA8266 ................ 3.50 9/20/52 210
62 Government National Mortgage Association , Pool #MA4900 ................ 3.50 12/20/47 57
65 Government National Mortgage Association , Pool #MA4321 ................ 3.50 3/20/47 60
107 Government National Mortgage Association , Pool #MA5019 ................ 3.50 2/20/48 98
14 Government National Mortgage Association , Pool #MA6339 ................ 3.50 12/20/49 13
23 Government National Mortgage Association , Pool #BD5909 ................ 3.50 10/15/47 21
103 Government National Mortgage Association , Pool #MA0852 ................ 3.50 3/20/43 95
46 Government National Mortgage Association , Pool #MA4586 ................ 3.50 7/20/47 42
90 Government National Mortgage Association , Pool #MA3521 ................ 3.50 3/20/46 84
53 Government National Mortgage Association , Pool #MA3663 ................ 3.50 5/20/46 49
42 Government National Mortgage Association , Pool #MA5263 ................ 3.50 6/20/48 39
365 Government National Mortgage Association , Pool #MA8199 ................ 3.50 8/20/52 332
97 Government National Mortgage Association , Pool #MA4196 ................ 3.50 1/20/47 90
11 Government National Mortgage Association , Pool #MA6219 ................ 3.50 10/20/49 10
9 Government National Mortgage Association , Pool #MA5875 ................ 3.50 4/20/49 8
97 Government National Mortgage Association , Pool #MA3173 ................ 3.50 10/20/45 90
119 Government National Mortgage Association , Pool #MA2073 ................ 3.50 7/20/44 112
29 Government National Mortgage Association , Pool #MA4451 ................ 3.50 5/20/47 27
69 Government National Mortgage Association , Pool #MA4004 ................ 3.50 10/20/46 64
64 Government National Mortgage Association , Pool #MA0022 ................ 3.50 4/20/42 59
15 Government National Mortgage Association , Pool #AD2416 ................ 3.50 5/15/43 14
168 Government National Mortgage Association , Pool #MA2148 ................ 3.50 8/20/44 157
76 Government National Mortgage Association , Pool #MA3244 ................ 3.50 11/20/45 70
74 Government National Mortgage Association , Pool #MA2303 ................ 3.50 10/20/44 69
2 Government National Mortgage Association , Pool #AL8566 ................ 3.50 3/15/45 2
44 Government National Mortgage Association , Pool #MA4510 ................ 3.50 6/20/47 41
3 Government National Mortgage Association , Pool #MA1266 ................ 3.50 9/20/28 3
8 Government National Mortgage Association , Pool #MA6410 ................ 3.50 1/20/50 8
10 Government National Mortgage Association , Pool #MA6475 ................ 3.50 2/20/50 9
12 Government National Mortgage Association , Pool #MA6711 ................ 3.50 6/20/50 11
58 Government National Mortgage Association , Pool #783976 ................. 3.50 4/20/43 54
75 Government National Mortgage Association , Pool #AM4971 ................ 3.50 4/20/45 68
38 Government National Mortgage Association , Pool #MA1838 ................ 3.50 4/20/44 36
56 Government National Mortgage Association , Pool #MA4719 ................ 3.50 9/20/47 52
63 Government National Mortgage Association , Pool #MA4652 ................ 3.50 8/20/47 58
62 Government National Mortgage Association , Pool #MA4069 ................ 3.50 11/20/46 57
118 Government National Mortgage Association , Pool #MA1157 ................ 3.50 7/20/43 110
36 Government National Mortgage Association , Pool #AC3938 ................ 3.50 1/15/43 33
41 Government National Mortgage Association , Pool #MA2445 ................ 3.50 12/20/44 39
83 Government National Mortgage Association , Pool #MA4127 ................ 3.50 12/20/46 77
38 Government National Mortgage Association , Pool #740798 ................. 3.50 1/15/42 35
50 Government National Mortgage Association , Pool #MA2961 ................ 3.50 7/20/45 46
36 Government National Mortgage Association , Pool #MA2371 ................ 3.50 11/20/44 33
69 Government National Mortgage Association , Pool #MA4382 ................ 3.50 4/20/47 64

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities
Portfolio of Investments (continued) — March 31, 2024 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 43 Government National Mortgage Association , Pool #MA4778 ................ 3.50 10/20/47 $ 40
48 Government National Mortgage Association , Pool #MA3736 ................ 3.50 6/20/46 44
6 Government National Mortgage Association , Pool #MA1574 ................ 3.50 1/20/29 6
37 Government National Mortgage Association , Pool #MA3454 ................ 3.50 2/20/46 34
51 Government National Mortgage Association , Pool #MA3874 ................ 3.50 8/20/46 47
51 Government National Mortgage Association , Pool #MA5077 ................ 3.50 3/20/48 48
55 Government National Mortgage Association , Pool #MA3803 ................ 3.50 7/20/46 51
52 Government National Mortgage Association , Pool #MA3310 ................ 3.50 12/20/45 48
62 Government National Mortgage Association , Pool #MA0699 ................ 3.50 1/20/43 57
13 Government National Mortgage Association , Pool #796271 ................. 3.50 7/15/42 12
83 Government National Mortgage Association , Pool #MA4837 ................ 3.50 11/20/47 76
103 Government National Mortgage Association , Pool #MA0934 ................ 3.50 4/20/43 95
7 Government National Mortgage Association , Pool #738602 ................. 3.50 8/15/26 7
67 Government National Mortgage Association , Pool #MA3376 ................ 3.50 1/20/46 62
116 Government National Mortgage Association , Pool #MA1090 ................ 3.50 6/20/43 108
63 Government National Mortgage Association , Pool #MA2678 ................ 3.50 3/20/45 59
17 Government National Mortgage Association , Pool #738710 ................. 4.00 9/15/41 16
34 Government National Mortgage Association , Pool #MA4263 ................ 4.00 2/20/47 32
58 Government National Mortgage Association , Pool #MA1761 ................ 4.00 3/20/44 56
76 Government National Mortgage Association , Pool #MA4452 ................ 4.00 5/20/47 72
12 Government National Mortgage Association , Pool #MA3106 ................ 4.00 9/20/45 12
62 Government National Mortgage Association , Pool #MA2224 ................ 4.00 9/20/44 59
14 Government National Mortgage Association , Pool #MA3455 ................ 4.00 2/20/46 14
16 Government National Mortgage Association , Pool #MA5931 ................ 4.00 5/20/49 15
70 Government National Mortgage Association , Pool #MA2074 ................ 4.00 7/20/44 67
13 Government National Mortgage Association , Pool #MA6091 ................ 4.00 8/20/49 12
13 Government National Mortgage Association , Pool #MA6155 ................ 4.00 9/20/49 12
52 Government National Mortgage Association , Pool #MA2304 ................ 4.00 10/20/44 50
25 Government National Mortgage Association , Pool #MA1286 ................ 4.00 9/20/43 24
23 Government National Mortgage Association , Pool #MA2149 ................ 4.00 8/20/44 22
17 Government National Mortgage Association , Pool #740068 ................. 4.00 9/15/40 16
44 Government National Mortgage Association , Pool #MA0319 ................ 4.00 8/20/42 42
41 Government National Mortgage Association , Pool #MA4197 ................ 4.00 1/20/47 39
13 Government National Mortgage Association , Pool #MA5986 ................ 4.00 6/20/49 12
8 Government National Mortgage Association , Pool #766495 ................. 4.00 10/15/41 8
11 Government National Mortgage Association , Pool #4922 .................. 4.00 1/20/41 10
40 Government National Mortgage Association , Pool #MA5078 ................ 4.00 3/20/48 38
22 Government National Mortgage Association , Pool #MA3245 ................ 4.00 11/20/45 21
377 Government National Mortgage Association , Pool #MA8200 ................ 4.00 8/20/52 353
45 Government National Mortgage Association , Pool #AB1483 ................ 4.00 8/15/42 44
19 Government National Mortgage Association , Pool #MA0155 ................ 4.00 6/20/42 18
48 Government National Mortgage Association , Pool #MA4511 ................ 4.00 6/20/47 46
26 Government National Mortgage Association , Pool #MA3737 ................ 4.00 6/20/46 25
44 Government National Mortgage Association , Pool #MA3598 ................ 4.00 4/20/46 42
14 Government National Mortgage Association , Pool #MA4322 ................ 4.00 3/20/47 13
8 Government National Mortgage Association , Pool #MA3174 ................ 4.00 10/20/45 7
43 Government National Mortgage Association , Pool #MA2522 ................ 4.00 1/20/45 41
19 Government National Mortgage Association , Pool #AD5627 ................ 4.00 4/15/43 18
48 Government National Mortgage Association , Pool #MA1449 ................ 4.00 11/20/43 45
53 Government National Mortgage Association , Pool #MA4653 ................ 4.00 8/20/47 50
36 Government National Mortgage Association , Pool #MA1678 ................ 4.00 2/20/44 35
27 Government National Mortgage Association , Pool #AM8203 ................ 4.00 5/15/45 26
29 Government National Mortgage Association , Pool #MA2602 ................ 4.00 2/20/45 28
46 Government National Mortgage Association , Pool #MA1376 ................ 4.00 10/20/43 45
46 Government National Mortgage Association , Pool #MA4383 ................ 4.00 4/20/47 43
85 Government National Mortgage Association , Pool #MA4587 ................ 4.00 7/20/47 81
72 Government National Mortgage Association , Pool #MA1839 ................ 4.00 4/20/44 69
26 Government National Mortgage Association , Pool #MA1996 ................ 4.00 6/20/44 25
148 Government National Mortgage Association , Pool #5139 .................. 4.00 8/20/41 142

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities
Portfolio of Investments (continued) — March 31, 2024 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 8 Government National Mortgage Association , Pool #MA6040 ................ 4.00 7/20/49 $ 8
7 Government National Mortgage Association , Pool #779401 ................. 4.00 6/15/42 7
468 Government National Mortgage Association , Pool #MA8267 ................ 4.00 9/20/52 438
51 Government National Mortgage Association , Pool #MA5595 ................ 4.00 11/20/48 49
12 Government National Mortgage Association , Pool #AV6086 ................ 4.00 7/15/47 11
72 Government National Mortgage Association , Pool #MA5466 ................ 4.00 9/20/48 69
11 Government National Mortgage Association , Pool #MA5330 ................ 4.00 7/20/48 11
39 Government National Mortgage Association , Pool #MA5876 ................ 4.00 4/20/49 37
19 Government National Mortgage Association , Pool #753254 ................. 4.00 9/15/43 18
40 Government National Mortgage Association , Pool #MA3377 ................ 4.00 1/20/46 39
39 Government National Mortgage Association , Pool #713876 ................. 4.00 8/15/39 38
39 Government National Mortgage Association , Pool #MA5710 ................ 4.00 1/20/49 37
247 Government National Mortgage Association , Pool #MA8488 ................ 4.00 12/20/52 231
559 Government National Mortgage Association , Pool #MA8877 ................ 4.50 5/20/53 537
11 Government National Mortgage Association , Pool #MA4721 ................ 4.50 9/20/47 11
10 Government National Mortgage Association , Pool #729511 ................. 4.50 4/15/40 10
5 Government National Mortgage Association , Pool #BB7097 ................ 4.50 8/15/47 5
8 Government National Mortgage Association , Pool #MA4129 ................ 4.50 12/20/46 8
152 Government National Mortgage Association , Pool #721760 ................. 4.50 8/15/40 148
11 Government National Mortgage Association , Pool #MA5711 ................ 4.50 1/20/49 11
13 Government National Mortgage Association , Pool #MA4780 ................ 4.50 10/20/47 13
31 Government National Mortgage Association , Pool #MA0701 ................ 4.50 1/20/43 31
49 Government National Mortgage Association , Pool #MA2756 ................ 4.50 4/20/45 48
16 Government National Mortgage Association , Pool #MA3805 ................ 4.50 7/20/46 16
6 Government National Mortgage Association , Pool #MA5987 ................ 4.50 6/20/49 6
208 Government National Mortgage Association , Pool #4801 .................. 4.50 9/20/40 206
363 Government National Mortgage Association , Pool #MA8151 ................ 4.50 7/20/52 350
3 Government National Mortgage Association , Pool #MA5877 ................ 4.50 4/20/49 3
383 Government National Mortgage Association , Pool #MA8724 ................ 4.50 3/20/53 368
18 Government National Mortgage Association , Pool #MA1092 ................ 4.50 6/20/43 18
56 Government National Mortgage Association , Pool #5260 .................. 4.50 12/20/41 55
54 Government National Mortgage Association , Pool #MA1762 ................ 4.50 3/20/44 53
30 Government National Mortgage Association , Pool #MA5818 ................ 4.50 3/20/49 30
38 Government National Mortgage Association , Pool #MA4384 ................ 4.50 4/20/47 37
85 Government National Mortgage Association , Pool #717148 ................. 4.50 5/15/39 83
35 Government National Mortgage Association , Pool #MA5652 ................ 4.50 12/20/48 34
5 Government National Mortgage Association , Pool #MA5529 ................ 4.50 10/20/48 5
3 Government National Mortgage Association , Pool #MA5764 ................ 4.50 2/20/49 3
28 Government National Mortgage Association , Pool #MA4512 ................ 4.50 6/20/47 27
9 Government National Mortgage Association , Pool #MA5399 ................ 4.50 8/20/48 9
9 Government National Mortgage Association , Pool #MA5596 ................ 4.50 11/20/48 9
21 Government National Mortgage Association , Pool #MA5467 ................ 4.50 9/20/48 21
13 Government National Mortgage Association , Pool #738793 ................. 4.50 9/15/41 13
15 Government National Mortgage Association , Pool #MA5597 ................ 5.00 11/20/48 15
150 Government National Mortgage Association , Pool #4559 .................. 5.00 10/20/39 152
394 Government National Mortgage Association , Pool #MA9105 ................ 5.00 8/20/53 387
9 Government National Mortgage Association , Pool #MA5530 ................ 5.00 10/20/48 9
378 Government National Mortgage Association , Pool #MA8647 ................ 5.00 2/20/53 372
32 Government National Mortgage Association , Pool #604285 ................. 5.00 5/15/33 32
395 Government National Mortgage Association , Pool #MA9170 ................ 5.00 9/20/53 388
9 Government National Mortgage Association , Pool #MA5933 ................ 5.00 5/20/49 9
8 Government National Mortgage Association , Pool #MA5080 ................ 5.00 3/20/48 8
31 Government National Mortgage Association , Pool #MA2076 ................ 5.00 7/20/44 31
4 Government National Mortgage Association , Pool #MA5988 ................ 5.00 6/20/49 3
9 Government National Mortgage Association , Pool #MA5400 ................ 5.00 8/20/48 9
9 Government National Mortgage Association , Pool #MA5819 ................ 5.00 3/20/49 8
393 Government National Mortgage Association , Pool #MA9016 ................ 5.00 7/20/53 386
8 Government National Mortgage Association , Pool #MA5765 ................ 5.00 2/20/49 8
198 Government National Mortgage Association , Pool #MA9240 ................ 5.00 10/20/53 195

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities
Portfolio of Investments (continued) — March 31, 2024 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 18 Government National Mortgage Association , Pool #MA4007 ................ 5.00 10/20/46 $ 18
5 Government National Mortgage Association , Pool #MA0465 ................ 5.00 10/20/42 5
69 Government National Mortgage Association , Pool #782523 ................. 5.00 11/15/35 69
3 Government National Mortgage Association , Pool #MA5653 ................ 5.00 12/20/48 3
9 Government National Mortgage Association , Pool #782468 ................. 5.00 11/15/38 9
22 Government National Mortgage Association , Pool #712690 ................. 5.00 4/15/39 22
44 Government National Mortgage Association , Pool #694531 ................. 5.00 11/15/38 44
12 Government National Mortgage Association , Pool #675179 ................. 5.00 3/15/38 12
385 Government National Mortgage Association , Pool #MA8800 ................ 5.00 4/20/53 378
4 Government National Mortgage Association , Pool #MA5712 ................ 5.00 1/20/49 3
5 Government National Mortgage Association , Pool #658181 ................. 5.50 11/15/36 5
236 Government National Mortgage Association , Pool #MA8801 ................ 5.50 4/20/53 236
27 Government National Mortgage Association , Pool #510835 ................. 5.50 2/15/35 27
6 Government National Mortgage Association , Pool #MA0466 ................ 5.50 10/20/42 6
398 Government National Mortgage Association , Pool #MA9362 ................ 5.50 12/20/53 398
397 Government National Mortgage Association , Pool #MA9305 ................ 5.50 11/20/53 397
391 Government National Mortgage Association , Pool #MA9017 ................ 5.50 7/20/53 388
50 Government National Mortgage Association , Pool #783284 ................. 5.50 6/20/40 52
193 Government National Mortgage Association , Pool #MA8948 ................ 5.50 6/20/53 193
297 Government National Mortgage Association , Pool #MA9241 ................ 5.50 10/20/53 297
24 Government National Mortgage Association , Pool #4222 .................. 6.00 8/20/38 25
27 Government National Mortgage Association , Pool #4245 .................. 6.00 9/20/38 28
395 Government National Mortgage Association , Pool #MA9018 ................ 6.00 7/20/53 399
24 Government National Mortgage Association , Pool #781959 ................. 6.00 7/15/35 24
7 Government National Mortgage Association , Pool #699237 ................. 6.50 9/15/38 7
396 Government National Mortgage Association , Pool #MA9364 ................ 6.50 12/20/53 403
1,725 Government National Mortgage Association, 30 YR TBA .................. 2.00 4/20/54 1,414
25 Government National Mortgage Association, 30 YR TBA .................. 2.00 5/20/54 21
150 Government National Mortgage Association, 30 YR TBA .................. 2.50 4/20/54 128
50 Government National Mortgage Association, 30 YR TBA .................. 2.50 5/20/54 43
25 Government National Mortgage Association, 30 YR TBA .................. 3.00 5/20/54 22
375 Government National Mortgage Association, 30 YR TBA .................. 3.00 4/20/54 331
25 Government National Mortgage Association, 30 YR TBA .................. 3.50 5/20/54 23
200 Government National Mortgage Association, 30 YR TBA .................. 3.50 4/20/54 182
500 Government National Mortgage Association, 30 YR TBA .................. 4.00 4/20/54 468
750 Government National Mortgage Association, 30 YR TBA .................. 4.50 4/20/54 721
50 Government National Mortgage Association, 30 YR TBA .................. 4.50 5/20/54 48
200 Government National Mortgage Association, 30 YR TBA .................. 5.00 4/20/54 197
125 Government National Mortgage Association, 30 YR TBA .................. 5.00 5/20/54 123
200 Government National Mortgage Association, 30 YR TBA .................. 5.50 5/20/54 200
350 Government National Mortgage Association, 30 YR TBA .................. 5.50 4/20/54 350
1,400 Government National Mortgage Association, 30 YR TBA .................. 6.00 4/20/54 1,412
75 Government National Mortgage Association, 30 YR TBA .................. 6.00 5/20/54 76
725 Government National Mortgage Association, 30 YR TBA .................. 6.50 4/20/54 737
25 Government National Mortgage Association, 30 YR TBA .................. 6.50 5/20/54 25
425 Government National Mortgage Association, 30 YR TBA .................. 7.00 4/20/54 434
25 Government National Mortgage Association, 30 YR TBA .................. 7.00 5/20/54 26
Total U.S. Government Agency Mortgages ........................... 182,281
Corporate Bond — 0 .10%
225 PG&E Wildfire Recovery Funding LLC ( Electric Utilities ) ................ 5.10 6/1/52 222
Total Corporate Bond ........................................... 222

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities
Portfolio of Investments (concluded) — March 31, 2024 (Unaudited)
The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of March 31, 2024 .
Amounts designated as "—" indicate the Specialist Manager did not manage any holdings in that category.
Shares Security Description Rate %
Maturity
Date
Value
(000)
Investment Companies — 18 .29%
Domestic Fixed Income — 8 .94%
339,900
Vanguard Intermediate-Term Treasury ETF ............................ $ 19,901
Money Market Funds — 9 .35%
20,851,139
State Street Institutional Treasury Plus Money Market Fund, Trust Class ........ 5.20(b) 20,851
Total Investment Companies ...................................... 40,752
Total Investments Before TBA Sale Commitments 237,853
(cost $ 261,521 ) — 106 .75% .......................................
Principal
Amount
(000)
TBA Sale Commitments (c) — ( 0 .03 ) %
$ (75) Fannie Mae, 30 YR TBA ......................................... 2.00 4/25/54 (59)
Total TBA Sale Commitments ..................................... (59)
Liabilities in excess of other assets — ( 6 .72 ) % ......................... (14,964)
Net Assets — 100.00% .......................................... $ 222,830
(a) The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security.  The rate disclosed is the rate in effect on March 31, 2024.
(b) Annualized 7-day yield as of period-end.
(c) Represents a "to be announced" transaction. The Portfolio has committed to sell securities for which all specific information is not available at this time.
ETF—Exchange-Traded Fund
TBA
—
To Be Announced purchase or sale commitment. Security is subject to delayed delivery
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
Mellon
Investments
Corporation
Parametric
Portfolio
Associates,
LLC (Options
Overlay)
HC Capital
Solutions Total
Asset Backed Securities .................................................................................................................. 1.59% — — 1.59%
Collateralized Mortgage Obligations Companies ............................................................................ 4.96% — — 4.96%
U.S. Government Agency Mortgages ............................................................................................. 81.81% — — 81.81%
Corporate Bond ............................................................................................................................... 0.10% — — 0.10%
Investment Company ...................................................................................................................... 7.00% 9.96% 1.33% 18.29%
TBA Sale Commitments ................................................................................................................. -0.03% — — -0.03%
Other Assets (Liabilities) ................................................................................................................. -6.74% — 0.02% -6.72%
Total Net Assets .......................................................................................................................... 88.69% 9.96% 1.35% 100.00%

HC CAPITAL TRUST
The Short-Term Municipal Bond Portfolio
Portfolio of Investments — March 31, 2024 (Unaudited)
191
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Municipal Bonds — 98 .72%
Alabama — 7 .95%
$ 1,130 Auburn University Revenue , Series A Continuously Callable @100 ........... 5.00 6/1/28 $ 1,151
2,315 City of Huntsville AL, GO , Series A ................................. 5.00 3/1/27 2,453
1,725 County of Baldwin AL, GO Continuously Callable @100 .................. 5.00 5/1/25 1,742
5,346
Arizona — 5 .62%
990 Arizona Department of Transportation State Highway Fund Revenue ......... 5.00 7/1/28 1,081
1,275 Maricopa County Industrial Development Authority Revenue , Series D ........ 5.00(a) 1/1/46 1,315
1,350 Maricopa County Unified School District No. 41 Gilbert, GO , Series C ........ 5.00 7/1/25 1,380
3,776
Arkansas — 3 .42%
2,295 Rogers School District No. 30, GO Continuously Callable @100 ( State Aid
Withholding ) .............................................. 4.00 2/1/26 2,300
Georgia — 1 .99%
1,300 State of Georgia, GO , Series C ..................................... 4.00 1/1/27 1,338
Illinois — 4 .34%
1,900 Metropolitan Water Reclamation District of Greater Chicago, GO , Series C ..... 5.00 12/1/24 1,917
935 State of Illinois, GO , Series D ..................................... 5.00 11/1/27 999
2,916
Indiana — 4 .01%
2,660 Indiana Finance Authority Revenue , Series A (Pre-Refunded/Escrowed to Maturity) 5.00 3/1/39 2,697
Iowa — 3 .27%
1,000 City of Ankeny IA, GO , Series A ................................... 5.00 6/1/25 1,019
605 City of Dubuque IA, GO , Series A .................................. 2.00 6/1/24 603
550 Linn-Mar Community School District, GO Continuously Callable @100 ( BAM ) .. 5.00 5/1/27 574
2,196
Kansas — 6 .17%
2,540 Kansas Development Finance Authority Revenue , Series D ................ 5.00 4/1/25 2,581
1,465 Riley County Unified School District No. 383 Manhattan-Ogden, GO , Series A (Pre-
Refunded/Escrowed to Maturity) ............................... 5.00 9/1/36 1,569
4,150
Maryland — 8 .56%
900 County of Baltimore MD, GO ..................................... 5.00 3/1/31 1,036
1,160 County of Harford MD, GO , Series B ................................ 5.00 2/1/26 1,200
1,640 County of Prince George's MD, GO , Series A .......................... 5.00 8/1/28 1,796
1,640 State of Maryland Department of Transportation Revenue .................. 5.00 10/1/26 1,720
5,752
Massachusetts — 2 .38%
1,545 Massachusetts School Building Authority Revenue , Series A (Pre-Refunded/
Escrowed to Maturity) ....................................... 5.00 2/15/49 1,601
Michigan — 1 .56%
1,065 Michigan State Housing Development Authority Revenue , Series A-1 Continuously
Callable @100 ............................................ 0.65 10/1/24 1,051
Minnesota — 3 .36%
1,270 State of Minnesota, GO , Series A ................................... 5.00 9/1/28 1,393
750 University of Minnesota Revenue , Series B ............................ 5.00 2/1/32 868
2,261

HC CAPITAL TRUST
The Short-Term Municipal Bond Portfolio
Portfolio of Investments (continued) — March 31, 2024 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Municipal Bonds (continued)
Missouri — 1 .68%
$ 1,100 Lindbergh School District, GO ..................................... 4.00 3/1/27 $ 1,133
Nebraska — 3 .16%
2,060 Nebraska Public Power District Revenue , Series A ....................... 5.00 1/1/26 2,124
New Jersey — 6 .57%
1,250 New Jersey Health Care Facilities Financing Authority Revenue , Series A
Continuously Callable @100 .................................. 5.00 7/1/30 1,302
3,000 State of New Jersey, GO , Series A ................................... 5.00 6/1/26 3,113
4,415
New York — 2 .76%
1,610 New York State Dormitory Authority Revenue , Series A-1 ................. 5.00 3/15/31 1,856
Oregon — 1 .99%
1,250 Oregon State Lottery Revenue , Series A Continuously Callable @100 ......... 5.00 4/1/30 1,340
South Dakota — 3 .23%
1,905 South Dakota Conservancy District Revenue , Series B .................... 5.00 8/1/30 2,171
Texas — 4 .79%
1,015 Conroe Independent School District, GO ( PSF-GTD ) ..................... 5.00 2/15/25 1,028
1,150 Round Rock Independent School District, GO ( PSF-GTD ) ................. 5.00 8/1/25 1,176
1,000 Spring Branch Independent School District, GO ( PSF-GTD ) ................ 5.00 2/1/25 1,013
3,217
Utah — 3 .69%
2,340 Alpine School District, GO , Series A ( SCH BD GTY ) ..................... 4.00 3/15/29 2,481
Virginia — 3 .84%
900 City of Fredericksburg VA, GO , Series A ( State Aid Withholding ) ............ 5.00 10/1/29 1,016
1,505 Hampton Roads Transportation Accountability Commission Revenue , Series A .. 5.00 7/1/26 1,564
2,580
Washington — 7 .11%
1,260 Central Puget Sound Regional Transit Authority Revenue (Pre-Refunded/Escrowed
to Maturity) .............................................. 4.00 11/1/50 1,274
1,260 County of King WA, GO , Series B .................................. 5.00 7/1/25 1,287
585 King County School District No. 405 Bellevue, GO ( SCH BD GTY ) .......... 5.00 12/1/24 591
1,590 State of Washington, GO , Series R-2022C ............................. 4.00 7/1/26 1,625
4,777
West Virginia — 3 .16%
2,130 Jefferson County Board of Education, GO ............................. 2.00 6/1/24 2,125
Wisconsin — 4 .11%
2,700 State of Wisconsin, GO Continuously Callable @100 ..................... 5.00 5/1/29 2,760
Total Municipal Bonds .......................................... 66,363

HC CAPITAL TRUST
The Short-Term Municipal Bond Portfolio
Portfolio of Investments (concluded) — March 31, 2024 (Unaudited)
As of
March 31, 2024
, 100% of the Portfolio’s net assets were managed by Breckinridge Capital Advisors, Inc.
Shares Security Description Rate %
Maturity
Date
Value
(000)
Investment Company — 0 .19%
Money Market Funds — 0 .19%
129,502
State Street Institutional Treasury Plus Money Market Fund, Trust Class ........ 5.20(b) $ 130
Total Investment Company ....................................... 130
Total Investments (cost $ 66,951 ) — 98 .91% .......................... 66,493
Other assets in excess of liabilities — 1 .09% .......................... 732
Net Assets — 100.00% .......................................... $ 67,225
(a) Interest rate is determined by the Remarketing Agent.  The rate disclosed is the rate in effect on March 31, 2024.
(b) Annualized 7-day yield as of period-end.
BAM—Build America Mutual
GO—General Obligation
PSF-GTD—Public School Fund Guaranteed
SCH BD GTY—School Board Guaranty

HC CAPITAL TRUST
The Intermediate Term Municipal Bond Portfolio
Portfolio of Investments — March 31, 2024 (Unaudited)
194
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Municipal Bonds — 86.94%
Alabama — 2.38%
$ 1,415 Alabama Special Care Facilities Financing Authority-Birmingham AL Revenue
Continuously Callable @100  .................................. 5.00 6/1/29 $ 1,454
1,675 Auburn University Revenue, Series A  ................................ 5.00 6/1/26 1,742
2,895 Black Belt Energy Gas District Revenue, Callable 9/1/31 @ 100.53  ........... 4.00(a) 6/1/51 2,913
1,500 Black Belt Energy Gas District Revenue, Series B, Callable 9/1/30 @ 100.32  .... 5.25 12/1/53 1,599
1,525 County of Jefferson AL Sewer Revenue Continuously Callable @100  ......... 5.00 10/1/36 1,719
1,000 Energy Southeast A Cooperative District Revenue, Series B-1, Callable 8/1/31 @
100.08  .................................................. 5.75(a) 4/1/54 1,109
1,000 Troy University Revenue, Series A (BAM) ............................. 5.00 11/1/26 1,048
11,584
Alaska — 0.32%
1,495 State of Alaska, GO, Series A Continuously Callable @100  ................ 5.00 8/1/29 1,542
Arizona — 2.00%
1,555 City of Phoenix Civic Improvement Corp. Revenue, Series B Continuously Callable
@100 (AMT) ............................................. 5.00 7/1/30 1,672
1,685 City of Phoenix Civic Improvement Corp. Revenue, Series A Continuously Callable
@100  ................................................... 5.00 7/1/32 1,913
1,000 Maricopa County Union High School District No. 210-Phoenix, GO  .......... 5.00 7/1/25 1,022
4,000 Salt River Project Agricultural Improvement & Power District Revenue, Series A
Continuously Callable @100  .................................. 5.00 12/1/36 4,072
1,015 State of Arizona Certificates of Participation, Series A  .................... 5.00 10/1/25 1,042
9,721
California — 1.26%
2,500 California Community Choice Financing Authority Revenue, Series G, Callable
1/1/30 @ 100.19  ........................................... 5.25(a) 11/1/54 2,659
2,000 State of California, GO Continuously Callable @100  ..................... 5.00 9/1/33 2,373
1,000 State of California, GO Continuously Callable @100  ..................... 5.00 4/1/35 1,092
6,124
Colorado — 2.86%
3,600 City & County of Denver CO Airport System Revenue, Series A (AMT) ........ 5.00 12/1/25 3,662
3,050 Colorado Health Facilities Authority Revenue, Series A  ................... 5.00 1/1/25 3,083
2,970 Denver City & County School District No. 1, GO, Series A (State Aid Withholding) 5.50 12/1/25 3,085
3,740 State of Colorado Certificates of Participation, Series M Continuously Callable
@100  ................................................... 5.00 3/15/29 4,045
13,875
Connecticut — 0.91%
1,085 Connecticut State Health & Educational Facilities Authority Revenue, Series B  .. 5.00 12/1/26 1,132
1,500 State of Connecticut Special Tax Revenue, Series D Continuously Callable @100  5.00 11/1/34 1,729
1,000 State of Connecticut, GO, Series A  .................................. 4.00 1/15/29 1,059
465 State of Connecticut, GO, Series E Continuously Callable @100  ............. 5.00 9/15/32 509
4,429
Delaware — 0.14%
620 Delaware Transportation Authority Revenue Continuously Callable @100  ...... 5.00 7/1/32 704
District of Columbia — 2.60%
1,500 District of Columbia Revenue  ..................................... 5.00 4/1/25 1,522
2,500 District of Columbia Revenue Continuously Callable @100  ................ 5.00 7/15/32 2,560
1,000 District of Columbia, GO, Series D Continuously Callable @100  ............ 5.00 6/1/33 1,054
2,075 Metropolitan Washington Airports Authority Aviation Revenue, Series A
Continuously Callable @100 (AMT) ............................. 4.00 10/1/36 2,102
2,000 Metropolitan Washington Airports Authority Aviation Revenue, Series A (AMT) .. 5.00 10/1/29 2,176
2,815 Washington Metropolitan Area Transit Authority Dedicated Revenue, Series A  ... 5.00 7/15/31 3,238
12,652

HC CAPITAL TRUST
The Intermediate Term Municipal Bond Portfolio
Portfolio of Investments (continued) — March 31, 2024 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Municipal Bonds (continued)
Florida — 3.92%
$ 2,000 Alachua County Health Facilities Authority Revenue, Callable 6/1/26 @ 100.00  .. 5.00(a) 12/1/37 $ 2,053
1,500 Central Florida Expressway Authority Revenue (AGM) .................... 5.00 7/1/30 1,693
1,500 County of Lee FL Solid Waste System Revenue (AMT) .................... 5.00 10/1/25 1,529
955 County of Polk FL Utility System Revenue  ............................ 5.00 10/1/27 1,022
1,000 Florida Municipal Power Agency Revenue, Series A  ..................... 5.00 10/1/25 1,027
2,030 JEA Electric System Revenue, Series 3A Continuously Callable @100  ........ 5.00 10/1/34 2,266
3,250 Orange County Convention Center/Orlando Revenue, Series B  .............. 5.00 10/1/25 3,320
3,295 Orlando Utilities Commission Revenue, Series 2018-A Continuously Callable @100  5.00 10/1/32 3,542
1,025 Palm Beach County School District Certificates of Participation, Series A
Continuously Callable @100  .................................. 5.00 8/1/36 1,202
1,200 State of Florida, GO, Series A  ...................................... 5.00 7/1/30 1,374
19,028
Georgia — 1.88%
5,000 Main Street Natural Gas, Inc. Revenue, Series C, Callable 6/1/26 @ 100.50  ..... 4.00(a) 3/1/50 5,011
1,000 Savannah Economic Development Authority Revenue  .................... 1.90 8/1/24 987
1,000 State of Georgia, GO, Series A Continuously Callable @100  ................ 3.00 8/1/36 948
815 State of Georgia, GO, Series A  ..................................... 5.00 7/1/28 894
1,225 State of Georgia, GO, Series C  ..................................... 4.00 1/1/28 1,281
9,121
Illinois — 5.93%
455 Chicago O'Hare International Airport Revenue, Series C (AMT) ............. 5.00 1/1/32 500
400 Chicago O'Hare International Airport Revenue, Series C Continuously Callable
@100 (AMT) ............................................. 5.00 1/1/33 438
58 City of Chicago IL Certificates of Participation, Series NT Continuously Callable
@100  ................................................... 7.46 2/15/26 43
2,335 City of Chicago Il, GO, Series A Continuously Callable @100  .............. 4.00 1/1/36 2,371
1,375 Illinois Finance Authority Revenue, Series B-2, Callable 5/15/26 @ 100.00  ..... 5.00(a) 5/15/50 1,420
1,650 Illinois Municipal Electric Agency Revenue, Series A Continuously Callable @100  4.00 2/1/35 1,657
1,000 Illinois State Toll Highway Authority Revenue, Series B  ................... 5.00 1/1/25 1,013
3,035 Metropolitan Water Reclamation District of Greater Chicago, GO, Series A
Continuously Callable @100  .................................. 5.00 12/1/27 3,183
1,420 Metropolitan Water Reclamation District of Greater Chicago, GO, Series D  ..... 5.00 12/1/30 1,620
2,000 Regional Transportation Authority Revenue (AGM) ...................... 6.00 6/1/25 2,035
3,000 Sales Tax Securitization Corp. Revenue, Series A  ........................ 5.00 1/1/29 3,250
4,600 State of Illinois Sales Tax Revenue, Series A (BAM) ...................... 5.00 6/15/25 4,674
1,000 State of Illinois, GO, Series D  ..................................... 5.00 7/1/27 1,069
2,995 University of Illinois Certificates of Participation, Series B Continuously Callable
@100  ................................................... 5.00 10/1/27 3,108
2,400 University of Illinois Revenue, Series A  .............................. 5.00 4/1/25 2,441
28,822
Indiana — 2.45%
2,500 City of Whiting IN Revenue (AMT) ................................. 5.00(a) 12/1/44 2,539
1,350 Indiana Finance Authority Revenue, Series A Continuously Callable @100  ..... 5.00 10/1/34 1,576
3,655 Indiana Finance Authority Revenue, Series B-3, Callable 7/1/31 @ 101.64  ...... 5.00(a) 10/1/55 4,125
2,250 Indiana Finance Authority Revenue, Series B, Callable 1/1/25 @ 100.00  ....... 2.25(a) 12/1/58 2,159
1,500 Indiana Finance Authority Revenue, Series A  ........................... 3.13 12/1/24 1,491
11,890
Iowa — 0.10%
450 Iowa Tobacco Settlement Authority Revenue, Series A-2, Class - 1 Continuously
Callable @100  ............................................ 5.00 6/1/32 485
Kentucky — 1.69%
3,560 Kentucky Public Energy Authority Revenue, Series A-1, Callable 5/1/30 @ 100.38  4.00(a) 8/1/52 3,554
3,115 Kentucky Public Energy Authority Revenue, Series A-1, Callable 11/1/31 @ 100.18  5.25(a) 4/1/54 3,352
1,150 Louisville/Jefferson County Metropolitan Government, GO, Series A  ......... 5.00 12/1/30 1,322
8,228

HC CAPITAL TRUST
The Intermediate Term Municipal Bond Portfolio
Portfolio of Investments (continued) — March 31, 2024 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Municipal Bonds (continued)
Louisiana — 0.50%
$ 1,415 Jefferson Sales Tax District Revenue, Series A (AGM) .................... 5.00 12/1/25 $ 1,451
1,000 Parish of St. John the Baptist LA Revenue  ............................. 2.10(a) 6/1/37 993
2,444
Maine — 0.22%
1,025 Finance Authority of Maine Revenue, Series A-1 (AGM) .................. 5.00 12/1/26 1,057
Maryland — 2.48%
2,000 County of Baltimore MD, GO Continuously Callable @100  ................ 4.00 3/1/33 2,115
860 County of Frederick MD, GO Continuously Callable @100  ................ 5.00 4/1/37 1,008
1,190 County of Howard MD, GO, Series A Continuously Callable @100  ........... 5.00 8/15/34 1,406
2,090 Maryland State Transportation Authority Passenger Facility Charge Revenue (AMT) 5.00 6/1/28 2,245
1,000 State of Maryland Department of Transportation Revenue Continuously Callable
@100  ................................................... 4.00 10/1/32 1,028
2,500 State of Maryland Department of Transportation Revenue Continuously Callable
@100  ................................................... 5.00 10/1/32 2,859
1,240 State of Maryland, GO, Series A Continuously Callable @100  .............. 5.00 3/15/31 1,409
12,070
Massachusetts — 1.77%
3,000 Commonwealth of Massachusetts, GO, Series A (AMBAC) ................. 5.50 8/1/30 3,474
780 Commonwealth of Massachusetts, GO, Series A Continuously Callable @100  ... 5.00 5/1/35 920
1,400 Massachusetts Educational Financing Authority Revenue, Series B (AMT) ...... 5.00 7/1/29 1,482
1,000 Massachusetts Educational Financing Authority Revenue (AMT) ............. 5.00 1/1/25 1,010
1,500 Massachusetts Port Authority Revenue, Series A (AMT) ................... 5.00 7/1/32 1,706
8,592
Michigan — 3.61%
1,250 Great Lakes Water Authority Sewage Disposal System Revenue, Series A
Continuously Callable @100  .................................. 5.00 7/1/37 1,461
1,280 Michigan Finance Authority Revenue, Series B  ......................... 5.00 10/1/30 1,459
6,000 Michigan Finance Authority Revenue, Callable 5/16/26 @ 100.00  ............ 5.00(a) 11/15/44 6,185
1,100 Michigan Finance Authority Revenue  ................................ 5.00 10/1/29 1,231
1,425 Michigan Finance Authority Revenue  ................................ 5.00 2/28/34 1,621
1,000 Michigan Finance Authority Revenue Continuously Callable @100  ........... 5.50 12/1/29 1,025
1,450 Michigan State Building Authority Revenue  ........................... 5.00 4/15/25 1,473
2,960 Utica Community Schools, GO (Q-SBLF) ............................. 5.00 5/1/26 3,073
17,528
Minnesota — 3.22%
1,000 Minneapolis-St Paul Metropolitan Airports Commission Revenue, Series C  ..... 5.00 1/1/26 1,031
1,750 Minnesota Agricultural & Economic Development Board Revenue Continuously
Callable @100  ............................................ 5.00 1/1/36 2,038
2,195 Minnesota Housing Finance Agency Revenue, Series B  ................... 5.00 8/1/30 2,439
1,985 Minnesota Housing Finance Agency Revenue, Series B  ................... 5.00 8/1/28 2,147
1,240 Minnesota Housing Finance Agency Revenue, Series B  ................... 5.00 8/1/29 1,359
1,345 State of Minnesota Certificates of Participation  ......................... 5.00 11/1/33 1,611
3,000 State of Minnesota, GO, Series B Continuously Callable @100  .............. 5.00 8/1/35 3,554
1,260 State of Minnesota, GO, Series E  ................................... 5.00 8/1/30 1,444
15,623
Missouri — 1.09%
2,400 Health & Educational Facilities Authority of the State of Missouri Revenue, Series
A  ...................................................... 5.00 6/1/25 2,433
2,505 The Curators of the University of Missouri Revenue, Series B  ............... 5.00 11/1/30 2,871
5,304
Nebraska — 0.77%
1,000 City of Omaha NE Sewer Revenue, Series A Continuously Callable @100  ...... 4.00 4/1/31 1,069
1,000 City of Omaha NE Sewer Revenue, Series A Continuously Callable @100  ...... 4.00 4/1/32 1,066

HC CAPITAL TRUST
The Intermediate Term Municipal Bond Portfolio
Portfolio of Investments (continued) — March 31, 2024 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Municipal Bonds (continued)
Nebraska (continued)
$ 1,350 Omaha Public Power District Revenue, Series B Continuously Callable @100  ... 5.00 2/1/34 $ 1,585
3,720
Nevada — 2.05%
2,915 Clark County School District, GO, Series A Continuously Callable @100 (AGM) . 5.00 6/15/32 3,291
5,435 Las Vegas Valley Water District, GO, Series C Continuously Callable @100  .... 4.00 6/1/34 5,867
800 Nevada System of Higher Education Certificates of Participation, Series A
Continuously Callable @100  .................................. 5.00 7/1/26 804
9,962
New Jersey — 3.42%
1,000 New Jersey Economic Development Authority Revenue, Series RRR  ......... 5.00 3/1/28 1,073
1,210 New Jersey Economic Development Authority Revenue  ................... 5.00 6/15/28 1,301
430 New Jersey Economic Development Authority Revenue Continuously Callable
@100  ................................................... 5.00 11/1/30 474
1,000 New Jersey Educational Facilities Authority Revenue, Series C  .............. 5.00 3/1/31 1,167
1,725 New Jersey Higher Education Student Assistance Authority Revenue, Series B
(AMT) .................................................. 5.00 12/1/29 1,869
750 New Jersey Transportation Trust Fund Authority Revenue, Series AA Continuously
Callable @100  ............................................ 5.00 6/15/36 864
1,750 New Jersey Transportation Trust Fund Authority Revenue, Series BB Continuously
Callable @100  ............................................ 5.00 6/15/36 2,036
1,000 New Jersey Transportation Trust Fund Authority Revenue, Series AA  ......... 5.00 6/15/30 1,121
4,295 New Jersey Turnpike Authority Revenue, Series A Continuously Callable @100  . 5.00 1/1/31 4,433
1,100 State of New Jersey, GO, Series A  ................................... 4.00 6/1/31 1,194
1,035 Tobacco Settlement Financing Corp. Revenue, Series A Continuously Callable
@100  ................................................... 5.00 6/1/33 1,093
16,625
New Mexico — 0.77%
1,025 Albuquerque Municipal School District No. 12, GO Continuously Callable @100
(State Aid Withholding) ...................................... 5.00 8/1/29 1,119
2,590 New Mexico Educational Assistance Foundation Revenue, Series 1-A (AMT) .... 5.00 9/1/25 2,636
3,755
New York — 6.75%
2,890 City of New York NY, GO, Series 1-A Continuously Callable @100  .......... 5.00 4/1/32 3,280
5,000 City of New York NY, GO, Series C  ................................. 5.00 8/1/28 5,448
1,700 Metropolitan Transportation Authority Revenue, Series B Continuously Callable
@100  ................................................... 5.00 11/15/29 1,779
2,410 New York City Municipal Water Finance Authority Revenue, Series BB-2
Continuously Callable @100  .................................. 5.00 6/15/27 2,483
1,000 New York City Municipal Water Finance Authority Revenue, Series DD
Continuously Callable @100  .................................. 5.00 6/15/34 1,195
1,000 New York City Transitional Finance Authority Future Tax Secured Revenue, Series
B-1 Continuously Callable @100  ............................... 5.00 8/1/29 1,004
855 New York City Transitional Finance Authority Future Tax Secured Revenue, Series
E-1  .................................................... 5.00 11/1/28 940
1,500 New York City Transitional Finance Authority Revenue, Series D-1 Continuously
Callable @100  ............................................ 5.00 11/1/36 1,776
1,000 New York State Dormitory Authority Revenue, Series A Continuously Callable
@100  ................................................... 5.00 2/15/31 1,056
4,710 New York State Thruway Authority Revenue, Series A Continuously Callable @100  5.00 3/15/35 5,521
1,165 New York State Urban Development Corp. Revenue, Series A Continuously Callable
@100  ................................................... 5.00 3/15/35 1,386
1,795 New York Transportation Development Corp. Revenue (AMT) .............. 5.00 12/1/27 1,882
4,970 Port Authority of New York & New Jersey Revenue, Series 207 Continuously
Callable @100 (AMT) ....................................... 4.00 3/15/30 5,037
32,787

HC CAPITAL TRUST
The Intermediate Term Municipal Bond Portfolio
Portfolio of Investments (continued) — March 31, 2024 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Municipal Bonds (continued)
North Carolina — 0.90%
$ 820 City of Fayetteville NC Public Works Commission Revenue  ................ 5.00 3/1/31 $ 948
1,000 County of Wake NC Revenue  ...................................... 5.00 9/1/28 1,103
1,100 County of Wake NC, GO, Series A  .................................. 5.00 2/1/30 1,246
1,000 The Charlotte-Mecklenburg Hospital Authority Revenue  .................. 5.00(a) 1/15/50 1,081
4,378
Ohio — 2.87%
3,000 Buckeye Tobacco Settlement Financing Authority Revenue, Series A-2, Class - 1
Continuously Callable @100  .................................. 5.00 6/1/32 3,223
1,450 City of Columbus OH Sewerage Revenue Continuously Callable @100  ........ 5.00 6/1/29 1,514
820 City of Columbus OH, GO, Series A Continuously Callable @100  ........... 5.00 8/15/34 987
1,000 County of Butler OH Revenue, Series X  .............................. 5.00 5/15/29 1,106
245 County of Mahoning OH Revenue Continuously Callable @100 (NATL) ....... 5.50 10/15/25 248
800 County of Montgomery OH Revenue Continuously Callable @100  ........... 5.00 8/1/33 893
1,750 Ohio Water Development Authority Revenue, Series A Continuously Callable @100  5.00 12/1/37 2,048
2,000 State of Ohio Revenue  ........................................... 2.75(a) 1/1/52 1,953
500 State of Ohio Revenue, Series A Continuously Callable @100  ............... 5.00 1/1/30 540
775 University of Cincinnati Revenue, Series A  ............................ 5.00 6/1/26 803
600 University of Cincinnati Revenue, Series A  ............................ 5.00 6/1/25 610
13,925
Oklahoma — 0.12%
530 Oklahoma Municipal Power Authority Revenue, Series A Continuously Callable
@100 (AGM) ............................................. 4.00 1/1/32 571
Oregon — 1.91%
1,305 Benton & Linn Counties Consolidated School District No. 509J & 509A Corvallis,
GO, Series A (SCH BD GTY) .................................. 5.00(a) 6/15/25 1,331
2,500 Multnomah County School District No. 1 Portland, GO (SCH BD GTY) ....... 5.00 6/15/29 2,797
2,500 Port of Portland OR Airport Revenue, Series 29 Continuously Callable @100 (AMT) 5.00 7/1/35 2,770
2,000 Portland Community College District, GO Continuously Callable @100  ....... 5.00 6/15/35 2,363
9,261
Pennsylvania — 4.75%
1,000 City of Philadelphia PA Water & Wastewater Revenue, Series B  ............. 5.00 11/1/27 1,073
1,000 City of Philadelphia PA Water & Wastewater Revenue, Series B (AGM) ........ 5.00 9/1/29 1,113
2,000 City of Philadelphia PA Water & Wastewater Revenue, Series B Continuously
Callable @100  ............................................ 4.00 7/1/35 2,017
2,600 City of Philadelphia PA, GO, Series B Continuously Callable @100  .......... 5.00 2/1/30 2,862
1,735 City of Philadelphia PA, GO, Series B Continuously Callable @100  .......... 5.00 2/1/31 1,901
1,000 Commonwealth Financing Authority Revenue Continuously Callable @100  .... 5.00 6/1/32 1,067
3,500 Commonwealth of Pennsylvania, GO Continuously Callable @100 (BAM) ..... 4.00 3/1/35 3,597
850 Easton Area School District, GO, Series A (State Aid Withholding) ........... 4.00 4/1/25 856
1,860 Luzerne County Industrial Development Authority Revenue, Callable 12/3/29 @
100.00 (AMT) ............................................. 2.45(a) 12/1/39 1,728
3,625 Pennsylvania Economic Development Financing Authority Revenue Continuously
Callable @100 (AMT) ....................................... 5.00 12/31/33 3,958
1,000 Pennsylvania Higher Education Assistance Agency Revenue, Series A (AMT) .... 5.00 6/1/29 1,078
625 Pennsylvania Turnpike Commission Revenue, Series B  ................... 5.00 12/1/28 687
1,000 The School District of Philadelphia, GO, Series A Continuously Callable @100
(State Aid Withholding) ...................................... 5.25 9/1/36 1,147
23,084
Rhode Island — 0.56%
625 Rhode Island Student Loan Authority Revenue, Series A (AMT) ............. 5.00 12/1/29 689
1,875 Rhode Island Student Loan Authority Revenue, Series A (AMT) ............. 5.00 12/1/29 2,043
2,732
South Carolina — 1.40%
3,680 County of Charleston SC, GO, Series A (State Aid Withholding) ............. 5.00 11/1/26 3,867

HC CAPITAL TRUST
The Intermediate Term Municipal Bond Portfolio
Portfolio of Investments (continued) — March 31, 2024 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Municipal Bonds (continued)
South Carolina (continued)
$ 1,000 Piedmont Municipal Power Agency Revenue, Series B  .................... 5.00 1/1/29 $ 1,081
680 South Carolina Public Service Authority Revenue, Series A  ................ 5.00 12/1/27 732
1,000 South Carolina Public Service Authority Revenue, Series A  ................ 5.00 12/1/31 1,126
6,806
South Dakota — 0.37%
1,675 South Dakota Board of Regents Housing & Auxiliary Facilities System Revenue
Continuously Callable @100  .................................. 5.00 4/1/29 1,779
Tennessee — 1.08%
1,215 County of Hamblen TN, GO  ...................................... 5.00 5/1/29 1,350
1,235 Metropolitan Government Nashville & Davidson County Health & Educational Facs
Bd Revenue  .............................................. 5.00 5/1/31 1,388
1,000 Metropolitan Government Nashville & Davidson County Health & Educational Facs
Bd Revenue Continuously Callable @100  ......................... 5.00 5/1/35 1,135
1,350 Metropolitan Government of Nashville & Davidson County TN, GO Continuously
Callable @100  ............................................ 4.00 7/1/33 1,398
5,271
Texas — 11.67%
1,025 Arlington Higher Education Finance Corp. Revenue (PSF-GTD) ............. 5.00 8/15/27 1,090
1,230 Arlington Higher Education Finance Corp. Revenue (PSF-GTD) ............. 5.00 8/15/28 1,333
2,450 City of Dallas TX, GO Continuously Callable @100  ..................... 5.00 2/15/27 2,482
2,500 City of Houston TX Airport System Revenue, Series C (AMT) .............. 5.00 7/1/25 2,534
300 City of Pearland TX, GO Continuously Callable @100  .................... 5.00 3/1/29 319
1,000 City of San Antonio TX Airport System Revenue, Series A (AMT) ............ 5.00 7/1/26 1,023
1,750 City of San Antonio TX Airport System Revenue, Series A (AMT) ............ 5.00 7/1/25 1,780
1,300 City of San Antonio TX Electric & Gas Systems Revenue, Series B  ........... 4.00 2/1/33 1,400
1,205 Clifton Higher Education Finance Corp. Revenue (PSF-GTD) ............... 5.00 8/15/24 1,211
950 Clifton Higher Education Finance Corp. Revenue, Series T Continuously Callable
@100 (PSF-GTD) .......................................... 4.00 8/15/34 1,005
2,200 Clifton Higher Education Finance Corp. Revenue (PSF-GTD) ............... 5.00 8/15/25 2,253
500 Conroe Independent School District, GO Continuously Callable @100 (PSF-GTD) 5.00 2/15/30 508
1,750 County of Harris TX Revenue Continuously Callable @100  ................ 5.00 8/15/34 1,787
1,545 County of Harris TX Revenue, Series A Continuously Callable @100  ......... 5.00 8/15/30 1,607
4,730 Dallas Area Rapid Transit Revenue Continuously Callable @100  ............ 5.00 12/1/33 5,294
2,500 Dallas Independent School District, GO, Series A Continuously Callable @100
(PSF-GTD) ............................................... 5.00 2/15/27 2,537
1,650 Harris County Cultural Education Facilities Finance Corp. Revenue  .......... 5.00 11/15/25 1,692
1,500 Harris County Cultural Education Facilities Finance Corp. Revenue Continuously
Callable @100  ............................................ 5.00 10/1/27 1,539
2,100 Harris County Cultural Education Facilities Finance Corp. Revenue  .......... 5.00 11/15/27 2,236
1,040 Love Field Airport Modernization Corp. Revenue Continuously Callable @100  .. 5.00 11/1/28 1,030
2,300 Love Field Airport Modernization Corp. Revenue (AMT) .................. 5.00 11/1/25 2,339
2,180 Lower Colorado River Authority Revenue Continuously Callable @100  ....... 5.00 5/15/32 2,438
1,000 Lower Colorado River Authority Revenue Continuously Callable @100 (AGM) .. 5.00 5/15/34 1,170
1,090 Lower Colorado River Authority Revenue (AGM) ....................... 5.00 5/15/29 1,204
1,000 Lower Colorado River Authority Revenue  ............................. 5.00 5/15/26 1,037
2,410 Midland Independent School District, GO Continuously Callable @100 (PSF-GTD) 5.00 2/15/37 2,793
250 North Texas Tollway Authority Revenue, Series A Continuously Callable @100  .. 5.00 1/1/25 251
2,000 Tarrant County Cultural Education Facilities Finance Corp. Revenue, Series A,
Callable 1/1/32 @ 100.00  .................................... 5.00(a) 7/1/53 2,238
3,500 Texas Municipal Gas Acquisition & Supply Corp. IV Revenue, Series B, Callable
7/1/33 @ 100.00  ........................................... 5.50(a) 1/1/54 3,882
2,230 University of Houston Revenue, Series C Continuously Callable @100  ........ 5.00 2/15/28 2,300
1,300 West Harris County Regional Water Authority Revenue  ................... 5.00 12/15/27 1,390
1,000 West Travis County Public Utility Agency Revenue (BAM) ................. 5.00 8/15/26 1,044
56,746

HC CAPITAL TRUST
The Intermediate Term Municipal Bond Portfolio
Portfolio of Investments (continued) — March 31, 2024 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Municipal Bonds (continued)
Virginia — 0.68%
$ 1,215 City of Chesapeake VA, GO, Series A Continuously Callable @100  .......... 5.00 8/1/31 $ 1,309
850 Hampton Roads Transportation Accountability Commission Revenue, Series A
Continuously Callable @100  .................................. 5.00 7/1/31 973
1,000 Roanoke Economic Development Authority Revenue  ..................... 5.00 7/1/25 1,023
3,305
Washington — 3.81%
1,370 King County School District No. 401 Highline, GO Continuously Callable @100
(SCH BD GTY) ............................................ 5.00 12/1/31 1,440
1,050 King County School District No. 405 Bellevue, GO Continuously Callable @100
(SCH BD GTY) ............................................ 5.00 12/1/29 1,142
1,500 Port of Seattle WA Revenue (AMT) .................................. 5.00 4/1/26 1,540
1,555 Port of Seattle WA Revenue Continuously Callable @100 (AMT) ............ 5.00 8/1/33 1,718
1,300 State of Washington, GO, Series C Continuously Callable @100  ............. 5.00 2/1/33 1,494
7,065 State of Washington, GO, Series R-2017A Continuously Callable @100  ....... 5.00 8/1/32 7,390
790 State of Washington, GO, Series C  .................................. 5.00 2/1/32 922
1,600 Washington Health Care Facilities Authority Revenue, Series B1, Callable 4/25/24
@ 100.00  ................................................ 5.00(a) 8/1/49 1,602
1,250 Washington Health Care Facilities Authority Revenue, Series B  ............. 5.00 10/1/25 1,274
18,522
Wisconsin — 1.73%
3,455 Public Finance Authority Revenue, Series A-2  .......................... 3.70(a) 10/1/46 3,510
1,225 University of Wisconsin Hospitals & Clinics Revenue, Series A  ............. 5.00 4/1/26 1,262
2,460 Wisconsin Health & Educational Facilities Authority Revenue, Series A
Continuously Callable @100  .................................. 5.00 11/15/35 2,530
1,100 Wisconsin Health & Educational Facilities Authority Revenue  .............. 4.00 11/15/26 1,112
8,414
Total Municipal Bonds .......................................... 422,466
Shares
Investment Companies — 12.48%
Domestic Fixed Income — 9.77%
101,025
BlackRock California Municipal Income Trust .......................... 1,194
188,720
BlackRock Municipal 2030 Target Term Trust .......................... 3,975
222,293
BlackRock Municipal Income Fund, Inc. .............................. 2,681
53,200
BlackRock MuniYield Fund, Inc. ................................... 588
248,844
BlackRock MuniYield Quality Fund III, Inc. ........................... 2,852
71,012
DTF Tax-Free Income 2028 Term Fund, Inc. ........................... 763
308,613
DWS Municipal Income Trust ...................................... 2,787
153,671
Eaton Vance California Municipal Bond Fund .......................... 1,452
171,994
Eaton Vance Municipal Bond Fund .................................. 1,780
121,260
Federated Hermes Premier Municipal Income Fund ...................... 1,342
356,298
Invesco Quality Municipal Income Trust .............................. 3,449
29,410
iShares National Muni Bond ETF ................................... 3,165
85,071
MainStay MacKay DefinedTerm Municipal Opportunities Fund .............. 1,391
181,653
MFS High Income Municipal Trust .................................. 659
289,265
MFS High Yield Municipal Trust .................................... 963
307,339
Nuveen AMT-Free Quality Municipal Income Fund ...................... 3,402
288,013
Nuveen Municipal Credit Income Fund ............................... 3,525
64,491
Nuveen Municipal Value Fund, Inc. .................................. 562
320,490
Nuveen Quality Municipal Income Fund .............................. 3,673
205,994
PIMCO California Municipal Income Fund II ........................... 1,189
127,109
PIMCO Municipal Income Fund III .................................. 950
139,842
Pioneer Municipal High Income Advantage Fund, Inc. .................... 1,140

HC CAPITAL TRUST
The Intermediate Term Municipal Bond Portfolio
Portfolio of Investments (concluded) — March 31, 2024 (Unaudited)
The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of March 31, 2024.
Amounts designated as "—" indicate the Specialist Manager did not manage any holdings in that category.
Shares Security Description Rate %
Maturity
Date
Value
(000)
Domestic Fixed Income (continued)
65,747
Pioneer Municipal High Income Opportunities Fund, Inc. .................. $ 744
311,239
Western Asset Managed Municipals Fund, Inc. .......................... 3,252
47,478
Money Market Funds — 2.71%
13,139,990
BlackRock Liquidity Funds MuniCash ................................ 3.23(b) 13,141
Total Investment Companies ...................................... 60,619
Total Investments (cost $488,535) — 99.42% ......................... 483,085
Other assets in excess of liabilities — 0.58% .......................... 2,830
Net Assets — 100.00% .......................................... $ 485,915
(a) Interest rate is determined by the Remarketing Agent.  The rate disclosed is the rate in effect on March 31, 2024.
(b) Annualized 7-day yield as of period-end.
AGM—Assured Guaranty Municipal Corporation
AMBAC—American Municipal Bond Assurance Corporation
AMT—Alternative Minimum Tax
BAM—Build America Mutual
ETF—Exchange-Traded Fund
GO—General Obligation
PSF-GTD—Public School Fund Guaranteed
Q-SBLF—Qualified School Bond Loan Fund
SCH BD GTY—School Board Guaranty
The Intermediate Term Municipal Bond Portfolio
Insight North
America LLC
Breckinridge
Capital
Advisors, Inc
City of
London
Investment
Management
Company,
Limited
HC Capital
Solutions Total
Municipal Bonds ..................................................................................................... 78.38% 8.56% — — 86.94%
Investment Companies ............................................................................................ 0.40% — 9.77% 2.31% 12.48%
Other Assets (Liabilities) ........................................................................................ 0.24% 0.16% 0.18% — 0.58%
Total Net Assets ................................................................................................. 79.02% 8.72% 9.95% 2.31% 100.00%